    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2013

                                                 FILE NOS. 333-63531; 811-05343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                         [X]
                          PRE-EFFECTIVE AMENDMENT NO.                                [_]
                          POST-EFFECTIVE AMENDMENT NO. 46                            [X]

                             AND/OR
  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                    [X]
                        AMENDMENT NO. 298                                            [X]
                (CHECK APPROPRIATE BOX OR BOXES)


                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                          (EXACT NAME OF REGISTRANT)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                 6610 W. BROAD STREET RICHMOND, VIRGINIA 23230
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE, ZIP CODE)

                                (804) 281-6000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            MICHAEL D. PAPPAS, ESQ.
                           ASSOCIATE GENERAL COUNSEL
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                             6610 W. BROAD STREET
                           RICHMOND, VIRGINIA 23230
               (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

          -------------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Upon the effective date of this Post-Effective Amendment to this Registration Statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)


[_]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on May 1, 2013 pursuant to paragraph (b) of Rule 485


[_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_]  on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE CHECK THE FOLLOWING BOX:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                PROSPECTUS FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS
                                FORM P1151 1/99

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                 HOME OFFICE:
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                           TELEPHONE: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2013, describes an individual flexible premium variable deferred annuity contract (the "contract" or "contracts") for individuals and qualified and non-qualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Freedom" in our marketing materials. This contract (RetireReady/SM/ Freedom) is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about the Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account you should know before investing. (The Guarantee Account is not available for contracts issued on or after May 1, 2003.) Please read this prospectus carefully and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

The minimum amount you need to purchase this contract is $25,000.

You may allocate your premium payments to the Separate Account. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below. (If your contract was issued prior to May 1, 2003, you may allocate your premium payments to the Separate Account, the Guarantee Account or both.)

AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS):

Invesco V.I. American Franchise Fund -- Series I shares (formerly, Invesco Van
  Kampen V.I. American Franchise Fund -- Series I shares)


Invesco V.I. Comstock Fund -- Series II shares (formerly, Invesco Van Kampen
  V.I. Comstock Fund -- Series II shares)

Invesco V.I. Core Equity Fund -- Series I shares

Invesco V.I. Equity and Income Fund -- Series II shares (formerly, Invesco Van
  Kampen V.I. Equity and Income Fund -- Series II shares)

Invesco V.I. International Growth Fund -- Series II shares



ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AllianceBernstein Balanced Wealth Strategy Portfolio --  Class B
AllianceBernstein Global Thematic Growth Portfolio --  Class B
AllianceBernstein Growth and Income Portfolio
   -- Class B
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.:
VP Inflation Protection Fund -- Class II

BLACKROCK VARIABLE SERIES FUNDS, INC.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares
BlackRock Value Opportunities V.I. Fund -- Class III Shares

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:

Columbia Variable Portfolio -- Marsico Growth Fund --Class 1
Columbia Variable Portfolio -- Marsico International Opportunities
  Fund -- Class 2


EATON VANCE VARIABLE TRUST:
VT Floating-Rate Income Fund

FEDERATED INSURANCE SERIES:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Growth Opportunities Portfolio -- Service Class 2
VIP Growth Stock Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Mutual Shares Securities Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE INVESTMENTS FUNDS, INC.:
Core Value Equity Fund -- Class 1 Shares


Real Estate Securities Fund -- Class 1 Shares
Small-Cap Equity Fund -- Class 1 Shares
Total Return Fund -- Class 1 Shares/1/
Total Return Fund -- Class 3 Shares/1/
U.S. Equity Fund -- Class 1 Shares


GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Money Market Fund -- Service Shares


JANUS ASPEN SERIES:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:


Oppenheimer Capital Appreciation Fund/VA -- Service Shares

Oppenheimer Capital Income Fund/VA (formerly, Oppenheimer Balanced
  Fund/VA -- Service Shares)
Oppenheimer Global Fund/VA (formerly, Oppenheimer Global Securities
  Fund/VA -- Service Shares)

Oppenheimer Main Street Fund/VA -- Service Shares

Oppenheimer Main Street Small Cap Fund(R)/VA (formerly, Oppenheimer Main Street
  Small- & Mid- Cap Fund(R)/VA -- Service Shares


PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

THE PRUDENTIAL SERIES FUND:
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares

WELLS FARGO VARIABLE TRUST:
Wells Fargo Advantage VT Omega Growth Fund -- Class 2

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2003:

DREYFUS:
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Large Cap Value Fund -- Institutional Shares

JANUS ASPEN SERIES:
Enterprise Portfolio -- Service Shares

Global Research Portfolio --  Service Shares (formerly, Worldwide
  Portfolio -- Service Shares)

Global Technology Portfolio -- Service Shares
Janus Portfolio -- Service Shares



PIMCO VARIABLE INSURANCE TRUST:
Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares

/1/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund, for contracts issued on or after May 1, 2006.

THE FOLLOWING PORTFOLIO IS NOT AVAILABLE FOR NEW PREMIUM PAYMENTS OR TRANSFERS OR FOR NEW CONTRACTS ISSUED ON OR AFTER NOVEMBER 15, 2004:

JANUS ASPEN SERIES:
Overseas Portfolio -- Service Shares

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2006:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Mid Cap Value Fund

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) New Discovery Series -- Service Class Shares

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2007:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):

Invesco V.I. American Franchise Fund -- Series II shares (formerly, Invesco Van
  Kampen V.I. American Franchise Fund -- Series II shares)


LEGG MASON PARTNERS VARIABLE EQUITY TRUST:

ClearBridge Variable Equity Income Portfolio -- Class II (formerly, Legg Mason
  ClearBridge Variable Equity Income Builder Portfolio -- Class II)


THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER SEPTEMBER 8, 2008:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):

Invesco V.I. Value Opportunities Fund -- Series II shares (formerly, Invesco
  Van Kampen V.I. Value Opportunities Fund -- Series II shares)


BLACKROCK VARIABLE SERIES FUNDS, INC.:
BlackRock Large Cap Growth V.I. Fund -- Class III Shares

GE INVESTMENTS FUNDS, INC:


Premier Growth Equity Fund -- Class 1 Shares
S&P 500(R) Index Fund

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:

ClearBridge Variable Aggressive Growth Portfolio -- Class II (formerly, Legg
  Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II) ClearBridge Variable All Cap Value Portfolio -- Class I (formerly, Legg Mason
  ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I)


MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Trust Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:

Oppenheimer Discovery Mid Cap Growth Fund/VA (formerly, Oppenheimer Small- &
  Mid-Cap Growth Fund/VA -- Service Shares)


RYDEX VARIABLE TRUST:
NASDAQ-100(R) Fund

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE AS INVESTMENT OPTIONS UNDER CONTRACTS ISSUED ON OR AFTER JANUARY 5, 2009:

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares.

Not all of these Portfolios may be available in all states or in all markets.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value.

Except for amounts in the Guarantee Account, both the value of a contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolios(s) you select. YOU BEAR THE INVESTMENT RISK OF INVESTING IN THE PORTFOLIOS.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

This contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


A Statement of Additional Information, dated May 1, 2013, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information, call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                              Richmond, VA 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS


DEFINITIONS................................................................  8

FEE TABLES................................................................. 11
   Examples................................................................ 19

SYNOPSIS................................................................... 21

CONDENSED FINANCIAL INFORMATION............................................ 25

THE COMPANY................................................................ 25

FINANCIAL CONDITION OF THE COMPANY......................................... 25

THE SEPARATE ACCOUNT....................................................... 26
   The Portfolios.......................................................... 27
   Subaccounts............................................................. 28
   Voting Rights........................................................... 37
   Asset Allocation Program................................................ 37

CHARGES AND OTHER DEDUCTIONS............................................... 47
   Deductions from the Separate Account.................................... 47
   Charges for the Living Benefit Rider Options............................ 47
   Charges for the Death Benefit Rider Options............................. 51
   Other Charges........................................................... 52

THE CONTRACT............................................................... 53
   Purchase of the Contract................................................ 53
   Ownership............................................................... 54
   Assignment.............................................................. 54
   Premium Payments........................................................ 55
   Valuation Day and Valuation Period...................................... 55
   Allocation of Premium Payments.......................................... 55
   Valuation of Accumulation Units......................................... 56

TRANSFERS.................................................................. 56
   Transfers Before the Maturity Date...................................... 56
   Transfers from the Guarantee Account to the Subaccounts................. 57
   Transfers from the Subaccounts to the Guarantee Account................. 57
   Transfers Among the Subaccounts......................................... 57
   Telephone/Internet Transactions......................................... 58
   Confirmation of Transactions............................................ 58
   Special Note on Reliability............................................. 58
   Transfers By Third Parties.............................................. 58
   Special Note on Frequent Transfers...................................... 59
   Dollar Cost Averaging Program........................................... 60
   Defined Dollar Cost Averaging Program................................... 61
   Portfolio Rebalancing Program........................................... 62
   Guarantee Account Interest Sweep Program................................ 62

SURRENDERS AND PARTIAL SURRENDERS.......................................... 63
   Surrenders and Partial Surrenders....................................... 63
   Restrictions on Distributions from Certain Contracts.................... 64
   Systematic Withdrawal Program........................................... 64

   Guaranteed Minimum Withdrawal Benefit Rider Options....................  65
       Lifetime Income Plus Solution......................................  65
       Lifetime Income Plus 2008..........................................  78
       Lifetime Income Plus 2007..........................................  91
       Lifetime Income Plus (for contracts issued on or after the later of May 1, 2006, or the date of state insurance
         department approval).............................................  99
       Lifetime Income Plus (for contracts issued prior to May 1,
         2006, or prior to the date of state insurance department
         approval)........................................................ 106
       Guaranteed Withdrawal Advantage.................................... 112
       Investment Strategy for the Guaranteed Minimum Withdrawal
         Benefit Rider Options............................................ 116
   Annuity Cross Funding Program.......................................... 117

DEATH OF OWNER AND/OR ANNUITANT (FOR CONTRACTS ISSUED ON OR AFTER THE
  LATER OF MAY 1, 2003, OR THE DATE OF STATE INSURANCE DEPARTMENT
  APPROVAL)............................................................... 118
   Distribution Provisions Upon Death of Owner or Joint Owner............. 118
   Death Benefit at Death of Any Annuitant Before the Maturity Date....... 119
   Basic Death Benefit.................................................... 119
   Annual Step-Up Death Benefit Rider Option.............................. 119
   5% Rollup Death Benefit Rider Option................................... 120
   Earnings Protector Death Benefit Rider Option.......................... 121
   The Earnings Protector and Greater of Annual Step-Up and 5% Rollup
     Death Benefit Rider Option........................................... 122
   Termination of Death Benefit Rider Options When Contract Assigned
     or Sold.............................................................. 122
   How to Claim Proceeds and/or Death Benefit Payments.................... 122
   Distribution Rules..................................................... 124

DEATH OF OWNER AND/OR ANNUITANT (FOR CONTRACTS ISSUED PRIOR TO MAY 1,
  2003, OR PRIOR TO THE DATE OF STATE INSURANCE DEPARTMENT APPROVAL)...... 125
   Death Benefit at Death of Any Annuitant Before the Maturity Date....... 125
   Optional Enhanced Death Benefit........................................ 126
   When We Calculate the Death Benefit.................................... 127
   Death of an Owner, Joint Owner or Annuitant Before the Maturity
     Date................................................................. 127
   Death of an Owner, Joint Owner or Annuitant On or After the
     Maturity Date........................................................ 130

INCOME PAYMENTS........................................................... 130
   Optional Payment Plans................................................. 132
   Variable Income Payments............................................... 132
   Transfers After the Maturity Date...................................... 133
   Guaranteed Income Advantage............................................ 133
   Payment Protection Rider Options....................................... 141
       Payment Optimizer Plus............................................. 141
       Principal Protection Advantage..................................... 150

TAX MATTERS............................................................... 156
   Introduction........................................................... 156
   Taxation of Non-Qualified Contracts.................................... 156
   Section 1035 Exchanges................................................. 159
   Qualified Retirement Plans............................................. 160
   Federal Income Tax Withholding......................................... 164
   State Income Tax Withholding........................................... 164
   Tax Status of the Company.............................................. 164
   Federal Estate, Gift and Generation-Skipping Transfer Taxes............ 164
   Federal Defense of Marriage Act........................................ 164
   Annuity Purchases by Residents of Puerto Rico.......................... 165

   Annuity Purchases by Nonresident Aliens and Foreign Corporations... 165
   Foreign Tax Credits................................................ 165
   Changes in the Law................................................. 165

REQUESTING PAYMENTS................................................... 165

SALE OF THE CONTRACTS................................................. 166

ADDITIONAL INFORMATION................................................ 167
   Owner Questions.................................................... 167
   Return Privilege................................................... 167
   State Regulation................................................... 167
   Evidence of Death, Age, Gender, Marital Status or Survival......... 167
   Records and Reports................................................ 167
   Other Information.................................................. 168
   Exemption to File Periodic Reports................................. 168
   Legal Proceedings.................................................. 168

APPENDIX A............................................................ A-1
   Examples of the Available Death Benefits........................... A-1

APPENDIX B............................................................ B-1
   Condensed Financial Information.................................... B-1

APPENDIX C............................................................ C-1
   The Guarantee Account.............................................. C-1

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus:

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate the value in the Separate Account before income payments commence.

ANNUITANT -- The person named in the contract upon whose age and, where appropriate, gender, we use to determine monthly income benefits.

ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

ASSET ALLOCATION MODEL -- A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

BENEFIT DATE -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

BENEFIT YEAR -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

CONTRACT VALUE -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account, if available.

DESIGNATED SUBACCOUNTS -- The Subaccounts available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

FUND -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

FUNDING ANNUITY -- The variable deferred annuity issued by Genworth Life and Annuity Insurance Company; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by Genworth Life and Annuity Insurance Company. The assets of the Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

GENERAL ACCOUNT -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

GIS SUBACCOUNT -- A division of the Separate Account that invests exclusively in shares of the GE Investments Funds, Inc. -- Total Return Fund. This Subaccount is only available when Guaranteed Income Advantage is elected at the time of application. Premium payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets.

GROSS WITHDRAWAL -- For Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

GUARANTEE ACCOUNT -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The General Account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account is not available for contracts issued on or after May 1, 2003.

GUARANTEED INCOME ADVANTAGE -- The marketing name for the Guaranteed Income Rider. This rider may be referred to by either name in this prospectus.

GUARANTEED WITHDRAWAL ADVANTAGE -- The marketing name for the Guaranteed Minimum Withdrawal Benefit Rider, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. This rider may be referred to by either name in this prospectus. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

HOME OFFICE -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

INCOME START DATE -- For Guaranteed Income Advantage, the date income payments begin from one or more segments pursuant to the terms of Guaranteed Income Advantage. For Principal Protection Advantage, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of Principal Protection Advantage.

INCOME START VALUE -- For Principal Protection Advantage, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

INVESTMENT STRATEGY -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options. The Investment Strategy is required in order to receive the full benefit under these rider options.

JOINT ANNUITANT -- For the Payment Protection Rider Options, the additional life on which monthly income is based. For the Guaranteed Minimum Withdrawal Benefit Rider Options, the additional life on which the Withdrawal Factor may be based.

LIFETIME INCOME PLUS -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

LIFETIME INCOME PLUS 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

LIFETIME INCOME PLUS 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

LIFETIME INCOME PLUS SOLUTION -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

MATURITY DATE -- The date on which your income payments will commence, if any Annuitant is living on that date. The Maturity Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

MAXIMUM ANNIVERSARY VALUE -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

PAYMENT OPTIMIZER PLUS -- The marketing name for the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

PAYMENT PROTECTION PLAN -- A series of variable income payments that are provided pursuant to the terms of Principal Payment Protection Advantage.

PORTFOLIO -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

PRINCIPAL PROTECTION ADVANTAGE -- The marketing name for the Payment Protection Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

PRINCIPAL PROTECTION DEATH BENEFIT -- The death benefit provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

PURCHASE PAYMENT BENEFIT AMOUNT -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

RIDER DEATH BENEFIT -- The death benefit payable under Lifetime Income Plus and Lifetime Income Plus 2007.

ROLL-UP VALUE -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

SEPARATE ACCOUNT -- Genworth Life & Annuity VA Separate Account 1, a separate account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

SUBACCOUNT -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in the contract and/or marketing materials.

SURRENDER VALUE -- The value of the contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, contract maintenance charge, and any optional benefit charge if applicable.

VALUATION DAY -- Any day on which the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

WITHDRAWAL BASE -- An amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus Solution).

WITHDRAWAL FACTOR -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

WITHDRAWAL LIMIT -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially surrendering assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial surrender, fully surrender your contract or transfer assets among the investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
------------------------------------------------------------
Surrender Charge                                     None
------------------------------------------------------------
 Transfer Charge                                   $10.00/1/
------------------------------------------------------------

/1/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications.

PERIODIC CHARGES OTHER THAN PORTFOLIO
EXPENSES
---------------------------------------------------------------------------
Annual Contract Maintenance Charge                 $25.00/1/
---------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF
 YOUR AVERAGE DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                   1.35%
---------------------------------------------------------------------------
 Administrative Expense Charge                       0.25%
---------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES                                            1.60%
---------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTIONS/2/ (AS A
 PERCENTAGE OF YOUR AVERAGE DAILY NET
 ASSETS IN THE SEPARATE ACCOUNT)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/3/
                                         ----------------------------------
Guaranteed Withdrawal Advantage/4/           0.50%            1.00%
---------------------------------------------------------------------------
Lifetime Income Plus/5/
 Single Annuitant Contract                   0.60%            2.00%
                                         -------------------------------
 Joint Annuitant Contract                    0.75%            2.00%
---------------------------------------------------------------------------
Lifetime Income Plus 2007/6/
 Single Annuitant Contract                   0.75%            2.00%
                                         -------------------------------
 Joint Annuitant Contract                    0.85%            2.00%
---------------------------------------------------------------------------
Guaranteed Income Advantage                  0.50%            0.50%
---------------------------------------------------------------------------
Principal Protection Advantage/7/            0.40%            1.00%
---------------------------------------------------------------------------
Payment Optimizer Plus/8/
 Single Annuitant Contract                   0.50%            1.25%
                                         -------------------------------
 Joint Annuitant Contract                    0.65%            1.25%
---------------------------------------------------------------------------

LIVING BENEFIT RIDER OPTIONS/2,9/
--------------------------------------------------------------------------------------------------
                                             Current Charge/10/          Maximum Charge/3,10/
                                         ---------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
                                             Current Charge/11/          Maximum Charge/3,11/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.20% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.50% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

DEATH BENEFIT RIDER OPTIONS/12/ (AS A PERCENTAGE OF
 YOUR CONTRACT VALUE AT THE TIME THE CHARGE IS
 TAKEN)/13/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/3/
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option         0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                        0.70%            0.70%
---------------------------------------------------------------------------


/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $25,000 or more at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

/5/Lifetime Income Plus is not available for contracts issued on or after May
   1, 2008.

/6/Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

/7/Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

/8/Payment Optimizer Plus is not available for contracts issued after October
   17, 2008.

/9/You may purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by each rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial premium payment. The benefit base will change and may be higher than the Contract Value on any given day.

 If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial premium payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

 The charges for each rider will be deducted at the end of the calendar quarter.




/10/The current and maximum charges reflected in the fee table for Lifetime
    Income Plus 2008 are for those contracts that reset their Withdrawal Base on or after December 3, 2012. The current and maximum charges for Lifetime Income Plus 2008 for those contracts that have not reset their Withdrawal Base on or after December 3, 2012 are as follows:



                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single Annuitant Contract               0.75% of benefit base       2.00% of benefit base
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single Annuitant Contract               0.75% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single Annuitant Contract               0.75% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
                                         -------------------------------------------------------

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------



/11/The current and maximum charges reflected in the fee table for Lifetime
    Income Plus Solution are for contracts issued on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012. The current and maximum charges for Lifetime Income Plus Solution for contracts issued on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:



                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.95% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.95% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.20% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.95% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.50% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------



 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:



                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------



 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:



                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.85% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.85% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.85% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------



/12/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
    Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution.


 You may purchase the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, purchase the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be purchased with any other death benefit rider option.


/13/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications.

PERIODIC CHARGES OTHER THAN PORTFOLIO
EXPENSES
---------------------------------------------------------------------------
Annual Contract Maintenance Charge                 $25.00/1/
---------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF
 YOUR AVERAGE DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                   1.35%
---------------------------------------------------------------------------
 Administrative Expense Charge                       0.25%
---------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTIONS/2/ (AS A PERCENTAGE OF
 YOUR AVERAGE DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/3/
                                         ----------------------------------
Guaranteed Withdrawal Advantage              0.50%            1.00%
---------------------------------------------------------------------------
Lifetime Income Plus                         0.60%            2.00%
---------------------------------------------------------------------------
Guaranteed Income Advantage                  0.50%            0.50%
---------------------------------------------------------------------------
Principal Protection Advantage               0.40%            1.00%
---------------------------------------------------------------------------
DEATH BENEFIT RIDER OPTIONS/4/ (AS A PERCENTAGE OF YOUR
 CONTRACT VALUE AT THE TIME THE CHARGE IS TAKEN)/5/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option         0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                        0.70%            0.70%
---------------------------------------------------------------------------
                                            Current          Maximum
                                         ----------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES/6/                                 2.80%            3.80%
---------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $25,000 or more at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
   Plus at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus.

/5/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/6/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and either Guaranteed Withdrawal Advantage or Guaranteed Income Advantage. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Annual Step-Up Death Benefit Rider and Lifetime Income Plus. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications.

PERIODIC CHARGES OTHER THAN PORTFOLIO
EXPENSES
---------------------------------------------------------------------------
Annual Contract Maintenance Charge                 $25.00/1/
---------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF
 YOUR AVERAGE DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                   1.35%
---------------------------------------------------------------------------
 Administrative Expense Charge                       0.25%
---------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTIONS/2/ (AS A PERCENTAGE OF
 YOUR AVERAGE DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/3/
                                         ----------------------------------
Guaranteed Withdrawal Advantage              0.50%            1.00%
---------------------------------------------------------------------------
Guaranteed Income Advantage                  0.40%            0.40%
---------------------------------------------------------------------------
Principal Protection Advantage               0.40%            1.00%
---------------------------------------------------------------------------
DEATH BENEFIT RIDER OPTIONS (AS A PERCENTAGE OF
 CONTRACT VALUE AT THE TIME THE CHARGE IS TAKEN)/4/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option/5/      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option/5/                     0.70%            0.70%
---------------------------------------------------------------------------
                                            Current          Maximum
                                         ----------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES/6/                                 2.80%            3.30%
---------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $25,000 or more at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/5/The 5% Rollup Death Benefit Rider and the Earnings Protector and Greater of
   Annual Step-Up and 5% Rollup Death Benefit Rider are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

/6/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and Guaranteed Withdrawal Advantage. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option and either Guaranteed Withdrawal Advantage or Principal Protection Advantage. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued prior to May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications.

PERIODIC CHARGES OTHER THAN PORTFOLIO
EXPENSES
---------------------------------------------------
Annual Contract Maintenance Charge       $25.00/1/
---------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A
 PERCENTAGE OF YOUR AVERAGE DAILY NET
 ASSETS IN THE SEPARATE ACCOUNT)
---------------------------------------------------
 Mortality and Expense Risk Charge         1.35%
---------------------------------------------------
 Administrative Expense Charge             0.25%
---------------------------------------------------
OPTIONAL BENEFITS (AS A PERCENTAGE OF
 YOUR PRIOR CONTRACT YEAR'S AVERAGE
 CONTRACT VALUE)/2/
---------------------------------------------------
 Optional Enhanced Death Benefit Rider     0.35%
---------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES                                1.95%/3/
---------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $25,000 or more at the time the charge is assessed.

/2/This charge is taken in arrears on each contract anniversary and at the time the contract is surrendered.

/3/The Maximum Total Separate Account Annual Expenses assume that the owner elects the Optional Enhanced Death Benefit Rider. If the Optional Enhanced Death Benefit Rider is not elected, the total Separate Account annual expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service
(Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


ANNUAL PORTFOLIO EXPENSES/1/                                                      MINIMUM MAXIMUM
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.43%   2.37%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2012, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.38% and 1.78%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLES

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2006, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING EXAMPLES APPLY:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected either Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include the effect of any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $707       $2,131      $3,570       $7,248


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $596       $2,015      $3,450       $7,111


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $707       $2,131      $3,570       $7,248


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.60% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract maintenance charge of $25 (assumed to be equivalent to 0.25% of the Contract Value);

  . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base PLUS a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually in arrears as a percentage of the Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF APRIL 29, 2005, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, BUT PRIOR TO MAY 1, 2006, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING EXAMPLES
APPLY:

This Example is intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Example shows the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Lifetime Income Plus;

  .  elected the Annual Step-Up Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

The Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $639       $1,889      $3,104       $5,995


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $594       $1,846      $3,062       $5,956


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $639       $1,889      $3,104       $5,995


Please remember that you are looking at an Example and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Example does not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Example assumes:

  . Separate Account charges of 1.60% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract maintenance charge of $25 (assumed to be equivalent to 0.25% of the Contract Value);

  . a maximum charge of 2.00% for Lifetime Income Plus (deducted daily at an effective annual rate of your assets in the Separate Account); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider Option (deducted annually as a percentage of Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2003, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, BUT PRIOR TO APRIL 29, 2005, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING EXAMPLE
APPLIES:

This Example is intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Example shows the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Guaranteed Withdrawal Advantage or Principal Protection Advantage;

  . elected the Earnings Protector and the Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

The Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $592       $1,760      $2,907       $5,682


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $497       $1,667      $2,815       $5,594


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $592       $1,760      $2,907       $5,682


Please remember that you are looking at an Example and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Example does not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Example assumes:

  . Separate Account charges of 1.60% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract maintenance charge of $25 (assumed to be equivalent to 0.25% of the Contract Value); and

  . a charge of 1.00% for Guaranteed Withdrawal Advantage or Principal Protection Advantage (deducted daily at an effective annual rate of your assets in the Separate Account); and

  . a charge of 0.70% for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option (deducted annually as a percentage of Contract Value).

If one or both of the optional riders are not elected, the expense figures shown above would be lower.

FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2003, OR PRIOR TO THE DATE STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING EXAMPLE
APPLIES:

This Example is intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Example shows the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Optional Enhanced Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

The Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $459       $1,384      $2,317       $4,684


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $399       $1,323      $2,256       $4,621


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $459       $1,384      $2,317       $4,684


Please remember that you are looking at an Example and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Example does not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Example assumes:

  . total Separate Account charges of 1.60% (deducted daily at an annual effective rate of assets in the Separate Account);

  . an annual contract maintenance charge of $25 (assumed to be equivalent to 0.25% of the Contract Value); and

  . a charge of 0.35% for the Optional Enhancement Death Benefit Rider (deducted annually as a percentage of prior contract year's average Contract Value).

If the Optional Enhancement Death Benefit Rider is not elected, the expense figures shown above would be lower.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract to you. During the accumulation period, you can use your premium payments to buy Accumulation Units under the Separate Account (or interests in the Guarantee Account if your contract was issued prior to May 1, 2003). Should you decide to receive income payments (annuitize the contract or a portion thereof) we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments from the GIS Subaccount(s) pursuant to the election of Guaranteed Income Advantage or you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from the GIS Subaccount(s) will be made in accordance with the terms of Guaranteed Income Advantage. All income payments made from a Payment Protection Rider Option will be made in accordance with the terms of the applicable Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on the date the payment is determined. See "The Contract," the "Income Payments -- Guaranteed Income Advantage," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

WHAT ARE MY VARIABLE INVESTMENT CHOICES? Through its Subaccounts, the Separate Account uses your premium payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

WHAT IS THE GUARANTEE ACCOUNT? For contracts issued prior to May 1, 2003, we offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. If your contract was issued prior to May 1, 2003, you may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or markets and is not available if your contract is issued on or after May 1, 2003. See "Appendix C -- The Guarantee Account" and the "Transfers" provisions of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? We assess annual charges in the aggregate at an effective annual rate of 1.60% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.25% and a mortality and expense risk charge of 1.35%. There is also a $25 annual contract maintenance charge which we will waive if the Contract Value is $25,000 or more at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct these amounts from premium payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We also offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same Portfolios (or many of the same) offered under the contract. These other contracts have different and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative, or call (800) 352-9910.

HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See "The Contract -- Premium Payments" provision of this prospectus.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you a monthly income beginning on the Maturity Date (or the earlier of the Income Start Date and the Maturity Date if Guaranteed Income Advantage or Principal Protection Advantage is elected at the time of application) provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE BEFORE THE MATURITY DATE? Before the Maturity Date, if an owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death of Owner and/or Annuitant" provision of this prospectus.

MAY I TRANSFER ASSETS AMONG THE INVESTMENT OPTIONS? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. Riders elected by the contract owner may impose additional limitations on transfer rights. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. (If your contract was issued prior to May 1, 2003, you may make transfers among the Subaccounts, as well as to and from the Guarantee Account, subject to certain restrictions.) See the "Transfers," "Income Payments -- Transfers After the Maturity Date," "Income Payments --Guaranteed Income Advantage," "Income Payments -- Payment Protection Rider Options" and "Appendix C -- The Guarantee Account" provisions of this prospectus. In addition, if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE PARTIAL SURRENDERS? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

When taking a full or partial surrender, you will ordinarily be subject to income tax (except for qualified distributions from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial surrender, a 10% IRS penalty tax. A total surrender or a partial surrender may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. For example, a partial surrender may reduce the death benefit by the proportion that the partial surrender (including any premium tax assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information. In addition, if you elect Guaranteed Income Advantage and you take a withdrawal from the GIS Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect Guaranteed Income Advantage or one of the Payment Protection Rider Options, partial surrenders may affect the benefit you receive under that rider. See the "Surrenders and Partial Surrenders -- Guaranteed Income Rider" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive it and send you a refund equal to your Contract Value plus any charges we have deducted from premium payments prior to their allocation to the Separate Account (excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your premium payments (less any partial surrenders previously taken). See the "Return Privilege" provision of this prospectus for more information.

WHAT OPTIONAL BENEFITS ARE AVAILABLE UNDER THIS CONTRACT? We offer several optional benefits by rider under this prospectus. The riders may not be available in all states or markets.

THE LIVING BENEFIT RIDER OPTIONS. We currently offer three "living benefit rider options" under this prospectus. You may not purchase the riders together or in any combination. Five other living benefit riders, Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Principal Protection Advantage and Payment Optimizer Plus, are no longer offered for sale.

Five Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in this prospectus: Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must allocate all premium payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate premium payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Under certain circumstances, the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit. Please see the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit Rider Options" provision of this prospectus for more information about the riders and their features.

We also offer Guaranteed Income Advantage, which provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). You may not allocate premium payments or assets in your contract directly into the GIS Subaccount(s). Rather, allocations to the GIS Subaccount(s) must be made through a series of scheduled transfers from other Subaccounts in which you have allocated assets. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus for more information about the rider and its features.

Finally, we discuss two Payment Protection Rider Options in this prospectus:
Payment Optimizer Plus and Principal Protection Advantage. These riders provide for a guaranteed income benefit that is based on the amount of premium payments you make to your contract. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. To receive the full benefit provided by either of the Payment Protection Rider Options, you must allocate all premium payments and assets in your contract in accordance with the Investment Strategy prescribed by the particular rider. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Payment Protection Rider Options" provision of this prospectus for more information about the rider and its features.

Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

THE DEATH BENEFIT RIDER OPTIONS. We offer the following four optional death benefits by rider in addition to the Basic Death Benefit provided under the contract: (i) the Annual Step-Up Death Benefit Rider; (ii) the 5% Rollup Death Benefit Rider; (iii) the Earnings Protector Death Benefit Rider; and (iv) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider.

Each of these optional death benefit riders is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see the "Death of Owner and/or Annuitant" provision of this prospectus for more information about these optional death benefit riders and their features.

ARE THERE ANY RISKS TO PURCHASING ONE OF THE LIVING BENEFIT RIDER OPTIONS OR DEATH BENEFIT RIDER OPTIONS? Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), all premium payments must be allocated in accordance with the Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. For contract owners that have elected Guaranteed Income Advantage, premium payments may not be allocated directly to the GIS Subaccount(s), but must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. See the "The Contract -- Allocation of Premium Payments," "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit Rider Options," "Income Payments -- Guaranteed Income Advantage" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contacts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.


Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is indirectly owned by Genworth Financial, Inc., a public company.


FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

ASSETS IN THE GENERAL ACCOUNT. Depending on when you purchased your contract, you also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products as well, such as group variable annuities offered through retirement plans, term and universal life insurance, Medicare supplement insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "Appendix C -- The Guarantee Account" provision of this prospectus.

OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate premium payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.


HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on our website at www.genworth.com or on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.


You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate account, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required, manage the Separate Account under the direction of a committee, or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate premium payments and Contract Value. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), however, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. You currently may change your future premium payment allocation without penalty or charges. However, certain benefits provided by one of the optional riders may be reduced if allocations are not made in accordance with the prescribed Investment Strategy. In addition, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

BEFORE CHOOSING A SUBACCOUNT TO WHICH YOU WILL ALLOCATE YOUR PREMIUM PAYMENTS AND CONTRACT VALUE, CAREFULLY READ THE PROSPECTUS FOR EACH PORTFOLIO, ALONG WITH THIS PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR EACH PORTFOLIO BY CALLING US AT (800) 352-9910, OR WRITING US AT 6610 WEST BROAD STREET, RICHMOND, VIRGINIA 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

You may allocate premium payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account (if available) at any one time. For contract owners that have elected Guaranteed Income Advantage, you may not allocate premium payments directly to the GIS Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate premium payments and Contract Value in accordance with the Investment Strategy. See the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.



                          SUBACCOUNT                                  INVESTMENT OBJECTIVE
                          ---------------------------------------------------------------------------
AIM VARIABLE INSURANCE    INVESCO V.I. AMERICAN FRANCHISE     to seek capital growth.
FUNDS (INVESCO VARIABLE   FUND -- SERIES I SHARES (FORMERLY,
INSURANCE FUNDS)          INVESCO VAN KAMPEN V.I.
                          AMERICAN FRANCHISE FUND --
                          SERIES I SHARES)
                          ---------------------------------------------------------------------------
                          INVESCO V.I. COMSTOCK FUND --       Seeks capital growth and income
                          CLASS II SHARES (FORMERLY, INVESCO  through investments in equity
                          VAN KAMPEN V.I. COMSTOCK FUND       securities, including common stocks,
                          -- SERIES II SHARES)                preferred stocks and securities
                                                              convertible into common and preferred
                                                              stocks.
                          ---------------------------------------------------------------------------
                          INVESCO V.I. CORE EQUITY FUND --    Long-term growth of capital.
                          SERIES I SHARES
                          ---------------------------------------------------------------------------
                          INVESCO V.I. EQUITY AND INCOME      Seeks both capital appreciation and
                          FUND -- CLASS II SHARES (FORMERLY,  current income.
                          INVESCO VAN KAMPEN V.I. EQUITY
                          AND INCOME FUND -- SERIES II
                          SHARES)
                          ---------------------------------------------------------------------------
                          INVESCO V.I. INTERNATIONAL GROWTH   Long-term growth of capital.
                          FUND -- SERIES II SHARES
                          ---------------------------------------------------------------------------
ALLIANCEBERNSTEIN         ALLIANCEBERNSTEIN BALANCED          Seeks to maximize total return
VARIABLE PRODUCTS SERIES  WEALTH STRATEGY PORTFOLIO --        consistent with the adviser's
FUND, INC.                CLASS B                             determination of reasonable risk.
                          ---------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN GLOBAL            Long-term growth of capital.
                          THEMATIC GROWTH PORTFOLIO --
                          CLASS B
                          ---------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN GROWTH AND        Long-term growth of capital.
                          INCOME PORTFOLIO -- CLASS B
                          ---------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN INTERNATIONAL     Long-term growth of capital.
                          VALUE PORTFOLIO -- CLASS B
                          ---------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN LARGE CAP         Long-term growth of capital.
                          GROWTH PORTFOLIO -- CLASS B
                          ---------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN SMALL CAP         Long-term growth of capital.
                          GROWTH PORTFOLIO -- CLASS B
                          ---------------------------------------------------------------------------
AMERICAN CENTURY          VP INFLATION PROTECTION FUND --     The fund pursues long-term total
VARIABLE PORTFOLIOS II,   CLASS II                            return using a strategy that seeks to
INC.                                                          protect against U.S. inflation.
                          ---------------------------------------------------------------------------
BLACKROCK VARIABLE        BLACKROCK BASIC VALUE V.I.          Seeks capital appreciation and,
SERIES FUNDS, INC.        FUND -- CLASS III SHARES            secondarily, income.

                          ---------------------------------------------------------------------------


                                       ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                 AS APPLICABLE)
--------------------------------------------------------------------
to seek capital growth.                Invesco Advisers, Inc.




--------------------------------------------------------------------
Seeks capital growth and income        Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
--------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

--------------------------------------------------------------------
Seeks both capital appreciation and    Invesco Advisers, Inc.
current income.



--------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

--------------------------------------------------------------------
Seeks to maximize total return         AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
--------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.


--------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

--------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

--------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

--------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

--------------------------------------------------------------------
The fund pursues long-term total       American Century Investment
return using a strategy that seeks to  Management, Inc.
protect against U.S. inflation.
--------------------------------------------------------------------
Seeks capital appreciation and,        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
                                       Investment Management, LLC)
--------------------------------------------------------------------


                         SUBACCOUNT                                   INVESTMENT OBJECTIVE
                         -----------------------------------------------------------------------------
                         BLACKROCK GLOBAL ALLOCATION V.I.   Seeks high total investment return.
                         FUND -- CLASS III SHARES


                         -----------------------------------------------------------------------------
                         BLACKROCK VALUE OPPORTUNITIES      Seeks long-term growth of capital.
                         V.I. FUND -- CLASS III SHARES

                         -----------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE  COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
INSURANCE TRUST I        MARSICO GROWTH FUND -- CLASS 1     capital.

                         -----------------------------------------------------------------------------
                         COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
                         MARSICO INTERNATIONAL              capital.
                         OPPORTUNITIES FUND -- CLASS 2
                         -----------------------------------------------------------------------------
EATON VANCE VARIABLE     VT FLOATING-RATE INCOME FUND       To provide a high level of current
TRUST                                                       income.
                         -----------------------------------------------------------------------------
FEDERATED INSURANCE      FEDERATED HIGH INCOME BOND         Seeks high current income by
SERIES                   FUND II -- SERVICE SHARES          investing in a diversified portfolio of
                                                            high yield, lower-rated corporate
                                                            bonds commonly referred to as "junk
                                                            bonds."
                         -----------------------------------------------------------------------------
                         FEDERATED KAUFMANN FUND II --      Seeks capital appreciation.
                         SERVICE SHARES


                         -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP BALANCED PORTFOLIO -- SERVICE  Seeks income and capital growth
INSURANCE PRODUCTS FUND  CLASS 2                            consistent with reasonable risk.











                         -----------------------------------------------------------------------------
                         VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
                         SERVICE CLASS 2

                         -----------------------------------------------------------------------------
                         VIP DYNAMIC CAPITAL                Seeks capital appreciation.
                         APPRECIATION PORTFOLIO -- SERVICE
                         CLASS 2
                         -----------------------------------------------------------------------------
                         VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                         SERVICE CLASS 2                    will also consider the potential for
                                                            capital appreciation. The fund's goal is
                                                            to achieve a yield which exceeds the
                                                            composite yield on the securities
                                                            comprising the S&P 500(R) Index.
                         -----------------------------------------------------------------------------
                         VIP GROWTH PORTFOLIO -- SERVICE    Seeks to achieve capital appreciation.
                         CLASS 2

                         -----------------------------------------------------------------------------
                         VIP GROWTH & INCOME                Seeks high total return through a
                         PORTFOLIO -- SERVICE CLASS 2       combination of current income and
                                                            capital appreciation.
                         -----------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks high total investment return.       BlackRock Advisors, LLC
        (subadvised by BlackRock
                                          Investment Management, LLC and
                                          BlackRock International Limited)
------------------------------------------------------------------------------
Seeks long-term growth of capital.        BlackRock Advisors, LLC
        (subadvised by BlackRock
                                          Investment Management, LLC)
------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
                                          Marsico Capital Management, LLC)
------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
        Marsico Capital Management, LLC)
------------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
------------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in a diversified portfolio of   Company
high yield, lower-rated corporate
bonds commonly referred to as "junk
bonds."
------------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
        Company of Pennsylvania
        (Subadvised by Federated Global
        Investment Management Corp.)
------------------------------------------------------------------------------
Seeks income and capital growth           Fidelity Management & Research
consistent with reasonable risk.          Company (FMR) (subadvised by
                                          Fidelity Investments Money
                                          Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
        FIJ)
------------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
------------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                     FIJ)
------------------------------------------------------------------------------


                        SUBACCOUNT                                   INVESTMENT OBJECTIVE
                        ------------------------------------------------------------------------------
                        VIP GROWTH OPPORTUNITIES           The fund seeks to provide capital
                        PORTFOLIO -- SERVICE CLASS 2       growth.




                        ------------------------------------------------------------------------------
                        VIP GROWTH STOCK PORTFOLIO --      The fund seeks capital appreciation.
                        SERVICE CLASS 2
                        ------------------------------------------------------------------------------
                        VIP INVESTMENT GRADE BOND          Seeks as high a level of current income
                        PORTFOLIO -- SERVICE CLASS 2       as is consistent with the preservation of
                                                           capital.
                        ------------------------------------------------------------------------------
                        VIP MID CAP PORTFOLIO -- SERVICE   Seeks long-term growth of capital.
                        CLASS 2

                        ------------------------------------------------------------------------------
                        VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.
                        SERVICE CLASS 2

                        ------------------------------------------------------------------------------
FRANKLIN TEMPLETON      MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with
VARIABLE INSURANCE      CLASS 2 SHARES                     income as a secondary goal. The fund
PRODUCTS TRUST                                             normally invests primarily in U.S. and
                                                           foreign equity securities that the
                                                           manager believes are undervalued.
                        ------------------------------------------------------------------------------
                        TEMPLETON GROWTH SECURITIES        Seeks long-term capital growth. The
                        FUND -- CLASS 2 SHARES             fund normally invests predominantly
                                                           in equity securities of companies
                                                           located anywhere in the world,
                                                           including those in the U.S. and in
                                                           emerging markets.
                        ------------------------------------------------------------------------------
GE INVESTMENTS FUNDS,   CORE VALUE EQUITY FUND --          Seeks long-term growth capital and
INC.                    CLASS 1 SHARES                     future income.
                        ------------------------------------------------------------------------------
                        REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                        CLASS 1 SHARES                     current income and capital
                                                           appreciation.
                        ------------------------------------------------------------------------------
                        SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital.
                        SHARES






                        ------------------------------------------------------------------------------
                        TOTAL RETURN FUND/1/               Seeks the highest total return
                                                           composed of current income and
                                                           capital appreciation, as is consistent
                                                           with prudent investment risk.
                        ------------------------------------------------------------------------------
                        U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                        SHARES
                        ------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS MONEY MARKET         Maximize current income consistent
INSURANCE TRUST         FUND -- SERVICE SHARES             with the preservation of capital.
                        ------------------------------------------------------------------------------
JANUS ASPEN SERIES      BALANCED PORTFOLIO -- SERVICE      Seeks long-term capital growth,
                        SHARES                             consistent with preservation of capital
                                                           and balanced by current income.
                        ------------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
The fund seeks to provide capital          FMR (subadvised by FMRC, FMR
growth.                                    U.K., Fidelity Management &
                                           Research (Hong Kong) Limited
                                           (FMR H.K.), and Fidelity
                                           Management & Research (Japan)
                                           Inc. (FMR Japan)
-----------------------------------------------------------------------------
The fund seeks capital appreciation.       FMR (subadvised by FMRC, FMR
         U.K., FMR H.K., and FMR Japan)
-----------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisors, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
-----------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests predominantly
in equity securities of companies
located anywhere in the world,
including those in the U.S. and in
emerging markets.
-----------------------------------------------------------------------------
Seeks long-term growth capital and         GE Asset Management Incorporated
future income.
-----------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
         (subadvised by Palisade Capital
                                           Management L.L.C., Champlain
                                           Investment Partners, LLC,
                                           GlobeFlex Capital, LP, Kennedy
                                           Capital Management, Inc. and
                                           SouthernSun Asset Management,
                                           Inc.)
-----------------------------------------------------------------------------
Seeks the highest total return             GE Asset Management Incorporated
composed of current income and             (subadvised by BlackRock
capital appreciation, as is consistent     Investment Management, LLC)
with prudent investment risk.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management
         Incorporated
-----------------------------------------------------------------------------
Maximize current income consistent         Goldman Sachs Asset Management,
with the preservation of capital.          L.P.
-----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-----------------------------------------------------------------------------


                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund are available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.


                           SUBACCOUNT                                   INVESTMENT OBJECTIVE
                           ------------------------------------------------------------------------------
                           FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/1/ that seeks long-term growth of capital.
                           ------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to
TRUST                      SERIES -- SERVICE CLASS SHARES     seek capital appreciation.
                           ------------------------------------------------------------------------------
                           MFS(R) TOTAL RETURN SERIES --      The fund's investment objective is to
                           SERVICE CLASS SHARES               seek total return.
                           ------------------------------------------------------------------------------
                           MFS(R) UTILITIES SERIES --         The fund's investment objective is to
                           SERVICE CLASS SHARES               seek total return.
                           ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE       OPPENHEIMER CAPITAL                The Fund seeks capital appreciation.
ACCOUNT FUNDS              APPRECIATION FUND/VA -- SERVICE
                           SHARES
                           ------------------------------------------------------------------------------
                           OPPENHEIMER CAPITAL INCOME         The Fund seeks total investment
                           FUND/VA -- SERVICE SHARES          return.
                           (FORMERLY, OPPENHEIMER BALANCED
                           FUND/VA -- SERVICE SHARES)
                           ------------------------------------------------------------------------------
                           OPPENHEIMER GLOBAL                 The Fund seeks capital appreciation.
                           FUND/VA -- SERVICE SHARES
                           (FORMERLY, OPPENHEIMER GLOBAL
                           SECURITIES FUND/VA -- SERVICE
                           SHARES)
                           ------------------------------------------------------------------------------
                           OPPENHEIMER MAIN STREET            The Fund seeks capital appreciation.
                           FUND/VA -- SERVICE SHARES
                           ------------------------------------------------------------------------------
                           OPPENHEIMER MAIN STREET SMALL      The Fund seeks capital appreciation.
                           CAP FUND(R)/VA -- SERVICE SHARES
                           (FORMERLY, OPPENHEIMER MAIN
                           STREET SMALL- & MID- CAP
                           FUND(R)/VA -- SERVICE SHARES)
                           ------------------------------------------------------------------------------
PIMCO VARIABLE             ALL ASSET PORTFOLIO -- ADVISOR     Seeks maximum real return, consistent
INSURANCE TRUST            CLASS SHARES                       with preservation of real capital and
                                                              prudent investment management.
                           ------------------------------------------------------------------------------
                           HIGH YIELD PORTFOLIO --            Seeks maximum total return,
                           ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                              and prudent investment management.
                           ------------------------------------------------------------------------------
                           LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                           PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                           SHARES                             and prudent investment management.
                           ------------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
-----------------------------------------------------------------------------
The Fund seeks capital appreciation.       OFI Global Asset Management, Inc.


-----------------------------------------------------------------------------
The Fund seeks total investment            OFI Global Asset Management, Inc.
return.


-----------------------------------------------------------------------------
The Fund seeks capital appreciation.       OFI Global Asset Management, Inc.




-----------------------------------------------------------------------------
The Fund seeks capital appreciation.       OFI Global Asset Management, Inc.

-----------------------------------------------------------------------------
The Fund seeks capital appreciation.       OFI Global Asset Management, Inc.




-----------------------------------------------------------------------------
Seeks maximum real return, consistent      Pacific Investment Management
with preservation of real capital and      Company LLC
prudent investment management.
-----------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
-----------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
-----------------------------------------------------------------------------




                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.


                       SUBACCOUNT                                  INVESTMENT OBJECTIVE
                       ----------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES  JENNISON PORTFOLIO -- CLASS II     Seeks long-term growth of capital.
FUND                   SHARES

                       ----------------------------------------------------------------------------
                       JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of capital.
                       CLASS II SHARES

                       ----------------------------------------------------------------------------
                       NATURAL RESOURCES PORTFOLIO --     Seeks long-term growth of capital.
                       CLASS II SHARES

                       ----------------------------------------------------------------------------
WELLS FARGO VARIABLE   WELLS FARGO ADVANTAGE VT OMEGA     The fund seeks long-term capital
TRUST                  GROWTH FUND -- CLASS 2             appreciation.

                       ----------------------------------------------------------------------------

                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
 (subadvised by Jennison Associate
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
       (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
       (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
The fund seeks long-term capital         Wells Fargo Funds Management,
appreciation.                            LLC (sub-advised by Wells Capital
                                         Management Incorporated)
----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2003:



                        SUBACCOUNT                                  INVESTMENT OBJECTIVE
                        ----------------------------------------------------------------------------
DREYFUS                 THE DREYFUS SOCIALLY RESPONSIBLE   Seeks capital growth, with current
                        GROWTH FUND, INC. -- INITIAL       income as a secondary goal.
                        SHARES
                        ----------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS LARGE CAP VALUE      Seeks long-term capital appreciation.
INSURANCE TRUST         FUND -- INSTITUTIONAL SHARES
                        ----------------------------------------------------------------------------
JANUS ASPEN SERIES      ENTERPRISE PORTFOLIO -- SERVICE    Seeks long-term growth of capital.
                        SHARES
                        ----------------------------------------------------------------------------
                        GLOBAL RESEARCH                    Seeks long-term growth of capital.
                        PORTFOLIO -- SERVICE SHARES
                        (FORMERLY, WORLDWIDE PORTFOLIO --
                        SERVICE SHARES)
                        ----------------------------------------------------------------------------
                        GLOBAL TECHNOLOGY                  Seeks long-term growth of capital.
                        PORTFOLIO -- SERVICE SHARES
                        ----------------------------------------------------------------------------
                        JANUS PORTFOLIO -- SERVICE SHARES  Seeks long-term growth of capital
                        ----------------------------------------------------------------------------
PIMCO VARIABLE          FOREIGN BOND PORTFOLIO (U.S.       Seeks maximum total return,
INSURANCE TRUST         DOLLAR HEDGED) -- ADMINISTRATIVE   consistent with preservation of capital
                        CLASS SHARES                       and prudent investment management.
                        ----------------------------------------------------------------------------


                                          ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                    AS APPLICABLE)
-------------------------------------------------------------------------
Seeks capital growth, with current       The Dreyfus Corporation
income as a secondary goal.

-------------------------------------------------------------------------
Seeks long-term capital appreciation.    Goldman Sachs Asset Management,
 L.P.
-------------------------------------------------------------------------
Seeks long-term growth of capital.       Janus Capital Management LLC

-------------------------------------------------------------------------
Seeks long-term growth of capital.       Janus Capital Management LLC



-------------------------------------------------------------------------
Seeks long-term growth of capital.       Janus Capital Management LLC

-------------------------------------------------------------------------
Seeks long-term growth of capital        Janus Capital Management LLC
-------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
-------------------------------------------------------------------------


The following Portfolio is not available for new premium payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                       ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT                            INVESTMENT OBJECTIVE               AS APPLICABLE)
                    ------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  OVERSEAS PORTFOLIO -- SERVICE  Seeks long-term growth of capital.  Janus Capital Management LLC
                    SHARES
                    ------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:


                           SUBACCOUNT                                   INVESTMENT OBJECTIVE
                           ----------------------------------------------------------------------------
FIDELITY(R) VARIABLE       VIP ASSET MANAGER/SM/ PORTFOLIO --  Seeks to obtain high total return with
INSURANCE PRODUCTS         SERVICE CLASS 2                     reduced risk over the long term by
FUND                                                           allocating its assets among stocks,
                                                               bonds, and short-term instruments.









                           ----------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE     GOLDMAN SACHS MID CAP VALUE         Seeks long-term capital appreciation.
INSURANCE TRUST            FUND
                           ----------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) NEW DISCOVERY SERIES --      The fund's investment objective is to
TRUST                      SERVICE CLASS SHARES                seek capital appreciation.
                           ----------------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
 L.P.
----------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation.              Company
----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:



                         SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                         ----------------------------------------------------------------------------
AIM VARIABLE INSURANCE   INVESCO V.I. AMERICAN FRANCHISE      to seek capital growth.
FUNDS (INVESCO VARIABLE  FUND -- SERIES II SHARES (FORMERLY,
INSURANCE FUNDS)         INVESCO VAN KAMPEN V.I.
                         AMERICAN FRANCHISE FUND --
                         SERIES II SHARES)
                         ----------------------------------------------------------------------------
LEGG MASON PARTNERS      CLEARBRIDGE VARIABLE EQUITY          Seeks a high level of current income.
VARIABLE EQUITY TRUST    INCOME PORTFOLIO -- CLASS II         Long-term capital appreciation is a
                         (FORMERLY, LEGG MASON                secondary objective.
                         CLEARBRIDGE VARIABLE EQUITY
                         INCOME BUILDER
                         PORTFOLIO -- CLASS II)
                         ----------------------------------------------------------------------------


                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                    AS APPLICABLE)
-------------------------------------------------------------------------
to seek capital growth.                Invesco Advisers, Inc.




-------------------------------------------------------------------------
Seeks a high level of current income.  Legg Mason Partners Fund Advisor,
Long-term capital appreciation is a    LLC (subadvised by ClearBridge
secondary objective.                   Investments, LLC)



-------------------------------------------------------------------------


The following Portfolios are not available to contracts issued on or after September 8, 2008:



                         SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                         ----------------------------------------------------------------------------
AIM VARIABLE INSURANCE   INVESCO V.I. VALUE OPPORTUNITIES     Long-term growth of capital.
FUNDS (INVESCO VARIABLE  FUND -- SERIES II SHARES (FORMERLY,
INSURANCE FUNDS)         INVESCO VAN KAMPEN V.I. VALUE
                         OPPORTUNITIES FUND -- SERIES II
                         SHARES)
                         ----------------------------------------------------------------------------
BLACKROCK VARIABLE       BLACKROCK LARGE CAP GROWTH V.I.      Seeks long-term capital growth.
SERIES FUNDS, INC.       FUND -- CLASS III SHARES

                         ----------------------------------------------------------------------------
GE INVESTMENTS FUNDS,    INCOME FUND -- CLASS 1 SHARES        Seeks maximum income consistent
INC.                                                          with prudent investment management
                                                              and the preservation of capital.
                         ----------------------------------------------------------------------------
                         PREMIER GROWTH EQUITY                Seeks long-term growth of capital and
                         FUND -- CLASS 1 SHARES               future income rather than current
                                                              income.
                         ----------------------------------------------------------------------------


                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                   AS APPLICABLE)
------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.




------------------------------------------------------------------------
Seeks long-term capital growth.        BlackRock Advisors, LLC
 (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
Seeks maximum income consistent        GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
------------------------------------------------------------------------
Seeks long-term growth of capital and  GE Asset Management Incorporated future income rather than current
income.
------------------------------------------------------------------------


                       SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE
                       --------------------------------------------------------------------------
                       S&P 500(R) INDEX FUND/1/         Seeks growth of capital and
                                                        accumulation of income that
                                                        corresponds to the investment return of
                                                        the S&P 500(R) Composite Stock Index.
                       --------------------------------------------------------------------------
LEGG MASON PARTNERS    CLEARBRIDGE VARIABLE AGGRESSIVE  Seeks capital appreciation.
VARIABLE EQUITY TRUST  GROWTH PORTFOLIO -- CLASS II
                       (FORMERLY, LEGG MASON
                       CLEARBRIDGE VARIABLE AGGRESSIVE
                       GROWTH PORTFOLIO -- CLASS II)
                       --------------------------------------------------------------------------
                       CLEARBRIDGE VARIABLE ALL CAP     Seeks long-term capital growth.
                       VALUE PORTFOLIO -- CLASS I       Current income is a secondary
                       (FORMERLY, LEGG MASON            consideration.
                       CLEARBRIDGE VARIABLE
                       FUNDAMENTAL ALL CAP VALUE
                       PORTFOLIO -- CLASS I)
                       --------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) INVESTORS TRUST           The fund's investment objective is to
INSURANCE TRUST        SERIES -- SERVICE CLASS SHARES   seek capital appreciation.
                       --------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER DISCOVERY MID CAP    The Fund seeks capital appreciation.
ACCOUNT FUNDS          GROWTH FUND/VA -- SERVICE
                       SHARES (FORMERLY, OPPENHEIMER
                       SMALL- & MID-CAP GROWTH FUND/
                       VA -- SERVICE SHARES)
                       --------------------------------------------------------------------------
RYDEX VARIABLE TRUST   NASDAQ -- 100(R) FUND/2/         Seeks to provide investment results
                                                        that correspond to a benchmark for
                                                        over-the-counter securities. The
                                                        portfolio's current benchmark is the
                                                        NASDAQ 100 Index(TM).



                       --------------------------------------------------------------------------


                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
the S&P 500(R) Composite Stock Index.
----------------------------------------------------------------------------
Seeks capital appreciation.              Legg Mason Partners Fund Advisor,
 LLC (subadvised by ClearBridge
         Investments, LLC)


----------------------------------------------------------------------------
Seeks long-term capital growth.          Legg Mason Partners Fund Advisor,
Current income is a secondary            LLC (subadvised by ClearBridge
consideration.                           Investments, LLC)



----------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company
----------------------------------------------------------------------------
The Fund seeks capital appreciation.     OFI Global Asset Management, Inc.




----------------------------------------------------------------------------
Seeks to provide investment results      Security Investors, LLC, which
that correspond to a benchmark for       operates under the name
over-the-counter securities. The         Guggenheim Investments, serves as
portfolio's current benchmark is the     the investment adviser of the Fund
NASDAQ 100 Index(TM).



----------------------------------------------------------------------------


The following Portfolios are not available to contracts issued on or after January 5, 2009:


                                                                                               ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE                    AS APPLICABLE)
                    ------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN INCOME SECURITIES        Seeks to maximize income while        Franklin Advisers, Inc. (subadvised
VARIABLE INSURANCE  FUND --CLASS 2 SHARES             maintaining prospects for capital     by Templeton Investment Counsel,
PRODUCTS TRUST                                        appreciation. The fund normally       LLC)
                                                      invests in both equity and debt
                                                      securities.
                    ------------------------------------------------------------------------------------------------------------
                    FRANKLIN TEMPLETON VIP FOUNDING   Seeks capital appreciation, with      Franklin Templeton Services, LLC
                    FUNDS ALLOCATION FUND -- CLASS 2  income as a secondary goal. The fund  (the fund's administrator)
                    SHARES/3/                         normally invests equal portions in
                                                      Class 1 shares of Franklin Income
                                                      Securities Fund; Mutual Shares
                                                      Securities Fund; and Templeton
                                                      Growth Securities Fund.
                    ------------------------------------------------------------------------------------------------------------


                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                    /2/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                    /3/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this Portfolio.

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits and surrender or partial surrender proceeds; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. THE
COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR SUBACCOUNT OR PORTFOLIO. YOU BEAR THE ENTIRE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE INVESTMENT PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.

PAYMENTS FROM FUNDS AND FUND AFFILIATES. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2012 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

GE Investments Funds, Inc.:
  Total Return Fund -- Class 1 Shares
  Total Return Fund -- Class 3 Shares

PIMCO Variable Insurance Trust:
  All Asset Portfolio -- Advisor Class Shares
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares High Yield Portfolio -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares
  Low Duration Portfolio -- Administrative Class Shares
  Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
  Jennison Portfolio -- Class II
  Jennison 20/20 Portfolio -- Class II
  Natural Resources Portfolio -- Class II

Wells Fargo Variable Trust:
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2


As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2012 ranged from 0.05% to 0.50%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, Eaton Vance Variable Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Goldman Sachs Variable Insurance Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, and Wells Fargo

Variable Trust. See the "Fee Tables" provision of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

INFORMATION ABOUT THE FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION
FUND. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

ASSET ALLOCATION PROGRAM

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM AVAILABLE UNDER THE CONTRACT. A COMPLETE DESCRIPTION IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM. THE PROGRAM MAY BE REFERRED TO AS "EFFICIENT EDGE" IN THE BROCHURE OR OTHER MATERIALS.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.


Genworth Financial Wealth Management, Inc. ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. On March 27, 2013, Genworth Financial, Inc., announced that Aquiline Capital Partners and Genstar

Capital have agreed to purchase GFWM and the sale is expected to close in the third quarter of 2013. After the close of the sale, GFWM will not be affiliated with us but we currently do not anticipate any change to the types of services it provides to the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. We may compensate GFWM for services it provides related to the Asset Allocation Program. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.


  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. A contract owner, however, may not elect Asset Allocation Model E. For contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit for Life Riders or Payment Optimizer Plus, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own Asset Allocation Model are not available as Investment Strategies for these contract owners.

  . Contract owners that do not purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners.

The Asset Allocation Program is not available to contract owners who have elected Guaranteed Income Advantage.

If you elect to participate in the Asset Allocation Program, your initial premium payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent premium payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.

If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Allocation Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or premium payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, GFWM conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, GFWM exercises its own broad discretion in allocating to sub-asset classes, we may require GFWM to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by GFWM in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by GFWM are all those currently available for contributions of new premium payments by all contract owners.

GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

BUILD YOUR OWN ASSET ALLOCATION MODEL. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

GFWM's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. GFWM considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, GFWM may be subject to certain conflicts of interests in categorizing the Portfolios for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, GFWM's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of

Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by receiving the percentages allocated to each Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

GFWM will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, GFWM may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent premium payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent premium payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent premium payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. IF YOU REJECT THE CHANGE AND, AS A RESULT, YOUR TOTAL CONTRACT VALUE IS NO LONGER INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, YOUR BENEFITS UNDER THE APPLICABLE RIDER WILL BE REDUCED BY 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. CONTRACT OWNERS THAT OWN LIFETIME INCOME PLUS 2008 OR LIFETIME INCOME PLUS SOLUTION MUST ALWAYS ALLOCATE ASSETS IN ACCORDANCE WITH THE INVESTMENT STRATEGY, AND ANY ATTEMPT TO ALLOCATE ASSETS OTHERWISE WILL BE CONSIDERED NOT IN GOOD ORDER AND REJECTED.

Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent premium payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

For contract owners who have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options.

If you purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent premium payments, if applicable) to Asset Allocation Model C. If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution and elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent premium payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not purchased one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you must choose Asset Allocation Model A, B, C, D or E for your allocations. We will not make this decision, nor will GFWM. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and premium payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future premium payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each premium payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models

Information concerning the Asset Allocation Models is provided on the following pages. A table disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E is provided on the next page. You should review this information carefully before selecting or changing a Model.

                         MODERATELY                                MODERATELY
   CONSERVATIVE         CONSERVATIVE           MODERATE            AGGRESSIVE           AGGRESSIVE
    ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION
     "MODEL A"            "MODEL B"            "MODEL C"            "MODEL D"            "MODEL E"
--------------------------------------------------------------------------------------------------------
                                           INVESTOR PROFILE
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          INVESTOR OBJECTIVE
-------------------------------------------------------------------------------------------------------------
High level of         Growth and current    Growth of capital     Growth of capital     Growth of capital.
current income with   income. Target        with a low to         but without the       Target allocation
preservation of       allocation mix is     moderate level of     price swings of an    mix is 100%
capital. Target       40% equities and      current income.       all equity            equities.
allocation mix is     60% fixed income.     Target allocation     portfolio. Target
20% equities and                            mix is 60% equities   allocation mix is
80% fixed income.                           and 40% fixed         80% equities and
                                            income.               20% fixed income.
-------------------------------------------------------------------------------------------------------------


                                  BUILD YOUR OWN
                              ASSET ALLOCATION MODEL
----------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed, generally, to allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60%
fixed income to 80% equities/20% fixed income. These ranges generally fall within the
Investor Profile and Investor Objective for Asset Allocation Model B (Moderately
Conservative Allocation) on one end of the spectrum and for Asset Allocation Model D
(Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
----------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS


                                       PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
----------------------------------------------------------------------------------------------------
EQUITIES
----------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Growth
                              Opportunities Portfolio --
                              Service Class 2                   1%      1%      2%      2%      2%
                              ----------------------------------------------------------------------
                              Fidelity VIP Growth Stock
                               Portfolio -- Service Class 2     1%      2%      3%      4%      5%
                              ----------------------------------------------------------------------
                              Janus Aspen Forty Portfolio
                              -- Service Shares                 1%      2%      3%      3%      2%
----------------------------------------------------------------------------------------------------
Large Cap Value               Fidelity VIP Equity-Income
                              Portfolio -- Service Class 2      2%      4%      6%      9%     11%
----------------------------------------------------------------------------------------------------
Large Cap Core                Fidelity VIP Contrafund(R)
                              Portfolio -- Service Class 2      3%      8%     13%     19%     27%
                              ----------------------------------------------------------------------
                              Oppenheimer Main Street
                              Fund/VA -- Service Shares         2%      4%      6%     10%     17%
----------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap
                               Portfolio -- Service Class 2     2%      4%      6%      8%     10%
----------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small
                              Cap Fund(R)/VA -- Service
                              Shares (formerly, Oppenheimer
                              Main Street Small- & Mid- Cap
                              Fund(R)/VA -- Service Shares)     1%      4%      6%      8%      8%
----------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA --
                              Service Shares (formerly,
                              Oppenheimer Global Securities
                              Fund/VA -- Service Shares)        1%      2%      3%      4%      5%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Columbia Variable Portfolio
                              -- Marsico International
                              Opportunities Fund -- Class 2     1%      1%      2%      2%      2%
                              ----------------------------------------------------------------------
                              Invesco V.I. International
                              Growth Fund -- Series II
                              shares                            2%      2%      3%      3%      3%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AllianceBernstein
                              International Value Portfolio
                              -- Class B                        2%      4%      5%      6%      6%
----------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural
                              Resources Portfolio -- Class
                              II Shares                         0%      1%      1%      1%      1%
----------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      GE Investments Funds Real
                              Estate Securities Fund --
                              Class 1 Shares                    1%      1%      1%      1%      1%
----------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                           20%     40%     60%     80%    100%
----------------------------------------------------------------------------------------------------

FIXED INCOME
----------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade
                              Bond Portfolio -- Service
                              Class 2                          19%     14%      9%      4%      0%
                              ----------------------------------------------------------------------
                              PIMCO VIT Total Return
                              Portfolio -- Administrative
                              Class Shares                     19%     14%      9%      4%      0%
----------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration
                              Portfolio -- Administrative
                              Class Shares                     25%     17%     12%      5%      0%
----------------------------------------------------------------------------------------------------
Treasury Inflation-Protected  American Century VP Inflation
Securities                    Protection Fund -- Class II      10%      8%      5%      3%      0%
----------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield
                              Portfolio -- Administrative
                              Class Shares                      3%      3%      2%      2%      0%
----------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate
                              Income Fund                       4%      4%      3%      2%      0%
----------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                       80%     60%     40%     20%      0%
----------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            EFFECTIVE AFTER THE CLOSE OF BUSINESS ON JULY 19, 2013



                                       PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
----------------------------------------------------------------------------------------------------
EQUITIES
----------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Growth
                              Opportunities Portfolio --
                              Service Class 2                   1%      1%      2%      2%      2%
                              ----------------------------------------------------------------------
                              Fidelity VIP Growth Stock
                               Portfolio -- Service Class 2     1%      2%      3%      4%      5%
                              ----------------------------------------------------------------------
                              Janus Aspen Forty Portfolio
                              -- Service Shares                 1%      2%      3%      3%      2%
----------------------------------------------------------------------------------------------------
Large Cap Value               Fidelity VIP Equity-Income
                              Portfolio -- Service Class 2      2%      4%      6%      9%     11%
----------------------------------------------------------------------------------------------------
Large Cap Core                Fidelity VIP Contrafund(R)
                              Portfolio -- Service Class 2      3%      8%     13%     19%     27%
                              ----------------------------------------------------------------------
                              Oppenheimer Main Street
                              Fund/VA -- Service Shares         2%      4%      6%     10%     17%
----------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap
                               Portfolio -- Service Class 2     2%      4%      6%      8%     10%
----------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small
                              Cap Fund(R)/VA (formerly,
                              Oppenheimer Main Street
                              Small- & Mid- Cap Fund(R)/VA
                              -- Service Shares)                1%      4%      6%      8%      8%
----------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA
                              (formerly, Oppenheimer Global
                              Securities Fund/VA -- Service
                              Shares)                           1%      2%      3%      4%      5%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Columbia Variable Portfolio
                              -- Marsico International
                              Opportunities Fund -- Class 2     1%      1%      2%      2%      2%
                              ----------------------------------------------------------------------
                              Invesco V.I. International
                              Growth Fund -- Series II
                              shares                            2%      2%      3%      3%      3%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AllianceBernstein
                              International Value Portfolio
                              -- Class B                        0%      2%      3%      4%      4%
----------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural
                              Resources Portfolio -- Class
                              II Shares                         0%      1%      1%      1%      1%
----------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      GE Investments Funds Real
                              Estate Securities Fund --
                              Class 1 Shares                    3%      3%      3%      3%      3%
----------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                           20%     40%     60%     80%    100%
----------------------------------------------------------------------------------------------------

FIXED INCOME
----------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade
                              Bond Portfolio -- Service
                              Class 2                          17%     12%      8%      3%      0%
                              ----------------------------------------------------------------------
                              PIMCO VIT Total Return
                              Portfolio -- Administrative
                              Class Shares                     19%     14%      9%      4%      0%
----------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration
                              Portfolio -- Administrative
                              Class Shares                     25%     17%     12%      5%      0%
----------------------------------------------------------------------------------------------------
Treasury Inflation-Protected  American Century VP Inflation
Securities                    Protection Fund -- Class II      10%      8%      5%      3%      0%
----------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield
                              Portfolio -- Administrative
                              Class Shares                      3%      3%      2%      2%      0%
----------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate
                              Income Fund                       6%      6%      4%      3%      0%
----------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                       80%     60%     40%     20%      0%
----------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL


                     CORE ASSET CLASS                               SPECIALTY ASSET CLASS            FIXED INCOME ASSET CLASS
                      (20% TO 80%)                                        (0% TO 20%)                      (20% TO 60%)
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Balanced Wealth Strategy Portfolio --     AllianceBernstein Global Thematic        Fidelity VIP Investment
 Class B                                                     Growth Portfolio -- Class B              Grade Bond Portfolio --
AllianceBernstein Growth and Income Portfolio -- Class B    AllianceBernstein International Value     Service Class 2
BlackRock Basic Value V.I. Fund -- Class III Shares          Portfolio -- Class B                    PIMCO VIT Long-Term U.S.
BlackRock Global Allocation V.I. Fund -- Class III Shares   AllanceBernstein Small Cap Growth         Government Portfolio --
Columbia Variable Portfolio -- Marsico Growth Fund --        Portfolio -- Class B                     Administrative Class
 Class 1                                                    American Century VP Inflation             Shares
Fidelity VIP Balanced Portfolio -- Service Class 2           Protection Fund -- Class II             PIMCO VIT Low Duration
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2     BlackRock Value Opportunities V.I. Fund   Portfolio --
Fidelity VIP Equity-Income Portfolio -- Service Class 2      -- Class III Shares                      Administrative Class
Fidelity VIP Growth & Income Portfolio -- Service Class 2   Columbia Variable Portfolio -- Marsico    Shares
Franklin Templeton VIP Mutual Shares Securities Fund --      International Opportunities Fund --     PIMCO VIT Total Return
 Class 2 Shares                                              Class 2                                  Portfolio --
Franklin Templeton VIP Templeton Growth Securities          Eaton Vance VT Floating-Rate Income Fund  Administrative Class
 Fund -- Class 2 Shares                                     Federated High Income Bond Fund II --     Shares
GE Investments Funds Core Value Equity Fund --               Service Shares
 Class 1 Shares                                             Federated Kaufmann Fund II -- Service
GE Investments Funds Total Return Fund -- Class 3 Shares     Shares
GE Investments Funds U.S. Equity Fund -- Class 1 Shares     Fidelity VIP Dynamic Capital
Invesco V.I. Comstock Fund -- Series II shares (formerly,    Appreciation Portfolio -- Service
 Invesco Van Kampen V.I. Comstock Fund -- Series II          Class 2
 shares)                                                    Fidelity VIP Growth Portfolio --
Invesco V.I. Core Equity Fund -- Series I shares             Service Class 2
Invesco V.I. Equity and Income Fund -- Series II shares     Fidelity VIP Growth Opportunities
 (formerly, Invesco Van Kampen V.I. Equity and Income        Portfolio -- Service Class 2
 Fund -- Series II shares)                                  Fidelity VIP Growth Stock Portfolio --
Invesco V.I. International Growth Fund -- Series II shares   Service Class 2
Janus Aspen Balanced Portfolio -- Service Shares            Fidelity VIP Mid Cap Portfolio --
MFS(R) Total Return Series -- Service Class Shares           Service Class 2
Oppenheimer Capital Appreciation Fund/VA -- Service         Fidelity VIP Value Strategies Portfolio
 Shares                                                      -- Service Class 2
Oppenheimer Capital Income Fund/VA (formerly,               GE Investments Funds Real Estate
 Oppenheimer Balanced Fund/VA -- Service Shares)             Securities Fund -- Class 1 Shares
Oppenheimer Global Fund/VA (formerly, Oppenheimer           GE Investments Funds Small-Cap Equity
 Global Securities Fund/VA -- Service Shares)                Fund -- Class 1 Shares
Oppenheimer Main Street Fund/VA -- Service Shares           Invesco V.I. American Franchise Fund --
                                                             Series I shares (formerly, Invesco Van
                                                             Kampen V.I. American Franchise Fund --
                                                             Series I shares)
                                                            Janus Aspen Forty Portfolio -- Service
                                                             Shares
                                                            MFS(R) Utilities Series -- Service
                                                             Class Shares
                                                            Oppenheimer Main Street Small Cap
                                                             Fund(R)/VA (formerly, Oppenheimer Main
                                                             Street Small- & Mid- Cap Fund(R)/
                                                             VA -- Service Shares)
                                                            PIMCO VIT All Asset Portfolio --
                                                             Advisor Class Shares
                                                            PIMCO VIT High Yield Portfolio --
                                                             Administrative Class Shares
                                                            Prudential Jennison Portfolio -- Class
                                                             II Shares
                                                            Prudential Jennison 20/20 Focus
                                                             Portfolio -- Class II Shares
                                                            Prudential Natural Resources Portfolio
                                                             -- Class II Shares
                                                            Wells Fargo Advantage VT Omega Growth
                                                             Fund -- Class 2


CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus.

All of the charges described in this section apply to assets allocated to the Separate Account. If the Guarantee Account is available, all assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that withdrawals taken pursuant to a living benefit rider will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed); and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. We may also realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.60% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.25% and a mortality and expense risk charge at an effective annual rate of 1.35%. These deductions from the Separate Account are reflected in your Contract Value.

CHARGES FOR THE LIVING BENEFIT RIDER OPTIONS

Charge for Guaranteed Income Advantage

We charge you for expenses related to Guaranteed Income Advantage, if you elect this option at the time of application. This charge is deducted from the Separate Account, computed daily. For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to (and will never exceed) an annual rate of 0.50% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to an annual rate of 0.40% (0.50% maximum) of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. Guaranteed Income Advantage may not be available in all states or in all markets.

Charges for the Guaranteed Minimum Withdrawal Benefit Rider Options

We charge you for expenses related to Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution.

Each rider is a separate rider with a separate charge. You cannot purchase these riders together or in any combination. If you wish to elect Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must do so at the time of application.

LIFETIME INCOME PLUS SOLUTION

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial premium payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals your initial premium payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.




For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009 AND THAT HAVE RESET THEIR MAXIMUM ANNIVERSARY VALUE ON OR AFTER DECEMBER 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:




Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

       Single or Joint Annuitant Contract    1.25% of benefit base
--------------------------------------------------------------------



Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70

        Single or Joint Annuitant Contract    1.25% of benefit base PLUS
                                              0.20% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------


Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85

        Single or Joint Annuitant Contract    1.25% of benefit base PLUS
                                              0.50% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------



For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009 AND THAT HAVE NOT RESET THEIR MAXIMUM ANNIVERSARY VALUE ON OR AFTER DECEMBER 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:




Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

        Single or Joint Annuitant Contract    0.95% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70

        Single or Joint Annuitant Contract    0.95% of benefit base PLUS
                                              0.20% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85

        Single or Joint Annuitant Contract    0.95% of benefit base PLUS
                                              0.50% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------



For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009 AND THAT HAVE RESET THEIR MAXIMUM ANNIVERSARY VALUE ON OR AFTER DECEMBER 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:




Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

        Single or Joint Annuitant Contract    1.25% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70

        Single or Joint Annuitant Contract    1.25% of benefit base PLUS
                                              0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

        Single or Joint Annuitant Contract    1.25% of benefit base PLUS
                                              0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------



For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009 AND THAT HAVE NOT RESET THEIR MAXIMUM ANNIVERSARY VALUE ON OR AFTER DECEMBER 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

        Single or Joint Annuitant Contract    0.85% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70

        Single or Joint Annuitant Contract    0.85% of benefit base PLUS
                                              0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85

        Single or Joint Annuitant Contract    0.85% of benefit base PLUS
                                              0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------


The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and/or the Principal Protection Death Benefit at any time and for any reason.

LIFETIME INCOME PLUS 2008

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial premium payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial premium payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.


For contracts that have not reset their Withdrawal Base on or after December 3, 2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.


If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.




We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their Withdrawal Base on or after December 3, 2012:




Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base PLUS
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base PLUS
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------



We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their Withdrawal Base on or after December 3, 2012:




Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       0.75% of benefit base
--------------------------------------------------------------------------

   Joint Annuitant Contract                 0.85% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single Annuitant Contract                0.75% of benefit base PLUS
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base PLUS
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract           0.75% of benefit base PLUS
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------
   Joint Annuitant Contract            0.85% of benefit base PLUS
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------


The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states and markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and/or the Principal Protection Death Benefit at any time and for any reason.

LIFETIME INCOME PLUS 2007

We assess a charge for Lifetime Income Plus 2007 currently equal to an annualized rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

LIFETIME INCOME PLUS

For contracts issued on or after the later of October 7, 2005 or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

GUARANTEED WITHDRAWAL ADVANTAGE

We assess a charge for Guaranteed Withdrawal Advantage equal to an annualized rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 1.00% of your daily net assets in the Separate Account.

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

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Charges for the Payment Protection Rider Options

We charge you for expenses related to Principal Protection Advantage and Payment Optimizer Plus. Each rider is a separate rider with a separate charge. You cannot purchase both riders together. If you wish to elect either Principal Protection Advantage or Payment Optimizer Plus, you must do so at the time of application.

PRINCIPAL PROTECTION ADVANTAGE

We assess a charge for Principal Protection Advantage currently equal to an annualized rate of 0.40% of the daily net assets of the Separate Account. The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

PAYMENT OPTIMIZER PLUS

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

If you purchase Payment Optimizer Plus, after the Maturity Date you may request to terminate your contract and the rider and (assuming the right to cancel period has ended) receive the commuted value of your income payments in a lump sum (the "commutation value").

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

CHARGES FOR THE DEATH BENEFIT RIDER OPTIONS

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2003, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE THE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING PROVISIONS APPLY:

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. The Annual Step-Up Death Benefit Rider Option may not be elected if any Annuitant is 85 or older. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Charge for the 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5% Rollup Death Benefit Rider Option is an annual rate of 0.30% of your Contract Value at the time of the deduction. The 5% Rollup Death Benefit Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

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Charge for the Earnings Protector Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector Death Benefit Rider Option if you elect this rider at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. At surrender we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

Charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option if you elect this rider at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is an annual rate of 0.70% of your Contract Value at the time of the deduction. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2003, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING PROVISION APPLIES:

Charge for Optional Enhanced Death Benefit

We charge you for expenses related to the Optional Enhanced Death Benefit. At the beginning of each contract year after the first Contract Year, we deduct a charge against the average of:

   (1) your Contract Value at the beginning of the previous contract year; and

   (2) your Contract Value at the end of the previous contract year.

At surrender, a charge is made against the average of:

   (1) your Contract Value at the beginning of the current contract year; and

   (2) your Contract Value at surrender.

The charge at surrender will be a pro rata portion of the annual charge.

We currently charge an annual rate of 0.20% of the average of your Contract Value as described above. However, we guarantee that this charge will never exceed an annual rate of 0.35% of your average prior contract year's Contract Value, as described above. (The rate that applies to your contract will be fixed at issue.) We will allocate the annual charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total value in all Subaccounts at the time we take the charge. If there are insufficient assets in the Subaccounts to cover the charge, we will deduct the charge first from your assets in the Subaccounts, if any, and then from the Guarantee Account (if available). Deductions from the Guarantee Account will be taken first from the amounts (including any interest earned) that have been in the Guarantee Account for the longest period of time.

THE FOLLOWING PROVISIONS APPLY TO ALL CONTRACTS:

OTHER CHARGES

Annual Contract Maintenance Charge

We will deduct an annual contract maintenance charge of $25 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at full surrender. We will waive this charge if your Contract Value at the time of deduction is $25,000 or more.

We will allocate the annual contract maintenance charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If the Guarantee Account is available, and there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.

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Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from premium payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial surrenders, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two Valuation Days after we receive the order. While attempting to finish an incomplete application, we may hold the initial premium payment for no more than five Valuation Days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your premium payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial premium payment within two Valuation Days. We apply any additional premium payments you make on the Valuation Day we receive them at our Home Office.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your premium payment applied.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85 at the time of application, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

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PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035" EXCHANGE.  Section
1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for
Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply as joint owners for a Non-Qualified Contract. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information, if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Maturity Date, you may change:

  . your Maturity Date (your Maturity Date must be a date at least 12 months from the date the contract is issued);

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account, if available (subject to certain restrictions listed in your contract as in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary), and contingent Annuitant upon written notice to our Home Office, provided the Annuitant is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect Guaranteed Income Advantage at the time of application, you may not change your scheduled income start date or your Optional Payment Plan. In addition, withdrawals and/or transfers from the GIS Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the withdrawal and/or transfer was made. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution) at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If you elect the Principal Protection Advantage, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last premium payment. You may not however, change the Optional Payment Plan once elected at the time of application.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuity Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.

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If you elect one of the Payment Protection Rider Options or one of the
Guaranteed Minimum Withdrawal Benefit Rider Options, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.


Guaranteed Income Advantage will terminate upon assignment of the contract unless such assignment is a result of legal process. Upon termination of Guaranteed Income Advantage, all assets in the GIS Subaccount(s) will be transferred to the Goldman Sachs Variable Insurance Trust -- Money Market Fund as of the Valuation Day the assignment is received. (If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.)


We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

PREMIUM PAYMENTS

You may make premium payments to us at any frequency and in the amount you select, subject to certain restrictions, including restrictions that may be imposed by terms of elected riders. You must obtain our prior approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Premium payments may be made at any time prior the Maturity Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial premium payment is $25,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $1,000 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts, and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional premium payment is $100. See the "Annuity Cross Funding Program" provision of this prospectus.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily at the close of regular trading (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PREMIUM PAYMENTS

We place premium payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account (if available), according to your instructions. You may allocate premium payments to the Subaccounts PLUS the Guarantee Account (if available) at any one time. If you have elected Guaranteed Income Advantage, you may not allocate premium payments directly to the GIS Subaccount(s); such allocations to the GIS Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other Subaccounts in which you have assets.

If you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), you must allocate all premium payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your premium payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus. The percentage of any premium payment that you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100.

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Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the expenses of the Separate Account and the Portfolios.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice in writing or over the phone. The new allocation will apply to any premium payments made after we receive notice of the change at our Home Office.

VALUATION OF ACCUMULATION UNITS

Partial surrenders, surrenders and/or payment of a death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial surrender, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges, any applicable optional rider charges (but not any optional death benefit rider charges), and mortality and expense risk charges from assets in the Subaccount. The charges for Lifetime Income Plus 2008, Lifetime Income Plus Solution and the Death Benefit Rider Options, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

TRANSFERS BEFORE THE MATURITY DATE

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and if your contract was issued prior to May 1, 2003, the Guarantee Account, on any Valuation Day prior to the Maturity Date, subject to certain conditions imposed by the contract and as stated below. In addition, if you elect Guaranteed Income Advantage, once you make a transfer from a segment that corresponds to a GIS Subaccount, you may not make subsequent premium payments or transfers to that segment corresponding to that GIS Subaccount. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If the Guarantee Account is available, owners may not transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

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TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

Please remember that the Guarantee Account is only available to contracts issued prior to May 1, 2003. Where the Guarantee Account is available, we may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision) you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may also restrict certain transfers from the Subaccounts to the Guarantee Account (if available). We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG THE SUBACCOUNTS

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any:

   (1) scheduled transfers made to the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage; or

   (2) transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms

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       of one of the Payment Protection Rider Options or one of the Guaranteed
       Minimum Withdrawal Benefit Rider Options.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

TELEPHONE/INTERNET TRANSACTIONS

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and, if their contract was issued prior to May 1, 2003, the Guarantee Account, by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS


We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or for systematic transactions not reported on a trade confirmation, the quarterly statement.


SPECIAL NOTE ON RELIABILITY

Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your Internet service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties

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are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON FREQUENT TRANSFERS

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

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There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established by the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST AVERAGING PROGRAM


Dollar Cost Averaging permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund and/or if your contract was issued prior to May 1, 2003, the Guarantee Account, to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.


You may participate in the Dollar Cost Averaging program by:

   (1) electing it on your application;

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   (2) contacting an authorized sales representative; or

   (3) contacting us at (800) 352-9910.


To use the program, you must transfer at least $100 from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund and/or interest rate guarantee period with each transfer.


The Dollar Cost Averaging program will begin 30-days after we receive all required forms with your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or


  . when the assets in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.


If your contract was issued prior to May 1, 2003 and if you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period. We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or the Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Enhanced Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in Enhanced Dollar Cost Averaging as of that Valuation Day.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawals program.

Dollar Cost Averaging is not available if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. If you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

DEFINED DOLLAR COST AVERAGING PROGRAM


The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.


We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

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   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund are depleted; or


   (3) at the end of the twelfth month following the Contract Date.


Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the Goldman Sachs Variable Insurance Trust -- Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.


We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

PORTFOLIO REBALANCING PROGRAM

Once your premium payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting the completed Portfolio Rebalancing form to our Home Office. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

If your contract was issued prior to May 1, 2003, you may instruct us to transfer interest earned on your assets in the Guarantee Account to the Subaccounts to which you are allocating premium payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Maturity Date. You must specify the frequency of the transfers (either quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at

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the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL SURRENDERS

SURRENDERS AND PARTIAL SURRENDERS

We will allow you to totally surrender your contract or surrender of a portion of your Contract Value at any time before the Maturity Date upon your written request, subject to the conditions discussed below.

We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of the annual contract maintenance charge, if applicable, and any optional rider charge(s)) on the Valuation Day we receive a request for surrender; less

   (2) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial surrender, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) on a pro-rata basis, in proportion to your assets allocated to the Separate Account. (If your contract was issued prior to May 1, 2003, we will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.) If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and take a partial surrender, we will rebalance the Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial surrender, unless you instruct us otherwise. If, after a partial surrender and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If Guaranteed Income Advantage is elected at the time of application, withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce your death benefit by the proportion that the partial surrender (including

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any applicable premium tax assessed) reduces your Contract Value. See the
"Death of Owner and/or Annuitant" provision of this prospectus.

Partial surrenders and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% IRS penalty tax. See the "Tax Matters" provision of this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to surrender their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $25,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from premiums paid. You may provide specific instructions as to which Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) and/or interest rate guarantee periods (if your contract was issued prior to May 1, 2003) from which we are to take Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts (excluding the GIS Subaccount(s) of Guaranteed Income Advantage is elected at the time of application) in which you have an interest. For contracts issued prior to May 1, 2003, to the extent that your assets in the Separate Account are not sufficient to accomplish this withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) that have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic

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Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. In addition, your Systematic Withdrawal amount may be affected if you take an additional partial surrender. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on the taxable portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program as well as partial surrenders taken pursuant to the terms of one of the Guaranteed Minimum Withdrawal Benefit Rider Options) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any premium tax assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

If you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Option, partial surrenders and partial surrenders under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawals and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30-days written notice to owners.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER OPTIONS

We currently offer two Guaranteed Minimum Withdrawal Benefit Rider Options under this prospectus: Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Three other Guaranteed Minimum Withdrawal Benefit Riders, Guaranteed Withdrawal Advantage, Lifetime Income Plus and Lifetime Income Plus 2007, are no longer available for contracts issued on or after May 1, 2007, May 1, 2008 and September 8, 2008, respectively. We have designed the Guaranteed Minimum Withdrawal Benefit Rider Options to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Maturity Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in separate sections below.

Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all premium payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "IMPACT OF WITHDRAWALS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN

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$100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT
VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

INVESTMENT STRATEGY FOR LIFETIME INCOME PLUS SOLUTION. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all premium payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.


The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to EITHER one of the four available Asset Allocation Models OR to one or more Designated Subaccounts OR to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund. YOUR ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THE INVESTMENT STRATEGY.


Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any

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subsequent premium payments or transfer requests will be applied accordingly.
You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares (formerly, Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares);


       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or


       Oppenheimer Variable Account Funds -- Oppenheimer Capital Income Fund/VA -- Service Shares (formerly, Oppenheimer Balanced Fund/VA -- Service Shares);


       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C OR D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.


Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.


WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

BENEFIT BASE. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial premium payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a premium payment, withdrawal, or reset as described below.

PREMIUM PAYMENTS. Any premium payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. You must allocate all premium payments and Contract Value to the Investment Strategy at all times.

WE RESERVE THE RIGHT TO NOT ADJUST THE PURCHASE PAYMENT BENEFIT AMOUNT, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR THE ROLL-UP VALUE FOR ANY SUBSEQUENT PREMIUM PAYMENTS. PLEASE SEE THE "IMPORTANT NOTE" PROVISION BELOW.

PURCHASE PAYMENT BENEFIT AMOUNT. The Purchase Payment Benefit Amount will equal your premium payments unless adjusted as described in this provision.

If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of premium payments made in the first contract year; and

   (b) is premium payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that

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Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments
Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

ROLL-UP VALUE. Your Roll-Up Value on the Contract Date is equal to the amount of your initial premium payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any premium payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

MAXIMUM ANNIVERSARY VALUE AND RESET. The Maximum Anniversary Value on the Contract Date is equal to the initial premium payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.


On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. Effective on and after December 3, 2012, the charge for Lifetime Income Plus Solution increased, on an annual basis, to 1.25% upon reset of the Maximum Anniversary Value. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Maximum Anniversary Value will be increased to your Contract Value. However, the Maximum Anniversary Value is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Maximum Anniversary Value, Purchase Payment Benefit Amount and the Roll-Up Value. If your Maximum Anniversary Value resets but your Roll-Up Value or Purchase Payment Benefit Amount is higher than your Maximum Anniversary Value on the date of reset, the Roll-Up Value or Purchase Payment Benefit Amount will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Maximum Anniversary Value. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.


For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED MATURITY DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

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   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE MAXIMUM ANNIVERSARY VALUE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGES FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGES AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS SOLUTION AND WHILE THE RIDER IS IN EFFECT. AS INDICATED ABOVE, YOU MAY TERMINATE THE AUTOMATIC RESET FEATURE OF THE RIDER AT ANY TIME BY SUBMITTING A WRITTEN REQUEST TO US AT OUR HOME OFFICE AT LEAST 15 DAYS PRIOR TO THE CONTRACT ANNIVERSARY DATE.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE PURCHASE PAYMENT BENEFIT AMOUNT, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PREMIUM PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional premium payments. Before making premium payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such premium payments; and (ii) this rider may not make sense for you if you intend to make subsequent premium payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

IMPACT OF WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by
(c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase Payment Benefit Amount, the Principal Protection Death Benefit (if applicable), your Roll-Up Value and your Maximum Anniversary Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you

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may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE FOLLOWING:

     (A) THE CONTRACT VALUE;

     (B) A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT CALCULATED USING THE 2000 ANNUITY MORTALITY TABLE AND AN INTEREST RATE OF 3%; AND

     (C) THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE).

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) WILL CONTINUE UNDER THIS PROVISION. THE PRINCIPAL PROTECTION DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE PRINCIPAL PROTECTION DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

PRINCIPAL PROTECTION DEATH BENEFIT. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial premium payment. Premium payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

DEATH PROVISIONS. At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.


Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.


CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

RIDER CHARGE. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional premium payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.




For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009 AND THAT HAVE RESET THEIR MAXIMUM ANNIVERSARY VALUE ON OR AFTER DECEMBER 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus Solution without the Principal Protection Death Benefit
        Single or Joint Annuitant Contract     1.25% of benefit base
-----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract     1.25% of benefit base PLUS
                                               0.20% of value of Principal
                                               Protection Death Benefit
-----------------------------------------------------------------------------


Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    1.25% of benefit base PLUS
                                              0.50% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------



For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009 AND THAT HAVE NOT RESET THEIR MAXIMUM ANNIVERSARY VALUE ON OR AFTER DECEMBER 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus Solution without the Principal Protection Death Benefit
        Single or Joint Annuitant Contract     0.95% of benefit base
-----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract     0.95% of benefit base PLUS
                                               0.20% of value of Principal
                                               Protection Death Benefit
-----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract     0.95% of benefit base PLUS
                                               0.50% of value of Principal
                                               Protection Death Benefit
-----------------------------------------------------------------------------



For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    1.25% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    1.25% of benefit base PLUS
                                              0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    1.25% of benefit base PLUS
                                              0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------



For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:




Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract        0.85% of benefit base
----------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract         0.85% of benefit base PLUS
                                              0.15% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract         0.85% of benefit base PLUS
                                              0.40% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------


The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

WHEN THE RIDER IS EFFECTIVE

If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Maturity Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Maturity Date.

At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of premium payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.


                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,713       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,713              0        93,415        100,000     100,000     112,360       112,360      100,000
    57            93,415              0        90,101        100,000     100,000     119,102       119,102      100,000
    58            90,101              0        86,766        100,000     100,000     126,248       126,248      100,000
    59            86,766              0        83,406        100,000     100,000     133,823       133,823      100,000
    60            83,406              0        80,016        100,000     100,000     141,852       141,852      100,000
    61            80,016              0        76,590        100,000     100,000     150,363       150,363      100,000
    62            76,590              0        73,123        100,000     100,000     159,385       159,385      100,000
    63            73,123              0        69,609        100,000     100,000     168,948       168,948      100,000
    64            69,609              0        66,043        100,000     100,000     179,085       179,085      100,000
    65            66,043         11,000        51,386        200,000     100,000     189,830       200,000       82,368
    66            51,386         11,000        36,877        200,000     100,000     189,830       200,000       63,443
    67            36,877         11,000        22,658        200,000     100,000     189,830       200,000       42,709
    68            22,658         11,000         8,699        200,000     100,000     189,830       200,000       18,860
    69             8,699         11,000             0        200,000     100,000     189,830       200,000            0
    70                 0         11,000             0        200,000     100,000     189,830       200,000            0
    71                 0         11,000             0        200,000     100,000     189,830       200,000            0
    72                 0         11,000             0        200,000     100,000     189,830       200,000            0
    73                 0         11,000             0        200,000     100,000     189,830       200,000            0
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of premium payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.


                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,515       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,515              0        93,022        100,000     100,000     112,360       112,360      100,000
    57            93,022              0        89,517        100,000     100,000     119,102       119,102      100,000
    58            89,517              0        85,995        100,000     100,000     126,248       126,248      100,000
    59            85,995              0        82,452        100,000     100,000     133,823       133,823      100,000
    60            82,452              0        78,883        100,000     100,000     141,852       141,852      100,000
    61            78,883              0        75,281        100,000     100,000     150,363       150,363      100,000
    62            75,281              0        71,642        100,000     100,000     159,385       159,385      100,000
    63            71,642              0        67,959        100,000     100,000     168,948       168,948      100,000
    64            67,959              0        64,228        100,000     100,000     179,085       179,085      100,000
    65            64,228         11,000        49,408        200,000     100,000     189,830       200,000       89,000
    66            49,408         11,000        34,762        200,000     100,000     189,830       200,000       78,000
    67            34,762         11,000        20,431        200,000     100,000     189,830       200,000       67,000
    68            20,431         11,000         6,383        200,000     100,000     189,830       200,000       56,000
    69             6,383         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                 0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                 0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                 0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                 0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of premium payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.


                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    52          $100,000        $     0       $106,666      $100,000    $100,000    $106,000      $106,000     $106,666
    53           106,666              0        113,776       100,000     106,666     113,066       113,066      113,776
    54           113,776              0        121,360       100,000     113,776     120,602       120,602      121,360
    55           121,360              0        129,449       100,000     121,360     128,641       128,641      129,449
    56           129,449              0        138,078       100,000     129,449     137,216       137,216      138,078
    57           138,078              0        147,281       100,000     138,078     146,362       146,362      147,281
    58           147,281              0        157,099       100,000     147,281     156,118       156,118      157,099
    59           157,099              0        167,570       100,000     157,099     166,525       166,525      167,570
    60           167,570              0        178,740       100,000     167,570     177,625       177,625      178,740
    61           178,740              0        190,654       100,000     178,740     189,464       189,464      190,654
    62           190,654              0        203,363       100,000     190,654     202,093       202,093      203,363
    63           203,363              0        216,918       100,000     203,363     215,564       215,564      216,918
    64           216,918              0        231,377       100,000     216,918     229,933       229,933      231,377
    65           231,377         13,489        233,311       200,000     231,377     245,260       245,260      233,311
    66           233,311         13,489        235,330       200,000     233,311     245,260       245,260      235,330
    67           235,330         13,489        237,511       200,000     235,330     245,260       245,260      237,511
    68           237,511         13,489        239,866       200,000     237,511     245,260       245,260      239,866
    69           239,866         13,489        242,410       200,000     239,866     245,260       245,260      242,410
    70           242,410         23,489        235,157       200,000     242,410     245,260       245,260      235,157
    71           235,157         12,939        238,003       191,842     232,522     235,255       235,255      238,003
    72           238,003         13,090        243,953       191,842     238,003     235,255       238,003      243,953
    73           243,953         13,417        250,052       191,842     243,953     235,255       243,953      250,052
    74           250,052         13,753        256,303       191,842     250,052     235,255       250,052      256,303
    75           256,303         14,097        262,711       191,842     256,303     235,255       256,303      262,711
    76           262,711         14,449        269,279       191,842     262,711     235,255       262,711      269,279
    77           269,279         14,810        276,011       191,842     269,279     235,255       269,279      276,011
    78           276,011         15,181        282,911       191,842     276,011     235,255       276,011      282,911
    79           282,911         15,560        289,984       191,842     282,911     235,255       282,911      289,984
    80           289,984         15,949        297,233       191,842     289,984     235,255       289,984      297,233
    81           297,233         16,348        304,664       191,842     297,233     235,255       297,233      304,664
    82           304,664         16,757        312,281       191,842     304,664     235,255       304,664      312,281
    83           312,281         17,175        320,088       191,842     312,281     235,255       312,281      320,088
    84           320,088         17,605        328,090       191,842     320,088     235,255       320,088      328,090
    85           328,090         18,045        336,292       191,842     328,090     235,255       328,090      336,292
    86           336,292         18,496        344,699       191,842     336,292     235,255       336,292      344,699
    87           344,699         18,958        353,317       191,842     344,699     235,255       344,699      353,317
    88           353,317         19,432        362,150       191,842     353,317     235,255       353,317      362,150
    89           362,150         19,918        371,204       191,842     362,150     235,255       362,150      371,204
    90           371,204         20,416        380,484       191,842     371,204     235,255       371,204      380,484
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of premium payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.


                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,666      $100,000    $100,000    $106,000      $106,000     $106,666
    73           106,666              0        113,776       100,000     106,666     113,066       113,066      113,776
    74           113,776              0        121,360       100,000     113,776     120,602       120,602      121,360
    75           121,360              0        129,449       100,000     121,360     128,641       128,641      129,449
    76           129,449              0        138,078       100,000     129,449     137,216       137,216      138,078
    77           138,078              0        147,281       100,000     138,078     146,362       146,362      147,281
    78           147,281              0        157,099       100,000     147,281     156,118       156,118      157,099
    79           157,099              0        167,570       100,000     157,099     166,525       166,525      167,570
    80           167,570              0        178,740       100,000     167,570     177,625       177,625      178,740
    81           178,740              0        190,654       100,000     178,740     189,464       189,464      190,654
    82           190,654         14,147        189,216       200,000     190,654     202,093       202,093      189,216
    83           189,216         14,147        187,606       200,000     190,654     202,093       202,093      187,606
    84           187,606         14,147        185,867       200,000     190,654     202,093       202,093      185,867
    85           185,867         14,147        183,989       200,000     190,654     202,093       202,093      183,989
    86           183,989         14,147        181,961       200,000     190,654     202,093       202,093      181,961
    87           181,961         14,147        179,771       200,000     190,654     202,093       202,093      179,771
    88           179,771         14,147        177,405       200,000     190,654     202,093       202,093      177,405
    89           177,405         14,147        174,850       200,000     190,654     202,093       202,093      174,850
    90           174,850         14,147        172,091       200,000     190,654     202,093       202,093      172,091
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of premium payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.


                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,151      $100,000    $100,000    $106,000      $106,000     $106,151
    73           106,151              0        112,712       100,000     106,151     112,520       112,520      112,712
    74           112,712              0        119,710       100,000     112,712     119,475       119,475      119,710
    75           119,710              0        127,175       100,000     119,710     126,893       126,893      127,175
    76           127,175              0        135,137       100,000     127,175     134,805       134,805      135,137
    77           135,137              0        143,630       100,000     135,137     143,245       143,245      143,630
    78           143,630              0        152,689       100,000     143,630     152,248       152,248      152,689
    79           152,689              0        162,352       100,000     152,689     161,851       161,851      162,352
    80           162,352              0        172,659       100,000     162,352     172,093       172,093      172,659
    81           172,659              0        183,653       100,000     172,659     183,019       183,019      183,653
    82           183,653         14,000        181,364       200,000     183,653     194,673       200,000      181,364
    83           181,364         14,000        178,856       200,000     183,653     194,673       200,000      178,856
    84           178,856         14,000        176,220       200,000     183,653     194,673       200,000      176,220
    85           176,220         14,000        173,446       200,000     183,653     194,673       200,000      173,446
    86           173,446         14,000        170,521       200,000     183,653     194,673       200,000      170,521
    87           170,521         14,000        167,434       200,000     183,653     194,673       200,000      167,434
    88           167,434         14,000        164,173       200,000     183,653     194,673       200,000      164,173
    89           164,173         14,000        160,723       200,000     183,653     194,673       200,000      160,723
    90           160,723         14,000        157,007       200,000     183,653     194,673       200,000      157,007
-------------------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2008

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "IMPACT OF WITHDRAWALS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

INVESTMENT STRATEGY FOR LIFETIME INCOME PLUS 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all premium payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.


The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to EITHER one of the four available Asset Allocation Models OR to one or more Designated Subaccounts OR to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.


On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund. YOUR ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THE INVESTMENT STRATEGY.


Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent premium payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares (formerly, Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares);


       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or


       Oppenheimer Variable Account Funds -- Oppenheimer Capital Income Fund/VA -- Service Shares (formerly, Oppenheimer Balanced Fund/VA -- Service Shares);


       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C OR D.

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.


Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.


WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

WITHDRAWAL BASE. Your initial Withdrawal Base is equal to your initial premium payment received and is adjusted when any subsequent premium payment is received, as described in the "Premium Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

ROLL-UP VALUE. Your initial Roll-Up Value is equal to your initial premium payment received. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any premium payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

PREMIUM PAYMENTS. Any premium payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. YOU MUST ALLOCATE ALL ASSETS TO THE PRESCRIBED INVESTMENT STRATEGY.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PREMIUM PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional premium payments. Before making premium payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that:
(i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such premium payments; and (ii) this rider may not make sense for you if you intend to make premium payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

RESET OF THE BENEFIT. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider.


Effective on and after December 3, 2012, the charge for Lifetime Income Plus 2008 increased, on an annual basis, to 1.25% upon reset of the Withdrawal Base. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Withdrawal Base will be increased to your Contract Value. However, the Withdrawal Base is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Withdrawal Base, Contract Value on the prior contract anniversary and the Roll-Up Value. If your Withdrawal Base resets but your Roll-Up Value is higher than your Withdrawal Base on the date of reset, the Roll-Up Value will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Withdrawal Base. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.


For Lifetime Income Plus without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base

PLUS 0.50% of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED MATURITY DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGES FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGES AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS 2008 AND WHILE THE RIDER IS IN EFFECT.

IMPACT OF WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are REDUCED. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit MINUS the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional premium payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE FOLLOWING:

     (A) THE CONTRACT VALUE;

     (B) A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE

         WITHDRAWAL LIMIT CALCULATED USING THE 2000 ANNUITY MORTALITY TABLE AND AN INTEREST RATE OF 3%; AND

     (C) THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE).

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) WILL CONTINUE UNDER THIS PROVISION. THE PRINCIPAL PROTECTION DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE PRINCIPAL PROTECTION DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

PRINCIPAL PROTECTION DEATH BENEFIT. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial premium payment. Premium payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

DEATH PROVISIONS. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.


Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.


CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

RIDER CHARGE. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional premium payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.


For contracts that have not reset their Withdrawal Base on or after December 3, 2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.


If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.




We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their Withdrawal Base on or after December 3, 2012:




Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base PLUS
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base PLUS
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------



We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their Withdrawal Base on or after December 3, 2012:



Lifetime Income Plus 2008 without the Principal Protection Death Benefit
           Single Annuitant Contract        0.75% of benefit base
           -------------------------------------------------------------
           Joint Annuitant Contract         0.85% of benefit base
------------------------------------------------------------------------



Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
         Single Annuitant Contract      0.75% of benefit base PLUS
                                        0.15% of value of Principal
                                        Protection Death Benefit
         ---------------------------------------------------------------
         Joint Annuitant Contract       0.85% of benefit base PLUS
                                        0.15% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
         Single Annuitant Contract      0.75% of benefit base PLUS
                                        0.40% of value of Principal
                                        Protection Death Benefit
         ---------------------------------------------------------------
         Joint Annuitant Contract       0.85% of benefit base PLUS
                                        0.40% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------


The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

WHEN THE RIDER IS EFFECTIVE

If available, Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Maturity Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Maturity Date.

At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.


                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    53          $100,000        $    --       $96,675       $100,000    $106,000      $106,000     $100,000
    54            96,675             --        93,337        100,000     112,360       112,360      100,000
    55            93,337             --        89,981        100,000     119,102       119,102      100,000
    56            89,981             --        86,604        100,000     126,248       126,248      100,000
    57            86,604             --        83,199        100,000     133,823       133,823      100,000
    58            83,199             --        79,762        100,000     141,852       141,852      100,000
    59            79,762             --        76,287        100,000     150,363       150,363      100,000
    60            76,287             --        72,769        100,000     159,385       159,385      100,000
    61            72,769             --        69,202        100,000     168,948       168,948      100,000
    62            69,202             --        65,579        100,000     179,085       179,085      100,000
    63            65,579             --        61,895        100,000     189,830       189,830      100,000
    64            61,895             --        58,142        100,000     201,220       201,220      100,000
    65            58,142         11,731        42,581        100,000     213,293       213,293       78,401
    66            42,581         11,731        27,333        100,000     213,293       213,293       54,856
    67            27,333         11,731        12,364        100,000     213,293       213,293       28,148
    68            12,364         11,731            --        100,000     213,293       213,293           --
    69                --         11,731            --        100,000     213,293       213,293           --
    70                --         11,731            --        100,000     213,293       213,293           --
    71                --         11,731            --        100,000     213,293       213,293           --
    72                --         11,731            --        100,000     213,293       213,293           --
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.


                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    53          $100,000        $    --       $96,525       $100,000    $106,000      $106,000     $100,000
    54            96,525             --        93,040        100,000     112,360       112,360      100,000
    55            93,040             --        89,540        100,000     119,102       119,102      100,000
    56            89,540             --        86,022        100,000     126,248       126,248      100,000
    57            86,022             --        82,478        100,000     133,823       133,823      100,000
    58            82,478             --        78,906        100,000     141,852       141,852      100,000
    59            78,906             --        75,298        100,000     150,363       150,363      100,000
    60            75,298             --        71,650        100,000     159,385       159,385      100,000
    61            71,650             --        67,955        100,000     168,948       168,948      100,000
    62            67,955             --        64,207        100,000     179,085       179,085      100,000
    63            64,207             --        60,400        100,000     189,830       189,830      100,000
    64            60,400             --        56,527        100,000     201,220       201,220      100,000
    65            56,527         11,731        40,867        100,000     213,293       213,293       88,269
    66            40,867         11,731        25,537        100,000     213,293       213,293       76,538
    67            25,537         11,731        10,507        100,000     213,293       213,293       64,807
    68            10,507         11,731            --        100,000     213,293       213,293       53,076
    69                --         11,731            --        100,000     213,293       213,293       41,344
    70                --         11,731            --        100,000     213,293       213,293       29,613
    71                --         11,731            --        100,000     213,293       213,293       17,882
    72                --         11,731            --        100,000     213,293       213,293        6,151
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.


                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    73          $100,000        $    --       $96,675       $100,000    $106,000      $106,000     $100,000
    74            96,675             --        93,337        100,000     112,360       112,360      100,000
    75            93,337             --        89,981        100,000     119,102       119,102      100,000
    76            89,981             --        86,604        100,000     126,248       126,248      100,000
    77            86,604             --        83,199        100,000     133,823       133,823      100,000
    78            83,199             --        79,762        100,000     141,852       141,852      100,000
    79            79,762             --        76,287        100,000     150,363       150,363      100,000
    80            76,287             --        72,769        100,000     159,385       159,385      100,000
    81            72,769             --        69,202        100,000     168,948       168,948      100,000
    82            69,202         12,536        53,043        100,000     179,085       179,085       80,884
    83            53,043         12,536        37,208        100,000     179,085       179,085       60,501
    84            37,208         12,536        21,664        100,000     179,085       179,085       38,324
    85            21,664         12,536         6,431        100,000     179,085       179,085       12,995
    86             6,431         12,536            --        100,000     179,085       179,085           --
    87                --         12,536            --        100,000     179,085       179,085           --
    88                --         12,536            --        100,000     179,085       179,085           --
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.


                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    73          $100,000        $    --       $96,275       $100,000    $106,000      $106,000     $100,000
    74            96,275             --        92,545        100,000     112,360       112,360      100,000
    75            92,545             --        88,805        100,000     119,102       119,102      100,000
    76            88,805             --        85,051        100,000     126,248       126,248      100,000
    77            85,051             --        81,277        100,000     133,823       133,823      100,000
    78            81,277             --        77,479        100,000     141,852       141,852      100,000
    79            77,479             --        73,650        100,000     150,363       150,363      100,000
    80            73,650             --        69,784        100,000     159,385       159,385      100,000
    81            69,784             --        65,877        100,000     168,948       168,948      100,000
    82            65,877         12,536        49,435        100,000     179,085       179,085       87,464
    83            49,435         12,536        33,372        100,000     179,085       179,085       74,928
    84            33,372         12,536        17,655        100,000     179,085       179,085       62,392
    85            17,655         12,536         2,303        100,000     179,085       179,085       49,856
    86             2,303         12,536            --        100,000     179,085       179,085       37,320
    87                --         12,536            --        100,000     179,085       179,085       24,784
    88                --         12,536            --        100,000     179,085       179,085       12,248
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.


                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $100,845      $100,000    $106,000      $106,000     $100,845
    67           100,845         5,830         101,758       100,845     106,000       106,000      101,758
    68           101,758         5,830         102,743       101,758     106,000       106,000      102,743
    69           102,743         5,830         103,808       102,743     106,000       106,000      103,808
    70           103,808         5,830         104,957       103,808     106,000       106,000      104,957
    71           104,957         5,830         106,199       104,957     106,000       106,000      106,199
    72           106,199         5,841         107,526       106,199     106,000       106,199      107,526
    73           107,526         5,914         108,870       107,526     106,000       107,526      108,870
    74           108,870         5,988         110,231       108,870     106,000       108,870      110,231
    75           110,231         6,063         111,609       110,231     106,000       110,231      111,609
    76           111,609         6,139         113,004       111,609     106,000       111,609      113,004
    77           113,004         6,215         114,417       113,004     106,000       113,004      114,417
    78           114,417         6,293         115,847       114,417     106,000       114,417      115,847
    79           115,847         6,372         117,295       115,847     106,000       115,847      117,295
    80           117,295         6,451         118,761       117,295     106,000       117,295      118,761
    81           118,761         6,532         120,246       118,761     106,000       118,761      120,246
    82           120,246         6,614         121,749       120,246     106,000       120,246      121,749
    83           121,749         6,696         123,271       121,749     106,000       121,749      123,271
    84           123,271         6,780         124,812       123,271     106,000       123,271      124,812
    85           124,812         6,865         126,372       124,812     106,000       124,812      126,372
    86           126,372         6,950         127,951       126,372     106,000       126,372      127,951
    87           127,951         7,037         129,551       127,951     106,000       127,951      129,551
    88           129,551         7,125         131,170       129,551     106,000       129,551      131,170
    89           131,170         7,214         132,810       131,170     106,000       131,170      132,810
    90           132,810         7,305         134,470       132,810     106,000       132,810      134,470
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.


                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $100,693      $100,000    $106,000      $106,000     $100,693
    67           100,693         5,830         101,439       100,693     106,000       106,000      101,439
    68           101,439         5,830         102,243       101,439     106,000       106,000      102,243
    69           102,243         5,830         103,108       102,243     106,000       106,000      103,108
    70           103,108         5,830         104,039       103,108     106,000       106,000      104,039
    71           104,039         5,830         105,042       104,039     106,000       106,000      105,042
    72           105,042         5,830         106,123       105,042     106,000       106,000      106,123
    73           106,123         5,837         107,279       106,123     106,000       106,123      107,279
    74           107,279         5,900         108,446       107,279     106,000       107,279      108,446
    75           108,446         5,965         109,625       108,446     106,000       108,446      109,625
    76           109,625         6,029         110,815       109,625     106,000       109,625      110,815
    77           110,815         6,095         112,017       110,815     106,000       110,815      112,017
    78           112,017         6,161         113,231       112,017     106,000       112,017      113,231
    79           113,231         6,228         114,457       113,231     106,000       113,231      114,457
    80           114,457         6,295         115,695       114,457     106,000       114,457      115,695
    81           115,695         6,363         116,945       115,695     106,000       115,695      116,945
    82           116,945         6,432         118,208       116,945     106,000       116,945      118,208
    83           118,208         6,501         119,482       118,208     106,000       118,208      119,482
    84           119,482         6,572         120,769       119,482     106,000       119,482      120,769
    85           120,769         6,642         122,068       120,769     106,000       120,769      122,068
    86           122,068         6,714         123,380       122,068     106,000       122,068      123,380
    87           123,380         6,786         124,705       123,380     106,000       123,380      124,705
    88           124,705         6,859         126,042       124,705     106,000       124,705      126,042
    89           126,042         6,932         127,392       126,042     106,000       126,042      127,392
    90           127,392         7,007         128,755       127,392     106,000       127,392      128,755
-------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE
WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

WITHDRAWAL BASE. Your initial Withdrawal Base is equal to your initial premium payment received and is adjusted when any subsequent premium payment is received, as described in the "Premium Payments" provision.

ROLL-UP VALUE. Your initial Roll-Up Value is equal to your initial premium payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any premium payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative premium payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional premium payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional premium payments will not increase the Roll-Up Value.

PREMIUM PAYMENTS. Any premium payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date.

Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent premium payment will be added to the Withdrawal Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the premium payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, but the Rider Death Benefit will be increased by 50% of the premium payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE, RIDER DEATH BENEFIT, AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PREMIUM PAYMENTS
RECEIVED.   As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional premium payments. Before making premium payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such premium payments; and (ii) this rider may not make sense for you if you intend to make premium payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.

IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

RESTORATION OR RESET OF THE BENEFIT

RESTORATION. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next Valuation Day. THE RESTORE FEATURE UNDER THIS RIDER MAY BE USED ONLY ONCE AND IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED MATURITY DATE.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total premium payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.

RESET. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total premium payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED MATURITY DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home Office to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS 2007 AND WHILE THE RIDER IS IN EFFECT.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are REDUCED. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional premium payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, THE CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM, CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE RIDER DEATH BENEFIT WILL CONTINUE UNDER THIS PROVISION. THE RIDER DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE RIDER DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

DEATH PROVISIONS. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.


Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.


RIDER DEATH BENEFIT. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial premium payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Premium payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent premium payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the premium payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

If available, Lifetime Income Plus 2007 must be elected at application. The rider will remain in effect while the contract is in force and before the Maturity Date. The rider may not be terminated prior to the Maturity Date. On the Maturity Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional premium payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                              WITHDRAWALS                  WITHDRAWAL    ROLL-UP   RIDER DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
----------------------------------------------------------------------------------------------
    63          $100,000        $   --        $98,000       $100,000    $105,000    $100,000
    64            98,000            --         96,040        100,000     110,000     100,000
    65            96,040            --         94,119        100,000     115,000     100,000
    66            94,119            --         92,237        100,000     120,000     100,000
    67            92,237            --         90,392        100,000     125,000     100,000
    68            90,392            --         88,584        100,000     130,000     100,000
    69            88,584            --         86,813        100,000     135,000     100,000
    70            86,813         8,400         76,676        100,000     140,000      91,600
    71            76,676         8,400         66,743        100,000     140,000      83,200
    72            66,743         8,400         57,008        100,000     140,000      74,800
    73            57,008         8,400         47,468        100,000     140,000      66,400
    74            47,468         8,400         38,118        100,000     140,000      58,000
    75            38,118         8,400         28,956        100,000     140,000      49,600
    76            28,956         8,400         19,952        100,000     140,000      41,200
    77            19,952         8,400         11,128        100,000     140,000      32,800
    78            11,128         8,400          2,480        100,000     140,000      24,400
    79             2,480         8,400             --        100,000     140,000      16,000
    80                --         8,400             --        100,000     140,000       7,600
    81                --         8,400             --        100,000     140,000          --
    82                --         8,400             --        100,000     140,000          --
    83                --         8,400             --        100,000     140,000          --
    84                --         8,400             --        100,000     140,000          --
    85                --         8,400             --        100,000     140,000          --
    86                --         8,400             --        100,000     140,000          --
    87                --         8,400             --        100,000     140,000          --
    88                --         8,400             --        100,000     140,000          --
    89                --         8,400             --        100,000     140,000          --
    90                --         8,400             --        100,000     140,000          --
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional premium payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                              WITHDRAWALS                  WITHDRAWAL    ROLL-UP   RIDER DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
----------------------------------------------------------------------------------------------
    78          $100,000        $   --        $98,000       $100,000    $105,000    $100,000
    79            98,000            --         96,040        100,000     110,000     100,000
    80            96,040            --         94,119        100,000     115,000     100,000
    81            94,119            --         92,237        100,000     120,000     100,000
    82            92,237         8,750         81,642        100,000     125,000      91,250
    83            81,642         8,750         71,259        100,000     125,000      82,500
    84            71,259         8,750         61,084        100,000     125,000      73,750
    85            61,084         8,750         51,112        100,000     125,000      65,000
    86            51,112         8,750         41,340        100,000     125,000      56,250
    87            41,340         8,750         31,763        100,000     125,000      47,500
    88            31,763         8,750         22,353        100,000     125,000      38,750
    89            22,353         8,750         13,131        100,000     125,000      30,000
    90            13,131         8,750          4,093        100,000     125,000      21,250
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional premium payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.

                              WITHDRAWALS                  WITHDRAWAL    ROLL-UP   RIDER DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
----------------------------------------------------------------------------------------------
    66          $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67           102,225         5,775         104,628       102,225     105,000     104,628
    68           104,628         5,775         107,223       104,628     105,000     107,223
    69           107,223         5,897         109,904       107,223     105,000     109,904
    70           109,904         6,045         112,651       109,904     105,000     112,651
    71           112,651         6,196         115,468       112,651     105,000     115,468
    72           115,468         6,351         118,354       115,468     105,000     118,354
    73           118,354         6,509         121,313       118,354     105,000     121,313
    74           121,313         6,672         124,346       121,313     105,000     124,346
    75           124,346         6,839         127,455       124,346     105,000     127,455
    76           127,455         7,010         130,641       127,455     105,000     130,641
    77           130,641         7,185         133,907       130,641     105,000     133,907
    78           133,907         7,365         137,255       133,907     105,000     137,255
    79           137,255         7,549         140,686       137,255     105,000     140,686
    80           140,686         7,738         144,203       140,686     105,000     144,203
    81           144,203         7,931         147,808       144,203     105,000     147,808
    82           147,808         8,129         151,504       147,808     105,000     151,504
    83           151,504         8,333         155,291       151,504     105,000     155,291
    84           155,291         8,541         159,174       155,291     105,000     159,174
    85           159,174         8,755         163,153       159,174     105,000     163,153
    86           163,153         8,973         167,232       163,153     105,000     167,232
    87           167,232         9,198         171,412       167,232     105,000     171,412
    88           171,412         9,428         175,698       171,412     105,000     175,698
    89           175,698         9,663         180,090       175,698     105,000     180,090
    90           180,090         9,905         184,592       180,090     105,000     184,592
----------------------------------------------------------------------------------------------

Lifetime Income Plus

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2006, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

The disclosure for Lifetime Income Plus in this section applies to contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications. For contracts issued prior to that date, please see the disclosure for Lifetime Income Plus in the following section.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE
WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $0 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

WITHDRAWAL BASE. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial premium payment received and is adjusted when any subsequent premium payment is received, as described in the "Premium Payments" provision.

PREMIUM PAYMENTS. Any premium payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent premium payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the premium payment, but the Rider Death Benefit will be increased only by 50% of the premium payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE AND/OR THE RIDER DEATH BENEFIT FOR ANY SUBSEQUENT PREMIUM PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional premium payments. For example, if you make premium payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the premium payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such premium payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making premium payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such premium payments; (ii) any such premium payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make premium payments that will not increase the Withdrawal Base and the Rider Death Benefit.

IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Home Office in a form acceptable to us.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

RESTORATION OR RESET OF THE BENEFIT

RESTORATION. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

RESET. For contracts issued on or after November 6, 2006. If all of the Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

         -------------------------------------------------------------
               RESTORE PROVISION               RESET PROVISION
         -------------------------------------------------------------
         You may restore on a contract  You may reset on a contract
         anniversary once during the    anniversary periodically
         life of this rider.            after your Benefit Date.
         -------------------------------------------------------------
         You must allocate all assets   You must allocate all assets
         to the prescribed Investment   to the prescribed Investment
         Strategy in effect as of the   Strategy available as of the
         last Benefit Date prior to     date of the reset.
         the reduction in benefits.
         -------------------------------------------------------------
         Your rider charge assessed     Your rider charge may
         will remain the same as the    increase, not to exceed an
         charge that was in effect as   annualized rate of 2.00% of
         of your last Benefit Date      assets in the Separate
         prior to the reduction in      Account, calculated on a
         benefits.                      daily basis.
         -------------------------------------------------------------
         Your Withdrawal Base will be   Your Withdrawal Base will be
         the lesser of the current      reset to equal your Contract
         Contract Value and your prior  Value as of the date you
         Withdrawal Base.               reset your benefit.
         -------------------------------------------------------------
         The Withdrawal Factor will be  The Withdrawal Factor will be
         restored to 100% of the        reset to 100% of the original
         original age Withdrawal        age Withdrawal Factor.
         Factor.
         -------------------------------------------------------------
         The Rider Death Benefit will   The Rider Death Benefit will
         be the lesser of Contract      be the lesser of Contract
         Value and total premium        Value and total premium
         payments less Gross            payments less Gross
         Withdrawals.                   Withdrawals.
         -------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

YOU MAY NOT USE THE RESTORE OR RESET PROVISION IF ANY ANNUITANT IS OLDER THAN AGE 85 ON THE CONTRACT ANNIVERSARY. WE RESERVE THE RIGHT TO LIMIT THE RESTORATION DATE TO A CONTRACT ANNIVERSARY ON OR AFTER THREE COMPLETE YEARS FROM THE BENEFIT DATE.

SYSTEMATIC RESETS. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE); AND
(III) IF YOUR CONTRACT RESTRICTS RESETS TO A FREQUENCY OF THREE YEARS, YOU WILL NOT BE ABLE TO AGAIN RESET YOUR BENEFIT FOR THREE YEARS. PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR WITHDRAWAL BASE.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are REDUCED. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT OR IF YOUR CONTRACT VALUE BECOMES ZERO, YOUR CONTRACT AND ALL RIDERS AND ENDORSEMENTS, INCLUDING THIS RIDER, WILL TERMINATE AND THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL ISSUE YOU A SUPPLEMENTAL CONTRACT. WE

     WILL CONTINUE TO PAY YOU THE WITHDRAWAL LIMIT UNTIL THE LAST DEATH OF AN ANNUITANT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED TO BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE RIDER DEATH BENEFIT WILL CONTINUE UNDER THE SUPPLEMENTAL CONTRACT. THE RIDER DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT MADE UNDER THE SUPPLEMENTAL CONTRACT. THE RIDER DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE LAST DEATH OF AN ANNUITANT.

RIDER DEATH BENEFIT. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial premium payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Premium payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent premium payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the premium payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Maturity Date. The rider may not be terminated prior to the Maturity Date. On the Maturity Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

DEATH PROVISIONS

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.


Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

EXAMPLES

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional premium payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $100,000        $5,500        $92,500       $100,000     $94,500
   66        92,500         5,500         85,150        100,000      89,000
   67        85,150         5,500         77,947        100,000      83,500
   68        77,947         5,500         70,888        100,000      78,000
   69        70,888         5,500         63,970        100,000      72,500
   70        63,970         5,500         57,191        100,000      67,000
   71        57,191         5,500         50,547        100,000      61,500
   72        50,547         5,500         44,036        100,000      56,000
   73        44,036         5,500         37,655        100,000      50,500
   74        37,655         5,500         31,402        100,000      45,000
   75        31,402         5,500         25,274        100,000      39,500
   76        25,274         5,500         19,244        100,000      34,000
   77        19,244         5,500         13,334        100,000      28,500
   78        13,334         5,500          7,542        100,000      23,000
   79         7,542         5,500          1,866        100,000      17,500
   80         1,866         5,500             --        100,000      12,000
   81            --         5,500             --        100,000       6,500
   82            --         5,500             --        100,000       1,000
   83            --         5,500             --        100,000          --
   84            --         5,500             --        100,000          --
   85            --         5,500             --        100,000          --
   86            --         5,500             --        100,000          --
   87            --         5,500             --        100,000          --
   88            --         5,500             --        100,000          --
   89            --         5,500             --        100,000          --
   --------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional premium payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base on every third contract anniversary; and

   (8) the owner dies upon reaching age 90.

                      WITHDRAWALS                     WITHDRAWAL     RIDER DEATH
    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -      BASE -        BENEFIT -
AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    BEGINNING OF YEAR END OF YEAR
--------------------------------------------------------------------------------
65      $100,000        $5,500        $102,500         $100,000        $94,500
66       102,500         5,638         105,063          102,500         88,863
67       105,063         5,778         107,689          105,063         83,084
68       107,689         5,923         110,381          107,689         77,161
69       110,381         6,071         113,141          110,381         71,090
70       113,141         6,223         115,969          113,141         64,867
71       115,969         6,378         118,869          115,969         58,489
72       118,869         6,538         121,840          118,869         51,951
73       121,840         6,701         124,886          121,840         45,250
74       124,886         6,869         128,008          124,886         38,381
75       128,008         7,040         131,209          128,008         31,341
76       131,209         7,216         134,489          131,209         24,124
77       134,489         7,397         137,851          134,489         16,728
78       137,851         7,582         141,297          137,851          9,146
79       141,297         7,771         144,830          141,297          1,374
80       144,830         7,966         148,451          144,830             --
81       148,451         8,165         152,162          148,451             --
82       152,162         8,369         155,966          152,162             --
83       155,966         8,578         159,865          155,966             --
84       159,865         8,793         163,862          159,865             --
85       163,862         9,012         167,958          163,862             --
86       167,958         9,238         172,157          167,958             --
87       172,157         9,469         176,461          172,157             --
88       176,461         9,705         180,873          176,461             --
89       180,873         9,948         185,394          180,873             --
--------------------------------------------------------------------------------

Lifetime Income Plus

FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2006, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

The disclosure for Lifetime Income Plus in this section applies to contracts prior to May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications. For contracts issued after that date, please see the disclosure for Lifetime Income Plus in the previous section.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus provides guaranteed withdrawals until the first death of an Annuitant, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the first death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "PREMIUM PAYMENTS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $0 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "PREMIUM PAYMENTS" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

WITHDRAWAL BASE. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal or the Valuation Day when the Contract Value is reduced to zero. Age will be determined as of the later of the Contract Date and the previous contract anniversary.

Your initial Withdrawal Base is equal to your initial premium payment received and is adjusted when any subsequent premium payment is received (see "Premium Payments" below). Your Withdrawal Base can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

DEATH PROVISIONS UNDER LIFETIME INCOME PLUS. This rider provides a death benefit equal to premium payments, MINUS Gross Withdrawals (the "Rider Death Benefit"). At the death of any Annuitant, a death benefit is payable under the contract. The death benefit payable is the greatest of (a), (b), and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Rider Death Benefit;

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid in accordance with the distribution rules under the contract. (See the "Distribution Rules When Death Occurs Before Income Payments Begin" in this prospectus.)

If the designated beneficiary is a surviving spouse whose age is at least 60 and not more than 85 on the date of the death of the first Annuitant, and such spouse elects to continue the contract as the new owner, this rider will continue. As of the first Valuation Day on which we have receipt of due proof of death and all required forms at our Home Office, the Withdrawal Base for the new owner will be the equal to the death benefit as calculated in the paragraph above.

The new Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the surviving spouse cannot or does not, continue the rider, or if the designated beneficiary is not a spouse, the rider and the rider charge will terminate on the next contract anniversary.

PREMIUM PAYMENTS. Any premium payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent premium payment will be added to the Withdrawal Base and the Rider Death Benefit.

Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

In addition, the Rider Death Benefit will be REDUCED by (a) MINUS (b), where:

   (a) is the Rider Death Benefit; and

   (b) is the Rider Death Benefit multiplied by 50%.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

If you have not allocated assets to a prescribed Investment Strategy, which consequently caused a reduction in your Withdrawal Factor and Rider Death Benefit and then you make a subsequent premium payment, only 50% of the subsequent premium payment will be added to the Withdrawal Base and the Rider Death Benefit.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE AND/OR THE RIDER DEATH BENEFIT FOR ANY SUBSEQUENT PREMIUM PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional premium payments. For example, if you make premium payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the premium payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such premium payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making premium payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such premium payments; (ii) any such premium payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make premium payments that will not increase the Withdrawal Base and the Rider Death Benefit.

RESTORATION OR RESET OF THE BENEFIT. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

You may also reset your Withdrawal Base to the Contract Value as of the contract anniversary, at least three years after your Benefit Date. We may assess an increased charge, not to exceed an annualized rate of 2.00% of your assets in the Separate Account.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

         -------------------------------------------------------------
               RESTORE PROVISION               RESET PROVISION
         -------------------------------------------------------------
         May only be restored one time  May be reset on any contract
         and must be restored on a      anniversary at least three
         contract anniversary           years after your Benefit Date
         -------------------------------------------------------------
         You must allocate all assets   You must allocate all assets
         to the prescribed Investment   to the prescribed Investment
         Strategy in effect as of the   Strategy available as of the
         last Benefit Date prior to     date of the reset
         the reduction in benefits
         -------------------------------------------------------------
         Your rider charge assessed     Your rider charge may
         will remain the same as the    increase, not to exceed an
         charge that was in effect as   annualized rate of 2.00% of
         of your last Benefit Date      assets in the Separate
         prior to the reduction in      Account, calculated on a
         benefits                       daily basis
         -------------------------------------------------------------
         Your Withdrawal Base will be   Your Withdrawal Base will be
         the lesser of the current      reset to equal your Contract
         Contract Value and your prior  Value as of the date you
         Withdrawal Base                reset your benefit
         -------------------------------------------------------------
         The Withdrawal Factor will be  The Withdrawal Factor will be
         restored to 100% of the        reset to 100% of the original
         original age Withdrawal Factor age Withdrawal Factor
         -------------------------------------------------------------
         The Rider Death Benefit will   The Rider Death Benefit will
         be the lesser of Contract      be the lesser of Contract
         Value and total premium        Value and total premium
         payments, less Gross           payments, less Gross
         Withdrawals                    Withdrawals
         -------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of a new Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit only once during the life of your contract.

YOU MAY NOT USE THE RESTORE OR RESET PROVISION IF ANY ANNUITANT IS AGE 86 OR OLDER ON THE CONTRACT ANNIVERSARY PRIOR TO THE RECEIPT OF THAT REQUEST. WE RESERVE THE RIGHT TO LIMIT THE NEXT AVAILABLE RESTORATION DATE TO A CONTRACT ANNIVERSARY ON OR AFTER THREE COMPLETE YEARS FROM THE BENEFIT DATE.

SYSTEMATIC RESETS. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE); AND
(III) YOU WILL NOT BE ABLE TO AGAIN RESET YOUR BENEFIT FOR THREE YEARS. PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR WITHDRAWAL BASE.

WITHDRAWALS. If a Gross Withdrawal, PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are REDUCED. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT YOUR CONTRACT, ALL RIDERS AND ENDORSEMENTS, INCLUDING THIS RIDER, WILL TERMINATE AND THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, THE CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL ISSUE YOU A SUPPLEMENTAL CONTRACT. WE WILL CONTINUE TO PAY YOU THE WITHDRAWAL LIMIT UNTIL

     THE FIRST DEATH OF AN ANNUITANT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED TO BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Maturity Date. On the Maturity Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

OWNERSHIP AND CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if name a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

SPOUSAL CONTINUATION

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.


Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

EXAMPLES

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional premium payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) until the Contract Value reduces to below $1,000, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $100,000        $5,000        $93,000       $100,000     $95,000
   66        93,000         5,000         86,140        100,000      90,000
   67        86,140         5,000         79,417        100,000      85,000
   68        79,417         5,000         72,829        100,000      80,000
   69        72,829         5,000         66,372        100,000      75,000
   70        66,372         5,000         60,045        100,000      70,000
   71        60,045         5,000         53,844        100,000      65,000
   72        53,844         5,000         47,767        100,000      60,000
   73        47,767         5,000         41,812        100,000      55,000
   74        41,812         5,000         35,975        100,000      50,000
   75        35,975         5,000         30,256        100,000      45,000
   76        30,256         5,000         24,626        100,000      40,000
   77        24,626         5,000         19,108        100,000      35,000
   78        19,108         5,000         13,701        100,000      30,000
   79        13,701         5,000          8,402        100,000      25,000
   80         8,402         5,000          3,209        100,000      20,000
   81         3,209         5,000             --        100,000      15,000
   82            --         5,000             --        100,000      10,000
   83            --         5,000             --        100,000       5,000
   84            --         5,000             --        100,000          --
   85            --         5,000             --        100,000          --
   86            --         5,000             --        100,000          --
   87            --         5,000             --        100,000          --
   88            --         5,000             --        100,000          --
   89            --         5,000             --        100,000          --
   --------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, premium the contract for $100,000;

   (2) the owner makes no additional premium payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) for the rest of the owner's life;

   (7) the owner dies upon reaching age 90; and

   (8) the Withdrawal Base is reset every three contract anniversaries.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $100,000        $ 5,000       $103,000      $100,000     $95,000
   66       103,000          5,150        106,090       100,000      89,850
   67       106,090          5,305        109,273       100,000      84,546
   68       109,273          5,464        112,551       109,273      79,082
   69       112,551          5,628        115,927       109,273      73,454
   70       115,927          5,796        119,405       109,273      67,658
   71       119,405          5,970        122,987       119,405      61,688
   72       122,987          6,149        126,677       119,405      55,538
   73       126,677          6,334        130,477       119,405      49,204
   74       130,477          6,524        134,392       130,477      42,681
   75       134,392          6,720        138,423       130,477      35,961
   76       138,423          6,921        142,576       130,477      29,040
   77       142,576          7,129        146,853       142,576      21,911
   78       146,853          7,343        151,259       142,576      14,568
   79       151,259          7,563        155,797       142,576       7,005
   80       155,797          7,790        160,471       155,797          --
   81       160,471          8,024        165,285       155,797          --
   82       165,285          8,264        170,243       155,797          --
   83       170,243          8,512        175,351       170,243          --
   84       175,351          8,768        180,611       170,243          --
   85       180,611          9,031        186,029       170,243          --
   86       186,029          9,301        191,610       186,029          --
   87       191,610          9,581        197,359       186,029          --
   88       197,359          9,868        203,279       186,029          --
   89       203,279         10,164        209,378       203,279          --
   --------------------------------------------------------------------------

Guaranteed Withdrawal Advantage

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount less than or equal to the Withdrawal Limit;

you will be eligible to receive total Gross Withdrawals at least equal to your protected amount, even if your Contract Value reduces to zero.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "SUBSEQUENT PREMIUM PAYMENTS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is equal to (a) multiplied by (b), where:

   (a) is the protected amount; and

   (b) is the Withdrawal Factor for the wait period.

The wait period is the number of completed months from the later of the Benefit Date and the Valuation Day of the most recent premium payment to the Valuation Day of the first withdrawal after that date.

PROTECTED AMOUNT. Your protected amount is used to calculate the Withdrawal Limit, which is the total amount you may withdraw in a Benefit Year without reducing the benefits provided under this rider. Your initial protected amount equals premium payments applied to the contract on the Contract Date. The protected amount does not change unless:

  .  an additional premium payment is applied to your protected amount; or

  .  you elect to reset the protected amount.

Your protected amount can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Your initial remaining amount is equal to your initial protected amount.

SUBSEQUENT PREMIUM PAYMENTS. Any additional premium payment applied to your contract will adjust your protected amount and remaining amount. If you have allocated assets in accordance with the prescribed Investment Strategy since the Benefit Date, the protected amount and remaining amount will be increased by the subsequent premium payment. Otherwise, both the protected amount and the remaining amount will be increased only by 50% of the premium payment.

IMPORTANT NOTE.  WE RESERVE THE RIGHT TO NOT ADJUST PROTECTED AMOUNTS AND
REMAINING AMOUNTS FOR ANY ADDITIONAL PREMIUM PAYMENTS.   As a result, it is
possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Guaranteed Withdrawal Advantage that would be associated with such additional premium payments. For example, if you make premium payments that are not included in the calculation of your protected amount and remaining amount, you will pay a higher rider charge to the extent that the premium payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such premium payments, you are less likely to realize any benefit under Guaranteed Withdrawal Advantage, because it is less likely that your Contract Value will be less than the protected amount or remaining amount, as the case may be. Before making premium payments that do not increase the protected amount and remaining amount, you should consider that: (i) the guaranteed amounts provided by the protected amount and remaining amount will not include such premium payments; (ii) any such premium payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make premium payments that will not increase the protected amount and remaining amount.

RESET. On any monthly anniversary after five complete years from your Benefit Date, you may elect to reset your benefit and to participate in the Investment Strategy available at that time, provided we receive written notice of your election at our Home Office. If you do, we will as of that reset date:

  .  reset the protected amount and remaining amount to equal your Contract
     Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

We reserve the right to limit the next available reset date to an anniversary on or after five complete years from the Benefit Date.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the remaining amount is reduced by the Gross Withdrawal.

If a Gross Withdrawal, PLUS all prior Gross Withdrawals in a Benefit Year, is in excess of the Withdrawal Limit, your remaining amount is reduced, causing a reduction in your total benefits provided under this rider. The new remaining amount equals the lesser of (a) and (b), where:

   (a) is the Contract Value after the Gross Withdrawal; and

   (b) is the prior remaining amount less the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

REDUCTION IN CONTRACT VALUE. Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, your contract and any other riders and endorsements will terminate and the following will occur:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATER OF THE REMAINING AMOUNT OR CONTRACT VALUE IN A LUMP SUM.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL ISSUE YOU A SUPPLEMENTAL CONTRACT. WE WILL CONTINUE TO PAY YOU THE WITHDRAWAL LIMIT UNTIL YOU HAVE RECEIVED THE GREATER OF THE REMAINING AMOUNT OR CONTRACT VALUE AS DETERMINED ON THE VALUATION DAY THE SUPPLEMENTAL CONTRACT WAS ISSUED. WE WILL MAKE PAYMENTS MONTHLY UNLESS AGREED OTHERWISE. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT RECEIVED WILL BE AT LEAST $100.

CONSIDERATIONS. While the rider is designed to provide guaranteed withdrawals, this benefit is only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

Guaranteed Withdrawal Advantage must be elected at application. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Maturity Date. On the Maturity Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

OWNERSHIP AND CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

SPOUSAL CONTINUATION

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.


Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

EXAMPLES

The following examples show how Guaranteed Withdrawal Advantage works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The first example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional premium payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes withdrawals equal to the Withdrawal Limit (which is $7,000, or 7% of the protected amount) beginning in each Benefit Year until the remaining amount is exhausted.

                      WITHDRAWALS
    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -    PROTECTED    REMAINING
    BEGINNING OF YEAR END OF YEAR   END OF YEAR        AMOUNT       AMOUNT
    ------------------------------------------------------------------------
        $100,000        $7,000        $91,000      $       100,000 $ 93,000
          91,000         7,000         82,180                        86,000
          82,180         7,000         73,536                        79,000
          73,536         7,000         65,066                        72,000
          65,066         7,000         56,764                        65,000
          56,764         7,000         48,629                        58,000
          48,629         7,000         40,656                        51,000
          40,656         7,000         32,843                        44,000
          32,843         7,000         25,186                        37,000
          25,186         7,000         17,658                        30,000
          17,658         7,000         10,280                        23,000
          10,280         7,000          3,049                        16,000
           3,049         7,000             --                         9,000
              --         7,000             --                         2,000
              --         2,000             --                            --
                                                    Total Received $100,000
    ------------------------------------------------------------------------

This next example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional premium payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes no withdrawals in the first five Benefit Years and then takes withdrawals equal to the Withdrawal Limit (which is $10,000, or 10% of the protected amount) beginning in the sixth Benefit Year until the remaining amount is exhausted.

                      WITHDRAWALS
    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -    PROTECTED    REMAINING
    BEGINNING OF YEAR END OF YEAR   END OF YEAR        AMOUNT       AMOUNT
    ------------------------------------------------------------------------
        $100,000        $    --       $98,000      $       100,000 $100,000
          98,000             --        96,040                       100,000
          96,040             --        94,119                       100,000
          94,119             --        92,237                       100,000
          92,237             --        90,392                       100,000
          90,392         10,000        78,584                        90,000
          78,584         10,000        67,013                        80,000
          67,013         10,000        55,672                        70,000
          55,672         10,000        44,559                        60,000
          44,559         10,000        33,668                        50,000
          33,668         10,000        22,969                        40,000
          22,969         10,000        12,485                        30,000
          12,485         10,000         2,210                        20,000
           2,210         10,000            --                        10,000
              --         10,000            --                            --
                                                    Total Received $100,000
    ------------------------------------------------------------------------

Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options

In order to receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must invest all premium payments and allocations in accordance with a prescribed Investment Strategy. Except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. EVEN IF YOUR BENEFIT IS
REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

The Investment Strategy for Guaranteed Withdrawal Advantage, Lifetime Income Plus and Lifetime Income Plus 2007 is discussed in this section. The Investment Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime Income Plus 2008" provision of this prospectus. The Investment Strategy for Lifetime Income Plus Solution is discussed above in the "Lifetime Income Plus Solution" provision of this prospectus.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PREMIUM PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY AND THE GUARANTEED AMOUNT AVAILABLE FOR WITHDRAWAL WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT. YOU MAY RESET YOUR BENEFIT ON THE NEXT AVAILABLE RESET DATE AS DESCRIBED IN THE "RESTORATION OR RESET OF THE BENEFIT" PROVISION FOR THE APPLICABLE GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER OPTION.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares (formerly, Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares;


       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund --Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or


       Oppenheimer Variable Account Funds -- Oppenheimer Capital Income Fund/VA -- Service Shares (formerly, Oppenheimer Balanced Fund/VA -- Service Shares);


       OR

   (2) owners may allocate assets to Asset Allocation Model C.

ANNUITY CROSS FUNDING PROGRAM

THE ANNUITY CROSS FUNDING PROGRAM IS NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER AUGUST 17, 2004.

This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a Scheduled Purchase Payment Variable Deferred Annuity issued by Genworth Life and Annuity Insurance Company. We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

WHAT IS THE ANNUITY CROSS FUNDING PROGRAM? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. Such withdrawals will reduce proportionally any death benefit available in this annuity. See the "Death Benefit" provision of this prospectus.

HOW DOES THE ANNUITY CROSS FUNDING PROGRAM WORK? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Maturity Date. The Maturity Date may be referred to as "Annuity Commencement Date" in the Scheduled Purchase Payment Variable Deferred Annuity.

There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of premium payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional premium payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.

THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY IS OFFERED BY A SEPARATE PROSPECTUS. Only variable annuity contracts issued by us or one of our affiliated companies and offered for use in an approved Annuity Cross Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred Annuity Contract is not offered by this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

ANNUITY CROSS FUNDING PROGRAM -- TAX TREATMENT OF THE ANNUITY CONTRACTS. Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for federal tax purposes only if this Funding Annuity and Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for federal tax purposes may be adversely affected if certain changes are made to either contract after issue. CHANGING THE MATURITY DATE FOR THIS FUNDING ANNUITY AND THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY ONCE A CROSS FUNDING PROGRAM HAS BEGUN MAY HAVE ADVERSE TAX CONSEQUENCES, AND YOU SHOULD CONSULT A TAX ADVISER BEFORE MAKING ANY SUCH CHANGE. IN ADDITION, CHANGING THE MATURITY DATE ON THIS FUNDING ANNUITY MAY CAUSE YOU TO LOSE YOUR RIGHTS TO GUARANTEED MINIMUM INCOME PAYMENTS UNDER THE TERMS OF THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT.

BOTH CONTRACTS MUST HAVE THE SAME OWNER, JOINT OWNER IF ANY, ANNUITANT, AND JOINT ANNUITANT, IF ANY. THE BENEFICIARIES NEED NOT BE THE SAME. CHANGING ANY OWNER, ANY ANNUITANT, OR BENEFICIARY MAY HAVE ADVERSE TAX CONSEQUENCES. YOU SHOULD CONSULT A TAX ADVISER BEFORE MAKING SUCH A CHANGE.

This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. YOU MAY CHOOSE TO RETURN EITHER THIS FUNDING ANNUITY, THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY, OR BOTH CONTRACTS IN ACCORDANCE WITH THE APPLICABLE RETURN PRIVILEGE. RETURNING EITHER THIS FUNDING ANNUITY OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY IN ACCORDANCE WITH THE APPLICABLE RETURN PRIVILEGE WITHOUT ALSO RETURNING THE OTHER CONTRACT MAY RESULT IN ADVERSE TAX CONSEQUENCES AND YOU SHOULD CONSULT A TAX ADVISER BEFORE RETURNING ONLY ONE CONTRACT.

Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to this Funding Annuity are not permitted. Amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial or total or surrender from the Scheduled Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity are higher than those applicable to such amounts had they remained invested in this Funding Annuity since this Funding Annuity has no surrender charges; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

If you request a partial or total or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial surrender or total surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges, if applicable, as well as any other applicable charges will be assessed according to the provisions of the contract from which the partial or total surrender is made and as disclosed in the prospectus for that contract. YOU SHOULD BE AWARE THAT THE TAX TREATMENT OF PARTIAL SURRENDERS OR TOTAL SURRENDERS FROM EITHER THIS FUNDING ANNUITY OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT WILL BE AFFECTED BY PARTIAL SURRENDERS OR TOTAL SURRENDERS AS WELL AS GAINS OR LOSSES WITH RESPECT TO THE OTHER CONTRACT. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING PARTIAL OR TOTAL SURRENDERS FROM THIS FUNDING ANNUITY OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY WHILE PARTICIPATING IN AN ANNUITY CROSS FUNDING PROGRAM.

DEATH BENEFITS WILL BE CALCULATED AND PAID SEPARATELY IN ACCORDANCE WITH THE PROVISIONS OF THIS FUNDING ANNUITY OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY AS THE CASE MAY BE, AND AS DISCLOSED IN THE PROSPECTUS FOR THE RESPECTIVE CONTRACT.

Income payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such income payments. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING INCOME PAYMENTS TO START UNDER THIS FUNDING ANNUITY AND/OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT AND BEFORE COMMUTING ANY SUCH INCOME PAYMENTS BEFORE THE PAYMENT DATE FOR SUCH PAYMENT.

THIS DISCUSSION OF THE ANNUITY CROSS FUNDING PROGRAM DOES NOT ATTEMPT TO ADDRESS THE TAX AND OTHER TREATMENT OF EVERY TRANSACTION THAT COULD BE EFFECTED UNDER THIS FUNDING ANNUITY OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT IN CONNECTION WITH AN ANNUITY CROSS FUNDING PROGRAM. YOU SHOULD CONSULT A TAX ADVISER BEFORE YOU PURCHASE THIS CONTRACT AND/OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT IN CONNECTION WITH AN ANNUITY CROSS FUNDING PROGRAM.

DEATH OF OWNER AND/OR ANNUITANT

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2003, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING PROVISIONS APPLY:

DISTRIBUTION PROVISIONS UPON DEATH OF OWNER OR JOINT OWNER

In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are described in the provision below.

If any owner or joint owner, who is not also an Annuitant or Joint Annuitant, dies prior to the Maturity Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day we receive the request for surrender or choice of applicable payment choice, due proof of death and any required forms at our Home Office.

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE THE MATURITY DATE

If any Annuitant dies before the Maturity Date, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Annual Step-Up Death Benefit Rider Option;

   (3) the 5% Rollup Death Benefit Rider Option;

   (4) the Earnings Protector Death Benefit Rider Option; and

   (5) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and must be elected at the time of application. The 5% Rollup Death Benefit Rider Option and the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution. You may elect the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, elect the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be elected with any other death benefit rider.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract was issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

BASIC DEATH BENEFIT

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) premium payments adjusted for any partial surrenders and any applicable premium taxes as of the Valuation Day we receive due proof of death and all required forms at our Home Office; and

   (b) the Contract Value on the Valuation Day upon receipt of due proof of death and all required forms at our Home Office.

Partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program or partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the death benefit proportionally by the same percentage that the partial surrender (including any premium taxes assessed) reduces the Contract Value.

Please see Appendix A for an example of the Basic Death Benefit Calculation.

ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

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The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age
80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial premium payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date plus premium payments made since the last reset date, adjusted for any partial surrenders made and premium taxes paid since the last reset date.

Partial surrenders (including any partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program or partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial surrender (including any premium taxes assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial premium payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus premium payments made since the last reset date, adjusted for any partial surrenders made and premium taxes paid since the last reset date.

Partial surrenders (including any partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program or partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial surrender (including any premium taxes assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Option Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Option Rider may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

5% ROLLUP DEATH BENEFIT RIDER OPTION

The 5% Rollup Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the 5% Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the 5% Rollup Death Benefit Rider Option described below.

The 5% Rollup Death Benefit Rider Option is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The 5% Rollup Death Benefit on the Contract Date is the initial premium payment. At the end of each Valuation Period after the Contract Date, the 5% Rollup Death Benefit is equal to the lesser of (a) and (b) where:

   (a) is 200% of premium payments; and

   (b) is the Rollup Death Benefit at the end of the last Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, PLUS premium payments made during the current Valuation Period and adjusted for any partial surrenders and premium taxes paid during the current Valuation Period.

Partial surrenders taken each contract year (including any partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program), up to 5% of premium

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payments, calculated at the time of the partial surrender, reduce the 5% Rollup
Death Benefit by the same amount that the partial surrender, (including any premium taxes assessed), reduces the Contract Value. If partial surrenders greater than 5% of premium payments are made in any contract year, the 5%
Rollup Death Benefit is reduced proportionally for that partial surrender and all future partial surrenders by the same percentage that the partial surrender, including any premium taxes paid, reduces the Contract Value.

Timing of partial surrenders may have unintended consequences to your 5% Rollup Death Benefit. This benefit increases daily at a compounded rate of 5%. Because of this, any partial surrenders in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of premium payments, will reduce the death benefit amount below the value at the start of the contract year.

You may only elect the 5% Rollup Death Benefit Option Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The 5% Rollup Death Benefit Option Rider may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider Option.

EARNINGS PROTECTOR DEATH BENEFIT RIDER OPTION

The Earnings Protector Death Benefit Rider adds an extra feature to your death benefit. The Earnings Protector Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The following is the Earnings Protector Death Benefit if all Annuitant(s) are age 70 or younger on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 40% of earnings which are defined as (a) MINUS (b) where:

   (a) is the Contract Value as of the first Valuation Day we receive due proof of death and all required forms at our Home Office; and

   (b) is the sum of all premium payments paid and not previously surrendered as of the first Valuation Day we receive due proof of death and all required forms at our Home Office.

The Earnings Protector Death Benefit cannot exceed 70% of premium payments adjusted for partial surrenders (including partial surrenders taken immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program or including partial surrenders taken pursuant to the terms of Guaranteed Withdrawal Advantage). Premium payments, other than the initial premium payment, paid within 12 months of the date of the Annuitant's (or Joint Annuitant's, if applicable) death, are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

The following is the Earnings Protector Death Benefit if any Annuitant is older than age 70 on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) MINUS (b) where:

   (a) is the Contract Value as of the first Valuation Day we receive due proof of death and all required forms at our Home Office; and

   (b) is the sum of all premium payments paid and not previously surrendered as of the first Valuation Day we receive due proof of death and all required forms at our Home Office.

The Earnings Protector Death Benefit cannot exceed 40% of premium payments paid as adjusted for partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program or including partial surrenders taken pursuant to the terms of Guaranteed Withdrawal Advantage). Premium payments, other than the initial premium payment, paid within 12 months of the date of the Annuitant's (or Joint Annuitant's, if applicable) death, are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

Under both age scenarios listed above, partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) are taken first from gain and then from premium payments paid. For purposes of this rider, gain is calculated as (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial surrender or total surrender request;

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   (b) is the total of any partial surrenders;

   (c) is the total of premium payments paid; and

   (d) is the total of any gain previously surrendered.

You may only elect the Earnings Protector Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Earnings Protector Death Benefit Rider Option.

There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider Option. These include:

  . The Earnings Protector Death Benefit Rider Option does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your premium payments paid and not previously surrendered may result in no additional amount being payable.

  . Once you purchase the Earnings Protector Death Benefit Rider Option, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider Option.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Protector Death Benefit Rider Option, as well as the other aspects of the contract.

THE EARNINGS PROTECTOR AND GREATER OF ANNUAL STEP-UP AND 5% ROLLUP DEATH BENEFIT RIDER OPTION

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option combines the Greater of the Annual Step-Up and 5% Rollup Death Benefit Rider Option plus the Earnings Protector Death Benefit Rider Option. Under this rider option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greatest of:

  .  the Basic Death Benefit described above;

  .  the Annual Step-Up Death Benefit Rider Option described above; and

  .  the 5% Rollup Death Benefit Rider Option described above; PLUS

  .  the Earnings Protector Death Benefit Rider Option described above.

You may only elect the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

TERMINATION OF DEATH BENEFIT RIDER OPTIONS WHEN CONTRACT ASSIGNED OR SOLD

Your death benefit rider options will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.

HOW TO CLAIM PROCEEDS AND/OR DEATH BENEFIT PAYMENTS

At the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant (if any owner or joint owner is a non-natural entity).

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For

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purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).


We should be notified immediately by telephone or in writing upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that any notification of death given by telephone be immediately followed by written notification. Upon notification, no additional premium payments will be accepted (unless the designated beneficiary is the spouse of the deceased and that spousal beneficiary has elected to continue the contract). Upon such notification of death, we will transfer all assets in the Separate Account to the Goldman Sachs Variable Insurance Trust -- Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.


PAYMENT CHOICES. The designated beneficiary may elect the form in which the proceeds will be paid from the following payment choices (and if no election is made, the default payment choice described below will apply):

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amounts will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or to his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan 1 or 2 as described in the "Optional Payment Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy;

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below;

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision; or

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, payments will be made over a period of five years following the date of death.

STRETCH PAYMENT CHOICES

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

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  .  The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

SPENDTHRIFT PROVISION. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

DISTRIBUTION RULES

When Death Occurs Before the Maturity Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules also apply where federal tax law does not provide alternative distribution rules. These rules do not apply to Qualified Contracts and, if alternative distribution rules apply, contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities.

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For Qualified Contracts, the required minimum distribution provisions of the
Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. See the "Tax Matters" provision of this prospectus.

If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or Joint Annuitant, the surviving spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract with the proportion allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 is elected (within 60 days following receipt of due proof of death and all required forms at our Home Office), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no Joint Annuitant, the Owner will become the new sole Annuitant. If there is a Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.

When Death Occurs On or After the Maturity Date

On or after the Maturity Date, if an owner, joint owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

DEATH OF OWNER AND/OR ANNUITANT

FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2003, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING PROVISIONS APPLY:

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE THE MATURITY DATE

If the Annuitant dies before the Maturity Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary (as defined below) is the death benefit. (This death benefit may be referred to as the "Annual EstateProtector/SM/" in our marketing materials.) Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract was issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 15, 2001, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, BUT PRIOR TO MAY 1, 2003, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS THE BASIC DEATH BENEFIT WILL BE AS FOLLOWS:

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the death benefit will be equal to the greater of:

   (1) the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders.

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If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders taken since the applicable contract anniversary.

   (2) the Contract Value as of the date we receive due proof of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders.

If the Annuitant is age 81 or older on the date the contract is issued, the death benefit will be equal to the greater of:

   (1) the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to partial surrenders.

We will adjust the death benefit for partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial surrender reduces your Contract Value. Premium tax may be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

FOR CONTRACTS ISSUED PRIOR TO MAY 15, 2001, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE BASIC DEATH BENEFIT WILL BE AS FOLLOWS:

The death benefit equals the sum of (a) and (b) where:

   (a) the Contract Value as of the date we receive due proof of death; and

   (b) is the excess, if any, of the unadjusted death benefit as of the date of the Annuitant's death over the Contract Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted death benefit varies based on the Annuitant's age at the time we issued the contract and on the Annuitant's age at the time of death.

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) the Contract Value as of the date of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders.

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

The sum of (a) and (b) above is reduced for an adjustment for any partial surrenders taken since the applicable contract anniversary.

   (2) the Contract Value as of the date of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders.

If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the greater of:

   (1) the Contract Value as of the date of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders.

We will adjust the death benefit for partial surrenders in the same proportion as the percentage that the partial surrender reduces your Contract Value. Premium tax may be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

OPTIONAL ENHANCED DEATH BENEFIT

The Optional Enhanced Death Benefit (which may be referred to as "Earnings Protector" in our marketing materials) adds an extra feature to our Basic Death Benefit.

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You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is equal to an annual rate of 0.20% of the average of:

   (1) the Contract Value at the beginning of the previous contract year; and

   (2) the Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of the average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charges for the Optional Enhanced Death Benefit" provision.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant(s) cannot be older than age 75 at the time of issue unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant(s) at issue. Your Optional Enhanced Death Benefit will never be less than zero.

If all Annuitant(s) are age 70 or younger at the time the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) MINUS (b), where:

   (a) is your Contract Value as of the date we receive due proof of death; and

   (b) premiums paid, not previously surrendered.

This death benefit cannot exceed 70% of premiums adjusted for any partial surrenders. Premium payments, other than the initial premium, paid within 12 months of death are not included in this calculation.

If all Annuitant(s) are older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) MINUS (b), where:

   (a) is your Contract Value on the date we receive due proof of death; and

   (b) premiums paid, not previously surrendered.

This death benefit cannot exceed 40% of premiums paid adjusted for partial surrenders. Premium payments, other than the initial premium, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) first from gain and then from premiums paid. For purposes of this benefit, we calculate gain as (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero where:

   (a) is your Contract Value on the date we receive your partial surrender request;

   (b) is the total of all partial surrenders, previously taken;

   (c) is the total of premiums paid; and

   (d) is the total of any gain previously surrendered.

Please refer to Appendix A for an example of the Optional Enhanced Death Benefit calculation.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that any amounts under rider will become payable at death. Market declines resulting in your Contract Value being less than your premiums paid and not previously surrendered may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we still will assess the charge for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contracts.

WHEN WE CALCULATE THE DEATH BENEFIT

We will calculate the Basic Death Benefit and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary(ies), assets will remain allocated to the Subaccounts and/or the Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN OWNER, JOINT OWNER, OR ANNUITANT BEFORE THE MATURITY DATE

In certain circumstances, federal tax law requires that distributions be made under this contract upon the first death of:

  .  an owner or joint owner; or

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  .  the Annuitant or Joint Annuitant (if any owner is a non-natural entity).

The discussion below describes the methods available for distributing the value of the contract upon death.

At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owners;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

The designated beneficiary will then be treated as the sole owner of the contract. If there is more than one designated beneficiary, each one will be treated separately in applying the tax law's rules described below.

DISTRIBUTION RULES: Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account (if available) using the premium payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if any owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

      (1) receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

      (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2 (for a period of 5 or more years.) The first monthly income benefit payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy; or

      (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below.

STRETCH PAYMENT CHOICES

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to

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receive the annual payment on the distribution date equal to the Minimum Annual
Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death.

Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum payment any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

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Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

SPENDTHRIFT PROVISION.   An owner may, by providing written notice to our Home
Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

AMOUNT OF THE PROCEEDS: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                             AMOUNT OF
     PERSON WHO DIED        PROCEEDS PAID
-------------------------------------------
Owner or Joint Owner       Surrender Value
(who is not an Annuitant)
-------------------------------------------
Owner or Joint Owner       Death Benefit
(who is an Annuitant)
-------------------------------------------
Annuitant                  Death Benefit
-------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF AN OWNER, JOINT OWNER, OR ANNUITANT ON OR AFTER THE MATURITY DATE

On or after the Maturity Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision of the contract.

INCOME PAYMENTS

The Maturity Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. (If Guaranteed Income Advantage or one of the Payment Protection Rider Options is elected, income payments may begin on a different date under the terms of the rider. See the "Guaranteed Income Advantage" and the "Payment Protection Rider Options" sections of this provision.) The Maturity Date must be a date at least thirteen months from the date the contract is issued, unless you have elected Payment Optimizer Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract.

The owner selects the contract's initial Maturity Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Maturity Date in one-year increments, so long as the new Maturity Date is not a date beyond the latest permitted Maturity Date. The latest Maturity Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Maturity Date at any time and without prior notice. Any consent for a new Maturity Date will be provided on a non-discriminatory basis.

An owner may request to change the Maturity Date by sending written notice to our Home Office prior to the Maturity Date then in effect. If you change the Maturity Date, the Maturity Date will mean the new Maturity Date selected, provided such Maturity Date is not a date beyond the latest permitted Maturity Date. If income payments have not commenced upon reaching the latest permitted Maturity Date, we will begin making payments to the named payee. In this circumstance: (i) if Guaranteed Withdrawal Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; (ii) if Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; (iii) if Guaranteed Income Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; or (iv) if one of the Payment Protection Rider Options applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Maturity Date these riders do not apply, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

A Maturity Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

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We will pay a monthly income benefit to the owner beginning on the Maturity
Date, provided the Annuitant(s) is still living. Unless you have elected one of the Payment Protection Rider Options, we will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 years certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. If you elected one of the Payment Protection Rider Options, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Maturity Date in a lump sum in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the surviving Annuitant under the Joint Life and Survivor Income with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount paid to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant(s)' settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant(s) or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts measured between the day that the last payment was made, and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts measured between the day that the last payment was made, and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually, or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

   (1) the Surrender Value on the Valuation Day immediately preceding your Maturity Date;

   (2) the settlement age on the Maturity Date, and if applicable, the gender of the Annuitant(s);

   (3) the specific payment plan you choose; and

   (4) if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

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OPTIONAL PAYMENT PLANS

The following Optional Payment Plans are available under the contract, unless you have fully annuitized under Guaranteed Income Advantage or one of the Payment Protection Rider Options:

   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- INCOME FOR A FIXED PERIOD. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 3 -- INCOME OF A DEFINITE AMOUNT. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 4 -- INTEREST INCOME. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   OPTIONAL PAYMENT PLAN 5 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for monthly payments to be made to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 6 -- FIXED INCOME FOR LIFE. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Maturity Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 5 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If a request for redemption is received for Optional Payment Plans 2, 3 or 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Maturity Date, multiplied by the monthly payment rate for the payment plan you choose (at an assumed

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interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Maturity Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Maturity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Maturity Date.

Following the Maturity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one PLUS the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

If you have elected Payment Optimizer Plus, the assumed interest rate will be 4% and the assumed interest rate factor in (b) will equal .99989255 raised to a power equal to the number of days in the Valuation Period.

TRANSFERS AFTER THE MATURITY DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments once each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. Transfers may not be made if income payments are being received pursuant to the terms of Guaranteed Income Advantage. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. We reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

For contracts issued prior to May 1, 2003, we do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

GUARANTEED INCOME ADVANTAGE

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Maturity Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. There is an extra charge for this rider.

You may not allocate premium payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers. As discussed in the "Scheduled Transfers" section below, for contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of their due date. In other words, for these contracts, you will have the ability to "pre-pay" transfers into the GIS Subaccount(s).

Guaranteed Income Advantage may not be available in all states or in all markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a

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maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

Scheduled Transfers

The first scheduled transfer is made to the GIS Subaccount(s) as of the effective date of the segment. Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Maturity Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.

Only scheduled transfers can be made into the GIS Subaccount(s). Premium payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s).

There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

Partial Surrenders and Transfers

You may take a partial surrender or make transfers from the GIS Subaccount(s) at any time prior to the earlier of the Income Start Date or the Maturity Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, except for the annual contract maintenance charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as partial surrenders for purposes of calculating the guaranteed income floor and scheduled transfers made.

Once you take a partial surrender or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount partially surrendered or transferred by using a recalculation of scheduled transfers made as described below. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, after such partial surrender or transfer, the number of scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the number of scheduled transfers made prior to such partial surrender or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such partial surrender or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such partial surrender or transfer.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, after such partial surrender or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the scheduled transfers made prior to such partial surrender or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such partial surrender or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such partial surrender or transfer.

Unless you instruct otherwise, partial surrenders will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS Subaccount(s). These deductions will be taken on a prorata basis. Partial surrenders will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

Transfers from the GIS Subaccount(s) will be subject to the provisions stated in the "Transfers" provision of this prospectus.

Monthly Income

You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year Period

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Certain plan. For Joint Annuitants, monthly income will be based on a Joint
Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See "Optional Payment Plans" in the "Income Payments" provision of this prospectus for additional information on available payment options.

Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you.

Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

How Income Payments are Calculated

INITIAL INCOME
PAYMENT. The initial annual income amount under any applicable payment plan is calculated by taking (a) multiplied by (b), divided by (c), where:

   (a) is the annual income rate per $1,000 in the contract for the income payment plan elected and the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;

   (b) is the value in the applicable GIS Subaccount(s) as of the Income Start Date, less any applicable premium tax; and

   (c) is $1,000.

Income rates, for purposes of Guaranteed Income Advantage, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b) multiplied by (c), where:

   (a) is the scheduled transfer;

   (b) is the guaranteed annual income factor divided by 12; and

   (c) is the number of scheduled transfers made, adjusted for partial surrenders and transfers.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b), where:

   (a) is the scheduled transfers made into the GIS Subaccount(s), adjusted for partial surrenders and transfers; and

   (b) is the guaranteed annual income factor divided by 12.

SUBSEQUENT INCOME PAYMENTS. Subsequent income payments are determined by Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial amount.

For contracts issued prior to April 29, 2005 or prior to the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units is determined by dividing the dollar amount of the initial annual income amount by the Annuity Unit values as of the Income Start Date. Your number of Annuity Units under a particular segment remains fixed. The dollar amount of each subsequent annual income amount is determined by multiplying your number of Annuity Units by the Annuity Unit value as of the Valuation Day each annuity year begins.

For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a

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


particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed income floor minus 12 multiplied by the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed income floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b) where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.

On the Maturity Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

Death Provisions

The following provisions apply to any and all segments with regard to the death of any Annuitant.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS BEFORE INCOME START DATE AND
MATURITY DATE.   For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

   (1) Upon notification of death:


      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Goldman Sachs Variable Insurance Trust -- Money Market Fund; and


      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit under the contract will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

   (1) Upon notification of death:


      (a) the value of all Subaccounts, including the GIS Subaccount(s), will be transferred to the Goldman Sachs Variable Insurance Trust -- Money Market Fund; and


      (b) all existing segments will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) we will allocate the death benefit under the contract on a prorata basis to the investment options in which assets are then allocated; and

      (b) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS ON OR AFTER INCOME START DATE AND
BEFORE MATURITY DATE.   If any Annuitant dies on the Income Start Date, the
death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

If any Annuitant dies after the Income Start Date but before the Maturity Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

   (a) is the commuted value of the remaining period certain of the guaranteed income floor; and

   (b) is the commuted value of the remaining period certain of the annual income amount.

Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units

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


were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

   (1) Upon notification of death:


      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Goldman Sachs Variable Insurance Trust -- Money Market Fund; and


      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

   (1) Upon notification of death;


      (a) all value of the Subaccounts will be transferred to the Goldman Sachs Variable Insurance Trust -- Money Market Fund; and


      (b) all existing segments not past the Income Start Date will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) any segment past its Income Start Date will continue any remaining period certain payments; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

The surviving spouse will become the named designated Annuitant.

Other Contract Charges

Any rider and contract charges not taken on a daily basis will first be deducted on a prorata basis from all Subaccounts, excluding the GIS Subaccount(s). For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted prorata from the GIS subaccount(s) in the oldest segment(s) that have not reached their Income Start Date(s). For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted from the GIS Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. For these contracts, except for the annual contract maintenance charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as partial surrenders for purposes of calculating the guaranteed income floor and scheduled transfers made.

Termination of Rider

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless the Annuitant and any Joint Annuitant are eligible to buy a segment on that date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.

Ownership and Change of Ownership


On the date that the contract is assigned or sold, unless under an involuntary assignment effected by legal process, all amounts in the GIS Subaccount(s) will be transferred to the Goldman Sachs Variable Insurance Trust -- Money Market Fund.


If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

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For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant;

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

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


Examples

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional premium payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (5) the owner makes scheduled transfers of $800 at the first of every month (for a total of $9,600 per year) for 10 years; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                          VALUE OF                          GUARANTEED
       VALUE OF              VALUE OF       GIS                VALUE OF GIS  MINIMUM
     SUBACCOUNTS  SCHEDULED SUBACCOUNTS  SUBACCOUNT  SCHEDULED  SUBACCOUNT    ANNUAL
     AT BEGINNING TRANSFERS   AT END    AT BEGINNING TRANSFERS    AT END     PAYMENT
YEAR   OF YEAR      MADE      OF YEAR     OF YEAR      MADE      OF YEAR     ACCRUED
--------------------------------------------------------------------------------------
  1    $96,000     $9,600     $90,942     $      0    $9,600     $  9,858     $  949
  2     90,942      9,600      85,631        9,858     9,600       20,209      1,899
  3     85,631      9,600      80,054       20,209     9,600       31,078      2,848
  4     80,054      9,600      74,199       31,078     9,600       42,489      3,798
  5     74,199      9,600      68,051       42,489     9,600       54,472      4,747
  6     68,051      9,600      61,596       54,472     9,600       67,054      5,697
  7     61,596      9,600      54,817       67,054     9,600       80,264      6,646
  8     54,817      9,600      47,700       80,264     9,600       94,136      7,595
  9     47,700      9,600      40,227       94,136     9,600      108,701      8,545
 10     40,227      9,600      32,380      108,701     9,600      123,994      9,494
--------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    ADJUSTMENT
     CALCULATED GUARANTEED PAYMENT   ACCOUNT
YEAR  PAYMENT    PAYMENT   TO OWNER  BALANCE
----------------------------------------------
 11   $ 9,502     $9,494   $ 9,502      $0
 12     9,639      9,494     9,639       0
 13     9,779      9,494     9,779       0
 14     9,921      9,494     9,921       0
 15    10,065      9,494    10,065       0
 16    10,210      9,494    10,210       0
 17    10,358      9,494    10,358       0
 18    10,509      9,494    10,509       0
 19    10,661      9,494    10,661       0
 20    10,815      9,494    10,815       0
----------------------------------------------

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


FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF APRIL 29, 2005, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING EXAMPLE ALSO APPLIES:

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional premium payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (5) the owner transfers the entire $96,000 into the GIS Subaccount at the beginning of year 1; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                          VALUE OF                          GUARANTEED
       VALUE OF              VALUE OF       GIS                VALUE OF GIS  MINIMUM
     SUBACCOUNTS  SCHEDULED SUBACCOUNTS  SUBACCOUNT  SCHEDULED  SUBACCOUNT    ANNUAL
     AT BEGINNING TRANSFERS   AT END    AT BEGINNING TRANSFERS    AT END     PAYMENT
YEAR   OF YEAR      MADE      OF YEAR     OF YEAR      MADE      OF YEAR     ACCRUED
--------------------------------------------------------------------------------------
  1    $96,000     $96,000      $0        $      0    $96,000    $100,800     $9,494
  2          0           0       0         100,800          0     105,840      9,494
  3          0           0       0         105,840          0     111,132      9,494
  4          0           0       0         111,132          0     116,689      9,494
  5          0           0       0         116,689          0     122,523      9,494
  6          0           0       0         122,523          0     128,649      9,494
  7          0           0       0         128,649          0     135,082      9,494
  8          0           0       0         135,082          0     141,836      9,494
  9          0           0       0         141,836          0     148,928      9,494
 10          0           0       0         148,928          0     156,374      9,494
--------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                      ADJUSTMENT
     CALCULATED GUARANTEED PAYMENT TO  ACCOUNT
YEAR  PAYMENT    PAYMENT     OWNER     BALANCE
------------------------------------------------
 11   $11,983     $9,494    $11,983       $0
 12    12,157      9,494     12,157        0
 13    12,333      9,494     12,333        0
 14    12,512      9,494     12,512        0
 15    12,693      9,494     12,693        0
 16    12,877      9,494     12,877        0
 17    13,063      9,494     13,063        0
 18    13,253      9,494     13,253        0
 19    13,445      9,494     13,445        0
 20    13,640      9,494     13,640        0
------------------------------------------------

Tax Treatment of Guaranteed Income Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if you have elected to have monthly income payments paid to you and subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If you have elected to have monthly income payments paid to you, you should consult a tax adviser before changing that election.

Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Maturity Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Maturity Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Guaranteed Income Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial surrenders and income payments, see the "Tax Matters" provision below.

PAYMENT PROTECTION RIDER OPTIONS

Two Payment Protection Rider Options are discussed in this prospectus: Payment Optimizer Plus and Principal Protection Advantage. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007. These Payment Protection Rider Options are discussed in separate sections below. There is an extra charge for each of the Payment Protection Rider Options.

Payment Optimizer Plus

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of premium payments you make to your contract. Under the rider, you will receive a series of monthly income payments determined on the Maturity Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your premium payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. Under the rider, you also may request to terminate your contract and rider at any time after the Maturity Date and receive the commuted value of your income payments, minus a commutation charge, in a lump sum, so long as the termination is after the right to cancel period under your contract. These and other features of the rider are more fully discussed below.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

This rider may not be available in all states or in all markets. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect this rider, you must do so at the time of application.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

INVESTMENT STRATEGY

In order to receive the full benefit provided by this rider, you must invest all premium payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. EVEN IF YOUR BENEFIT IS REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment

Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.


For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance
Trust -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts" and "Asset Allocation Program" and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance
Trust -- Money Market Fund.


Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PREMIUM PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, AND YOUR BENEFIT BASE WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AIM Variable Insurance Funds (Invesco Variable Insurance
       Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares (formerly, Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares);


       AllianceBernstein Variable Products Series Fund,
       Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds -- Oppenheimer Capital Income Fund/VA -- Service Shares (formerly, Oppenheimer Balanced
       Fund/VA -- Service Shares);


       OR

   (2) owners may allocate assets to Asset Allocation Model C.


Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.


If, on the Maturity Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Maturity Date, this adjustment does not apply.


On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund.


WE WILL NOT REDUCE YOUR BENEFIT BASE OR INCOME BASE IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

BENEFIT BASE AND INCOME BASE

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all premium payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional premium payments applied will be added to the benefit base as of the prior Valuation Day.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO EXCLUDE ADDITIONAL PREMIUM PAYMENTS FROM BEING APPLIED TO THE BENEFIT BASE. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional premium payments. For example, since your benefit base would not be increased for such subsequent premium payments, the monthly income payments associated with such premium payments would not have a guaranteed payment floor and such premium payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make premium payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the premium payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such premium payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making premium payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such premium payments; (ii) any such premium payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make premium payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional premium payments applied will increase the benefit base on the prior Valuation Day by 50% of the premium payment.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional premium payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Maturity Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Maturity Date will be processed before benefit base is converted to income base.

RESET OF BENEFIT BASE.   If all of the Annuitants are ages 50 through 85, you
may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Maturity Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Maturity Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

SYSTEMATIC RESETS. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE BENEFIT BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR BENEFIT BASE.

MONTHLY INCOME. The Maturity Date under this rider may be any Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Maturity Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Maturity Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Maturity Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Maturity Date or on the annual anniversary of the Maturity Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

HOW INCOME PAYMENTS ARE CALCULATED

GUARANTEED PAYMENT FLOOR. The guaranteed payment floor is the guaranteed amount of each monthly income. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Maturity Date (as specified in the contract); and

   (c) is 12.

For purposes of this rider, the benefits provided under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

INITIAL MONTHLY INCOME. The initial monthly income is the greater of the level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Maturity Date and the income base as of the Maturity Date; and

   (b) is the Contract Value on the Valuation Day prior to the Maturity Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Maturity Date, and your Contract Value on the Maturity Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your premium payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           YEAR PAYMENTS BEGIN  MAXIMUM
                           --------------------   AGE
                           AFTER    PRIOR TO   ADJUSTMENT
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15

On the Maturity Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Maturity Date and the contract will terminate on the Maturity Date.

SUBSEQUENT MONTHLY INCOME. Subsequent annual income amounts are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Maturity Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Maturity Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Maturity Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Maturity Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, minus 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, minus 12 multiplied by the subsequent level income amount for the current annuity year.

COMMUTATION PROVISION

After the Maturity Date, you may request to terminate your contract and this rider. If the right to cancel period as defined under the contract has ended, you will receive the commuted value of your income payments in a lump sum, calculated as described below (the "commutation value"). After this lump sum payment, income payments will end.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

COMMUTATION VALUE. The commutation value will be the lesser of (a) and (b) but not less than zero, where:

   (a) is (i) minus (ii), where:

      (i) is the income base less any premium tax; and

     (ii) is the sum of all monthly income paid;

   (b) is (i) minus (ii) plus (iii), where:

      (i) is the commutation base, which is described below, less any premium tax;

     (ii) is the adjustment account value; and

    (iii) is the level income amount multiplied by the number of months remaining in the current annuity year.

COMMUTATION BASE. On any day that is a Valuation Day, the commutation base in a Subaccount is determined by multiplying the number of commutation units in that Subaccount by the value of the commutation unit for that Subaccount. The commutation base is equal to the sum of the commutation base amounts for each Subaccount.

COMMUTATION UNITS. On the Valuation Day prior to the Maturity Date, the commutation units in a Subaccount will be equal to the number of Accumulation Units for that Subaccount.

The number of commutation units is reduced at the beginning of each annuity year. The reduction for each Subaccount equals (a) divided by (b), where:

   (a) is the annual income amount for the Subaccount; and

   (b) is the value of the commutation unit for the Subaccount on the first Valuation Day of the annuity year.

Other events that will reduce the number of commutation units of a Subaccount are as follows:

   (1) transfers out of the Subaccount;

   (2) payment of commutation proceeds;

   (3) payment of death proceeds; and

   (4) deduction of applicable contract charges.

Commutation units are canceled as of the end of the Valuation Period in which we receive notice in a form acceptable to us regarding an event that reduces commutation units.

TRANSFERS. When we perform Subaccount transfers after the Maturity Date, we will redeem the commutation units from the current Subaccount and purchase commutation units from the new Subaccount. The commutation base on the date of the transfer will not be affected by the transfer. The number of commutation units added to the new Subaccount is (a) multiplied by (b), divided by (c), where:

   (a) is the number of commutation units transferred out of the current Subaccount;

   (b) is the value of a commutation unit of the current Subaccount; and

   (c) is the value of a commutation unit of the new Subaccount.

VALUE OF COMMUTATION UNITS. The initial value of a commutation unit for each Subaccount is the initial value of the Accumulation Unit for that Subaccount. Thereafter, the value of a commutation unit at the end of every Valuation Day is the value of the commutation unit at the end of the previous Valuation Day multiplied by the net investment factor, as described in the contract. The value of a commutation unit may change from one Valuation Period to the next.

NOTE ON CALCULATION OF COMMUTATION VALUE. If you elect to terminate your contract and the rider and receive the commutation value, the commutation value is based on the commuted value of your income payments in a lump sum. The amount of income payments on which the commutation value is based on either (a) income base, which is a measure of premium payments (and Contract Value, if there is a reset) applied under the contract, and is used to calculate the guaranteed payment floor; and (b) commutation base, which is a measure of Contract Value had the contract not been "annuitized," and reflects the effect of market performance.

If you elect to terminate your contract after income payments have begun and receive the commutation value, you will receive the lesser of the adjusted income base and the adjusted commutation base (but not less than zero), as described in the calculation provided above. You should be aware that income base will not reflect any positive investment performance unless, on or before the Maturity Date, there was a reset of benefit base capturing such performance. As a result, the commutation value you receive will always be less than the income base (adjusted for any premium tax and monthly income paid) and will never reflect any of the positive investment performance experienced after a reset or after the Maturity Date. This rider is primarily designed to provide a guaranteed income payment with upside potential and, therefore, this rider may not make sense for you if you believe you may elect to terminate the contract and receive the commutation value after your contract has experienced positive investment performance. Accordingly, the total amount of commuted income payments you receive if you terminate the contract may be less than the total amount of income payments and additional death proceeds you would be guaranteed to receive if you did not terminate the contract.

DEATH PROVISIONS

The following provisions apply to the rider.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS BEFORE MONTHLY INCOME STARTS.   If
the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

SPECIAL DISTRIBUTION RULES WHEN THE LAST ANNUITANT DIES ON OR AFTER MONTHLY
INCOME STARTS.   If the last Annuitant dies after the Maturity Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) MINUS (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

WHEN THIS RIDER IS EFFECTIVE

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

GENERAL PROVISIONS

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant -- at issue; and

  . If you marry after issue, but prior to the Maturity Date, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional premium payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Maturity Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is 0%; and

   (9) there is no premium tax.

On the Maturity Date, the income base is set equal to the benefit base.

                                                              ADDITIONAL
                                                                DEATH
               ANNUAL LEVEL  GUARANTEED          ADJUSTMENT    PROCEEDS
       ANNUITY INCOME INCOME  PAYMENT   MONTHLY    ACCOUNT    (BEGINNING
        YEAR   AMOUNT AMOUNT   FLOOR    INCOME  (END OF YEAR)  OF YEAR)
       -----------------------------------------------------------------
          1    $6,517  $543     $583     $583      $  483      $100,000
          2     6,266   522      583      583       1,217        93,000
          3     6,025   502      583      583       2,191        86,000
          4     5,794   483      583      583       3,398        79,000
          5     5,571   464      583      583       4,827        72,000
       -----------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543 ($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal to the income base MINUS the sum of all monthly income paid.

This next examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional premium payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 8%;

   (5) the benefit base is reset on the first contract anniversary;

   (6) the Contract Value at the end of the first contract year is $108,000;

   (7) the Maturity Date is the first contract anniversary;

   (8) the guaranteed payment floor percentage is 7%; and

   (9) there is no premium tax.

                                                      INCOME
                                                    BASE, LESS
                                                    COMMUTATION
                                                   CHARGE, LESS
            ANNUAL MONTHLY COMMUTATION ADJUSTMENT     MONTHLY    COMMUTATION
    ANNUITY INCOME INCOME    BASE -     ACCOUNT -  INCOME PAID -   VALUE -
     YEAR   AMOUNT  PAID   END OF YEAR END OF YEAR  END OF YEAR  END OF YEAR
    ------------------------------------------------------------------------
       1    $6,806 $7,560   $109,289     $  754      $100,440     $100,440
       2     7,068  7,560    110,399      1,246        92,880       92,880
       3     7,340  7,560    111,304      1,466        85,320       85,320
       4     7,622  7,560    111,977      1,404        77,760       77,760
       5     7,915  7,560    112,386      1,049        70,200       70,200
    ------------------------------------------------------------------------

The commutation base at the end of annuity year 1 (contract year 2) is determined by multiplying the Contract Value at the end of the first contract year less the annual income amount for annuity year 1 by 1.08 (($108,000 - $6,806) x 1.08 = $109,289). The commutation value at the end of annuity year 1 is equal to the lesser of (i) the income base less monthly income paid ($108,000 - $7,560 = $100,440) and (ii) the commutation base less the value of the adjustment account ($109,289 - $754 = $108,535). The commutation base at the end of annuity year 2 (contract year 3) is determined by multiplying the commutation base at the end of annuity year 1 less the annual income amount for annuity year 2 by 1.08 (($109,289 - $7,068) x 1.08 = $110,399).

Principal Protection Advantage

Principal Protection Advantage provides for a guaranteed income benefit that is based on the amount of premium payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your premium payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

INVESTMENT STRATEGY

In order to receive the full benefit provided by this rider, you must invest all premium payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. EVEN IF YOUR BENEFIT IS REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PREMIUM PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, AND YOUR BENEFIT BASE WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT.

At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AIM Variable Insurance Funds (Invesco Variable Insurance
       Funds) -- Invesco V.I. Equity and Income Fund -- Series II Shares (formerly, Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares);


       AllianceBernstein Variable Products Series Fund,
       Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund --Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or


       Oppenheimer Variable Account Funds --Oppenheimer Capital Income Fund/VA -- Service Shares (formerly, Oppenheimer Balanced Fund/VA -- Service Shares);


       OR

   (2) owners may allocate assets to Asset Allocation Model C.

If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C.

BENEFIT BASE AND INCOME BASE

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all premium payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional premium payments applied will be added to the benefit base on the prior Valuation Day.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO EXCLUDE ADDITIONAL PREMIUM PAYMENTS FROM BEING APPLIED TO THE BENEFIT BASE. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Principal Protection Advantage that would be associated with such additional premium payments. For example, since your benefit base would not be increased for such subsequent premium payments, the monthly income payments associated with such premium payments would not have a guaranteed payment floor and such premium payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make premium payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the premium payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such premium payments, you are less likely to realize any benefit under Principal Protection Advantage, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making premium payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such premium payments; (ii) any such premium payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make premium payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional premium payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day.

All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any additional premium payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by
(b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any partial withdrawals;

   (b) is the Contract Value following the conversion; and

   (c) is the Contract Value before the conversion.

The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for partial withdrawals;

   (b) is the Income Start Value; and

   (c) is the Contract Value before the conversion of benefit base to income base.

RESET OF BENEFIT BASE. You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected Principal Protection Advantage. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

MONTHLY INCOME

On the Income Start Date, we will begin making monthly income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last premium payment is received. The Income Start Value will then be applied to a Payment Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Maturity Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Maturity Date on the day your Contract Value equaled zero.

HOW INCOME PAYMENTS ARE CALCULATED

INITIAL INCOME PAYMENT. The initial annual income amount for each Payment Protection Plan is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

   (b) is the Income Start Value less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your premium payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

   (c) is 12.

SUBSEQUENT INCOME PAYMENTS. The subsequent annual income amounts under the applicable Payment Protection Plan are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 times the guaranteed payment floor, minus 12 times the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

DEATH PROVISIONS

The following provisions apply to the rider.

SPECIAL DISTRIBUTION RULES WHEN AN OWNER DIES BEFORE MONTHLY INCOME STARTS. Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

SPECIAL DISTRIBUTION RULES WHEN THE LAST ANNUITANT DIES ON OR AFTER MONTHLY
INCOME STARTS.   On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by (c), where:

   (a) is the death benefit prior to the conversion of benefit base to income base;

   (b) is the Contract Value after the conversion; and

   (c) is the Contract Value before the conversion.

If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) MINUS (ii), where:

      (i) is the income base less any premium tax;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

WHEN THIS RIDER IS EFFECTIVE

The effective date of the rider is the Contract Date. This rider may not be terminated.

OWNERSHIP AND CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant; and

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLE

The following example shows how Principal Protection Advantage works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional premium payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the Income Start Date is the third contract anniversary;

   (6) the guaranteed payment floor percentage is 5%; and

   (7) the 12 month, period certain, single payment immediate annuity rate is 0%.

On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                             ADDITIONAL
                       MONTHLY                                 DEATH
                ANNUAL  LEVEL  GUARANTEED                     PROCEEDS
        ANNUITY INCOME INCOME   PAYMENT   MONTHLY ADJUSTMENT (BEGINNING
         YEAR   AMOUNT AMOUNT    FLOOR    INCOME   ACCOUNT    OF YEAR)
        ---------------------------------------------------------------
           1    $6,373  $531      $417     $531       $0      $100,000
           2     6,188   516       417      516        0        93,627
           3     6,008   501       417      501        0        87,439
           4     5,833   486       417      486        0        81,431
           5     5,663   472       417      472        0        75,599
        ---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .06373 = $6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 /12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example ($100,000 x .05) /12 = $417). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $417 and $531. The additional death benefit is the income base MINUS the sum of all monthly income paid.

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TAX TREATMENT OF PRINCIPAL PROTECTION ADVANTAGE

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if monthly payments are to be paid to you and you subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If monthly income payments are to be paid to you, you should consult a tax adviser before electing to have monthly income allocated to investment options under the contract.

Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Maturity Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Maturity Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Principal Protection Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision of this prospectus.

TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a
Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law does generally not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Maturity Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an

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individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF ASSETS. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's premiums paid and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL AND TOTAL SURRENDERS. A partial surrender occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as surrenders from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options are subject to tax as partial withdrawals.

Distributions received before the Maturity Date pursuant to Guaranteed Income Advantage or Principal Protection Advantage may be subject to tax as partial withdrawals. See the "Tax Treatment of Guaranteed Income Advantage" and "Tax Treatment of Principal Protection Advantage" provisions in the "Guaranteed Income Advantage" and "Principal Protection Advantage" sections of the prospectus, respectively.

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



ASSIGNMENTS AND PLEDGES. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial surrender of such amount or portion.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. Periodic payments paid under a benefit rider (or previously described in this prospectus) are generally not taxed as income payments. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the investment in the contract has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

TAXATION OF CROSS FUNDED ANNUITY CONTRACTS. You may authorize partial surrenders from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

   (1) this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

   (2) amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

   (3) if amounts are distributed from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Maturity Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

   (4) distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity beginning on the Maturity Date will be aggregated and taxed on a pro rata basis.

A portion of each aggregate distribution on or after the Maturity Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

For Non-Qualified Contracts, if the Maturity Date of this Funding Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Maturity Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

Except as otherwise required by law, transfers of assets between contracts with different Maturity Dates and different surrenders of assets from such contracts will be treated as taxable surrenders, with gain determined on an aggregate basis in accordance with Section 72(e)(11).

TAXATION OF DEATH BENEFIT. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Maturity Date.

Taxation of death benefit if paid before the Maturity Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income annuity payment would have been taxed to the owner if received under an Optional Payment Plan.

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



  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial surrender would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of death benefit if paid after the Maturity Date:

  . The death benefit is includible in income to the extent it exceeds the unrecovered "investment in the contract."

PENALTY TAXES PAYABLE ON SURRENDERS, PARTIAL SURRENDERS OR INCOME PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional partial surrenders apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, premium payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.


MEDICARE TAX. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.


SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a total surrender, or a partial surrender that you must include in income. For example:

  . if you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial surrender or an income payment that you must include in income; and

  .  the amount that might be subject to a penalty tax.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within six months of a partial
Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of

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


2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called a "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans and individual retirement arrangements. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

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  .  403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations, we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

THE INTERNAL REVENUE SERVICE HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH IRA QUALIFICATION REQUIREMENTS. WE MAY, HOWEVER, ENDORSE THE CONTRACT TO SATISFY THE IRA OR ROTH IRA

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QUALIFICATION RULES AND SUBMIT THE ENDORSEMENT TO THE IRS FOR APPROVAL AS TO
FORM. IF YOU PURCHASED THE CONTRACT WITH SUCH AN ENDORSEMENT, THE ACCOMPANYING DISCLOSURE STATEMENT WILL INDICATE THE STATUS OF THE ENDORSEMENT'S APPROVAL UNDER THE IRS IRA PROTOTYPE PROGRAM.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs and 403(b) plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, a SEP or 403(b) plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

  . the Code does not allow a deduction for premium payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your

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income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial surrender, surrender, or income payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO ANOTHER. ROLLOVERS AND TRANSFERS: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

DIRECT ROLLOVERS: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA CONVERSIONS: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

DISCLOSURE PURSUANT TO CODE AND ERISA REQUIREMENTS. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The Company may compensate GFWM for services it provides related to the Asset Allocation Program. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to

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the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 6.1% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial or total surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FEDERAL ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES


While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2013, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,250,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


FEDERAL DEFENSE OF MARRIAGE ACT


The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. The federal Defense of Marriage Act ("DOMA") currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Recently, however, several U.S. Courts of Appeals and U.S. District Courts held DOMA to be unconstitutional, and the Supreme Court is expected to hear two cases on DOMA in 2013. Therefore, it is currently uncertain as to whether spousal continuation provisions in this contract will be subject to the distribution at death requirements imposed on non-spouse beneficiaries by Section 72(s) of the Code. Consult a tax adviser for more information on this subject.


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ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial surrender or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amount as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay death benefit proceeds in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

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In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial surrender or total surrender for up to six months from the date we receive your payment request. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of a contract is 7.5% of a contract owner's aggregate premium payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowance and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of premium payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 5.1% of premium payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of premium payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of premium payments. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and

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maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.


During 2012, 2011 and 2010, $51.2 million, $49.5 million, and $59.7 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new premium received. In 2012, 2011 and 2010, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (RetireReady/SM/ Freedom) is no longer offered or sold.


ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires otherwise, the amount of the refund you receive will equal your Contract Value as of the Valuation Day our Home Office receives the returned contract PLUS any adjustments required by applicable law or regulation as of the date we receive the contract. If state law requires that we return your premium payments, the amount of the refund will equal the premium payments made less any partial surrenders you have previously taken. In certain states you may have more than 10 days to return the contract for a refund.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER, MARITAL STATUS OR SURVIVAL

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and

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accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and, if applicable, the Guarantee Account. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio to which you have allocated assets to a corresponding Subaccount, as required by the 1940 Act. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial surrenders.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

EXEMPTION TO FILE PERIODIC REPORTS

The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.

LEGAL PROCEEDINGS


We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, increases to in-force long-term care insurance premiums, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.


In June 2011, Genworth North America Corporation received a subpoena from the office of the New York Attorney General relating to an industry-wide investigation of unclaimed property and escheatment practices and procedures. In addition to the subpoena, other state regulators are conducting reviews and examinations on the same subject. We are cooperating with these requests and inquiries.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers

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and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

EXAMPLES OF THE AVAILABLE DEATH BENEFITS

THE FOLLOWING EXAMPLES ARE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2003, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE THE APPLICABLE CONTRACT MODIFICATIONS.

BASIC DEATH BENEFIT

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

                   ANNUITANT'S END OF CONTRACT     BASIC
                       AGE      YEAR   VALUE   DEATH BENEFIT
                   -----------------------------------------
                       76        1    $103,000   $103,000
                       77        2     112,000    112,000
                       78        3      90,000    100,000
                       79        4     135,000    135,000
                       80        5     130,000    130,000
                       81        6     150,000    150,000
                       82        7     125,000    125,000
                       83        8     145,000    145,000
                   -----------------------------------------

Partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program or partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Basic Death Benefit by the proportion that the partial surrender (including any premium tax assessed) reduces your Contract Value. For example:

                            PURCHASE CONTRACT     BASIC
                     DATE   PAYMENT   VALUE   DEATH BENEFIT
                    ---------------------------------------
                    3/31/09 $25,000  $25,000     $25,000
                    3/31/17           50,000      50,000
                    3/31/18           35,000      35,000
                    ---------------------------------------

If a partial surrender of $17,500 is taken on March 31, 2018, the Basic Death Benefit immediately after the partial surrender will be $17,500 ($35,000 to $17,500) since the Contract Value is reduced 50% by the partial surrender ($35,000 to $17,500). This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional premium payments;

   (3) the owner takes no partial surrenders; then

                                                  ANNUAL
                                                  STEP-UP
                   END OF ANNUITANT'S CONTRACT DEATH BENEFIT
                    YEAR      AGE      VALUE      AMOUNT
                   -----------------------------------------
                     1        76      $103,000   $103,000
                     2        77       112,000    112,000
                     3        78        90,000    112,000
                     4        79       135,000    135,000
                     5        80       130,000    135,000
                     6        81       150,000    135,000
                     7        82       125,000    135,000
                     8        83       145,000    135,000
                   -----------------------------------------

Partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program or partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Annual Step-Up Death Benefit by the proportion that the partial surrender (including any premium tax assessed) reduces your Contract Value.

5% ROLLUP DEATH BENEFIT RIDER OPTION

The following example shows how the 5% Rollup Death Benefit Rider Option works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% net return (-3.05% net of fees for the mortality and expense risk charge, administrative expense charge, underlying Portfolio and the 5% Rollup Death Benefit Rider Option);

   (3) the owner makes no additional premium payments;

   (4) the owner takes annual partial surrenders equal to 5% of premium payments at end of the contract year; and

   (5) the contract is not subject to premium taxes.

                                  PARTIAL
              END OF ANNUITANT'S WITHDRAWAL CONTRACT   5% ROLLUP
               YEAR      AGE       AMOUNT    VALUE   DEATH BENEFIT
              ----------------------------------------------------
                 0       70        $    0   $100,000   $100,000
                 1       71         5,000     95,000    100,000
                 2       72         5,000     90,000    100,000
                 3       73         5,000     85,000    100,000
                 4       74         5,000     80,000    100,000
                 5       75         5,000     75,000    100,000
                 6       76         5,000     70,000    100,000
                 7       77         5,000     65,000    100,000
                 8       78         5,000     60,000    100,000
                 9       79         5,000     55,000    100,000
                10       80         5,000     50,000    100,000
                11       81         5,000     45,000    100,000
                12       82         5,000     40,000    100,000
                13       83         5,000     35,000    100,000
                14       84         5,000     30,000    100,000
                15       85         5,000     25,000    100,000
                16       86         5,000     20,000    100,000
                17       87         5,000     15,000     95,000
                18       88         5,000     10,000     90,000
                19       89         5,000      5,000     85,000
                20       90         5,000          0          0
              ----------------------------------------------------

Partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 5% or less of premium payments annually will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial surrender is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial surrender is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial surrender.

Partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 5% of premium payments in any year will reduce the 5% Rollup Death Benefit on a pro-rata basis (by the proportion that the partial surrenders, including any premium taxes assessed), reduces your Contract Value. All partial surrenders after exceeding 5% threshold will reduce the 5% Rollup Death Benefit on a pro-rata basis. For example:

                                                5% ROLLUP    5% ROLLUP
                                              DEATH BENEFIT    DEATH
                                                 OPTION       BENEFIT
                                               BEFORE ANY   OPTION AFTER
                 PURCHASE  PARTIAL   CONTRACT    PARTIAL    THE PARTIAL
         DATE    PAYMENT  WITHDRAWAL  VALUE    WITHDRAWALS  WITHDRAWALS
       -----------------------------------------------------------------
       3/31/2009 $10,000    $    0   $10,000     $10,000      $10,000
       3/31/2017                 0    20,000      14,775       14,775
       3/31/2018             7,000    14,000      15,513        7,785
       -----------------------------------------------------------------

Therefore, if a $7,000 partial withdrawal is taken on March 31, 2018, $500 (5% of $10,000) will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis, to $15,013 ($15,513-$500). The remaining $6,500 of the partial withdrawal will reduce the 5% Rollup Death Benefit immediately after the partial withdrawal to $7,785 ($15,013 -- the 5% Rollup Death Benefit, multiplied by 51.85% -- 1 minus the ratio of the partial withdrawal ($6,500) to the Contract Value ($13,500), after reducing each by $500).

EARNINGS PROTECTOR DEATH BENEFIT RIDER OPTION

The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial surrenders before the Annuitant's death.

                 PREMIUM  CONTRACT           DEATH   EARNINGS PROTECTOR
          DATE   PAYMENT   VALUE     GAIN   BENEFIT    DEATH BENEFIT
         --------------------------------------------------------------
         8/01/09 $100,000 $100,000 $      0 $100,000      $     0
         8/01/24           300,000  200,000  300,000       70,000
         --------------------------------------------------------------

The Annuitant's death and notification of the death occurs on August 1, 2024. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the premium payments ($100,000) under this age scenario, the Earnings Protector Death Benefit in this example will be $70,000.

THE FOLLOWING EXAMPLES ARE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 15, 2001, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, BUT PRIOR TO MAY 1, 2003, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

BASIC DEATH BENEFIT

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant's age is 70 on the Contract Date then:

                   ANNUITANT'S END OF CONTRACT     BASIC
                       AGE      YEAR   VALUE   DEATH BENEFIT
                   -----------------------------------------
                       71         1   $103,000   $103,000
                       72         2    110,000    110,000
                       73         3     80,000    110,000
                       74         4    120,000    120,000
                       75         5    130,000    130,000
                       76         6    150,000    150,000
                       77         7    160,000    160,000
                       78         8    130,000    160,000
                   -----------------------------------------

Partial surrenders will reduce the Basic Death Benefit by the proportion that the partial surrender (including any applicable premium tax assessed) reduces your Contract Value. For example:

                             PREMIUM CONTRACT     BASIC
                      DATE   PAYMENT  VALUE   DEATH BENEFIT
                     --------------------------------------
                     3/31/09 $25,000 $25,000     $25,000
                     3/31/17          50,000      50,000
                     3/31/18          35,000      50,000
                     --------------------------------------

If a partial surrender of $17,500 is taken on March 31, 2018, the Basic Death Benefit immediately after the partial surrender will be $25,000 (50% of $50,000) since the Contract Value ($35,000) is reduced by 50% by the partial surrender ($17,500).

This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of death of the Annuitant's death. It also assumes that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

OPTIONAL ENHANCED DEATH BENEFIT

THE PURPOSE OF THE FOLLOWING EXAMPLE IS TO SHOW HOW THE OPTIONAL ENHANCED DEATH BENEFIT WORKS BASED ON PURELY HYPOTHETICAL VALUES AND IS NOT INTENDED TO DEPICT INVESTMENT PERFORMANCE OF THE CONTRACT.

This example assumes a contract is purchased with an Annuitant age 65 at the time of issue, and no partial surrenders are taken prior to the death of the Annuitant.

                  PREMIUM  CONTRACT           DEATH   OPTIONAL ENHANCED
          DATE    PAYMENT   VALUE     GAIN   BENEFIT    DEATH BENEFIT
         --------------------------------------------------------------
         8/01/09  $100,000 $100,000 $      0 $100,000      $     0
         8/01/24            300,000  200,000  300,000       70,000
         --------------------------------------------------------------

The Annuitant's death and our receipt of due proof of the death occur on August 1, 2024. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Optional Enhanced Death Benefit cannot exceed 70% of the premiums paid ($100,000) under the applicable age scenario, the payment in this example will be $70,000.

THE FOLLOWING EXAMPLES ARE FOR CONTRACTS ISSUED PRIOR TO MAY 15, 2001, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

BASIC DEATH BENEFIT

The purpose of this example is to show how the unadjusted death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 70 on the Contract Date, then:

                   ANNUITANT'S END OF CONTRACT  UNADJUSTED
                       AGE      YEAR   VALUE   DEATH BENEFIT
                   -----------------------------------------
                       71        1    $103,000   $103,000
                       72        2     110,000    110,000
                       73        3      80,000    110,000
                       74        4     120,000    120,000
                       75        5     130,000    130,000
                       76        6     150,000    150,000
                       77        7     160,000    160,000
                       78        8     130,000    160,000
                   -----------------------------------------

Partial surrenders will reduce the death benefit by the proportion that the partial surrender (including any premium tax assessed) reduces your Contract Value. For example:

                             PREMIUM CONTRACT  UNADJUSTED
                      DATE   PAYMENT  VALUE   DEATH BENEFIT
                     --------------------------------------
                     3/31/09 $25,000 $25,000     $25,000
                     3/31/17          50,000      50,000
                     3/31/18          35,000      50,000
                     --------------------------------------

If a partial surrender of $17,500 is made on March 31, 2018, the unadjusted death benefit immediately after the partial surrender will be $25,000 (50% of $50,000) since the Contract Value ($35,000) is reduced by 50% by the partial surrender ($17,500). This is true only if the unadjusted death benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of death of the Annuitant's death. It also assumes that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges. The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:




                      GUARANTEED INCOME ADVANTAGE ELECTED

For contracts issued on or after May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications but prior to April 29, 2005, or the date on which the state insurance authorities approve applicable contract modifications.



                                                                                                             NUMBER OF
                                                                           ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                          UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                             BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                            $10.33            $11.52          --       2012
                                                                               10.54             10.33          --       2011
                                                                                9.82             10.54          --       2010
                                                                                7.81              9.82          --       2009
                                                                               11.41              7.81          --       2008
                                                                               10.77             11.41          --       2007
                                                                               10.00             10.77          --       2006
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $13.35            $15.07          --       2012
                                                                               14.64             13.35          --       2011
                                                                               13.27             14.64          --       2010
                                                                               10.03             13.27          --       2009
                                                                               17.22             10.03          --       2008
                                                                               15.36             17.22          --       2007
                                                                               12.25             15.36          --       2006
                                                                               10.62             12.25          --       2005
                                                                               10.00             10.62          --       2004
-----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares          $10.00            $ 9.62          --       2012
-----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series II shares         $10.77            $11.97          --       2012
                                                                               11.74             10.77          --       2011
                                                                               10.02             11.74          --       2010
                                                                                6.17             10.02          --       2009
                                                                               12.38              6.17          --       2008
                                                                               10.83             12.38          --       2007
                                                                               10.77             10.83          --       2006
                                                                               10.21             10.77          --       2005
                                                                               10.00             10.21          --       2004
-----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                   $10.45            $12.18          --       2012
                                                                               10.90             10.45          --       2011
                                                                                9.61             10.90          --       2010
                                                                                7.64              9.61          --       2009
                                                                               12.14              7.64          --       2008
                                                                               12.68             12.14          --       2007
                                                                               11.15             12.68          --       2006
                                                                               10.93             11.15          --       2005
                                                                               10.00             10.93          --       2004
-----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares          $ 9.39            $10.34          --       2012
                                                                                9.71              9.39          --       2011
                                                                                8.84              9.71          --       2010
                                                                                7.37              8.84          --       2009
                                                                                9.72              7.37          --       2008
                                                                               10.00              9.72          --       2007
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares         $ 8.01            $ 9.24           --      2012
                                                                                 8.46              8.01           --      2011
                                                                                 8.07              8.46           --      2010
                                                                                 5.58              8.07           --      2009
                                                                                11.83              5.58           --      2008
                                                                                11.91             11.83           --      2007
                                                                                10.76             11.91           --      2006
                                                                                10.42             10.76           --      2005
                                                                                10.00             10.42           --      2004
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B              $ 8.72            $ 9.68           --      2012
                                                                                 9.17              8.72           --      2011
                                                                                 8.49              9.17           --      2010
                                                                                 6.96              8.49           --      2009
                                                                                10.17              6.96           --      2008
                                                                                10.00             10.17           --      2007
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B                $ 8.45            $ 9.38           --      2012
                                                                                11.26              8.45           --      2011
                                                                                 9.69             11.26           --      2010
                                                                                 6.45              9.69           --      2009
                                                                                12.54              6.45           --      2008
                                                                                10.67             12.54           --      2007
                                                                                10.05             10.67           --      2006
                                                                                 9.89             10.05           --      2005
                                                                                10.00              9.89           --      2004
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                     $ 9.98            $11.46           --      2012
                                                                                 9.60              9.98           --      2011
                                                                                 8.68              9.60           --      2010
                                                                                 7.36              8.68           --      2009
                                                                                12.67              7.36           --      2008
                                                                                12.33             12.67           --      2007
                                                                                10.75             12.33           --      2006
                                                                                10.49             10.75           --      2005
                                                                                10.00             10.49           --      2004
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                   $ 8.02            $ 8.97          142      2012
                                                                                10.15              8.02          185      2011
                                                                                 9.93             10.15          227      2010
                                                                                 7.54              9.93          722      2009
                                                                                16.48              7.54          801      2008
                                                                                15.93             16.48          823      2007
                                                                                12.03             15.93          831      2006
                                                                                10.53             12.03           --      2005
                                                                                10.00             10.53           --      2004
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                      $10.15            $11.61           --      2012
                                                                                10.76             10.15           --      2011
                                                                                10.00             10.76           --      2010
                                                                                 7.44             10.00           --      2009
                                                                                12.61              7.44           --      2008
                                                                                11.33             12.61           --      2007
                                                                                11.64             11.33           --      2006
                                                                                10.34             11.64           --      2005
                                                                                10.00             10.34           --      2004
------------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             $10.58            $11.90          --       2012
                                                                       10.36             10.58          --       2011
                                                                        7.74             10.36          --       2010
                                                                        5.59              7.74          --       2009
                                                                       10.49              5.59          --       2008
                                                                        9.42             10.49          --       2007
                                                                       10.00              9.42          --       2006
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            $12.46            $13.11          --       2012
                                                                       11.38             12.46          --       2011
                                                                       11.04             11.38          --       2010
                                                                       10.22             11.04          --       2009
                                                                       10.60             10.22          --       2008
                                                                        9.88             10.60          --       2007
                                                                        9.92              9.88          --       2006
                                                                       10.00              9.92          --       2005
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 $10.77            $12.01          --       2012
                                                                       11.30             10.77          --       2011
                                                                       10.25             11.30          --       2010
                                                                        7.99             10.25          --       2009
                                                                       12.92              7.99          --       2008
                                                                       12.99             12.92          --       2007
                                                                       10.90             12.99          --       2006
                                                                       10.84             10.90          --       2005
                                                                       10.00             10.84          --       2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           $13.63            $14.69          --       2012
                                                                       14.44             13.63          --       2011
                                                                       13.42             14.44          --       2010
                                                                       11.33             13.42          --       2009
                                                                       14.39             11.33          --       2008
                                                                       12.58             14.39          --       2007
                                                                       11.02             12.58          --       2006
                                                                       10.00             11.02          --       2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            $10.57            $11.89          --       2012
                                                                       10.54             10.57          --       2011
                                                                        9.34             10.54          --       2010
                                                                        7.53              9.34          --       2009
                                                                       13.00              7.53          --       2008
                                                                       12.28             13.00          --       2007
                                                                       11.72             12.28          --       2006
                                                                       10.82             11.72          --       2005
                                                                       10.00             10.82          --       2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         $11.34            $12.59          --       2012
                                                                       11.89             11.34          --       2011
                                                                        9.45             11.89          --       2010
                                                                        7.53              9.45          --       2009
                                                                       12.85              7.53          --       2008
                                                                       13.27             12.85          --       2007
                                                                       12.06             13.27          --       2006
                                                                       11.17             12.06          --       2005
                                                                       10.00             11.17          --       2004
---------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico Growth Fund --             $11.55            $12.71            --     2012
   Class 1                                                          12.11             11.55            --     2011
                                                                    10.16             12.11            --     2010
                                                                     8.19             10.16            --     2009
                                                                    13.80              8.19            --     2008
                                                                    11.99             13.80            --     2007
                                                                    11.53             11.99            --     2006
                                                                    10.95             11.53            --     2005
                                                                    10.00             10.95            --     2004
------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International              $11.10            $12.80           139     2012
   Opportunities Fund -- Class 2                                    13.52             11.10           181     2011
                                                                    12.13             13.52           222     2010
                                                                     8.97             12.13           701     2009
                                                                    17.77              8.97           784     2008
                                                                    15.15             17.77           809     2007
                                                                    12.55             15.15           814     2006
                                                                    10.71             12.55            --     2005
                                                                    10.00             10.71            --     2004
------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                      $11.44            $12.03            --     2012
                                                                    11.38             11.44            --     2011
                                                                    10.64             11.38            --     2010
                                                                     7.53             10.64            --     2009
                                                                    10.54              7.53            --     2008
                                                                    10.58             10.54            --     2007
                                                                    10.24             10.58            --     2006
                                                                    10.06             10.24        13,605     2005
                                                                    10.00             10.06        14,516     2004
------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares              $14.68            $16.44            --     2012
                                                                    14.27             14.68            --     2011
                                                                    12.73             14.27            --     2010
                                                                     8.52             12.73            --     2009
                                                                    11.77              8.52            --     2008
                                                                    11.64             11.77            --     2007
                                                                    10.74             11.64            --     2006
                                                                    10.71             10.74            --     2005
                                                                    10.00             10.71            --     2004
------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                      $10.94            $12.55            --     2012
                                                                    12.91             10.94            --     2011
                                                                    11.18             12.91            --     2010
                                                                     8.84             11.18            --     2009
                                                                    15.53              8.84            --     2008
                                                                    13.14             15.53            --     2007
                                                                    11.70             13.14            --     2006
                                                                    10.76             11.70            --     2005
                                                                    10.00             10.76            --     2004
------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $11.64            $12.80          --       2012
                                                                         12.22             11.64          --       2011
                                                                         10.94             12.22          --       2010
                                                                          8.67             10.94          --       2009
                                                                         12.44              8.67          --       2008
                                                                         11.03             12.44          --       2007
                                                                         10.50             11.03          --       2006
                                                                         10.32             10.50          --       2005
                                                                         10.00             10.32          --       2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $10.53            $11.85          --       2012
                                                                         11.18             10.53          --       2011
                                                                          9.68             11.18          --       2010
                                                                          7.14              9.68          --       2009
                                                                         11.07              7.14          --       2008
                                                                         10.39             11.07          --       2007
                                                                         10.00             10.39          --       2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $12.79            $14.55          --       2012
                                                                         13.42             12.79          --       2011
                                                                         11.71             13.42          --       2010
                                                                          8.82             11.71          --       2009
                                                                         15.71              8.82          --       2008
                                                                         13.66             15.71          --       2007
                                                                         12.51             13.66          --       2006
                                                                         10.94             12.51          --       2005
                                                                         10.00             10.94          --       2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $10.94            $13.11          --       2012
                                                                         11.49             10.94          --       2011
                                                                          9.93             11.49          --       2010
                                                                          7.46              9.93          --       2009
                                                                         12.99              7.46          --       2008
                                                                         12.42             12.99          --       2007
                                                                         11.13             12.42          --       2006
                                                                          9.41             11.13          --       2005
                                                                         10.00              9.41          --       2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $10.10            $11.58          --       2012
                                                                         10.24             10.10          --       2011
                                                                          9.09             10.24          --       2010
                                                                          7.14              9.09          --       2009
                                                                         12.74              7.14          --       2008
                                                                         12.84             12.74          --       2007
                                                                         10.92             12.84          --       2006
                                                                         10.56             10.92          --       2005
                                                                         10.00             10.56          --       2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $10.17            $11.78          --       2012
                                                                         10.23             10.17          --       2011
                                                                          9.12             10.23          --       2010
                                                                          7.32              9.12          --       2009
                                                                         12.86              7.32          --       2008
                                                                         11.74             12.86          --       2007
                                                                         10.61             11.74          --       2006
                                                                         10.08             10.61          --       2005
                                                                         10.00             10.08          --       2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $10.00            $10.67          --       2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 9.88            $11.08           --      2012
                                                                                   10.09              9.88           --      2011
                                                                                    8.31             10.09           --      2010
                                                                                    6.63              8.31           --      2009
                                                                                   12.83              6.63           --      2008
                                                                                   10.34             12.83           --      2007
                                                                                    9.90             10.34           --      2006
                                                                                    9.58              9.90          643      2005
                                                                                   10.00              9.58           --      2004
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                                   $10.00            $10.83           --      2012
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $11.93            $12.34           --      2012
                                                                                   11.37             11.93           --      2011
                                                                                   10.79             11.37           --      2010
                                                                                    9.53             10.79           --      2009
                                                                                   10.07              9.53           --      2008
                                                                                   10.00             10.07           --      2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $14.88            $16.71          131      2012
                                                                                   17.04             14.88          170      2011
                                                                                   13.52             17.04          208      2010
                                                                                    9.87             13.52          664      2009
                                                                                   16.68              9.87          744      2008
                                                                                   14.76             16.68          764      2007
                                                                                   13.40             14.76          765      2006
                                                                                   11.58             13.40           --      2005
                                                                                   10.00             11.58           --      2004
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $10.75            $13.38           --      2012
                                                                                   12.06             10.75           --      2011
                                                                                    9.74             12.06           --      2010
                                                                                    6.32              9.74           --      2009
                                                                                   13.24              6.32           --      2008
                                                                                   12.82             13.24           --      2007
                                                                                   11.28             12.82           --      2006
                                                                                   11.23             11.28           --      2005
                                                                                   10.00             11.23           --      2004
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.40            $13.69           --      2012
                                                                                   12.36             12.40           --      2011
                                                                                   11.19             12.36           --      2010
                                                                                    8.42             11.19           --      2009
                                                                                   12.22              8.42           --      2008
                                                                                   12.01             12.22           --      2007
                                                                                   10.37             12.01           --      2006
                                                                                   10.00             10.37           --      2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.28            $ 9.36           --      2012
                                                                                    8.58              8.28           --      2011
                                                                                    7.94              8.58           --      2010
                                                                                    6.22              7.94           --      2009
                                                                                    9.90              6.22           --      2008
                                                                                   10.00              9.90           --      2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            NUMBER OF
                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares            $ 8.88            $ 9.94           --      2012
                                                               9.15              8.88           --      2011
                                                               8.40              9.15           --      2010
                                                               6.80              8.40           --      2009
                                                              11.03              6.80           --      2008
                                                              10.88             11.03           --      2007
                                                              10.00             10.88           --      2006
------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         $ 7.70            $ 9.13           --      2012
                                                               8.44              7.70           --      2011
                                                               8.02              8.44           --      2010
                                                               6.24              8.02           --      2009
                                                              11.05              6.24           --      2008
                                                              11.01             11.05           --      2007
                                                              10.00             11.01           --      2006
------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                   $11.34            $12.60           --      2012
                                                              11.75             11.34           --      2011
                                                              10.75             11.75           --      2010
                                                               8.75             10.75           --      2009
                                                              13.31              8.75           --      2008
                                                              12.34             13.31           --      2007
                                                              10.68             12.34           --      2006
                                                              10.47             10.68           --      2005
                                                              10.00             10.47           --      2004
------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                              $11.47            $11.88           --      2012
                                                              10.92             11.47           --      2011
                                                              10.36             10.92           --      2010
                                                               9.79             10.36           --      2009
                                                              10.53              9.79           --      2008
                                                              10.25             10.53           --      2007
                                                              10.02             10.25           --      2006
                                                              10.02             10.02          745      2005
                                                              10.00             10.02           --      2004
------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares               $10.23            $12.12           --      2012
                                                              10.39             10.23           --      2011
                                                               9.50             10.39           --      2010
                                                               6.99              9.50           --      2009
                                                              11.26              6.99           --      2008
                                                              10.91             11.26           --      2007
                                                              10.20             10.91           --      2006
                                                              10.28             10.20           --      2005
                                                              10.00             10.28           --      2004
------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares              $16.77            $19.19           --      2012
                                                              15.58             16.77           --      2011
                                                              12.33             15.58           --      2010
                                                               9.26             12.33           --      2009
                                                              14.78              9.26           --      2008
                                                              17.72             14.78           --      2007
                                                              13.59             17.72           --      2006
                                                              12.40             13.59           --      2005
                                                              10.00             12.40           --      2004
------------------------------------------------------------------------------------------------------------

                                                                                           NUMBER OF
                                                         ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                        UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                           BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                     $10.63            $12.05            --     2012
                                                             10.66             10.63            --     2011
                                                              9.47             10.66            --     2010
                                                              7.66              9.47            --     2009
                                                             12.48              7.66            --     2008
                                                             12.12             12.48            --     2007
                                                             10.71             12.12            --     2006
                                                             10.46             10.71            --     2005
                                                             10.00             10.46            --     2004
-----------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                   $12.76            $14.33            --     2012
                                                             12.63             12.76            --     2011
                                                             10.11             12.63            --     2010
                                                              7.88             10.11            --     2009
                                                             12.89              7.88            --     2008
                                                             12.84             12.89            --     2007
                                                             11.57             12.84            --     2006
                                                             10.78             11.57            --     2005
                                                             10.00             10.78            --     2004
-----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                       $10.78            $11.89        24,129     2012
                                                             11.32             10.78        23,912     2011
                                                             10.54             11.32        23,685     2010
                                                              8.90             10.54        25,023     2009
                                                             12.84              8.90        24,426     2008
                                                             11.73             12.84        23,923     2007
                                                             10.53             11.73        45,258     2006
                                                             10.36             10.53        57,488     2005
                                                             10.00             10.36        12,068     2004
-----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                       $ 9.63            $10.59            --     2012
                                                             10.14              9.63            --     2011
                                                              9.46             10.14            --     2010
                                                              8.01              9.46            --     2009
                                                             11.57              8.01            --     2008
                                                             10.58             11.57            --     2007
                                                             10.00             10.58            --     2006
-----------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                        $10.41            $11.81            --     2012
                                                             10.94             10.41            --     2011
                                                             10.12             10.94            --     2010
                                                              7.85             10.12            --     2009
                                                             12.52              7.85            --     2008
                                                             11.83             12.52            --     2007
                                                             10.39             11.83            --     2006
                                                             10.35             10.39            --     2005
                                                             10.00             10.35            --     2004
-----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                          $11.82            $13.72            --     2012
                                                             12.88             11.82            --     2011
                                                             10.52             12.88            --     2010
                                                              8.06             10.52            --     2009
                                                             13.06              8.06            --     2008
                                                             12.92             13.06            --     2007
                                                             11.35             12.92            --     2006
                                                             10.00             11.35            --     2005
-----------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares         $10.00            $ 9.92            --     2012
-----------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                              $13.71            $15.23          --       2012
                                                                    13.80             13.71          --       2011
                                                                    13.03             13.80          --       2010
                                                                    10.58             13.03          --       2009
                                                                    12.87             10.58          --       2008
                                                                    11.91             12.87          --       2007
                                                                    11.00             11.91          --       2006
                                                                    10.43             11.00          --       2005
                                                                    10.00             10.43          --       2004
------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                 $13.18            $15.99          --       2012
                                                                    14.45             13.18          --       2011
                                                                    13.85             14.45          --       2010
                                                                     9.68             13.85          --       2009
                                                                    17.73              9.68          --       2008
                                                                    13.24             17.73          --       2007
                                                                    12.38             13.24          --       2006
                                                                    11.22             12.38          --       2005
                                                                    10.00             11.22          --       2004
------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio -- Service Shares                              $17.05            $18.91          --       2012
                                                                    25.72             17.05          --       2011
                                                                    20.99             25.72          --       2010
                                                                    11.96             20.99          --       2009
                                                                    25.55             11.96          --       2008
                                                                    20.37             25.55          --       2007
                                                                    14.17             20.37          --       2006
                                                                    10.96             14.17          --       2005
                                                                    10.00             10.96          --       2004
------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth                 $10.75            $12.48          --       2012
   Portfolio -- Class II                                            10.74             10.75          --       2011
                                                                     8.79             10.74          --       2010
                                                                     6.68              8.79          --       2009
                                                                    11.47              6.68          --       2008
                                                                    11.67             11.47          --       2007
                                                                    10.75             11.67          --       2006
                                                                    10.00             10.75          --       2005
                                                                    10.00             10.00          --       2004
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder             $ 8.85            $ 9.90          --       2012
   Portfolio -- Class II                                             8.39              8.85          --       2011
                                                                     7.63              8.39          --       2010
                                                                     6.35              7.63          --       2009
                                                                     9.96              6.35          --       2008
                                                                    10.00              9.96          --       2007
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value         $ 7.84            $ 8.83          --       2012
   Portfolio -- Class I                                              8.52              7.84          --       2011
                                                                     7.46              8.52          --       2010
                                                                     5.88              7.46          --       2009
                                                                     9.47              5.88          --       2008
                                                                    10.00              9.47          --       2007
------------------------------------------------------------------------------------------------------------------

                                                                                                      NUMBER OF
                                                                    ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                   UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                      BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares         $10.92            $12.48           --      2012
                                                                        11.10             10.92           --      2011
                                                                        10.10             11.10           --      2010
                                                                         7.41             10.10           --      2009
                                                                        11.99              7.41           --      2008
                                                                        11.02             11.99           --      2007
                                                                        10.48             11.02           --      2006
                                                                        10.26             10.48           --      2005
                                                                        10.00             10.26           --      2004
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $11.15            $12.99           --      2012
                                                                        11.66             11.15           --      2011
                                                                        10.73             11.66           --      2010
                                                                         8.65             10.73           --      2009
                                                                        13.23              8.65           --      2008
                                                                        12.27             13.23           --      2007
                                                                        11.11             12.27           --      2006
                                                                        10.59             11.11           --      2005
                                                                        10.00             10.59           --      2004
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $12.23            $14.49           --      2012
                                                                        13.95             12.23           --      2011
                                                                        10.47             13.95           --      2010
                                                                         6.56             10.47           --      2009
                                                                        11.06              6.56           --      2008
                                                                        11.04             11.06           --      2007
                                                                         9.98             11.04           --      2006
                                                                         9.69              9.98          255      2005
                                                                        10.00              9.69           --      2004
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $10.77            $11.71           --      2012
                                                                        10.82             10.77           --      2011
                                                                        10.07             10.82           --      2010
                                                                         8.73             10.07           --      2009
                                                                        11.47              8.73           --      2008
                                                                        11.26             11.47           --      2007
                                                                        10.29             11.26           --      2006
                                                                        10.00             10.29           --      2005
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $20.35            $22.58          129      2012
                                                                        19.50             20.35          168      2011
                                                                        17.53             19.50          206      2010
                                                                        13.46             17.53          627      2009
                                                                        22.08             13.46          708      2008
                                                                        17.67             22.08          741      2007
                                                                        13.77             17.67          754      2006
                                                                        12.05             13.77           --      2005
                                                                        10.00             12.05           --      2004
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                       $ 8.73            $ 9.60           --      2012
                                                                         8.88              8.73           --      2011
                                                                         8.04              8.88           --      2010
                                                                         6.75              8.04           --      2009
                                                                        12.21              6.75           --      2008
                                                                        12.04             12.21           --      2007
                                                                        11.08             12.04           --      2006
                                                                        10.91             11.08           --      2005
                                                                        10.00             10.91           --      2004
----------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 9.56            $10.66           --      2012
                                                                                  9.89              9.56           --      2011
                                                                                  9.25              9.89           --      2010
                                                                                  6.55              9.25           --      2009
                                                                                 12.29              6.55           --      2008
                                                                                 11.02             12.29           --      2007
                                                                                 10.44             11.02           --      2006
                                                                                 10.16             10.44           --      2005
                                                                                 10.00             10.16           --      2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $11.99            $14.21           --      2012
                                                                                 13.38             11.99           --      2011
                                                                                 11.80             13.38           --      2010
                                                                                  8.64             11.80           --      2009
                                                                                 14.77              8.64           --      2008
                                                                                 14.21             14.77           --      2007
                                                                                 12.36             14.21           --      2006
                                                                                 11.05             12.36          441      2005
                                                                                 10.00             11.05           --      2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.28            $11.74           --      2012
                                                                                 10.52             10.28           --      2011
                                                                                  9.27             10.52           --      2010
                                                                                  7.39              9.27           --      2009
                                                                                 12.28              7.39           --      2008
                                                                                 12.04             12.28           --      2007
                                                                                 10.70             12.04           --      2006
                                                                                 10.33             10.70           --      2005
                                                                                 10.00             10.33           --      2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $12.09            $13.95           --      2012
                                                                                 12.64             12.09           --      2011
                                                                                 10.48             12.64           --      2010
                                                                                  7.81             10.48           --      2009
                                                                                 12.86              7.81           --      2008
                                                                                 13.31             12.86           --      2007
                                                                                 11.85             13.31           --      2006
                                                                                 11.02             11.85           --      2005
                                                                                 10.00             11.02           --      2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $10.20            $11.62           --      2012
                                                                                 10.33             10.20           --      2011
                                                                                  8.29             10.33           --      2010
                                                                                  6.39              8.29           --      2009
                                                                                 12.84              6.39           --      2008
                                                                                 12.36             12.84           --      2007
                                                                                 12.28             12.36           --      2006
                                                                                 11.19             12.28           --      2005
                                                                                 10.00             11.19           --      2004
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $12.23            $13.76           --      2012
                                                                                 12.24             12.23           --      2011
                                                                                 11.05             12.24           --      2010
                                                                                  9.29             11.05           --      2009
                                                                                 11.27              9.29           --      2008
                                                                                 10.63             11.27           --      2007
                                                                                 10.37             10.63           --      2006
                                                                                 10.00             10.37           --      2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $13.82            $15.48           --      2012
                                                                              13.64             13.82           --      2011
                                                                              12.16             13.64           --      2010
                                                                               8.85             12.16           --      2009
                                                                              11.80              8.85           --      2008
                                                                              11.64             11.80           --      2007
                                                                              10.89             11.64           --      2006
                                                                              10.67             10.89          346      2005
                                                                              10.00             10.67           --      2004
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.65            $17.04           --      2012
                                                                              13.29             16.65           --      2011
                                                                              12.15             13.29           --      2010
                                                                              12.97             12.15           --      2009
                                                                              11.28             12.97           --      2008
                                                                              10.49             11.28           --      2007
                                                                              10.58             10.49           --      2006
                                                                              10.31             10.58           --      2005
                                                                              10.00             10.31           --      2004
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.82            $12.26           --      2012
                                                                              11.93             11.82           --      2011
                                                                              11.56             11.93           --      2010
                                                                              10.41             11.56           --      2009
                                                                              10.67             10.41           --      2008
                                                                              10.14             10.67           --      2007
                                                                               9.95             10.14           --      2006
                                                                              10.00              9.95           --      2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.66            $14.67           --      2012
                                                                              13.46             13.66           --      2011
                                                                              12.70             13.46           --      2010
                                                                              11.37             12.70           --      2009
                                                                              11.07             11.37           --      2008
                                                                              10.39             11.07           --      2007
                                                                              10.21             10.39           --      2006
                                                                              10.16             10.21           --      2005
                                                                              10.00             10.16           --      2004
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $14.05            $15.23           --      2012
                                                                              15.02             14.05           --      2011
                                                                              14.27             15.02           --      2010
                                                                               9.25             14.27           --      2009
                                                                              15.58              9.25           --      2008
                                                                              14.44             15.58           --      2007
                                                                              12.97             14.44           --      2006
                                                                              10.91             12.97           --      2005
                                                                              10.00             10.91           --      2004
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $11.48            $13.01           --      2012
                                                                              11.72             11.48           --      2011
                                                                              10.73             11.72           --      2010
                                                                               7.68             10.73           --      2009
                                                                              12.55              7.68           --      2008
                                                                              11.48             12.55           --      2007
                                                                              11.55             11.48           --      2006
                                                                              10.34             11.55           --      2005
                                                                              10.00             10.34           --      2004
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $20.02            $19.04          115      2012
                                                                 25.33             20.02          149      2011
                                                                 20.27             25.33          182      2010
                                                                 11.73             20.27          562      2009
                                                                 25.56             11.73          632      2008
                                                                 17.66             25.56          664      2007
                                                                 14.81             17.66          671      2006
                                                                 10.00             14.81           --      2005
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $12.28            $14.05           --      2012
                                                                 12.26             12.28           --      2011
                                                                 10.56             12.26           --      2010
                                                                  7.09             10.56           --      2009
                                                                 12.46              7.09           --      2008
                                                                 10.79             12.46           --      2007
                                                                 10.41             10.79           --      2006
                                                                 10.50             10.41           --      2005
                                                                 10.00             10.50           --      2004
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $11.64            $13.73           --      2012
                                                                 12.57             11.64           --      2011
                                                                 10.00             12.57           --      2010
---------------------------------------------------------------------------------------------------------------

                      GUARANTEED INCOME ADVANTAGE ELECTED

For contracts issued on or after April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications.



                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             $10.27            $11.45          --       2012
                                                                                10.49             10.27          --       2011
                                                                                 9.78             10.49          --       2010
                                                                                 7.79              9.78          --       2009
                                                                                11.39              7.79          --       2008
                                                                                10.76             11.39          --       2007
                                                                                10.00             10.76          --       2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   $12.86            $14.51          --       2012
                                                                                14.12             12.86          --       2011
                                                                                12.81             14.12          --       2010
                                                                                 9.70             12.81          --       2009
                                                                                16.66              9.70          --       2008
                                                                                14.88             16.66          --       2007
                                                                                11.88             14.88          --       2006
                                                                                10.00             11.88          --       2005
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares           $10.00            $ 9.61          --       2012
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series II shares          $11.29            $12.54          --       2012
                                                                                12.32             11.29          --       2011
                                                                                10.53             12.32          --       2010
                                                                                 6.49             10.53          --       2009
                                                                                13.03              6.49          --       2008
                                                                                11.41             13.03          --       2007
                                                                                11.36             11.41          --       2006
                                                                                10.00             11.36          --       2005
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    $ 9.79            $11.39          --       2012
                                                                                10.21              9.79          --       2011
                                                                                 9.02             10.21          --       2010
                                                                                 7.17              9.02          --       2009
                                                                                11.41              7.17          --       2008
                                                                                11.94             11.41          --       2007
                                                                                10.51             11.94          --       2006
                                                                                10.00             10.51          --       2005
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares           $ 9.35            $10.28          --       2012
                                                                                 9.67              9.35          --       2011
                                                                                 8.82              9.67          --       2010
                                                                                 7.35              8.82          --       2009
                                                                                 9.71              7.35          --       2008
                                                                                10.00              9.71          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares         $ 8.00            $ 9.22          --       2012
                                                                                 8.46              8.00          --       2011
                                                                                 8.08              8.46          --       2010
                                                                                 5.59              8.08          --       2009
                                                                                11.87              5.59          --       2008
                                                                                11.96             11.87          --       2007
                                                                                10.82             11.96          --       2006
                                                                                10.00             10.82          --       2005
------------------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------
 AllianceBernstein Balanced Wealth Strategy Portfolio --           $ 8.68            $ 9.63          --       2012
   Class B                                                           9.14              8.68          --       2011
                                                                     8.47              9.14          --       2010
                                                                     6.95              8.47          --       2009
                                                                    10.17              6.95          --       2008
                                                                    10.00             10.17          --       2007
------------------------------------------------------------------------------------------------------------------
 AllianceBernstein Global Thematic Growth Portfolio --             $ 9.74            $10.79          --       2012
   Class B                                                          12.98              9.74          --       2011
                                                                    11.18             12.98          --       2010
                                                                     7.46             11.18          --       2009
                                                                    14.50              7.46          --       2008
                                                                    12.36             14.50          --       2007
                                                                    11.65             12.36          --       2006
                                                                    10.00             11.65          --       2005
------------------------------------------------------------------------------------------------------------------
 AllianceBernstein Growth and Income Portfolio -- Class B          $ 9.78            $11.23          --       2012
                                                                     9.42              9.78          --       2011
                                                                     8.53              9.42          --       2010
                                                                     7.24              8.53          --       2009
                                                                    12.47              7.24          --       2008
                                                                    12.15             12.47          --       2007
                                                                    10.61             12.15          --       2006
                                                                    10.00             10.61          --       2005
------------------------------------------------------------------------------------------------------------------
 AllianceBernstein International Value Portfolio -- Class B        $ 7.84            $ 8.77          --       2012
                                                                     9.94              7.84          --       2011
                                                                     9.74              9.94          --       2010
                                                                     7.40              9.74          --       2009
                                                                    16.18              7.40          --       2008
                                                                    15.66             16.18          --       2007
                                                                    11.84             15.66          --       2006
                                                                    10.00             11.84          --       2005
------------------------------------------------------------------------------------------------------------------
 AllianceBernstein Large Cap Growth Portfolio -- Class B           $10.66            $12.18          --       2012
                                                                    11.32             10.66          --       2011
                                                                    10.52             11.32          --       2010
                                                                     7.84             10.52          --       2009
                                                                    13.31              7.84          --       2008
                                                                    11.97             13.31          --       2007
                                                                    12.30             11.97          --       2006
                                                                    10.00             12.30          --       2005
------------------------------------------------------------------------------------------------------------------
 AllianceBernstein Small Cap Growth Portfolio -- Class B           $10.52            $11.81          --       2012
                                                                    10.31             10.52          --       2011
                                                                     7.71             10.31          --       2010
                                                                     5.57              7.71          --       2009
                                                                    10.47              5.57          --       2008
                                                                     9.41             10.47          --       2007
                                                                    10.00              9.41          --       2006
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
------------------------------------------------------------------------------------------------------------------
 VP Inflation Protection Fund -- Class II                          $12.37            $13.01          --       2012
                                                                    11.31             12.37          --       2011
                                                                    10.99             11.31          --       2010
                                                                    10.19             10.99          --       2009
                                                                    10.57             10.19          --       2008
                                                                     9.86             10.57          --       2007
                                                                     9.92              9.86          --       2006
                                                                    10.00              9.92          --       2005
------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
------------------------------------------------------------------------------------------------------------------
 BlackRock Basic Value V.I. Fund -- Class III Shares               $10.53            $11.73          --       2012
                                                                    11.06             10.53          --       2011
                                                                    10.04             11.06          --       2010
                                                                     7.84             10.04          --       2009
                                                                    12.69              7.84          --       2008
                                                                    12.77             12.69          --       2007
                                                                    10.73             12.77          --       2006
                                                                    10.00             10.73          --       2005
------------------------------------------------------------------------------------------------------------------
 BlackRock Global Allocation V.I. Fund -- Class III Shares         $13.54            $14.58          32       2012
                                                                    14.35             13.54          32       2011
                                                                    13.36             14.35          32       2010
                                                                    11.28             13.36          32       2009
                                                                    14.35             11.28          32       2008
                                                                    12.56             14.35          32       2007
                                                                    11.02             12.56          14       2006
                                                                    10.00             11.02          --       2005
------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares          $10.38            $11.66          --       2012
                                                                    10.36             10.38          --       2011
                                                                     9.19             10.36          --       2010
                                                                     7.42              9.19          --       2009
                                                                    12.82              7.42          --       2008
                                                                    12.11             12.82          --       2007
                                                                    11.58             12.11          --       2006
                                                                    10.00             11.58          --       2005
------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares       $11.12            $12.33          --       2012
                                                                    11.66             11.12          --       2011
                                                                     9.28             11.66          --       2010
                                                                     7.40              9.28          --       2009
                                                                    12.65              7.40          --       2008
                                                                    13.07             12.65          --       2007
                                                                    11.89             13.07          --       2006
                                                                    10.00             11.89          --       2005
------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico Growth Fund --             $11.15            $12.25          --       2012
   Class 1                                                          11.70             11.15          --       2011
                                                                     9.83             11.70          --       2010
                                                                     7.93              9.83          --       2009
                                                                    13.38              7.93          --       2008
                                                                    11.63             13.38          --       2007
                                                                    11.20             11.63          --       2006
                                                                    10.00             11.20          --       2005
------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International              $10.99            $12.66          --       2012
   Opportunities Fund -- Class 2                                    13.39             10.99          --       2011
                                                                    12.03             13.39          --       2010
                                                                     8.91             12.03          --       2009
                                                                    17.66              8.91          --       2008
                                                                    15.08             17.66          --       2007
                                                                    12.50             15.08          --       2006
                                                                    10.00             12.50          --       2005
------------------------------------------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                 $11.25            $11.81          --       2012
                                                                11.20             11.25          --       2011
                                                                10.48             11.20          --       2010
                                                                 7.42             10.48          --       2009
                                                                10.40              7.42          --       2008
                                                                10.46             10.40          --       2007
                                                                10.12             10.46          --       2006
                                                                10.00             10.12          --       2005
--------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $14.11            $15.79          --       2012
                                                                13.73             14.11          --       2011
                                                                12.26             13.73          --       2010
                                                                 8.22             12.26          --       2009
                                                                11.35              8.22          --       2008
                                                                11.24             11.35          --       2007
                                                                10.38             11.24          --       2006
                                                                10.00             10.38          --       2005
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $11.06            $12.67          --       2012
                                                                13.05             11.06          --       2011
                                                                11.32             13.05          --       2010
                                                                 8.96             11.32          --       2009
                                                                15.75              8.96          --       2008
                                                                13.34             15.75          --       2007
                                                                11.89             13.34          --       2006
                                                                10.00             11.89          --       2005
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $11.63            $12.78          --       2012
                                                                12.22             11.63          --       2011
                                                                10.95             12.22          --       2010
                                                                 8.69             10.95          --       2009
                                                                12.48              8.69          --       2008
                                                                11.07             12.48          --       2007
                                                                10.56             11.07          --       2006
                                                                10.00             10.56          --       2005
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $10.47            $11.77          --       2012
                                                                11.12             10.47          --       2011
                                                                 9.65             11.12          --       2010
                                                                 7.12              9.65          --       2009
                                                                11.05              7.12          --       2008
                                                                10.38             11.05          --       2007
                                                                10.00             10.38          --       2006
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $12.04            $13.68          --       2012
                                                                12.65             12.04          --       2011
                                                                11.05             12.65          --       2010
                                                                 8.33             11.05          --       2009
                                                                14.85              8.33          --       2008
                                                                12.93             14.85          --       2007
                                                                11.85             12.93          --       2006
                                                                10.00             11.85          --       2005
--------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 VIP Dynamic Capital Appreciation Portfolio -- Service             $12.47            $14.92          --       2012
   Class 2                                                          13.10             12.47          --       2011
                                                                    11.34             13.10          --       2010
                                                                     8.53             11.34          --       2009
                                                                    14.85              8.53          --       2008
                                                                    14.22             14.85          --       2007
                                                                    12.76             14.22          --       2006
                                                                    10.00             12.76          --       2005
------------------------------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio -- Service Class 2                    $ 9.99            $11.45          --       2012
                                                                    10.14              9.99          --       2011
                                                                     9.01             10.14          --       2010
                                                                     7.09              9.01          --       2009
                                                                    12.66              7.09          --       2008
                                                                    12.77             12.66          --       2007
                                                                    10.88             12.77          --       2006
                                                                    10.00             10.88          --       2005
------------------------------------------------------------------------------------------------------------------
 VIP Growth & Income Portfolio -- Service Class 2                  $10.53            $12.18          --       2012
                                                                    10.61             10.53          --       2011
                                                                     9.46             10.61          --       2010
                                                                     7.61              9.46          --       2009
                                                                    13.37              7.61          --       2008
                                                                    12.21             13.37          --       2007
                                                                    11.05             12.21          --       2006
                                                                    10.00             11.05          --       2005
------------------------------------------------------------------------------------------------------------------
 VIP Growth Opportunities Portfolio -- Service Class 2             $10.00            $10.66          --       2012
------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio -- Service Class 2                           $11.05            $12.37          --       2012
                                                                    11.29             11.05          --       2011
                                                                     9.31             11.29          --       2010
                                                                     7.43              9.31          --       2009
                                                                    14.40              7.43          --       2008
                                                                    11.62             14.40          --       2007
                                                                    11.13             11.62          --       2006
                                                                    10.00             11.13          --       2005
------------------------------------------------------------------------------------------------------------------
 VIP Growth Stock Portfolio -- Service Class 2                     $10.00            $10.82          --       2012
------------------------------------------------------------------------------------------------------------------
 VIP Investment Grade Bond Portfolio -- Service Class 2            $11.87            $12.27          --       2012
                                                                    11.33             11.87          --       2011
                                                                    10.76             11.33          --       2010
                                                                     9.52             10.76          --       2009
                                                                    10.07              9.52          --       2008
                                                                    10.00             10.07          --       2007
------------------------------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service Class 2                          $13.33            $14.95          --       2012
                                                                    15.27             13.33          --       2011
                                                                    12.13             15.27          --       2010
                                                                     8.87             12.13          --       2009
                                                                    15.00              8.87          --       2008
                                                                    13.28             15.00          --       2007
                                                                    12.07             13.28          --       2006
                                                                    10.00             12.07          --       2005
------------------------------------------------------------------------------------------------------------------
 VIP Value Strategies Portfolio -- Service Class 2                 $11.03            $13.72          --       2012
                                                                    12.39             11.03          --       2011
                                                                    10.02             12.39          --       2010
                                                                     6.51             10.02          --       2009
                                                                    13.65              6.51          --       2008
                                                                    13.23             13.65          --       2007
                                                                    11.64             13.23          --       2006
                                                                    10.00             11.64          --       2005
------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.31            $13.58          33       2012
                                                                                   12.28             12.31          65       2011
                                                                                   11.14             12.28          65       2010
                                                                                    8.39             11.14          65       2009
                                                                                   12.18              8.39          65       2008
                                                                                   11.99             12.18          33       2007
                                                                                   10.36             11.99          14       2006
                                                                                   10.00             10.36          --       2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.24            $ 9.31          --       2012
                                                                                    8.55              8.24          --       2011
                                                                                    7.92              8.55          --       2010
                                                                                    6.21              7.92          --       2009
                                                                                    9.90              6.21          --       2008
                                                                                   10.00              9.90          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.82            $ 9.87          --       2012
                                                                                    9.11              8.82          --       2011
                                                                                    8.37              9.11          --       2010
                                                                                    6.78              8.37          --       2009
                                                                                   11.01              6.78          --       2008
                                                                                   10.87             11.01          --       2007
                                                                                   10.00             10.87          --       2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.65            $ 9.07          --       2012
                                                                                    8.40              7.65          --       2011
                                                                                    7.99              8.40          --       2010
                                                                                    6.23              7.99          --       2009
                                                                                   11.03              6.23          --       2008
                                                                                   11.01             11.03          --       2007
                                                                                   10.00             11.01          --       2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $11.12            $12.34          --       2012
                                                                                   11.54             11.12          --       2011
                                                                                   10.56             11.54          --       2010
                                                                                    8.60             10.56          --       2009
                                                                                   13.11              8.60          --       2008
                                                                                   12.16             13.11          --       2007
                                                                                   10.54             12.16          --       2006
                                                                                   10.00             10.54          --       2005
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $11.39            $11.79          --       2012
                                                                                   10.85             11.39          --       2011
                                                                                   10.31             10.85          --       2010
                                                                                    9.76             10.31          --       2009
                                                                                   10.51              9.76          --       2008
                                                                                   10.24             10.51          --       2007
                                                                                   10.02             10.24          --       2006
                                                                                   10.00             10.02          --       2005
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $10.65            $12.60          --       2012
                                                                                   10.83             10.65          --       2011
                                                                                    9.91             10.83          --       2010
                                                                                    7.29              9.91          --       2009
                                                                                   11.76              7.29          --       2008
                                                                                   11.41             11.76          --       2007
                                                                                   10.68             11.41          --       2006
                                                                                   10.00             10.68          --       2005
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 Real Estate Securities Fund -- Class 1 Shares                     $13.83            $15.81            --     2012
                                                                    12.86             13.83            --     2011
                                                                    10.19             12.86            --     2010
                                                                     7.66             10.19            --     2009
                                                                    12.24              7.66            --     2008
                                                                    14.68             12.24            --     2007
                                                                    11.27             14.68            --     2006
                                                                    10.00             11.27            --     2005
------------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index Fund                                             $10.60            $12.00            --     2012
                                                                    10.64             10.60            --     2011
                                                                     9.47             10.64            --     2010
                                                                     7.66              9.47            --     2009
                                                                    12.49              7.66            --     2008
                                                                    12.14             12.49            --     2007
                                                                    10.75             12.14            --     2006
                                                                    10.00             10.75            --     2005
------------------------------------------------------------------------------------------------------------------
 Small-Cap Equity Fund -- Class 1 Shares                           $12.37            $13.88            --     2012
                                                                    12.26             12.37            --     2011
                                                                     9.82             12.26            --     2010
                                                                     7.66              9.82            --     2009
                                                                    12.55              7.66            --     2008
                                                                    12.52             12.55            --     2007
                                                                    11.29             12.52            --     2006
                                                                    10.00             11.29            --     2005
------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 1 Shares                               $10.78            $11.88            --     2012
                                                                    11.33             10.78            --     2011
                                                                    10.56             11.33            --     2010
                                                                     8.93             10.56            --     2009
                                                                    12.89              8.93            --     2008
                                                                    11.80             12.89            --     2007
                                                                    10.59             11.80            --     2006
                                                                    10.00             10.59            --     2005
------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                               $ 9.57            $10.52        93,584     2012
                                                                    10.09              9.57        95,607     2011
                                                                     9.42             10.09        93,867     2010
                                                                     7.98              9.42        91,535     2009
                                                                    11.55              7.98        76,290     2008
                                                                    10.57             11.55        73,201     2007
                                                                    10.00             10.57        98,910     2006
------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                $10.46            $11.85            --     2012
                                                                    11.00             10.46            --     2011
                                                                    10.19             11.00            --     2010
                                                                     7.91             10.19            --     2009
                                                                    12.63              7.91            --     2008
                                                                    11.95             12.63            --     2007
                                                                    10.51             11.95            --     2006
                                                                    10.00             10.51            --     2005
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Mid Cap Value Fund                                  $11.74            $13.61            --     2012
                                                                    12.81             11.74            --     2011
                                                                    10.47             12.81            --     2010
                                                                     8.03             10.47            --     2009
                                                                    13.03              8.03            --     2008
                                                                    12.90             13.03            --     2007
                                                                    11.34             12.90            --     2006
                                                                    10.00             11.34            --     2005
------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Money Market Fund -- Service Shares                 $10.00            $ 9.91         3,330     2012
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                              $13.51            $15.00            --     2012
                                                                    13.62             13.51            --     2011
                                                                    12.87             13.62            --     2010
                                                                    10.47             12.87            --     2009
                                                                    12.74             10.47            --     2008
                                                                    11.80             12.74            --     2007
                                                                    10.91             11.80            --     2006
                                                                    10.00             10.91            --     2005
------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                 $12.15            $14.74            --     2012
                                                                    13.34             12.15            --     2011
                                                                    12.80             13.34            --     2010
                                                                     8.95             12.80            --     2009
                                                                    16.42              8.95            --     2008
                                                                    12.28             16.42            --     2007
                                                                    11.49             12.28            --     2006
                                                                    10.00             11.49            --     2005
------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth                 $11.61            $13.46            --     2012
   Portfolio -- Class II                                            11.60             11.61            --     2011
                                                                     9.50             11.60            --     2010
                                                                     7.23              9.50            --     2009
                                                                    12.44              7.23            --     2008
                                                                    12.66             12.44            --     2007
                                                                    11.67             12.66            --     2006
                                                                    10.00             11.67            --     2005
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder             $ 8.81            $ 9.84            --     2012
   Portfolio -- Class II                                             8.35              8.81            --     2011
                                                                     7.61              8.35            --     2010
                                                                     6.34              7.61            --     2009
                                                                     9.96              6.34            --     2008
                                                                    10.00              9.96            --     2007
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value         $ 7.80            $ 8.78            --     2012
   Portfolio -- Class I                                              8.49              7.80            --     2011
                                                                     7.44              8.49            --     2010
                                                                     5.87              7.44            --     2009
                                                                     9.46              5.87            --     2008
                                                                    10.00              9.46            --     2007
------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class             $11.36            $12.98            --     2012
   Shares                                                           11.56             11.36            --     2011
                                                                    10.53             11.56            --     2010
                                                                     7.73             10.53            --     2009
                                                                    12.53              7.73            --     2008
                                                                    11.53             12.53            --     2007
                                                                    10.98             11.53            --     2006
                                                                    10.00             10.98            --     2005
------------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares              $10.97            $12.76          --       2012
                                                                      11.48             10.97          --       2011
                                                                      10.58             11.48          --       2010
                                                                       8.54             10.58          --       2009
                                                                      13.06              8.54          --       2008
                                                                      12.13             13.06          --       2007
                                                                      10.99             12.13          --       2006
                                                                      10.00             10.99          --       2005
--------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                $14.63            $17.31          --       2012
                                                                      16.69             14.63          --       2011
                                                                      12.54             16.69          --       2010
                                                                       7.86             12.54          --       2009
                                                                      13.28              7.86          --       2008
                                                                      13.27             13.28          --       2007
                                                                      12.00             13.27          --       2006
                                                                      10.00             12.00          --       2005
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $10.70            $11.62          --       2012
                                                                      10.76             10.70          --       2011
                                                                      10.02             10.76          --       2010
                                                                       8.70             10.02          --       2009
                                                                      11.44              8.70          --       2008
                                                                      11.24             11.44          --       2007
                                                                      10.29             11.24          --       2006
                                                                      10.00             10.29          --       2005
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $16.80            $18.62          --       2012
                                                                      16.11             16.80          --       2011
                                                                      14.50             16.11          --       2010
                                                                      11.15             14.50          --       2009
                                                                      18.31             11.15          --       2008
                                                                      14.66             18.31          --       2007
                                                                      11.44             14.66          --       2006
                                                                      10.00             11.44          --       2005
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     $ 8.17            $ 8.97          --       2012
                                                                       8.31              8.17          --       2011
                                                                       7.54              8.31          --       2010
                                                                       6.33              7.54          --       2009
                                                                      11.47              6.33          --       2008
                                                                      11.32             11.47          --       2007
                                                                      10.43             11.32          --       2006
                                                                      10.00             10.43          --       2005
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $ 9.87            $11.00          --       2012
                                                                      10.23              9.87          --       2011
                                                                       9.57             10.23          --       2010
                                                                       6.78              9.57          --       2009
                                                                      12.75              6.78          --       2008
                                                                      11.44             12.75          --       2007
                                                                      10.85             11.44          --       2006
                                                                      10.00             10.85          --       2005
--------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $11.51            $13.63          --       2012
                                                                                 12.85             11.51          --       2011
                                                                                 11.35             12.85          --       2010
                                                                                  8.32             11.35          --       2009
                                                                                 14.24              8.32          --       2008
                                                                                 13.71             14.24          --       2007
                                                                                 11.93             13.71          --       2006
                                                                                 10.00             11.93          --       2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.37            $11.84          --       2012
                                                                                 10.63             10.37          --       2011
                                                                                  9.37             10.63          --       2010
                                                                                  7.48              9.37          --       2009
                                                                                 12.45              7.48          --       2008
                                                                                 12.21             12.45          --       2007
                                                                                 10.87             12.21          --       2006
                                                                                 10.00             10.87          --       2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $11.97            $13.79          --       2012
                                                                                 12.52             11.97          --       2011
                                                                                 10.39             12.52          --       2010
                                                                                  7.76             10.39          --       2009
                                                                                 12.78              7.76          --       2008
                                                                                 13.24             12.78          --       2007
                                                                                 11.79             13.24          --       2006
                                                                                 10.00             11.79          --       2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 9.63            $10.95          --       2012
                                                                                  9.76              9.63          --       2011
                                                                                  7.84              9.76          --       2010
                                                                                  6.05              7.84          --       2009
                                                                                 12.17              6.05          --       2008
                                                                                 11.73             12.17          --       2007
                                                                                 11.66             11.73          --       2006
                                                                                 10.00             11.66          --       2005
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $12.14            $13.65          --       2012
                                                                                 12.17             12.14          --       2011
                                                                                 11.00             12.17          --       2010
                                                                                  9.25             11.00          --       2009
                                                                                 11.24              9.25          --       2008
                                                                                 10.61             11.24          --       2007
                                                                                 10.37             10.61          --       2006
                                                                                 10.00             10.37          --       2005
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $13.22            $14.79          --       2012
                                                                                 13.06             13.22          --       2011
                                                                                 11.66             13.06          --       2010
                                                                                  8.49             11.66          --       2009
                                                                                 11.33              8.49          --       2008
                                                                                 11.19             11.33          --       2007
                                                                                 10.48             11.19          --       2006
                                                                                 10.00             10.48          --       2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $15.66            $16.01          --       2012
                                                                              12.52             15.66          --       2011
                                                                              11.45             12.52          --       2010
                                                                              12.24             11.45          --       2009
                                                                              10.66             12.24          --       2008
                                                                               9.92             10.66          --       2007
                                                                              10.02              9.92          --       2006
                                                                              10.00             10.02          --       2005
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.74            $12.17          --       2012
                                                                              11.86             11.74          --       2011
                                                                              11.51             11.86          --       2010
                                                                              10.37             11.51          --       2009
                                                                              10.64             10.37          --       2008
                                                                              10.12             10.64          --       2007
                                                                               9.95             10.12          --       2006
                                                                              10.00              9.95          --       2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.29            $14.26          --       2012
                                                                              13.10             13.29          --       2011
                                                                              12.38             13.10          --       2010
                                                                              11.09             12.38          --       2009
                                                                              10.81             11.09          --       2008
                                                                              10.15             10.81          --       2007
                                                                               9.99             10.15          --       2006
                                                                              10.00              9.99          --       2005
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $13.21            $14.31          --       2012
                                                                              14.13             13.21          --       2011
                                                                              13.44             14.13          --       2010
                                                                               8.72             13.44          --       2009
                                                                              14.71              8.72          --       2008
                                                                              13.64             14.71          --       2007
                                                                              12.27             13.64          --       2006
                                                                              10.00             12.27          --       2005
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $11.87            $13.45          --       2012
                                                                              12.13             11.87          --       2011
                                                                              11.12             12.13          --       2010
                                                                               7.97             11.12          --       2009
                                                                              13.03              7.97          --       2008
                                                                              11.93             13.03          --       2007
                                                                              12.02             11.93          --       2006
                                                                              10.00             12.02          --       2005
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $19.88            $18.90          --       2012
                                                                              25.18             19.88          --       2011
                                                                              20.18             25.18          --       2010
                                                                              11.68             20.18          --       2009
                                                                              25.49             11.68          --       2008
                                                                              17.63             25.49          --       2007
                                                                              14.80             17.63          --       2006
                                                                              10.00             14.80          --       2005
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $13.36            $15.27          --       2012
                                                                 13.36             13.36          --       2011
                                                                 11.52             13.36          --       2010
                                                                  7.74             11.52          --       2009
                                                                 13.61              7.74          --       2008
                                                                 11.80             13.61          --       2007
                                                                 11.39             11.80          --       2006
                                                                 10.00             11.39          --       2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $11.62            $13.70          --       2012
                                                                 12.57             11.62          --       2011
                                                                 10.00             12.57          --       2010
---------------------------------------------------------------------------------------------------------------

                    GUARANTEED WITHDRAWAL ADVANTAGE ELECTED



                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             $10.27            $11.45           --      2012
                                                                                10.49             10.27           --      2011
                                                                                 9.78             10.49           --      2010
                                                                                 7.79              9.78           --      2009
                                                                                11.39              7.79           --      2008
                                                                                10.76             11.39           --      2007
                                                                                10.00             10.76           --      2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   $13.25            $14.95           --      2012
                                                                                14.55             13.25           --      2011
                                                                                13.20             14.55           --      2010
                                                                                 9.99             13.20           --      2009
                                                                                17.16              9.99           --      2008
                                                                                15.32             17.16           --      2007
                                                                                12.24             15.32           --      2006
                                                                                10.62             12.24           --      2005
                                                                                10.00             10.62           --      2004
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares           $10.00            $ 9.61           --      2012
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series II shares          $11.27            $12.51           --      2012
                                                                                12.29             11.27           --      2011
                                                                                10.50             12.29           --      2010
                                                                                 6.48             10.50           --      2009
                                                                                13.00              6.48           --      2008
                                                                                11.39             13.00           --      2007
                                                                                11.33             11.39           --      2006
                                                                                10.75             11.33           --      2005
                                                                                10.00             10.75           --      2004
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    $10.73            $12.50          338      2012
                                                                                11.20             10.73          365      2011
                                                                                 9.89             11.20          366      2010
                                                                                 7.87              9.89          377      2009
                                                                                12.52              7.87          384      2008
                                                                                13.09             12.52          340      2007
                                                                                11.52             13.09          782      2006
                                                                                11.30             11.52          503      2005
                                                                                10.00             11.30           --      2004
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares           $ 9.35            $10.28           --      2012
                                                                                 9.67              9.35           --      2011
                                                                                 8.82              9.67           --      2010
                                                                                 7.35              8.82           --      2009
                                                                                 9.71              7.35           --      2008
                                                                                10.00              9.71           --      2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares         $ 8.21            $ 9.45          307      2012
                                                                                 8.68              8.21          328      2011
                                                                                 8.29              8.68          325      2010
                                                                                 5.73              8.29          310      2009
                                                                                12.17              5.73          358      2008
                                                                                12.26             12.17          243      2007
                                                                                11.09             12.26          227      2006
                                                                                10.75             11.09           --      2005
                                                                                10.00             10.75           --      2004
------------------------------------------------------------------------------------------------------------------------------

                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 8.68            $ 9.63           --      2012
                                                                            9.14              8.68           --      2011
                                                                            8.47              9.14           --      2010
                                                                            6.95              8.47           --      2009
                                                                           10.17              6.95           --      2008
                                                                           10.00             10.17           --      2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 9.35            $10.36           --      2012
                                                                           12.47              9.35           --      2011
                                                                           10.74             12.47           --      2010
                                                                            7.16             10.74           --      2009
                                                                           13.93              7.16           --      2008
                                                                           11.87             13.93           --      2007
                                                                           11.18             11.87           --      2006
                                                                           11.02             11.18           --      2005
                                                                           10.00             11.02           --      2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $10.20            $11.70           --      2012
                                                                            9.82             10.20           --      2011
                                                                            8.89              9.82           --      2010
                                                                            7.55              8.89           --      2009
                                                                           13.00              7.55           --      2008
                                                                           12.66             13.00           --      2007
                                                                           11.06             12.66           --      2006
                                                                           10.80             11.06           --      2005
                                                                           10.00             10.80           --      2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 7.96            $ 8.90          304      2012
                                                                           10.09              7.96          307      2011
                                                                            9.88             10.09          254      2010
                                                                            7.51              9.88          235      2009
                                                                           16.43              7.51          246      2008
                                                                           15.89             16.43          167      2007
                                                                           12.01             15.89          306      2006
                                                                           10.53             12.01          181      2005
                                                                           10.00             10.53           --      2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $10.62            $12.13           --      2012
                                                                           11.27             10.62           --      2011
                                                                           10.48             11.27           --      2010
                                                                            7.81             10.48           --      2009
                                                                           13.25              7.81           --      2008
                                                                           11.92             13.25           --      2007
                                                                           12.25             11.92           --      2006
                                                                           10.90             12.25           --      2005
                                                                           10.00             10.90           --      2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $10.52            $11.81           --      2012
                                                                           10.31             10.52           --      2011
                                                                            7.71             10.31           --      2010
                                                                            5.57              7.71           --      2009
                                                                           10.47              5.57           --      2008
                                                                            9.41             10.47           --      2007
                                                                           10.00              9.41           --      2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $12.37            $13.01            --     2012
                                                                         11.31             12.37            --     2011
                                                                         10.99             11.31            --     2010
                                                                         10.19             10.99            --     2009
                                                                         10.57             10.19            --     2008
                                                                          9.86             10.57            --     2007
                                                                          9.92              9.86            --     2006
                                                                         10.00              9.92            --     2005
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                   $10.68            $11.90            --     2012
                                                                         11.22             10.68            --     2011
                                                                         10.19             11.22            --     2010
                                                                          7.95             10.19            --     2009
                                                                         12.87              7.95            --     2008
                                                                         12.95             12.87            --     2007
                                                                         10.88             12.95            --     2006
                                                                         10.83             10.88            --     2005
                                                                         10.00             10.83            --     2004
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares             $13.54            $14.58            --     2012
                                                                         14.35             13.54           717     2011
                                                                         13.36             14.35           940     2010
                                                                         11.28             13.36           975     2009
                                                                         14.35             11.28           946     2008
                                                                         12.56             14.35         1,069     2007
                                                                         11.02             12.56         1,590     2006
                                                                         10.00             11.02            --     2005
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares              $10.49            $11.79            --     2012
                                                                         10.47             10.49            --     2011
                                                                          9.29             10.47            --     2010
                                                                          7.49              9.29            --     2009
                                                                         12.95              7.49            --     2008
                                                                         12.24             12.95            --     2007
                                                                         11.70             12.24            --     2006
                                                                         10.82             11.70            --     2005
                                                                         10.00             10.82            --     2004
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares           $11.26            $12.48            --     2012
                                                                         11.80             11.26            --     2011
                                                                          9.40             11.80            --     2010
                                                                          7.50              9.40            --     2009
                                                                         12.81              7.50            --     2008
                                                                         13.23             12.81            --     2007
                                                                         12.04             13.23            --     2006
                                                                         11.17             12.04            --     2005
                                                                         10.00             11.17            --     2004
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1         $11.77            $12.93           337     2012
                                                                         12.35             11.77           341     2011
                                                                         10.38             12.35           342     2010
                                                                          8.37             10.38           373     2009
                                                                         14.12              8.37           371     2008
                                                                         12.28             14.12           316     2007
                                                                         11.82             12.28           656     2006
                                                                         11.24             11.82           308     2005
                                                                         10.00             11.24            --     2004
-----------------------------------------------------------------------------------------------------------------------

                                                                              NUMBER OF
                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico        $11.28            $12.99           258     2012
   International Opportunities Fund --          13.75             11.28           270     2011
   Class 2                                      12.35             13.75           233     2010
                                                 9.14             12.35           235     2009
                                                18.13              9.14           254     2008
                                                15.48             18.13           190     2007
                                                12.83             15.48           382     2006
                                                10.96             12.83           197     2005
                                                10.00             10.96            --     2004
----------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                  $11.35            $11.92            --     2012
                                                11.30             11.35            --     2011
                                                10.58             11.30            --     2010
                                                 7.49             10.58            --     2009
                                                10.50              7.49            --     2008
                                                10.55             10.50            --     2007
                                                10.22             10.55            --     2006
                                                10.05             10.22            --     2005
                                                10.00             10.05            --     2004
----------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II --         $14.49            $16.22            --     2012
   Service Shares                               14.11             14.49            --     2011
                                                12.60             14.11            --     2010
                                                 8.44             12.60            --     2009
                                                11.66              8.44            --     2008
                                                11.55             11.66            --     2007
                                                10.67             11.55            --     2006
                                                10.65             10.67            --     2005
                                                10.00             10.65            --     2004
----------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service         $11.26            $12.90            --     2012
   Shares                                       13.30             11.26            --     2011
                                                11.54             13.30            --     2010
                                                 9.13             11.54            --     2009
                                                16.05              9.13            --     2008
                                                13.59             16.05            --     2007
                                                12.11             13.59            --     2006
                                                11.16             12.11            --     2005
                                                10.00             11.16            --     2004
----------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 FUND
----------------------------------------------------------------------------------------------
 VIP Asset Manager/SM/ Portfolio --            $11.55            $12.69            --     2012
   Service Class 2                              12.14             11.55            --     2011
                                                10.88             12.14            --     2010
                                                 8.63             10.88            --     2009
                                                12.40              8.63            --     2008
                                                11.00             12.40            --     2007
                                                10.48             11.00        17,276     2006
                                                10.32             10.48        10,314     2005
                                                10.00             10.32         3,795     2004
----------------------------------------------------------------------------------------------
 VIP Balanced Portfolio -- Service             $10.47            $11.77            --     2012
   Class 2                                      11.12             10.47           932     2011
                                                 9.65             11.12         1,208     2010
                                                 7.12              9.65         1,358     2009
                                                11.05              7.12         1,509     2008
                                                10.38             11.05         1,386     2007
                                                10.00             10.38         1,918     2006
----------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $12.88            $14.65          --       2012
                                                                         13.53             12.88          --       2011
                                                                         11.82             13.53          --       2010
                                                                          8.91             11.82          --       2009
                                                                         15.89              8.91          --       2008
                                                                         13.84             15.89          --       2007
                                                                         12.68             13.84          --       2006
                                                                         11.11             12.68          --       2005
                                                                         10.00             11.11          --       2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $12.24            $14.65          --       2012
                                                                         12.86             12.24          --       2011
                                                                         11.13             12.86          --       2010
                                                                          8.38             11.13          --       2009
                                                                         14.59              8.38          --       2008
                                                                         13.96             14.59          --       2007
                                                                         12.53             13.96          --       2006
                                                                         10.60             12.53          --       2005
                                                                         10.00             10.60          --       2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $10.40            $11.92          --       2012
                                                                         10.56             10.40          --       2011
                                                                          9.38             10.56          --       2010
                                                                          7.38              9.38          --       2009
                                                                         13.18              7.38          --       2008
                                                                         13.30             13.18          --       2007
                                                                         11.32             13.30          --       2006
                                                                         10.95             11.32          --       2005
                                                                         10.00             10.95          --       2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $10.56            $12.22          --       2012
                                                                         10.64             10.56          --       2011
                                                                          9.49             10.64          --       2010
                                                                          7.63              9.49          --       2009
                                                                         13.41              7.63          --       2008
                                                                         12.25             13.41          --       2007
                                                                         11.09             12.25          --       2006
                                                                         10.54             11.09          --       2005
                                                                         10.00             10.54          --       2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $10.00            $10.66          --       2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $10.67            $11.95          --       2012
                                                                         10.90             10.67          --       2011
                                                                          8.99             10.90          --       2010
                                                                          7.18              8.99          --       2009
                                                                         13.91              7.18          --       2008
                                                                         11.22             13.91          --       2007
                                                                         10.75             11.22          --       2006
                                                                         10.41             10.75          --       2005
                                                                         10.00             10.41          --       2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                         $10.00            $10.82          --       2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.87            $12.27          --       2012
                                                                         11.33             11.87          --       2011
                                                                         10.76             11.33          --       2010
                                                                          9.52             10.76          --       2009
                                                                         10.07              9.52          --       2008
                                                                         10.00             10.07          --       2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $15.54            $17.43            --     2012
                                                                                   17.81             15.54            --     2011
                                                                                   14.15             17.81            --     2010
                                                                                   10.34             14.15            --     2009
                                                                                   17.49             10.34            --     2008
                                                                                   15.49             17.49            --     2007
                                                                                   14.08             15.49           143     2006
                                                                                   12.18             14.08           152     2005
                                                                                   10.00             12.18            --     2004
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $10.66            $13.27            --     2012
                                                                                   11.97             10.66            --     2011
                                                                                    9.68             11.97            --     2010
                                                                                    6.29              9.68            --     2009
                                                                                   13.20              6.29            --     2008
                                                                                   12.78             13.20            --     2007
                                                                                   11.26             12.78            --     2006
                                                                                   11.22             11.26            --     2005
                                                                                   10.00             11.22            --     2004
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.31            $13.58         2,508     2012
                                                                                   12.28             12.31         4,941     2011
                                                                                   11.14             12.28         5,799     2010
                                                                                    8.39             11.14         6,371     2009
                                                                                   12.18              8.39         7,711     2008
                                                                                   11.99             12.18         7,864     2007
                                                                                   10.36             11.99         6,028     2006
                                                                                   10.00             10.36            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.24            $ 9.31            --     2012
                                                                                    8.55              8.24            --     2011
                                                                                    7.92              8.55            --     2010
                                                                                    6.21              7.92            --     2009
                                                                                    9.90              6.21            --     2008
                                                                                   10.00              9.90            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.82            $ 9.87            --     2012
                                                                                    9.11              8.82            --     2011
                                                                                    8.37              9.11            --     2010
                                                                                    6.78              8.37            --     2009
                                                                                   11.01              6.78            --     2008
                                                                                   10.87             11.01            --     2007
                                                                                   10.00             10.87            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.65            $ 9.07            --     2012
                                                                                    8.40              7.65            --     2011
                                                                                    7.99              8.40            --     2010
                                                                                    6.23              7.99            --     2009
                                                                                   11.03              6.23            --     2008
                                                                                   11.01             11.03            --     2007
                                                                                   10.00             11.01            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
-------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares              $11.66            $12.95           --      2012
                                                         12.10             11.66           --      2011
                                                         11.08             12.10           --      2010
                                                          9.03             11.08           --      2009
                                                         13.75              9.03           --      2008
                                                         12.76             13.75           --      2007
                                                         11.05             12.76           --      2006
                                                         10.85             11.05           --      2005
                                                         10.00             10.85           --      2004
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $11.60            $12.00           --      2012
                                                         11.05             11.60           --      2011
                                                         10.50             11.05           --      2010
                                                          9.94             10.50           --      2009
                                                         10.70              9.94           --      2008
                                                         10.43             10.70           --      2007
                                                         10.20             10.43          307      2006
                                                         10.21             10.20          300      2005
                                                         10.00             10.21           --      2004
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $10.49            $12.41           --      2012
                                                         10.66             10.49           --      2011
                                                          9.76             10.66           --      2010
                                                          7.19              9.76           --      2009
                                                         11.59              7.19           --      2008
                                                         11.24             11.59           --      2007
                                                         10.52             11.24           --      2006
                                                         10.61             10.52           --      2005
                                                         10.00             10.61           --      2004
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $18.31            $20.93           --      2012
                                                         17.02             18.31           --      2011
                                                         13.48             17.02           --      2010
                                                         10.14             13.48           --      2009
                                                         16.20             10.14           --      2008
                                                         19.44             16.20           --      2007
                                                         14.92             19.44           --      2006
                                                         13.64             14.92           --      2005
                                                         10.00             13.64           --      2004
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $10.99            $12.45           --      2012
                                                         11.04             10.99           --      2011
                                                          9.82             11.04           --      2010
                                                          7.94              9.82           --      2009
                                                         12.96              7.94           --      2008
                                                         12.60             12.96           --      2007
                                                         11.15             12.60           --      2006
                                                         10.90             11.15           --      2005
                                                         10.00             10.90           --      2004
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $12.99            $14.57           --      2012
                                                         12.87             12.99           --      2011
                                                         10.31             12.87           --      2010
                                                          8.05             10.31           --      2009
                                                         13.17              8.05           --      2008
                                                         13.14             13.17           --      2007
                                                         11.85             13.14           --      2006
                                                         11.05             11.85           --      2005
                                                         10.00             11.05           --      2004
-------------------------------------------------------------------------------------------------------

                                                                                           NUMBER OF
                                                         ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                        UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                           BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                       $10.99            $12.11         14,025    2012
                                                             11.55             10.99         18,657    2011
                                                             10.76             11.55         19,024    2010
                                                              9.10             10.76         19,395    2009
                                                             13.15              9.10         22,424    2008
                                                             12.02             13.15         74,186    2007
                                                             10.80             12.02         99,644    2006
                                                             10.64             10.80        109,970    2005
                                                             10.00             10.64         54,290    2004
-----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                       $ 9.57            $10.52          5,998    2012
                                                             10.09              9.57          8,045    2011
                                                              9.42             10.09          8,682    2010
                                                              7.98              9.42          8,813    2009
                                                             11.55              7.98          8,719    2008
                                                             10.57             11.55          8,729    2007
                                                             10.00             10.57          6,071    2006
-----------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                        $10.65            $12.08             --    2012
                                                             11.21             10.65             --    2011
                                                             10.38             11.21             --    2010
                                                              8.06             10.38             --    2009
                                                             12.87              8.06             --    2008
                                                             12.17             12.87             --    2007
                                                             10.71             12.17             --    2006
                                                             10.67             10.71             --    2005
                                                             10.00             10.67             --    2004
-----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                          $11.74            $13.61             --    2012
                                                             12.81             11.74             --    2011
                                                             10.47             12.81             --    2010
                                                              8.03             10.47             --    2009
                                                             13.03              8.03             --    2008
                                                             12.90             13.03             --    2007
                                                             11.34             12.90             --    2006
                                                             10.00             11.34             --    2005
-----------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares         $10.00            $ 9.91            678    2012
-----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                      $14.02            $15.56          4,252    2012
                                                             14.13             14.02          1,389    2011
                                                             13.35             14.13          1,887    2010
                                                             10.86             13.35          1,965    2009
                                                             13.21             10.86          2,000    2008
                                                             12.24             13.21          2,305    2007
                                                             11.32             12.24         15,508    2006
                                                             10.74             11.32          9,565    2005
                                                             10.00             10.74          3,651    2004
-----------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                         $13.19            $16.00             --    2012
                                                             14.48             13.19             --    2011
                                                             13.89             14.48             --    2010
                                                              9.72             13.89             --    2009
                                                             17.82              9.72             --    2008
                                                             13.32             17.82             --    2007
                                                             12.47             13.32             --    2006
                                                             11.32             12.47             --    2005
                                                             10.00             11.32             --    2004
-----------------------------------------------------------------------------------------------------------

                                                                              NUMBER OF
                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------
 Overseas Portfolio -- Service Shares          $17.51            $19.40            --     2012
                                                26.43             17.51            --     2011
                                                21.60             26.43            --     2010
                                                12.32             21.60            --     2009
                                                26.34             12.32            --     2008
                                                21.02             26.34            --     2007
                                                14.64             21.02            --     2006
                                                11.33             14.64            --     2005
                                                10.00             11.33            --     2004
----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
----------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable               $11.27            $13.07            --     2012
   Aggressive Growth Portfolio -- Class         11.27             11.27            --     2011
   II                                            9.23             11.27            --     2010
                                                 7.03              9.23            --     2009
                                                12.08              7.03            --     2008
                                                12.29             12.08            --     2007
                                                11.34             12.29            --     2006
                                                10.56             11.34            --     2005
                                                10.00             10.56            --     2004
----------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity        $ 8.81            $ 9.84            --     2012
   Income Builder Portfolio -- Class II          8.35              8.81         1,110     2011
                                                 7.61              8.35         1,603     2010
                                                 6.34              7.61         1,714     2009
                                                 9.96              6.34         1,699     2008
                                                10.00              9.96         1,536     2007
----------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable               $ 7.80            $ 8.78            --     2012
   Fundamental All Cap Value Portfolio           8.49              7.80            --     2011
   -- Class I                                    7.44              8.49            --     2010
                                                 5.87              7.44            --     2009
                                                 9.46              5.87            --     2008
                                                10.00              9.46            --     2007
----------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series          $11.44            $13.07            --     2012
   -- Service Class Shares                      11.64             11.44            --     2011
                                                10.60             11.64            --     2010
                                                 7.79             10.60            --     2009
                                                12.62              7.79            --     2008
                                                11.61             12.62            --     2007
                                                11.05             11.61            --     2006
                                                10.83             11.05            --     2005
                                                10.00             10.83            --     2004
----------------------------------------------------------------------------------------------
 MFS(R) Investors Trust Series --              $11.61            $13.51            --     2012
   Service Class Shares                         12.15             11.61            --     2011
                                                11.20             12.15            --     2010
                                                 9.04             11.20            --     2009
                                                13.83              9.04            --     2008
                                                12.84             13.83            --     2007
                                                11.64             12.84            --     2006
                                                11.11             11.64            --     2005
                                                10.00             11.11            --     2004
----------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                $13.28            $15.71            --     2012
                                                                      15.15             13.28            --     2011
                                                                      11.38             15.15            --     2010
                                                                       7.14             11.38            --     2009
                                                                      12.06              7.14            --     2008
                                                                      12.04             12.06            --     2007
                                                                      10.89             12.04            --     2006
                                                                      10.59             10.89            --     2005
                                                                      10.00             10.59            --     2004
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $10.70            $11.62            --     2012
                                                                      10.76             10.70           910     2011
                                                                      10.02             10.76         1,243     2010
                                                                       8.70             10.02         1,302     2009
                                                                      11.44              8.70         1,231     2008
                                                                      11.24             11.44         1,330     2007
                                                                      10.29             11.24            --     2006
                                                                      10.00             10.29            --     2005
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $20.83            $23.08            --     2012
                                                                      19.97             20.83            --     2011
                                                                      17.97             19.97            --     2010
                                                                      13.82             17.97            --     2009
                                                                      22.69             13.82            --     2008
                                                                      18.18             22.69            --     2007
                                                                      14.18             18.18            --     2006
                                                                      12.42             14.18            --     2005
                                                                      10.00             12.42            --     2004
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     $ 8.67            $ 9.51            --     2012
                                                                       8.82              8.67         1,118     2011
                                                                       7.99              8.82         1,510     2010
                                                                       6.72              7.99         1,655     2009
                                                                      12.17              6.72         1,564     2008
                                                                      12.01             12.17         1,245     2007
                                                                      11.06             12.01         9,834     2006
                                                                      10.90             11.06         9,774     2005
                                                                      10.00             10.90         3,610     2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $ 9.97            $11.10            --     2012
                                                                      10.32              9.97            --     2011
                                                                       9.66             10.32            --     2010
                                                                       6.84              9.66            --     2009
                                                                      12.87              6.84            --     2008
                                                                      11.54             12.87            --     2007
                                                                      10.95             11.54            --     2006
                                                                      10.67             10.95            --     2005
                                                                      10.00             10.67            --     2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares            $12.46            $14.76            --     2012
                                                                      13.92             12.46            --     2011
                                                                      12.29             13.92            --     2010
                                                                       9.01             12.29            --     2009
                                                                      15.42              9.01            --     2008
                                                                      14.85             15.42            --     2007
                                                                      12.92             14.85            --     2006
                                                                      11.57             12.92            --     2005
                                                                      10.00             11.57            --     2004
--------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.65            $12.16           --      2012
                                                                                 10.91             10.65           --      2011
                                                                                  9.63             10.91           --      2010
                                                                                  7.68              9.63           --      2009
                                                                                 12.78              7.68           --      2008
                                                                                 12.54             12.78           --      2007
                                                                                 11.16             12.54           --      2006
                                                                                 10.78             11.16           --      2005
                                                                                 10.00             10.78           --      2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $12.82            $14.76          192      2012
                                                                                 13.41             12.82          200      2011
                                                                                 11.13             13.41          200      2010
                                                                                  8.31             11.13          224      2009
                                                                                 13.69              8.31          247      2008
                                                                                 14.18             13.69          209      2007
                                                                                 12.63             14.18          300      2006
                                                                                 11.76             12.63          119      2005
                                                                                 10.00             11.76           --      2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $10.17            $11.57           --      2012
                                                                                 10.31             10.17           --      2011
                                                                                  8.28             10.31           --      2010
                                                                                  6.39              8.28           --      2009
                                                                                 12.86              6.39           --      2008
                                                                                 12.39             12.86           --      2007
                                                                                 12.32             12.39           --      2006
                                                                                 11.24             12.32           --      2005
                                                                                 10.00             11.24           --      2004
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $12.14            $13.65           --      2012
                                                                                 12.17             12.14           --      2011
                                                                                 11.00             12.17           --      2010
                                                                                  9.25             11.00           --      2009
                                                                                 11.24              9.25           --      2008
                                                                                 10.61             11.24           --      2007
                                                                                 10.37             10.61           --      2006
                                                                                 10.00             10.37           --      2005
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $13.87            $15.52          102      2012
                                                                                 13.71             13.87          104      2011
                                                                                 12.24             13.71          111      2010
                                                                                  8.91             12.24          115      2009
                                                                                 11.90              8.91          140      2008
                                                                                 11.74             11.90          135      2007
                                                                                 11.00             11.74          239      2006
                                                                                 10.79             11.00          112      2005
                                                                                 10.00             10.79           --      2004
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $17.07            $17.45           --      2012
                                                                                 13.64             17.07           --      2011
                                                                                 12.48             13.64           --      2010
                                                                                 13.33             12.48           --      2009
                                                                                 11.61             13.33           --      2008
                                                                                 10.81             11.61           --      2007
                                                                                 10.91             10.81           --      2006
                                                                                 10.64             10.91           --      2005
                                                                                 10.00             10.64           --      2004
-------------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.74            $12.17          586      2012
                                                                 11.86             11.74          547      2011
                                                                 11.51             11.86          578      2010
                                                                 10.37             11.51          546      2009
                                                                 10.64             10.37          504      2008
                                                                 10.12             10.64          678      2007
                                                                  9.95             10.12          675      2006
                                                                 10.00              9.95           --      2005
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $13.75            $14.75          269      2012
                                                                 13.55             13.75          260      2011
                                                                 12.81             13.55          283      2010
                                                                 11.47             12.81          272      2009
                                                                 11.18             11.47          252      2008
                                                                 10.50             11.18          361      2007
                                                                 10.33             10.50          755      2006
                                                                 10.30             10.33          386      2005
                                                                 10.00             10.30           --      2004
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $14.46            $15.66           --      2012
                                                                 15.47             14.46           --      2011
                                                                 14.72             15.47           --      2010
                                                                  9.55             14.72           --      2009
                                                                 16.10              9.55           --      2008
                                                                 14.94             16.10           --      2007
                                                                 13.43             14.94           --      2006
                                                                 11.31             13.43           --      2005
                                                                 10.00             11.31           --      2004
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $12.00            $13.60           --      2012
                                                                 12.27             12.00           --      2011
                                                                 11.25             12.27           --      2010
                                                                  8.06             11.25           --      2009
                                                                 13.18              8.06           --      2008
                                                                 12.07             13.18           --      2007
                                                                 12.16             12.07           --      2006
                                                                 10.89             12.16           --      2005
                                                                 10.00             10.89           --      2004
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $19.88            $18.90           --      2012
                                                                 25.18             19.88           --      2011
                                                                 20.18             25.18           --      2010
                                                                 11.68             20.18           --      2009
                                                                 25.49             11.68           --      2008
                                                                 17.63             25.49           --      2007
                                                                 14.80             17.63           --      2006
                                                                 10.00             14.80           --      2005
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $13.14            $15.03           --      2012
                                                                 13.14             13.14           --      2011
                                                                 11.33             13.14           --      2010
                                                                  7.61             11.33           --      2009
                                                                 13.39              7.61           --      2008
                                                                 11.61             13.39           --      2007
                                                                 11.21             11.61           --      2006
                                                                 11.32             11.21           --      2005
                                                                 10.00             11.32           --      2004
---------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $11.62            $13.70          --       2012
                                                                 12.57             11.62          --       2011
                                                                 10.00             12.57          --       2010
---------------------------------------------------------------------------------------------------------------

         LIFETIME INCOME PLUS (FOR JOINT ANNUITANT CONTRACTS) ELECTED



                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             $10.12            $11.25            --     2012
                                                                                10.37             10.12            --     2011
                                                                                 9.69             10.37            --     2010
                                                                                 7.74              9.69            --     2009
                                                                                11.34              7.74            --     2008
                                                                                10.74             11.34            --     2007
                                                                                10.00             10.74            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   $ 9.36            $10.54         1,864     2012
                                                                                10.31              9.36         1,361     2011
                                                                                 9.38             10.31         1,284     2010
                                                                                 7.12              9.38           972     2009
                                                                                12.26              7.12         1,526     2008
                                                                                10.97             12.26         2,677     2007
                                                                                10.00             10.97            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares           $10.00            $ 9.59            --     2012
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series II shares          $ 9.32            $10.32            --     2012
                                                                                10.20              9.32            --     2011
                                                                                 8.73             10.20            --     2010
                                                                                 5.40              8.73            --     2009
                                                                                10.87              5.40            --     2008
                                                                                 9.54             10.87            --     2007
                                                                                10.00              9.54            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    $ 8.82            $10.24            --     2012
                                                                                 9.23              8.82            --     2011
                                                                                 8.17              9.23            --     2010
                                                                                 6.51              8.17            --     2009
                                                                                10.39              6.51            --     2008
                                                                                10.90             10.39         2,576     2007
                                                                                10.00             10.90            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares           $ 9.23            $10.13            --     2012
                                                                                 9.58              9.23            --     2011
                                                                                 8.76              9.58            --     2010
                                                                                 7.32              8.76            --     2009
                                                                                 9.70              7.32            --     2008
                                                                                10.00              9.70            --     2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares         $ 6.98            $ 8.02            --     2012
                                                                                 7.40              6.98            --     2011
                                                                                 7.08              7.40            --     2010
                                                                                 4.91              7.08            --     2009
                                                                                10.46              4.91            --     2008
                                                                                10.57             10.46            --     2007
                                                                                10.00             10.57            --     2006
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B              $ 8.58            $ 9.50            --     2012
                                                                                 9.06              8.58            --     2011
                                                                                 8.42              9.06           202     2010
                                                                                 6.93              8.42           201     2009
                                                                                10.16              6.93           191     2008
                                                                                10.00             10.16            --     2007
------------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B         $ 7.93            $ 8.77            --     2012
                                                                         10.60              7.93            --     2011
                                                                          9.15             10.60            --     2010
                                                                          6.12              9.15            --     2009
                                                                         11.93              6.12            --     2008
                                                                         10.19             11.93            --     2007
                                                                         10.00             10.19            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B              $ 8.75            $10.02            --     2012
                                                                          8.45              8.75            --     2011
                                                                          7.67              8.45            --     2010
                                                                          6.53              7.67            --     2009
                                                                         11.27              6.53            --     2008
                                                                         11.01             11.27            --     2007
                                                                         10.00             11.01            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B            $ 5.51            $ 6.14         5,392     2012
                                                                          7.00              5.51         4,591     2011
                                                                          6.88              7.00         3,787     2010
                                                                          5.24              6.88         1,741     2009
                                                                         11.49              5.24         2,785     2008
                                                                         11.14             11.49         6,677     2007
                                                                         10.00             11.14            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B               $ 8.67            $ 9.88            --     2012
                                                                          9.22              8.67            --     2011
                                                                          8.60              9.22            --     2010
                                                                          6.42              8.60            --     2009
                                                                         10.93              6.42            --     2008
                                                                          9.85             10.93            --     2007
                                                                         10.00              9.85            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B               $10.37            $11.61            --     2012
                                                                         10.19             10.37            --     2011
                                                                          7.64             10.19            --     2010
                                                                          5.54              7.64            --     2009
                                                                         10.43              5.54            --     2008
                                                                          9.39             10.43            --     2007
                                                                         10.00              9.39            --     2006
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $12.54            $13.15         2,468     2012
                                                                         11.49             12.54         2,504     2011
                                                                         11.20             11.49         2,813     2010
                                                                         10.40             11.20         2,151     2009
                                                                         10.83             10.40         2,595     2008
                                                                         10.13             10.83            --     2007
                                                                         10.00             10.13            --     2006
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                   $ 9.03            $10.04            --     2012
                                                                          9.51              9.03            --     2011
                                                                          8.66              9.51            --     2010
                                                                          6.78              8.66            --     2009
                                                                         11.00              6.78            --     2008
                                                                         11.10             11.00            --     2007
                                                                         10.00             11.10            --     2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $11.10            $11.92        22,362
                                                                                      11.80             11.10        26,480
                                                                                      11.01             11.80        31,915
                                                                                       9.32             11.01        32,372
                                                                                      11.89              9.32        30,126
                                                                                      10.43             11.89        23,133
                                                                                      10.00             10.43         1,252
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                           $ 8.50            $ 9.52            --
                                                                                       8.50              8.50            --
                                                                                       7.56              8.50            --
                                                                                       6.12              7.56            --
                                                                                      10.60              6.12            --
                                                                                      10.05             10.60            --
                                                                                      10.00             10.05            --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                        $ 8.35            $ 9.24            --
                                                                                       8.78              8.35            --
                                                                                       7.01              8.78            --
                                                                                       5.60              7.01            --
                                                                                       9.60              5.60            --
                                                                                       9.95              9.60            --
                                                                                      10.00              9.95            --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $ 9.63            $10.55            --
                                                                                      10.13              9.63            --
                                                                                       8.53             10.13            --
                                                                                       6.90              8.53            --
                                                                                      11.67              6.90            --
                                                                                      10.17             11.67            --
                                                                                      10.00             10.17            --
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $ 7.59            $ 8.72         1,508
   Class 2                                                                             9.27              7.59         1,662
                                                                                       8.35              9.27         1,422
                                                                                       6.20              8.35           715
                                                                                      12.32              6.20         1,188
                                                                                      10.55             12.32         2,665
                                                                                      10.00             10.55            --
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $10.83            $11.34         1,721
                                                                                      10.81             10.83            --
                                                                                      10.14             10.81            --
                                                                                       7.20             10.14           608
                                                                                      10.11              7.20           926
                                                                                      10.19             10.11         2,166
                                                                                      10.00             10.19            --
--------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                               $13.07            $14.58            --
                                                                                      12.75             13.07            --
                                                                                      11.42             12.75            --
                                                                                       7.67             11.42            --
                                                                                      10.62              7.67            --
                                                                                      10.55             10.62            --
                                                                                      10.00             10.55            --
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                     2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                  2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2012
   Class 2                                                                     2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                         2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $ 8.44            $ 9.64            --     2012
                                                                          9.99              8.44         2,267     2011
                                                                          8.68              9.99         1,991     2010
                                                                          6.89              8.68           713     2009
                                                                         12.14              6.89         1,053     2008
                                                                         10.31             12.14            --     2007
                                                                         10.00             10.31            --     2006
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $10.32            $11.57         1,792     2012
                                                                         10.99             10.32         1,876     2011
                                                                          9.56             10.99         2,951     2010
                                                                          7.08              9.56         3,133     2009
                                                                         11.00              7.08         3,409     2008
                                                                         10.37             11.00         3,270     2007
                                                                         10.00             10.37         1,230     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 9.40            $10.66         7,930     2012
                                                                          9.90              9.40            --     2011
                                                                          8.67              9.90            --     2010
                                                                          6.55              8.67            --     2009
                                                                         11.71              6.55            --     2008
                                                                         10.22             11.71         2,356     2007
                                                                         10.00             10.22            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 8.77            $10.47            --     2012
                                                                          9.24              8.77            --     2011
                                                                          8.02              9.24            --     2010
                                                                          6.05              8.02            --     2009
                                                                         10.56              6.05            --     2008
                                                                         10.13             10.56            --     2007
                                                                         10.00             10.13            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 8.47            $ 9.68         4,018     2012
                                                                          8.62              8.47            --     2011
                                                                          7.68              8.62            --     2010
                                                                          6.06              7.68            --     2009
                                                                         10.84              6.06            --     2008
                                                                         10.97             10.84         2,019     2007
                                                                         10.00             10.97            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 8.96            $10.35            --     2012
                                                                          9.06              8.96            --     2011
                                                                          8.10              9.06            --     2010
                                                                          6.53              8.10            --     2009
                                                                         11.51              6.53            --     2008
                                                                         10.53             11.51            --     2007
                                                                         10.00             10.53            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $10.00            $10.64         1,222     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 9.44            $10.55            --     2012
                                                                          9.67              9.44            --     2011
                                                                          8.00              9.67            --     2010
                                                                          6.40              8.00            --     2009
                                                                         12.44              6.40            --     2008
                                                                         10.06             12.44            --     2007
                                                                         10.00             10.06            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                         $10.00            $10.79         1,807     2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $11.73            $12.09         4,842     2012
                                                                                   11.22             11.73            --     2011
                                                                                   10.68             11.22            --     2010
                                                                                    9.47             10.68            --     2009
                                                                                   10.05              9.47            --     2008
                                                                                   10.00             10.05         2,178     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 9.68            $10.83         3,621     2012
                                                                                   11.12              9.68            --     2011
                                                                                    8.86             11.12            --     2010
                                                                                    6.49              8.86            --     2009
                                                                                   11.01              6.49            --     2008
                                                                                    9.77             11.01         1,002     2007
                                                                                   10.00              9.77            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 8.69            $10.79            --     2012
                                                                                    9.79              8.69            --     2011
                                                                                    7.93              9.79            --     2010
                                                                                    5.17              7.93            --     2009
                                                                                   10.87              5.17            --     2008
                                                                                   10.56             10.87            --     2007
                                                                                   10.00             10.56            --     2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.19            $12.31        37,093     2012
                                                                                   11.19             11.19        41,924     2011
                                                                                   10.17             11.19        50,433     2010
                                                                                    7.68             10.17        54,106     2009
                                                                                   11.19              7.68        75,638     2008
                                                                                   11.04             11.19        80,359     2007
                                                                                   10.00             11.04         8,722     2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.15            $ 9.18            --     2012
                                                                                    8.48              8.15            --     2011
                                                                                    7.87              8.48            --     2010
                                                                                    6.19              7.87            --     2009
                                                                                    9.89              6.19            --     2008
                                                                                   10.00              9.89            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.70            $ 9.70            --     2012
                                                                                    9.00              8.70         2,232     2011
                                                                                    8.29              9.00         2,200     2010
                                                                                    6.73              8.29         1,853     2009
                                                                                   10.96              6.73         2,613     2008
                                                                                   10.85             10.96            --     2007
                                                                                   10.00             10.85            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.54            $ 8.92            --     2012
                                                                                    8.30              7.54            --     2011
                                                                                    7.92              8.30            --     2010
                                                                                    6.18              7.92            --     2009
                                                                                   10.98              6.18            --     2008
                                                                                   10.99             10.98            --     2007
                                                                                   10.00             10.99            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
-------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares              $ 9.83            $10.89             --    2012
                                                         10.23              9.83             --    2011
                                                          9.39             10.23             --    2010
                                                          7.67              9.39             --    2009
                                                         11.71              7.67             --    2008
                                                         10.89             11.71             --    2007
                                                         10.00             10.89             --    2006
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $11.35            $11.71             --    2012
                                                         10.84             11.35             --    2011
                                                         10.32             10.84             --    2010
                                                          9.79             10.32             --    2009
                                                         10.57              9.79             --    2008
                                                         10.33             10.57             --    2007
                                                         10.00             10.33             --    2006
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $ 9.60            $11.33             --    2012
                                                          9.79              9.60             --    2011
                                                          8.98              9.79             --    2010
                                                          6.63              8.98             --    2009
                                                         10.72              6.63             --    2008
                                                         10.42             10.72             --    2007
                                                         10.00             10.42             --    2006
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $11.30            $12.89            511    2012
                                                         10.53             11.30            584    2011
                                                          8.36             10.53            638    2010
                                                          6.31              8.36            370    2009
                                                         10.10              6.31            624    2008
                                                         12.15             10.10             --    2007
                                                         10.00             12.15             --    2006
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $ 9.32            $10.53             --    2012
                                                          9.38              9.32             --    2011
                                                          8.37              9.38             --    2010
                                                          6.78              8.37             --    2009
                                                         11.10              6.78             --    2008
                                                         10.82             11.10          1,479    2007
                                                         10.00             10.82             --    2006
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $ 9.67            $10.82             --    2012
                                                          9.60              9.67             --    2011
                                                          7.71              9.60             --    2010
                                                          6.04              7.71             --    2009
                                                          9.90              6.04             --    2008
                                                          9.91              9.90             --    2007
                                                         10.00              9.91             --    2006
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                   $ 9.44            $10.34         57,829    2012
                                                          9.97              9.44         66,707    2011
                                                          9.34              9.97         71,186    2010
                                                          7.93              9.34         77,622    2009
                                                         11.50              7.93         91,869    2008
                                                         10.56             11.50        106,203    2007
                                                         10.00             10.56         19,138    2006
-------------------------------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                                  $ 9.32            $10.54            --
                                                                                        9.83              9.32            --
                                                                                        9.13              9.83            --
                                                                                        7.10              9.13            --
                                                                                       11.38              7.10            --
                                                                                       10.79             11.38            --
                                                                                       10.00             10.79            --
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares                                   $10.00            $ 9.90            --
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                                $11.88            $13.15         2,907
                                                                                       12.00             11.88         3,271
                                                                                       11.37             12.00         5,344
                                                                                        9.27             11.37         3,821
                                                                                       11.31              9.27         3,969
                                                                                       10.50             11.31         4,461
                                                                                       10.00             10.50         1,931
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                   $10.17            $12.30         1,591
                                                                                       11.19             10.17         1,254
                                                                                       10.77             11.19         1,178
                                                                                        7.55             10.77         1,721
                                                                                       13.88              7.55         2,848
                                                                                       10.41             13.88         2,015
                                                                                       10.00             10.41            --
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $ 9.32            $10.77            --
                                                                                        9.34              9.32            --
                                                                                        7.67              9.34            --
                                                                                        5.85              7.67            --
                                                                                       10.08              5.85            --
                                                                                       10.29             10.08            --
                                                                                       10.00             10.29            --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 8.71            $ 9.70            --
                                                                                        8.28              8.71           201
                                                                                        7.56              8.28         2,344
                                                                                        6.31              7.56         2,382
                                                                                        9.94              6.31         2,348
                                                                                       10.00              9.94         2,259
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --              $ 7.71            $ 8.65            --
   Class I                                                                              8.41              7.71            --
                                                                                        7.39              8.41            --
                                                                                        5.85              7.39            --
                                                                                        9.44              5.85            --
                                                                                       10.00              9.44            --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                        $ 9.96            $11.34            --
                                                                                       10.16              9.96            --
                                                                                        9.27             10.16            --
                                                                                        6.83              9.27            --
                                                                                       11.10              6.83            --
                                                                                       10.24             11.10            --
                                                                                       10.00             10.24            --
---------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                            2012
                                                                                2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares                             2012
------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          2012
                                                                                2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             2012
                                                                                2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2012
                                                                                2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2012
                                                                                2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --        2012
   Class I                                                                      2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  2012
                                                                                2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares              $ 9.47            $10.99            --     2012
                                                                       9.94              9.47            --     2011
                                                                       9.18              9.94            --     2010
                                                                       7.43              9.18            --     2009
                                                                      11.40              7.43            --     2008
                                                                      10.61             11.40            --     2007
                                                                      10.00             10.61            --     2006
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $10.01            $10.84           628     2012
                                                                      10.09             10.01         1,120     2011
                                                                       9.42             10.09         2,856     2010
                                                                       8.20              9.42         2,094     2009
                                                                      10.81              8.20         1,981     2008
                                                                      10.65             10.81         1,975     2007
                                                                      10.00             10.65            --     2006
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $13.73            $15.18            --     2012
                                                                      13.20             13.73            --     2011
                                                                      11.91             13.20            --     2010
                                                                       9.18             11.91            --     2009
                                                                      15.12              9.18            --     2008
                                                                      12.14             15.12            --     2007
                                                                      10.00             12.14            --     2006
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     $ 7.66            $ 8.38         1,560     2012
                                                                       7.81              7.66         1,696     2011
                                                                       7.10              7.81         3,328     2010
                                                                       5.98              7.10         3,548     2009
                                                                      10.86              5.98         3,617     2008
                                                                      10.75             10.86         3,011     2007
                                                                      10.00             10.75         1,889     2006
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $ 8.65            $ 9.61            --     2012
                                                                       8.98              8.65            --     2011
                                                                       8.43              8.98            --     2010
                                                                       5.99              8.43            --     2009
                                                                      11.28              5.99            --     2008
                                                                      10.15             11.28            --     2007
                                                                      10.00             10.15            --     2006
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares            $ 8.75            $10.33         1,893     2012
                                                                       9.80              8.75         2,186     2011
                                                                       8.67              9.80         2,014     2010
                                                                       6.37              8.67         1,050     2009
                                                                      10.94              6.37         1,716     2008
                                                                      10.56             10.94            --     2007
                                                                      10.00             10.56            --     2006
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                  $ 8.95            $10.19         3,837     2012
                                                                       9.19              8.95         8,651     2011
                                                                       8.13              9.19         8,621     2010
                                                                       6.50              8.13         2,625     2009
                                                                      10.85              6.50         3,930     2008
                                                                      10.67             10.85            --     2007
                                                                      10.00             10.67            --     2006
--------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 8.85            $10.17         3,887     2012
                                                                                  9.28              8.85         4,352     2011
                                                                                  7.73              9.28         4,248     2010
                                                                                  5.78              7.73           405     2009
                                                                                  9.55              5.78           645     2008
                                                                                  9.92              9.55         1,719     2007
                                                                                 10.00              9.92            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 7.77            $ 8.81            --     2012
                                                                                  7.89              7.77            --     2011
                                                                                  6.35              7.89            --     2010
                                                                                  4.92              6.35            --     2009
                                                                                  9.92              4.92            --     2008
                                                                                  9.58              9.92            --     2007
                                                                                 10.00              9.58            --     2006
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $11.68            $13.09            --     2012
                                                                                 11.73             11.68            --     2011
                                                                                 10.63             11.73            --     2010
                                                                                  8.97             10.63            --     2009
                                                                                 10.92              8.97            --     2008
                                                                                 10.34             10.92            --     2007
                                                                                 10.00             10.34            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.21            $13.63           954     2012
                                                                                 12.10             12.21         1,568     2011
                                                                                 10.83             12.10         1,622     2010
                                                                                  7.91             10.83           571     2009
                                                                                 10.58              7.91           914     2008
                                                                                 10.47             10.58            --     2007
                                                                                 10.00             10.47            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $16.49            $16.82            --     2012
                                                                                 13.21             16.49            --     2011
                                                                                 12.12             13.21            --     2010
                                                                                 12.98             12.12           485     2009
                                                                                 11.33             12.98           528     2008
                                                                                 10.58             11.33         1,930     2007
                                                                                 10.00             10.58            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.66            $12.06         6,478     2012
                                                                                 11.81             11.66         6,498     2011
                                                                                 11.49             11.81         6,597     2010
                                                                                 10.38             11.49         4,216     2009
                                                                                 10.68             10.38         5,316     2008
                                                                                 10.19             10.68        12,339     2007
                                                                                 10.00             10.19            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                         $13.31            $14.25         4,116     2012
                                                                                 13.16             13.31         4,763     2011
                                                                                 12.46             13.16         4,931     2010
                                                                                 11.19             12.46         1,210     2009
                                                                                 10.94             11.19         1,538     2008
                                                                                 10.30             10.94         2,008     2007
                                                                                 10.00             10.30            --     2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $10.07            $10.87            --     2012
                                                                 10.80             10.07            --     2011
                                                                 10.30             10.80            --     2010
                                                                  6.70             10.30            --     2009
                                                                 11.32              6.70            --     2008
                                                                 10.53             11.32         1,914     2007
                                                                 10.00             10.53            --     2006
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 9.81            $11.08            --     2012
                                                                 10.05              9.81            --     2011
                                                                  9.24             10.05            --     2010
                                                                  6.63              9.24            --     2009
                                                                 10.88              6.63            --     2008
                                                                  9.99             10.88            --     2007
                                                                 10.00              9.99            --     2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $10.62            $10.07           652     2012
                                                                 13.49             10.62            --     2011
                                                                 10.83             13.49            --     2010
                                                                  6.29             10.83           289     2009
                                                                 13.76              6.29           629     2008
                                                                  9.54             13.76           418     2007
                                                                 10.00              9.54            --     2006
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $11.43            $13.03            --     2012
                                                                 11.45             11.43            --     2011
                                                                  9.90             11.45            --     2010
                                                                  6.67              9.90            --     2009
                                                                 11.76              6.67            --     2008
                                                                 10.22             11.76            --     2007
                                                                 10.00             10.22            --     2006
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $11.58            $13.61            --     2012
                                                                 12.55             11.58            --     2011
                                                                 10.00             12.55            --     2010
---------------------------------------------------------------------------------------------------------------

         LIFETIME INCOME PLUS (FOR SINGLE ANNUITANT CONTRACTS) ELECTED



                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             $10.21            $11.37            --     2012
                                                                                10.44             10.21            --     2011
                                                                                 9.75             10.44            --     2010
                                                                                 7.77              9.75            --     2009
                                                                                11.37              7.77            --     2008
                                                                                10.75             11.37           480     2007
                                                                                10.00             10.75           512     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   $11.54            $13.00        10,280     2012
                                                                                12.68             11.54         9,351     2011
                                                                                11.51             12.68        12,456     2010
                                                                                 8.73             11.51        20,141     2009
                                                                                15.00              8.73        22,719     2008
                                                                                13.41             15.00        35,808     2007
                                                                                10.72             13.41        32,176     2006
                                                                                10.00             10.72           437     2005
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares           $10.00            $ 9.45            --     2012
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series II shares          $10.41            $11.54            --     2012
                                                                                11.37             10.41            --     2011
                                                                                 9.72             11.37            --     2010
                                                                                 6.00              9.72            --     2009
                                                                                12.06              6.00            --     2008
                                                                                10.57             12.06            --     2007
                                                                                10.53             10.57            --     2006
                                                                                10.00             10.53            --     2005
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    $ 9.76            $11.35            --     2012
                                                                                10.19              9.76            --     2011
                                                                                 9.00             10.19            --     2010
                                                                                 7.17              9.00           389     2009
                                                                                11.42              7.17           396     2008
                                                                                11.96             11.42        32,056     2007
                                                                                10.54             11.96        10,385     2006
                                                                                10.00             10.54            --     2005
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares           $ 9.30            $10.22           768     2012
                                                                                 9.63              9.30           860     2011
                                                                                 8.79              9.63         2,148     2010
                                                                                 7.34              8.79         2,237     2009
                                                                                 9.71              7.34         2,241     2008
                                                                                10.00              9.71         2,595     2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares         $ 7.72            $ 8.88         1,159     2012
                                                                                 8.17              7.72         2,793     2011
                                                                                 7.81              8.17         8,884     2010
                                                                                 5.41              7.81        11,083     2009
                                                                                11.49              5.41        13,522     2008
                                                                                11.60             11.49        10,434     2007
                                                                                10.50             11.60        10,769     2006
                                                                                10.00             10.50         1,173     2005
------------------------------------------------------------------------------------------------------------------------------

                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 8.64            $ 9.58            --     2012
                                                                            9.11              8.64            --     2011
                                                                            8.45              9.11            --     2010
                                                                            6.94              8.45            --     2009
                                                                           10.17              6.94            --     2008
                                                                           10.00             10.17         2,501     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 8.84            $ 9.79            --     2012
                                                                           11.80              8.84            --     2011
                                                                           10.17             11.80            --     2010
                                                                            6.79             10.17            --     2009
                                                                           13.22              6.79            --     2008
                                                                           11.27             13.22            --     2007
                                                                           10.64             11.27            --     2006
                                                                           10.00             10.64            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 9.62            $11.03            --     2012
                                                                            9.27              9.62            --     2011
                                                                            8.40              9.27            --     2010
                                                                            7.14              8.40           357     2009
                                                                           12.31              7.14           340     2008
                                                                           12.01             12.31           292     2007
                                                                           10.49             12.01         1,100     2006
                                                                           10.00             10.49            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 7.01            $ 7.83        25,481     2012
                                                                            8.90              7.01        25,829     2011
                                                                            8.73              8.90        25,933     2010
                                                                            6.64              8.73        30,524     2009
                                                                           14.54              6.64        34,405     2008
                                                                           14.08             14.54        79,151     2007
                                                                           10.65             14.08        63,437     2006
                                                                           10.00             10.65         1,495     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 9.42            $10.75            --     2012
                                                                           10.00              9.42            --     2011
                                                                            9.31             10.00            --     2010
                                                                            6.94              9.31            --     2009
                                                                           11.80              6.94            --     2008
                                                                           10.62             11.80            --     2007
                                                                           10.93             10.62           884     2006
                                                                           10.00             10.93            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $10.46            $11.73            --     2012
                                                                           10.26             10.46            --     2011
                                                                            7.68             10.26            --     2010
                                                                            5.56              7.68            --     2009
                                                                           10.45              5.56            --     2008
                                                                            9.40             10.45            --     2007
                                                                           10.00              9.40            --     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $12.40            $13.02        15,689     2012
                                                                           11.34             12.40        18,479     2011
                                                                           11.03             11.34        21,308     2010
                                                                           10.23             11.03        37,019     2009
                                                                           10.63             10.23        33,472     2008
                                                                            9.93             10.63            --     2007
                                                                           10.00              9.93           948     2006
                                                                           10.00             10.00            --     2005
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                $10.22            $11.37             --
                                                                                      10.75             10.22             --
                                                                                       9.77             10.75             --
                                                                                       7.63              9.77             --
                                                                                      12.37              7.63             --
                                                                                      12.46             12.37             --
                                                                                      10.47             12.46             --
                                                                                      10.00             10.47             --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $12.66            $13.61        156,101
                                                                                      13.43             12.66        120,255
                                                                                      12.51             13.43        140,152
                                                                                      10.58             12.51        146,772
                                                                                      13.47             10.58        155,872
                                                                                      11.80             13.47        174,549
                                                                                      10.36             11.80         91,525
                                                                                      10.00             10.36             --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                           $ 9.67            $10.86             --
                                                                                       9.67              9.67             --
                                                                                       8.59              9.67             --
                                                                                       6.93              8.59             --
                                                                                      12.00              6.93             --
                                                                                      11.35             12.00             --
                                                                                      10.86             11.35             --
                                                                                      10.00             10.86             --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                        $ 9.82            $10.88             --
                                                                                      10.31              9.82             --
                                                                                       8.22             10.31             --
                                                                                       6.56              8.22             --
                                                                                      11.22              6.56             --
                                                                                      11.61             11.22            948
                                                                                      10.57             11.61            882
                                                                                      10.00             10.57             --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $10.53            $11.56             --
                                                                                      11.06             10.53            702
                                                                                       9.30             11.06            741
                                                                                       7.51              9.30          2,755
                                                                                      12.68              7.51          2,923
                                                                                      11.04             12.68          2,595
                                                                                      10.64             11.04          4,574
                                                                                      10.00             10.64             --
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $ 9.75            $11.21          7,421
   Class 2                                                                            11.89              9.75         10,441
                                                                                      10.69             11.89          9,114
                                                                                       7.92             10.69         13,103
                                                                                      15.73              7.92         15,317
                                                                                      13.44             15.73         31,273
                                                                                      11.15             13.44         34,073
                                                                                      10.00             11.15             --
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                          2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                     2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                  2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2012
   Class 2                                                                     2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                 $11.08            $11.63          8,865    2012
                                                                11.05             11.08            220    2011
                                                                10.35             11.05            240    2010
                                                                 7.33             10.35         10,269    2009
                                                                10.29              7.33         11,907    2008
                                                                10.35             10.29         28,993    2007
                                                                10.04             10.35             --    2006
                                                                10.00             10.04             --    2005
--------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $13.65            $15.25             --    2012
                                                                13.30             13.65             --    2011
                                                                11.89             13.30             --    2010
                                                                 7.97             11.89             90    2009
                                                                11.03              7.97            105    2008
                                                                10.93             11.03            508    2007
                                                                10.11             10.93          1,268    2006
                                                                10.00             10.11            421    2005
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $ 9.80            $11.22          2,020    2012
                                                                11.59              9.80         14,107    2011
                                                                10.06             11.59         12,643    2010
                                                                 7.97             10.06         10,346    2009
                                                                14.03              7.97         11,160    2008
                                                                11.89             14.03             --    2007
                                                                10.61             11.89             --    2006
                                                                10.00             10.61             --    2005
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $11.30            $12.40          4,821    2012
                                                                11.88             11.30          9,078    2011
                                                                10.66             11.88         12,544    2010
                                                                 8.47             10.66         12,761    2009
                                                                12.18              8.47         16,547    2008
                                                                10.81             12.18         17,051    2007
                                                                10.32             10.81         18,475    2006
                                                                10.00             10.32             --    2005
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $10.41            $11.69         98,115    2012
                                                                11.07             10.41        132,557    2011
                                                                 9.61             11.07        145,128    2010
                                                                 7.10              9.61        163,938    2009
                                                                11.03              7.10        169,828    2008
                                                                10.38             11.03        193,300    2007
                                                                10.00             10.38        113,483    2006
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $10.78            $12.24         43,376    2012
                                                                11.34             10.78             --    2011
                                                                 9.91             11.34             --    2010
                                                                 7.48              9.91            352    2009
                                                                13.35              7.48            380    2008
                                                                11.64             13.35         27,962    2007
                                                                10.68             11.64         18,496    2006
                                                                10.00             10.68             --    2005
--------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $10.53            $12.59            --     2012
                                                                         11.08             10.53            --     2011
                                                                          9.60             11.08            --     2010
                                                                          7.23              9.60            --     2009
                                                                         12.60              7.23            --     2008
                                                                         12.07             12.60            --     2007
                                                                         10.85             12.07            --     2006
                                                                         10.00             10.85            --     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 9.60            $10.99        21,309     2012
                                                                          9.75              9.60           991     2011
                                                                          8.68              9.75         6,083     2010
                                                                          6.83              8.68        11,740     2009
                                                                         12.21              6.83        12,975     2008
                                                                         12.33             12.21        37,733     2007
                                                                         10.51             12.33        15,354     2006
                                                                         10.00             10.51         1,166     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 9.99            $11.55            --     2012
                                                                         10.07              9.99            --     2011
                                                                          8.99             10.07            --     2010
                                                                          7.24              8.99            --     2009
                                                                         12.74              7.24            --     2008
                                                                         11.65             12.74            --     2007
                                                                         10.55             11.65            --     2006
                                                                         10.00             10.55            --     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $10.00            $10.65         7,254     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $10.37            $11.61         1,077     2012
                                                                         10.61             10.37         1,086     2011
                                                                          8.76             10.61         6,760     2010
                                                                          7.00              8.76        10,219     2009
                                                                         13.58              7.00        10,702     2008
                                                                         10.97             13.58         8,899     2007
                                                                         10.52             10.97        11,835     2006
                                                                         10.00             10.52           918     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                         $10.00            $10.81        11,423     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.81            $12.20        30,842     2012
                                                                         11.28             11.81            --     2011
                                                                         10.73             11.28            --     2010
                                                                          9.50             10.73           264     2009
                                                                         10.06              9.50           231     2008
                                                                         10.00             10.06        29,771     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $11.70            $13.11        17,926     2012
                                                                         13.42             11.70         1,161     2011
                                                                         10.67             13.42         4,324     2010
                                                                          7.81             10.67         6,653     2009
                                                                         13.22              7.81         7,841     2008
                                                                         11.72             13.22        19,688     2007
                                                                         10.66             11.72        10,237     2006
                                                                         10.00             10.66         1,032     2005
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $10.13            $12.58             --    2012
                                                                                   11.38             10.13             --    2011
                                                                                    9.21             11.38             --    2010
                                                                                    5.99              9.21             --    2009
                                                                                   12.58              5.99             --    2008
                                                                                   12.20             12.58             --    2007
                                                                                   10.75             12.20             --    2006
                                                                                   10.00             10.75             --    2005
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.71            $12.91        395,009    2012
                                                                                   11.70             11.71        475,988    2011
                                                                                   10.62             11.70        546,217    2010
                                                                                    8.00             10.62        639,726    2009
                                                                                   11.64              8.00        743,113    2008
                                                                                   11.47             11.64        813,173    2007
                                                                                    9.92             11.47        430,036    2006
                                                                                   10.00              9.92         20,760    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.21            $ 9.26          6,424    2012
                                                                                    8.52              8.21          6,709    2011
                                                                                    7.90              8.52         12,385    2010
                                                                                    6.20              7.90          8,306    2009
                                                                                    9.89              6.20          8,678    2008
                                                                                   10.00              9.89          9,801    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.77            $ 9.80          2,416    2012
                                                                                    9.06              8.77         16,038    2011
                                                                                    8.33              9.06         16,200    2010
                                                                                    6.76              8.33         30,967    2009
                                                                                   10.99              6.76         32,215    2008
                                                                                   10.86             10.99             --    2007
                                                                                   10.00             10.86         20,039    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.61            $ 9.01             --    2012
                                                                                    8.36              7.61             --    2011
                                                                                    7.96              8.36             --    2010
                                                                                    6.21              7.96             --    2009
                                                                                   11.01              6.21             --    2008
                                                                                   11.00             11.01             --    2007
                                                                                   10.00             11.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $10.84            $12.02             --    2012
                                                                                   11.27             10.84             --    2011
                                                                                   10.32             11.27             --    2010
                                                                                    8.42             10.32             --    2009
                                                                                   12.83              8.42             --    2008
                                                                                   11.92             12.83             --    2007
                                                                                   10.34             11.92             --    2006
                                                                                   10.00             10.34             --    2005
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $11.32            $11.70             --    2012
                                                                                   10.79             11.32             --    2011
                                                                                   10.26             10.79             --    2010
                                                                                    9.72             10.26             --    2009
                                                                                   10.48              9.72             --    2008
                                                                                   10.22             10.48             --    2007
                                                                                   10.01             10.22         53,606    2006
                                                                                   10.00             10.01             --    2005
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $10.29            $12.17              --   2012
                                                         10.47             10.29              --   2011
                                                          9.60             10.47              --   2010
                                                          7.07              9.60              --   2009
                                                         11.42              7.07              --   2008
                                                         11.08             11.42              --   2007
                                                         10.39             11.08              --   2006
                                                         10.00             10.39              --   2005
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $13.06            $14.92           2,708   2012
                                                         12.16             13.06           3,511   2011
                                                          9.64             12.16           3,943   2010
                                                          7.26              9.64           5,404   2009
                                                         11.61              7.26           6,407   2008
                                                         13.94             11.61              --   2007
                                                         10.72             13.94              --   2006
                                                         10.00             10.72              --   2005
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $10.21            $11.56              --   2012
                                                         10.27             10.21              --   2011
                                                          9.14             10.27              --   2010
                                                          7.40              9.14             229   2009
                                                         12.09              7.40             229   2008
                                                         11.76             12.09          18,383   2007
                                                         10.42             11.76              --   2006
                                                         10.00             10.42              --   2005
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $11.29            $12.65              --   2012
                                                         11.20             11.29              --   2011
                                                          8.98             11.20              --   2010
                                                          7.02              8.98              --   2009
                                                         11.50              7.02              --   2008
                                                         11.48             11.50              --   2007
                                                         10.36             11.48              --   2006
                                                         10.00             10.36              --   2005
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $10.50            $11.56          81,319   2012
                                                         11.05             10.50         106,409   2011
                                                         10.30             11.05         116,870   2010
                                                          8.72             10.30         169,972   2009
                                                         12.61              8.72         180,763   2008
                                                         11.55             12.61         205,043   2007
                                                         10.38             11.55         264,839   2006
                                                         10.00             10.38          90,393   2005
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                   $ 9.52            $10.45         617,688   2012
                                                         10.04              9.52         725,057   2011
                                                          9.39             10.04         811,731   2010
                                                          7.96              9.39         922,745   2009
                                                         11.53              7.96         962,605   2008
                                                         10.57             11.53       1,087,067   2007
                                                         10.00             10.57         575,312   2006
-------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                    $10.23            $11.59              --   2012
                                                         10.78             10.23              --   2011
                                                          9.99             10.78              --   2010
                                                          7.76              9.99              --   2009
                                                         12.42              7.76              --   2008
                                                         11.75             12.42              --   2007
                                                         10.35             11.75              --   2006
                                                         10.00             10.35              --   2005
-------------------------------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                                    $10.68            $12.38            --
                                                                                       11.67             10.68            --
                                                                                        9.54             11.67            --
                                                                                        7.33              9.54         1,519
                                                                                       11.90              7.33         1,772
                                                                                       11.80             11.90         1,571
                                                                                       10.38             11.80         2,250
                                                                                       10.00             10.38            --
---------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares                                   $10.00            $ 9.91        28,091
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                                $12.83            $14.23        54,605
                                                                                       12.94             12.83        28,493
                                                                                       12.24             12.94        39,412
                                                                                        9.97             12.24        39,462
                                                                                       12.14              9.97        44,814
                                                                                       11.26             12.14        39,175
                                                                                       10.42             11.26        52,405
                                                                                       10.00             10.42           731
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                   $11.05            $13.39         8,780
                                                                                       12.15             11.05         8,440
                                                                                       11.66             12.15         8,087
                                                                                        8.17             11.66        26,967
                                                                                       15.00              8.17        32,576
                                                                                       11.22             15.00        25,122
                                                                                       10.52             11.22        23,832
                                                                                       10.00             10.52            --
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $10.29            $11.92            --
                                                                                       10.30             10.29            --
                                                                                        8.44             10.30            --
                                                                                        6.43              8.44            --
                                                                                       11.07              6.43            --
                                                                                       11.28             11.07            --
                                                                                       10.41             11.28            --
                                                                                       10.00             10.41            --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 8.77            $ 9.78        15,071
                                                                                        8.32              8.77        16,268
                                                                                        7.59              8.32        20,115
                                                                                        6.33              7.59        21,549
                                                                                        9.95              6.33        21,654
                                                                                       10.00              9.95        10,829
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --              $ 7.76            $ 8.73            --
   Class I                                                                              8.46              7.76            --
                                                                                        7.42              8.46            --
                                                                                        5.86              7.42            --
                                                                                        9.45              5.86            --
                                                                                       10.00              9.45            --
---------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                              2012
                                                                                2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares                             2012
------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          2012
                                                                                2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             2012
                                                                                2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2012
                                                                                2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2012
                                                                                2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --        2012
   Class I                                                                      2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------

                                                                                                      NUMBER OF
                                                                    ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                   UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                      BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares         $10.73            $12.24            --     2012
                                                                        10.93             10.73            --     2011
                                                                         9.97             10.93            --     2010
                                                                         7.33              9.97           107     2009
                                                                        11.89              7.33           116     2008
                                                                        10.95             11.89           107     2007
                                                                        10.43             10.95           119     2006
                                                                        10.00             10.43            --     2005
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $10.41            $12.10            --     2012
                                                                        10.91             10.41            --     2011
                                                                        10.06             10.91            --     2010
                                                                         8.13             10.06            --     2009
                                                                        12.45              8.13            --     2008
                                                                        11.57             12.45            --     2007
                                                                        10.50             11.57            --     2006
                                                                        10.00             10.50            --     2005
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $12.85            $15.19            --     2012
                                                                        14.68             12.85            --     2011
                                                                        11.04             14.68            --     2010
                                                                         6.93             11.04           168     2009
                                                                        11.72              6.93           222     2008
                                                                        11.72             11.72           191     2007
                                                                        10.61             11.72           832     2006
                                                                        10.00             10.61            --     2005
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $10.52            $11.42        45,580     2012
                                                                        10.59             10.52        56,818     2011
                                                                         9.88             10.59        64,963     2010
                                                                         8.58              9.88        72,824     2009
                                                                        11.29              8.58        77,670     2008
                                                                        11.11             11.29        92,286     2007
                                                                        10.18             11.11        62,600     2006
                                                                        10.00             10.18            --     2005
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $14.63            $16.20            --     2012
                                                                        14.04             14.63            --     2011
                                                                        12.65             14.04            --     2010
                                                                         9.73             12.65            --     2009
                                                                        16.00              9.73            --     2008
                                                                        12.83             16.00            --     2007
                                                                        10.02             12.83            --     2006
                                                                        10.00             10.02            --     2005
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                       $ 7.83            $ 8.58        33,298     2012
                                                                         7.97              7.83        33,188     2011
                                                                         7.24              7.97        34,583     2010
                                                                         6.08              7.24        12,485     2009
                                                                        11.03              6.08        21,111     2008
                                                                        10.90             11.03        22,460     2007
                                                                        10.06             10.90        21,536     2006
                                                                        10.00             10.06        11,067     2005
----------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 9.56            $10.64            --     2012
                                                                                  9.91              9.56            --     2011
                                                                                  9.29              9.91            --     2010
                                                                                  6.59              9.29            --     2009
                                                                                 12.40              6.59            --     2008
                                                                                 11.13             12.40            --     2007
                                                                                 10.57             11.13            --     2006
                                                                                 10.00             10.57            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $10.17            $12.03        10,308     2012
                                                                                 11.37             10.17        13,593     2011
                                                                                 10.05             11.37        12,774     2010
                                                                                  7.37             10.05        15,318     2009
                                                                                 12.64              7.37        18,032     2008
                                                                                 12.18             12.64            --     2007
                                                                                 10.61             12.18            --     2006
                                                                                 10.00             10.61            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 9.92            $11.32        25,824     2012
                                                                                 10.18              9.92        56,060     2011
                                                                                  8.99             10.18        57,241     2010
                                                                                  7.18              8.99        39,954     2009
                                                                                 11.96              7.18        43,179     2008
                                                                                 11.74             11.96            --     2007
                                                                                 10.46             11.74        41,494     2006
                                                                                 10.00             10.46            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $10.66            $12.27        20,529     2012
                                                                                 11.17             10.66        26,552     2011
                                                                                  9.28             11.17        29,942     2010
                                                                                  6.93              9.28        13,657     2009
                                                                                 11.44              6.93        15,964     2008
                                                                                 11.86             11.44        28,083     2007
                                                                                 10.58             11.86         9,757     2006
                                                                                 10.00             10.58           907     2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 8.73            $ 9.92            --     2012
                                                                                  8.85              8.73            --     2011
                                                                                  7.12              8.85            --     2010
                                                                                  5.50              7.12            --     2009
                                                                                 11.08              5.50            --     2008
                                                                                 10.68             11.08            --     2007
                                                                                 10.64             10.68            --     2006
                                                                                 10.00             10.64            --     2005
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $11.77            $13.22            --     2012
                                                                                 11.81             11.77            --     2011
                                                                                 10.69             11.81            --     2010
                                                                                  9.00             10.69            --     2009
                                                                                 10.94              9.00            --     2008
                                                                                 10.34             10.94            --     2007
                                                                                 10.11             10.34            --     2006
                                                                                 10.00             10.11            --     2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $12.67            $14.16          6,566    2012
                                                                              12.53             12.67         11,391    2011
                                                                              11.19             12.53         13,825    2010
                                                                               8.16             11.19         12,915    2009
                                                                              10.91              8.16         15,548    2008
                                                                              10.78             10.91          5,404    2007
                                                                              10.10             10.78         26,056    2006
                                                                              10.00             10.10            123    2005
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $15.60            $15.93             --    2012
                                                                              12.48             15.60             --    2011
                                                                              11.43             12.48             --    2010
                                                                              12.22             11.43         10,369    2009
                                                                              10.65             12.22         19,884    2008
                                                                               9.93             10.65         31,632    2007
                                                                              10.03              9.93         24,888    2006
                                                                              10.00             10.03             --    2005
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.72            $12.13         42,149    2012
                                                                              11.85             11.72         49,507    2011
                                                                              11.51             11.85         59,861    2010
                                                                              10.38             11.51         88,906    2009
                                                                              10.66             10.38         83,568    2008
                                                                              10.16             10.66        195,688    2007
                                                                               9.99             10.16         34,363    2006
                                                                              10.00              9.99          2,470    2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.20            $14.15         27,421    2012
                                                                              13.03             13.20         36,197    2011
                                                                              12.32             13.03         42,755    2010
                                                                              11.05             12.32         28,119    2009
                                                                              10.78             11.05         26,628    2008
                                                                              10.14             10.78         39,645    2007
                                                                               9.98             10.14        119,630    2006
                                                                              10.00              9.98          1,376    2005
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $11.42            $12.35             --    2012
                                                                              12.23             11.42             --    2011
                                                                              11.65             12.23             --    2010
                                                                               7.57             11.65            240    2009
                                                                              12.77              7.57            299    2008
                                                                              11.85             12.77         23,173    2007
                                                                              10.67             11.85         40,830    2006
                                                                              10.00             10.67             --    2005
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.56            $11.95             --    2012
                                                                              10.81             10.56             --    2011
                                                                               9.91             10.81             --    2010
                                                                               7.11              9.91             --    2009
                                                                              11.64              7.11             --    2008
                                                                              10.67             11.64          1,445    2007
                                                                              10.76             10.67          1,486    2006
                                                                              10.00             10.76             --    2005
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $14.65            $13.90         2,527     2012
                                                                 18.57             14.65            78     2011
                                                                 14.89             18.57            73     2010
                                                                  8.63             14.89         3,554     2009
                                                                 18.85              8.63         5,394     2008
                                                                 13.05             18.85         4,087     2007
                                                                 10.97             13.05            --     2006
                                                                 10.00             10.97            --     2005
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $12.25            $13.99            --     2012
                                                                 12.26             12.25            --     2011
                                                                 10.58             12.26            --     2010
                                                                  7.12             10.58            --     2009
                                                                 12.53              7.12            --     2008
                                                                 10.88             12.53            --     2007
                                                                 10.51             10.88            --     2006
                                                                 10.00             10.51            --     2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $11.61            $13.66            --     2012
                                                                 12.56             11.61            --     2011
                                                                 10.00             12.56            --     2010
---------------------------------------------------------------------------------------------------------------

       LIFETIME INCOME PLUS 2007 (FOR JOINT ANNUITANT CONTRACTS) ELECTED



                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             $10.06            $11.18            --     2012
                                                                                10.32             10.06            --     2011
                                                                                 9.66             10.32            --     2010
                                                                                 7.71              9.66            --     2009
                                                                                11.32              7.71            --     2008
                                                                                10.74             11.32            --     2007
                                                                                10.00             10.74            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   $ 9.31            $10.47         5,624     2012
                                                                                10.26              9.31         4,038     2011
                                                                                 9.34             10.26         4,015     2010
                                                                                 7.10              9.34         6,317     2009
                                                                                12.23              7.10         7,451     2008
                                                                                10.96             12.23        10,511     2007
                                                                                10.00             10.96            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares           $10.00            $ 9.59            --     2012
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    $ 8.77            $10.17            --     2012
                                                                                 9.18              8.77            --     2011
                                                                                 8.14              9.18            --     2010
                                                                                 6.50              8.14            --     2009
                                                                                10.37              6.50            --     2008
                                                                                10.89             10.37        10,190     2007
                                                                                10.00             10.89            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares           $ 9.19            $10.08           343     2012
                                                                                 9.54              9.19           384     2011
                                                                                 8.73              9.54           418     2010
                                                                                 7.31              8.73           454     2009
                                                                                 9.69              7.31           490     2008
                                                                                10.00              9.69           489     2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares         $ 6.94            $ 7.96            --     2012
                                                                                 7.36              6.94            --     2011
                                                                                 7.06              7.36            --     2010
                                                                                 4.90              7.06            --     2009
                                                                                10.44              4.90            --     2008
                                                                                10.56             10.44            --     2007
                                                                                10.00             10.56            --     2006
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B              $ 8.54            $ 9.45         3,100     2012
                                                                                 9.03              8.54         3,259     2011
                                                                                 8.40              9.03         1,642     2010
                                                                                 6.92              8.40         1,793     2009
                                                                                10.16              6.92         1,963     2008
                                                                                10.00             10.16           469     2007
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B                $ 7.88            $ 8.71            --     2012
                                                                                10.55              7.88            --     2011
                                                                                 9.12             10.55            --     2010
                                                                                 6.10              9.12            --     2009
                                                                                11.91              6.10            --     2008
                                                                                10.19             11.91            --     2007
                                                                                10.00             10.19            --     2006
------------------------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           $ 8.70            $ 9.95             --    2012
                                                                       8.41              8.70             --    2011
                                                                       7.64              8.41             --    2010
                                                                       6.51              7.64             --    2009
                                                                      11.25              6.51             --    2008
                                                                      11.00             11.25             --    2007
                                                                      10.00             11.00             --    2006
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B         $ 5.48            $ 6.10         16,412    2012
                                                                       6.97              5.48         13,570    2011
                                                                       6.85              6.97         11,810    2010
                                                                       5.23              6.85         11,446    2009
                                                                      11.47              5.23         13,419    2008
                                                                      11.14             11.47         25,945    2007
                                                                      10.00             11.14             --    2006
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B            $ 8.62            $ 9.81             --    2012
                                                                       9.18              8.62             --    2011
                                                                       8.56              9.18             --    2010
                                                                       6.40              8.56             --    2009
                                                                      10.91              6.40             --    2008
                                                                       9.84             10.91             --    2007
                                                                      10.00              9.84             --    2006
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B            $10.31            $11.54             --    2012
                                                                      10.14             10.31             --    2011
                                                                       7.61             10.14             --    2010
                                                                       5.52              7.61             --    2009
                                                                      10.41              5.52             --    2008
                                                                       9.39             10.41             --    2007
                                                                      10.00              9.39             --    2006
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $12.47            $13.06          7,387    2012
                                                                      11.44             12.47          7,569    2011
                                                                      11.16             11.44          8,910    2010
                                                                      10.38             11.16         13,959    2009
                                                                      10.81             10.38         13,147    2008
                                                                      10.12             10.81             --    2007
                                                                      10.00             10.12             --    2006
--------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                $ 8.98            $ 9.97             --    2012
                                                                       9.47              8.98             --    2011
                                                                       8.63              9.47             --    2010
                                                                       6.76              8.63             --    2009
                                                                      10.98              6.76             --    2008
                                                                      11.09             10.98             --    2007
                                                                      10.00             11.09             --    2006
--------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares          $11.04            $11.84         81,259    2012
                                                                      11.74             11.04         97,327    2011
                                                                      10.97             11.74        114,919    2010
                                                                       9.30             10.97         78,817    2009
                                                                      11.87              9.30         77,998    2008
                                                                      10.42             11.87         38,743    2007
                                                                      10.00             10.42             --    2006
--------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                           $ 8.45            $ 9.46            --
                                                                                       8.46              8.45            --
                                                                                       7.54              8.46            --
                                                                                       6.10              7.54            --
                                                                                      10.58              6.10            --
                                                                                      10.04             10.58            --
                                                                                      10.00             10.04            --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                        $ 8.30            $ 9.18            --
                                                                                       8.74              8.30            --
                                                                                       6.98              8.74            --
                                                                                       5.59              6.98            --
                                                                                       9.58              5.59            --
                                                                                       9.94              9.58            --
                                                                                      10.00              9.94            --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $ 9.57            $10.48            --
                                                                                      10.08              9.57            --
                                                                                       8.50             10.08            --
                                                                                       6.88              8.50            --
                                                                                      11.65              6.88            --
                                                                                      10.16             11.65            --
                                                                                      10.00             10.16            --
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $ 7.55            $ 8.66         4,577
   Class 2                                                                             9.23              7.55         4,924
                                                                                       8.32              9.23         4,443
                                                                                       6.18              8.32         4,692
                                                                                      12.30              6.18         5,730
                                                                                      10.54             12.30        10,440
                                                                                      10.00             10.54            --
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $10.76            $11.26         5,184
                                                                                      10.76             10.76            --
                                                                                      10.10             10.76            --
                                                                                       7.18             10.10         3,909
                                                                                      10.10              7.18         4,689
                                                                                      10.19             10.10         8,620
                                                                                      10.00             10.19            --
--------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                               $12.99            $14.48            --
                                                                                      12.69             12.99            --
                                                                                      11.37             12.69            --
                                                                                       7.65             11.37            --
                                                                                      10.61              7.65            --
                                                                                      10.54             10.61            --
                                                                                      10.00             10.54            --
--------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                       $ 8.39            $ 9.57            --
                                                                                       9.94              8.39         6,707
                                                                                       8.65              9.94         6,238
                                                                                       6.87              8.65         4,602
                                                                                      12.12              6.87         5,162
                                                                                      10.30             12.12            --
                                                                                      10.00             10.30            --
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                     2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                  2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2012
   Class 2                                                                     2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                         2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                 2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $10.26            $11.49         6,690     2012
                                                                         10.94             10.26        27,379     2011
                                                                          9.52             10.94        29,422     2010
                                                                          7.06              9.52         7,910     2009
                                                                         10.99              7.06         8,286     2008
                                                                         10.36             10.99         9,819     2007
                                                                         10.00             10.36            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 9.34            $10.58        23,944     2012
                                                                          9.85              9.34            --     2011
                                                                          8.64              9.85            --     2010
                                                                          6.54              8.64            --     2009
                                                                         11.69              6.54            --     2008
                                                                         10.22             11.69         9,249     2007
                                                                         10.00             10.22            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 8.72            $10.40            --     2012
                                                                          9.19              8.72            --     2011
                                                                          7.99              9.19            --     2010
                                                                          6.03              7.99            --     2009
                                                                         10.54              6.03            --     2008
                                                                         10.12             10.54            --     2007
                                                                         10.00             10.12            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 8.42            $ 9.62        12,146     2012
                                                                          8.58              8.42            --     2011
                                                                          7.65              8.58            --     2010
                                                                          6.04              7.65            --     2009
                                                                         10.83              6.04            --     2008
                                                                         10.96             10.83         7,909     2007
                                                                         10.00             10.96            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 8.91            $10.28            --     2012
                                                                          9.01              8.91            --     2011
                                                                          8.07              9.01            --     2010
                                                                          6.51              8.07            --     2009
                                                                         11.49              6.51            --     2008
                                                                         10.53             11.49            --     2007
                                                                         10.00             10.53            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $10.00            $10.63         3,671     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 9.39            $10.48            --     2012
                                                                          9.63              9.39            --     2011
                                                                          7.97              9.63            --     2010
                                                                          6.38              7.97            --     2009
                                                                         12.42              6.38            --     2008
                                                                         10.05             12.42            --     2007
                                                                         10.00             10.05            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                         $10.00            $10.78         5,424     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.67            $12.02        14,517     2012
                                                                         11.18             11.67            --     2011
                                                                         10.65             11.18            --     2010
                                                                          9.46             10.65            --     2009
                                                                         10.04              9.46            --     2008
                                                                         10.00             10.04         8,693     2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 9.63            $10.76         10,957    2012
                                                                                   11.07              9.63             --    2011
                                                                                    8.83             11.07             --    2010
                                                                                    6.47              8.83             --    2009
                                                                                   10.99              6.47             --    2008
                                                                                    9.77             10.99          3,933    2007
                                                                                   10.00              9.77             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 8.64            $10.71             --    2012
                                                                                    9.74              8.64             --    2011
                                                                                    7.90              9.74             --    2010
                                                                                    5.16              7.90             --    2009
                                                                                   10.85              5.16             --    2008
                                                                                   10.55             10.85             --    2007
                                                                                   10.00             10.55             --    2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.13            $12.23         62,492    2012
                                                                                   11.14             11.13         71,782    2011
                                                                                   10.13             11.14         74,531    2010
                                                                                    7.66             10.13        129,622    2009
                                                                                   11.17              7.66        142,501    2008
                                                                                   11.03             11.17        118,581    2007
                                                                                   10.00             11.03             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.12            $ 9.13         85,778    2012
                                                                                    8.45              8.12         93,404    2011
                                                                                    7.86              8.45        151,038    2010
                                                                                    6.18              7.86        165,597    2009
                                                                                    9.88              6.18        179,661    2008
                                                                                   10.00              9.88        225,144    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.65            $ 9.64             --    2012
                                                                                    8.96              8.65          6,620    2011
                                                                                    8.26              8.96          6,886    2010
                                                                                    6.72              8.26         11,944    2009
                                                                                   10.95              6.72         12,870    2008
                                                                                   10.85             10.95             --    2007
                                                                                   10.00             10.85             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.50            $ 8.86             --    2012
                                                                                    8.26              7.50             --    2011
                                                                                    7.89              8.26             --    2010
                                                                                    6.17              7.89             --    2009
                                                                                   10.96              6.17             --    2008
                                                                                   10.98             10.96             --    2007
                                                                                   10.00             10.98             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 9.77            $10.81             --    2012
                                                                                   10.18              9.77             --    2011
                                                                                    9.35             10.18             --    2010
                                                                                    7.65              9.35             --    2009
                                                                                   11.69              7.65             --    2008
                                                                                   10.89             11.69             --    2007
                                                                                   10.00             10.89             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                           NUMBER OF
                                                         ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                        UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                           BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                             $11.28            $11.63             --    2012
                                                             10.78             11.28             --    2011
                                                             10.28             10.78             --    2010
                                                              9.77             10.28             --    2009
                                                             10.55              9.77             --    2008
                                                             10.32             10.55             --    2007
                                                             10.00             10.32             --    2006
-----------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares              $ 9.55            $11.26             --    2012
                                                              9.74              9.55             --    2011
                                                              8.95              9.74             --    2010
                                                              6.61              8.95             --    2009
                                                             10.70              6.61             --    2008
                                                             10.41             10.70             --    2007
                                                             10.00             10.41             --    2006
-----------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares             $11.23            $12.80          1,546    2012
                                                             10.48             11.23          1,737    2011
                                                              8.33             10.48          1,987    2010
                                                              6.29              8.33          2,399    2009
                                                             10.08              6.29          2,979    2008
                                                             12.14             10.08             --    2007
                                                             10.00             12.14             --    2006
-----------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                     $ 9.26            $10.46             --    2012
                                                              9.34              9.26             --    2011
                                                              8.33              9.34             --    2010
                                                              6.76              8.33             --    2009
                                                             11.08              6.76             --    2008
                                                             10.81             11.08          5,806    2007
                                                             10.00             10.81             --    2006
-----------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                   $ 9.61            $10.75             --    2012
                                                              9.56              9.61             --    2011
                                                              7.68              9.56             --    2010
                                                              6.02              7.68             --    2009
                                                              9.89              6.02             --    2008
                                                              9.90              9.89             --    2007
                                                             10.00              9.90             --    2006
-----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                       $ 9.38            $10.27        253,335    2012
                                                              9.92              9.38        221,887    2011
                                                              9.30              9.92        184,949    2010
                                                              7.91              9.30        230,194    2009
                                                             11.48              7.91        233,237    2008
                                                             10.55             11.48        178,232    2007
                                                             10.00             10.55             --    2006
-----------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                        $ 9.27            $10.47             --    2012
                                                              9.78              9.27             --    2011
                                                              9.10              9.78             --    2010
                                                              7.08              9.10             --    2009
                                                             11.36              7.08             --    2008
                                                             10.78             11.36             --    2007
                                                             10.00             10.78             --    2006
-----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares         $10.00            $ 9.90             --    2012
-----------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $11.81            $13.06         7,341     2012
                                                                                   11.94             11.81         5,455     2011
                                                                                   11.32             11.94         4,575     2010
                                                                                    9.24             11.32         4,250     2009
                                                                                   11.29              9.24         4,468     2008
                                                                                   10.49             11.29         5,353     2007
                                                                                   10.00             10.49            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $10.11            $12.22         4,806     2012
                                                                                   11.14             10.11         3,695     2011
                                                                                   10.72             11.14         3,684     2010
                                                                                    7.53             10.72        11,061     2009
                                                                                   13.86              7.53        13,918     2008
                                                                                   10.40             13.86         7,895     2007
                                                                                   10.00             10.40            --     2006
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 9.26            $10.70            --     2012
                                                                                    9.29              9.26            --     2011
                                                                                    7.64              9.29            --     2010
                                                                                    5.83              7.64            --     2009
                                                                                   10.07              5.83            --     2008
                                                                                   10.28             10.07            --     2007
                                                                                   10.00             10.28            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 7.67            $ 8.60            --     2012
   Class I                                                                          8.38              7.67            --     2011
                                                                                    7.37              8.38            --     2010
                                                                                    5.84              7.37            --     2009
                                                                                    9.44              5.84            --     2008
                                                                                   10.00              9.44            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 9.90            $11.27            --     2012
                                                                                   10.11              9.90            --     2011
                                                                                    9.24             10.11            --     2010
                                                                                    6.81              9.24            --     2009
                                                                                   11.08              6.81            --     2008
                                                                                   10.23             11.08            --     2007
                                                                                   10.00             10.23            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 9.42            $10.92            --     2012
                                                                                    9.89              9.42            --     2011
                                                                                    9.15              9.89            --     2010
                                                                                    7.41              9.15            --     2009
                                                                                   11.38              7.41            --     2008
                                                                                   10.60             11.38            --     2007
                                                                                   10.00             10.60            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 9.95            $10.77        18,515     2012
                                                                                   10.04              9.95        19,520     2011
                                                                                    9.39             10.04        19,821     2010
                                                                                    8.18              9.39        21,504     2009
                                                                                   10.79              8.18        26,256     2008
                                                                                   10.64             10.79        29,453     2007
                                                                                   10.00             10.64            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $13.65            $15.07            --     2012
                                                                                 13.14             13.65            --     2011
                                                                                 11.86             13.14            --     2010
                                                                                  9.15             11.86            --     2009
                                                                                 15.09              9.15            --     2008
                                                                                 12.13             15.09            --     2007
                                                                                 10.00             12.13            --     2006
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 7.61            $ 8.33         2,703     2012
                                                                                  7.78              7.61        19,269     2011
                                                                                  7.07              7.78         3,141     2010
                                                                                  5.96              7.07         3,329     2009
                                                                                 10.84              5.96         3,281     2008
                                                                                 10.74             10.84         2,608     2007
                                                                                 10.00             10.74            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 8.60            $ 9.55            --     2012
                                                                                  8.94              8.60            --     2011
                                                                                  8.40              8.94            --     2010
                                                                                  5.97              8.40            --     2009
                                                                                 11.26              5.97            --     2008
                                                                                 10.14             11.26            --     2007
                                                                                 10.00             10.14            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $ 8.70            $10.26         5,750     2012
                                                                                  9.75              8.70         6,465     2011
                                                                                  8.64              9.75         6,306     2010
                                                                                  6.35              8.64         6,807     2009
                                                                                 10.92              6.35         8,356     2008
                                                                                 10.55             10.92            --     2007
                                                                                 10.00             10.55            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 8.90            $10.12        11,580     2012
                                                                                  9.15              8.90        25,623     2011
                                                                                  8.10              9.15        26,986     2010
                                                                                  6.48              8.10        16,923     2009
                                                                                 10.83              6.48        19,017     2008
                                                                                 10.66             10.83            --     2007
                                                                                 10.00             10.66            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 8.80            $10.10        11,784     2012
                                                                                  9.24              8.80        12,840     2011
                                                                                  7.70              9.24        13,311     2010
                                                                                  5.76              7.70         2,592     2009
                                                                                  9.53              5.76         3,131     2008
                                                                                  9.91              9.53         6,731     2007
                                                                                 10.00              9.91            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 7.72            $ 8.75            --     2012
                                                                                  7.85              7.72            --     2011
                                                                                  6.33              7.85            --     2010
                                                                                  4.90              6.33            --     2009
                                                                                  9.90              4.90            --     2008
                                                                                  9.57              9.90            --     2007
                                                                                 10.00              9.57            --     2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.61            $13.00            --     2012
                                                                              11.68             11.61            --     2011
                                                                              10.59             11.68            --     2010
                                                                               8.94             10.59            --     2009
                                                                              10.90              8.94            --     2008
                                                                              10.33             10.90            --     2007
                                                                              10.00             10.33            --     2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $12.14            $13.54         2,877     2012
                                                                              12.05             12.14         4,698     2011
                                                                              10.79             12.05         5,098     2010
                                                                               7.88             10.79         3,663     2009
                                                                              10.57              7.88         4,597     2008
                                                                              10.47             10.57            --     2007
                                                                              10.00             10.47            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.40            $16.70            --     2012
                                                                              13.15             16.40            --     2011
                                                                              12.08             13.15            --     2010
                                                                              12.95             12.08         3,169     2009
                                                                              11.31             12.95         2,680     2008
                                                                              10.57             11.31         7,773     2007
                                                                              10.00             10.57            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.60            $11.97        19,475     2012
                                                                              11.76             11.60        19,523     2011
                                                                              11.45             11.76        20,797     2010
                                                                              10.35             11.45        27,259     2009
                                                                              10.66             10.35        26,638     2008
                                                                              10.18             10.66        49,151     2007
                                                                              10.00             10.18            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.24            $14.15        12,360     2012
                                                                              13.09             13.24        14,336     2011
                                                                              12.42             13.09        15,573     2010
                                                                              11.16             12.42         7,824     2009
                                                                              10.92             11.16         7,718     2008
                                                                              10.29             10.92         8,021     2007
                                                                              10.00             10.29            --     2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $10.01            $10.80            --     2012
                                                                              10.74             10.01            --     2011
                                                                              10.26             10.74            --     2010
                                                                               6.68             10.26            --     2009
                                                                              11.30              6.68            --     2008
                                                                              10.52             11.30         7,568     2007
                                                                              10.00             10.52            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 9.75            $11.01            --     2012
                                                                              10.00              9.75            --     2011
                                                                               9.20             10.00            --     2010
                                                                               6.61              9.20            --     2009
                                                                              10.86              6.61            --     2008
                                                                               9.98             10.86            --     2007
                                                                              10.00              9.98            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $10.56            $10.00         1,964     2012
                                                                 13.42             10.56            --     2011
                                                                 10.79             13.42            --     2010
                                                                  6.27             10.79         1,863     2009
                                                                 13.74              6.27         2,938     2008
                                                                  9.54             13.74         1,622     2007
                                                                 10.00              9.54            --     2006
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $11.36            $12.94            --     2012
                                                                 11.40             11.36            --     2011
                                                                  9.86             11.40            --     2010
                                                                  6.65              9.86            --     2009
                                                                 11.74              6.65            --     2008
                                                                 10.22             11.74            --     2007
                                                                 10.00             10.22            --     2006
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $11.56            $13.58            --     2012
                                                                 12.55             11.56            --     2011
                                                                 10.00             12.55            --     2010
---------------------------------------------------------------------------------------------------------------

      LIFETIME INCOME PLUS 2007 (FOR SINGLE ANNUITANT CONTRACTS) ELECTED



                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             $10.12            $11.25            --     2012
                                                                                10.37             10.12            --     2011
                                                                                 9.69             10.37            --     2010
                                                                                 7.74              9.69            --     2009
                                                                                11.34              7.74            --     2008
                                                                                10.74             11.34            --     2007
                                                                                10.00             10.74            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   $ 9.36            $10.54        16,972     2012
                                                                                10.31              9.36        12,077     2011
                                                                                 9.38             10.31        12,880     2010
                                                                                 7.12              9.38        22,629     2009
                                                                                12.26              7.12        34,349     2008
                                                                                10.97             12.26        60,605     2007
                                                                                10.00             10.97            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares           $10.00            $ 9.59            --     2012
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    $ 8.82            $10.24            --     2012
                                                                                 9.23              8.82            --     2011
                                                                                 8.17              9.23            --     2010
                                                                                 6.51              8.17            --     2009
                                                                                10.39              6.51         4,577     2008
                                                                                10.90             10.39        58,633     2007
                                                                                10.00             10.90            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares           $ 9.23            $10.13         9,893     2012
                                                                                 9.58              9.23        15,741     2011
                                                                                 8.76              9.58        17,178     2010
                                                                                 7.32              8.76        16,688     2009
                                                                                 9.70              7.32        16,966     2008
                                                                                10.00              9.70        19,257     2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares         $ 6.98            $ 8.02            --     2012
                                                                                 7.40              6.98            --     2011
                                                                                 7.08              7.40            --     2010
                                                                                 4.91              7.08            --     2009
                                                                                10.46              4.91            --     2008
                                                                                10.57             10.46            --     2007
                                                                                10.00             10.57            --     2006
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B              $ 8.58            $ 9.50        12,858     2012
                                                                                 9.06              8.58        14,602     2011
                                                                                 8.42              9.06        15,745     2010
                                                                                 6.93              8.42        15,090     2009
                                                                                10.16              6.93        16,923     2008
                                                                                10.00             10.16         7,316     2007
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B                $ 7.93            $ 8.77            --     2012
                                                                                10.60              7.93            --     2011
                                                                                 9.15             10.60            --     2010
                                                                                 6.12              9.15            --     2009
                                                                                11.93              6.12            --     2008
                                                                                10.19             11.93            --     2007
                                                                                10.00             10.19            --     2006
------------------------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           $ 8.75            $10.02             --    2012
                                                                       8.45              8.75             --    2011
                                                                       7.67              8.45             --    2010
                                                                       6.53              7.67             --    2009
                                                                      11.27              6.53             --    2008
                                                                      11.01             11.27             --    2007
                                                                      10.00             11.01             --    2006
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B         $ 5.51            $ 6.14         49,189    2012
                                                                       7.00              5.51         40,830    2011
                                                                       6.88              7.00         37,883    2010
                                                                       5.24              6.88         40,952    2009
                                                                      11.49              5.24         68,915    2008
                                                                      11.14             11.49        149,754    2007
                                                                      10.00             11.14             --    2006
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B            $ 8.67            $ 9.88             --    2012
                                                                       9.22              8.67             --    2011
                                                                       8.60              9.22             --    2010
                                                                       6.42              8.60             --    2009
                                                                      10.93              6.42             --    2008
                                                                       9.85             10.93             --    2007
                                                                      10.00              9.85             --    2006
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B            $10.37            $11.61             --    2012
                                                                      10.19             10.37             --    2011
                                                                       7.64             10.19             --    2010
                                                                       5.54              7.64             --    2009
                                                                      10.43              5.54             --    2008
                                                                       9.39             10.43             --    2007
                                                                      10.00              9.39             --    2006
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $12.54            $13.15         22,405    2012
                                                                      11.49             12.54         22,424    2011
                                                                      11.20             11.49         28,500    2010
                                                                      10.40             11.20         50,144    2009
                                                                      10.83             10.40         51,046    2008
                                                                      10.13             10.83             --    2007
                                                                      10.00             10.13             --    2006
--------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                $ 9.03            $10.04             --    2012
                                                                       9.51              9.03             --    2011
                                                                       8.66              9.51             --    2010
                                                                       6.78              8.66             --    2009
                                                                      11.00              6.78             --    2008
                                                                      11.10             11.00             --    2007
                                                                      10.00             11.10             --    2006
--------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares          $11.10            $11.92        259,302    2012
                                                                      11.80             11.10        281,483    2011
                                                                      11.01             11.80        354,301    2010
                                                                       9.32             11.01        391,673    2009
                                                                      11.89              9.32        379,431    2008
                                                                      10.43             11.89        346,668    2007
                                                                      10.00             10.43             --    2006
--------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                           $ 8.50            $ 9.52            --
                                                                                       8.50              8.50            --
                                                                                       7.56              8.50            --
                                                                                       6.12              7.56            --
                                                                                      10.60              6.12            --
                                                                                      10.05             10.60            --
                                                                                      10.00             10.05            --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                        $ 8.35            $ 9.24            --
                                                                                       8.78              8.35            --
                                                                                       7.01              8.78            --
                                                                                       5.60              7.01            --
                                                                                       9.60              5.60            --
                                                                                       9.95              9.60            --
                                                                                      10.00              9.95            --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $ 9.63            $10.55            --
                                                                                      10.13              9.63            --
                                                                                       8.53             10.13            --
                                                                                       6.90              8.53            --
                                                                                      11.67              6.90            --
                                                                                      10.17             11.67            --
                                                                                      10.00             10.17            --
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $ 7.59            $ 8.72        13,755
   Class 2                                                                             9.27              7.59        14,818
                                                                                       8.35              9.27        14,248
                                                                                       6.20              8.35        16,785
                                                                                      12.32              6.20        28,478
                                                                                      10.55             12.32        60,222
                                                                                      10.00             10.55            --
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $10.83            $11.34        15,662
                                                                                      10.81             10.83            --
                                                                                      10.14             10.81            --
                                                                                       7.20             10.14        14,036
                                                                                      10.11              7.20        21,452
                                                                                      10.19             10.11        49,814
                                                                                      10.00             10.19            --
--------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                               $13.07            $14.58            --
                                                                                      12.75             13.07            --
                                                                                      11.42             12.75            --
                                                                                       7.67             11.42            --
                                                                                      10.62              7.67            --
                                                                                      10.55             10.62            --
                                                                                      10.00             10.55            --
--------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                       $ 8.44            $ 9.64            --
                                                                                       9.99              8.44        20,097
                                                                                       8.68              9.99        19,978
                                                                                       6.89              8.68        16,454
                                                                                      12.14              6.89        20,364
                                                                                      10.31             12.14            --
                                                                                      10.00             10.31            --
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                     2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                  2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2012
   Class 2                                                                     2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                         2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                 2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $10.32            $11.57        59,164     2012
                                                                         10.99             10.32        61,288     2011
                                                                          9.56             10.99        55,351     2010
                                                                          7.08              9.56        58,761     2009
                                                                         11.00              7.08        88,108     2008
                                                                         10.37             11.00        93,300     2007
                                                                         10.00             10.37            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 9.40            $10.66        72,367     2012
                                                                          9.90              9.40            --     2011
                                                                          8.67              9.90            --     2010
                                                                          6.55              8.67            --     2009
                                                                         11.71              6.55         4,582     2008
                                                                         10.22             11.71        53,221     2007
                                                                         10.00             10.22            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 8.77            $10.47            --     2012
                                                                          9.24              8.77            --     2011
                                                                          8.02              9.24            --     2010
                                                                          6.05              8.02            --     2009
                                                                         10.56              6.05            --     2008
                                                                         10.13             10.56            --     2007
                                                                         10.00             10.13            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 8.47            $ 9.68        36,689     2012
                                                                          8.62              8.47            --     2011
                                                                          7.68              8.62            --     2010
                                                                          6.06              7.68            --     2009
                                                                         10.84              6.06         3,959     2008
                                                                         10.97             10.84        45,473     2007
                                                                         10.00             10.97            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 8.96            $10.35            --     2012
                                                                          9.06              8.96            --     2011
                                                                          8.10              9.06            --     2010
                                                                          6.53              8.10            --     2009
                                                                         11.51              6.53            --     2008
                                                                         10.53             11.51            --     2007
                                                                         10.00             10.53            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $10.00            $10.64        11,160     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 9.44            $10.55            --     2012
                                                                          9.67              9.44            --     2011
                                                                          8.00              9.67            --     2010
                                                                          6.40              8.00            --     2009
                                                                         12.44              6.40            --     2008
                                                                         10.06             12.44            --     2007
                                                                         10.00             10.06            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                         $10.00            $10.79        16,490     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.73            $12.09        43,994     2012
                                                                         11.22             11.73            --     2011
                                                                         10.68             11.22            --     2010
                                                                          9.47             10.68            --     2009
                                                                         10.05              9.47         2,471     2008
                                                                         10.00             10.05        50,411     2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 9.68            $10.83         33,047    2012
                                                                                   11.12              9.68             --    2011
                                                                                    8.86             11.12             --    2010
                                                                                    6.49              8.86             --    2009
                                                                                   11.01              6.49          1,870    2008
                                                                                    9.77             11.01         22,652    2007
                                                                                   10.00              9.77             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 8.69            $10.79             --    2012
                                                                                    9.79              8.69             --    2011
                                                                                    7.93              9.79             --    2010
                                                                                    5.17              7.93             --    2009
                                                                                   10.87              5.17             --    2008
                                                                                   10.56             10.87             --    2007
                                                                                   10.00             10.56             --    2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.19            $12.31        336,981    2012
                                                                                   11.19             11.19        392,682    2011
                                                                                   10.17             11.19        462,429    2010
                                                                                    7.68             10.17        519,233    2009
                                                                                   11.19              7.68        584,159    2008
                                                                                   11.04             11.19        483,760    2007
                                                                                   10.00             11.04             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.15            $ 9.18        134,175    2012
                                                                                    8.48              8.15        162,105    2011
                                                                                    7.87              8.48        178,520    2010
                                                                                    6.19              7.87        210,898    2009
                                                                                    9.89              6.19        276,750    2008
                                                                                   10.00              9.89        199,302    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.70            $ 9.70             --    2012
                                                                                    9.00              8.70         19,631    2011
                                                                                    8.29              9.00         22,075    2010
                                                                                    6.73              8.29         42,798    2009
                                                                                   10.96              6.73         50,702    2008
                                                                                   10.85             10.96             --    2007
                                                                                   10.00             10.85             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.54            $ 8.92             --    2012
                                                                                    8.30              7.54             --    2011
                                                                                    7.92              8.30             --    2010
                                                                                    6.18              7.92             --    2009
                                                                                   10.98              6.18             --    2008
                                                                                   10.99             10.98             --    2007
                                                                                   10.00             10.99             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 9.83            $10.89             --    2012
                                                                                   10.23              9.83             --    2011
                                                                                    9.39             10.23             --    2010
                                                                                    7.67              9.39             --    2009
                                                                                   11.71              7.67             --    2008
                                                                                   10.89             11.71             --    2007
                                                                                   10.00             10.89             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                           NUMBER OF
                                                         ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                        UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                           BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                             $11.35            $11.71             --    2012
                                                             10.84             11.35             --    2011
                                                             10.32             10.84             --    2010
                                                              9.79             10.32             --    2009
                                                             10.57              9.79             --    2008
                                                             10.33             10.57             --    2007
                                                             10.00             10.33             --    2006
-----------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares              $ 9.60            $11.33             --    2012
                                                              9.79              9.60             --    2011
                                                              8.98              9.79             --    2010
                                                              6.63              8.98             --    2009
                                                             10.72              6.63             --    2008
                                                             10.42             10.72             --    2007
                                                             10.00             10.42             --    2006
-----------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares             $11.30            $12.89          4,652    2012
                                                             10.53             11.30          5,107    2011
                                                              8.36             10.53          6,346    2010
                                                              6.31              8.36          8,528    2009
                                                             10.10              6.31         11,844    2008
                                                             12.15             10.10             --    2007
                                                             10.00             12.15             --    2006
-----------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                     $ 9.32            $10.53             --    2012
                                                              9.38              9.32             --    2011
                                                              8.37              9.38             --    2010
                                                              6.78              8.37             --    2009
                                                             11.10              6.78          2,626    2008
                                                             10.82             11.10         33,396    2007
                                                             10.00             10.82             --    2006
-----------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                   $ 9.67            $10.82             --    2012
                                                              9.60              9.67             --    2011
                                                              7.71              9.60             --    2010
                                                              6.04              7.71             --    2009
                                                              9.90              6.04             --    2008
                                                              9.91              9.90             --    2007
                                                             10.00              9.91             --    2006
-----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                       $ 9.44            $10.34        427,044    2012
                                                              9.97              9.44        503,742    2011
                                                              9.34              9.97        581,110    2010
                                                              7.93              9.34        632,311    2009
                                                             11.50              7.93        726,869    2008
                                                             10.56             11.50        647,584    2007
                                                             10.00             10.56             --    2006
-----------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                        $ 9.32            $10.54             --    2012
                                                              9.83              9.32             --    2011
                                                              9.13              9.83             --    2010
                                                              7.10              9.13             --    2009
                                                             11.38              7.10             --    2008
                                                             10.79             11.38             --    2007
                                                             10.00             10.79             --    2006
-----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares         $10.00            $ 9.90          8,302    2012
-----------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $11.88            $13.15        143,242    2012
                                                                                   12.00             11.88        156,079    2011
                                                                                   11.37             12.00        167,344    2010
                                                                                    9.27             11.37        175,106    2009
                                                                                   11.31              9.27        120,751    2008
                                                                                   10.50             11.31         85,193    2007
                                                                                   10.00             10.50             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $10.17            $12.30         14,517    2012
                                                                                   11.19             10.17         11,093    2011
                                                                                   10.77             11.19         11,819    2010
                                                                                    7.55             10.77         39,669    2009
                                                                                   13.88              7.55         58,983    2008
                                                                                   10.41             13.88         45,366    2007
                                                                                   10.00             10.41             --    2006
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 9.32            $10.77             --    2012
                                                                                    9.34              9.32             --    2011
                                                                                    7.67              9.34             --    2010
                                                                                    5.85              7.67             --    2009
                                                                                   10.08              5.85             --    2008
                                                                                   10.29             10.08             --    2007
                                                                                   10.00             10.29             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 7.71            $ 8.65             --    2012
   Class I                                                                          8.41              7.71             --    2011
                                                                                    7.39              8.41             --    2010
                                                                                    5.85              7.39             --    2009
                                                                                    9.44              5.85             --    2008
                                                                                   10.00              9.44             --    2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 9.96            $11.34             --    2012
                                                                                   10.16              9.96             --    2011
                                                                                    9.27             10.16             --    2010
                                                                                    6.83              9.27             --    2009
                                                                                   11.10              6.83             --    2008
                                                                                   10.24             11.10             --    2007
                                                                                   10.00             10.24             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 9.47            $10.99             --    2012
                                                                                    9.94              9.47             --    2011
                                                                                    9.18              9.94             --    2010
                                                                                    7.43              9.18             --    2009
                                                                                   11.40              7.43             --    2008
                                                                                   10.61             11.40             --    2007
                                                                                   10.00             10.61             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $10.01            $10.84         58,873    2012
                                                                                   10.09             10.01         66,982    2011
                                                                                    9.42             10.09         71,197    2010
                                                                                    8.20              9.42         71,032    2009
                                                                                   10.81              8.20         61,092    2008
                                                                                   10.65             10.81         61,088    2007
                                                                                   10.00             10.65             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $13.73            $15.18            --     2012
                                                                                 13.20             13.73            --     2011
                                                                                 11.91             13.20            --     2010
                                                                                  9.18             11.91            --     2009
                                                                                 15.12              9.18            --     2008
                                                                                 12.14             15.12            --     2007
                                                                                 10.00             12.14            --     2006
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 7.66            $ 8.38        40,108     2012
                                                                                  7.81              7.66        43,091     2011
                                                                                  7.10              7.81        53,104     2010
                                                                                  5.98              7.10        72,559     2009
                                                                                 10.86              5.98        74,894     2008
                                                                                 10.75             10.86        61,524     2007
                                                                                 10.00             10.75            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 8.65            $ 9.61            --     2012
                                                                                  8.98              8.65            --     2011
                                                                                  8.43              8.98            --     2010
                                                                                  5.99              8.43            --     2009
                                                                                 11.28              5.99            --     2008
                                                                                 10.15             11.28            --     2007
                                                                                 10.00             10.15            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $ 8.75            $10.33        17,301     2012
                                                                                  9.80              8.75        19,363     2011
                                                                                  8.67              9.80        20,226     2010
                                                                                  6.37              8.67        24,388     2009
                                                                                 10.94              6.37        33,019     2008
                                                                                 10.56             10.94            --     2007
                                                                                 10.00             10.56            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 8.95            $10.19        34,993     2012
                                                                                  9.19              8.95        76,120     2011
                                                                                  8.13              9.19        86,545     2010
                                                                                  6.50              8.13        60,692     2009
                                                                                 10.85              6.50        75,470     2008
                                                                                 10.67             10.85            --     2007
                                                                                 10.00             10.67            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 8.85            $10.17        35,428     2012
                                                                                  9.28              8.85        38,386     2011
                                                                                  7.73              9.28        42,646     2010
                                                                                  5.78              7.73         9,261     2009
                                                                                  9.55              5.78        15,700     2008
                                                                                  9.92              9.55        38,722     2007
                                                                                 10.00              9.92            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 7.77            $ 8.81            --     2012
                                                                                  7.89              7.77            --     2011
                                                                                  6.35              7.89            --     2010
                                                                                  4.92              6.35            --     2009
                                                                                  9.92              4.92            --     2008
                                                                                  9.58              9.92            --     2007
                                                                                 10.00              9.58            --     2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.68            $13.09             --    2012
                                                                              11.73             11.68             --    2011
                                                                              10.63             11.73             --    2010
                                                                               8.97             10.63             --    2009
                                                                              10.92              8.97             --    2008
                                                                              10.34             10.92             --    2007
                                                                              10.00             10.34             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $12.21            $13.63          8,689    2012
                                                                              12.10             12.21         13,909    2011
                                                                              10.83             12.10         16,337    2010
                                                                               7.91             10.83         13,157    2009
                                                                              10.58              7.91         17,803    2008
                                                                              10.47             10.58             --    2007
                                                                              10.00             10.47             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.49            $16.82             --    2012
                                                                              13.21             16.49             --    2011
                                                                              12.12             13.21             --    2010
                                                                              12.98             12.12         11,407    2009
                                                                              11.33             12.98         12,178    2008
                                                                              10.58             11.33         45,196    2007
                                                                              10.00             10.58             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.66            $12.06         58,902    2012
                                                                              11.81             11.66         57,962    2011
                                                                              11.49             11.81         66,616    2010
                                                                              10.38             11.49         97,997    2009
                                                                              10.68             10.38        117,383    2008
                                                                              10.19             10.68        284,312    2007
                                                                              10.00             10.19             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.31            $14.25         37,398    2012
                                                                              13.16             13.31         42,488    2011
                                                                              12.46             13.16         49,858    2010
                                                                              11.19             12.46         28,146    2009
                                                                              10.94             11.19         32,167    2008
                                                                              10.30             10.94         46,474    2007
                                                                              10.00             10.30             --    2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $10.07            $10.87             --    2012
                                                                              10.80             10.07             --    2011
                                                                              10.30             10.80             --    2010
                                                                               6.70             10.30             --    2009
                                                                              11.32              6.70          3,570    2008
                                                                              10.53             11.32         43,532    2007
                                                                              10.00             10.53             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 9.81            $11.08             --    2012
                                                                              10.05              9.81             --    2011
                                                                               9.24             10.05             --    2010
                                                                               6.63              9.24             --    2009
                                                                              10.88              6.63             --    2008
                                                                               9.99             10.88             --    2007
                                                                              10.00              9.99             --    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $10.62            $10.07         5,934     2012
                                                                 13.49             10.62            --     2011
                                                                 10.83             13.49            --     2010
                                                                  6.29             10.83         6,642     2009
                                                                 13.76              6.29        12,702     2008
                                                                  9.54             13.76         9,334     2007
                                                                 10.00              9.54            --     2006
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $11.43            $13.03            --     2012
                                                                 11.45             11.43            --     2011
                                                                  9.90             11.45            --     2010
                                                                  6.67              9.90            --     2009
                                                                 11.76              6.67            --     2008
                                                                 10.22             11.76            --     2007
                                                                 10.00             10.22            --     2006
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $11.58            $13.61            --     2012
                                                                 12.55             11.58            --     2011
                                                                 10.00             12.55            --     2010
---------------------------------------------------------------------------------------------------------------

                       LIFETIME INCOME PLUS 2008 ELECTED



                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             $ 8.92            $ 9.99            449    2012
                                                                                 9.07              8.92          4,653    2011
                                                                                 8.41              9.07          4,570    2010
                                                                                 6.66              8.41          4,609    2009
                                                                                 9.69              6.66             --    2008
                                                                                10.00              9.69             --    2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   $ 7.60            $ 8.62        115,088    2012
                                                                                 8.30              7.60         90,094    2011
                                                                                 7.49              8.30        120,019    2010
                                                                                 5.64              7.49        163,097    2009
                                                                                 9.65              5.64        106,394    2008
                                                                                10.00              9.65          2,157    2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares           $10.00            $ 9.64             --    2012
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    $ 8.32            $ 9.73          7,215    2012
                                                                                 8.63              8.32         11,539    2011
                                                                                 7.58              8.63         11,154    2010
                                                                                 6.00              7.58         21,020    2009
                                                                                 9.50              6.00          1,981    2008
                                                                                10.00              9.50          1,719    2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares           $ 9.55            $10.56         34,713    2012
                                                                                 9.83              9.55         33,508    2011
                                                                                 8.92              9.83         37,017    2010
                                                                                 7.40              8.92         32,552    2009
                                                                                 9.73              7.40         15,054    2008
                                                                                10.00              9.73             --    2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares         $ 6.68            $ 7.73             --    2012
                                                                                 7.02              6.68             --    2011
                                                                                 6.67              7.02             --    2010
                                                                                 4.59              6.67             --    2009
                                                                                 9.70              4.59             --    2008
                                                                                10.00              9.70             --    2007
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B              $ 8.52            $ 9.50         81,204    2012
                                                                                 8.93              8.52         93,201    2011
                                                                                 8.22              8.93        143,891    2010
                                                                                 6.72              8.22        147,034    2009
                                                                                 9.78              6.72        160,074    2008
                                                                                10.00              9.78             --    2007
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B                $ 6.73            $ 7.50          4,369    2012
                                                                                 8.93              6.73          5,009    2011
                                                                                 7.65              8.93          4,024    2010
                                                                                 5.08              7.65          3,709    2009
                                                                                 9.82              5.08            677    2008
                                                                                10.00              9.82             --    2007
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                     $ 7.78            $ 8.98             --    2012
                                                                                 7.46              7.78             --    2011
                                                                                 6.72              7.46             --    2010
                                                                                 5.67              6.72             --    2009
                                                                                 9.72              5.67             --    2008
                                                                                10.00              9.72             --    2007
------------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B          $ 4.71            $ 5.29         307,171   2012
                                                                        5.94              4.71         229,554   2011
                                                                        5.78              5.94         213,553   2010
                                                                        4.37              5.78         209,949   2009
                                                                        9.52              4.37         164,916   2008
                                                                       10.00              9.52           5,263   2007
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             $ 8.00            $ 9.19              --   2012
                                                                        8.45              8.00              --   2011
                                                                        7.82              8.45              --   2010
                                                                        5.79              7.82              --   2009
                                                                        9.78              5.79              --   2008
                                                                       10.00              9.78              --   2007
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             $ 9.99            $11.28           3,630   2012
                                                                        9.74              9.99           3,081   2011
                                                                        7.25              9.74           3,152   2010
                                                                        5.22              7.25           2,641   2009
                                                                        9.75              5.22           1,189   2008
                                                                       10.00              9.75              --   2007
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            $12.13            $12.82         175,786   2012
                                                                       11.03             12.13         164,953   2011
                                                                       10.67             11.03         200,569   2010
                                                                        9.84             10.67         303,834   2009
                                                                       10.16              9.84         196,665   2008
                                                                       10.00             10.16              --   2007
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 $ 8.16            $ 9.13           9,326   2012
                                                                        8.53              8.16           5,071   2011
                                                                        7.70              8.53           5,115   2010
                                                                        5.98              7.70           6,748   2009
                                                                        9.63              5.98             843   2008
                                                                       10.00              9.63              --   2007
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           $ 9.53            $10.32       1,041,373   2012
                                                                       10.05              9.53       1,224,149   2011
                                                                        9.31             10.05       1,337,301   2010
                                                                        7.82              9.31       1,290,925   2009
                                                                        9.90              7.82       1,039,959   2008
                                                                       10.00              9.90              --   2007
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            $ 8.05            $ 9.10              --   2012
                                                                        8.00              8.05              --   2011
                                                                        7.06              8.00              --   2010
                                                                        5.67              7.06              --   2009
                                                                        9.74              5.67              --   2008
                                                                       10.00              9.74              --   2007
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         $ 8.69            $ 9.68             633   2012
                                                                        9.07              8.69             687   2011
                                                                        7.18              9.07           1,548   2010
                                                                        5.70              7.18           2,614   2009
                                                                        9.68              5.70              --   2008
                                                                       10.00              9.68              --   2007
---------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $ 8.26            $ 9.13         29,402
                                                                                       8.63              8.26         32,229
                                                                                       7.21              8.63         14,949
                                                                                       5.79              7.21         18,013
                                                                                       9.71              5.79          7,309
                                                                                      10.00              9.71             --
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $ 6.12            $ 7.08        122,713
   Class 2                                                                             7.42              6.12        129,359
                                                                                       6.63              7.42         94,052
                                                                                       4.89              6.63        108,451
                                                                                       9.64              4.89         88,654
                                                                                      10.00              9.64          2,163
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $11.05            $11.67         94,004
                                                                                      10.95             11.05          3,368
                                                                                      10.20             10.95          4,901
                                                                                       7.18             10.20         82,974
                                                                                      10.02              7.18         67,206
                                                                                      10.00             10.02          2,098
--------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                               $12.67            $14.25          1,168
                                                                                      12.27             12.67          1,257
                                                                                      10.90             12.27          1,370
                                                                                       7.27             10.90          3,092
                                                                                       9.99              7.27             --
                                                                                      10.00              9.99             --
--------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                       $ 7.05            $ 8.12          8,148
                                                                                       8.29              7.05        132,730
                                                                                       7.15              8.29        131,766
                                                                                       5.63              7.15         88,710
                                                                                       9.85              5.63         66,800
                                                                                      10.00              9.85             --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                          $ 9.50            $10.74         91,622
                                                                                      10.04              9.50         82,409
                                                                                       8.67             10.04        101,916
                                                                                       6.37              8.67        105,527
                                                                                       9.83              6.37        120,545
                                                                                      10.00              9.83             --
--------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                     $ 8.11            $ 9.26        485,663
                                                                                       8.47              8.11         57,998
                                                                                       7.37              8.47         42,629
                                                                                       5.53              7.37         77,015
                                                                                       9.80              5.53         14,382
                                                                                      10.00              9.80          1,912
--------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                      $ 8.02            $ 9.64            869
                                                                                       8.38              8.02          1,032
                                                                                       7.22              8.38          1,062
                                                                                       5.40              7.22          1,205
                                                                                       9.36              5.40             --
                                                                                      10.00              9.36             --
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2012
   Class 2                                                                     2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                         2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                 2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                    2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 7.77            $ 8.94        241,554    2012
                                                                                    7.84              7.77         14,625    2011
                                                                                    6.93              7.84         10,932    2010
                                                                                    5.42              6.93          8,473    2009
                                                                                    9.64              5.42          2,760    2008
                                                                                   10.00              9.64          1,502    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 7.81            $ 9.09             --    2012
                                                                                    7.83              7.81            205    2011
                                                                                    6.95              7.83            212    2010
                                                                                    5.56              6.95            898    2009
                                                                                    9.73              5.56             --    2008
                                                                                   10.00              9.73             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                           $10.00            $10.72         58,584    2012
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 7.61            $ 8.56             --    2012
                                                                                    7.73              7.61             --    2011
                                                                                    6.34              7.73             --    2010
                                                                                    5.04              6.34             --    2009
                                                                                    9.72              5.04             --    2008
                                                                                   10.00              9.72             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                                   $10.00            $10.87         85,462    2012
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $12.14            $12.61        314,193    2012
                                                                                   11.52             12.14         22,741    2011
                                                                                   10.89             11.52         21,655    2010
                                                                                    9.58             10.89         30,380    2009
                                                                                   10.09              9.58          2,280    2008
                                                                                   10.00             10.09          2,087    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 8.87            $10.00        201,720    2012
                                                                                   10.11              8.87         13,196    2011
                                                                                    7.99             10.11         12,160    2010
                                                                                    5.81              7.99         23,240    2009
                                                                                    9.78              5.81          1,290    2008
                                                                                   10.00              9.78            633    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 7.93            $ 9.91             --    2012
                                                                                    8.86              7.93             --    2011
                                                                                    7.13              8.86             --    2010
                                                                                    4.61              7.13             --    2009
                                                                                    9.61              4.61             --    2008
                                                                                   10.00              9.61             --    2007
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.18            $11.28        420,375    2012
                                                                                   10.10             10.18        497,564    2011
                                                                                    9.11             10.10        601,934    2010
                                                                                    6.83              9.11        681,073    2009
                                                                                    9.87              6.83        802,278    2008
                                                                                   10.00              9.87             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.27            $ 9.39        271,654    2012
                                                                                    8.54              8.27        358,943    2011
                                                                                    7.87              8.54        442,297    2010
                                                                                    6.14              7.87        465,854    2009
                                                                                    9.73              6.14        497,648    2008
                                                                                   10.00              9.73          4,640    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            NUMBER OF
                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares            $ 7.92            $ 8.90          36,002   2012
                                                               8.13              7.92         153,271   2011
                                                               7.43              8.13         177,577   2010
                                                               5.99              7.43         213,130   2009
                                                               9.68              5.99         134,657   2008
                                                              10.00              9.68              --   2007
------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         $ 6.83            $ 8.13          16,526   2012
                                                               7.46              6.83          17,751   2011
                                                               7.06              7.46           8,969   2010
                                                               5.47              7.06          12,885   2009
                                                               9.64              5.47              --   2008
                                                              10.00              9.64              --   2007
------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                   $ 8.50            $ 9.48           2,055   2012
                                                               8.78              8.50           2,136   2011
                                                               7.99              8.78          14,792   2010
                                                               6.48              7.99           1,399   2009
                                                               9.82              6.48           1,477   2008
                                                              10.00              9.82              --   2007
------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                              $11.19            $11.64          10,394   2012
                                                              10.61             11.19          10,216   2011
                                                              10.02             10.61          10,609   2010
                                                               9.44             10.02          10,652   2009
                                                              10.11              9.44           9,567   2008
                                                              10.00             10.11              --   2007
------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares               $ 9.05            $10.76              --   2012
                                                               9.15              9.05              --   2011
                                                               8.33              9.15              --   2010
                                                               6.10              8.33              --   2009
                                                               9.79              6.10              --   2008
                                                              10.00              9.79              --   2007
------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares              $10.39            $11.94          34,766   2012
                                                               9.61             10.39          31,906   2011
                                                               7.58              9.61          37,661   2010
                                                               5.67              7.58          52,619   2009
                                                               9.01              5.67          42,622   2008
                                                              10.00              9.01              --   2007
------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                      $ 8.38            $ 9.55           7,885   2012
                                                               8.38              8.38           9,104   2011
                                                               7.41              8.38           9,505   2010
                                                               5.97              7.41           5,530   2009
                                                               9.69              5.97           3,608   2008
                                                              10.00              9.69           1,063   2007
------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                    $ 9.69            $10.92           2,415   2012
                                                               9.54              9.69             966   2011
                                                               7.61              9.54             556   2010
                                                               5.91              7.61             647   2009
                                                               9.62              5.91             439   2008
                                                              10.00              9.62              --   2007
------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                        $ 8.30            $ 9.17       1,268,334   2012
                                                               8.71              8.30       1,409,393   2011
                                                               8.09              8.71       1,608,305   2010
                                                               6.82              8.09       1,633,484   2009
                                                               9.81              6.82       1,564,018   2008
                                                              10.00              9.81          22,316   2007
------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              $ 8.25            $ 9.41            348    2012
                                                                                    8.64              8.25             --    2011
                                                                                    7.96              8.64             --    2010
                                                                                    6.15              7.96             --    2009
                                                                                    9.77              6.15             --    2008
                                                                                   10.00              9.77             --    2007
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares                               $10.00            $ 9.93         25,580    2012
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $10.66            $11.89        180,543    2012
                                                                                   10.69             10.66        187,231    2011
                                                                                   10.05             10.69        203,842    2010
                                                                                    8.13             10.05        209,276    2009
                                                                                    9.84              8.13        146,836    2008
                                                                                   10.00              9.84             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 7.50            $ 9.14         97,245    2012
                                                                                    8.19              7.50        100,192    2011
                                                                                    7.82              8.19        106,124    2010
                                                                                    5.44              7.82        252,239    2009
                                                                                    9.93              5.44        200,907    2008
                                                                                   10.00              9.93          1,677    2007
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 9.25            $10.78             --    2012
                                                                                    9.20              9.25             --    2011
                                                                                    7.50              9.20             --    2010
                                                                                    5.68              7.50             --    2009
                                                                                    9.71              5.68             --    2008
                                                                                   10.00              9.71             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 8.15            $ 9.22             --    2012
   Class I                                                                          8.82              8.15             --    2011
                                                                                    7.69              8.82             --    2010
                                                                                    6.04              7.69             --    2009
                                                                                    9.68              6.04             --    2008
                                                                                   10.00              9.68             --    2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 9.05            $10.40             --    2012
                                                                                    9.17              9.05             --    2011
                                                                                    8.31              9.17             --    2010
                                                                                    6.07              8.31             --    2009
                                                                                    9.79              6.07             --    2008
                                                                                   10.00              9.79             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 8.35            $ 9.76             --    2012
                                                                                    8.69              8.35             --    2011
                                                                                    7.97              8.69             --    2010
                                                                                    6.40              7.97             --    2009
                                                                                    9.74              6.40             --    2008
                                                                                   10.00              9.74             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 9.40            $10.26         64,704    2012
                                                                                    9.40              9.40         65,666    2011
                                                                                    8.72              9.40         73,448    2010
                                                                                    7.52              8.72         60,568    2009
                                                                                    9.84              7.52         43,322    2008
                                                                                   10.00              9.84             --    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $ 9.21            $10.26          6,166    2012
                                                                                  8.79              9.21          6,044    2011
                                                                                  7.87              8.79          6,259    2010
                                                                                  6.02              7.87          6,566    2009
                                                                                  9.83              6.02          1,526    2008
                                                                                 10.00              9.83             --    2007
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 7.15            $ 7.89         43,293    2012
                                                                                  7.24              7.15         27,090    2011
                                                                                  6.53              7.24         17,065    2010
                                                                                  5.46              6.53         17,968    2009
                                                                                  9.83              5.46         15,680    2008
                                                                                 10.00              9.83             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 7.67            $ 8.59          7,139    2012
                                                                                  7.90              7.67          7,221    2011
                                                                                  7.36              7.90          2,676    2010
                                                                                  5.19              7.36         15,702    2009
                                                                                  9.70              5.19             --    2008
                                                                                 10.00              9.70             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $ 8.00            $ 9.52        120,765    2012
                                                                                  8.88              8.00        139,813    2011
                                                                                  7.80              8.88        139,680    2010
                                                                                  5.69              7.80        148,957    2009
                                                                                  9.69              5.69         95,091    2008
                                                                                 10.00              9.69             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 8.23            $ 9.45        211,694    2012
                                                                                  8.39              8.23        427,086    2011
                                                                                  7.36              8.39        482,441    2010
                                                                                  5.85              7.36        294,449    2009
                                                                                  9.68              5.85        217,156    2008
                                                                                 10.00              9.68             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.21            $10.66        169,515    2012
                                                                                  9.58              9.21        190,874    2011
                                                                                  7.91              9.58        212,069    2010
                                                                                  5.88              7.91         46,424    2009
                                                                                  9.63              5.88         35,725    2008
                                                                                 10.00              9.63          1,071    2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 7.77            $ 8.89             --    2012
                                                                                  7.83              7.77             --    2011
                                                                                  6.26              7.83             --    2010
                                                                                  4.81              6.26             --    2009
                                                                                  9.63              4.81             --    2008
                                                                                 10.00              9.63             --    2007
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $11.01            $12.44         18,012    2012
                                                                                 10.98             11.01          7,685    2011
                                                                                  9.87             10.98          6,214    2010
                                                                                  8.26              9.87          1,040    2009
                                                                                  9.99              8.26             --    2008
                                                                                 10.00              9.99             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $11.93            $13.42         61,982    2012
                                                                                 11.73             11.93         87,019    2011
                                                                                 10.42             11.73        101,442    2010
                                                                                  7.55             10.42         79,698    2009
                                                                                 10.03              7.55         66,690    2008
                                                                                 10.00             10.03             --    2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $15.35            $15.77         11,920    2012
                                                                              12.20             15.35         22,201    2011
                                                                              11.11             12.20         15,787    2010
                                                                              11.81             11.11         88,865    2009
                                                                              10.23             11.81         52,565    2008
                                                                              10.00             10.23          2,066    2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.34            $11.81        436,509    2012
                                                                              11.40             11.34        562,036    2011
                                                                              11.00             11.40        596,140    2010
                                                                               9.87             11.00        632,038    2009
                                                                              10.07              9.87        397,472    2008
                                                                              10.00             10.07         12,555    2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.71            $13.70        376,680    2012
                                                                              12.46             12.71        407,790    2011
                                                                              11.72             12.46        460,299    2010
                                                                              10.44             11.72        280,312    2009
                                                                              10.13             10.44        155,890    2008
                                                                              10.00             10.13          2,085    2007
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 8.84            $ 9.63          1,253    2012
                                                                               9.41              8.84          4,280    2011
                                                                               8.91              9.41          4,313    2010
                                                                               5.75              8.91          4,825    2009
                                                                               9.65              5.75          4,078    2008
                                                                              10.00              9.65          1,501    2007
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 9.08            $10.34             --    2012
                                                                               9.24              9.08             --    2011
                                                                               8.42              9.24             --    2010
                                                                               6.00              8.42             --    2009
                                                                               9.77              6.00             --    2008
                                                                              10.00              9.77             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 8.06            $ 7.70         50,697    2012
                                                                              10.16              8.06         30,963    2011
                                                                               8.10             10.16         26,273    2010
                                                                               4.67              8.10         59,859    2009
                                                                              10.13              4.67         44,607    2008
                                                                              10.00             10.13            196    2007
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $ 9.77            $11.22             --    2012
                                                                               9.71              9.77             --    2011
                                                                               8.33              9.71             --    2010
                                                                               5.57              8.33             --    2009
                                                                               9.75              5.57             --    2008
                                                                              10.00              9.75             --    2007
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2                      $11.71            $13.87          1,538    2012
                                                                              12.60             11.71          1,324    2011
                                                                              10.00             12.60          1,272    2010
----------------------------------------------------------------------------------------------------------------------------

                          NO OPTIONAL BENEFIT ELECTED



                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             $10.57            $11.84         17,087    2012
                                                                                10.75             10.57         17,464    2011
                                                                                 9.97             10.75         17,005    2010
                                                                                 7.90              9.97         20,119    2009
                                                                                11.49              7.90         22,547    2008
                                                                                10.80             11.49         41,192    2007
                                                                                10.00             10.80         46,995    2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   $13.74            $15.58         72,827    2012
                                                                                15.01             13.74         72,605    2011
                                                                                13.55             15.01         82,469    2010
                                                                                10.21             13.55         89,723    2009
                                                                                17.44             10.21        109,836    2008
                                                                                15.49             17.44        104,729    2007
                                                                                12.31             15.49         39,649    2006
                                                                                10.63             12.31         26,474    2005
                                                                                10.00             10.63             --    2004
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares           $10.00            $ 9.64         20,925    2012
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series II shares          $10.36            $11.56          3,997    2012
                                                                                11.24             10.36          4,157    2011
                                                                                 9.55             11.24          5,449    2010
                                                                                 5.86              9.55          6,830    2009
                                                                                11.71              5.86          7,604    2008
                                                                                10.20             11.71          8,632    2007
                                                                                10.10             10.20          7,918    2006
                                                                                 9.54             10.10          7,595    2005
                                                                                 9.08              9.54          8,047    2004
                                                                                 7.26              9.08          4,870    2003
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    $11.77            $13.77         48,593    2012
                                                                                12.22             11.77         55,688    2011
                                                                                10.73             12.22         69,814    2010
                                                                                 8.49             10.73         81,994    2009
                                                                                13.44              8.49        111,935    2008
                                                                                13.99             13.44        166,356    2007
                                                                                12.25             13.99        220,582    2006
                                                                                11.96             12.25        233,199    2005
                                                                                10.35             11.96        181,856    2004
                                                                                 8.04             10.35         56,754    2003
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares           $ 9.57            $10.59          3,874    2012
                                                                                 9.85              9.57          1,531    2011
                                                                                 8.94              9.85            300    2010
                                                                                 7.42              8.94            266    2009
                                                                                 9.75              7.42             --    2008
                                                                                10.00              9.75            394    2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares         $11.13            $12.89          2,287    2012
                                                                                11.71             11.13          2,652    2011
                                                                                11.13             11.71          2,715    2010
                                                                                 7.66             11.13          2,835    2009
                                                                                16.18              7.66         26,103    2008
                                                                                16.22             16.18         41,497    2007
                                                                                14.59             16.22         39,061    2006
                                                                                14.06             14.59         32,904    2005
                                                                                12.90             14.06         26,082    2004
                                                                                10.00             12.90          9,834    2003
------------------------------------------------------------------------------------------------------------------------------

                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 8.87            $ 9.90         26,608    2012
                                                                            9.30              8.87         28,680    2011
                                                                            8.57              9.30         14,551    2010
                                                                            7.00              8.57         20,647    2009
                                                                           10.19              7.00         14,621    2008
                                                                           10.00             10.19         11,011    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $11.97            $13.34          9,222    2012
                                                                           15.89             11.97          7,930    2011
                                                                           13.61             15.89          9,417    2010
                                                                            9.03             13.61         12,657    2009
                                                                           17.48              9.03          8,558    2008
                                                                           14.82             17.48         10,294    2007
                                                                           13.89             14.82          3,765    2006
                                                                           13.62             13.89          4,307    2005
                                                                           13.17             13.62          6,164    2004
                                                                           10.00             13.17          3,490    2003
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $11.20            $12.92        110,549    2012
                                                                           10.73             11.20        125,184    2011
                                                                            9.66             10.73        141,357    2010
                                                                            8.16              9.66        158,280    2009
                                                                           13.98              8.16        204,822    2008
                                                                           13.55             13.98        279,657    2007
                                                                           11.77             13.55        305,122    2006
                                                                           11.44             11.77        351,070    2005
                                                                           10.45             11.44        408,861    2004
                                                                            8.03             10.45        488,749    2003
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 8.25            $ 9.28        134,616    2012
                                                                           10.41              8.25        137,374    2011
                                                                           10.14             10.41        157,927    2010
                                                                            7.67             10.14        193,497    2009
                                                                           16.69              7.67        195,754    2008
                                                                           16.07             16.69        273,747    2007
                                                                           12.08             16.07        135,111    2006
                                                                           10.54             12.08         29,044    2005
                                                                           10.00             10.54             --    2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 7.15            $ 8.21         19,085    2012
                                                                            7.55              7.15         19,415    2011
                                                                            6.98              7.55         23,090    2010
                                                                            5.18              6.98         33,754    2009
                                                                            8.74              5.18         38,175    2008
                                                                            7.82              8.74         70,696    2007
                                                                            8.00              7.82         56,795    2006
                                                                            7.08              8.00        118,324    2005
                                                                            6.64              7.08         76,233    2004
                                                                            5.47              6.64         80,538    2003
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $12.80            $14.45         16,511    2012
                                                                           12.48             12.80         10,977    2011
                                                                            9.29             12.48         23,885    2010
                                                                            6.68              9.29         15,135    2009
                                                                           12.48              6.68         13,190    2008
                                                                           11.16             12.48         30,206    2007
                                                                           10.26             11.16         24,509    2006
                                                                            9.94             10.26         21,127    2005
                                                                            8.84              9.94         91,343    2004
                                                                            6.04              8.84         87,469    2003
-------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $12.80            $13.53         76,617    2012
                                                                         11.64             12.80         75,084    2011
                                                                         11.26             11.64         88,038    2010
                                                                         10.38             11.26        151,169    2009
                                                                         10.72             10.38        131,543    2008
                                                                          9.95             10.72         17,214    2007
                                                                          9.95              9.95         15,071    2006
                                                                         10.00              9.95            977    2005
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                   $11.11            $12.44         45,684    2012
                                                                         11.61             11.11         46,662    2011
                                                                         10.49             11.61         47,049    2010
                                                                          8.14             10.49         43,906    2009
                                                                         13.12              8.14         49,465    2008
                                                                         13.13             13.12         53,032    2007
                                                                         10.97             13.13         45,584    2006
                                                                         10.87             10.97          1,124    2005
                                                                         10.00             10.87          2,796    2004
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares             $14.01            $15.16        259,917    2012
                                                                         14.78             14.01        264,824    2011
                                                                         13.68             14.78        275,770    2010
                                                                         11.50             13.68        284,377    2009
                                                                         14.55             11.50        290,136    2008
                                                                         12.66             14.55         78,170    2007
                                                                         11.05             12.66          8,657    2006
                                                                         10.00             11.05             --    2005
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares              $10.91            $12.32          9,808    2012
                                                                         10.83             10.91          6,127    2011
                                                                          9.56             10.83          7,021    2010
                                                                          7.67              9.56          7,595    2009
                                                                         13.20              7.67         14,222    2008
                                                                         12.41             13.20          6,328    2007
                                                                         11.80             12.41             --    2006
                                                                         10.85             11.80             --    2005
                                                                         10.00             10.85             --    2004
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares           $11.71            $13.05          3,468    2012
                                                                         12.22             11.71          1,934    2011
                                                                          9.67             12.22          7,565    2010
                                                                          7.68              9.67         16,542    2009
                                                                         13.05              7.68          9,211    2008
                                                                         13.42             13.05          6,000    2007
                                                                         12.14             13.42          4,997    2006
                                                                         11.21             12.14          4,404    2005
                                                                         10.00             11.21            894    2004
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1         $14.92            $16.48         25,451    2012
                                                                         15.57             14.92         32,704    2011
                                                                         13.02             15.57         51,334    2010
                                                                         10.44             13.02         52,945    2009
                                                                         17.53             10.44         76,892    2008
                                                                         15.16             17.53         96,481    2007
                                                                         14.52             15.16         65,477    2006
                                                                         13.74             14.52         88,428    2005
                                                                         12.35             13.74         57,158    2004
                                                                         10.00             12.35         30,362    2003
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $16.37            $18.95         95,969
   Class 2                                                                            19.85             16.37        115,420
                                                                                      17.74             19.85        121,673
                                                                                      13.07             17.74        123,851
                                                                                      25.78             13.07        139,064
                                                                                      21.89             25.78        145,716
                                                                                      18.05             21.89        128,425
                                                                                      15.35             18.05         59,028
                                                                                      13.38             15.35         80,597
                                                                                      10.00             13.38         35,664
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares               $ 7.57            $ 8.34          4,086
                                                                                       7.63              7.57          4,691
                                                                                       6.75              7.63          4,693
                                                                                       5.13              6.75          4,696
                                                                                       7.95              5.13          4,699
                                                                                       7.49              7.95          6,332
                                                                                       6.97              7.49          6,335
                                                                                       6.84              6.97         11,324
                                                                                       6.54              6.84         12,485
                                                                                       5.28              6.54         15,105
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $12.00            $12.67        118,411
                                                                                      11.89             12.00         87,239
                                                                                      11.07             11.89         62,174
                                                                                       7.80             11.07         92,050
                                                                                      10.88              7.80         98,311
                                                                                      10.88             10.88        152,914
                                                                                      10.48             10.88         90,417
                                                                                      10.25             10.48         69,713
                                                                                      10.13             10.25         85,631
                                                                                      10.00             10.13         50,872
--------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                               $18.20            $20.47         36,872
                                                                                      17.62             18.20         39,703
                                                                                      15.66             17.62         32,401
                                                                                      10.43             15.66         37,620
                                                                                      14.35             10.43         31,185
                                                                                      14.13             14.35         45,507
                                                                                      12.99             14.13         57,630
                                                                                      12.91             12.99         79,520
                                                                                      11.90             12.91        102,892
                                                                                       9.93             11.90        356,670
--------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                       $15.68            $18.05         40,513
                                                                                      18.41             15.68         68,512
                                                                                      15.89             18.41         72,595
                                                                                      12.51             15.89         73,072
                                                                                      21.88             12.51         82,313
                                                                                      18.44             21.88         64,812
                                                                                      16.35             18.44         61,437
                                                                                      14.98             16.35         58,370
                                                                                      13.30             14.98         31,892
                                                                                      10.00             13.30         41,393
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2012
   Class 2                                                                     2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
DREYFUS
-----------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares         2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                         2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                 2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $12.01            $13.26         18,029    2012
                                                                         12.56             12.01         60,571    2011
                                                                         11.20             12.56         62,575    2010
                                                                          8.84             11.20         68,568    2009
                                                                         12.63              8.84         62,744    2008
                                                                         11.15             12.63         68,570    2007
                                                                         10.57             11.15         70,614    2006
                                                                         10.35             10.57         60,567    2005
                                                                         10.00             10.35          2,717    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $10.78            $12.18         42,627    2012
                                                                         11.39             10.78         48,029    2011
                                                                          9.83             11.39         46,931    2010
                                                                          7.22              9.83         32,049    2009
                                                                         11.15              7.22         40,842    2008
                                                                         10.42             11.15         41,008    2007
                                                                         10.00             10.42         15,859    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $13.56            $15.49        412,863    2012
                                                                         14.17             13.56        340,887    2011
                                                                         12.32             14.17        373,383    2010
                                                                          9.24             12.32        398,347    2009
                                                                         16.38              9.24        420,537    2008
                                                                         14.20             16.38        523,417    2007
                                                                         12.95             14.20        531,193    2006
                                                                         11.28             12.95        443,086    2005
                                                                          9.95             11.28        410,409    2004
                                                                          7.89              9.95        337,537    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $14.11            $16.97          5,621    2012
                                                                         14.75             14.11          5,675    2011
                                                                         12.70             14.75          6,607    2010
                                                                          9.51             12.70          6,102    2009
                                                                         16.47              9.51         11,106    2008
                                                                         15.68             16.47         12,739    2007
                                                                         14.00             15.68         10,598    2006
                                                                         11.79             14.00          7,069    2005
                                                                         11.83             11.79             --    2004
                                                                         10.00             11.83             --    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $11.00            $12.67        291,758    2012
                                                                         11.11             11.00        236,234    2011
                                                                          9.82             11.11        277,927    2010
                                                                          7.69              9.82        295,277    2009
                                                                         13.66              7.69        330,089    2008
                                                                         13.71             13.66        403,591    2007
                                                                         11.61             13.71        419,097    2006
                                                                         11.18             11.61        375,572    2005
                                                                         10.21             11.18        413,990    2004
                                                                          7.98             10.21        398,488    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 9.61            $11.19         47,992    2012
                                                                          9.64              9.61         63,534    2011
                                                                          8.55              9.64         64,723    2010
                                                                          6.84              8.55         63,794    2009
                                                                         11.97              6.84         71,406    2008
                                                                         10.87             11.97         86,202    2007
                                                                          9.79             10.87         92,326    2006
                                                                          9.26              9.79         80,634    2005
                                                                          8.92              9.26         85,828    2004
                                                                          7.34              8.92         83,729    2003
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                           $10.00            $10.72         29,341    2012
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 7.68            $ 8.65         70,706    2012
                                                                                    7.81              7.68         74,681    2011
                                                                                    6.41              7.81         89,496    2010
                                                                                    5.09              6.41         90,608    2009
                                                                                    9.81              5.09        115,629    2008
                                                                                    7.88              9.81        129,819    2007
                                                                                    7.51              7.88        153,412    2006
                                                                                    7.23              7.51        204,629    2005
                                                                                    7.13              7.23        324,327    2004
                                                                                    5.46              7.13        352,593    2003
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                                   $10.00            $10.87         33,377    2012
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $12.16            $12.63        196,586    2012
                                                                                   11.54             12.16         67,724    2011
                                                                                   10.90             11.54         77,807    2010
                                                                                    9.60             10.90         56,893    2009
                                                                                   10.10              9.60          8,905    2008
                                                                                   10.00             10.10         29,758    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $20.04            $22.59        122,847    2012
                                                                                   22.85             20.04         94,127    2011
                                                                                   18.06             22.85        148,935    2010
                                                                                   13.13             18.06        151,913    2009
                                                                                   22.10             13.13        186,754    2008
                                                                                   19.47             22.10        199,694    2007
                                                                                   17.60             19.47        205,590    2006
                                                                                   15.16             17.60        196,613    2005
                                                                                   12.36             15.16        209,510    2004
                                                                                    9.08             12.36        289,659    2003
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $11.09            $13.87          9,668    2012
                                                                                   12.39             11.09         10,928    2011
                                                                                    9.97             12.39         10,410    2010
                                                                                    6.45              9.97         12,443    2009
                                                                                   13.45              6.45         14,999    2008
                                                                                   12.96             13.45         11,462    2007
                                                                                   11.35             12.96          8,591    2006
                                                                                   11.26             11.35          4,590    2005
                                                                                   10.00             11.26          4,440    2004
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.74            $14.12        197,990    2012
                                                                                   12.65             12.74        249,775    2011
                                                                                   11.41             12.65        325,423    2010
                                                                                    8.55             11.41        399,975    2009
                                                                                   12.35              8.55        511,948    2008
                                                                                   12.10             12.35        435,003    2007
                                                                                   10.40             12.10        274,295    2006
                                                                                   10.00             10.40         28,195    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.43            $ 9.56         70,270    2012
                                                                                    8.70              8.43         71,766    2011
                                                                                    8.02              8.70         81,181    2010
                                                                                    6.26              8.02        112,677    2009
                                                                                    9.91              6.26        136,579    2008
                                                                                   10.00              9.91         76,636    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            NUMBER OF
                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares            $ 9.08            $10.21         97,293    2012
                                                               9.33              9.08        201,342    2011
                                                               8.53              9.33        239,773    2010
                                                               6.87              8.53        272,503    2009
                                                              11.11              6.87        258,479    2008
                                                              10.91             11.11        231,168    2007
                                                              10.00             10.91        117,657    2006
------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         $ 7.88            $ 9.38         72,083    2012
                                                               8.61              7.88         84,436    2011
                                                               8.14              8.61         95,899    2010
                                                               6.31              8.14        100,255    2009
                                                              11.12              6.31        137,907    2008
                                                              11.04             11.12        191,711    2007
                                                              10.00             11.04         84,972    2006
------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                   $10.91            $12.17         61,196    2012
                                                              11.27             10.91         68,573    2011
                                                              10.26             11.27         72,635    2010
                                                               8.32             10.26         77,974    2009
                                                              12.60              8.32        101,126    2008
                                                              11.63             12.60        120,133    2007
                                                              10.03             11.63        126,015    2006
                                                               9.79             10.03        150,209    2005
                                                               9.08              9.79        226,194    2004
                                                               7.44              9.08        250,535    2003
------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                              $14.89            $15.48         34,610    2012
                                                              14.11             14.89         37,437    2011
                                                              13.33             14.11         43,587    2010
                                                              12.56             13.33         49,822    2009
                                                              13.45             12.56         62,428    2008
                                                              13.04             13.45         98,852    2007
                                                              12.70             13.04         98,927    2006
                                                              12.64             12.70        127,110    2005
                                                              12.43             12.64        148,058    2004
                                                              12.19             12.43        176,745    2003
------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares               $10.41            $12.38         26,822    2012
                                                              10.52             10.41         41,902    2011
                                                               9.58             10.52         54,542    2010
                                                               7.02              9.58         57,727    2009
                                                              11.26              7.02         82,796    2008
                                                              10.87             11.26        123,558    2007
                                                              10.12             10.87        172,743    2006
                                                              10.16             10.12        189,344    2005
                                                               9.64             10.16        235,251    2004
                                                               7.60              9.64        251,916    2003
------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares              $31.15            $35.80         20,047    2012
                                                              28.82             31.15         20,667    2011
                                                              22.71             28.82         27,478    2010
                                                              17.00             22.71         33,711    2009
                                                              27.01             17.00         43,134    2008
                                                              32.24             27.01         26,971    2007
                                                              24.63             32.24         27,103    2006
                                                              22.39             24.63         26,537    2005
                                                              17.19             22.39         21,852    2004
                                                              12.71             17.19         45,884    2003
------------------------------------------------------------------------------------------------------------

                                                                                 NUMBER OF
                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                           $ 9.12            $10.38        332,399    2012
                                                    9.11              9.12        365,224    2011
                                                    8.06              9.11        445,024    2010
                                                    6.49              8.06        458,908    2009
                                                   10.53              6.49        547,886    2008
                                                   10.18             10.53        623,873    2007
                                                    8.96             10.18        588,692    2006
                                                    8.72              8.96        569,308    2005
                                                    8.02              8.72        704,179    2004
                                                    6.35              8.02        844,604    2003
-------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares         $17.23            $19.43         39,779    2012
                                                   16.98             17.23         47,783    2011
                                                   13.54             16.98         54,930    2010
                                                   10.51             13.54         66,493    2009
                                                   17.12             10.51         89,297    2008
                                                   16.99             17.12        120,224    2007
                                                   15.24             16.99        140,015    2006
                                                   14.14             15.24        164,758    2005
                                                   12.48             14.14        187,890    2004
                                                   10.22             12.48        184,797    2003
-------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares             $12.48            $13.82        249,767    2012
                                                   13.06             12.48        263,848    2011
                                                   12.10             13.06        265,475    2010
                                                   10.18             12.10        291,227    2009
                                                   14.63             10.18        332,500    2008
                                                   13.31             14.63        563,933    2007
                                                   11.89             13.31        654,431    2006
                                                   11.66             11.89        670,202    2005
                                                   10.95             11.66        482,820    2004
                                                    9.25             10.95        174,240    2003
-------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares             $ 9.86            $10.89        311,327    2012
                                                   10.34              9.86        331,874    2011
                                                    9.60             10.34        369,485    2010
                                                    8.09              9.60        501,866    2009
                                                   11.65              8.09        572,997    2008
                                                   10.61             11.65        560,421    2007
                                                   10.00             10.61        202,950    2006
-------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares              $ 9.87            $11.24         11,383    2012
                                                   10.33              9.87         13,348    2011
                                                    9.52             10.33         14,122    2010
                                                    7.35              9.52         23,405    2009
                                                   11.68              7.35         37,699    2008
                                                   10.99             11.68         67,602    2007
                                                    9.62             10.99         71,928    2006
                                                    9.53              9.62         87,250    2005
                                                    8.96              9.53         91,463    2004
                                                    7.38              8.96        117,483    2003
-------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                $21.99            $25.64         16,274    2012
                                                   23.87             21.99         17,714    2011
                                                   19.41             23.87         17,715    2010
                                                   14.81             19.41         19,156    2009
                                                   23.91             14.81         18,835    2008
                                                   23.55             23.91         32,622    2007
                                                   20.60             23.55         33,833    2006
                                                   18.55             20.60         21,239    2005
                                                   14.98             18.55             --    2004
                                                   11.85             14.98             --    2003
-------------------------------------------------------------------------------------------------

                                                                                           NUMBER OF
                                                         ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                        UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                           BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares         $10.00            $ 9.93        349,983    2012
-----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                      $14.18            $15.82        125,631    2012
                                                             14.21             14.18        138,667    2011
                                                             13.36             14.21        149,232    2010
                                                             10.81             13.36        177,345    2009
                                                             13.09             10.81        182,545    2008
                                                             12.06             13.09        162,516    2007
                                                             11.10             12.06        148,174    2006
                                                             10.48             11.10        187,969    2005
                                                              9.83             10.48        217,933    2004
                                                              8.79              9.83        294,861    2003
-----------------------------------------------------------------------------------------------------------
  Enterprise Portfolio -- Service Shares                    $ 9.03            $10.40         13,446    2012
                                                              9.33              9.03         18,058    2011
                                                              7.55              9.33         58,759    2010
                                                              5.31              7.55         23,405    2009
                                                              9.62              5.31         23,634    2008
                                                              8.03              9.62         24,730    2007
                                                              7.20              8.03         26,531    2006
                                                              6.53              7.20         33,832    2005
                                                              5.51              6.53        187,838    2004
                                                              4.16              5.51         57,215    2003
-----------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                         $10.69            $13.03         59,568    2012
                                                             11.67             10.69         66,639    2011
                                                             11.14             11.67         70,964    2010
                                                              7.75             11.14        145,611    2009
                                                             14.15              7.75        165,345    2008
                                                             10.52             14.15        107,881    2007
                                                              9.80             10.52         55,327    2006
                                                              8.85              9.80         56,029    2005
                                                              7.62              8.85         52,220    2004
                                                              6.44              7.62         82,033    2003
-----------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares             $ 4.54            $ 5.32          6,152    2012
                                                              5.05              4.54          7,132    2011
                                                              4.13              5.05          8,156    2010
                                                              2.67              4.13          8,322    2009
                                                              4.85              2.67          9,219    2008
                                                              4.05              4.85          9,497    2007
                                                              3.82              4.05          8,324    2006
                                                              3.48              3.82          8,723    2005
                                                              3.51              3.48         26,798    2004
                                                              2.44              3.51         85,416    2003
-----------------------------------------------------------------------------------------------------------
  Janus Portfolio -- Service Shares                         $ 7.20            $ 8.38         14,684    2012
                                                              7.75              7.20         15,369    2011
                                                              6.89              7.75         18,630    2010
                                                              5.15              6.89         19,981    2009
                                                              8.70              5.15         25,744    2008
                                                              7.70              8.70         31,468    2007
                                                              7.05              7.70         33,317    2006
                                                              6.88              7.05         38,598    2005
                                                              6.71              6.88         58,870    2004
                                                              5.19              6.71        139,133    2003
-----------------------------------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                                $13.62            $15.17          6,470
                                                                                       20.46             13.62          9,183
                                                                                       16.63             20.46         12,317
                                                                                        9.44             16.63         13,827
                                                                                       20.08              9.44         16,936
                                                                                       15.94             20.08         24,801
                                                                                       11.05             15.94         28,387
                                                                                        8.51             11.05         47,211
                                                                                        7.28              8.51        157,206
                                                                                        5.50              7.28        153,918
---------------------------------------------------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                                               $ 6.36            $ 7.50         14,010
                                                                                        7.51              6.36         15,296
                                                                                        6.61              7.51         26,093
                                                                                        4.89              6.61         26,679
                                                                                        9.00              4.89         37,628
                                                                                        8.36              9.00         48,979
                                                                                        7.21              8.36         55,833
                                                                                        6.94              7.21         66,446
                                                                                        6.74              6.94         66,040
                                                                                        5.54              6.74         83,579
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $14.87            $17.34         12,800
                                                                                       14.80             14.87         17,319
                                                                                       12.06             14.80         18,148
                                                                                        9.13             12.06         18,808
                                                                                       15.61              9.13         38,448
                                                                                       15.81             15.61         36,351
                                                                                       14.51             15.81         17,546
                                                                                       13.45             14.51          7,695
                                                                                       12.56             13.45          5,901
                                                                                       10.00             12.56          5,941
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 9.02            $10.13         12,630
                                                                                        8.51              9.02             --
                                                                                        7.72              8.51          1,467
                                                                                        6.39              7.72          1,468
                                                                                        9.99              6.39          4,697
                                                                                       10.00              9.99         50,366
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --              $ 7.99            $ 9.04         41,425
   Class I                                                                              8.65              7.99         37,862
                                                                                        7.54              8.65         38,289
                                                                                        5.92              7.54         63,519
                                                                                        9.49              5.92         52,314
                                                                                       10.00              9.49         54,917
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                        $ 7.42            $ 8.52         17,963
                                                                                        7.51              7.42         34,344
                                                                                        6.80              7.51         37,091
                                                                                        4.97              6.80         42,059
                                                                                        8.02              4.97         53,917
                                                                                        7.34              8.02         98,082
                                                                                        6.95              7.34        109,361
                                                                                        6.77              6.95         97,494
                                                                                        6.32              6.77        149,865
                                                                                        5.24              6.32        163,937
---------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                          2012
                                                                                2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                                         2012
                                                                                2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2012
                                                                                2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2012
                                                                                2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --        2012
   Class I                                                                      2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  2012
                                                                                2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares              $ 9.22            $10.78         39,252    2012
                                                                       9.60              9.22         52,993    2011
                                                                       8.80              9.60         60,104    2010
                                                                       7.06              8.80         67,508    2009
                                                                      10.75              7.06         77,982    2008
                                                                       9.93             10.75         79,190    2007
                                                                       8.96              9.93         86,655    2006
                                                                       8.50              8.96         92,553    2005
                                                                       7.78              8.50         97,894    2004
                                                                       6.49              7.78        107,860    2003
--------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                $11.84            $14.09         20,029    2012
                                                                      13.44             11.84         20,726    2011
                                                                      10.05             13.44         26,016    2010
                                                                       6.27             10.05         31,293    2009
                                                                      10.53              6.27         35,149    2008
                                                                      10.47             10.53         47,112    2007
                                                                       9.42             10.47         65,048    2006
                                                                       9.12              9.42         58,221    2005
                                                                       8.72              9.12         80,537    2004
                                                                       6.64              8.72        235,645    2003
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $11.07            $12.09         28,040    2012
                                                                      11.08             11.07         33,589    2011
                                                                      10.27             11.08         44,928    2010
                                                                       8.86             10.27         47,077    2009
                                                                      11.59              8.86         53,378    2008
                                                                      11.34             11.59         68,734    2007
                                                                      10.32             11.34         53,017    2006
                                                                      10.00             10.32         15,393    2005
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $17.45            $19.44         46,741    2012
                                                                      16.65             17.45         57,659    2011
                                                                      14.91             16.65         70,830    2010
                                                                      11.40             14.91         80,239    2009
                                                                      18.63             11.40        119,729    2008
                                                                      14.85             18.63        106,204    2007
                                                                      11.52             14.85         76,859    2006
                                                                      10.04             11.52         62,891    2005
                                                                       7.86             10.04         78,182    2004
                                                                       5.89              7.86         53,350    2003
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     $ 9.01            $ 9.94         25,174    2012
                                                                       9.13              9.01         62,255    2011
                                                                       8.23              9.13         76,312    2010
                                                                       6.88              8.23         79,310    2009
                                                                      12.40              6.88         83,962    2008
                                                                      12.17             12.40         92,838    2007
                                                                      11.16             12.17         71,867    2006
                                                                      10.94             11.16         77,698    2005
                                                                      10.00             10.94          5,686    2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $12.50            $13.99         17,485    2012
                                                                      12.87             12.50         56,394    2011
                                                                      11.99             12.87         56,538    2010
                                                                       8.45             11.99         57,813    2009
                                                                      15.80              8.45         59,073    2008
                                                                      14.11             15.80         65,277    2007
                                                                      13.31             14.11         65,475    2006
                                                                      12.90             13.31         72,790    2005
                                                                      12.30             12.90         46,908    2004
                                                                      10.00             12.30         35,826    2003
--------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $12.91            $15.36        140,141    2012
                                                                                 14.34             12.91        166,597    2011
                                                                                 12.59             14.34        182,232    2010
                                                                                  9.18             12.59        229,839    2009
                                                                                 15.64              9.18        243,168    2008
                                                                                 14.99             15.64        256,636    2007
                                                                                 12.98             14.99        272,177    2006
                                                                                 11.56             12.98        301,751    2005
                                                                                  9.88             11.56        334,079    2004
                                                                                  7.03              9.88        316,675    2003
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 9.65            $11.07        137,358    2012
                                                                                  9.84              9.65        234,292    2011
                                                                                  8.63              9.84        249,468    2010
                                                                                  6.85              8.63        204,421    2009
                                                                                 11.34              6.85        214,137    2008
                                                                                 11.07             11.34        160,922    2007
                                                                                  9.80             11.07        178,832    2006
                                                                                  9.42              9.80        188,098    2005
                                                                                  8.77              9.42        208,590    2004
                                                                                  7.05              8.77        224,577    2003
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $18.15            $21.01         64,001    2012
                                                                                 18.89             18.15         73,048    2011
                                                                                 15.60             18.89         80,664    2010
                                                                                 11.58             15.60         42,580    2009
                                                                                 18.98             11.58         46,050    2008
                                                                                 19.57             18.98         44,379    2007
                                                                                 17.34             19.57         28,668    2006
                                                                                 16.06             17.34         29,343    2005
                                                                                 13.70             16.06         28,973    2004
                                                                                 10.00             13.70         24,443    2003
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $13.22            $15.12          1,784    2012
                                                                                 13.33             13.22          1,112    2011
                                                                                 10.65             13.33          3,767    2010
                                                                                  8.18             10.65          4,195    2009
                                                                                 16.37              8.18          5,227    2008
                                                                                 15.69             16.37          5,229    2007
                                                                                 15.53             15.69          3,629    2006
                                                                                 14.09             15.53          2,882    2005
                                                                                 11.99             14.09         56,208    2004
                                                                                 10.00             11.99         11,756    2003
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $12.57            $14.20         61,728    2012
                                                                                 12.53             12.57        191,054    2011
                                                                                 11.27             12.53        186,254    2010
                                                                                  9.43             11.27         58,154    2009
                                                                                 11.40              9.43         48,239    2008
                                                                                 10.70             11.40         35,033    2007
                                                                                 10.40             10.70         27,371    2006
                                                                                 10.00             10.40         19,463    2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares         $15.72            $17.14         14,505
                                                                                      14.96             15.72         17,152
                                                                                      14.01             14.96         27,726
                                                                                      12.32             14.01         18,364
                                                                                      12.82             12.32         19,188
                                                                                      12.58             12.82         21,695
                                                                                      12.51             12.58         22,416
                                                                                      12.09             12.51         23,440
                                                                                      11.64             12.09         25,433
                                                                                      11.56             11.64         31,761
--------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                                $17.19            $19.34         94,891
                                                                                      16.91             17.19        141,756
                                                                                      15.01             16.91        172,558
                                                                                      10.87             15.01        150,153
                                                                                      14.45             10.87        167,298
                                                                                      14.18             14.45        145,241
                                                                                      13.21             14.18        139,274
                                                                                      12.90             13.21        126,571
                                                                                      11.97             12.90        320,630
                                                                                       9.90             11.97        363,963
--------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares                 $22.51            $23.13         37,589
                                                                                      17.89             22.51         61,386
                                                                                      16.29             17.89         79,376
                                                                                      17.32             16.29        138,767
                                                                                      15.00             17.32        198,145
                                                                                      13.89             15.00        161,042
                                                                                      13.96             13.89        126,805
                                                                                      13.54             13.96         95,855
                                                                                      12.79             13.54        124,956
                                                                                      12.51             12.79        190,970
--------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                              $12.15            $12.66        258,445
                                                                                      12.21             12.15        315,424
                                                                                      11.79             12.21        275,725
                                                                                      10.57             11.79        301,076
                                                                                      10.79             10.57        298,615
                                                                                      10.21             10.79        162,026
                                                                                       9.98             10.21         11,345
                                                                                      10.00              9.98          7,455
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                              $17.23            $18.58        646,334
                                                                                      16.90             17.23        645,800
                                                                                      15.89             16.90        906,523
                                                                                      14.16             15.89        841,292
                                                                                      13.73             14.16        820,120
                                                                                      12.83             13.73        854,916
                                                                                      12.56             12.83        883,696
                                                                                      12.46             12.56        771,660
                                                                                      12.07             12.46        855,755
                                                                                      11.68             12.07        926,420
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares   2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                          2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares           2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                        2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                        2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $18.55            $20.19        21,996     2012
                                                                 19.73             18.55        22,238     2011
                                                                 18.68             19.73        56,135     2010
                                                                 12.06             18.68        66,998     2009
                                                                 20.22             12.06        70,868     2008
                                                                 18.67             20.22        82,431     2007
                                                                 16.70             18.67        74,469     2006
                                                                 13.99             16.70        49,459     2005
                                                                 12.32             13.99           816     2004
                                                                 10.00             12.32            --     2003
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $14.87            $16.94         4,099     2012
                                                                 15.13             14.87         6,891     2011
                                                                 13.79             15.13         4,952     2010
                                                                  9.83             13.79         9,039     2009
                                                                 16.00              9.83         7,355     2008
                                                                 14.58             16.00        15,612     2007
                                                                 14.61             14.58        13,844     2006
                                                                 13.02             14.61         3,666     2005
                                                                 12.12             13.02         1,389     2004
                                                                 10.00             12.12         1,838     2003
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $20.57            $19.65        48,405     2012
                                                                 25.92             20.57        54,331     2011
                                                                 20.67             25.92        79,832     2010
                                                                 11.90             20.67        79,347     2009
                                                                 25.84             11.90        85,085     2008
                                                                 17.78             25.84        57,589     2007
                                                                 14.85             17.78        24,296     2006
                                                                 10.00             14.85        10,936     2005
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $ 6.22            $ 7.14        22,572     2012
                                                                  6.18              6.22        15,299     2011
                                                                  5.30              6.18        21,933     2010
                                                                  3.55              5.30        26,695     2009
                                                                  6.20              3.55        77,057     2008
                                                                  5.35              6.20        76,624     2007
                                                                  5.14              5.35        68,408     2006
                                                                  5.17              5.14        41,803     2005
                                                                  4.80              5.17        59,997     2004
                                                                  3.36              4.80        44,369     2003
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $11.71            $13.87         2,124     2012
                                                                 12.60             11.71         1,795     2011
                                                                 10.00             12.60         2,210     2010
---------------------------------------------------------------------------------------------------------------

        PAYMENT OPTIMIZER PLUS (FOR JOINT ANNUITANT CONTRACTS) ELECTED



                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             $10.18            $11.33            --     2012
                                                                                10.42             10.18            --     2011
                                                                                 9.73             10.42            --     2010
                                                                                 7.76              9.73            --     2009
                                                                                11.36              7.76            --     2008
                                                                                10.75             11.36            --     2007
                                                                                10.00             10.75            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   $ 9.42            $10.61         4,685     2012
                                                                                10.36              9.42         3,289     2011
                                                                                 9.41             10.36         3,274     2010
                                                                                 7.14              9.41         5,083     2009
                                                                                12.28              7.14         5,666     2008
                                                                                10.98             12.28         5,368     2007
                                                                                10.00             10.98           358     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares           $10.00            $ 9.60            --     2012
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series II shares          $ 9.38            $10.39            --     2012
                                                                                10.25              9.38            --     2011
                                                                                 8.77             10.25            --     2010
                                                                                 5.41              8.77            --     2009
                                                                                10.89              5.41            --     2008
                                                                                 9.55             10.89            --     2007
                                                                                10.00              9.55            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    $ 8.87            $10.31            --     2012
                                                                                 9.27              8.87            --     2011
                                                                                 8.20              9.27            --     2010
                                                                                 6.53              8.20            --     2009
                                                                                10.41              6.53            --     2008
                                                                                10.90             10.41         5,183     2007
                                                                                10.00             10.90           120     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares           $ 9.28            $10.19            --     2012
                                                                                 9.62              9.28            --     2011
                                                                                 8.78              9.62            --     2010
                                                                                 7.33              8.78            --     2009
                                                                                 9.70              7.33            --     2008
                                                                                10.00              9.70            --     2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares         $ 7.02            $ 8.07            --     2012
                                                                                 7.43              7.02            --     2011
                                                                                 7.11              7.43            --     2010
                                                                                 4.92              7.11            --     2009
                                                                                10.47              4.92            --     2008
                                                                                10.57             10.47           356     2007
                                                                                10.00             10.57            --     2006
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B              $ 8.62            $ 9.55         7,041     2012
                                                                                 9.10              8.62         7,800     2011
                                                                                 8.44              9.10         8,486     2010
                                                                                 6.93              8.44         9,280     2009
                                                                                10.16              6.93         9,985     2008
                                                                                10.00             10.16            --     2007
------------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B         $ 7.97            $ 8.83            --     2012
                                                                         10.65              7.97            --     2011
                                                                          9.19             10.65            --     2010
                                                                          6.14              9.19            --     2009
                                                                         11.95              6.14            --     2008
                                                                         10.20             11.95            --     2007
                                                                         10.00             10.20            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B              $ 8.80            $10.09            --     2012
                                                                          8.49              8.80            --     2011
                                                                          7.70              8.49            --     2010
                                                                          6.54              7.70            --     2009
                                                                         11.29              6.54            --     2008
                                                                         11.01             11.29            --     2007
                                                                         10.00             11.01            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B            $ 5.54            $ 6.19        13,724     2012
                                                                          7.04              5.54        11,088     2011
                                                                          6.90              7.04         9,652     2010
                                                                          5.26              6.90         9,186     2009
                                                                         11.51              5.26        10,233     2008
                                                                         11.15             11.51        13,311     2007
                                                                         10.00             11.15           823     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B               $ 8.72            $ 9.94            --     2012
                                                                          9.26              8.72            --     2011
                                                                          8.63              9.26            --     2010
                                                                          6.44              8.63            --     2009
                                                                         10.95              6.44            --     2008
                                                                          9.86             10.95            --     2007
                                                                         10.00              9.86            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B               $10.43            $11.69            --     2012
                                                                         10.24             10.43            --     2011
                                                                          7.67             10.24            --     2010
                                                                          5.55              7.67            --     2009
                                                                         10.45              5.55            --     2008
                                                                          9.40             10.45            --     2007
                                                                         10.00              9.40            --     2006
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $12.62            $13.24         6,133     2012
                                                                         11.55             12.62         6,157     2011
                                                                         11.24             11.55         7,197     2010
                                                                         10.43             11.24        11,251     2009
                                                                         10.85             10.43        10,036     2008
                                                                         10.13             10.85            --     2007
                                                                         10.00             10.13            --     2006
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                   $ 9.09            $10.11            --     2012
                                                                          9.56              9.09            --     2011
                                                                          8.69              9.56            --     2010
                                                                          6.80              8.69            --     2009
                                                                         11.02              6.80            --     2008
                                                                         11.10             11.02            --     2007
                                                                         10.00             11.10            --     2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $11.17            $12.01        28,939
                                                                                      11.86             11.17        30,502
                                                                                      11.05             11.86        32,494
                                                                                       9.35             11.05        36,120
                                                                                      11.91              9.35        38,331
                                                                                      10.44             11.91        24,933
                                                                                      10.00             10.44            --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                           $ 8.55            $ 9.59            --
                                                                                       8.54              8.55            --
                                                                                       7.59              8.54            --
                                                                                       6.13              7.59            --
                                                                                      10.62              6.13            --
                                                                                      10.05             10.62            --
                                                                                      10.00             10.05            --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                        $ 8.40            $ 9.30            --
                                                                                       8.82              8.40            --
                                                                                       7.04              8.82            --
                                                                                       5.62              7.04            --
                                                                                       9.62              5.62            --
                                                                                       9.95              9.62            --
                                                                                      10.00              9.95            --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $ 9.68            $10.62            --
                                                                                      10.17              9.68            --
                                                                                       8.56             10.17            --
                                                                                       6.92              8.56            --
                                                                                      11.69              6.92            --
                                                                                      10.18             11.69            --
                                                                                      10.00             10.18            --
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $ 7.63            $ 8.78         3,824
   Class 2                                                                             9.32              7.63         4,007
                                                                                       8.38              9.32         3,620
                                                                                       6.21              8.38         3,760
                                                                                      12.34              6.21         4,375
                                                                                      10.55             12.34         5,342
                                                                                      10.00             10.55           435
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $10.89            $11.42         4,300
                                                                                      10.86             10.89            --
                                                                                      10.18             10.86            --
                                                                                       7.22             10.18         3,167
                                                                                      10.13              7.22         3,534
                                                                                      10.20             10.13         4,347
                                                                                      10.00             10.20            --
--------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                               $13.14            $14.68            --
                                                                                      12.81             13.14            --
                                                                                      11.46             12.81            --
                                                                                       7.69             11.46            --
                                                                                      10.64              7.69            --
                                                                                      10.55             10.64            --
                                                                                      10.00             10.55            --
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                     2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                  2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2012
   Class 2                                                                     2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                         2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $ 8.48            $ 9.70            --     2012
                                                                         10.03              8.48         5,490     2011
                                                                          8.72             10.03         5,065     2010
                                                                          6.91              8.72         3,716     2009
                                                                         12.16              6.91         3,965     2008
                                                                         10.32             12.16            --     2007
                                                                         10.00             10.32            --     2006
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $10.38            $11.65            --     2012
                                                                         11.04             10.38            --     2011
                                                                          9.59             11.04            --     2010
                                                                          7.10              9.59            --     2009
                                                                         11.02              7.10            --     2008
                                                                         10.37             11.02            --     2007
                                                                         10.00             10.37            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 9.45            $10.73        19,932     2012
                                                                          9.95              9.45            --     2011
                                                                          8.70              9.95            --     2010
                                                                          6.57              8.70            --     2009
                                                                         11.73              6.57            --     2008
                                                                         10.23             11.73         4,717     2007
                                                                         10.00             10.23           256     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 8.82            $10.54            --     2012
                                                                          9.28              8.82            --     2011
                                                                          8.05              9.28            --     2010
                                                                          6.06              8.05            --     2009
                                                                         10.57              6.06            --     2008
                                                                         10.14             10.57            --     2007
                                                                         10.00             10.14            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 8.52            $ 9.75        10,134     2012
                                                                          8.66              8.52            --     2011
                                                                          7.71              8.66            --     2010
                                                                          6.07              7.71            --     2009
                                                                         10.86              6.07            --     2008
                                                                         10.97             10.86         4,040     2007
                                                                         10.00             10.97            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 9.02            $10.42            --     2012
                                                                          9.10              9.02            --     2011
                                                                          8.13              9.10            --     2010
                                                                          6.55              8.13            --     2009
                                                                         11.52              6.55            --     2008
                                                                         10.54             11.52            --     2007
                                                                         10.00             10.54            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $10.00            $10.65         3,084     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 9.50            $10.62            --     2012
                                                                          9.72              9.50            --     2011
                                                                          8.03              9.72            --     2010
                                                                          6.42              8.03            --     2009
                                                                         12.46              6.42            --     2008
                                                                         10.07             12.46            --     2007
                                                                         10.00             10.07            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                         $10.00            $10.80         4,556     2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $11.78            $12.16        12,061     2012
                                                                                   11.26             11.78            --     2011
                                                                                   10.71             11.26            --     2010
                                                                                    9.49             10.71            --     2009
                                                                                   10.06              9.49            --     2008
                                                                                   10.00             10.06         4,380     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 9.74            $10.91         9,138     2012
                                                                                   11.18              9.74            --     2011
                                                                                    8.89             11.18            --     2010
                                                                                    6.51              8.89            --     2009
                                                                                   11.03              6.51            --     2008
                                                                                    9.78             11.03         2,009     2007
                                                                                   10.00              9.78            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 8.74            $10.86            --     2012
                                                                                    9.83              8.74            --     2011
                                                                                    7.96              9.83            --     2010
                                                                                    5.18              7.96            --     2009
                                                                                   10.89              5.18            --     2008
                                                                                   10.56             10.89            --     2007
                                                                                   10.00             10.56            --     2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.26            $12.39        54,807     2012
                                                                                   11.25             11.26        68,428     2011
                                                                                   10.21             11.25        71,784     2010
                                                                                    7.70             10.21        72,831     2009
                                                                                   11.20              7.70        78,313     2008
                                                                                   11.05             11.20        77,480     2007
                                                                                   10.00             11.05            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.19            $ 9.23         5,266     2012
                                                                                    8.51              8.19         8,333     2011
                                                                                    7.89              8.51         8,914     2010
                                                                                    6.20              7.89        10,671     2009
                                                                                    9.89              6.20        11,733     2008
                                                                                   10.00              9.89         2,443     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.75            $ 9.77            --     2012
                                                                                    9.04              8.75         5,417     2011
                                                                                    8.32              9.04         5,600     2010
                                                                                    6.75              8.32         9,660     2009
                                                                                   10.98              6.75         9,817     2008
                                                                                   10.86             10.98            --     2007
                                                                                   10.00             10.86           241     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.59            $ 8.98            --     2012
                                                                                    8.34              7.59            --     2011
                                                                                    7.95              8.34            --     2010
                                                                                    6.20              7.95            --     2009
                                                                                   11.00              6.20            --     2008
                                                                                   11.00             11.00            --     2007
                                                                                   10.00             11.00            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 9.89            $10.96            --     2012
                                                                                   10.28              9.89            --     2011
                                                                                    9.43             10.28            --     2010
                                                                                    7.69              9.43            --     2009
                                                                                   11.73              7.69            --     2008
                                                                                   10.90             11.73            --     2007
                                                                                   10.00             10.90            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                           NUMBER OF
                                                         ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                        UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                           BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                             $11.41            $11.79            --     2012
                                                             10.89             11.41            --     2011
                                                             10.36             10.89            --     2010
                                                              9.82             10.36            --     2009
                                                             10.59              9.82            --     2008
                                                             10.33             10.59            --     2007
                                                             10.00             10.33           634     2006
-----------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares              $ 9.66            $11.41            --     2012
                                                              9.83              9.66            --     2011
                                                              9.01              9.83            --     2010
                                                              6.65              9.01            --     2009
                                                             10.73              6.65            --     2008
                                                             10.43             10.73            --     2007
                                                             10.00             10.43            --     2006
-----------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares             $11.36            $12.97         1,292     2012
                                                             10.58             11.36         1,428     2011
                                                              8.40             10.58         1,612     2010
                                                              6.33              8.40         1,943     2009
                                                             10.12              6.33         2,360     2008
                                                             12.16             10.12            --     2007
                                                             10.00             12.16            --     2006
-----------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                     $ 9.37            $10.60            --     2012
                                                              9.43              9.37            --     2011
                                                              8.40              9.43            --     2010
                                                              6.80              8.40            --     2009
                                                             11.12              6.80            --     2008
                                                             10.82             11.12         2,963     2007
                                                             10.00             10.82            --     2006
-----------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                   $ 9.73            $10.89            --     2012
                                                              9.65              9.73            --     2011
                                                              7.74              9.65            --     2010
                                                              6.05              7.74            --     2009
                                                              9.92              6.05            --     2008
                                                              9.91              9.92            --     2007
                                                             10.00              9.91            --     2006
-----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                       $ 9.49            $10.41        67,359     2012
                                                             10.02              9.49        82,995     2011
                                                              9.37             10.02        85,598     2010
                                                              7.95              9.37        86,420     2009
                                                             11.52              7.95        88,176     2008
                                                             10.56             11.52        82,145     2007
                                                             10.00             10.56            --     2006
-----------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                        $ 9.38            $10.61            --     2012
                                                              9.88              9.38            --     2011
                                                              9.16              9.88            --     2010
                                                              7.12              9.16            --     2009
                                                             11.40              7.12            --     2008
                                                             10.79             11.40            --     2007
                                                             10.00             10.79            --     2006
-----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares         $10.00            $ 9.91            --     2012
-----------------------------------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                                $11.95            $13.24         1,362
                                                                                       12.06             11.95         1,489
                                                                                       11.41             12.06         1,621
                                                                                        9.29             11.41         1,727
                                                                                       11.33              9.29         1,817
                                                                                       10.51             11.33           865
                                                                                       10.00             10.51            --
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                   $10.23            $12.39         3,989
                                                                                       11.25             10.23         3,029
                                                                                       10.81             11.25         2,999
                                                                                        7.57             10.81         8,936
                                                                                       13.91              7.57        10,641
                                                                                       10.41             13.91         4,021
                                                                                       10.00             10.41           315
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $ 9.37            $10.85            --
                                                                                        9.38              9.37            --
                                                                                        7.70              9.38            --
                                                                                        5.87              7.70            --
                                                                                       10.10              5.87            --
                                                                                       10.30             10.10            --
                                                                                       10.00             10.30            --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 8.75            $ 9.75            --
                                                                                        8.31              8.75            --
                                                                                        7.58              8.31            --
                                                                                        6.32              7.58            --
                                                                                        9.95              6.32            --
                                                                                       10.00              9.95            --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --              $ 7.74            $ 8.70            --
   Class I                                                                              8.44              7.74            --
                                                                                        7.41              8.44            --
                                                                                        5.86              7.41            --
                                                                                        9.45              5.86            --
                                                                                       10.00              9.45            --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                        $10.01            $11.42            --
                                                                                       10.21             10.01            --
                                                                                        9.31             10.21            --
                                                                                        6.85              9.31            --
                                                                                       11.12              6.85            --
                                                                                       10.24             11.12            --
                                                                                       10.00             10.24            --
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                               $ 9.53            $11.07            --
                                                                                        9.99              9.53            --
                                                                                        9.22              9.99            --
                                                                                        7.45              9.22            --
                                                                                       11.42              7.45            --
                                                                                       10.62             11.42            --
                                                                                       10.00             10.62            --
---------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          2012
                                                                                2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             2012
                                                                                2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2012
                                                                                2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2012
                                                                                2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --        2012
   Class I                                                                      2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  2012
                                                                                2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         2012
                                                                                2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $10.07            $10.92         7,267     2012
                                                                                 10.14             10.07         7,753     2011
                                                                                  9.46             10.14         8,396     2010
                                                                                  8.22              9.46         8,849     2009
                                                                                 10.83              8.22         8,936     2008
                                                                                 10.66             10.83         9,717     2007
                                                                                 10.00             10.66            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $13.81            $15.28            --     2012
                                                                                 13.26             13.81            --     2011
                                                                                 11.95             13.26            --     2010
                                                                                  9.20             11.95            --     2009
                                                                                 15.14              9.20            --     2008
                                                                                 12.14             15.14            --     2007
                                                                                 10.00             12.14            --     2006
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 7.70            $ 8.44            --     2012
                                                                                  7.85              7.70            --     2011
                                                                                  7.13              7.85            --     2010
                                                                                  6.00              7.13            --     2009
                                                                                 10.88              6.00            --     2008
                                                                                 10.76             10.88            --     2007
                                                                                 10.00             10.76            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 8.70            $ 9.68            --     2012
                                                                                  9.02              8.70            --     2011
                                                                                  8.46              9.02            --     2010
                                                                                  6.00              8.46            --     2009
                                                                                 11.30              6.00            --     2008
                                                                                 10.16             11.30            --     2007
                                                                                 10.00             10.16            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $ 8.80            $10.41         4,801     2012
                                                                                  9.84              8.80         5,279     2011
                                                                                  8.70              9.84         5,148     2010
                                                                                  6.39              8.70         5,478     2009
                                                                                 10.95              6.39         6,383     2008
                                                                                 10.57             10.95            --     2007
                                                                                 10.00             10.57            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 9.00            $10.26         9,644     2012
                                                                                  9.23              9.00        21,041     2011
                                                                                  8.16              9.23        22,013     2010
                                                                                  6.52              8.16        13,631     2009
                                                                                 10.87              6.52        14,530     2008
                                                                                 10.68             10.87            --     2007
                                                                                 10.00             10.68           553     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 8.90            $10.24         9,831     2012
                                                                                  9.33              8.90        10,560     2011
                                                                                  7.75              9.33        10,875     2010
                                                                                  5.80              7.75         2,104     2009
                                                                                  9.56              5.80         2,416     2008
                                                                                  9.92              9.56         3,453     2007
                                                                                 10.00              9.92            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 7.81            $ 8.87            --     2012
                                                                                  7.92              7.81            --     2011
                                                                                  6.38              7.92            --     2010
                                                                                  4.93              6.38            --     2009
                                                                                  9.93              4.93            --     2008
                                                                                  9.58              9.93            --     2007
                                                                                 10.00              9.58            --     2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.75            $13.18            --     2012
                                                                              11.79             11.75            --     2011
                                                                              10.67             11.79            --     2010
                                                                               8.99             10.67            --     2009
                                                                              10.94              8.99            --     2008
                                                                              10.35             10.94            --     2007
                                                                              10.00             10.35            --     2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $12.29            $13.73         2,395     2012
                                                                              12.16             12.29         3,846     2011
                                                                              10.87             12.16         4,129     2010
                                                                               7.93             10.87         2,973     2009
                                                                              10.60              7.93         3,471     2008
                                                                              10.48             10.60            --     2007
                                                                              10.00             10.48           250     2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.59            $16.93            --     2012
                                                                              13.27             16.59            --     2011
                                                                              12.17             13.27            --     2010
                                                                              13.02             12.17         2,549     2009
                                                                              11.35             13.02         2,044     2008
                                                                              10.58             11.35         3,889     2007
                                                                              10.00             10.58           248     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.73            $12.14        16,150     2012
                                                                              11.87             11.73        15,909     2011
                                                                              11.53             11.87        16,829     2010
                                                                              10.41             11.53        22,068     2009
                                                                              10.70             10.41        20,178     2008
                                                                              10.19             10.70        24,758     2007
                                                                              10.00             10.19            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.39            $14.34        10,253     2012
                                                                              13.22             13.39        11,698     2011
                                                                              12.51             13.22        12,604     2010
                                                                              11.22             12.51         6,330     2009
                                                                              10.96             11.22         5,849     2008
                                                                              10.31             10.96         4,033     2007
                                                                              10.00             10.31         1,272     2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $10.13            $10.95            --     2012
                                                                              10.85             10.13            --     2011
                                                                              10.34             10.85            --     2010
                                                                               6.72             10.34            --     2009
                                                                              11.34              6.72            --     2008
                                                                              10.54             11.34         3,851     2007
                                                                              10.00             10.54           560     2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 9.86            $11.16            --     2012
                                                                              10.10              9.86            --     2011
                                                                               9.27             10.10            --     2010
                                                                               6.65              9.27            --     2009
                                                                              10.90              6.65            --     2008
                                                                               9.99             10.90            --     2007
                                                                              10.00              9.99            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $10.68            $10.14         1,643     2012
                                                                 13.55             10.68            --     2011
                                                                 10.88             13.55            --     2010
                                                                  6.31             10.88         1,474     2009
                                                                 13.78              6.31         2,185     2008
                                                                  9.55             13.78           544     2007
                                                                 10.00              9.55            --     2006
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $11.50            $13.12            --     2012
                                                                 11.51             11.50            --     2011
                                                                  9.94             11.51            --     2010
                                                                  6.69              9.94            --     2009
                                                                 11.78              6.69            --     2008
                                                                 10.23             11.78            --     2007
                                                                 10.00             10.23            --     2006
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $11.60            $13.65            --     2012
                                                                 12.56             11.60            --     2011
                                                                 10.00             12.56            --     2010
---------------------------------------------------------------------------------------------------------------

        PAYMENT OPTIMIZER PLUS (FOR SINGLE ANNUITANT CONTRACTS) ELECTED



                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             $10.27            $11.45            --     2012
                                                                                10.49             10.27            --     2011
                                                                                 9.78             10.49            --     2010
                                                                                 7.79              9.78            --     2009
                                                                                11.39              7.79            --     2008
                                                                                10.76             11.39            --     2007
                                                                                10.00             10.76            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   $ 9.50            $10.72         8,627     2012
                                                                                10.43              9.50         6,651     2011
                                                                                 9.46             10.43         6,977     2010
                                                                                 7.17              9.46        11,421     2009
                                                                                12.31              7.17        13,380     2008
                                                                                10.99             12.31         9,634     2007
                                                                                10.00             10.99         1,042     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares           $10.00            $ 9.61            --     2012
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series II shares          $ 9.46            $10.50            --     2012
                                                                                10.32              9.46            --     2011
                                                                                 8.82             10.32            --     2010
                                                                                 5.44              8.82            --     2009
                                                                                10.91              5.44            --     2008
                                                                                 9.56             10.91            --     2007
                                                                                10.00              9.56            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    $ 8.95            $10.42            --     2012
                                                                                 9.34              8.95            --     2011
                                                                                 8.24              9.34            --     2010
                                                                                 6.56              8.24            --     2009
                                                                                10.44              6.56            --     2008
                                                                                10.91             10.44         9,308     2007
                                                                                10.00             10.91           346     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares           $ 9.35            $10.28         6,717     2012
                                                                                 9.67              9.35         7,091     2011
                                                                                 8.82              9.67         7,322     2010
                                                                                 7.35              8.82         7,006     2009
                                                                                 9.71              7.35         7,069     2008
                                                                                10.00              9.71         9,796     2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares         $ 7.08            $ 8.16            --     2012
                                                                                 7.49              7.08            --     2011
                                                                                 7.15              7.49            --     2010
                                                                                 4.94              7.15            --     2009
                                                                                10.50              4.94            --     2008
                                                                                10.58             10.50            --     2007
                                                                                10.00             10.58            --     2006
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B              $ 8.68            $ 9.63        29,827     2012
                                                                                 9.14              8.68        32,500     2011
                                                                                 8.47              9.14        32,748     2010
                                                                                 6.95              8.47        33,931     2009
                                                                                10.17              6.95        20,478     2008
                                                                                10.00             10.17           298     2007
------------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B         $ 8.04            $ 8.92            --     2012
                                                                         10.73              8.04            --     2011
                                                                          9.24             10.73            --     2010
                                                                          6.16              9.24            --     2009
                                                                         11.98              6.16            --     2008
                                                                         10.21             11.98            --     2007
                                                                         10.00             10.21            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B              $ 8.88            $10.19            --     2012
                                                                          8.55              8.88            --     2011
                                                                          7.74              8.55            --     2010
                                                                          6.57              7.74            --     2009
                                                                         11.32              6.57            --     2008
                                                                         11.03             11.32            --     2007
                                                                         10.00             11.03            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B            $ 5.59            $ 6.25        25,105     2012
                                                                          7.09              5.59        22,331     2011
                                                                          6.94              7.09        20,554     2010
                                                                          5.28              6.94        20,703     2009
                                                                         11.54              5.28        24,405     2008
                                                                         11.16             11.54        23,874     2007
                                                                         10.00             11.16         2,387     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B               $ 8.79            $10.05            --     2012
                                                                          9.33              8.79            --     2011
                                                                          8.68              9.33            --     2010
                                                                          6.47              8.68            --     2009
                                                                         10.97              6.47            --     2008
                                                                          9.87             10.97            --     2007
                                                                         10.00              9.87            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B               $10.52            $11.81            --     2012
                                                                         10.31             10.52            --     2011
                                                                          7.71             10.31            --     2010
                                                                          5.57              7.71            --     2009
                                                                         10.47              5.57            --     2008
                                                                          9.41             10.47            --     2007
                                                                         10.00              9.41            --     2006
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $12.73            $13.38        11,788     2012
                                                                         11.63             12.73        13,083     2011
                                                                         11.31             11.63        15,266     2010
                                                                         10.48             11.31        25,226     2009
                                                                         10.87             10.48        23,277     2008
                                                                         10.14             10.87            --     2007
                                                                         10.00             10.14            --     2006
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                   $ 9.16            $10.21            --     2012
                                                                          9.63              9.16            --     2011
                                                                          8.74              9.63            --     2010
                                                                          6.82              8.74            --     2009
                                                                         11.05              6.82            --     2008
                                                                         11.11             11.05            --     2007
                                                                         10.00             11.11            --     2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $11.27            $12.13        120,360
                                                                                      11.94             11.27        125,032
                                                                                      11.11             11.94        133,111
                                                                                       9.39             11.11        158,605
                                                                                      11.94              9.39        162,212
                                                                                      10.45             11.94        108,741
                                                                                      10.00             10.45         11,348
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                           $ 8.62            $ 9.69             --
                                                                                       8.60              8.62             --
                                                                                       7.64              8.60             --
                                                                                       6.16              7.64             --
                                                                                      10.64              6.16             --
                                                                                      10.06             10.64             --
                                                                                      10.00             10.06             --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                        $ 8.47            $ 9.40             --
                                                                                       8.89              8.47             --
                                                                                       7.08              8.89             --
                                                                                       5.64              7.08             --
                                                                                       9.64              5.64             --
                                                                                       9.96              9.64             --
                                                                                      10.00              9.96             --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $ 9.77            $10.73             --
                                                                                      10.25              9.77             --
                                                                                       8.61             10.25             --
                                                                                       6.94              8.61             --
                                                                                      11.72              6.94             --
                                                                                      10.19             11.72             --
                                                                                      10.00             10.19             --
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $ 7.70            $ 8.87          7,026
   Class 2                                                                             9.38              7.70          8,113
                                                                                       8.43              9.38          7,712
                                                                                       6.24              8.43          8,471
                                                                                      12.37              6.24         10,361
                                                                                      10.56             12.37          9,578
                                                                                      10.00             10.56          1,275
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $10.98            $11.54          7,882
                                                                                      10.94             10.98             --
                                                                                      10.24             10.94             --
                                                                                       7.25             10.24          7,084
                                                                                      10.16              7.25          8,348
                                                                                      10.21             10.16          7,905
                                                                                      10.00             10.21             --
--------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                               $13.26            $14.83             --
                                                                                      12.90             13.26             --
                                                                                      11.52             12.90             --
                                                                                       7.72             11.52             --
                                                                                      10.67              7.72             --
                                                                                      10.56             10.67             --
                                                                                      10.00             10.56             --
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                     2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                  2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2012
   Class 2                                                                     2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                         2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $ 8.56            $ 9.80            93     2012
                                                                         10.11              8.56        11,051     2011
                                                                          8.77             10.11        10,786     2010
                                                                          6.94              8.77         8,322     2009
                                                                         12.20              6.94         9,271     2008
                                                                         10.33             12.20            --     2007
                                                                         10.00             10.33            --     2006
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $10.47            $11.77         7,448     2012
                                                                         11.12             10.47        11,459     2011
                                                                          9.65             11.12        12,897     2010
                                                                          7.12              9.65        13,139     2009
                                                                         11.05              7.12        15,036     2008
                                                                         10.38             11.05        17,784     2007
                                                                         10.00             10.38            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 9.53            $10.84        36,864     2012
                                                                         10.02              9.53            --     2011
                                                                          8.75             10.02            --     2010
                                                                          6.60              8.75            --     2009
                                                                         11.76              6.60            --     2008
                                                                         10.24             11.76         8,477     2007
                                                                         10.00             10.24           734     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 8.90            $10.65            --     2012
                                                                          9.35              8.90            --     2011
                                                                          8.09              9.35            --     2010
                                                                          6.09              8.09            --     2009
                                                                         10.60              6.09            --     2008
                                                                         10.15             10.60            --     2007
                                                                         10.00             10.15            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 8.60            $ 9.85        18,623     2012
                                                                          8.72              8.60            --     2011
                                                                          7.75              8.72            --     2010
                                                                          6.10              7.75            --     2009
                                                                         10.89              6.10            --     2008
                                                                         10.99             10.89         7,250     2007
                                                                         10.00             10.99            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 9.09            $10.53            --     2012
                                                                          9.16              9.09            --     2011
                                                                          8.17              9.16            --     2010
                                                                          6.57              8.17            --     2009
                                                                         11.55              6.57            --     2008
                                                                         10.55             11.55            --     2007
                                                                         10.00             10.55            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $10.00            $10.66         5,740     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 9.58            $10.73            --     2012
                                                                          9.79              9.58            --     2011
                                                                          8.07              9.79            --     2010
                                                                          6.44              8.07            --     2009
                                                                         12.49              6.44            --     2008
                                                                         10.08             12.49            --     2007
                                                                         10.00             10.08            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                         $10.00            $10.82         8,516     2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $11.87            $12.27         22,168    2012
                                                                                   11.33             11.87             --    2011
                                                                                   10.76             11.33             --    2010
                                                                                    9.52             10.76             --    2009
                                                                                   10.07              9.52             --    2008
                                                                                   10.00             10.07          7,994    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 9.82            $11.02         16,762    2012
                                                                                   11.26              9.82             --    2011
                                                                                    8.94             11.26             --    2010
                                                                                    6.54              8.94             --    2009
                                                                                   11.06              6.54             --    2008
                                                                                    9.79             11.06          3,603    2007
                                                                                   10.00              9.79             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 8.82            $10.97             --    2012
                                                                                    9.90              8.82             --    2011
                                                                                    8.01              9.90             --    2010
                                                                                    5.20              8.01             --    2009
                                                                                   10.91              5.20             --    2008
                                                                                   10.57             10.91             --    2007
                                                                                   10.00             10.57             --    2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.35            $12.52        135,723    2012
                                                                                   11.33             11.35        145,009    2011
                                                                                   10.27             11.33        182,416    2010
                                                                                    7.74             10.27        212,512    2009
                                                                                   11.23              7.74        213,432    2008
                                                                                   11.06             11.23        101,499    2007
                                                                                   10.00             11.06          9,417    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.24            $ 9.31         19,517    2012
                                                                                    8.55              8.24         21,008    2011
                                                                                    7.92              8.55         23,568    2010
                                                                                    6.21              7.92         26,659    2009
                                                                                    9.90              6.21         35,441    2008
                                                                                   10.00              9.90         15,430    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.82            $ 9.87            100    2012
                                                                                    9.11              8.82         10,890    2011
                                                                                    8.37              9.11         11,910    2010
                                                                                    6.78              8.37         21,606    2009
                                                                                   11.01              6.78         23,209    2008
                                                                                   10.87             11.01             --    2007
                                                                                   10.00             10.87            696    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.65            $ 9.07             --    2012
                                                                                    8.40              7.65             --    2011
                                                                                    7.99              8.40             --    2010
                                                                                    6.23              7.99             --    2009
                                                                                   11.03              6.23             --    2008
                                                                                   11.01             11.03             --    2007
                                                                                   10.00             11.01             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 9.97            $11.07             --    2012
                                                                                   10.35              9.97             --    2011
                                                                                    9.48             10.35             --    2010
                                                                                    7.72              9.48             --    2009
                                                                                   11.76              7.72             --    2008
                                                                                   10.91             11.76             --    2007
                                                                                   10.00             10.91             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                           NUMBER OF
                                                         ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                        UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                           BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                             $11.51            $11.91             --    2012
                                                             10.97             11.51             --    2011
                                                             10.41             10.97             --    2010
                                                              9.86             10.41             --    2009
                                                             10.61              9.86             --    2008
                                                             10.34             10.61             --    2007
                                                             10.00             10.34          1,808    2006
-----------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares              $ 9.74            $11.53             --    2012
                                                              9.90              9.74             --    2011
                                                              9.06              9.90             --    2010
                                                              6.67              9.06             --    2009
                                                             10.76              6.67             --    2008
                                                             10.44             10.76             --    2007
                                                             10.00             10.44             --    2006
-----------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares             $11.46            $13.11          2,375    2012
                                                             10.66             11.46          2,841    2011
                                                              8.44             10.66          3,419    2010
                                                              6.35              8.44          4,326    2009
                                                             10.14              6.35          5,423    2008
                                                             12.17             10.14             --    2007
                                                             10.00             12.17             --    2006
-----------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                     $ 9.45            $10.71             --    2012
                                                              9.49              9.45             --    2011
                                                              8.44              9.49             --    2010
                                                              6.83              8.44             --    2009
                                                             11.15              6.83             --    2008
                                                             10.83             11.15          5,320    2007
                                                             10.00             10.83             --    2006
-----------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                   $ 9.81            $11.00             --    2012
                                                              9.72              9.81             --    2011
                                                              7.79              9.72             --    2010
                                                              6.08              7.79             --    2009
                                                              9.95              6.08             --    2008
                                                              9.92              9.95             --    2007
                                                             10.00              9.92             --    2006
-----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                       $ 9.57            $10.52        148,157    2012
                                                             10.09              9.57        166,733    2011
                                                              9.42             10.09        201,874    2010
                                                              7.98              9.42        210,597    2009
                                                             11.55              7.98        212,236    2008
                                                             10.57             11.55        155,584    2007
                                                             10.00             10.57         35,695    2006
-----------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                        $ 9.46            $10.72             --    2012
                                                              9.95              9.46             --    2011
                                                              9.22              9.95             --    2010
                                                              7.15              9.22             --    2009
                                                             11.43              7.15             --    2008
                                                             10.81             11.43             --    2007
                                                             10.00             10.81             --    2006
-----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares         $10.00            $ 9.91          3,243    2012
-----------------------------------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                                $12.05            $13.38        31,255
                                                                                       12.15             12.05        26,941
                                                                                       11.47             12.15        28,306
                                                                                        9.33             11.47        26,284
                                                                                       11.36              9.33        16,600
                                                                                       10.52             11.36         3,387
                                                                                       10.00             10.52         1,342
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                   $10.32            $12.51         7,373
                                                                                       11.33             10.32         6,116
                                                                                       10.87             11.33         6,379
                                                                                        7.60             10.87        20,028
                                                                                       13.94              7.60        25,089
                                                                                       10.42             13.94         7,212
                                                                                       10.00             10.42           898
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $ 9.45            $10.96            --
                                                                                        9.45              9.45            --
                                                                                        7.74              9.45            --
                                                                                        5.89              7.74            --
                                                                                       10.13              5.89            --
                                                                                       10.31             10.13            --
                                                                                       10.00             10.31            --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 8.81            $ 9.84            --
                                                                                        8.35              8.81            --
                                                                                        7.61              8.35            --
                                                                                        6.34              7.61            --
                                                                                        9.96              6.34            --
                                                                                       10.00              9.96            --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --              $ 7.80            $ 8.78            --
   Class I                                                                              8.49              7.80            --
                                                                                        7.44              8.49            --
                                                                                        5.87              7.44            --
                                                                                        9.46              5.87            --
                                                                                       10.00              9.46            --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                        $10.10            $11.54            --
                                                                                       10.28             10.10            --
                                                                                        9.36             10.28            --
                                                                                        6.87              9.36            --
                                                                                       11.14              6.87            --
                                                                                       10.25             11.14            --
                                                                                       10.00             10.25            --
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                               $ 9.61            $11.18            --
                                                                                       10.06              9.61            --
                                                                                        9.27             10.06            --
                                                                                        7.48              9.27            --
                                                                                       11.45              7.48            --
                                                                                       10.63             11.45            --
                                                                                       10.00             10.63            --
---------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          2012
                                                                                2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             2012
                                                                                2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2012
                                                                                2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2012
                                                                                2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --        2012
   Class I                                                                      2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  2012
                                                                                2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         2012
                                                                                2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $10.15            $11.03         9,804     2012
                                                                                 10.21             10.15        10,333     2011
                                                                                  9.51             10.21        13,904     2010
                                                                                  8.25              9.51        14,603     2009
                                                                                 10.85              8.25        14,723     2008
                                                                                 10.67             10.85         6,738     2007
                                                                                 10.00             10.67         2,654     2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $13.93            $15.44            --     2012
                                                                                 13.36             13.93            --     2011
                                                                                 12.02             13.36            --     2010
                                                                                  9.24             12.02            --     2009
                                                                                 15.18              9.24            --     2008
                                                                                 12.16             15.18            --     2007
                                                                                 10.00             12.16            --     2006
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 7.77            $ 8.53         1,881     2012
                                                                                  7.91              7.77         1,965     2011
                                                                                  7.17              7.91         3,308     2010
                                                                                  6.02              7.17         3,568     2009
                                                                                 10.91              6.02         5,387     2008
                                                                                 10.77             10.91         3,719     2007
                                                                                 10.00             10.77            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 8.78            $ 9.78            --     2012
                                                                                  9.09              8.78            --     2011
                                                                                  8.51              9.09            --     2010
                                                                                  6.03              8.51            --     2009
                                                                                 11.33              6.03            --     2008
                                                                                 10.17             11.33            --     2007
                                                                                 10.00             10.17            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $ 8.88            $10.51         8,829     2012
                                                                                  9.91              8.88        10,642     2011
                                                                                  8.75              9.91        10,938     2010
                                                                                  6.42              8.75        12,293     2009
                                                                                 10.98              6.42        15,075     2008
                                                                                 10.58             10.98            --     2007
                                                                                 10.00             10.58            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 9.08            $10.36        18,033     2012
                                                                                  9.30              9.08        42,180     2011
                                                                                  8.20              9.30        46,787     2010
                                                                                  6.55              8.20        30,550     2009
                                                                                 10.90              6.55        34,546     2008
                                                                                 10.69             10.90            --     2007
                                                                                 10.00             10.69         1,587     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 8.98            $10.34        18,057     2012
                                                                                  9.39              8.98        21,152     2011
                                                                                  7.80              9.39        23,055     2010
                                                                                  5.82              7.80         4,687     2009
                                                                                  9.59              5.82         5,677     2008
                                                                                  9.93              9.59         6,164     2007
                                                                                 10.00              9.93            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 7.88            $ 8.96            --     2012
                                                                                  7.98              7.88            --     2011
                                                                                  6.41              7.98            --     2010
                                                                                  4.95              6.41            --     2009
                                                                                  9.96              4.95            --     2008
                                                                                  9.59              9.96            --     2007
                                                                                 10.00              9.59            --     2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.85            $13.32            --     2012
                                                                              11.87             11.85            --     2011
                                                                              10.73             11.87            --     2010
                                                                               9.03             10.73            --     2009
                                                                              10.97              9.03            --     2008
                                                                              10.36             10.97            --     2007
                                                                              10.00             10.36            --     2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $12.39            $13.87         4,382     2012
                                                                              12.25             12.39         7,674     2011
                                                                              10.93             12.25         8,797     2010
                                                                               7.96             10.93         6,648     2009
                                                                              10.63              7.96         8,050     2008
                                                                              10.49             10.63            --     2007
                                                                              10.00             10.49           717     2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.73            $17.11            --     2012
                                                                              13.37             16.73            --     2011
                                                                              12.23             13.37            --     2010
                                                                              13.07             12.23         5,731     2009
                                                                              11.38             13.07         4,699     2008
                                                                              10.59             11.38         7,113     2007
                                                                              10.00             10.59           698     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.83            $12.26        29,620     2012
                                                                              11.95             11.83        31,899     2011
                                                                              11.60             11.95        35,808     2010
                                                                              10.45             11.60        49,389     2009
                                                                              10.72             10.45        47,306     2008
                                                                              10.20             10.72        45,042     2007
                                                                              10.00             10.20            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.51            $14.49        19,137     2012
                                                                              13.32             13.51        23,898     2011
                                                                              12.58             13.32        26,781     2010
                                                                              11.27             12.58        14,180     2009
                                                                              10.98             11.27        13,682     2008
                                                                              10.32             10.98         7,348     2007
                                                                              10.00             10.32         3,614     2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $10.21            $11.06            --     2012
                                                                              10.92             10.21            --     2011
                                                                              10.39             10.92            --     2010
                                                                               6.74             10.39            --     2009
                                                                              11.37              6.74            --     2008
                                                                              10.55             11.37         6,910     2007
                                                                              10.00             10.55         1,603     2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 9.95            $11.27            --     2012
                                                                              10.17              9.95            --     2011
                                                                               9.32             10.17            --     2010
                                                                               6.68              9.32            --     2009
                                                                              10.93              6.68            --     2008
                                                                              10.00             10.93            --     2007
                                                                              10.00             10.00            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $10.78            $10.24         3,001     2012
                                                                 13.65             10.78            --     2011
                                                                 10.94             13.65            --     2010
                                                                  6.33             10.94         3,317     2009
                                                                 13.82              6.33         5,332     2008
                                                                  9.56             13.82         1,493     2007
                                                                 10.00              9.56            --     2006
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $11.60            $13.26            --     2012
                                                                 11.59             11.60            --     2011
                                                                  9.99             11.59            --     2010
                                                                  6.72              9.99            --     2009
                                                                 11.81              6.72            --     2008
                                                                 10.24             11.81            --     2007
                                                                 10.00             10.24            --     2006
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $11.62            $13.70            --     2012
                                                                 12.57             11.62            --     2011
                                                                 10.00             12.57            --     2010
---------------------------------------------------------------------------------------------------------------

                    PRINCIPAL PROTECTION ADVANTAGE ELECTED



                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             $10.33            $11.52           254     2012
                                                                                10.54             10.33           273     2011
                                                                                 9.82             10.54           299     2010
                                                                                 7.81              9.82           342     2009
                                                                                11.41              7.81           358     2008
                                                                                10.77             11.41           330     2007
                                                                                10.00             10.77           328     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   $13.35            $15.07         1,520     2012
                                                                                14.64             13.35         1,611     2011
                                                                                13.27             14.64         2,662     2010
                                                                                10.03             13.27         3,916     2009
                                                                                17.22             10.03         4,158     2008
                                                                                15.36             17.22         7,852     2007
                                                                                12.25             15.36         8,719     2006
                                                                                10.62             12.25         6,104     2005
                                                                                10.00             10.62         2,816     2004
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares           $10.00            $ 9.62            --     2012
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series II shares          $11.36            $12.62            --     2012
                                                                                12.38             11.36            --     2011
                                                                                10.56             12.38            --     2010
                                                                                 6.51             10.56            --     2009
                                                                                13.05              6.51            --     2008
                                                                                11.42             13.05            --     2007
                                                                                11.35             11.42            --     2006
                                                                                10.76             11.35            --     2005
                                                                                10.00             10.76            --     2004
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    $10.82            $12.61            --     2012
                                                                                11.28             10.82            --     2011
                                                                                 9.95             11.28            --     2010
                                                                                 7.90              9.95         1,633     2009
                                                                                12.56              7.90         1,705     2008
                                                                                13.13             12.56         5,087     2007
                                                                                11.54             13.13         2,561     2006
                                                                                11.31             11.54         2,098     2005
                                                                                10.00             11.31            --     2004
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares           $ 9.39            $10.34            --     2012
                                                                                 9.71              9.39            --     2011
                                                                                 8.84              9.71            --     2010
                                                                                 7.37              8.84            --     2009
                                                                                 9.72              7.37            --     2008
                                                                                10.00              9.72            --     2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares         $ 8.27            $ 9.54         2,072     2012
                                                                                 8.74              8.27         2,532     2011
                                                                                 8.34              8.74         7,876     2010
                                                                                 5.76              8.34         7,933     2009
                                                                                12.21              5.76         9,001     2008
                                                                                12.30             12.21        10,327     2007
                                                                                11.11             12.30        13,518     2006
                                                                                10.75             11.11        10,982     2005
                                                                                10.00             10.75         3,427     2004
------------------------------------------------------------------------------------------------------------------------------

                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 8.72            $ 9.68            --     2012
                                                                            9.17              8.72            --     2011
                                                                            8.49              9.17            --     2010
                                                                            6.96              8.49            --     2009
                                                                           10.17              6.96            --     2008
                                                                           10.00             10.17            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 9.42            $10.46            --     2012
                                                                           12.55              9.42            --     2011
                                                                           10.80             12.55            --     2010
                                                                            7.20             10.80            --     2009
                                                                           13.98              7.20            --     2008
                                                                           11.90             13.98            --     2007
                                                                           11.20             11.90            --     2006
                                                                           11.03             11.20            --     2005
                                                                           10.00             11.03            --     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $10.28            $11.81           186     2012
                                                                            9.89             10.28           359     2011
                                                                            8.94              9.89         1,288     2010
                                                                            7.58              8.94         2,319     2009
                                                                           13.05              7.58         3,469     2008
                                                                           12.70             13.05         3,509     2007
                                                                           11.07             12.70         4,155     2006
                                                                           10.80             11.07         5,161     2005
                                                                           10.00             10.80           214     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 8.02            $ 8.97         7,799     2012
                                                                           10.15              8.02         7,807     2011
                                                                            9.93             10.15         8,270     2010
                                                                            7.54              9.93         9,672     2009
                                                                           16.48              7.54        11,207     2008
                                                                           15.93             16.48        14,633     2007
                                                                           12.03             15.93         9,801     2006
                                                                           10.53             12.03         5,530     2005
                                                                           10.00             10.53           149     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $10.70            $12.24           244     2012
                                                                           11.35             10.70           259     2011
                                                                           10.54             11.35           286     2010
                                                                            7.85             10.54           320     2009
                                                                           13.30              7.85           343     2008
                                                                           11.95             13.30           279     2007
                                                                           12.27             11.95           518     2006
                                                                           10.90             12.27           465     2005
                                                                           10.00             10.90           281     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $10.58            $11.90            --     2012
                                                                           10.36             10.58            --     2011
                                                                            7.74             10.36            --     2010
                                                                            5.59              7.74            --     2009
                                                                           10.49              5.59            --     2008
                                                                            9.42             10.49            --     2007
                                                                           10.00              9.42            --     2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $12.46            $13.11         3,112     2012
                                                                         11.38             12.46         3,474     2011
                                                                         11.04             11.38         4,803     2010
                                                                         10.22             11.04         8,449     2009
                                                                         10.60             10.22         7,232     2008
                                                                          9.88             10.60         1,546     2007
                                                                          9.92              9.88         1,616     2006
                                                                         10.00              9.92         1,771     2005
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                   $10.77            $12.01            --     2012
                                                                         11.30             10.77            --     2011
                                                                         10.25             11.30            --     2010
                                                                          7.99             10.25           582     2009
                                                                         12.92              7.99           610     2008
                                                                         12.99             12.92           525     2007
                                                                         10.90             12.99           499     2006
                                                                         10.84             10.90            --     2005
                                                                         10.00             10.84            --     2004
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares             $13.63            $14.69            --     2012
                                                                         14.44             13.63            --     2011
                                                                         13.42             14.44            --     2010
                                                                         11.33             13.42            --     2009
                                                                         14.39             11.33            --     2008
                                                                         12.58             14.39            --     2007
                                                                         11.02             12.58            --     2006
                                                                         10.00             11.02            --     2005
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares              $10.57            $11.89            --     2012
                                                                         10.54             10.57            --     2011
                                                                          9.34             10.54            --     2010
                                                                          7.53              9.34            --     2009
                                                                         13.00              7.53            --     2008
                                                                         12.28             13.00            --     2007
                                                                         11.72             12.28            --     2006
                                                                         10.82             11.72            --     2005
                                                                         10.00             10.82            --     2004
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares           $11.34            $12.59            --     2012
                                                                         11.89             11.34            --     2011
                                                                          9.45             11.89            --     2010
                                                                          7.53              9.45           495     2009
                                                                         12.85              7.53           510     2008
                                                                         13.27             12.85           410     2007
                                                                         12.06             13.27           381     2006
                                                                         11.17             12.06            --     2005
                                                                         10.00             11.17            --     2004
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1         $11.86            $13.05            --     2012
                                                                         12.43             11.86            --     2011
                                                                         10.44             12.43         1,568     2010
                                                                          8.41             10.44         2,999     2009
                                                                         14.17              8.41         2,863     2008
                                                                         12.31             14.17         2,470     2007
                                                                         11.84             12.31         2,702     2006
                                                                         11.24             11.84         2,291     2005
                                                                         10.00             11.24            --     2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $11.37            $13.10         1,744
   Class 2                                                                            13.84             11.37         2,197
                                                                                      12.42             13.84         4,629
                                                                                       9.19             12.42         6,699
                                                                                      18.20              9.19         8,230
                                                                                      15.52             18.20         8,067
                                                                                      12.85             15.52        10,679
                                                                                      10.97             12.85        10,208
                                                                                      10.00             10.97         2,863
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $11.44            $12.03         1,710
                                                                                      11.38             11.44            --
                                                                                      10.64             11.38            --
                                                                                       7.52             10.64         1,921
                                                                                      10.54              7.52         2,113
                                                                                      10.58             10.54         3,520
                                                                                      10.23             10.58            --
                                                                                      10.05             10.23            --
                                                                                      10.00             10.05            --
--------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                               $14.61            $16.36           697
                                                                                      14.20             14.61           759
                                                                                      12.67             14.20           980
                                                                                       8.48             12.67         1,190
                                                                                      11.71              8.48         1,708
                                                                                      11.58             11.71         1,966
                                                                                      10.69             11.58         2,232
                                                                                      10.66             10.69         2,387
                                                                                      10.00             10.66            95
--------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                       $11.35            $13.02            --
                                                                                      13.39             11.35         1,953
                                                                                      11.60             13.39         2,106
                                                                                       9.17             11.60         1,767
                                                                                      16.11              9.17         1,805
                                                                                      13.63             16.11            --
                                                                                      12.13             13.63            --
                                                                                      11.17             12.13            --
                                                                                      10.00             11.17            --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                                 $11.64            $12.80            --
                                                                                      12.22             11.64            --
                                                                                      10.94             12.22            --
                                                                                       8.67             10.94         8,408
                                                                                      12.44              8.67         8,658
                                                                                      11.03             12.44         8,658
                                                                                      10.50             11.03        10,805
                                                                                      10.32             10.50        35,127
                                                                                      10.00             10.32        27,580
--------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                          $10.53            $11.85            --
                                                                                      11.18             10.53            --
                                                                                       9.68             11.18            --
                                                                                       7.14              9.68            --
                                                                                      11.07              7.14            --
                                                                                      10.39             11.07           870
                                                                                      10.00             10.39            --
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2012
   Class 2                                                                     2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
-----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
-----------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                         2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
-----------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                 2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
-----------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                           2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
-----------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                    2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $12.98            $14.78         6,057     2012
                                                                         13.63             12.98            --     2011
                                                                         11.89             13.63            --     2010
                                                                          8.96             11.89            --     2009
                                                                         15.95              8.96            --     2008
                                                                         13.88             15.95         2,884     2007
                                                                         12.71             13.88         1,013     2006
                                                                         11.11             12.71            --     2005
                                                                         10.00             11.11            --     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $12.34            $14.78            --     2012
                                                                         12.95             12.34            --     2011
                                                                         11.20             12.95            --     2010
                                                                          8.42             11.20            --     2009
                                                                         14.64              8.42            --     2008
                                                                         14.00             14.64            --     2007
                                                                         12.55             14.00            --     2006
                                                                         10.61             12.55            --     2005
                                                                         10.00             10.61            --     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $10.48            $12.03         6,068     2012
                                                                         10.63             10.48         3,241     2011
                                                                          9.44             10.63         4,851     2010
                                                                          7.41              9.44         6,070     2009
                                                                         13.23              7.41         6,525     2008
                                                                         13.33             13.23        11,993     2007
                                                                         11.34             13.33        12,259     2006
                                                                         10.96             11.34         9,904     2005
                                                                         10.00             10.96         3,369     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $10.64            $12.33            --     2012
                                                                         10.71             10.64            --     2011
                                                                          9.54             10.71            --     2010
                                                                          7.67              9.54            --     2009
                                                                         13.46              7.67            --     2008
                                                                         12.28             13.46            --     2007
                                                                         11.11             12.28            --     2006
                                                                         10.55             11.11            --     2005
                                                                         10.00             10.55            --     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $10.00            $10.67         1,295     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $10.75            $12.06         1,775     2012
                                                                         10.98             10.75         2,160     2011
                                                                          9.04             10.98         3,815     2010
                                                                          7.21              9.04         5,072     2009
                                                                         13.97              7.21         5,146     2008
                                                                         11.25             13.97         8,416     2007
                                                                         10.77             11.25        15,136     2006
                                                                         10.42             10.77        10,721     2005
                                                                         10.00             10.42         4,179     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                         $10.00            $10.83         1,909     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.93            $12.34         4,996     2012
                                                                         11.37             11.93            --     2011
                                                                         10.79             11.37            --     2010
                                                                          9.53             10.79            --     2009
                                                                         10.07              9.53            --     2008
                                                                         10.00             10.07         3,707     2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $15.67            $17.59         3,743     2012
                                                                                   17.93             15.67         1,639     2011
                                                                                   14.23             17.93         2,434     2010
                                                                                   10.39             14.23         3,807     2009
                                                                                   17.56             10.39         4,666     2008
                                                                                   15.53             17.56         7,717     2007
                                                                                   14.10             15.53         9,474     2006
                                                                                   12.19             14.10         7,970     2005
                                                                                   10.00             12.19         2,395     2004
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $10.75            $13.38            --     2012
                                                                                   12.06             10.75            --     2011
                                                                                    9.74             12.06            --     2010
                                                                                    6.32              9.74            --     2009
                                                                                   13.24              6.32            --     2008
                                                                                   12.82             13.24            --     2007
                                                                                   11.28             12.82            --     2006
                                                                                   11.23             11.28            --     2005
                                                                                   10.00             11.23            --     2004
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.40            $13.69            --     2012
                                                                                   12.36             12.40            --     2011
                                                                                   11.19             12.36            --     2010
                                                                                    8.42             11.19         2,974     2009
                                                                                   12.22              8.42         3,274     2008
                                                                                   12.01             12.22         3,849     2007
                                                                                   10.37             12.01         3,003     2006
                                                                                   10.00             10.37            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.28            $ 9.36            --     2012
                                                                                    8.58              8.28            --     2011
                                                                                    7.94              8.58            --     2010
                                                                                    6.22              7.94            --     2009
                                                                                    9.90              6.22            --     2008
                                                                                   10.00              9.90            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.88            $ 9.94            --     2012
                                                                                    9.15              8.88         2,503     2011
                                                                                    8.40              9.15         3,045     2010
                                                                                    6.80              8.40         6,054     2009
                                                                                   11.03              6.80         5,984     2008
                                                                                   10.88             11.03            --     2007
                                                                                   10.00             10.88         1,304     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.70            $ 9.13            --     2012
                                                                                    8.44              7.70            --     2011
                                                                                    8.02              8.44            --     2010
                                                                                    6.24              8.02            --     2009
                                                                                   11.05              6.24            --     2008
                                                                                   11.01             11.05            --     2007
                                                                                   10.00             11.01            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $11.75            $13.06            --     2012
                                                                                   12.19             11.75            --     2011
                                                                                   11.14             12.19            --     2010
                                                                                    9.07             11.14            --     2009
                                                                                   13.80              9.07            --     2008
                                                                                   12.79             13.80            --     2007
                                                                                   11.07             12.79            --     2006
                                                                                   10.86             11.07            --     2005
                                                                                   10.00             10.86            --     2004
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $11.69            $12.11          1,607    2012
                                                         11.13             11.69          1,525    2011
                                                         10.56             11.13          1,687    2010
                                                          9.99             10.56          2,252    2009
                                                         10.74              9.99          1,864    2008
                                                         10.45             10.74          4,414    2007
                                                         10.22             10.45         18,223    2006
                                                         10.22             10.22         13,410    2005
                                                         10.00             10.22          8,121    2004
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $10.57            $12.52             --    2012
                                                         10.74             10.57             --    2011
                                                          9.82             10.74             --    2010
                                                          7.22              9.82             --    2009
                                                         11.63              7.22             --    2008
                                                         11.27             11.63             --    2007
                                                         10.54             11.27             --    2006
                                                         10.62             10.54             --    2005
                                                         10.00             10.62             --    2004
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $18.45            $21.12            326    2012
                                                         17.14             18.45            402    2011
                                                         13.56             17.14            553    2010
                                                         10.19             13.56            752    2009
                                                         16.26             10.19          1,527    2008
                                                         19.49             16.26            687    2007
                                                         14.95             19.49            687    2006
                                                         13.65             14.95            687    2005
                                                         10.00             13.65             --    2004
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $11.08            $12.56             --    2012
                                                         11.12             11.08             --    2011
                                                          9.88             11.12             --    2010
                                                          7.98              9.88             --    2009
                                                         13.01              7.98             --    2008
                                                         12.63             13.01          2,108    2007
                                                         11.17             12.63             --    2006
                                                         10.90             11.17             --    2005
                                                         10.00             10.90             --    2004
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $13.09            $14.70             --    2012
                                                         12.95             13.09             --    2011
                                                         10.37             12.95             --    2010
                                                          8.08             10.37            624    2009
                                                         13.22              8.08            664    2008
                                                         13.18             13.22            985    2007
                                                         11.87             13.18          1,099    2006
                                                         11.06             11.87          1,109    2005
                                                         10.00             11.06             --    2004
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $11.08            $12.22         15,647    2012
                                                         11.63             11.08         44,335    2011
                                                         10.83             11.63         48,457    2010
                                                          9.14             10.83         55,728    2009
                                                         13.19              9.14         76,679    2008
                                                         12.06             13.19         82,560    2007
                                                         10.82             12.06        105,237    2006
                                                         10.65             10.82        169,950    2005
                                                         10.00             10.65        118,802    2004
-------------------------------------------------------------------------------------------------------

                                                                                           NUMBER OF
                                                         ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                        UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                           BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                       $ 9.63            $10.59            --     2012
                                                             10.14              9.63            --     2011
                                                              9.46             10.14            --     2010
                                                              8.01              9.46            --     2009
                                                             11.57              8.01            --     2008
                                                             10.58             11.57        33,489     2007
                                                             10.00             10.58        29,779     2006
-----------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                        $10.74            $12.18            --     2012
                                                             11.28             10.74            --     2011
                                                             10.44             11.28            --     2010
                                                              8.09             10.44            --     2009
                                                             12.92              8.09            --     2008
                                                             12.21             12.92            --     2007
                                                             10.72             12.21            --     2006
                                                             10.67             10.72            --     2005
                                                             10.00             10.67            --     2004
-----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                          $11.82            $13.72            --     2012
                                                             12.88             11.82            --     2011
                                                             10.52             12.88            --     2010
                                                              8.06             10.52           505     2009
                                                             13.06              8.06           543     2008
                                                             12.92             13.06           464     2007
                                                             11.35             12.92           444     2006
                                                             10.00             11.35            --     2005
-----------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares         $10.00            $ 9.92         3,112     2012
-----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                      $14.13            $15.70            --     2012
                                                             14.23             14.13            --     2011
                                                             13.43             14.23            --     2010
                                                             10.91             13.43            --     2009
                                                             13.26             10.91            --     2008
                                                             12.27             13.26           722     2007
                                                             11.34             12.27         1,796     2006
                                                             10.75             11.34         1,799     2005
                                                             10.00             10.75         1,848     2004
-----------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                         $13.30            $16.14         1,284     2012
                                                             14.58             13.30         1,113     2011
                                                             13.97             14.58         1,276     2010
                                                              9.76             13.97         4,395     2009
                                                             17.89              9.76         5,032     2008
                                                             13.36             17.89         2,576     2007
                                                             12.49             13.36         1,310     2006
                                                             11.33             12.49            --     2005
                                                             10.00             11.33            --     2004
-----------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                      $17.65            $19.57            --     2012
                                                             26.61             17.65            --     2011
                                                             21.72             26.61            --     2010
                                                             12.38             21.72            --     2009
                                                             26.44             12.38            --     2008
                                                             21.08             26.44            --     2007
                                                             14.67             21.08            --     2006
                                                             11.34             14.67            --     2005
                                                             10.00             11.34            --     2004
-----------------------------------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $11.36            $13.19           552
                                                                                       11.35             11.36           758
                                                                                        9.28             11.35         1,360
                                                                                        7.06              9.28         2,206
                                                                                       12.12              7.06         3,272
                                                                                       12.33             12.12         3,251
                                                                                       11.36             12.33         3,557
                                                                                       10.57             11.36         4,022
                                                                                       10.00             10.57            --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 8.85            $ 9.90            --
                                                                                        8.39              8.85            --
                                                                                        7.63              8.39            --
                                                                                        6.35              7.63            --
                                                                                        9.96              6.35            --
                                                                                       10.00              9.96            --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --              $ 7.84            $ 8.83           283
   Class I                                                                              8.52              7.84           300
                                                                                        7.46              8.52           318
                                                                                        5.88              7.46           373
                                                                                        9.47              5.88           371
                                                                                       10.00              9.47           323
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                        $11.53            $13.19            --
                                                                                       11.72             11.53            --
                                                                                       10.67             11.72            --
                                                                                        7.82             10.67            --
                                                                                       12.67              7.82            --
                                                                                       11.65             12.67            --
                                                                                       11.07             11.65            --
                                                                                       10.84             11.07            --
                                                                                       10.00             10.84            --
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                               $11.70            $13.63            --
                                                                                       12.24             11.70            --
                                                                                       11.26             12.24            --
                                                                                        9.08             11.26            --
                                                                                       13.88              9.08            --
                                                                                       12.87             13.88            --
                                                                                       11.66             12.87            --
                                                                                       11.11             11.66            --
                                                                                       10.00             11.11            --
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                                 $13.38            $15.85           380
                                                                                       15.26             13.38           443
                                                                                       11.45             15.26           458
                                                                                        7.17             11.45           618
                                                                                       12.10              7.17           879
                                                                                       12.08             12.10           786
                                                                                       10.91             12.08           766
                                                                                       10.60             10.91           772
                                                                                       10.00             10.60           121
---------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2012
                                                                                2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2012
                                                                                2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --        2012
   Class I                                                                      2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  2012
                                                                                2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         2012
                                                                                2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           2012
                                                                                2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $10.77            $11.71            --     2012
                                                                      10.82             10.77            --     2011
                                                                      10.07             10.82            --     2010
                                                                       8.73             10.07         1,973     2009
                                                                      11.47              8.73         1,829     2008
                                                                      11.26             11.47         1,972     2007
                                                                      10.29             11.26         1,915     2006
                                                                      10.00             10.29            --     2005
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $20.99            $23.29            --     2012
                                                                      20.11             20.99            --     2011
                                                                      18.08             20.11            --     2010
                                                                      13.88             18.08            --     2009
                                                                      22.78             13.88           355     2008
                                                                      18.22             22.78           355     2007
                                                                      14.20             18.22           355     2006
                                                                      12.43             14.20           355     2005
                                                                      10.00             12.43            --     2004
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     $ 8.73            $ 9.60            --     2012
                                                                       8.88              8.73            --     2011
                                                                       8.04              8.88            --     2010
                                                                       6.75              8.04            --     2009
                                                                      12.21              6.75            --     2008
                                                                      12.04             12.21           780     2007
                                                                      11.08             12.04         1,841     2006
                                                                      10.91             11.08        26,332     2005
                                                                      10.00             10.91        26,364     2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $10.04            $11.20            --     2012
                                                                      10.39             10.04            --     2011
                                                                       9.72             10.39            --     2010
                                                                       6.88              9.72            --     2009
                                                                      12.92              6.88            --     2008
                                                                      11.58             12.92            --     2007
                                                                      10.97             11.58            --     2006
                                                                      10.67             10.97            --     2005
                                                                      10.00             10.67            --     2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares            $12.56            $14.89         1,382     2012
                                                                      14.01             12.56         1,767     2011
                                                                      12.36             14.01         1,992     2010
                                                                       9.05             12.36         2,462     2009
                                                                      15.48              9.05         2,738     2008
                                                                      14.89             15.48            --     2007
                                                                      12.94             14.89            --     2006
                                                                      11.58             12.94            --     2005
                                                                      10.00             11.58            --     2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                  $10.74            $12.27         3,368     2012
                                                                      10.99             10.74         8,258     2011
                                                                       9.68             10.99        10,165     2010
                                                                       7.72              9.68         7,312     2009
                                                                      12.83              7.72         7,524     2008
                                                                      12.57             12.83            --     2007
                                                                      11.18             12.57         2,527     2006
                                                                      10.79             11.18            --     2005
                                                                      10.00             10.79            --     2004
--------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $12.92            $14.90         3,785     2012
                                                                                 13.50             12.92         4,635     2011
                                                                                 11.20             13.50         7,252     2010
                                                                                  8.35             11.20         4,793     2009
                                                                                 13.74              8.35         5,617     2008
                                                                                 14.22             13.74         8,269     2007
                                                                                 12.65             14.22         7,634     2006
                                                                                 11.77             12.65         6,211     2005
                                                                                 10.00             11.77         1,653     2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $10.25            $11.67            --     2012
                                                                                 10.38             10.25            --     2011
                                                                                  8.33             10.38            --     2010
                                                                                  6.42              8.33            --     2009
                                                                                 12.91              6.42            --     2008
                                                                                 12.42             12.91            --     2007
                                                                                 12.34             12.42            --     2006
                                                                                 11.24             12.34            --     2005
                                                                                 10.00             11.24            --     2004
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $12.23            $13.76            --     2012
                                                                                 12.24             12.23            --     2011
                                                                                 11.05             12.24            --     2010
                                                                                  9.29             11.05            --     2009
                                                                                 11.27              9.29            --     2008
                                                                                 10.63             11.27            --     2007
                                                                                 10.37             10.63            --     2006
                                                                                 10.00             10.37            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $13.98            $15.66           939     2012
                                                                                 13.81             13.98         1,738     2011
                                                                                 12.31             13.81         3,175     2010
                                                                                  8.95             12.31         3,466     2009
                                                                                 11.94              8.95         3,926     2008
                                                                                 11.78             11.94         4,046     2007
                                                                                 11.02             11.78         6,676     2006
                                                                                 10.80             11.02         3,964     2005
                                                                                 10.00             10.80         1,433     2004
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $17.20            $17.60           139     2012
                                                                                 13.73             17.20           132     2011
                                                                                 12.55             13.73           195     2010
                                                                                 13.40             12.55         1,815     2009
                                                                                 11.65             13.40         1,361     2008
                                                                                 10.84             11.65         3,509     2007
                                                                                 10.93             10.84         2,511     2006
                                                                                 10.65             10.93         1,161     2005
                                                                                 10.00             10.65           239     2004
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.82            $12.26        10,536     2012
                                                                                 11.93             11.82        11,188     2011
                                                                                 11.56             11.93        18,441     2010
                                                                                 10.41             11.56        25,579     2009
                                                                                 10.67             10.41        22,719     2008
                                                                                 10.14             10.67        43,240     2007
                                                                                  9.95             10.14        22,067     2006
                                                                                 10.00              9.95        13,515     2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $13.86            $14.88         4,748     2012
                                                                 13.65             13.86         6,559     2011
                                                                 12.88             13.65        11,508     2010
                                                                 11.52             12.88         9,915     2009
                                                                 11.22             11.52         9,774     2008
                                                                 10.53             11.22        18,755     2007
                                                                 10.35             10.53        22,808     2006
                                                                 10.31             10.35        12,805     2005
                                                                 10.00             10.31           883     2004
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $14.58            $15.80            --     2012
                                                                 15.58             14.58            --     2011
                                                                 14.80             15.58            --     2010
                                                                  9.60             14.80            --     2009
                                                                 16.16              9.60            --     2008
                                                                 14.98             16.16         2,267     2007
                                                                 13.45             14.98         2,111     2006
                                                                 11.32             13.45            --     2005
                                                                 10.00             11.32            --     2004
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $12.10            $13.72            --     2012
                                                                 12.36             12.10            --     2011
                                                                 11.31             12.36            --     2010
                                                                  8.10             11.31            --     2009
                                                                 13.23              8.10            --     2008
                                                                 12.10             13.23            --     2007
                                                                 12.18             12.10            --     2006
                                                                 10.90             12.18            --     2005
                                                                 10.00             10.90            --     2004
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $20.02            $19.04           363     2012
                                                                 25.33             20.02            --     2011
                                                                 20.27             25.33            --     2010
                                                                 11.73             20.27           508     2009
                                                                 25.56             11.73           739     2008
                                                                 17.66             25.56           369     2007
                                                                 14.81             17.66            --     2006
                                                                 10.00             14.81            --     2005
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $13.25            $15.16            --     2012
                                                                 13.23             13.25            --     2011
                                                                 11.39             13.23            --     2010
                                                                  7.65             11.39            --     2009
                                                                 13.44              7.65            --     2008
                                                                 11.64             13.44            --     2007
                                                                 11.23             11.64            --     2006
                                                                 11.33             11.23            --     2005
                                                                 10.00             11.33            --     2004
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $11.64            $13.73            --     2012
                                                                 12.57             11.64            --     2011
                                                                 10.00             12.57            --     2010
---------------------------------------------------------------------------------------------------------------

APPENDIX C

THE GUARANTEE ACCOUNT

THE GUARANTEE ACCOUNT IS NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2003.

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions, of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

You may allocate some or all of your premium payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE GUARANTEE PERIODS.

HOWEVER, THE INTEREST RATES FOR ANY INTEREST RATE GUARANTEE PERIOD WILL BE AT LEAST THE GUARANTEED INTEREST RATE SHOWN IN YOUR CONTRACT.

We will notify you in writing at least 5 days before the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION


                                                                                            PAGE
THE COMPANY................................................................................ B-3

THE SEPARATE ACCOUNT....................................................................... B-4

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT......................................... B-4

THE CONTRACTS.............................................................................. B-4
   Transfer of Annuity Units............................................................... B-4
   Net Investment Factor................................................................... B-4

TERMINATION OF PARTICIPATION AGREEMENTS.................................................... B-4

CALCULATION OF PERFORMANCE DATA............................................................ B-5
   Subaccount Investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund. B-5
   Other Subaccounts....................................................................... B-6
   Other Performance Data.................................................................. B-7

TAX MATTERS................................................................................ B-7
   Taxation of Genworth Life and Annuity Insurance Company................................. B-7
   IRS Required Distributions.............................................................. B-7

GENERAL PROVISIONS......................................................................... B-8
   Using the Contracts as Collateral....................................................... B-8
   The Beneficiary......................................................................... B-8
   Non-Participating....................................................................... B-8
   Misstatement of Age or Gender........................................................... B-8
   Incontestability........................................................................ B-8
   Statement of Values..................................................................... B-8
   Trust as Owner or Beneficiary........................................................... B-8
   Written Notice.......................................................................... B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS.............................. B-8

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY.................................. B-9

EXPERTS.................................................................................... B-9

FINANCIAL STATEMENTS....................................................................... B-9


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Form P1151 1/99 (RetireReady/SM /Freedom) to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor _________________________________________________________

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                PROSPECTUS FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS
                                FORM P1151 1/99

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                 HOME OFFICE:
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                           TELEPHONE: (800) 352-9910

--------------------------------------------------------------------------------

This prospectus, dated May 1, 2013, describes an individual flexible premium variable deferred annuity contract (the "contract" or "contracts") for individuals and qualified and non-qualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "Commonwealth Freedom" in our marketing materials. This contract (Commonwealth Freedom) is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about the Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account you should know before investing. Please read this prospectus carefully and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

The minimum amount you need to purchase this contract is $25,000.

You may allocate your premium payments to the Separate Account, the Guarantee Account or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below.

THE ALGER PORTFOLIOS:
Alger Large Cap Growth Portfolio -- Class I-2 Shares
Alger Small Cap Growth Portfolio -- Class I-2 Shares

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AllianceBernstein Growth and Income Portfolio
   -- Class B

FEDERATED INSURANCE SERIES:

Federated High Income Bond Fund II -- Primary Shares
Federated Managed Tail Risk Fund II -- Primary Shares (formerly, Federated
  Capital Appreciation Fund II -- Primary Shares)
Federated Managed Volatility Fund II


FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
VIP Asset Manager/SM/ Portfolio -- Initial Class
VIP Contrafund(R) Portfolio -- Initial Class
VIP Equity-Income Portfolio -- Initial Class
VIP Growth Portfolio -- Initial Class
VIP Growth & Income Portfolio -- Initial Class
VIP Growth Opportunities Portfolio -- Initial Class
VIP Mid Cap Portfolio -- Service Class 2
VIP Overseas Portfolio -- Initial Class

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Templeton Foreign Securities Fund -- Class 1 Shares

GE INVESTMENTS FUNDS, INC.:
Income Fund -- Class 1 Shares
Premier Growth Equity Fund -- Class 1 Shares
Real Estate Securities Fund -- Class 1 Shares
S&P 500(R) Index Fund
Small-Cap Equity Fund -- Class 1 Shares
Total Return Fund -- Class 1 Shares
U.S. Equity Fund -- Class 1 Shares

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Large Cap Value Fund -- Institutional Shares
Goldman Sachs Mid Cap Value Fund

Goldman Sachs Money Market Fund  -- Service Shares


JANUS ASPEN SERIES:
Balanced Portfolio -- Institutional Shares
Enterprise Portfolio -- Institutional Shares
Flexible Bond Portfolio -- Institutional Shares
Forty Portfolio -- Institutional Shares

Global Research Portfolio -- Institutional Shares (formerly, Worldwide
  Portfolio -- Institutional Shares)

Global Technology Portfolio -- Service Shares
Janus Portfolio -- Institutional Shares
Overseas Portfolio -- Institutional Shares

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:

ClearBridge Variable Equity Income Portfolio -- Class II (formerly, Legg Mason
  ClearBridge Variable Equity Income Builder Portfolio -- Class I)
ClearBridge Variable Large Cap Value Portfolio -- Class I (formerly, Legg Mason
  ClearBridge Variable Large Cap Value Portfolio -- Class I)


LEGG MASON PARTNERS VARIABLE INCOME TRUST:

Western Asset Variable Strategic Bond Portfolio -- Class I (formerly, Legg
  Mason Western Asset Variable Strategic Bond Portfolio -- Class I)


MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) New Discovery Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:

Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares
Oppenheimer Capital Income Fund/VA (formerly, Oppenheimer Balanced
  Fund/VA -- Non-Service Shares)

Oppenheimer Core Bond Fund/VA -- Non-Service Shares

(Oppenheimer Discovery Mid Cap Growth Fund/VA (formerly, Oppenheimer Small- &
  Mid-Cap Growth Fund/VA -- Non-Service Shares)
Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares (formerly,
  Oppenheimer High Income Fund/VA -- Non-Service Shares)


PIMCO VARIABLE INSURANCE TRUST:
Total Return Portfolio -- Administrative Class Shares

Not all of these Portfolios may be available in all states or in all markets.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value.

Except for amounts in the Guarantee Account, both the value of a contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolios(s) you select. YOU BEAR THE INVESTMENT RISK OF INVESTING IN THE PORTFOLIOS.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

These contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


A Statement of Additional Information, dated May 1, 2013, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information, call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                              Richmond, VA 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS


DEFINITIONS.........................................................  5

FEE TABLES..........................................................  6
   Examples.........................................................  7

SYNOPSIS............................................................  7

CONDENSED FINANCIAL INFORMATION.....................................  9

THE COMPANY.........................................................  9

FINANCIAL CONDITION OF THE COMPANY..................................  9

THE SEPARATE ACCOUNT................................................ 10
   The Portfolios................................................... 11
   Subaccounts...................................................... 12
   Voting Rights.................................................... 17

CHARGES AND OTHER DEDUCTIONS........................................ 18
   Deductions from the Separate Account............................. 18
   Other Charges.................................................... 18

THE CONTRACT........................................................ 19
   Purchase of the Contract......................................... 19
   Ownership........................................................ 20
   Assignment....................................................... 20
   Premium Payments................................................. 20
   Valuation Day and Valuation Period............................... 21
   Allocation of Premium Payments................................... 21
   Valuation of Accumulation Units.................................. 21

TRANSFERS........................................................... 21
   Transfers Before the Maturity Date............................... 21
   Transfers from the Guarantee Account to the Subaccounts.......... 22
   Transfers from the Subaccounts to the Guarantee Account.......... 22
   Transfers Among the Subaccounts.................................. 22
   Telephone/Internet Transactions.................................. 23
   Confirmation of Transactions..................................... 23
   Special Note on Reliability...................................... 23
   Transfers By Third Parties....................................... 23
   Special Note on Frequent Transfers............................... 24
   Dollar Cost Averaging Program.................................... 25
   Portfolio Rebalancing Program.................................... 26
   Guarantee Account Interest Sweep Program......................... 26

SURRENDERS AND PARTIAL SURRENDERS................................... 27
   Surrenders and Partial Surrenders................................ 27
   Restrictions on Distributions from Certain Contracts............. 27
   Systematic Withdrawal Program.................................... 28

DEATH OF OWNER AND/OR ANNUITANT..................................... 29
   Death Benefit at Death of Any Annuitant Before the Maturity Date. 29
   When We Calculate the Death Benefit.............................. 30

   Death of an Owner, Joint Owner or Annuitant Before the Maturity Date......  30
   Death of an Owner, Joint Owner or Annuitant On or After the Maturity Date.  32

INCOME PAYMENTS..............................................................  33
   Optional Payment Plans....................................................  34
   Variable Income Payments..................................................  35
   Transfers After the Maturity Date.........................................  35

TAX MATTERS..................................................................  36
   Introduction..............................................................  36
   Taxation of Non-Qualified Contracts.......................................  36
   Section 1035 Exchanges....................................................  38
   Qualified Retirement Plans................................................  38
   Federal Income Tax Withholding............................................  42
   State Income Tax Withholding..............................................  43
   Tax Status of the Company.................................................  43
   Federal Estate, Gift and Generation-Skipping Transfer Taxes...............  43
   Federal Defense of Marriage Act...........................................  43
   Annuity Purchases by Residents of Puerto Rico.............................  43
   Annuity Purchases by Nonresident Aliens and Foreign Corporations..........  43
   Foreign Tax Credits.......................................................  43
   Changes in the Law........................................................  44

REQUESTING PAYMENTS..........................................................  44

SALE OF THE CONTRACTS........................................................  44

ADDITIONAL INFORMATION.......................................................  46
   Owner Questions...........................................................  46
   Return Privilege..........................................................  46
   State Regulation..........................................................  46
   Evidence of Death, Age, Gender, Marital Status or Survival................  46
   Records and Reports.......................................................  46
   Other Information.........................................................  46
   Legal Proceedings.........................................................  46

APPENDIX A................................................................... A-1
   Examples of the Available Death Benefits.................................. A-1

APPENDIX B................................................................... B-1
   Condensed Financial Information........................................... B-1

APPENDIX C................................................................... C-1
   The Guarantee Account..................................................... C-1

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus:

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate the value in the Separate Account before income payments commence.

ANNUITANT -- The person named in the contract upon whose age and, where appropriate, gender, we use to determine monthly income benefits.

ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

CONTRACT VALUE -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account, if available.

FUND -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

GENERAL ACCOUNT -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

GUARANTEE ACCOUNT -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The General Account is not part of and does not depend on the investment performance of the Separate Account.

HOME OFFICE -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

MATURITY DATE -- The date on which your income payments will commence, if any Annuitant is living on that date. The Maturity Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

PORTFOLIO -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

SEPARATE ACCOUNT -- Genworth Life & Annuity VA Separate Account 1, a separate account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

SUBACCOUNT -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in the contract and/or marketing materials.

SURRENDER VALUE -- The value of the contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, contract maintenance charge, and any optional benefit charge if applicable.

VALUATION DAY -- Any day on which the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially surrendering assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial surrender, fully surrender your contract or transfer assets among the investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
-------------------------------------------------------------
                Surrender Charge                     None
-------------------------------------------------------------
 Transfer Charge                                   $10.00/1/
-------------------------------------------------------------

/1/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES
--------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                           $25.00/1/
--------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
 (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
--------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                           1.35%
--------------------------------------------------------------------------------------
  Administrative Expense Charge                                               0.25%
--------------------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                1.60%
--------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $25,000 or more at the time the charge is assessed.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service
(Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


ANNUAL PORTFOLIO EXPENSES/1/                                                      MINIMUM MAXIMUM
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.43%   2.25%
-------------------------------------------------------------------------------------------------


/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2012, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.38% and 1.38%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLES

This Example is intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Example shows the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment; and

  .  surrendered your contract at the end of the stated period.

The Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $413       $1,249      $2,100       $4,296


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $387       $1,223      $2,074       $4,268


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $413       $1,249      $2,100       $4,296


Please remember that you are looking at an Example and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Example does not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Example assumes:

  . total Separate Account charges of 1.60% (deducted daily at an annual effective rate of assets in the Separate Account); and

  . an annual contract maintenance charge of $25 (assumed to be equivalent to 0.25% of the Contract Value).

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract to you. During the accumulation period, you can use your premium payments to buy Accumulation Units under the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract) we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

WHAT ARE MY VARIABLE INVESTMENT CHOICES? Through its Subaccounts, the Separate Account uses your premium payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

WHAT IS THE GUARANTEE ACCOUNT? We offer fixed investment choices through our Guarantee Account. The Guarantee

Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or markets. See "Appendix C --The Guarantee Account" and the "Transfers" provisions of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? We assess annual charges in the aggregate at an effective annual rate of 1.60% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.25% and a mortality and expense risk charge of 1.35%. There is also a $25 annual contract maintenance charge which we will waive if the Contract Value is $25,000 or more at the time the charge is assessed. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct these amounts from premium payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We also offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same Portfolios (or many of the same) offered under the contract. These other contracts have different and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative, or call (800) 352-9910.

HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See "The Contract -- Premium Payments" provision of this prospectus.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you a monthly income beginning on the Maturity Date provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE BEFORE THE MATURITY DATE? Before the Maturity Date, if an owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death of Owner and/or Annuitant" provision of this prospectus.

MAY I TRANSFER ASSETS AMONG THE INVESTMENT OPTIONS? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. You may make transfers among the Subaccounts, as well as to and from the Guarantee Account, subject to certain restrictions. See the "Transfers," "Income Payments -- Transfers After the Maturity Date," and "Appendix C -- The Guarantee Account" provisions of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE PARTIAL SURRENDERS? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

When taking a full or partial surrender, you will ordinarily be subject to income tax (except for qualified distributions from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial surrender, a 10% IRS penalty tax. A total surrender or a partial surrender may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial surrender may reduce the death benefit by the proportion that the partial surrender (including any premium tax assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive it and send you a refund equal to your Contract Value plus any charges we have deducted from premium payments prior to their allocation to the Separate Account (excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your premium payments (less any partial surrenders previously taken). See the "Return Privilege" provision of this prospectus for more information.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Subaccounts that correspond to the Portfolios you choose. See the "The Contract -- Allocation of Premium Payments" provision of this prospectus.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY


We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is indirectly owned by Genworth Financial, Inc., a public company.


FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

ASSETS IN THE GENERAL ACCOUNT. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products as well, such as group variable annuities offered through retirement plans, term and universal life insurance, Medicare supplement insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "Appendix C -- The Guarantee Account" provision of this prospectus.

OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate premium payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.


HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on our website at www.genworth.com or the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.


You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate account, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required, manage the Separate Account under the direction of a committee, or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate premium payments and Contract Value. You currently may change your future premium payment allocation without penalty or charges. However, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

BEFORE CHOOSING A SUBACCOUNT TO WHICH YOU WILL ALLOCATE YOUR PREMIUM PAYMENTS AND CONTRACT VALUE, CAREFULLY READ THE PROSPECTUS FOR EACH PORTFOLIO, ALONG WITH THIS PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR EACH PORTFOLIO BY CALLING US AT (800) 352-9910, OR WRITING US AT 6610 WEST BROAD STREET, RICHMOND, VIRGINIA 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

You may allocate premium payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account (if available) at any one time.


                                                                                             ADVISER (AND SUB-ADVISER(S),
                            SUBACCOUNT                            INVESTMENT OBJECTIVE              AS APPLICABLE)
                            --------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS        ALGER LARGE CAP GROWTH              Seeks long-term capital   Fred Alger Management, Inc.
                            PORTFOLIO -- CLASS I-2 SHARES       appreciation.
                            --------------------------------------------------------------------------------------------------
                            ALGER SMALL CAP GROWTH              Seeks long-term capital   Fred Alger Management, Inc.
                            PORTFOLIO -- CLASS I-2 SHARES       appreciation.
                            --------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE  ALLIANCEBERNSTEIN GROWTH AND        Long-term growth of       AllianceBernstein, L.P.
PRODUCTS SERIES FUND, INC.  INCOME PORTFOLIO -- CLASS B         capital.
                            --------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES  FEDERATED HIGH INCOME BOND          Seeks high current        Federated Investment Management
                            FUND II -- PRIMARY SHARES           income by investing in a  Company
                                                                diversified portfolio of
                                                                high yield, lower-rated
                                                                corporate bonds commonly
                                                                referred to as "junk
                                                                bonds."
                            --------------------------------------------------------------------------------------------------
                            FEDERATED MANAGED TAIL RISK         The Fund's investment     Federated Equity Management
                            FUND II -- PRIMARY SHARES           objective is capital      Company of Pennsylvania
                            (FORMERLY, FEDERATED CAPITAL        appreciation.             (subadvised by Federated Investment
                            APPRECIATION FUND II --                                       Management Company)
                            PRIMARY SHARES)
                            --------------------------------------------------------------------------------------------------
                            FEDERATED MANAGED VOLATILITY        Seeks high current        Federated Global Investment
                            FUND II                             income and moderate       Management Corp. (subadvised by
                                                                capital appreciation.     Federated Investment Management
                                                                                          Company)
                            --------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE        VIP ASSET MANAGER/SM/ PORTFOLIO --  Seeks to obtain high      Fidelity Management & Research
INSURANCE PRODUCTS          INITIAL CLASS                       total return with         Company (FMR) (subadvised by
FUND                                                            reduced risk over the     Fidelity Investments Money
                                                                long term by allocating   Management, Inc. (FIMM), FMR
                                                                its assets among stocks,  Co., Inc. (FMRC), Fidelity Research
                                                                bonds, and short-term     & Analysis Company (FRAC),
                                                                instruments.              Fidelity Management & Research
                                                                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                                                                          International Investment Advisors
                                                                                          (FIIA), Fidelity International
                                                                                          Investment Advisors (U.K.) Limited
                                                                                          (FIIA(U.K.)L), and Fidelity
                                                                                          Investments Japan Limited (FIJ))
                            --------------------------------------------------------------------------------------------------
                            VIP CONTRAFUND(R) PORTFOLIO --      Seeks long-term capital   FMR (subadvised by FMRC, FRAC,
                            INITIAL CLASS                       appreciation.             FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                          FIJ)
                            --------------------------------------------------------------------------------------------------
                            VIP EQUITY-INCOME PORTFOLIO --      Seeks reasonable income.  FMR (subadvised by FMRC, FRAC,
                            INITIAL CLASS                       The fund will also        FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                consider the potential    FIJ)
                                                                for capital
                                                                appreciation. The fund's
                                                                goal is to achieve a
                                                                yield which exceeds the
                                                                composite yield on the
                                                                securities comprising
                                                                the S&P 500(R) Index.
                            --------------------------------------------------------------------------------------------------
                            VIP GROWTH PORTFOLIO -- INITIAL     Seeks to achieve capital  FMR (subadvised by FMRC, FRAC,
                            CLASS                               appreciation.             FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                          FIJ)
                            --------------------------------------------------------------------------------------------------
                            VIP GROWTH & INCOME                 Seeks high total return   FMR (subadvised by FMRC, FRAC,
                            PORTFOLIO -- INITIAL CLASS          through a combination of  FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                current income and        FIJ)
                                                                capital appreciation.
                            --------------------------------------------------------------------------------------------------


                          SUBACCOUNT                                   INVESTMENT OBJECTIVE
                          -----------------------------------------------------------------------------
                          VIP GROWTH OPPORTUNITIES           Seeks to provide capital growth.
                          PORTFOLIO -- INITIAL CLASS

                          -----------------------------------------------------------------------------
                          VIP MID CAP PORTFOLIO -- SERVICE   Seeks long-term growth of capital.
                          CLASS 2

                          -----------------------------------------------------------------------------
                          VIP OVERSEAS PORTFOLIO -- INITIAL  Seeks long-term growth of capital.
                          CLASS

                          -----------------------------------------------------------------------------
FRANKLIN TEMPLETON        TEMPLETON FOREIGN SECURITIES       Seeks long-term capital growth. The
VARIABLE                  FUND -- CLASS 1 SHARES             fund normally invests at least 80% of
INSURANCE PRODUCTS TRUST                                     its net assets in investments of issuers
                                                             located outside the U.S., including
                                                             those in emerging markets.
                          -----------------------------------------------------------------------------
GE INVESTMENTS FUNDS,     INCOME FUND -- CLASS 1 SHARES      Seeks maximum income consistent
INC.                                                         with prudent investment management
                                                             and the preservation of capital.
                          -----------------------------------------------------------------------------
                          PREMIER GROWTH EQUITY FUND --      Seeks long-term growth of capital and
                          CLASS 1 SHARES                     future income rather than current
                                                             income.
                          -----------------------------------------------------------------------------
                          REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                          CLASS 1 SHARES                     current income and capital
                                                             appreciation.
                          -----------------------------------------------------------------------------
                          S&P 500(R) INDEX FUND/1/           Seeks growth of capital and
                                                             accumulation of income that
                                                             corresponds to the investment return of
                                                             the S&P 500(R) Composite Stock Index.
                          -----------------------------------------------------------------------------
                          SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital.
                          SHARES






                          -----------------------------------------------------------------------------
                          TOTAL RETURN FUND -- CLASS 1       Seeks the highest total return
                          SHARES                             composed of current income and
                                                             capital appreciation, as is consistent
                                                             with prudent investment risk.
                          -----------------------------------------------------------------------------
                          U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                          SHARES
                          -----------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE    GOLDMAN SACHS LARGE CAP VALUE      Seeks long-term capital appreciation.
INSURANCE TRUST           FUND -- INSTITUTIONAL SHARES
                          -----------------------------------------------------------------------------
                          GOLDMAN SACHS MID CAP VALUE        Seeks long-term capital appreciation.
                          FUND
                          -----------------------------------------------------------------------------
                          GOLDMAN SACHS MONEY MARKET         Maximize current income consistent
                          FUND -- SERVICE SHARES             with the preservation of capital.
                          -----------------------------------------------------------------------------


                                            ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to provide capital growth.          FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
----------------------------------------------------------------------------
Seeks long-term growth of capital.        FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
----------------------------------------------------------------------------
Seeks long-term growth of capital.        FMR (subadvised by FMRC, FMR
        (U.K.), FRAC, FIIA, FIIA(U.K.)L,
        and FIJ)
----------------------------------------------------------------------------
Seeks long-term capital growth. The       Templeton Investment Counsel, LLC
fund normally invests at least 80% of
its net assets in investments of issuers
located outside the U.S., including
those in emerging markets.
----------------------------------------------------------------------------
Seeks maximum income consistent           GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
----------------------------------------------------------------------------
Seeks long-term growth of capital and     GE Asset Management Incorporated
future income rather than current
income.
----------------------------------------------------------------------------
Seeks maximum total return through        GE Asset Management Incorporated
current income and capital                (subadvised by Urdang Securities
appreciation.                             Management, Inc.)
----------------------------------------------------------------------------
Seeks growth of capital and               GE Asset Management Incorporated
accumulation of income that               (subadvised by SSgA Funds
corresponds to the investment return of   Management, Inc.)
the S&P 500(R) Composite Stock Index.
----------------------------------------------------------------------------
Seeks long-term growth of capital.        GE Asset Management Incorporated
        (subadvised by Palisade Capital
                                          Management L.L.C., Champlain
                                          Investment Partners, LLC,
                                          GlobeFlex Capital, LP, Kennedy
                                          Capital Management, Inc. and
                                          SouthernSun Asset Management,
                                          Inc.)
----------------------------------------------------------------------------
Seeks the highest total return            GE Asset Management Incorporated
composed of current income and            (subadvised by BlackRock
capital appreciation, as is consistent    Investment Management, LLC)
with prudent investment risk.
----------------------------------------------------------------------------
Seeks long-term growth of capital.        GE Asset Management
        Incorporated
----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Goldman Sachs Asset Management,
                                          L.P.
----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Goldman Sachs Asset Management,
                                          L.P.
----------------------------------------------------------------------------
Maximize current income consistent        Goldman Sachs Asset Management,
with the preservation of capital.         L.P.
----------------------------------------------------------------------------



                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.


                           SUBACCOUNT                                     INVESTMENT OBJECTIVE
                           --------------------------------------------------------------------------------
JANUS ASPEN SERIES         BALANCED PORTFOLIO -- INSTITUTIONAL  Seeks long-term capital growth,
                           SHARES                               consistent with preservation of capital
                                                                and balanced by current income.
                           --------------------------------------------------------------------------------
                           ENTERPRISE PORTFOLIO --              Seeks long-term growth of capital.
                           INSTITUTIONAL SHARES
                           --------------------------------------------------------------------------------
                           FLEXIBLE BOND PORTFOLIO --           Seeks to obtain maximum total return,
                           INSTITUTIONAL SHARES                 consistent with preservation of capital.
                           --------------------------------------------------------------------------------
                           FORTY PORTFOLIO -- INSTITUTIONAL     A non-diversified portfolio/1/ that seeks
                           SHARES                               long-term growth of capital.
                           --------------------------------------------------------------------------------
                           GLOBAL RESEARCH PORTFOLIO --         Seeks long-term growth of capital.
                           INSTITUTIONAL SHARES (FORMERLY,
                           WORLDWIDE PORTFOLIO --
                           INSTITUTIONAL SHARES)
                           --------------------------------------------------------------------------------
                           GLOBAL TECHNOLOGY                    Seeks long-term growth of capital.
                           PORTFOLIO -- SERVICE SHARES
                           --------------------------------------------------------------------------------
                           JANUS PORTFOLIO -- INSTITUTIONAL     Seeks long-term growth of capital.
                           SHARES
                           --------------------------------------------------------------------------------
                           OVERSEAS PORTFOLIO -- INSTITUTIONAL  Seeks long-term growth of capital.
                           SHARES
                           --------------------------------------------------------------------------------
LEGG MASON PARTNERS        CLEARBRIDGE VARIABLE ALL CAP         Seeks long-term growth of capital.
VARIABLE EQUITY TRUST      VALUE PORTFOLIO -- CLASS I           Current income is a secondary
                           (FORMERLY, LEGG MASON                objective.
                           CLEARBRIDGE VARIABLE LARGE CAP
                           VALUE PORTFOLIO -- CLASS I)
                           --------------------------------------------------------------------------------
                           CLEARBRIDGE VARIABLE EQUITY          Seeks a high level of current income.
                           INCOME PORTFOLIO -- CLASS II         Long-term capital appreciation is a
                           (FORMERLY, LEGG MASON                secondary objective.
                           CLEARBRIDGE VARIABLE EQUITY
                           INCOME BUILDER PORTFOLIO --
                           CLASS I )
                           --------------------------------------------------------------------------------
LEGG MASON PARTNERS        WESTERN ASSET VARIABLE STRATEGIC     Seeks to maximize total return,
VARIABLE INCOME TRUST      BOND PORTFOLIO -- CLASS I            consistent with the preservation of
                           (FORMERLY, LEGG MASON WESTERN        capital.
                           ASSET VARIABLE STRATEGIC BOND
                           PORTFOLIO -- CLASS I)
                           --------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) NEW DISCOVERY SERIES --       The fund's investment objective is to
TRUST                      SERVICE CLASS SHARES                 seek capital appreciation.
                           --------------------------------------------------------------------------------
OPPENHEIMER VARIABLE       OPPENHEIMER CAPITAL                  The Fund seeks capital appreciation.
ACCOUNT FUNDS              APPRECIATION FUND/VA --
                           NON-SERVICE SHARES
                           --------------------------------------------------------------------------------
                           OPPENHEIMER CAPITAL INCOME           The Fund seeks total return.
                           FUND/VA -- SERVICE SHARES
                           (FORMERLY, OPPENHEIMER BALANCED
                           FUND/ VA -- NON-SERVICE SHARES)
                           --------------------------------------------------------------------------------
                           OPPENHEIMER CORE BOND                The Fund seeks total return.
                           FUND/VA -- NON-SERVICE SHARES
                           --------------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks to obtain maximum total return,      Janus Capital Management LLC
consistent with preservation of capital.
-----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC



-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Legg Mason Partners Fund Advisor,
Current income is a secondary              LLC (subadvised by ClearBridge
objective.                                 Investments, LLC)


-----------------------------------------------------------------------------
Seeks a high level of current income.      Legg Mason Partners Fund Advisor,
Long-term capital appreciation is a        LLC (subadvised by ClearBridge
secondary objective.                       Investments, LLC)



-----------------------------------------------------------------------------
Seeks to maximize total return,            Legg Mason Partners Fund Advisor,
consistent with the preservation of        LLC (subadvised by Western Asset
capital.                                   Management Company and Western
                                           Asset Management Company
       Limited)
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The Fund seeks capital appreciation.       OFI Global Asset Management, Inc.


-----------------------------------------------------------------------------
The Fund seeks total return.               OFI Global Asset Management, Inc.



-----------------------------------------------------------------------------
The Fund seeks total return.               OFI Global Asset Management, Inc.

-----------------------------------------------------------------------------


                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                           ADVISER (AND SUB-ADVISER(S),
                 SUBACCOUNT                              INVESTMENT OBJECTIVE                     AS APPLICABLE)
                 ----------------------------------------------------------------------------------------------------------
                 OPPENHEIMER DISCOVERY MID CAP  The Fund seeks capital appreciation.     OFI Global Asset Management, Inc.
                 GROWTH FUND/VA -- SERVICE
                 SHARES (FORMERLY, OPPENHEIMER
                 SMALL- & MID-CAP GROWTH
                 FUND/VA -- NON-SERVICE
                 SHARES)
                 ----------------------------------------------------------------------------------------------------------
                 OPPENHEIMER GLOBAL STRATEGIC   The Fund seeks total return.             OFI Global Asset Management, Inc.
                 INCOME FUND/VA -- NON-SERVICE
                 SHARES (FORMERLY, OPPENHEIMER
                 HIGH INCOME FUND/VA --
                 NON-SERVICE SHARES)
                 ----------------------------------------------------------------------------------------------------------
PIMCO VARIABLE   TOTAL RETURN PORTFOLIO --      Seeks maximum total return,              Pacific Investment Management
INSURANCE TRUST  ADMINISTRATIVE CLASS SHARES    consistent with preservation of capital  Company LLC
                                                and prudent investment management.
                 ----------------------------------------------------------------------------------------------------------


Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits and surrender or partial surrender proceeds; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR SUBACCOUNT OR PORTFOLIO. YOU BEAR THE ENTIRE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE INVESTMENT PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.

PAYMENTS FROM FUNDS AND FUND AFFILIATES. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2012 ranged from 0.15% to 0.20% of annualized average daily net assets. The Portfolios that pay a service fee to us are GE Investments Funds, Inc. -- Total Return Fund -- Class 1 Shares and PIMCO Variable Insurance Trust -- Total Return Portfolio -- Administrative Class Shares.

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2012 ranged from 0.076% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AllianceBernstein Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Fund, Goldman Sachs Variable Insurance Trust, Janus Aspen Series and MFS(R)

Variable Insurance Trust. See the "Fee Tables" provision of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus.

All of the charges described in this section apply to assets allocated to the Separate Account. If the Guarantee Account is available, all assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed); and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. We may also realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.60% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.25% and a mortality and expense risk charge at an effective annual rate of 1.35%. These deductions from the Separate Account are reflected in your Contract Value.

OTHER CHARGES

Annual Contract Maintenance Charge

We will deduct an annual contract maintenance charge of $25 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at full surrender. We will waive this charge if your Contract Value at the time of deduction is $25,000 or more.

We will allocate the annual contract maintenance charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If the Guarantee Account is available, and there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from premium payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial surrenders, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two Valuation Days after we receive the order. While attempting to finish an incomplete application, we may hold the initial premium payment for no more than five Valuation Days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your premium payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial premium payment within two Valuation Days. We apply any additional premium payments you make on the Valuation Day we receive them at our Home Office.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your premium payment applied.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85 at the time of application, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035" EXCHANGE. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for
Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply as joint owners for a Non-Qualified Contract. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information, if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Maturity Date, you may change:

  . your Maturity Date (your Maturity Date must be a date at least 12 months from the date the contract is issued);

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account, if available (subject to certain restrictions listed in your contract as in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary), and contingent Annuitant upon written notice to our Home Office, provided the Annuitant is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuity Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

PREMIUM PAYMENTS

You may make premium payments to us at any frequency and in the amount you select, subject to certain restrictions, including restrictions that may be imposed by terms of elected riders. You must obtain our prior approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Premium payments may be made at any time prior the Maturity Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial premium payment is $25,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least

$1,000 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts, and $100 for other Qualified Contracts.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily at the close of regular trading (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PREMIUM PAYMENTS

We place premium payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account (if available), according to your instructions. You may allocate premium payments to the Subaccounts PLUS the Guarantee Account (if available) at any one time. The percentage of any premium payment that you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100.

Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the expenses of the Separate Account and the Portfolios.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice in writing or over the phone. The new allocation will apply to any premium payments made after we receive notice of the change at our Home Office.

VALUATION OF ACCUMULATION UNITS

Partial surrenders, surrenders and/or payment of a death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial surrender, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

TRANSFERS BEFORE THE MATURITY DATE

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Maturity Date, subject to certain conditions imposed by the contract and as stated below. Owners may not transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

Where the Guarantee Account is available, we may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision) you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may also restrict certain transfers from the Subaccounts to the Guarantee Account (if available). We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG THE SUBACCOUNTS

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

TELEPHONE/INTERNET TRANSACTIONS

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS


We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. Systematic transactions such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or for systematic transactions not reported on a trade confirmation, the quarterly statement.


SPECIAL NOTE ON RELIABILITY

Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your Internet service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON FREQUENT TRANSFERS

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established by the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST AVERAGING PROGRAM


Dollar Cost Averaging permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.


You may participate in the Dollar Cost Averaging program by:

   (1) electing it on your application;

   (2) contacting an authorized sales representative; or

   (3) contacting us at (800) 352-9910.


To use the program, you must transfer at least $100 from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund and/or interest rate guarantee period with each transfer.


The Dollar Cost Averaging program will begin 30-days after we receive all required forms with your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or


  . when the assets in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.


If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period. We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or the Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Enhanced Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in Enhanced Dollar Cost Averaging as of that Valuation Day.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawals program.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

PORTFOLIO REBALANCING PROGRAM

Once your premium payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting the completed Portfolio Rebalancing form to our Home Office.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

You may instruct us to transfer interest earned on your assets in the Guarantee Account to the Subaccounts to which you are allocating premium payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Maturity Date. You must specify the frequency of the transfers (either quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL SURRENDERS

SURRENDERS AND PARTIAL SURRENDERS

We will allow you to totally surrender your contract or surrender of a portion of your Contract Value at any time before the Maturity Date upon your written request, subject to the conditions discussed below.

We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of the annual contract maintenance charge, if applicable, and any optional rider charge(s)) on the Valuation Day we receive a request for surrender; less

   (2) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial surrender, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts on a pro-rata basis, in proportion to your assets allocated to the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that partial surrenders will reduce your death benefit by the proportion that the partial surrender (including any applicable premium tax assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial surrenders and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% IRS penalty tax. See the "Tax Matters" provision of this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to surrender their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $25,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from premiums paid. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods from which we are to take Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish this withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. In addition, your Systematic Withdrawal amount may be affected if you take an additional partial surrender. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on the taxable portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Systematic Withdrawals will reduce your death benefit by the proportion that each Systematic Withdrawal (including any premium tax assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawals and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30-days written notice to owners.

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



DEATH OF OWNER AND/OR ANNUITANT

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE THE MATURITY DATE

If the Annuitant dies before the Maturity Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary (as defined below) is the death benefit. (This death benefit may be referred to as the "Annual EstateProtector/SM/" in our marketing materials.) Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract was issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 15, 2001, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, BUT PRIOR TO MAY 1, 2003, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS THE BASIC DEATH BENEFIT WILL BE AS FOLLOWS:

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the death benefit will be equal to the greater of:

   (1) the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders.

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders taken since the applicable contract anniversary.

   (2) the Contract Value as of the date we receive due proof of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders.

If the Annuitant is age 81 or older on the date the contract is issued, the death benefit will be equal to the greater of:

   (1) the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to partial surrenders.

We will adjust the death benefit for partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial surrender reduces your Contract Value. Premium tax may be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

FOR CONTRACTS ISSUED PRIOR TO MAY 15, 2001, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE BASIC DEATH BENEFIT WILL BE AS FOLLOWS:

The death benefit equals the sum of (a) and (b) where:

   (a) the Contract Value as of the date we receive due proof of death; and

   (b) is the excess, if any, of the unadjusted death benefit as of the date of the Annuitant's death over the Contract Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted death benefit varies based on the Annuitant's age at the time we issued the contract and on the Annuitant's age at the time of death.

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) the Contract Value as of the date of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders.

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

The sum of (a) and (b) above is reduced for an adjustment for any partial surrenders taken since the applicable contract anniversary.

   (2) the Contract Value as of the date of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders.

If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the greater of:

   (1) the Contract Value as of the date of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders.

We will adjust the death benefit for partial surrenders in the same proportion as the percentage that the partial surrender reduces your Contract Value. Premium tax may be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

WHEN WE CALCULATE THE DEATH BENEFIT

We will calculate the Basic Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary(ies), assets will remain allocated to the Subaccounts and/or the Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN OWNER, JOINT OWNER, OR ANNUITANT BEFORE THE MATURITY DATE

In certain circumstances, federal tax law requires that distributions be made under this contract upon the first death of:

  .  an owner or joint owner; or

  .  the Annuitant or Joint Annuitant (if any owner is a non-natural entity).

The discussion below describes the methods available for distributing the value of the contract upon death.

At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owners;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

The designated beneficiary will then be treated as the sole owner of the contract. If there is more than one designated beneficiary, each one will be treated separately in applying the tax law's rules described below.

DISTRIBUTION RULES: Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account (if available) using the premium payment allocation in effect at that time. Any

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     death benefit payable subsequently (at the death of the new Annuitant)
     will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if any owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

      (1) receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

      (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2 (for a period of 5 or more years.) The first monthly income benefit payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy; or

      (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below.

STRETCH PAYMENT CHOICES

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  .  Additional premium payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

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Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  .  Additional premium payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death.

Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum payment any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

SPENDTHRIFT PROVISION.   An owner may, by providing written notice to our Home
Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

AMOUNT OF THE PROCEEDS: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                             AMOUNT OF
     PERSON WHO DIED        PROCEEDS PAID
-------------------------------------------
Owner or Joint Owner       Surrender Value
(who is not an Annuitant)
-------------------------------------------
Owner or Joint Owner       Death Benefit
(who is an Annuitant)
-------------------------------------------
Annuitant                  Death Benefit
-------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF AN OWNER, JOINT OWNER, OR ANNUITANT ON OR AFTER THE MATURITY DATE

On or after the Maturity Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method

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


of distribution in effect at the time of death, notwithstanding any other provision of the contract.

INCOME PAYMENTS

The Maturity Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Maturity Date must be a date at least thirteen months from the date the contract is issued. The owner selects the contract's initial Maturity Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Maturity Date in one-year increments, so long as the new Maturity Date is not a date beyond the latest permitted Maturity Date. The latest Maturity Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Maturity Date at any time and without prior notice. Any consent for a new Maturity Date will be provided on a non-discriminatory basis.

An owner may request to change the Maturity Date by sending written notice to our Home Office prior to the Maturity Date then in effect. If you change the Maturity Date, the Maturity Date will mean the new Maturity Date selected, provided such Maturity Date is not a date beyond the latest permitted Maturity Date. If income payments have not commenced upon reaching the latest permitted Maturity Date, we will begin making payments to the named payee. Income payments will be made in the form of a Life Income with a 10 Year Period Certain.

A Maturity Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Maturity Date, provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 years certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. As described in your contract, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Maturity Date in a lump sum in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the surviving Annuitant under the Joint Life and Survivor Income with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount paid to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant(s)' settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant(s) or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts measured between the day that the last payment was made, and the day on

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


which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts measured between the day that the last payment was made, and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually, or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

   (1) the Surrender Value on the Valuation Day immediately preceding your Maturity Date;

   (2) the settlement age on the Maturity Date, and if applicable, the gender of the Annuitant(s);

   (3) the specific payment plan you choose; and

   (4) if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS

The following Optional Payment Plans are available under the contract:

   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- INCOME FOR A FIXED PERIOD. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 3 -- INCOME OF A DEFINITE AMOUNT. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 4 -- INTEREST INCOME. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   OPTIONAL PAYMENT PLAN 5 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for monthly payments to be made to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

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



All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If a request for redemption is received for Optional Payment Plans 2, 3 or 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Maturity Date, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Maturity Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Maturity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Maturity Date.

Following the Maturity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one PLUS the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE MATURITY DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments once each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. We reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.


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


TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a
Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law does generally not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Maturity Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF ASSETS. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's premiums paid and earnings.

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


We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL AND TOTAL SURRENDERS. A partial surrender occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.

ASSIGNMENTS AND PLEDGES. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial surrender of such amount or portion.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the investment in the contract has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

TAXATION OF DEATH BENEFIT. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Maturity Date.

Taxation of death benefit if paid before the Maturity Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income annuity payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial surrender would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of death benefit if paid after the Maturity Date:

  . The death benefit is includible in income to the extent it exceeds the unrecovered "investment in the contract."

PENALTY TAXES PAYABLE ON SURRENDERS, PARTIAL SURRENDERS OR INCOME PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or


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  .  you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional partial surrenders apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, premium payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.


MEDICARE TAX. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions
(e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.


SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a total surrender, or a partial surrender that you must include in income. For example:

  . if you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial surrender or an income payment that you must include in income; and

  .  the amount that might be subject to a penalty tax.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within six months of a partial
Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment

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


under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called a "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans and individual retirement arrangements. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations, we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in

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


connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

THE INTERNAL REVENUE SERVICE HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH IRA QUALIFICATION REQUIREMENTS. WE MAY, HOWEVER, ENDORSE THE CONTRACT TO SATISFY THE IRA OR ROTH IRA QUALIFICATION RULES AND SUBMIT THE ENDORSEMENT TO THE IRS FOR APPROVAL AS TO FORM. IF YOU PURCHASED THE CONTRACT WITH SUCH AN ENDORSEMENT, THE ACCOMPANYING DISCLOSURE STATEMENT WILL INDICATE THE STATUS OF THE ENDORSEMENT'S APPROVAL UNDER THE IRS IRA PROTOTYPE PROGRAM.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs and 403(b) plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, a SEP or 403(b) plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so

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


characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a
Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

  . the Code does not allow a deduction for premium payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial surrender, surrender, or income payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.


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


These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO ANOTHER. ROLLOVERS AND TRANSFERS: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

DIRECT ROLLOVERS: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA CONVERSIONS: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, Inc. your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

DISCLOSURE PURSUANT TO CODE AND ERISA REQUIREMENTS. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

The Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 6.1% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In

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


certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial or total surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FEDERAL ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES


While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2013, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,250,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


FEDERAL DEFENSE OF MARRIAGE ACT


The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. The federal Defense of Marriage Act ("DOMA") currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Recently, however, several U.S. Courts of Appeals and U.S. District Courts held DOMA to be unconstitutional, and the Supreme Court is expected to hear two cases on DOMA in 2013. Therefore, it is currently uncertain as to whether spousal continuation provisions in this contract will be subject to the distribution at death requirements imposed on non-spouse beneficiaries by Section 72(s) of the Code. Consult a tax adviser for more information on this subject.


ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

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CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial surrender or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amount as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay death benefit proceeds in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial surrender or total surrender for up to six months from the date we receive your payment request. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of a contract is 7.5% of a contract owner's aggregate premium payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowance and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of premium payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 5.1% of premium payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of premium payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of premium payments. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.


During 2012, 2011 and 2010, $51.2 million, $49.5 million and $59.7 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new premium received. In 2012, 2011 and 2010, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (Commonwealth Freedom) is no longer offered or sold.


ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires otherwise, the amount of the refund you receive will equal your Contract Value as of the Valuation Day our Home Office receives the returned contract PLUS any adjustments required by applicable law or regulation as of the date we receive the contract. If state law requires that we return your premium payments, the amount of the refund will equal the premium payments made less any partial surrenders you have previously taken. In certain states you may have more than 10 days to return the contract for a refund.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER, MARITAL STATUS OR SURVIVAL

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and, if applicable, the Guarantee Account. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio to which you have allocated assets to a corresponding Subaccount, as required by the 1940 Act. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial surrenders.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL PROCEEDINGS

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, increases to in-force long-term care insurance premiums, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.


In June 2011, Genworth North America Corporation received a subpoena from the office of the New York Attorney General relating to an industry-wide investigation of unclaimed property and escheatment practices and procedures. In addition to the subpoena, other state regulators are conducting reviews and examinations on the same subject. We are cooperating with these requests and inquiries.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

EXAMPLES OF THE AVAILABLE DEATH BENEFITS

BASIC DEATH BENEFIT

The purpose of this example is to show how the unadjusted death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 70 on the Contract Date, then:

                   ANNUITANT'S END OF CONTRACT  UNADJUSTED
                       AGE      YEAR   VALUE   DEATH BENEFIT
                   -----------------------------------------
                       71        1    $103,000   $103,000
                       72        2     110,000    110,000
                       73        3      80,000    110,000
                       74        4     120,000    120,000
                       75        5     130,000    130,000
                       76        6     150,000    150,000
                       77        7     160,000    160,000
                       78        8     130,000    160,000
                   -----------------------------------------


Partial surrenders will reduce the death benefit by the proportion that the partial surrender (including any premium tax assessed) reduces your Contract Value. For example:

                             PREMIUM CONTRACT  UNADJUSTED
                      DATE   PAYMENT  VALUE   DEATH BENEFIT
                     --------------------------------------
                     3/31/09 $25,000 $25,000     $25,000
                     3/31/17          50,000      50,000
                     3/31/18          35,000      50,000
                     --------------------------------------

If a partial surrender of $17,500 is made on March 31, 2018, the unadjusted death benefit immediately after the partial surrender will be $25,000 (50% of $50,000) since the Contract Value ($35,000) is reduced by 50% by the partial surrender ($17,500). This is true only if the unadjusted death benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of death of the Annuitant's death. It also assumes that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges. The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:


                    WITH SEPARATE ACCOUNT EXPENSES OF 1.60%



                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS
------------------------------------------------------------------------------------------------------------------
  Alger Large Cap Growth Portfolio -- Class I-2 Shares             $ 8.92            $ 9.64        176,921    2012
                                                                     9.09              8.92        197,778    2011
                                                                     8.15              9.09        207,050    2010
                                                                     5.61              8.15        227,877    2009
                                                                    10.59              5.61        242,683    2008
                                                                     8.97             10.59        308,373    2007
                                                                     8.67              8.97        347,835    2006
                                                                     7.87              8.67        520,409    2005
                                                                     7.58              7.87        618,265    2004
                                                                     5.70              7.58        817,405    2003
------------------------------------------------------------------------------------------------------------------
  Alger Small Cap Growth Portfolio -- Class I-2 Shares             $11.00            $12.18         55,275    2012
                                                                    11.55             11.00         60,543    2011
                                                                     9.37             11.55         97,498    2010
                                                                     6.54              9.37        108,457    2009
                                                                    12.45              6.54        119,909    2008
                                                                    10.79             12.45        158,233    2007
                                                                     9.14             10.79        228,272    2006
                                                                     7.94              9.14        296,628    2005
                                                                     6.93              7.94        356,968    2004
                                                                     4.94              6.93        431,078    2003
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B         $11.20            $12.92         18,995    2012
                                                                    10.73             11.20         23,574    2011
                                                                     9.66             10.73         54,160    2010
                                                                     8.16              9.66         66,254    2009
                                                                    13.98              8.16         65,415    2008
                                                                    13.55             13.98         93,852    2007
                                                                    11.77             13.55        106,522    2006
                                                                    11.44             11.77        102,836    2005
                                                                    10.45             11.44        107,321    2004
                                                                     8.03             10.45         75,528    2003
------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------
  Federated Capital Appreciation Fund II -- Primary Shares         $10.01            $10.86         30,190    2012
                                                                    10.74             10.01         32,835    2011
                                                                    10.00             10.74         39,577    2010
------------------------------------------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Primary Shares         $16.06            $18.13          48,058   2012
                                                                15.52             16.06          42,426   2011
                                                                13.75             15.52          39,258   2010
                                                                 9.14             13.75          42,444   2009
                                                                12.55              9.14          32,326   2008
                                                                12.33             12.55          54,039   2007
                                                                11.31             12.33          81,420   2006
                                                                11.20             11.31         119,946   2005
                                                                10.30             11.20         142,508   2004
                                                                 8.57             10.30         399,677   2003
--------------------------------------------------------------------------------------------------------------
  Federated Managed Volatility Fund II                         $10.00            $11.17          13,068   2012
                                                                 9.70             10.00          13,105   2011
                                                                 8.79              9.70          12,866   2010
                                                                 6.96              8.79          16,919   2009
                                                                 8.89              6.96          20,355   2008
                                                                 8.68              8.89          29,026   2007
                                                                 7.63              8.68          31,938   2006
                                                                 7.30              7.63          67,608   2005
                                                                 6.74              7.30         102,417   2004
                                                                 5.68              6.74          68,078   2003
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Initial Class             $12.05            $13.33          39,500   2012
                                                                12.56             12.05          45,320   2011
                                                                11.17             12.56          91,210   2010
                                                                 8.79             11.17          90,294   2009
                                                                12.54              8.79          81,095   2008
                                                                11.03             12.54          81,507   2007
                                                                10.45             11.03          87,579   2006
                                                                10.20             10.45          97,691   2005
                                                                 9.83             10.20         120,724   2004
                                                                 8.47              9.83         126,948   2003
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Initial Class                 $14.05            $16.09         222,739   2012
                                                                14.64             14.05         301,552   2011
                                                                12.70             14.64         352,922   2010
                                                                 9.51             12.70         379,222   2009
                                                                16.81              9.51         439,385   2008
                                                                14.53             16.81         625,538   2007
                                                                13.21             14.53         856,884   2006
                                                                11.48             13.21       1,044,121   2005
                                                                10.10             11.48       1,074,289   2004
                                                                 7.99             10.10       1,083,341   2003
--------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Initial Class                 $10.72            $12.38         162,191   2012
                                                                10.79             10.72         203,201   2011
                                                                 9.52             10.79         234,028   2010
                                                                 7.43              9.52         263,119   2009
                                                                13.17              7.43         278,120   2008
                                                                13.18             13.17         373,802   2007
                                                                11.15             13.18         499,554   2006
                                                                10.70             11.15         565,409   2005
                                                                 9.75             10.70         708,623   2004
                                                                 7.60              9.75         757,954   2003
--------------------------------------------------------------------------------------------------------------

                                                                                             NUMBER OF
                                                           ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                          UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                             BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Initial Class              $ 9.39            $10.96        117,192    2012
                                                                9.39              9.39        131,822    2011
                                                                8.31              9.39        150,265    2010
                                                                6.64              8.31        159,162    2009
                                                               11.57              6.64        177,322    2008
                                                               10.49             11.57        216,381    2007
                                                                9.42             10.49        247,166    2006
                                                                8.89              9.42        312,930    2005
                                                                8.54              8.89        450,106    2004
                                                                7.01              8.54        515,636    2003
-------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Initial Class         $ 7.39            $ 8.70         51,264    2012
                                                                7.34              7.39         50,603    2011
                                                                6.03              7.34         52,832    2010
                                                                4.20              6.03         58,561    2009
                                                                9.49              4.20         59,466    2008
                                                                7.83              9.49         59,450    2007
                                                                7.55              7.83         90,687    2006
                                                                7.04              7.55        194,184    2005
                                                                6.68              7.04        165,420    2004
                                                                5.22              6.68        190,863    2003
-------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Initial Class                       $ 8.66            $ 9.78         94,643    2012
                                                                8.78              8.66        114,763    2011
                                                                7.19              8.78        142,388    2010
                                                                5.70              7.19        163,264    2009
                                                               10.95              5.70        189,962    2008
                                                                8.77             10.95        263,072    2007
                                                                8.34              8.77        349,554    2006
                                                                8.01              8.34        454,161    2005
                                                                7.87              8.01        559,945    2004
                                                                6.02              7.87        686,649    2003
-------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                    $20.04            $22.59         42,515    2012
                                                               22.85             20.04         55,264    2011
                                                               18.06             22.85         53,154    2010
                                                               13.13             18.06         60,276    2009
                                                               22.10             13.13         60,222    2008
                                                               19.47             22.10         70,528    2007
                                                               17.60             19.47        104,008    2006
                                                               15.16             17.60        121,931    2005
                                                               12.36             15.16        109,889    2004
                                                                9.08             12.36         57,036    2003
-------------------------------------------------------------------------------------------------------------
  VIP Overseas Portfolio -- Initial Class                     $ 9.81            $11.65         59,979    2012
                                                               12.03              9.81         46,960    2011
                                                               10.81             12.03         52,835    2010
                                                                8.68             10.81         65,385    2009
                                                               15.70              8.68         60,808    2008
                                                               13.60             15.70        117,659    2007
                                                               11.71             13.60        148,249    2006
                                                                9.99             11.71        183,086    2005
                                                                8.94              9.99        183,523    2004
                                                                6.33              8.94        150,187    2003
-------------------------------------------------------------------------------------------------------------

                                                                                             NUMBER OF
                                                           ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                          UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                             BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 1 Shares         $11.36            $13.26          37,892   2012
                                                               12.89             11.36          38,958   2011
                                                               12.06             12.89          43,940   2010
                                                                8.92             12.06          51,520   2009
                                                               15.17              8.92          52,260   2008
                                                               13.31             15.17          53,945   2007
                                                               11.12             13.31          53,882   2006
                                                               10.23             11.12          43,428   2005
                                                               10.00             10.23              --   2004
-------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
-------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                               $14.89            $15.48          59,283   2012
                                                               14.11             14.89          66,024   2011
                                                               13.33             14.11          72,417   2010
                                                               12.56             13.33          84,118   2009
                                                               13.45             12.56         109,300   2008
                                                               13.04             13.45         136,046   2007
                                                               12.70             13.04         177,369   2006
                                                               12.64             12.70         170,121   2005
                                                               12.43             12.64         213,026   2004
                                                               12.19             12.43         353,053   2003
-------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                $10.41            $12.38          80,539   2012
                                                               10.52             10.41          95,373   2011
                                                                9.58             10.52         106,026   2010
                                                                7.02              9.58         118,664   2009
                                                               11.26              7.02         129,356   2008
                                                               10.87             11.26         176,393   2007
                                                               10.12             10.87         234,399   2006
                                                               10.16             10.12         277,150   2005
                                                                9.64             10.16         337,562   2004
                                                                7.60              9.64         474,887   2003
-------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares               $31.15            $35.80          19,409   2012
                                                               28.82             31.15          22,933   2011
                                                               22.71             28.82          23,347   2010
                                                               17.00             22.71          28,451   2009
                                                               27.01             17.00          35,205   2008
                                                               32.24             27.01          50,293   2007
                                                               24.63             32.24          67,115   2006
                                                               22.39             24.63          82,308   2005
                                                               17.19             22.39         112,769   2004
                                                               12.71             17.19         115,503   2003
-------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                       $ 9.12            $10.38         238,563   2012
                                                                9.11              9.12         280,676   2011
                                                                8.06              9.11         318,765   2010
                                                                6.49              8.06         347,877   2009
                                                               10.53              6.49         407,339   2008
                                                               10.18             10.53         493,067   2007
                                                                8.96             10.18         624,199   2006
                                                                8.72              8.96         792,447   2005
                                                                8.02              8.72       1,046,525   2004
                                                                6.35              8.02       1,192,133   2003
-------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                            $17.23            $19.43         21,498    2012
                                                                      16.98             17.23         37,478    2011
                                                                      13.54             16.98         24,973    2010
                                                                      10.51             13.54         38,097    2009
                                                                      17.12             10.51         31,869    2008
                                                                      16.99             17.12         38,301    2007
                                                                      15.24             16.99         56,607    2006
                                                                      14.14             15.24         63,237    2005
                                                                      12.48             14.14         53,418    2004
                                                                      10.22             12.48         20,229    2003
--------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                $12.48            $13.82         76,076    2012
                                                                      13.06             12.48         99,337    2011
                                                                      12.10             13.06        113,666    2010
                                                                      10.18             12.10        128,963    2009
                                                                      14.63             10.18        152,991    2008
                                                                      13.31             14.63        216,979    2007
                                                                      11.89             13.31        244,117    2006
                                                                      11.66             11.89        310,273    2005
                                                                      10.95             11.66        364,350    2004
                                                                       9.25             10.95        324,645    2003
--------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                 $ 9.87            $11.24         45,832    2012
                                                                      10.33              9.87         56,515    2011
                                                                       9.52             10.33         59,669    2010
                                                                       7.35              9.52         66,116    2009
                                                                      11.68              7.35         83,666    2008
                                                                      10.99             11.68        105,204    2007
                                                                       9.62             10.99        129,739    2006
                                                                       9.53              9.62        160,141    2005
                                                                       8.96              9.53        200,749    2004
                                                                       7.38              8.96        225,294    2003
--------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Large Cap Value Fund -- Institutional Shares         $ 9.21            $10.79         68,227    2012
                                                                      10.07              9.21         75,177    2011
                                                                       9.20             10.07         90,432    2010
                                                                       7.90              9.20         91,988    2009
                                                                      12.26              7.90         95,408    2008
                                                                      12.28             12.26        129,849    2007
                                                                      10.18             12.28        177,101    2006
                                                                       9.95             10.18        196,415    2005
                                                                       8.51              9.95        210,870    2004
                                                                       6.95              8.51        134,850    2003
--------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                   $21.99            $25.64         75,601    2012
                                                                      23.87             21.99         90,321    2011
                                                                      19.41             23.87        108,712    2010
                                                                      14.81             19.41        132,095    2009
                                                                      23.91             14.81        148,513    2008
                                                                      23.55             23.91        218,505    2007
                                                                      20.60             23.55        265,946    2006
                                                                      18.55             20.60        365,487    2005
                                                                      14.98             18.55        396,090    2004
                                                                      11.85             14.98        393,966    2003
--------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares                  $10.00            $ 9.93        233,713    2012
--------------------------------------------------------------------------------------------------------------------

                                                                                         NUMBER OF
                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Institutional Shares              $15.52            $17.35        238,208    2012
                                                           15.51             15.52        267,503    2011
                                                           14.55             15.51        322,949    2010
                                                           11.74             14.55        323,887    2009
                                                           14.18             11.74        377,630    2008
                                                           13.04             14.18        452,238    2007
                                                           11.96             13.04        494,904    2006
                                                           11.26             11.96        551,560    2005
                                                           10.55             11.26        694,943    2004
                                                            9.40             10.55        856,325    2003
---------------------------------------------------------------------------------------------------------
  Enterprise Portfolio -- Institutional Shares            $11.38            $13.14        130,513    2012
                                                           11.73             11.38        151,088    2011
                                                            9.47             11.73        184,479    2010
                                                            6.65              9.47        205,522    2009
                                                           12.01              6.65        222,453    2008
                                                           10.00             12.01        254,705    2007
                                                            8.94             10.00        339,933    2006
                                                            8.09              8.94        463,786    2005
                                                            6.81              8.09        601,330    2004
                                                            5.12              6.81        742,712    2003
---------------------------------------------------------------------------------------------------------
  Flexible Bond Portfolio -- Institutional Shares         $17.98            $19.17         39,675    2012
                                                           17.12             17.98         47,538    2011
                                                           16.11             17.12         47,652    2010
                                                           14.46             16.11         53,711    2009
                                                           13.86             14.46         51,864    2008
                                                           13.16             13.86         56,736    2007
                                                           12.83             13.16         66,971    2006
                                                           12.78             12.83         75,559    2005
                                                           12.50             12.78        105,913    2004
                                                           11.94             12.50        138,904    2003
---------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Institutional Shares                 $11.54            $14.10        116,742    2012
                                                           12.57             11.54        148,562    2011
                                                           11.97             12.57        170,608    2010
                                                            8.31             11.97        191,923    2009
                                                           15.12              8.31        198,629    2008
                                                           11.22             15.12        260,545    2007
                                                           10.43             11.22        317,587    2006
                                                            9.39             10.43        398,868    2005
                                                            8.07              9.39        539,154    2004
                                                            6.80              8.07        633,815    2003
---------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares           $ 4.54            $ 5.32         29,026    2012
                                                            5.05              4.54         31,103    2011
                                                            4.13              5.05         35,651    2010
                                                            2.67              4.13         69,911    2009
                                                            4.85              2.67         30,442    2008
                                                            4.05              4.85         60,283    2007
                                                            3.82              4.05         90,641    2006
                                                            3.48              3.82         79,884    2005
                                                            3.51              3.48        101,488    2004
                                                            2.44              3.51        180,953    2003
---------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  Janus Portfolio -- Institutional Shares                                            $ 8.17            $ 9.53        128,243
                                                                                       8.76              8.17        164,313
                                                                                       7.78              8.76        244,657
                                                                                       5.80              7.78        277,019
                                                                                       9.77              5.80        302,177
                                                                                       8.63              9.77        369,294
                                                                                       7.87              8.63        482,178
                                                                                       7.67              7.87        601,512
                                                                                       7.46              7.67        728,041
                                                                                       5.75              7.46        944,482
--------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Institutional Shares                                         $19.65            $21.94         93,922
                                                                                      29.44             19.65        123,702
                                                                                      23.87             29.44        151,376
                                                                                      13.51             23.87        157,558
                                                                                      28.67             13.51        174,924
                                                                                      22.71             28.67        210,374
                                                                                      15.70             22.71        244,301
                                                                                      12.06             15.70        271,147
                                                                                      10.30             12.06        339,997
                                                                                       7.76             10.30        403,084
--------------------------------------------------------------------------------------------------------------------------------
  Worldwide Portfolio -- Institutional Shares                                        $ 8.16            $ 9.64        157,261
                                                                                       9.61              8.16        160,655
                                                                                       8.43              9.61        191,992
                                                                                       6.22              8.43        212,316
                                                                                      11.43              6.22        237,500
                                                                                      10.60             11.43        325,045
                                                                                       9.11             10.60        396,800
                                                                                       8.74              9.11        490,348
                                                                                       8.48              8.74        610,879
                                                                                       6.95              8.48        784,177
--------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I         $ 9.07            $10.20         44,655
                                                                                       8.55              9.07         46,298
                                                                                       7.74              8.55         51,895
                                                                                       6.40              7.74         51,030
                                                                                      10.00              6.40         55,026
                                                                                      10.00             10.00         62,631
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Large Cap Value Portfolio -- Class I               $12.29            $14.09         39,654
                                                                                      11.90             12.29         47,023
                                                                                      11.04             11.90         41,092
                                                                                       9.02             11.04         44,032
                                                                                      14.23              9.02         52,050
                                                                                      13.92             14.23         81,069
                                                                                      11.96             13.92        113,129
                                                                                      11.41             11.96        148,053
                                                                                      10.51             11.41        183,361
                                                                                       8.07             10.51        214,010
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  Janus Portfolio -- Institutional Shares                                      2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
  Overseas Portfolio -- Institutional Shares                                   2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
  Worldwide Portfolio -- Institutional Shares                                  2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
-----------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I   2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Large Cap Value Portfolio -- Class I         2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------

                                                                                                           NUMBER OF
                                                                         ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                        UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                           BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
---------------------------------------------------------------------------------------------------------------------------
  Western Asset Variable Strategic Bond Portfolio -- Class I                $16.18            $17.15         25,203    2012
                                                                             15.38             16.18         31,474    2011
                                                                             13.98             15.38         47,224    2010
                                                                             11.66             13.98         55,900    2009
                                                                             14.28             11.66         62,378    2008
                                                                             14.23             14.28        110,578    2007
                                                                             13.77             14.23        130,323    2006
                                                                             13.66             13.77        154,007    2005
                                                                             13.01             13.66        164,387    2004
                                                                             11.68             13.01        175,947    2003
---------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                       $11.84            $14.09         15,193    2012
                                                                             13.44             11.84         17,137    2011
                                                                             10.05             13.44         14,028    2010
                                                                              6.27             10.05          9,032    2009
                                                                             10.53              6.27         12,638    2008
                                                                             10.47             10.53         13,235    2007
                                                                              9.42             10.47         15,419    2006
                                                                              9.12              9.42         15,436    2005
                                                                              8.72              9.12         35,067    2004
                                                                              6.64              8.72         48,625    2003
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Non-Service Shares                        $10.62            $11.74         60,863    2012
                                                                             10.71             10.62         63,485    2011
                                                                              9.64             10.71         73,268    2010
                                                                              8.04              9.64         82,320    2009
                                                                             14.45              8.04         94,344    2008
                                                                             14.15             14.45        140,146    2007
                                                                             12.94             14.15        139,451    2006
                                                                             12.66             12.94        150,632    2005
                                                                             11.68             12.66        151,386    2004
                                                                              9.50             11.68        125,338    2003
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares            $10.37            $11.64         68,029    2012
                                                                             10.66             10.37         84,622    2011
                                                                              9.90             10.66        111,663    2010
                                                                              6.96              9.90        128,341    2009
                                                                             12.99              6.96        152,651    2008
                                                                             11.56             12.99        188,968    2007
                                                                             10.88             11.56        264,647    2006
                                                                             10.52             10.88        308,889    2005
                                                                             10.00             10.52        482,626    2004
                                                                              7.76             10.00        537,017    2003
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Core Bond Fund/VA -- Non-Service Shares                       $10.24            $11.12         43,236    2012
                                                                              9.62             10.24         50,382    2011
                                                                              8.77              9.62         51,759    2010
                                                                              8.13              8.77         61,370    2009
                                                                             13.56              8.13         72,995    2008
                                                                             13.20             13.56         98,764    2007
                                                                             12.74             13.20         82,004    2006
                                                                             12.62             12.74        104,082    2005
                                                                             12.16             12.62        138,047    2004
                                                                             11.57             12.16        174,772    2003
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares         $10.00            $10.15         18,020    2012
---------------------------------------------------------------------------------------------------------------------------

                                                                                                           NUMBER OF
                                                                         ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                        UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                           BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Non-Service Shares         $ 9.40            $10.77         55,404    2012
                                                                              9.45              9.40         52,207    2011
                                                                              7.53              9.45         57,796    2010
                                                                              5.77              7.53         63,195    2009
                                                                             11.52              5.77         77,353    2008
                                                                             11.01             11.52         84,195    2007
                                                                             10.87             11.01        117,206    2006
                                                                              9.83             10.87        142,082    2005
                                                                              8.34              9.83        197,116    2004
                                                                              6.75              8.34        226,502    2003
---------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                     $17.23            $18.58        111,216    2012
                                                                             16.90             17.23        112,294    2011
                                                                             15.89             16.90        118,955    2010
                                                                             14.16             15.89        156,162    2009
                                                                             13.73             14.16        169,292    2008
                                                                             12.83             13.73         95,021    2007
                                                                             12.56             12.83        121,327    2006
                                                                             12.46             12.56        123,718    2005
                                                                             12.07             12.46        111,226    2004
                                                                             11.68             12.07         57,016    2003
---------------------------------------------------------------------------------------------------------------------------

APPENDIX C

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions, of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

You may allocate some or all of your premium payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE GUARANTEE PERIODS.

HOWEVER, THE INTEREST RATES FOR ANY INTEREST RATE GUARANTEE PERIOD WILL BE AT LEAST THE GUARANTEED INTEREST RATE SHOWN IN YOUR CONTRACT.

We will notify you in writing at least 5 days before the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION


                                                                                            PAGE
THE COMPANY................................................................................ B-3

THE SEPARATE ACCOUNT....................................................................... B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT......................................... B-4

THE CONTRACTS.............................................................................. B-4
   Transfer of Annuity Units............................................................... B-4
   Net Investment Factor................................................................... B-4

TERMINATION OF PARTICIPATION AGREEMENTS.................................................... B-4

CALCULATION OF PERFORMANCE DATA............................................................ B-5
   Subaccount Investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund. B-5
   Other Subaccounts....................................................................... B-6
   Other Performance Data.................................................................. B-7

TAX MATTERS................................................................................ B-7
   Taxation of Genworth Life and Annuity Insurance Company................................. B-7
   IRS Required Distributions.............................................................. B-7

GENERAL PROVISIONS......................................................................... B-8
   Using the Contracts as Collateral....................................................... B-8
   The Beneficiary......................................................................... B-8
   Non-Participating....................................................................... B-8
   Misstatement of Age or Gender........................................................... B-8
   Incontestability........................................................................ B-8
   Statement of Values..................................................................... B-8
   Trust as Owner or Beneficiary........................................................... B-8
   Written Notice.......................................................................... B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS.............................. B-8

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY.................................. B-9

EXPERTS.................................................................................... B-9

FINANCIAL STATEMENTS....................................................................... B-9


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Form P1151 1/99 (Commonwealth Freedom) to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor _________________________________________________________

                    STATEMENT OF ADDITIONAL INFORMATION FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                FORM P1151 1/99

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                       TELEPHONE NUMBER: (800) 352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2013, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:      (800) 352-9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative


The date of this Statement of Additional Information is May 1, 2013.

TABLE OF CONTENTS


THE COMPANY................................................................................ B-3

THE SEPARATE ACCOUNT....................................................................... B-4

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT......................................... B-4

THE CONTRACTS.............................................................................. B-4
   Transfer of Annuity Units............................................................... B-4
   Net Investment Factor................................................................... B-4

TERMINATION OF PARTICIPATION AGREEMENTS.................................................... B-4

CALCULATION OF PERFORMANCE DATA............................................................ B-5
   Subaccount Investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund. B-5
   Other Subaccounts....................................................................... B-6
   Other Performance Data.................................................................. B-7

TAX MATTERS................................................................................ B-7
   Taxation of Genworth Life and Annuity Insurance Company................................. B-7
   IRS Required Distributions.............................................................. B-7

GENERAL PROVISIONS......................................................................... B-8
   Using the Contracts as Collateral....................................................... B-8
   The Beneficiary......................................................................... B-8
   Non-Participating....................................................................... B-8
   Misstatement of Age or Gender........................................................... B-8
   Incontestability........................................................................ B-8
   Statement of Values..................................................................... B-8
   Trust as Owner or Beneficiary........................................................... B-8
   Written Notice.......................................................................... B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS.............................. B-8

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY.................................. B-9

EXPERTS.................................................................................... B-9

FINANCIAL STATEMENTS....................................................................... B-9

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").


On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

On January 16, 2013, Genworth announced a proposed legal entity reorganization that would involve the creation of a new holding company over Genworth with Genworth becoming a direct, wholly-owned subsidiary of the new holding company. Following the completion of the reorganization, Genworth will continue to own its existing businesses except the U.S. mortgage insurance subsidiaries.


Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.



We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, wealth management, investment and financial solutions to more than 15 million customers, with a presence in more than 25 countries. In 2011, we changed our operating business segments to better align our businesses. Under the new structure, we operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

  . U.S. LIFE INSURANCE. Our U.S. Life Insurance segment includes products that are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities for the retirement market.

  . RUNOFF. Our Runoff segment includes the results of non-strategic products that are no longer sold. Our non-strategic products include our variable annuity, variable life insurance, group variable annuities offered through retirement plans and other products. Our other products include our institutional and corporate-owned life insurance products. Institutional products consist of: funding agreements, funding agreement backed notes ("FABNs") and guaranteed investment contracts ("GICs"). Most of our variable annuities include a guaranteed minimum death benefit ("GMDB"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWB") and certain types of guaranteed annuitization benefits. In January 2011, we discontinued new sales of retail and group variable annuities. On May 1, 2008, we discontinued the sales of variable life insurance policies. We continue to service existing policies.

We also have Corporate and Other activities, which include interest and other debt financing expenses, other corporate income and expenses not allocated to the segments.

We do business in all states, except New York, the District of Columbia and Bermuda.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE SEPARATE ACCOUNT

In accordance with the board resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net premiums under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT

If the Guarantee Account is available, the initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

THE CONTRACTS

Transfer of Annuity Units

At your request, Annuity Units may be transferred once per calendar year from the Subaccounts in which they are currently held (subject to certain instructions described in the contract and in certain rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccount during a Valuation Period. Each Subaccount has its own net investment factor for a Valuation Period. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) MINUS (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; PLUS

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; MINUS

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; MINUS

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value the assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Funds sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS). This agreement may be terminated by the parties upon six months' advance written notice.

THE ALGER AMERICAN FUND. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. This agreement may be terminated by the parties upon six months' advance written notice.

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. This agreement may be terminated by the parties upon six months' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BLACKROCK VARIABLE SERIES FUNDS, INC. This agreement may be terminated by the parties upon 60 days' advance written notice.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I. This agreement may be terminated by the parties upon 60 days' advance written notice.

DREYFUS. This agreement may be terminated by the parties upon 180 days' advance written notice.

EATON VANCE VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

FEDERATED INSURANCE SERIES. This agreement may be terminated by any of the parties upon 180 days written notice to the other parties.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. These agreements provide for termination upon 90 days' advance notice by either party.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

GE INVESTMENTS FUNDS, INC. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

GOLDMAN SACHS VARIABLE INSURANCE TRUST. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

JANUS ASPEN SERIES. This agreement may be terminated by the parties upon six months' advance written notice.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST. This agreement may be terminated at the option of any party upon one-year written notice to the other parties.

MFS(R) VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

OPPENHEIMER VARIABLE ACCOUNT FUNDS. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

THE PRUDENTIAL SERIES FUND. The agreement may be terminated by the parties upon 60 days' advance written notice.

RYDEX VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

WELLS FARGO VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

CALCULATION OF PERFORMANCE DATA

From time to time, we may disclose total return, yield, and other performance data for the Subaccount pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of premium payments and are generally based on the rules of the state in which you reside.


Subaccount Investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund

From time to time, advertisements and sales literature may quote the yield of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund at the beginning of the period, dividing such net change in Contract Value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in Contract Value reflects: (1) net income from the Portfolio attributable to the initial investment of $25,000; and (2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges of $25 for the annual contract maintenance charge, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.35% of the hypothetical investment in the Separate Account) and the administrative expense charge (deducted daily at an effective annual rate of 0.25% of the hypothetical investment in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.


We also quote the effective yield of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:


Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.


The yield on amounts held in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Goldman Sachs Variable Insurance Trust -- Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Goldman Sachs Variable Insurance Trust -- Money Market Fund, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund will be lower than the yield for Goldman Sachs Variable Insurance Trust -- Money Market Fund.


Yield calculations do not take into account any charges for the optional riders.


Current Yield:    -1.71% as of December 31, 2012
Effective Yield:  -1.70% as of December 31, 2012


PAST PERFORMANCE IS NOT A GUARANTEE OR PROJECTION OF FUTURE RESULTS


Please note that the information on which these yields were calculated was supplied by the Goldman Sachs Variable Insurance Trust -- Money Market Fund ("Money Market Fund"). While we have no reason to doubt the accuracy of the information provided by the Money Market Fund, we have not independently verified this information.


Other Subaccounts

STANDARDIZED TOTAL RETURN. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that begin before the contract was available, performance data will be based on the performance of the underlying Portfolios, with the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and the annual contract maintenance charge as described below:

   (1) We calculate unit value for each Valuation Period based on the performance of the Subaccounts underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The annual contract maintenance charge is $25, deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, an average contract maintenance charge is used (currently 0.25% of Contract Value attributable to the hypothetical investment). This charge will be waived if the Contract Value is at least $25,000 at the time the charge is due.

   (3) Standardized total return considers the maximum charges for all available optional riders.

   (4) Standardized total return does not reflect the deduction of any premium taxes.

   (5) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N/ - 1

       where:

TR   =   the average annual total return for the
         period.
ERV  =   the ending redeemable value (reflecting
         deductions as described above) of the
         hypothetical investment at the end of the
         period.

P   =   a hypothetical single investment of $1,000.
N   =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P) - 1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. (See the "Tax Matters" section of the prospectus.) Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we may currently impose a charge), charges for such taxes attributable to the Separate Account may also be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified contract to provide that:

   (a) if any owner dies on or after the Maturity Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Maturity Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death, or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

GENERAL PROVISIONS

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available and/or eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application or by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, premium payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and each Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

EXPERTS


The consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2012 and 2011, and for each of the years in the three-year period ended December 31, 2012, and the financial statements of the Subaccounts which comprise the Separate Account as of December 31, 2012 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Our report on the consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries dated April 8, 2013 refers to the retrospective adoption of guidance relating to the presentation of comprehensive income and a change in accounting for costs associated with acquiring and renewing insurance contracts, as well as a retrospective change in the method of accounting for the liability of future policy benefits for level premium term life insurance policies. In addition, our report refers to a change in the method of accounting for embedded credit derivatives and variable interest entities in 2010.


The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

FINANCIAL STATEMENTS

The Statement of Additional Information contains the consolidated financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             FINANCIAL STATEMENTS

                         YEAR ENDED DECEMBER 31, 2012

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2012

                                                                            PAGE
                                                                            ----
Report of Independent Registered Public Accounting Firm....................  F-1

Statements of Assets and Liabilities.......................................  F-3

Statements of Operations................................................... F-19

Statements of Changes in Net Assets........................................ F-35

Notes to Financial Statements.............................................. F-66

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Contract Owners
Genworth Life & Annuity VA Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Capital Appreciation Fund -- Series I shares, Invesco V.I. Capital Development Fund -- Series I shares, Invesco V.I. Core Equity Fund -- Series I shares, Invesco V.I. Global Real Estate Fund -- Series II shares, Invesco V.I. Government Securities Fund -- Series I shares, Invesco V.I. International Growth Fund -- Series II shares, Invesco V.I. Technology Fund -- Series I shares, Invesco V.I. Utilities Fund -- Series I shares, Invesco Van Kampen V.I. American Franchise Fund -- Series I shares, Invesco Van Kampen V.I. American Franchise Fund -- Series II shares, Invesco Van Kampen V.I. Comstock Fund -- Series II shares, Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares, Invesco Van Kampen V.I. Mid Cap Growth Fund -- Series I shares, Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Thematic Growth Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1, Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2; DWS Variable Series I -- DWS Capital Growth VIP -- Class B Shares; DWS Variable Series II -- DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Large Cap Value VIP -- Class B Shares, Dreyfus -- Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund; Federated Insurance Series -- Federated Capital Appreciation Fund II -- Primary Shares, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares, Federated Managed Volatility Fund II; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Opportunities Portfolio -- Service Class 2, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Growth Stock Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Initial Class, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Bond Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, International Equity Fund -- Class 1 Shares, Mid-Cap Equity Fund -- Class 1 Shares, Money Market Fund, Premier Growth Equity Fund -- Class 1 Shares, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund -- Service Shares, Genworth Davis NY Venture Fund -- Service Shares, Genworth Eaton Vance Large Cap Value Fund -- Service Shares, Genworth Enhanced International Index Fund -- Service Shares, Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, Genworth PIMCO StocksPLUS Fund -- Service Shares, Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Large Cap Value Fund -- Institutional Shares, Goldman Sachs Mid Cap Value Fund; Goldman Sachs Money Market Fund -- Service Shares, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio -- Class 1, JPMorgan Insurance Trust Equity Index Portfolio -- Class 1, JPMorgan Insurance Trust International Equity Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1,

JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1, JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1, JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Enterprise Portfolio -- Institutional Shares, Enterprise Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Janus Portfolio -- Institutional Shares, Janus Portfolio -- Service Shares, Overseas Portfolio -- Institutional Shares, Overseas Portfolio -- Service Shares, Worldwide Portfolio -- Institutional Shares, Worldwide Portfolio -- Service Shares; Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I, Legg Mason ClearBridge Variable Large Cap Value Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Western Asset Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Non-Service Shares, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA -- Non-Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares, Oppenheimer High Income Fund/VA -- Non-Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares, Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Non-Service Shares, Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; Rydex Variable Trust -- NASDAQ -- 100(R) Fund; The Alger Portfolios -- Alger Large Cap Growth Portfolio -- Class I-2 Shares, Alger Small Cap Growth Portfolio -- Class I-2 Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio --
Class II Shares, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares, SP International Growth Portfolio -- Class II Shares, SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares; Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2) as of December 31, 2012, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate
Account 1 as of December 31, 2012, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
April 10, 2013

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2012


                                             -------------------------

                                             INVESCO V.I. INVESCO V.I.
                                               CAPITAL      CAPITAL
                                             APPRECIATION DEVELOPMENT
                                               FUND --      FUND --
                               CONSOLIDATED    SERIES I     SERIES I
                                  TOTAL         SHARES       SHARES
                              -------------- ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............ $7,803,375,846      --           --
Dividend receivable..........      1,737,674      --           --
Receivable for units sold....      3,312,066      --           --
                              --------------      --           --
       Total assets..........  7,808,425,586      --           --
                              --------------      --           --
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....      1,075,885      --           --
Payable for units
  withdrawn..................      8,354,497      --           --
                              --------------      --           --
       Total liabilities.....      9,430,382      --           --
                              --------------      --           --
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  7,547,792,097      --           --
   Variable annuity
     contract owners in
     the annuitization
     period..................    251,203,107      --           --
                              --------------      --           --
       Net assets............ $7,798,995,204      --           --
                              ==============      ==           ==
Investments in
  securities at cost......... $7,301,944,438      --           --
                              ==============      ==           ==
Shares outstanding...........                     --           --
                                                  ==           ==

                               AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                              -------------------------------------------------------------------------------------------
                                                                                                             INVESCO VAN
                              INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.                            KAMPEN V.I.
                                  CORE     GLOBAL REAL   GOVERNMENT  INTERNATIONAL INVESCO V.I. INVESCO V.I.  AMERICAN
                                 EQUITY       ESTATE     SECURITIES     GROWTH      TECHNOLOGY   UTILITIES    FRANCHISE
                                FUND --      FUND --      FUND --       FUND --      FUND --      FUND --      FUND --
                                SERIES I    SERIES II     SERIES I     SERIES II     SERIES I     SERIES I    SERIES I
                                 SHARES       SHARES       SHARES       SHARES        SHARES       SHARES      SHARES
                              ------------ ------------ ------------ ------------- ------------ ------------ -----------
ASSETS:
Investments at fair
  value (note 2b)............  10,364,281    241,143       3,613      56,722,165      1,241        3,545      7,206,414
Dividend receivable..........          --         --          --              --         --           --             --
Receivable for units sold....          --         --          --              --         --           --          3,188
                               ----------    -------       -----      ----------      -----        -----      ---------
       Total assets..........  10,364,281    241,143       3,613      56,722,165      1,241        3,545      7,209,602
                               ----------    -------       -----      ----------      -----        -----      ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       1,309         35          --           7,825         --           --            899
Payable for units
  withdrawn..................         330        432           1          70,646         --           --             --
                               ----------    -------       -----      ----------      -----        -----      ---------
       Total liabilities.....       1,639        467           1          78,471         --           --            899
                               ----------    -------       -----      ----------      -----        -----      ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  10,362,642    202,521       3,612      54,603,017      1,241        3,545      7,208,703
   Variable annuity
     contract owners in
     the annuitization
     period..................          --     38,155          --       2,040,677         --           --             --
                               ----------    -------       -----      ----------      -----        -----      ---------
       Net assets............  10,362,642    240,676       3,612      56,643,694      1,241        3,545      7,208,703
                               ==========    =======       =====      ==========      =====        =====      =========
Investments in
  securities at cost.........   8,622,419    205,334       3,504      50,251,053        880        3,976      7,383,209
                               ==========    =======       =====      ==========      =====        =====      =========
Shares outstanding...........     343,871     15,959         291       1,911,124         74          219        198,633
                               ==========    =======       =====      ==========      =====        =====      =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                          AIM VARIABLE INSURANCE FUNDS
                                 (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                          ------------------------------------------------------------- -----------------
                          INVESCO VAN             INVESCO VAN INVESCO VAN  INVESCO VAN
                          KAMPEN V.I. INVESCO VAN KAMPEN V.I. KAMPEN V.I.  KAMPEN V.I.
                           AMERICAN   KAMPEN V.I.   EQUITY      MID CAP       VALUE     ALLIANCEBERNSTEIN
                           FRANCHISE   COMSTOCK   AND INCOME    GROWTH    OPPORTUNITIES  BALANCED WEALTH
                            FUND --     FUND --     FUND --     FUND --      FUND --        STRATEGY
                           SERIES II   SERIES II   SERIES II   SERIES I     SERIES II     PORTFOLIO --
                            SHARES      SHARES      SHARES      SHARES       SHARES          CLASS B
                          ----------- ----------- ----------- ----------- ------------- -----------------
ASSETS:
Investments at fair
 value (note 2b)......... $5,711,736  35,371,692  13,779,220     2,004      7,417,709      20,477,181
Dividend receivable......         --          --          --        --             --              --
Receivable for units sold         --          --       2,139        --         11,704              --
                          ----------  ----------  ----------     -----      ---------      ----------
    Total assets.........  5,711,736  35,371,692  13,781,359     2,004      7,429,413      20,477,181
                          ----------  ----------  ----------     -----      ---------      ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        703       4,505       2,211        --            953           2,986
Payable for units
 withdrawn...............      1,236       8,353          --        --             --          11,921
                          ----------  ----------  ----------     -----      ---------      ----------
    Total liabilities....      1,939      12,858       2,211        --            953          14,907
                          ----------  ----------  ----------     -----      ---------      ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  5,709,797  35,336,225  13,042,888     2,004      7,428,460      18,684,607
 Variable annuity
   contract owners in
   the annuitization
   period................         --      22,609     736,260        --             --       1,777,667
                          ----------  ----------  ----------     -----      ---------      ----------
    Net assets........... $5,709,797  35,358,834  13,779,148     2,004      7,428,460      20,462,274
                          ==========  ==========  ==========     =====      =========      ==========
Investments in
 securities at cost...... $4,112,335  30,927,214  11,937,385     1,943      8,315,270      18,475,058
                          ==========  ==========  ==========     =====      =========      ==========
Shares outstanding.......    160,668   2,675,620     915,563       511      1,049,181       1,705,011
                          ==========  ==========  ==========     =====      =========      ==========

                           ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          ------------------------------------------------------------------------


                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                           GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP
                               GROWTH            INCOME             VALUE            GROWTH
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- ----------------- -----------------
ASSETS:
Investments at fair
 value (note 2b).........     3,574,305        48,866,572        82,924,404        11,221,695
Dividend receivable......            --                --                --                --
Receivable for units sold            --                --                --                --
                              ---------        ----------        ----------        ----------
    Total assets.........     3,574,305        48,866,572        82,924,404        11,221,695
                              ---------        ----------        ----------        ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..           445             6,113            11,569             1,425
Payable for units
 withdrawn...............         1,191             5,762           331,078             7,511
                              ---------        ----------        ----------        ----------
    Total liabilities....         1,636            11,875           342,647             8,936
                              ---------        ----------        ----------        ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     3,572,669        48,790,140        79,099,312        11,212,759
 Variable annuity
   contract owners in
   the annuitization
   period................            --            64,557         3,482,445                --
                              ---------        ----------        ----------        ----------
    Net assets...........     3,572,669        48,854,697        82,581,757        11,212,759
                              =========        ==========        ==========        ==========
Investments in
 securities at cost......     3,389,005        45,677,786        85,206,289         8,912,593
                              =========        ==========        ==========        ==========
Shares outstanding.......       217,680         2,365,275         6,458,287           369,378
                              =========        ==========        ==========        ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                              AMERICAN
                          ALLIANCEBERNSTEIN   CENTURY
                          VARIABLE PRODUCTS   VARIABLE
                          SERIES FUND, INC.  PORTFOLIOS
                             (CONTINUED)      II, INC.     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                          ----------------- ------------ ----------------------------------------------

                          ALLIANCEBERNSTEIN
                              SMALL CAP     VP INFLATION VP INCOME &      VP
                               GROWTH        PROTECTION    GROWTH    INTERNATIONAL VP ULTRA(R) VP VALUE
                            PORTFOLIO --      FUND --      FUND --      FUND --      FUND --   FUND --
                               CLASS B        CLASS II     CLASS I      CLASS I      CLASS I   CLASS I
                          ----------------- ------------ ----------- ------------- ----------- --------
ASSETS:
Investments at fair
 value (note 2b).........    $13,367,685     84,640,129    83,739      1,033,522     53,847     88,683
Dividend receivable......             --             --        --             --         --         --
Receivable for units sold          5,482        120,892        --             --         --         --
                             -----------     ----------    ------      ---------     ------     ------
    Total assets.........     13,373,167     84,761,021    83,739      1,033,522     53,847     88,683
                             -----------     ----------    ------      ---------     ------     ------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..          1,653         11,968        11            149          8         10
Payable for units
 withdrawn...............             --             --        --          1,121          1         --
                             -----------     ----------    ------      ---------     ------     ------
    Total liabilities....          1,653         11,968        11          1,270          9         10
                             -----------     ----------    ------      ---------     ------     ------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     13,371,514     81,205,212    83,728        880,958     53,838     88,673
 Variable annuity
   contract owners in
   the annuitization
   period................             --      3,543,841        --        151,294         --         --
                             -----------     ----------    ------      ---------     ------     ------
    Net assets...........    $13,371,514     84,749,053    83,728      1,032,252     53,838     88,673
                             ===========     ==========    ======      =========     ======     ======
Investments in
 securities at cost......    $11,854,165     78,298,646    78,292        962,083     45,106     90,922
                             ===========     ==========    ======      =========     ======     ======
Shares outstanding.......        728,087      7,035,755    12,136        115,736      4,986     13,602
                             ===========     ==========    ======      =========     ======     ======




                                    BLACKROCK VARIABLE SERIES FUNDS, INC.
                          ----------------------------------------------------------
                                              BLACKROCK     BLACKROCK    BLACKROCK
                             BLACKROCK         GLOBAL       LARGE CAP      VALUE
                          BASIC VALUE V.I. ALLOCATION V.I. GROWTH V.I. OPPORTUNITIES
                              FUND --          FUND --       FUND --   V.I. FUND --
                             CLASS III        CLASS III     CLASS III    CLASS III
                               SHARES          SHARES        SHARES       SHARES
                          ---------------- --------------- ----------- -------------
ASSETS:
Investments at fair
 value (note 2b).........    11,533,657      430,834,618    3,231,854   10,386,929
Dividend receivable......            --               --           --           --
Receivable for units sold            --               --           27           --
                             ----------      -----------    ---------   ----------
    Total assets.........    11,533,657      430,834,618    3,231,881   10,386,929
                             ----------      -----------    ---------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         1,473           65,146          402        1,302
Payable for units
 withdrawn...............         1,973          110,566           --          318
                             ----------      -----------    ---------   ----------
    Total liabilities....         3,446          175,712          402        1,620
                             ----------      -----------    ---------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    11,530,211      402,959,200    3,231,479   10,376,472
 Variable annuity
   contract owners in
   the annuitization
   period................            --       27,699,706           --        8,837
                             ----------      -----------    ---------   ----------
    Net assets...........    11,530,211      430,658,906    3,231,479   10,385,309
                             ==========      ===========    =========   ==========
Investments in
 securities at cost......    10,869,052      408,892,048    3,097,052    9,483,719
                             ==========      ===========    =========   ==========
Shares outstanding.......       905,311       30,044,255      281,275      653,266
                             ==========      ===========    =========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                                         DWS
                           COLUMBIA FUNDS VARIABLE    VARIABLE
                              INSURANCE TRUST I       SERIES I   DWS VARIABLE SERIES II                  DREYFUS
                          -------------------------- ----------- ---------------------- ---------------------------
                                         COLUMBIA
                            COLUMBIA     VARIABLE
                            VARIABLE   PORTFOLIO --              DWS DREMAN     DWS        DREYFUS       DREYFUS
                          PORTFOLIO --    MARSICO    DWS CAPITAL SMALL MID     LARGE      INVESTMENT     VARIABLE
                            MARSICO    INTERNATIONAL   GROWTH    CAP VALUE   CAP VALUE    PORTFOLIOS    INVESTMENT
                             GROWTH    OPPORTUNITIES   VIP --      VIP --     VIP --     MIDCAP STOCK    FUND --
                            FUND --       FUND --      CLASS B    CLASS B     CLASS B    PORTFOLIO --  MONEY MARKET
                            CLASS 1       CLASS 2      SHARES      SHARES     SHARES    INITIAL SHARES  PORTFOLIO
                          ------------ ------------- ----------- ----------  ---------  -------------- ------------
ASSETS:
Investments at fair
 value (note 2b)......... $25,965,116   53,362,908      6,116      50,536     71,825        83,169       688,192
Dividend receivable......          --           --         --          --         --            --            --
Receivable for units sold          --           --         --          --         --            --            --
                          -----------   ----------      -----      ------     ------        ------       -------
    Total assets.........  25,965,116   53,362,908      6,116      50,536     71,825        83,169       688,192
                          -----------   ----------      -----      ------     ------        ------       -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       3,251        7,215          1           6         11            10           189
Payable for units
 withdrawn...............      10,576       98,407          1           1         --            --             1
                          -----------   ----------      -----      ------     ------        ------       -------
    Total liabilities....      13,827      105,622          2           7         11            10           190
                          -----------   ----------      -----      ------     ------        ------       -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  25,951,289   51,885,398      6,114      50,529     71,814        83,159       688,002
 Variable annuity
   contract owners in
   the annuitization
   period................          --    1,371,888         --          --         --            --            --
                          -----------   ----------      -----      ------     ------        ------       -------
    Net assets........... $25,951,289   53,257,286      6,114      50,529     71,814        83,159       688,002
                          ===========   ==========      =====      ======     ======        ======       =======
Investments in
 securities at cost...... $20,822,487   52,606,326      5,973      50,823     71,788        82,360       688,103
                          ===========   ==========      =====      ======     ======        ======       =======
Shares outstanding.......   1,170,127    3,447,216        287       3,954      5,764         5,304       688,192
                          ===========   ==========      =====      ======     ======        ======       =======

                                                           FEDERATED
                                           EATON VANCE     INSURANCE
                                          VARIABLE TRUST     SERIES
                          ------------------------------- ------------


                           THE DREYFUS                     FEDERATED
                             SOCIALLY                       CAPITAL
                           RESPONSIBLE                    APPRECIATION
                              GROWTH                       FUND II --
                          FUND, INC. --  VT FLOATING-RATE   PRIMARY
                          INITIAL SHARES   INCOME FUND       SHARES
                          -------------- ---------------- ------------
ASSETS:
Investments at fair
 value (note 2b).........   3,850,963       64,155,911     9,361,283
Dividend receivable......          --          228,809            --
Receivable for units sold         160           14,568            --
                            ---------       ----------     ---------
    Total assets.........   3,851,123       64,399,288     9,361,283
                            ---------       ----------     ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         473            8,889         1,097
Payable for units
 withdrawn...............          --               --        28,539
                            ---------       ----------     ---------
    Total liabilities....         473            8,889        29,636
                            ---------       ----------     ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   3,850,650       62,257,013     9,331,647
 Variable annuity
   contract owners in
   the annuitization
   period................          --        2,133,386            --
                            ---------       ----------     ---------
    Net assets...........   3,850,650       64,390,399     9,331,647
                            =========       ==========     =========
Investments in
 securities at cost......   3,326,988       63,210,013     8,864,708
                            =========       ==========     =========
Shares outstanding.......     115,853        6,781,809     1,497,805
                            =========       ==========     =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                    FEDERATED INSURANCE SERIES (CONTINUED)
                              --------------------------------------------------- ------------

                              FEDERATED HIGH FEDERATED HIGH FEDERATED              VIP ASSET
                               INCOME BOND    INCOME BOND    KAUFMANN  FEDERATED  MANAGER/SM/
                                FUND II --     FUND II --   FUND II --  MANAGED   PORTFOLIO --
                                 PRIMARY        SERVICE      SERVICE   VOLATILITY   INITIAL
                                  SHARES         SHARES       SHARES    FUND II      CLASS
                              -------------- -------------- ---------- ---------- ------------
ASSETS:
Investments at fair
  value (note 2b)............  $23,765,636     39,982,661   21,195,374 8,753,212   60,160,031
Dividend receivable..........           --             --           --        --           --
Receivable for units sold....           --             --           --        --           --
                               -----------     ----------   ---------- ---------   ----------
       Total assets..........   23,765,636     39,982,661   21,195,374 8,753,212   60,160,031
                               -----------     ----------   ---------- ---------   ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        2,840          5,020        2,633     1,017        6,023
Payable for units
  withdrawn..................       17,191          3,470        7,057       476       39,406
                               -----------     ----------   ---------- ---------   ----------
       Total liabilities.....       20,031          8,490        9,690     1,493       45,429
                               -----------     ----------   ---------- ---------   ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   23,745,605     39,969,094   21,185,684 8,749,278   60,048,464
   Variable annuity
     contract owners in
     the annuitization
     period..................           --          5,077           --     2,441       66,138
                               -----------     ----------   ---------- ---------   ----------
       Net assets............  $23,745,605     39,974,171   21,185,684 8,751,719   60,114,602
                               ===========     ==========   ========== =========   ==========
Investments in
  securities at cost.........  $22,042,355     36,922,350   18,767,249 8,297,693   57,486,557
                               ===========     ==========   ========== =========   ==========
Shares outstanding...........    3,314,594      5,607,666    1,433,088   915,608    3,965,724
                               ===========     ==========   ========== =========   ==========

                                   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                              -------------------------------------------------------------------
                                                                                    VIP DYNAMIC
                               VIP ASSET       VIP                         VIP        CAPITAL
                              MANAGER/SM/    BALANCED        VIP      CONTRAFUND(R) APPRECIATION
                              PORTFOLIO -- PORTFOLIO -- CONTRAFUND(R) PORTFOLIO --  PORTFOLIO --
                                SERVICE      SERVICE    PORTFOLIO --     SERVICE      SERVICE
                                CLASS 2      CLASS 2    INITIAL CLASS    CLASS 2      CLASS 2
                              ------------ ------------ ------------- ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............  12,839,238   75,119,530   123,481,819   267,821,011   2,111,123
Dividend receivable..........          --           --            --            --          --
Receivable for units sold....          --           --            --            --          --
                               ----------   ----------   -----------   -----------   ---------
       Total assets..........  12,839,238   75,119,530   123,481,819   267,821,011   2,111,123
                               ----------   ----------   -----------   -----------   ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       1,912       11,555        14,335        36,175         263
Payable for units
  withdrawn..................       1,251        9,819        67,100       165,114           1
                               ----------   ----------   -----------   -----------   ---------
       Total liabilities.....       3,163       21,374        81,435       201,289         264
                               ----------   ----------   -----------   -----------   ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  12,744,162   70,780,499   123,292,108   258,681,741   2,110,859
   Variable annuity
     contract owners in
     the annuitization
     period..................      91,913    4,317,657       108,276     8,937,981          --
                               ----------   ----------   -----------   -----------   ---------
       Net assets............  12,836,075   75,098,156   123,400,384   267,619,722   2,110,859
                               ==========   ==========   ===========   ===========   =========
Investments in
  securities at cost.........  11,979,752   69,393,705   112,927,668   246,522,361   1,806,224
                               ==========   ==========   ===========   ===========   =========
Shares outstanding...........     860,539    4,837,059     4,670,265    10,300,808     214,763
                               ==========   ==========   ===========   ===========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                                                                      FIDELITY(R) VARIABLE
                                                                              INSURANCE PRODUCTS FUND (CONTINUED)
                              ---------------------------------------------------------------------------------------------
                                                             VIP          VIP                         VIP
                                            VIP EQUITY-    GROWTH &     GROWTH &        VIP         GROWTH         VIP
                               VIP EQUITY-     INCOME       INCOME       INCOME       GROWTH     OPPORTUNITIES    GROWTH
                                 INCOME     PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- OPPORTUNITIES PORTFOLIO --  PORTFOLIO --
                              PORTFOLIO --    SERVICE      INITIAL      SERVICE    PORTFOLIO --     SERVICE      INITIAL
                              INITIAL CLASS   CLASS 2       CLASS       CLASS 2    INITIAL CLASS    CLASS 2       CLASS
                              ------------- ------------ ------------ ------------ ------------- ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............ $100,507,375  135,774,508   23,159,263   14,615,710    9,642,225    29,276,857    59,930,584
Dividend receivable..........           --           --           --           --           --            --            --
Receivable for units sold....       92,424           --           --           --       28,049           467            --
                              ------------  -----------   ----------   ----------    ---------    ----------    ----------
       Total assets..........  100,599,799  135,774,508   23,159,263   14,615,710    9,670,274    29,277,324    59,930,584
                              ------------  -----------   ----------   ----------    ---------    ----------    ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       11,315       18,418        2,732        1,833        1,128         4,061         6,570
Payable for units
  withdrawn..................           --      140,432       44,017       10,329           --            --        19,627
                              ------------  -----------   ----------   ----------    ---------    ----------    ----------
       Total liabilities.....       11,315      158,850       46,749       12,162        1,128         4,061        26,197
                              ------------  -----------   ----------   ----------    ---------    ----------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  100,457,024  131,451,536   23,099,975   14,603,548    9,643,203    27,920,569    59,880,565
   Variable annuity
     contract owners in
     the annuitization
     period..................      131,460    4,164,122       12,539           --       25,943     1,352,694        23,822
                              ------------  -----------   ----------   ----------    ---------    ----------    ----------
       Net assets............ $100,588,484  135,615,658   23,112,514   14,603,548    9,669,146    29,273,263    59,904,387
                              ============  ===========   ==========   ==========    =========    ==========    ==========
Investments in
  securities at cost......... $105,742,138  135,398,523   20,606,566   12,942,319    7,600,518    27,403,714    49,321,121
                              ============  ===========   ==========   ==========    =========    ==========    ==========
Shares outstanding...........    5,040,490    6,920,209    1,587,338    1,018,516      442,304     1,355,410     1,425,222
                              ============  ===========   ==========   ==========    =========    ==========    ==========


                              ---------------------------------------
                                               VIP          VIP
                                  VIP         GROWTH     INVESTMENT
                                 GROWTH       STOCK      GRADE BOND
                              PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                SERVICE      SERVICE      SERVICE
                                CLASS 2      CLASS 2      CLASS 2
                              ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............  17,689,107   38,820,116  142,295,964
Dividend receivable..........          --           --           --
Receivable for units sold....       2,345           --      216,485
                               ----------   ----------  -----------
       Total assets..........  17,691,452   38,820,116  142,512,449
                               ----------   ----------  -----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       2,240        5,477       20,091
Payable for units
  withdrawn..................          --        6,983           --
                               ----------   ----------  -----------
       Total liabilities.....       2,240       12,460       20,091
                               ----------   ----------  -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  17,689,212   36,781,435  136,445,649
   Variable annuity
     contract owners in
     the annuitization
     period..................          --    2,026,221    6,046,709
                               ----------   ----------  -----------
       Net assets............  17,689,212   38,807,656  142,492,358
                               ==========   ==========  ===========
Investments in
  securities at cost.........  14,756,171   35,591,022  142,987,319
                               ==========   ==========  ===========
Shares outstanding...........     424,810    2,469,473   11,125,564
                               ==========   ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                              FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                              -------------------------------------------------------- ---------------


                                  VIP            VIP           VIP        VIP VALUE
                                MID CAP        MID CAP       OVERSEAS     STRATEGIES   FRANKLIN INCOME
                              PORTFOLIO --   PORTFOLIO --  PORTFOLIO --  PORTFOLIO --    SECURITIES
                                INITIAL        SERVICE       INITIAL       SERVICE         FUND --
                                 CLASS         CLASS 2        CLASS        CLASS 2     CLASS 2 SHARES
                              ------------   ------------  ------------  ------------  ---------------
ASSETS:
Investments at fair
  value (note 2b)............   $27,118      170,633,685    23,496,526    4,495,803      541,704,584
Dividend receivable..........        --               --            --           --               --
Receivable for units sold....        --               --            --           --               --
                                -------      -----------    ----------    ---------      -----------
       Total assets..........    27,118      170,633,685    23,496,526    4,495,803      541,704,584
                                -------      -----------    ----------    ---------      -----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         2           22,432         2,598          568           87,840
Payable for units
  withdrawn..................        --          179,996        15,929          765          855,754
                                -------      -----------    ----------    ---------      -----------
       Total liabilities.....         2          202,428        18,527        1,333          943,594
                                -------      -----------    ----------    ---------      -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    27,116      166,323,505    23,430,830    4,494,470      508,560,941
   Variable annuity
     contract owners in
     the annuitization
     period..................        --        4,107,752        47,169           --       32,200,049
                                -------      -----------    ----------    ---------      -----------
       Net assets............   $27,116      170,431,257    23,477,999    4,494,470      540,760,990
                                =======      ===========    ==========    =========      ===========
Investments in
  securities at cost.........   $23,746      166,091,331    24,443,100    3,934,598      539,368,698
                                =======      ===========    ==========    =========      ===========
Shares outstanding...........       888        5,691,584     1,460,319      402,129       35,945,891
                                =======      ===========    ==========    =========      ===========

                              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                              -------------------------------------------------------------------
                               FRANKLIN
                              LARGE CAP                                    TEMPLETON  TEMPLETON
                                GROWTH   FRANKLIN TEMPLETON                 FOREIGN    FOREIGN
                              SECURITIES    VIP FOUNDING    MUTUAL SHARES  SECURITIES SECURITIES
                               FUND --    FUNDS ALLOCATION    SECURITIES    FUND --    FUND --
                               CLASS 2        FUND --          FUND --      CLASS 1    CLASS 2
                                SHARES     CLASS 2 SHARES   CLASS 2 SHARES   SHARES     SHARES
                              ---------- ------------------ -------------- ---------- ----------
ASSETS:
Investments at fair
  value (note 2b)............  332,271      106,227,904       20,500,144   10,000,344 1,691,508
Dividend receivable..........       --               --               --           --        --
Receivable for units sold....       --               --               --           --        --
                               -------      -----------       ----------   ---------- ---------
       Total assets..........  332,271      106,227,904       20,500,144   10,000,344 1,691,508
                               -------      -----------       ----------   ---------- ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       40           16,502            2,591        1,191       248
Payable for units
  withdrawn..................       --           58,149          510,026        1,123     3,040
                               -------      -----------       ----------   ---------- ---------
       Total liabilities.....       40           74,651          512,617        2,314     3,288
                               -------      -----------       ----------   ---------- ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  332,231       94,125,991       19,875,101    9,998,030 1,422,395
   Variable annuity
     contract owners in
     the annuitization
     period..................       --       12,027,262          112,426           --   265,825
                               -------      -----------       ----------   ---------- ---------
       Net assets............  332,231      106,153,253       19,987,527    9,998,030 1,688,220
                               =======      ===========       ==========   ========== =========
Investments in
  securities at cost.........  326,889       98,949,835       17,973,819    9,564,695 1,636,223
                               =======      ===========       ==========   ========== =========
Shares outstanding...........   20,511       12,482,715        1,190,485      683,551   117,711
                               =======      ===========       ==========   ========== =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                FRANKLIN TEMPLETON
                                VARIABLE INSURANCE
                                  PRODUCTS TRUST
                                   (CONTINUED)                                      GE INVESTMENTS FUNDS, INC.
                              ---------------------- -----------------------------------------------------------------
                              TEMPLETON
                                GLOBAL    TEMPLETON
                                 BOND       GROWTH   CORE VALUE            INTERNATIONAL MID-CAP
                              SECURITIES  SECURITIES   EQUITY    INCOME       EQUITY     EQUITY
                               FUND --     FUND --    FUND --    FUND --      FUND --    FUND -- MONEY  PREMIER GROWTH
                               CLASS 1     CLASS 2    CLASS 1    CLASS 1      CLASS 1    CLASS 1 MARKET EQUITY FUND --
                                SHARES      SHARES     SHARES    SHARES       SHARES     SHARES   FUND  CLASS 1 SHARES
                              ----------- ---------- ---------- ---------- ------------- ------- ------ --------------
ASSETS:
Investments at fair
  value (note 2b)............ $12,384,002 13,182,264 13,565,230 38,072,418      --         --      --     30,796,195
Dividend receivable..........          --         --         --         --      --         --      --             --
Receivable for units sold....          --         --         --         --      --         --      --             --
                              ----------- ---------- ---------- ----------      --         --      --     ----------
       Total assets..........  12,384,002 13,182,264 13,565,230 38,072,418      --         --      --     30,796,195
                              ----------- ---------- ---------- ----------      --         --      --     ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       1,373      1,677      1,700      4,690      --         --      --          3,781
Payable for units
  withdrawn..................       8,991     96,781      9,043     13,291      --         --      --         34,545
                              ----------- ---------- ---------- ----------      --         --      --     ----------
       Total liabilities.....      10,364     98,458     10,743     17,981      --         --      --         38,326
                              ----------- ---------- ---------- ----------      --         --      --     ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  12,373,638 12,932,279 13,554,487 38,054,437      --         --      --     30,670,787
   Variable annuity
     contract owners in
     the annuitization
     period..................          --    151,527         --         --      --         --      --         87,082
                              ----------- ---------- ---------- ----------      --         --      --     ----------
       Net assets............ $12,373,638 13,083,806 13,554,487 38,054,437      --         --      --     30,757,869
                              =========== ========== ========== ==========      ==         ==      ==     ==========
Investments in
  securities at cost......... $11,026,622 12,846,024 12,632,399 37,769,750      --         --      --     24,502,088
                              =========== ========== ========== ==========      ==         ==      ==     ==========
Shares outstanding...........     619,200  1,101,275  1,402,816  3,251,274      --         --      --        358,137
                              =========== ========== ========== ==========      ==         ==      ==     ==========




                              ------------------------


                              REAL ESTATE
                              SECURITIES
                                FUND --
                                CLASS 1   S&P 500(R)
                                SHARES    INDEX FUND
                              ----------- -----------
ASSETS:
Investments at fair
  value (note 2b)............ 64,744,458  150,734,746
Dividend receivable..........         --           --
Receivable for units sold....         --           --
                              ----------  -----------
       Total assets.......... 64,744,458  150,734,746
                              ----------  -----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....      8,085       18,136
Payable for units
  withdrawn..................    355,540       30,576
                              ----------  -----------
       Total liabilities.....    363,625       48,712
                              ----------  -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period.................. 63,685,222  150,668,098
   Variable annuity
     contract owners in
     the annuitization
     period..................    695,611       17,936
                              ----------  -----------
       Net assets............ 64,380,833  150,686,034
                              ==========  ===========
Investments in
  securities at cost......... 55,705,449  129,090,381
                              ==========  ===========
Shares outstanding...........  4,879,010    5,960,251
                              ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                   GE INVESTMENTS FUNDS, INC. (CONTINUED)
                              ------------------------------------------------- -----------------


                                                                                GENWORTH GENWORTH
                               SMALL-CAP                                        CALAMOS  DAVIS NY
                                EQUITY    TOTAL RETURN TOTAL RETURN U.S. EQUITY  GROWTH  VENTURE
                                FUND --     FUND --      FUND --      FUND --   FUND --  FUND --
                                CLASS 1     CLASS 1      CLASS 3      CLASS 1   SERVICE  SERVICE
                                SHARES       SHARES       SHARES      SHARES     SHARES   SHARES
                              ----------- ------------ ------------ ----------- -------- --------
ASSETS:
Investments at fair
  value (note 2b)............ $36,828,747 995,537,146  997,850,291  25,838,703     --       --
Dividend receivable..........          --          --           --          --     --       --
Receivable for units sold....          --          --           --          --     --       --
                              ----------- -----------  -----------  ----------     --       --
       Total assets..........  36,828,747 995,537,146  997,850,291  25,838,703     --       --
                              ----------- -----------  -----------  ----------     --       --
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       4,581     134,384      157,874       3,189     --       --
Payable for units
  withdrawn..................      37,137     415,708      169,628      36,097     --       --
                              ----------- -----------  -----------  ----------     --       --
       Total liabilities.....      41,718     550,092      327,502      39,286     --       --
                              ----------- -----------  -----------  ----------     --       --
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  36,787,029 962,289,955  940,737,122  25,795,668     --       --
   Variable annuity
     contract owners in
     the annuitization
     period..................          --  32,697,099   56,785,667       3,749     --       --
                              ----------- -----------  -----------  ----------     --       --
       Net assets............ $36,787,029 994,987,054  997,522,789  25,799,417     --       --
                              =========== ===========  ===========  ==========     ==       ==
Investments in
  securities at cost......... $33,255,697 924,961,369  955,334,540  23,279,314     --       --
                              =========== ===========  ===========  ==========     ==       ==
Shares outstanding...........   2,754,581  57,379,663   57,679,208     735,307     --       --
                              =========== ===========  ===========  ==========     ==       ==

                              GENWORTH VARIABLE INSURANCE TRUST
                              --------------------------------------------------
                              GENWORTH                  GENWORTH     GENWORTH
                                EATON     GENWORTH       GOLDMAN    LEGG MASON
                                VANCE     ENHANCED        SACHS     CLEARBRIDGE
                              LARGE CAP INTERNATIONAL   ENHANCED    AGGRESSIVE
                                VALUE       INDEX       CORE BOND     GROWTH
                               FUND --     FUND --    INDEX FUND --   FUND --
                               SERVICE     SERVICE       SERVICE      SERVICE
                               SHARES      SHARES        SHARES       SHARES
                              --------- ------------- ------------- -----------
ASSETS:
Investments at fair
  value (note 2b)............    --          --            --           --
Dividend receivable..........    --          --            --           --
Receivable for units sold....    --          --            --           --
                                 --          --            --           --
       Total assets..........    --          --            --           --
                                 --          --            --           --
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....    --          --            --           --
Payable for units
  withdrawn..................    --          --            --           --
                                 --          --            --           --
       Total liabilities.....    --          --            --           --
                                 --          --            --           --
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    --          --            --           --
   Variable annuity
     contract owners in
     the annuitization
     period..................    --          --            --           --
                                 --          --            --           --
       Net assets............    --          --            --           --
                                 ==          ==            ==           ==
Investments in
  securities at cost.........    --          --            --           --
                                 ==          ==            ==           ==
Shares outstanding...........    --          --            --           --
                                 ==          ==            ==           ==

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                GENWORTH VARIABLE
                                 INSURANCE TRUST            GOLDMAN SACHS VARIABLE
                                   (CONTINUED)                  INSURANCE TRUST
                              --------------------- --------------------------------------- ------------
                                          GENWORTH     GOLDMAN
                               GENWORTH  PYRAMIS(R)     SACHS                                 JPMORGAN
                                PIMCO    SMALL/MID    LARGE CAP    GOLDMAN      GOLDMAN      INSURANCE
                              STOCKSPLUS  CAP CORE      VALUE       SACHS     SACHS MONEY      TRUST
                               FUND --    FUND --      FUND --     MID CAP   MARKET FUND --  CORE BOND
                               SERVICE    SERVICE   INSTITUTIONAL   VALUE       SERVICE     PORTFOLIO --
                                SHARES     SHARES      SHARES       FUND         SHARES       CLASS 1
                              ---------- ---------- ------------- ---------- -------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............    $--         --       9,407,488   53,861,384  204,208,461    4,551,103
Dividend receivable..........     --         --              --           --        1,044           --
Receivable for units sold....     --         --           1,696           --           --        2,591
                                 ---         --       ---------   ----------  -----------    ---------
       Total assets..........     --         --       9,409,184   53,861,384  204,209,505    4,553,694
                                 ---         --       ---------   ----------  -----------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....     --         --           1,114        6,454       26,194          661
Payable for units
  withdrawn..................     --         --              --      119,421    2,574,326           --
                                 ---         --       ---------   ----------  -----------    ---------
       Total liabilities.....     --         --           1,114      125,875    2,600,520          661
                                 ---         --       ---------   ----------  -----------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................     --         --       9,408,070   53,685,236  201,540,052    3,883,218
   Variable annuity
     contract owners in
     the annuitization
     period..................     --         --              --       50,273       68,933      669,815
                                 ---         --       ---------   ----------  -----------    ---------
       Net assets............    $--         --       9,408,070   53,735,509  201,608,985    4,553,033
                                 ===         ==       =========   ==========  ===========    =========
Investments in
  securities at cost.........    $--         --       9,293,912   47,507,714  204,208,461    4,292,897
                                 ===         ==       =========   ==========  ===========    =========
Shares outstanding...........     --         --         874,302    3,513,463  204,208,461      386,342
                                 ===         ==       =========   ==========  ===========    =========


                                      JPMORGAN INSURANCE TRUST
                              -----------------------------------------------------
                                             JPMORGAN      JPMORGAN     JPMORGAN
                                JPMORGAN     INSURANCE    INSURANCE    INSURANCE
                               INSURANCE       TRUST        TRUST        TRUST
                                 TRUST     INTERNATIONAL   INTREPID     INTREPID
                              EQUITY INDEX    EQUITY        GROWTH      MID CAP
                              PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                                CLASS 1       CLASS 1      CLASS 1      CLASS 1
                              ------------ ------------- ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............  1,581,169      83,095       671,905      507,245
Dividend receivable..........         --          --            --           --
Receivable for units sold....        394          --           874           --
                               ---------      ------       -------      -------
       Total assets..........  1,581,563      83,095       672,779      507,245
                               ---------      ------       -------      -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        243          13           104           79
Payable for units
  withdrawn..................         --           2            --          191
                               ---------      ------       -------      -------
       Total liabilities.....        243          15           104          270
                               ---------      ------       -------      -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  1,244,535      83,080       523,516      394,072
   Variable annuity
     contract owners in
     the annuitization
     period..................    336,785          --       149,159      112,903
                               ---------      ------       -------      -------
       Net assets............  1,581,320      83,080       672,675      506,975
                               =========      ======       =======      =======
Investments in
  securities at cost.........  1,304,624      68,822       569,837      420,591
                               =========      ======       =======      =======
Shares outstanding...........    127,514       7,899        38,176       28,854
                               =========      ======       =======      =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                     JPMORGAN INSURANCE TRUST (CONTINUED)
                              --------------------------------------------------- --------------------------
                                JPMORGAN     JPMORGAN     JPMORGAN
                               INSURANCE    INSURANCE    INSURANCE     JPMORGAN
                                 TRUST        TRUST        TRUST      INSURANCE
                                MID CAP      MID CAP     SMALL CAP    TRUST U.S.    BALANCED      BALANCED
                                 GROWTH       VALUE         CORE        EQUITY    PORTFOLIO --  PORTFOLIO --
                              PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL   SERVICE
                                CLASS 1      CLASS 1      CLASS 1      CLASS 1       SHARES        SHARES
                              ------------ ------------ ------------ ------------ ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............   $498,050     103,926       47,324     1,501,218    97,327,719   129,596,565
Dividend receivable..........         --          --           --            --            --            --
Receivable for units sold....         68          --           --           302            --            --
                                --------     -------       ------     ---------    ----------   -----------
       Total assets..........    498,118     103,926       47,324     1,501,520    97,327,719   129,596,565
                                --------     -------       ------     ---------    ----------   -----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         78          15            6           234        11,388        18,863
Payable for units
  withdrawn..................         --           1           --            --        60,279        71,426
                                --------     -------       ------     ---------    ----------   -----------
       Total liabilities.....         78          16            6           234        71,667        90,289
                                --------     -------       ------     ---------    ----------   -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    385,158     103,910       47,318     1,163,635    97,195,268   124,025,902
   Variable annuity
     contract owners in
     the annuitization
     period..................    112,882          --           --       337,651        60,784     5,480,374
                                --------     -------       ------     ---------    ----------   -----------
       Net assets............   $498,040     103,910       47,318     1,501,286    97,256,052   129,506,276
                                ========     =======       ======     =========    ==========   ===========
Investments in
  securities at cost.........   $400,372      72,194       36,459     1,245,396    90,014,123   123,151,451
                                ========     =======       ======     =========    ==========   ===========
Shares outstanding...........     27,350      12,720        2,785        85,103     3,582,176     4,560,048
                                ========     =======       ======     =========    ==========   ===========

                                   JANUS ASPEN SERIES
                              -------------------------------------------------------


                                                           FLEXIBLE
                               ENTERPRISE    ENTERPRISE      BOND          FORTY
                              PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                              INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL
                                 SHARES        SHARES       SHARES        SHARES
                              ------------- ------------ ------------- -------------
ASSETS:
Investments at fair
  value (note 2b)............  49,317,543    4,422,786    21,711,068    41,392,712
Dividend receivable..........          --           --            --            --
Receivable for units sold....          --           --        13,134            --
                               ----------    ---------    ----------    ----------
       Total assets..........  49,317,543    4,422,786    21,724,202    41,392,712
                               ----------    ---------    ----------    ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       5,735          552         2,547         4,918
Payable for units
  withdrawn..................       8,792        9,914            --         7,575
                               ----------    ---------    ----------    ----------
       Total liabilities.....      14,527       10,466         2,547        12,493
                               ----------    ---------    ----------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  49,247,570    4,412,320    21,721,655    41,184,138
   Variable annuity
     contract owners in
     the annuitization
     period..................      55,446           --            --       196,081
                               ----------    ---------    ----------    ----------
       Net assets............  49,303,016    4,412,320    21,721,655    41,380,219
                               ==========    =========    ==========    ==========
Investments in
  securities at cost.........  34,568,711    3,124,818    21,303,100    29,602,677
                               ==========    =========    ==========    ==========
Shares outstanding...........   1,101,576      102,427     1,723,101     1,010,811
                               ==========    =========    ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


                                                                     JANUS ASPEN SERIES (CONTINUED)
                              -----------------------------------------------------------------------------------------------



                                                GLOBAL
                                              TECHNOLOGY      JANUS        JANUS       OVERSEAS      OVERSEAS     WORLDWIDE
                                  FORTY      PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                               PORTFOLIO --    SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL
                              SERVICE SHARES    SHARES       SHARES        SHARES       SHARES        SHARES       SHARES
                              -------------- ------------ ------------- ------------ ------------- ------------ -------------
ASSETS:
Investments at fair
  value (note 2b)............  $52,732,573    5,799,747    49,985,070    3,889,349    50,352,045    6,305,042    51,866,239
Dividend receivable..........           --           --            --           --            --           --            --
Receivable for units sold....           --           --            --           --            --           --         7,052
                               -----------    ---------    ----------    ---------    ----------    ---------    ----------
       Total assets..........   52,732,573    5,799,747    49,985,070    3,889,349    50,352,045    6,305,042    51,873,291
                               -----------    ---------    ----------    ---------    ----------    ---------    ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        7,195          684         5,715          488         5,890          786         5,881
Payable for units
  withdrawn..................       35,193          436        35,108       49,542        31,745       12,549            --
                               -----------    ---------    ----------    ---------    ----------    ---------    ----------
       Total liabilities.....       42,388        1,120        40,823       50,030        37,635       13,335         5,881
                               -----------    ---------    ----------    ---------    ----------    ---------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   50,655,258    5,798,627    49,928,052    3,839,319    50,253,563    6,291,707    51,820,262
   Variable annuity
     contract owners in
     the annuitization
     period..................    2,034,927           --        16,195           --        60,847           --        47,148
                               -----------    ---------    ----------    ---------    ----------    ---------    ----------
       Net assets............  $52,690,185    5,798,627    49,944,247    3,839,319    50,314,410    6,291,707    51,867,410
                               ===========    =========    ==========    =========    ==========    =========    ==========
Investments in
  securities at cost.........  $43,399,368    4,447,096    40,760,781    3,009,615    53,878,615    5,087,270    49,960,256
                               ===========    =========    ==========    =========    ==========    =========    ==========
Shares outstanding...........    1,309,150      941,517     1,889,795      148,846     1,326,450      170,268     1,687,256
                               ===========    =========    ==========    =========    ==========    =========    ==========

                                              LEGG MASON PARTNERS
                                             VARIABLE EQUITY TRUST
                              --------------------------------------
                                                         LEGG MASON
                                            LEGG MASON  CLEARBRIDGE
                                           CLEARBRIDGE    VARIABLE
                                             VARIABLE      EQUITY
                               WORLDWIDE    AGGRESSIVE     INCOME
                              PORTFOLIO --    GROWTH      BUILDER
                                SERVICE    PORTFOLIO -- PORTFOLIO --
                                 SHARES      CLASS II     CLASS I
                              ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............  4,578,859    4,806,508    6,014,446
Dividend receivable..........         --           --           --
Receivable for units sold....         --           --          431
                               ---------    ---------    ---------
       Total assets..........  4,578,859    4,806,508    6,014,877
                               ---------    ---------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        576          616          722
Payable for units
  withdrawn..................      2,370          496           --
                               ---------    ---------    ---------
       Total liabilities.....      2,946        1,112          722
                               ---------    ---------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  4,575,913    4,805,396    6,014,155
   Variable annuity
     contract owners in
     the annuitization
     period..................         --           --           --
                               ---------    ---------    ---------
       Net assets............  4,575,913    4,805,396    6,014,155
                               =========    =========    =========
Investments in
  securities at cost.........  4,154,823    3,935,263    6,027,237
                               =========    =========    =========
Shares outstanding...........    151,018      255,122      518,934
                               =========    =========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                                                  LEGG MASON
                                                                   PARTNERS
                                                                   VARIABLE
                                   LEGG MASON PARTNERS              INCOME
                            VARIABLE EQUITY TRUST (CONTINUED)       TRUST
                          -------------------------------------- ------------ ----------------
                           LEGG MASON   LEGG MASON
                          CLEARBRIDGE  CLEARBRIDGE   LEGG MASON    WESTERN
                            VARIABLE     VARIABLE   CLEARBRIDGE     ASSET
                             EQUITY    FUNDAMENTAL    VARIABLE     VARIABLE   MFS(R) INVESTORS
                             INCOME      ALL CAP     LARGE CAP    STRATEGIC     GROWTH STOCK
                            BUILDER       VALUE        VALUE         BOND        SERIES --
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  SERVICE CLASS
                            CLASS II     CLASS I      CLASS I      CLASS I         SHARES
                          ------------ ------------ ------------ ------------ ----------------
ASSETS:
Investments at fair
 value (note 2b).........  $7,187,746   6,254,918    10,199,275   14,577,684     8,668,139
Dividend receivable......          --          --            --           --            --
Receivable for units sold          --          --            --          174         4,069
                           ----------   ---------    ----------   ----------     ---------
    Total assets.........   7,187,746   6,254,918    10,199,275   14,577,858     8,672,208
                           ----------   ---------    ----------   ----------     ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       1,158         806         1,208        1,733         1,098
Payable for units
 withdrawn...............       6,061       2,825           902           --            --
                           ----------   ---------    ----------   ----------     ---------
    Total liabilities....       7,219       3,631         2,110        1,733         1,098
                           ----------   ---------    ----------   ----------     ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   6,830,457   6,251,287    10,180,485   14,576,125     8,671,110
 Variable annuity
   contract owners in
   the annuitization
   period................     350,070          --        16,680           --            --
                           ----------   ---------    ----------   ----------     ---------
    Net assets...........  $7,180,527   6,251,287    10,197,165   14,576,125     8,671,110
                           ==========   =========    ==========   ==========     =========
Investments in
 securities at cost......  $7,153,843   6,267,381     8,725,171   13,847,123     6,812,901
                           ==========   =========    ==========   ==========     =========
Shares outstanding.......     618,035     304,080       661,861    1,408,472       726,583
                           ==========   =========    ==========   ==========     =========




                                          MFS(R) VARIABLE INSURANCE TRUST
                          -------------------------------------------------------------------------------



                          MFS(R) INVESTORS  MFS(R) NEW   MFS(R) STRATEGIC MFS(R) TOTAL
                               TRUST         DISCOVERY        INCOME         RETURN     MFS(R) UTILITIES
                             SERIES --       SERIES --      SERIES --       SERIES --      SERIES --
                           SERVICE CLASS   SERVICE CLASS  SERVICE CLASS   SERVICE CLASS  SERVICE CLASS
                               SHARES         SHARES          SHARES         SHARES          SHARES
                          ---------------- ------------- ---------------- ------------- ----------------
ASSETS:
Investments at fair
 value (note 2b).........    7,265,696      21,104,794        72,647       60,575,391      26,150,899
Dividend receivable......           --              --            --               --              --
Receivable for units sold           --              --            --               --              --
                             ---------      ----------        ------       ----------      ----------
    Total assets.........    7,265,696      21,104,794        72,647       60,575,391      26,150,899
                             ---------      ----------        ------       ----------      ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..          915           2,604             9            9,436           3,297
Payable for units
 withdrawn...............          121           2,601            --            3,612           9,520
                             ---------      ----------        ------       ----------      ----------
    Total liabilities....        1,036           5,205             9           13,048          12,817
                             ---------      ----------        ------       ----------      ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    7,264,660      21,099,589        72,638       58,023,954      26,138,082
 Variable annuity
   contract owners in
   the annuitization
   period................           --              --            --        2,538,389              --
                             ---------      ----------        ------       ----------      ----------
    Net assets...........    7,264,660      21,099,589        72,638       60,562,343      26,138,082
                             =========      ==========        ======       ==========      ==========
Investments in
 securities at cost......    5,543,263      20,527,703        66,103       56,663,822      23,489,130
                             =========      ==========        ======       ==========      ==========
Shares outstanding.......      318,951       1,406,049         7,046        3,059,363         958,259
                             =========      ==========        ======       ==========      ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                                                      OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          -------------------------------------------------------------------------------------------------
                                                                                                    OPPENHEIMER
                                                  OPPENHEIMER  OPPENHEIMER              OPPENHEIMER   GLOBAL
                          OPPENHEIMER OPPENHEIMER   CAPITAL      CAPITAL    OPPENHEIMER   GLOBAL     STRATEGIC  OPPENHEIMER
                           BALANCED    BALANCED   APPRECIATION APPRECIATION  CORE BOND  SECURITIES    INCOME    HIGH INCOME
                          FUND/VA --  FUND/VA --   FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --
                          NON-SERVICE   SERVICE   NON-SERVICE    SERVICE    NON-SERVICE   SERVICE   NON-SERVICE NON-SERVICE
                            SHARES      SHARES       SHARES       SHARES      SHARES      SHARES      SHARES      SHARES
                          ----------- ----------- ------------ ------------ ----------- ----------- ----------- -----------
ASSETS:
Investments at fair
 value (note 2b)......... $14,990,288 30,644,185   34,465,618   6,169,301   17,199,747  87,912,782   7,194,671      --
Dividend receivable......          --         --           --          --           --          --          --      --
Receivable for units sold      46,823     90,487           --          --           --          --          --      --
                          ----------- ----------   ----------   ---------   ----------  ----------   ---------      --
    Total assets.........  15,037,111 30,734,672   34,465,618   6,169,301   17,199,747  87,912,782   7,194,671      --
                          ----------- ----------   ----------   ---------   ----------  ----------   ---------      --
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       1,681      4,845        3,910         765        2,027      11,665         840      --
Payable for units
 withdrawn...............          --         --       19,667      44,564        4,929     142,274         152      --
                          ----------- ----------   ----------   ---------   ----------  ----------   ---------      --
    Total liabilities....       1,681      4,845       23,577      45,329        6,956     153,939         992      --
                          ----------- ----------   ----------   ---------   ----------  ----------   ---------      --
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  15,035,430 29,200,771   34,423,056   6,123,972   17,187,216  85,715,074   7,168,867      --
 Variable annuity
   contract owners in
   the annuitization
   period................          --  1,529,056       18,985          --        5,575   2,043,769      24,812      --
                          ----------- ----------   ----------   ---------   ----------  ----------   ---------      --
    Net assets........... $15,035,430 30,729,827   34,442,041   6,123,972   17,192,791  87,758,843   7,193,679      --
                          =========== ==========   ==========   =========   ==========  ==========   =========      ==
Investments in
 securities at cost...... $16,724,314 31,362,724   27,793,446   5,109,625   18,375,010  70,639,547   7,068,550      --
                          =========== ==========   ==========   =========   ==========  ==========   =========      ==
Shares outstanding.......   1,197,307  2,477,299      764,883     138,139    2,082,294   2,725,978   1,268,901      --
                          =========== ==========   ==========   =========   ==========  ==========   =========      ==

                          --------------------------
                                       OPPENHEIMER
                                       MAIN STREET
                          OPPENHEIMER   SMALL- &
                          MAIN STREET    MID-CAP
                          FUND/VA --  FUND(R)/VA --
                            SERVICE      SERVICE
                            SHARES       SHARES
                          ----------- -------------
ASSETS:
Investments at fair
 value (note 2b)......... 103,276,418  96,093,214
Dividend receivable......          --          --
Receivable for units sold          --          --
                          -----------  ----------
    Total assets......... 103,276,418  96,093,214
                          -----------  ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..      14,197      13,312
Payable for units
 withdrawn...............      83,571     234,217
                          -----------  ----------
    Total liabilities....      97,768     247,529
                          -----------  ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  99,116,460  91,501,848
 Variable annuity
   contract owners in
   the annuitization
   period................   4,062,190   4,343,837
                          -----------  ----------
    Net assets........... 103,178,650  95,845,685
                          ===========  ==========
Investments in
 securities at cost......  77,214,848  73,201,634
                          ===========  ==========
Shares outstanding.......   4,342,995   4,814,289
                          ===========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


                                 OPPENHEIMER VARIABLE
                               ACCOUNT FUNDS (CONTINUED)
                              --------------------------- ----------------------------
                                                                         FOREIGN BOND
                               OPPENHEIMER   OPPENHEIMER                  PORTFOLIO
                              SMALL- & MID- SMALL- & MID-                (U.S. DOLLAR
                               CAP GROWTH    CAP GROWTH     ALL ASSET     HEDGED) --
                               FUND/VA --    FUND/VA --   PORTFOLIO --  ADMINISTRATIVE
                               NON-SERVICE     SERVICE    ADVISOR CLASS     CLASS
                                 SHARES        SHARES        SHARES         SHARES
                              ------------- ------------- ------------- --------------
ASSETS:
Investments at fair
  value (note 2b)............  $26,762,228    3,033,160    27,001,432     4,647,637
Dividend receivable..........           --           --            --         8,068
Receivable for units sold....           --          247        16,787            --
                               -----------    ---------    ----------     ---------
       Total assets..........   26,762,228    3,033,407    27,018,219     4,655,705
                               -----------    ---------    ----------     ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        2,960          375         3,485           595
                               -----------    ---------    ----------     ---------
Payable for units
  withdrawn..................       56,598           --            --        38,181
                               -----------    ---------    ----------     ---------
       Total liabilities.....       59,558          375         3,485        38,776
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   26,658,809    3,033,032    27,014,734     4,616,929
   Variable annuity
     contract owners in
     the annuitization
     period..................       43,861           --            --            --
                               -----------    ---------    ----------     ---------
       Net assets............  $26,702,670    3,033,032    27,014,734     4,616,929
                               ===========    =========    ==========     =========
Investments in
  securities at cost.........  $22,733,905    2,745,452    26,421,222     4,405,406
                               ===========    =========    ==========     =========
Shares outstanding...........      488,362       56,961     2,352,041       430,337
                               ===========    =========    ==========     =========

                                                                                             RYDEX
                                                                                           VARIABLE    THE ALGER
                               PIMCO VARIABLE INSURANCE TRUST                                TRUST     PORTFOLIOS
                              ----------------------------------------------------------------------- ------------
                                               LONG-TERM
                                                  U.S.
                                HIGH YIELD     GOVERNMENT    LOW DURATION   TOTAL RETURN              ALGER LARGE
                               PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --               CAP GROWTH
                              ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE             PORTFOLIO --
                                  CLASS          CLASS          CLASS          CLASS       NASDAQ --   CLASS I-2
                                  SHARES         SHARES         SHARES         SHARES     100(R) FUND    SHARES
                              -------------- -------------- -------------- -------------- ----------- ------------
ASSETS:
Investments at fair
  value (note 2b)............   88,082,445     34,344,757    213,400,800    400,090,580    4,279,281   30,105,950
Dividend receivable..........      413,098         55,703        342,217        688,735           --           --
Receivable for units sold....           --          5,332        742,561      1,878,559        2,330           --
                                ----------     ----------    -----------    -----------    ---------   ----------
       Total assets..........   88,495,543     34,405,792    214,485,578    402,657,874    4,281,611   30,105,950
                                ----------     ----------    -----------    -----------    ---------   ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       11,701          4,447         30,117         52,568          527        3,531
                                ----------     ----------    -----------    -----------    ---------   ----------
Payable for units
  withdrawn..................      575,370             --             --             --           --        2,284
                                ----------     ----------    -----------    -----------    ---------   ----------
       Total liabilities.....      587,071          4,447         30,117         52,568          527        5,815
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   86,483,277     34,393,676    205,910,623    396,541,906    4,281,084   30,051,878
   Variable annuity
     contract owners in
     the annuitization
     period..................    1,425,195          7,669      8,544,838      6,063,400           --       48,257
                                ----------     ----------    -----------    -----------    ---------   ----------
       Net assets............   87,908,472     34,401,345    214,455,461    402,605,306    4,281,084   30,100,135
                                ==========     ==========    ===========    ===========    =========   ==========
Investments in
  securities at cost.........   80,562,746     33,943,071    204,805,923    383,274,183    3,626,826   26,161,344
                                ==========     ==========    ===========    ===========    =========   ==========
Shares outstanding...........   10,928,343      2,780,952     19,795,993     34,639,877      189,684      643,015
                                ==========     ==========    ===========    ===========    =========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                               THE ALGER                                                                           WELLS FARGO
                               PORTFOLIOS                                                                           VARIABLE
                              (CONTINUED)                        THE PRUDENTIAL SERIES FUND                           TRUST
                              ------------ ----------------------------------------------------------------------- -----------
                                             JENNISON                                                              WELLS FARGO
                              ALGER SMALL     20/20                    NATURAL                      SP PRUDENTIAL   ADVANTAGE
                               CAP GROWTH     FOCUS       JENNISON    RESOURCES   SP INTERNATIONAL  U.S. EMERGING   VT OMEGA
                              PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --      GROWTH          GROWTH        GROWTH
                               CLASS I-2     CLASS II     CLASS II     CLASS II     PORTFOLIO --    PORTFOLIO --     FUND --
                                 SHARES       SHARES       SHARES       SHARES    CLASS II SHARES  CLASS II SHARES   CLASS 2
                              ------------ ------------ ------------ ------------ ---------------- --------------- -----------
ASSETS:
Investments at fair
  value (note 2b)............ $27,101,039   8,450,656    2,481,133    31,716,569       13,595          26,984       2,388,515
Dividend receivable..........          --          --           --            --           --              --              --
Receivable for units sold....          --         225           --            --           --              --              --
                              -----------   ---------    ---------    ----------       ------          ------       ---------
       Total assets..........  27,101,039   8,450,881    2,481,133    31,716,569       13,595          26,984       2,388,515
                              -----------   ---------    ---------    ----------       ------          ------       ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       3,158       1,051          327         4,126            2               3             293
Payable for units
  withdrawn..................       6,059          --          258        42,926           --              --           4,082
                              -----------   ---------    ---------    ----------       ------          ------       ---------
       Total liabilities.....       9,217       1,051          585        47,052            2               3           4,375
                              -----------   ---------    ---------    ----------       ------          ------       ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  27,024,566   8,449,830    2,466,705    30,987,764       13,593          26,981       2,384,140
   Variable annuity
     contract owners in
     the annuitization
     period..................      67,256          --       13,843       681,753           --              --              --
                              -----------   ---------    ---------    ----------       ------          ------       ---------
       Net assets............ $27,091,822   8,449,830    2,480,548    31,669,517       13,593          26,981       2,384,140
                              ===========   =========    =========    ==========       ======          ======       =========
Investments in
  securities at cost......... $25,002,283   7,474,997    2,072,051    36,022,096       18,249          21,245       2,183,019
                              ===========   =========    =========    ==========       ======          ======       =========
Shares outstanding...........     975,559     542,752       93,663       946,481        2,594           3,323          95,046
                              ===========   =========    =========    ==========       ======          ======       =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations


                                       -------------------------

                                       INVESCO V.I. INVESCO V.I.
                                         CAPITAL      CAPITAL
                                       APPRECIATION DEVELOPMENT
                                         FUND --      FUND --
                          CONSOLIDATED   SERIES I     SERIES I
                             TOTAL        SHARES       SHARES
                          ------------ ------------ ------------
                                              PERIOD FROM
                                             JANUARY 1 TO
                                            APRIL 27, 2012
                                       ------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $158,241,665         --        --
   Mortality and
     expense risk and
     administrative
     charges (note 4a)...  136,998,657     45,997        18
                          ------------  ---------       ---
Net investment income
  (expense)..............   21,243,008    (45,997)      (18)
                          ------------  ---------       ---
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  116,987,323    850,022       (71)
   Change in unrealized
     appreciation
     (depreciation)......  605,062,638    440,029       990
   Capital gain
     distributions.......   94,753,233         --        --
                          ------------  ---------       ---
Net realized and
  unrealized gain (loss)
  on investments.........  816,803,194  1,290,051       919
                          ------------  ---------       ---
Increase (decrease) in
  net assets from
  operations............. $838,046,202  1,244,054       901
                          ============  =========       ===

                           AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                          ------------------------------------------------------------------------------------------
                                                                                                         INVESCO VAN
                          INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.                            KAMPEN V.I.
                              CORE     GLOBAL REAL   GOVERNMENT  INTERNATIONAL INVESCO V.I. INVESCO V.I.  AMERICAN
                             EQUITY       ESTATE     SECURITIES     GROWTH      TECHNOLOGY   UTILITIES    FRANCHISE
                            FUND --      FUND --      FUND --       FUND --      FUND --      FUND --      FUND --
                            SERIES I    SERIES II     SERIES I     SERIES II     SERIES I     SERIES I    SERIES I
                             SHARES       SHARES       SHARES       SHARES        SHARES       SHARES      SHARES
                          ------------ ------------ ------------ ------------- ------------ ------------ -----------


                                                         YEAR ENDED DECEMBER 31, 2012
                          -----------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     99,789         935         110         735,904          --        111             --
   Mortality and
     expense risk and
     administrative
     charges (note 4a)...    167,145       4,067          29         992,149          60         26         81,305
                           ---------      ------        ----       ---------      ------        ---       --------
Net investment income
  (expense)..............    (67,356)     (3,132)         81        (256,245)        (60)        85        (81,305)
                           ---------      ------        ----       ---------      ------        ---       --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    309,286       5,242         164         915,233       3,245        (22)       (90,449)
   Change in unrealized
     appreciation
     (depreciation)......  1,004,030      48,763        (198)      5,913,095      (1,972)       (96)      (176,635)
   Capital gain
     distributions.......         --          --          --              --          --        127             --
                           ---------      ------        ----       ---------      ------        ---       --------
Net realized and
  unrealized gain (loss)
  on investments.........  1,313,316      54,005         (34)      6,828,328       1,273          9       (267,084)
                           ---------      ------        ----       ---------      ------        ---       --------
Increase (decrease) in
  net assets from
  operations.............  1,245,960      50,873          47       6,572,083       1,213         94       (348,389)
                           =========      ======        ====       =========      ======        ===       ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           AIM VARIABLE INSURANCE FUNDS
                                  (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                          -------------------------------------------------------------  -----------------
                          INVESCO VAN             INVESCO VAN INVESCO VAN   INVESCO VAN
                          KAMPEN V.I. INVESCO VAN KAMPEN V.I. KAMPEN V.I.   KAMPEN V.I.
                           AMERICAN   KAMPEN V.I. EQUITY AND    MID CAP        VALUE     ALLIANCEBERNSTEIN
                           FRANCHISE   COMSTOCK     INCOME       GROWTH    OPPORTUNITIES  BALANCED WEALTH
                            FUND --     FUND --     FUND --     FUND --       FUND --        STRATEGY
                           SERIES II   SERIES II   SERIES II    SERIES I     SERIES II     PORTFOLIO --
                            SHARES      SHARES      SHARES       SHARES       SHARES          CLASS B
                          ----------- ----------- ----------- ------------ ------------- -----------------
                                                              PERIOD FROM
                                                              APRIL 27 TO
                                                              DECEMBER 31,
                             YEAR ENDED DECEMBER 31, 2012         2012
                          ----------------------------------  ------------ -------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............  $     --      521,766     255,414        --          93,767         390,784
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....    91,143      590,388     279,199        20         129,818         370,148
                           --------    ---------   ---------      ----       ---------       ---------
Net investment income
 (expense)...............   (91,143)     (68,622)    (23,785)      (20)        (36,051)         20,636
                           --------    ---------   ---------      ----       ---------       ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   241,907      875,206     336,674      (432)       (399,128)        224,303
 Change in unrealized
   appreciation
   (depreciation)........   512,301    5,182,036   1,048,343        61       1,654,286       1,948,455
 Capital gain
   distributions.........        --           --          --         1              --              --
                           --------    ---------   ---------      ----       ---------       ---------
Net realized and
 unrealized gain (loss)
 on investments..........   754,208    6,057,242   1,385,017      (370)      1,255,158       2,172,758
                           --------    ---------   ---------      ----       ---------       ---------
Increase (decrease) in
 net assets from
 operations..............  $663,065    5,988,620   1,361,232      (390)      1,219,107       2,193,394
                           ========    =========   =========      ====       =========       =========

                           ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          -----------------------------------------------------------------------


                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                           GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP
                               GROWTH            INCOME             VALUE            GROWTH
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- ----------------- -----------------



                                YEAR ENDED DECEMBER 31, 2012
                          -----------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............           --            685,172         1,131,763             3,604
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....       52,765            804,302         1,408,221           187,057
                               -------          ---------        ----------         ---------
Net investment income
 (expense)...............      (52,765)          (119,130)         (276,458)         (183,453)
                               -------          ---------        ----------         ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      (14,536)           239,723        (2,704,887)          548,073
 Change in unrealized
   appreciation
   (depreciation)........      473,794          7,441,339        11,587,034         1,299,092
 Capital gain
   distributions.........           --                 --                --                --
                               -------          ---------        ----------         ---------
Net realized and
 unrealized gain (loss)
 on investments..........      459,258          7,681,062         8,882,147         1,847,165
                               -------          ---------        ----------         ---------
Increase (decrease) in
 net assets from
 operations..............      406,493          7,561,932         8,605,689         1,663,712
                               =======          =========        ==========         =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          ALLIANCEBERNSTEIN    AMERICAN
                              VARIABLE         CENTURY
                           PRODUCTS SERIES     VARIABLE
                             FUND, INC.     PORTFOLIOS II,
                             (CONTINUED)         INC.
                          ----------------- --------------

                          ALLIANCEBERNSTEIN
                              SMALL CAP      VP INFLATION
                               GROWTH         PROTECTION
                            PORTFOLIO --       FUND --
                               CLASS B         CLASS II
                          ----------------- --------------

                          --------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $       --       2,081,126
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       246,232       1,501,583
                             ----------       ---------
Net investment income
  (expense)..............      (246,232)        579,543
                             ----------       ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     2,798,050       2,380,255
   Change in unrealized
     appreciation
     (depreciation)......      (522,647)       (299,045)
   Capital gain
     distributions.......       686,270       2,081,399
                             ----------       ---------
Net realized and
  unrealized gain (loss)
  on investments.........     2,961,673       4,162,609
                             ----------       ---------
Increase (decrease) in
  net assets from
  operations.............    $2,715,441       4,742,152
                             ==========       =========




                           AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.         BLACKROCK VARIABLE SERIES FUNDS, INC.
                          -------------------------------------------  ---------------------------------------------------
                                                                       BLACKROCK     BLACKROCK     BLACKROCK    BLACKROCK
                                                                         BASIC        GLOBAL       LARGE CAP      VALUE
                          VP INCOME      VP                            VALUE V.I. ALLOCATION V.I. GROWTH V.I. OPPORTUNITIES
                          & GROWTH  INTERNATIONAL VP ULTRA(R) VP VALUE  FUND --       FUND --       FUND --   V.I. FUND --
                           FUND --     FUND --      FUND --   FUND --  CLASS III     CLASS III     CLASS III    CLASS III
                           CLASS I     CLASS I      CLASS I   CLASS I    SHARES       SHARES        SHARES       SHARES
                          --------- ------------- ----------- -------- ---------- --------------- ----------- -------------
                                             YEAR ENDED DECEMBER 31, 2012
                          -------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   1,660        9,100          --      1,737    176,030     6,298,605       38,577        39,302
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   1,329       18,933       1,021      1,333    198,747     8,331,645       52,385       162,434
                            -----      -------      ------     ------  ---------    ----------      -------     ---------
Net investment income
  (expense)..............     331       (9,833)     (1,021)       404    (22,717)   (2,033,040)     (13,808)     (123,132)
                            -----      -------      ------     ------  ---------    ----------      -------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   2,938         (924)      1,853     (2,546)   122,592     2,934,549      131,963       163,271
   Change in unrealized
     appreciation
     (depreciation)......   5,370      198,293       5,612     13,561  1,333,986    31,917,036       47,473     1,113,518
   Capital gain
     distributions.......      --           --          --         --         --     1,420,178      237,597            --
                            -----      -------      ------     ------  ---------    ----------      -------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........   8,308      197,369       7,465     11,015  1,456,578    36,271,763      417,033     1,276,789
                            -----      -------      ------     ------  ---------    ----------      -------     ---------
Increase (decrease) in
  net assets from
  operations.............   8,639      187,536       6,444     11,419  1,433,861    34,238,723      403,225     1,153,657
                            =====      =======      ======     ======  =========    ==========      =======     =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         DWS
                           COLUMBIA FUNDS VARIABLE    VARIABLE
                              INSURANCE TRUST I       SERIES I   DWS VARIABLE SERIES II                  DREYFUS
                          -------------------------  ----------- ---------------------  ----------------------------------------
                                         COLUMBIA
                            COLUMBIA     VARIABLE                                                                    THE DREYFUS
                            VARIABLE   PORTFOLIO --              DWS DREMAN                DREYFUS       DREYFUS      SOCIALLY
                          PORTFOLIO --    MARSICO    DWS CAPITAL SMALL MID   DWS LARGE    INVESTMENT     VARIABLE    RESPONSIBLE
                            MARSICO    INTERNATIONAL   GROWTH    CAP VALUE   CAP VALUE    PORTFOLIOS    INVESTMENT     GROWTH
                             GROWTH    OPPORTUNITIES   VIP --      VIP --     VIP --     MIDCAP STOCK    FUND --    FUND, INC. --
                            FUND --       FUND --      CLASS B    CLASS B     CLASS B    PORTFOLIO --  MONEY MARKET    INITIAL
                            CLASS 1       CLASS 2      SHARES      SHARES     SHARES    INITIAL SHARES  PORTFOLIO      SHARES
                          ------------ ------------- ----------- ----------  ---------  -------------- ------------ -------------
                                                                             YEAR ENDED DECEMBER 31, 2012
                          -------------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $  193,206      513,240         40         434      1,227           432            --        32,757
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     444,751      921,994        104         832      1,322         1,277        11,862        61,693
                           ----------    ---------      -----      ------      -----        ------       -------       -------
Net investment income
  (expense)..............    (251,545)    (408,754)       (64)       (398)       (95)         (845)      (11,862)      (28,936)
                           ----------    ---------      -----      ------      -----        ------       -------       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,450,062     (814,605)      (197)     (2,917)      (243)       (1,600)           --        61,589
   Change in unrealized
     appreciation
     (depreciation)......   1,799,443    9,464,393      1,362      12,053      5,852        16,388            --       358,482
   Capital gain
     distributions.......          --           --         --          --         --            --            --            --
                           ----------    ---------      -----      ------      -----        ------       -------       -------
Net realized and
  unrealized gain (loss)
  on investments.........   3,249,505    8,649,788      1,165       9,136      5,609        14,788            --       420,071
                           ----------    ---------      -----      ------      -----        ------       -------       -------
Increase (decrease) in
  net assets from
  operations.............  $2,997,960    8,241,034      1,101       8,738      5,514        13,943       (11,862)      391,135
                           ==========    =========      =====      ======      =====        ======       =======       =======

                                            FEDERATED
                            EATON VANCE     INSURANCE
                           VARIABLE TRUST     SERIES
                          ---------------- ------------


                                            FEDERATED
                                             CAPITAL
                                           APPRECIATION
                                            FUND II --
                          VT FLOATING-RATE   PRIMARY
                            INCOME FUND       SHARES
                          ---------------- ------------

                          -----------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    2,651,438        55,605
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    1,065,959       145,312
                             ---------       -------
Net investment income
  (expense)..............    1,585,479       (89,707)
                             ---------       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      244,913        86,620
   Change in unrealized
     appreciation
     (depreciation)......      392,858       276,493
   Capital gain
     distributions.......      781,643       566,296
                             ---------       -------
Net realized and
  unrealized gain (loss)
  on investments.........    1,419,414       929,409
                             ---------       -------
Increase (decrease) in
  net assets from
  operations.............    3,004,893       839,702
                             =========       =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                  FEDERATED INSURANCE SERIES (CONTINUED)
                          ------------------------------------------------------- -------------------------

                                                                                   VIP ASSET    VIP ASSET
                          FEDERATED HIGH FEDERATED HIGH   FEDERATED    FEDERATED  MANAGER/SM/  MANAGER/SM/
                           INCOME BOND    INCOME BOND      KAUFMANN     MANAGED   PORTFOLIO -- PORTFOLIO --
                            FUND II --     FUND II --     FUND II --   VOLATILITY   INITIAL      SERVICE
                          PRIMARY SHARES SERVICE SHARES SERVICE SHARES  FUND II      CLASS       CLASS 2
                          -------------- -------------- -------------- ---------- ------------ ------------
                                                                               YEAR ENDED DECEMBER 31, 2012
                          ---------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $1,839,694     3,005,101             --     249,066      919,560      174,365
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      347,460       608,856        393,449     123,089      764,785      260,612
                            ----------     ---------      ---------     -------    ---------    ---------
Net investment income
  (expense)..............    1,492,234     2,396,245       (393,449)    125,977      154,775      (86,247)
                            ----------     ---------      ---------     -------    ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      158,067       750,458      4,772,442      53,734      290,237      284,629
   Change in unrealized
     appreciation
     (depreciation)......    1,242,531     1,360,274      1,770,071     292,360    5,670,969    1,122,143
   Capital gain
     distributions.......           --            --             --     500,158      440,298      101,563
                            ----------     ---------      ---------     -------    ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........    1,400,598     2,110,732      6,542,513     846,252    6,401,504    1,508,335
                            ----------     ---------      ---------     -------    ---------    ---------
Increase (decrease) in
  net assets from
  operations.............   $2,892,832     4,506,977      6,149,064     972,229    6,556,279    1,422,088
                            ==========     =========      =========     =======    =========    =========

                              FIDELITY(R) VARIABLE
                             INSURANCE PRODUCTS FUND
                          -----------------------------------------------------
                                                                   VIP DYNAMIC
                              VIP           VIP           VIP        CAPITAL
                            BALANCED   CONTRAFUND(R) CONTRAFUND(R) APPRECIATION
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                            SERVICE       INITIAL       SERVICE      SERVICE
                            CLASS 2        CLASS        CLASS 2      CLASS 2
                          ------------ ------------- ------------- ------------

                          -----------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  1,108,977     1,647,707     2,984,729      10,034
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...  1,389,948     1,855,364     4,540,351      37,691
                           ---------    ----------    ----------     -------
Net investment income
  (expense)..............   (280,971)     (207,657)   (1,555,622)    (27,657)
                           ---------    ----------    ----------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  2,050,525     1,572,143     4,410,275     242,635
   Change in unrealized
     appreciation
     (depreciation)......  3,316,215    16,336,784    27,291,956     217,305
   Capital gain
     distributions.......  3,698,005            --            --          --
                           ---------    ----------    ----------     -------
Net realized and
  unrealized gain (loss)
  on investments.........  9,064,745    17,908,927    31,702,231     459,940
                           ---------    ----------    ----------     -------
Increase (decrease) in
  net assets from
  operations.............  8,783,774    17,701,270    30,146,609     432,283
                           =========    ==========    ==========     =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                     ------------

                     VIP EQUITY-
                        INCOME
                     PORTFOLIO --
                       INITIAL
                        CLASS
                     ------------



                     ------------
Investment
  income and
  expense:
   Income --
     Ordinary
     dividends...... $ 3,086,337
   Mortality
     and
     expense
     risk and
     administrative
     charges
     (note 4a)......   1,433,649
                     -----------
Net investment
  income
  (expense).........   1,652,688
                     -----------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments:
   Net
     realized
     gain
     (loss).........    (892,129)
   Change in
     unrealized
     appreciation
     (depreciation).   7,765,810
   Capital
     gain
     distributions..   6,445,612
                     -----------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments.......  13,319,293
                     -----------
Increase
  (decrease)
  in net
  assets from
  operations........ $14,971,981
                     ===========

                                                   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                     -------------------------------------------------------------------------------------------------------------
                                      VIP          VIP           VIP             VIP
                     VIP EQUITY-    GROWTH &     GROWTH &      GROWTH          GROWTH           VIP          VIP
                        INCOME       INCOME       INCOME    OPPORTUNITIES   OPPORTUNITIES      GROWTH       GROWTH
                     PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --    PORTFOLIO --    PORTFOLIO -- PORTFOLIO --
                       SERVICE      INITIAL      SERVICE       INITIAL         SERVICE        INITIAL      SERVICE
                       CLASS 2       CLASS       CLASS 2        CLASS          CLASS 2         CLASS       CLASS 2
                     ------------ ------------ ------------ ------------- ----------------- ------------ ------------
                                                                             PERIOD FROM
                                                                            JANUARY 27 TO    YEAR ENDED DECEMBER 31,
                           YEAR ENDED DECEMBER 31, 2012                   DECEMBER 31, 2012           2012
                     ---------------------------------------------------- ----------------- ------------------------
Investment
  income and
  expense:
   Income --
     Ordinary
     dividends......   3,888,941     519,937      293,772        39,078          45,222        363,146       63,315
   Mortality
     and
     expense
     risk and
     administrative
     charges
     (note 4a)......   2,251,016     357,223      229,970       145,668         454,987        868,305      313,522
                      ----------   ---------    ---------     ---------       ---------      ---------    ---------
Net investment
  income
  (expense).........   1,637,925     162,714       63,802      (106,590)       (409,765)      (505,159)    (250,207)
                      ----------   ---------    ---------     ---------       ---------      ---------    ---------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments:
   Net
     realized
     gain
     (loss).........     440,833     574,329      458,652       483,315         684,976      1,999,198    1,584,970
   Change in
     unrealized
     appreciation
     (depreciation).   5,678,757   3,040,971    1,543,180     1,209,893       1,873,143      6,419,570    1,414,530
   Capital
     gain
     distributions..   8,956,040      11,130        7,066            --              --             --           --
                      ----------   ---------    ---------     ---------       ---------      ---------    ---------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments.......  15,075,630   3,626,430    2,008,898     1,693,208       2,558,119      8,418,768    2,999,500
                      ----------   ---------    ---------     ---------       ---------      ---------    ---------
Increase
  (decrease)
  in net
  assets from
  operations........  16,713,555   3,789,144    2,072,700     1,586,618       2,148,354      7,913,609    2,749,293
                      ==========   =========    =========     =========       =========      =========    =========

                     ------------------------------
                                           VIP
                            VIP         INVESTMENT
                          GROWTH        GRADE BOND
                           STOCK       PORTFOLIO --
                       PORTFOLIO --      SERVICE
                      SERVICE CLASS 2    CLASS 2
                     ----------------- ------------
                        PERIOD FROM     YEAR ENDED
                       JANUARY 27 TO   DECEMBER 31,
                     DECEMBER 31, 2012     2012
                     ----------------- ------------
Investment
  income and
  expense:
   Income --
     Ordinary
     dividends......       251,593      3,001,608
   Mortality
     and
     expense
     risk and
     administrative
     charges
     (note 4a)......       647,364      2,331,811
                         ---------      ---------
Net investment
  income
  (expense).........      (395,771)       669,797
                         ---------      ---------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments:
   Net
     realized
     gain
     (loss).........       575,129        728,355
   Change in
     unrealized
     appreciation
     (depreciation).     3,229,095       (708,183)
   Capital
     gain
     distributions..            --      3,855,238
                         ---------      ---------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments.......     3,804,224      3,875,410
                         ---------      ---------
Increase
  (decrease)
  in net
  assets from
  operations........     3,408,453      4,545,207
                         =========      =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          -------------------------------------------------------


                              VIP            VIP           VIP        VIP VALUE
                            MID CAP        MID CAP       OVERSEAS     STRATEGIES
                          PORTFOLIO --   PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                            INITIAL        SERVICE       INITIAL       SERVICE
                             CLASS         CLASS 2        CLASS        CLASS 2
                          ------------   ------------  ------------  ------------
                                                                             YEAR
                          --------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $  167          661,668      444,575       15,669
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       198        2,776,634      316,878       54,894
                             ------       ----------    ---------      -------
Net investment income
  (expense)..............       (31)      (2,114,966)     127,697      (39,225)
                             ------       ----------    ---------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     1,497        3,301,304     (479,419)     234,674
   Change in unrealized
     appreciation
     (depreciation)......       103        1,748,492    4,285,923      568,040
   Capital gain
     distributions.......     2,125       13,623,164       76,502           --
                             ------       ----------    ---------      -------
Net realized and
  unrealized gain (loss)
  on investments.........     3,725       18,672,960    3,883,006      802,714
                             ------       ----------    ---------      -------
Increase (decrease) in
  net assets from
  operations.............    $3,694       16,557,994    4,010,703      763,489
                             ======       ==========    =========      =======

                                       FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          ------------------------------------------------------------------------------
                                           FRANKLIN      FRANKLIN
                                          LARGE CAP     TEMPLETON                   TEMPLETON  TEMPLETON
                          FRANKLIN INCOME   GROWTH     VIP FOUNDING   MUTUAL SHARES  FOREIGN    FOREIGN
                            SECURITIES    SECURITIES FUNDS ALLOCATION  SECURITIES   SECURITIES SECURITIES
                              FUND --      FUND --       FUND --         FUND --     FUND --    FUND --
                              CLASS 2      CLASS 2       CLASS 2         CLASS 2     CLASS 1    CLASS 2
                              SHARES        SHARES        SHARES         SHARES       SHARES     SHARES
                          --------------- ---------- ---------------- ------------- ---------- ----------
                          ENDED DECEMBER 31, 2012
                          -------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   36,304,430       3,026       2,994,432        431,070     304,221    54,194
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   11,229,040       5,411       2,046,438        381,980     138,259    30,850
                            ----------      ------      ----------     ----------   ---------   -------
Net investment income
  (expense)..............   25,075,390      (2,385)        947,994         49,090     165,962    23,344
                            ----------      ------      ----------     ----------   ---------   -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (3,206,225)        382         261,149      5,477,768    (153,845)  (29,828)
   Change in unrealized
     appreciation
     (depreciation)......   33,953,946      38,747      11,963,158     (1,792,864)  1,460,989   241,671
   Capital gain
     distributions.......           --          --              --             --          --        --
                            ----------      ------      ----------     ----------   ---------   -------
Net realized and
  unrealized gain (loss)
  on investments.........   30,747,721      39,129      12,224,307      3,684,904   1,307,144   211,843
                            ----------      ------      ----------     ----------   ---------   -------
Increase (decrease) in
  net assets from
  operations.............   55,823,111      36,744      13,172,301      3,733,994   1,473,106   235,187
                            ==========      ======      ==========     ==========   =========   =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            FRANKLIN TEMPLETON
                            VARIABLE INSURANCE
                              PRODUCTS TRUST
                               (CONTINUED)
                          ---------------------  --------------------
                           TEMPLETON  TEMPLETON
                          GLOBAL BOND   GROWTH   CORE VALUE
                          SECURITIES  SECURITIES   EQUITY    INCOME
                            FUND --    FUND --    FUND --    FUND --
                            CLASS 1    CLASS 2    CLASS 1    CLASS 1
                            SHARES      SHARES     SHARES    SHARES
                          ----------- ---------- ---------- ---------


                                 YEAR ENDED DECEMBER 31, 2012
                          -------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $  816,224    246,248    162,018    909,561
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    169,270    187,096    220,751    648,631
                          ----------  ---------  ---------  ---------
Net investment income
  (expense)..............    646,954     59,152    (58,733)   260,930
                          ----------  ---------  ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    257,318   (248,314)   137,269    199,879
   Change in unrealized
     appreciation
     (depreciation)......    666,030  2,282,988  1,516,483  1,360,070
   Capital gain
     distributions.......     19,863         --         --         --
                          ----------  ---------  ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments.........    943,211  2,034,674  1,653,752  1,559,949
                          ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets from
  operations............. $1,590,165  2,093,826  1,595,019  1,820,879
                          ==========  =========  =========  =========



                                       GE INVESTMENTS FUNDS, INC.
                          ------------------------------------------------------------------------
                                                                 PREMIER
                          INTERNATIONAL   MID-CAP                GROWTH    REAL ESTATE
                              EQUITY      EQUITY                 EQUITY    SECURITIES
                             FUND --      FUND --     MONEY      FUND --     FUND --
                             CLASS 1      CLASS 1     MARKET     CLASS 1     CLASS 1   S&P 500(R)
                              SHARES      SHARES       FUND      SHARES      SHARES    INDEX FUND
                          -------------- ---------  ----------  ---------  ----------- ----------
                           PERIOD FROM        PERIOD FROM
                           JANUARY 1 TO       JANUARY 1 TO
                          APRIL 30, 2012     AUGUST 3, 2012       YEAR ENDED DECEMBER 31, 2012
                          -------------- ---------------------  ---------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........           --          --          --    277,444   1,217,745   3,035,294
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       44,427     591,582   1,668,631    514,020   1,023,885   2,377,331
                            ----------   ---------  ----------  ---------   ---------  ----------
Net investment income
  (expense)..............      (44,427)   (591,582) (1,668,631)  (236,576)    193,860     657,963
                            ----------   ---------  ----------  ---------   ---------  ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (7,390,720)  2,539,461          --  2,019,003   3,267,567   5,500,323
   Change in unrealized
     appreciation
     (depreciation)......    8,118,583   3,233,658          --  4,246,025   5,748,232  14,566,727
   Capital gain
     distributions.......           --          --          --         --          --          --
                            ----------   ---------  ----------  ---------   ---------  ----------
Net realized and
  unrealized gain (loss)
  on investments.........      727,863   5,773,119          --  6,265,028   9,015,799  20,067,050
                            ----------   ---------  ----------  ---------   ---------  ----------
Increase (decrease) in
  net assets from
  operations.............      683,436   5,181,537  (1,668,631) 6,028,452   9,209,659  20,725,013
                            ==========   =========  ==========  =========   =========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          ------------------------------------------------  ----------


                                                                             GENWORTH
                           SMALL-CAP                                         CALAMOS
                            EQUITY    TOTAL RETURN TOTAL RETURN U.S. EQUITY   GROWTH
                            FUND --     FUND --      FUND --      FUND --    FUND --
                            CLASS 1     CLASS 1      CLASS 3      CLASS 1    SERVICE
                            SHARES       SHARES       SHARES      SHARES      SHARES
                          ----------  ------------ ------------ ----------- ---------
                                    YEAR ENDED DECEMBER 31, 2012
                          ------------------------------------------------  ----------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $    3,266   15,486,811   13,274,176     330,310         --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    614,652   16,835,148   20,059,854     415,344     24,938
                          ----------  -----------  -----------   ---------  ---------
Net investment income
  (expense)..............   (611,386)  (1,348,337)  (6,785,678)    (85,034)   (24,938)
                          ----------  -----------  -----------   ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  1,720,374    9,717,443    2,129,595     429,305    584,170
   Change in unrealized
     appreciation
     (depreciation)......    342,505   93,613,828  103,519,554   3,255,737    577,528
   Capital gain
     distributions.......  3,351,066           --           --          --         --
                          ----------  -----------  -----------   ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments.........  5,413,945  103,331,271  105,649,149   3,685,042  1,161,698
                          ----------  -----------  -----------   ---------  ---------
Increase (decrease) in
  net assets from
  operations............. $4,802,559  101,982,934   98,863,471   3,600,008  1,136,760
                          ==========  ===========  ===========   =========  =========

                                    GENWORTH VARIABLE INSURANCE TRUST
                          --------------------------------------------------------------
                                      GENWORTH                   GENWORTH     GENWORTH
                                        EATON                     GOLDMAN    LEGG MASON
                           GENWORTH     VANCE      GENWORTH        SACHS     CLEARBRIDGE
                           DAVIS NY   LARGE CAP    ENHANCED      ENHANCED    AGGRESSIVE
                           VENTURE      VALUE    INTERNATIONAL   CORE BOND     GROWTH
                           FUND --     FUND --   INDEX FUND -- INDEX FUND --   FUND --
                           SERVICE     SERVICE      SERVICE       SERVICE      SERVICE
                            SHARES     SHARES       SHARES        SHARES       SHARES
                          ---------  ----------  ------------- ------------- -----------
                                PERIOD FROM JANUARY 1 TO JANUARY 27, 2012
                          --------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        --          --           --            --           --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     8,358      56,070        4,559       184,708       54,200
                          ---------  ----------   ----------    ----------    ---------
Net investment income
  (expense)..............    (8,358)    (56,070)      (4,559)     (184,708)     (54,200)
                          ---------  ----------   ----------    ----------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss).............. 1,070,897   2,704,214   (2,845,066)     (297,093)   2,169,952
   Change in unrealized
     appreciation
     (depreciation)......  (543,093) (1,113,497)   2,942,287    (1,312,998)     533,830
   Capital gain
     distributions.......        --          --           --            --           --
                          ---------  ----------   ----------    ----------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........   527,804   1,590,717       97,221    (1,610,091)   2,703,782
                          ---------  ----------   ----------    ----------    ---------
Increase (decrease) in
  net assets from
  operations.............   519,446   1,534,647       92,662    (1,794,799)   2,649,582
                          =========  ==========   ==========    ==========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             GENWORTH VARIABLE
                          INSURANCE TRUST (CONTINUED) GOLDMAN SACHS VARIABLE INSURANCE TRUST
                          --------------------------  ------------------------------------   ------------
                                         GENWORTH        GOLDMAN
                           GENWORTH     PYRAMIS(R)        SACHS                   GOLDMAN      JPMORGAN
                            PIMCO       SMALL/MID       LARGE CAP     GOLDMAN   SACHS MONEY   INSURANCE
                          STOCKSPLUS     CAP CORE         VALUE        SACHS       MARKET     TRUST CORE
                           FUND --       FUND --         FUND --      MID CAP     FUND --        BOND
                           SERVICE       SERVICE      INSTITUTIONAL    VALUE      SERVICE    PORTFOLIO --
                            SHARES        SHARES         SHARES        FUND        SHARES      CLASS 1
                          ----------    ----------    -------------  ---------  ------------ ------------
                                                                                PERIOD FROM
                                                                                AUGUST 3 TO
                          PERIOD FROM JANUARY 1 TO           YEAR ENDED         DECEMBER 31,
                             JANUARY 27, 2012            DECEMBER 31, 2012          2012
                          --------------------------  -----------------------   ------------ ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $       --            --        129,964      615,824        5,097    233,339
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    211,935        54,306        144,630      820,451    1,317,362     86,765
                           ----------    ----------     ---------    ---------   ----------    -------
Net investment income
  (expense)..............   (211,935)      (54,306)       (14,666)    (204,627)  (1,312,265)   146,574
                           ----------    ----------     ---------    ---------   ----------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (158,643)   (2,576,149)       (42,195)     931,085           --     76,987
   Change in unrealized
     appreciation
     (depreciation)......  6,788,757     4,810,418      1,414,193    7,785,914           --    (50,258)
   Capital gain
     distributions.......         --            --        229,612           --           --         --
                           ----------    ----------     ---------    ---------   ----------    -------
Net realized and
  unrealized gain (loss)
  on investments.........  6,630,114     2,234,269      1,601,610    8,716,999           --     26,729
                           ----------    ----------     ---------    ---------   ----------    -------
Increase (decrease) in
  net assets from
  operations............. $6,418,179     2,179,963      1,586,944    8,512,372   (1,312,265)   173,303
                           ==========    ==========     =========    =========   ==========    =======

                                  JPMORGAN INSURANCE TRUST
                          ----------------------------------------------------
                            JPMORGAN     JPMORGAN      JPMORGAN     JPMORGAN
                           INSURANCE     INSURANCE    INSURANCE    INSURANCE
                             TRUST         TRUST        TRUST        TRUST
                             EQUITY    INTERNATIONAL   INTREPID     INTREPID
                             INDEX        EQUITY        GROWTH      MID CAP
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                            CLASS 1       CLASS 1      CLASS 1      CLASS 1
                          ------------ ------------- ------------ ------------



                                YEAR ENDED DECEMBER 31, 2012
                          ----------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    31,408        1,819         5,235        4,342
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    32,437        1,584        13,645       10,283
                            -------       ------        ------       ------
Net investment income
  (expense)..............    (1,029)         235        (8,410)      (5,941)
                            -------       ------        ------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   142,621        2,007        35,525       24,881
   Change in unrealized
     appreciation
     (depreciation)......    94,245       12,699        63,849       53,908
   Capital gain
     distributions.......        --           --            --           --
                            -------       ------        ------       ------
Net realized and
  unrealized gain (loss)
  on investments.........   236,866       14,706        99,374       78,789
                            -------       ------        ------       ------
Increase (decrease) in
  net assets from
  operations.............   235,837       14,941        90,964       72,848
                            =======       ======        ======       ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 JPMORGAN INSURANCE TRUST (CONTINUED)
                          --------------------------------------------------
                            JPMORGAN     JPMORGAN     JPMORGAN
                           INSURANCE    INSURANCE    INSURANCE     JPMORGAN
                             TRUST        TRUST        TRUST      INSURANCE
                            MID CAP      MID CAP     SMALL CAP    TRUST U.S.
                             GROWTH       VALUE         CORE        EQUITY
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS 1      CLASS 1      CLASS 1      CLASS 1
                          ------------ ------------ ------------ ------------

                          ---------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $     --       1,165         107        24,258
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     10,118       1,900         634        31,596
                            --------      ------       -----       -------
Net investment income
  (expense)..............    (10,118)       (735)       (527)       (7,338)
                            --------      ------       -----       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     35,162      15,008       1,356       139,255
   Change in unrealized
     appreciation
     (depreciation)......     40,996       5,065       3,659       137,623
   Capital gain
     distributions.......      6,322          --          --            --
                            --------      ------       -----       -------
Net realized and
  unrealized gain (loss)
  on investments.........     82,480      20,073       5,015       276,878
                            --------      ------       -----       -------
Increase (decrease) in
  net assets from
  operations.............   $ 72,362      19,338       4,488       269,540
                            ========      ======       =====       =======

                                                         JANUS ASPEN SERIES
                          --------------------------------------------------------------------------------


                                                                                  FLEXIBLE
                            BALANCED      BALANCED    ENTERPRISE    ENTERPRISE      BOND          FORTY
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                          INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL
                             SHARES        SHARES       SHARES        SHARES       SHARES        SHARES
                          ------------- ------------ ------------- ------------ ------------- -------------
                           YEAR ENDED DECEMBER 31, 2012
                          ---------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   2,806,640     3,320,875           --          --        759,024       296,557
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   1,467,934     2,403,220      725,781      76,854        317,056       635,221
                           ----------    ----------    ---------     -------      ---------     ---------
Net investment income
  (expense)..............   1,338,706       917,655     (725,781)    (76,854)       441,968      (338,664)
                           ----------    ----------    ---------     -------      ---------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,951,943     2,100,104    2,528,678     399,734         90,160     2,522,847
   Change in unrealized
     appreciation
     (depreciation)......   1,019,638     2,318,133    5,517,523     382,029        505,410     6,363,791
   Capital gain
     distributions.......   7,284,021     9,219,108           --          --        417,776            --
                           ----------    ----------    ---------     -------      ---------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........  10,255,602    13,637,345    8,046,201     781,763      1,013,346     8,886,638
                           ----------    ----------    ---------     -------      ---------     ---------
Increase (decrease) in
  net assets from
  operations.............  11,594,308    14,555,000    7,320,420     704,909      1,455,314     8,547,974
                           ==========    ==========    =========     =======      =========     =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                                 JANUS ASPEN SERIES (CONTINUED)
                          -----------------------------------------------------------------------------------------------



                                            GLOBAL
                                          TECHNOLOGY      JANUS        JANUS       OVERSEAS      OVERSEAS     WORLDWIDE
                              FORTY      PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                           PORTFOLIO --    SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL
                          SERVICE SHARES    SHARES       SHARES        SHARES       SHARES        SHARES       SHARES
                          -------------- ------------ ------------- ------------ ------------- ------------ -------------
                                                                               YEAR ENDED DECEMBER 31, 2012
                          -----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $   299,469           --       281,345      17,753        360,004       40,309       438,611
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      910,020       91,512       736,352      64,606        768,687      106,680       728,262
                           -----------    ---------     ---------     -------     ----------     --------     ---------
Net investment income
  (expense)..............     (610,551)     (91,512)     (455,007)    (46,853)      (408,683)     (66,371)     (289,651)
                           -----------    ---------     ---------     -------     ----------     --------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    2,878,116      361,105     1,414,634     204,798     (1,159,223)     449,850      (528,194)
   Change in unrealized
     appreciation
     (depreciation)......    7,853,209      732,836     6,236,024     420,847      1,862,123     (353,367)    9,555,650
   Capital gain
     distributions.......           --           --       875,627      70,561      5,557,944      732,292            --
                           -----------    ---------     ---------     -------     ----------     --------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........   10,731,325    1,093,941     8,526,285     696,206      6,260,844      828,775     9,027,456
                           -----------    ---------     ---------     -------     ----------     --------     ---------
Increase (decrease) in
  net assets from
  operations.............  $10,120,774    1,002,429     8,071,278     649,353      5,852,161      762,404     8,737,805
                           ===========    =========     =========     =======     ==========     ========     =========

                                          LEGG MASON PARTNERS
                                         VARIABLE EQUITY TRUST
                          ------------ ------------------------
                                                     LEGG MASON
                                        LEGG MASON  CLEARBRIDGE
                                       CLEARBRIDGE    VARIABLE
                                         VARIABLE      EQUITY
                           WORLDWIDE    AGGRESSIVE     INCOME
                          PORTFOLIO --    GROWTH      BUILDER
                            SERVICE    PORTFOLIO -- PORTFOLIO --
                             SHARES      CLASS II     CLASS I
                          ------------ ------------ ------------

                          --------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    35,927        7,002      174,401
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    76,033       86,284       86,558
                            -------      -------      -------
Net investment income
  (expense)..............   (40,106)     (79,282)      87,843
                            -------      -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     7,372      402,998      (39,060)
   Change in unrealized
     appreciation
     (depreciation)......   817,463      350,379      603,679
   Capital gain
     distributions.......        --      183,461           --
                            -------      -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........   824,835      936,838      564,619
                            -------      -------      -------
Increase (decrease) in
  net assets from
  operations.............   784,729      857,556      652,462
                            =======      =======      =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                  LEGG MASON
                                                                   PARTNERS
                                                                   VARIABLE
                                   LEGG MASON PARTNERS              INCOME
                            VARIABLE EQUITY TRUST (CONTINUED)       TRUST
                          -------------------------------------- ------------
                           LEGG MASON   LEGG MASON
                          CLEARBRIDGE  CLEARBRIDGE   LEGG MASON    WESTERN
                            VARIABLE     VARIABLE   CLEARBRIDGE     ASSET
                             EQUITY    FUNDAMENTAL    VARIABLE     VARIABLE
                             INCOME      ALL CAP     LARGE CAP    STRATEGIC
                            BUILDER       VALUE        VALUE         BOND
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS II     CLASS I      CLASS I      CLASS I
                          ------------ ------------ ------------ ------------

                          ---------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $197,922     105,053       229,189     399,152
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    146,129     103,831       150,185     213,722
                            --------     -------     ---------     -------
Net investment income
  (expense)..............     51,793       1,222        79,004     185,430
                            --------     -------     ---------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (74,539)    (67,341)      295,310     141,257
   Change in unrealized
     appreciation
     (depreciation)......    819,220     870,061     1,024,951     560,550
   Capital gain
     distributions.......         --          --         9,895          --
                            --------     -------     ---------     -------
Net realized and
  unrealized gain (loss)
  on investments.........    744,681     802,720     1,330,156     701,807
                            --------     -------     ---------     -------
Increase (decrease) in
  net assets from
  operations.............   $796,474     803,942     1,409,160     887,237
                            ========     =======     =========     =======




                                                          MFS(R) VARIABLE INSURANCE TRUST
                          -----------------------------------------------------------------------------------------------



                          MFS(R) INVESTORS MFS(R) INVESTORS  MFS(R) NEW   MFS(R) STRATEGIC MFS(R) TOTAL
                            GROWTH STOCK        TRUST         DISCOVERY        INCOME         RETURN     MFS(R) UTILITIES
                             SERIES --        SERIES --       SERIES --      SERIES --       SERIES --      SERIES --
                           SERVICE CLASS    SERVICE CLASS   SERVICE CLASS  SERVICE CLASS   SERVICE CLASS  SERVICE CLASS
                               SHARES           SHARES         SHARES          SHARES         SHARES          SHARES
                          ---------------- ---------------- ------------- ---------------- ------------- ----------------
                                  YEAR ENDED DECEMBER 31, 2012
                          ------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........       20,074           54,699              --        4,457         1,579,920      1,786,221
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      143,936          120,009         334,452        1,146         1,204,197        442,656
                             ---------        ---------       ---------        -----         ---------      ---------
Net investment income
  (expense)..............     (123,862)         (65,310)       (334,452)       3,311           375,723      1,343,565
                             ---------        ---------       ---------        -----         ---------      ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      521,529          375,025         338,857        1,314           570,996        816,795
   Change in unrealized
     appreciation
     (depreciation)......      462,124          896,813       1,905,874        2,208         4,395,225        881,721
   Capital gain
     distributions.......      442,360               --       2,017,835           --                --             --
                             ---------        ---------       ---------        -----         ---------      ---------
Net realized and
  unrealized gain (loss)
  on investments.........    1,426,013        1,271,838       4,262,566        3,522         4,966,221      1,698,516
                             ---------        ---------       ---------        -----         ---------      ---------
Increase (decrease) in
  net assets from
  operations.............    1,302,151        1,206,528       3,928,114        6,833         5,341,944      3,042,081
                             =========        =========       =========        =====         =========      =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                        OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          ----------------------------------------------------------------------------------------------------
                                                                                                     OPPENHEIMER
                                                  OPPENHEIMER  OPPENHEIMER              OPPENHEIMER    GLOBAL
                          OPPENHEIMER OPPENHEIMER   CAPITAL      CAPITAL    OPPENHEIMER   GLOBAL      STRATEGIC   OPPENHEIMER
                           BALANCED    BALANCED   APPRECIATION APPRECIATION  CORE BOND  SECURITIES     INCOME     HIGH INCOME
                          FUND/VA --  FUND/VA --   FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --   FUND/VA --    FUND/VA --
                          NON-SERVICE   SERVICE   NON-SERVICE    SERVICE    NON-SERVICE   SERVICE    NON-SERVICE  NON-SERVICE
                            SHARES      SHARES       SHARES       SHARES      SHARES      SHARES       SHARES        SHARES
                          ----------- ----------- ------------ ------------ ----------- ----------- ------------- ------------
                                                                                                     PERIOD FROM  PERIOD FROM
                                                                                                    OCTOBER 26 TO JANUARY 1 TO
                                                                                                    DECEMBER 31,  OCTOBER 26,
                                                YEAR ENDED DECEMBER 31, 2012                            2012          2012
                          ------------------------------------------------------------------------- ------------- ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $  204,847     385,491     239,045      28,184       859,771   1,760,853          --      1,191,317
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    214,344     632,438     508,870     110,078       254,151   1,472,168      18,288         82,724
                          ----------   ---------   ---------     -------     ---------  ----------     -------     ----------
Net investment income
  (expense)..............     (9,497)   (246,947)   (269,825)    (81,894)      605,620     288,685     (18,288)     1,108,593
                          ----------   ---------   ---------     -------     ---------  ----------     -------     ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (467,465)   (852,612)  1,194,760     362,815      (205,052)  3,591,153       1,089     (7,525,707)
   Change in unrealized
     appreciation
     (depreciation)......  2,076,179   4,234,091   3,358,954     530,590     1,082,097  11,962,152     126,121      7,170,446
   Capital gain
     distributions.......         --          --          --          --            --          --          --             --
                          ----------   ---------   ---------     -------     ---------  ----------     -------     ----------
Net realized and
  unrealized gain (loss)
  on investments.........  1,608,714   3,381,479   4,553,714     893,405       877,045  15,553,305     127,210       (355,261)
                          ----------   ---------   ---------     -------     ---------  ----------     -------     ----------
Increase (decrease) in
  net assets from
  operations............. $1,599,217   3,134,532   4,283,889     811,511     1,482,665  15,841,990     108,922        753,332
                          ==========   =========   =========     =======     =========  ==========     =======     ==========

                          -------------------------
                                       OPPENHEIMER
                                       MAIN STREET
                          OPPENHEIMER   SMALL- &
                          MAIN STREET    MID-CAP
                          FUND/VA --  FUND(R)/VA --
                            SERVICE      SERVICE
                            SHARES       SHARES
                          ----------- -------------


                           YEAR ENDED DECEMBER 31,
                                    2012
                          ------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    705,088      326,394
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...  1,933,411    1,699,926
                          ----------   ----------
Net investment income
  (expense).............. (1,228,323)  (1,373,532)
                          ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss).............. 21,624,270    6,352,484
   Change in unrealized
     appreciation
     (depreciation)...... (1,977,541)   9,785,467
   Capital gain
     distributions.......         --           --
                          ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments......... 19,646,729   16,137,951
                          ----------   ----------
Increase (decrease) in
  net assets from
  operations............. 18,418,406   14,764,419
                          ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           OPPENHEIMER VARIABLE
                          ACCOUNT FUNDS (CONTINUED)                               PIMCO VARIABLE INSURANCE TRUST
                          ------------------------  ----------------------------------------------------------------------------
                          OPPENHEIMER  OPPENHEIMER
                           SMALL- &     SMALL- &
                            MID-CAP      MID-CAP                    FOREIGN BOND                   LONG-TERM U.S.
                            GROWTH       GROWTH       ALL ASSET    PORTFOLIO (U.S.    HIGH YIELD     GOVERNMENT    LOW DURATION
                          FUND/VA --   FUND/VA --   PORTFOLIO --  DOLLAR HEDGED) --  PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                          NON-SERVICE    SERVICE    ADVISOR CLASS  ADMINISTRATIVE   ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE
                            SHARES       SHARES        SHARES       CLASS SHARES     CLASS SHARES   CLASS SHARES   CLASS SHARES
                          -----------  -----------  ------------- ----------------- -------------- -------------- --------------
                                                                                   YEAR ENDED DECEMBER 31, 2012
                          ------------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $       --          --      1,096,053        102,270         5,157,163        826,042     4,141,510
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    382,904      50,726        364,048         70,636         1,450,071        600,958     3,742,730
                          ----------     -------      ---------        -------        ----------     ----------     ---------
Net investment income
  (expense)..............   (382,904)    (50,726)       732,005         31,634         3,707,092        225,084       398,780
                          ----------     -------      ---------        -------        ----------     ----------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    792,190     174,151        338,086         52,560         2,868,531      2,498,072     1,807,167
   Change in unrealized
     appreciation
     (depreciation)......  3,423,675     285,369      1,603,714        145,030         4,000,349     (5,375,744)    6,489,793
   Capital gain
     distributions.......         --          --             --        164,466                --      3,623,871            --
                          ----------     -------      ---------        -------        ----------     ----------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........  4,215,865     459,520      1,941,800        362,056         6,868,880        746,199     8,296,960
                          ----------     -------      ---------        -------        ----------     ----------     ---------
Increase (decrease) in
  net assets from
  operations............. $3,832,961     408,794      2,673,805        393,690        10,575,972        971,283     8,695,740
                          ==========     =======      =========        =======        ==========     ==========     =========

                                             RYDEX       THE ALGER
                                         VARIABLE TRUST  PORTFOLIOS
                          ----------------------------- ------------


                                                        ALGER LARGE
                           TOTAL RETURN                  CAP GROWTH
                           PORTFOLIO --                 PORTFOLIO --
                          ADMINISTRATIVE   NASDAQ --     CLASS I-2
                           CLASS SHARES   100(R) FUND      SHARES
                          -------------- -------------- ------------

                          ------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   10,094,050           --        378,059
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    6,333,634       82,615        480,596
                            ----------      -------      ---------
Net investment income
  (expense)..............    3,760,416      (82,615)      (102,537)
                            ----------      -------      ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    5,206,543      799,865        957,733
   Change in unrealized
     appreciation
     (depreciation)......   13,139,826       88,069      1,784,908
   Capital gain
     distributions.......    7,532,159           --             --
                            ----------      -------      ---------
Net realized and
  unrealized gain (loss)
  on investments.........   25,878,528      887,934      2,742,641
                            ----------      -------      ---------
Increase (decrease) in
  net assets from
  operations.............   29,638,944      805,319      2,640,104
                            ==========      =======      =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           THE ALGER                                                                                 WELLS FARGO
                           PORTFOLIOS                                                                                 VARIABLE
                          (CONTINUED)                           THE PRUDENTIAL SERIES FUND                              TRUST
                          ------------ ----------------------------------------------------------------------------  -----------
                                         JENNISON                                                                    WELLS FARGO
                          ALGER SMALL     20/20                    NATURAL                        SP PRUDENTIAL U.S.  ADVANTAGE
                           CAP GROWTH     FOCUS       JENNISON    RESOURCES                            EMERGING       VT OMEGA
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  SP INTERNATIONAL         GROWTH         GROWTH
                           CLASS I-2     CLASS II     CLASS II     CLASS II   GROWTH PORTFOLIO --    PORTFOLIO --      FUND --
                             SHARES       SHARES       SHARES       SHARES      CLASS II SHARES    CLASS II SHARES     CLASS 2
                          ------------ ------------ ------------ ------------ ------------------- ------------------ -----------
                                                         YEAR ENDED DECEMBER 31, 2012
                          -----------------------------------------------------------------------------------------  -----------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $        --          --          --             --            --                 --               --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     413,046     144,911      46,765        555,566           201                412           59,709
                          -----------    --------     -------     ----------         -----              -----          -------
Net investment income
  (expense)..............    (413,046)   (144,911)    (46,765)      (555,566)         (201)              (412)         (59,709)
                          -----------    --------     -------     ----------         -----              -----          -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,283,085     237,700     240,435     (1,208,233)         (415)               149          541,021
   Change in unrealized
     appreciation
     (depreciation)......  (3,925,971)    362,731     175,776     (3,460,847)        2,946              1,832          182,160
   Capital gain
     distributions.......   6,051,023     342,195          --      2,952,684            --              1,910          176,770
                          -----------    --------     -------     ----------         -----              -----          -------
Net realized and
  unrealized gain (loss)
  on investments.........   3,408,137     942,626     416,211     (1,716,396)        2,531              3,891          899,951
                          -----------    --------     -------     ----------         -----              -----          -------
Increase (decrease) in
  net assets from
  operations............. $ 2,995,091     797,715     369,446     (2,271,962)        2,330              3,479          840,242
                          ===========    ========     =======     ==========         =====              =====          =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets






                                    CONSOLIDATED TOTAL
                             -------------------------------
                                        YEAR ENDED
                                       DECEMBER 31,
                             -------------------------------
                                   2012            2011
                             ---------------  --------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    21,243,008      20,939,989
 Net realized gain
   (loss) on investments....     116,987,323      93,704,380
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     605,062,638    (471,720,162)
 Capital gain
   distribution.............      94,753,233      70,544,146
                             ---------------  --------------
    Increase (decrease)
     in net assets from
     operations.............     838,046,202    (286,531,647)
                             ---------------  --------------
From capital
 transactions (note 4):
 Net premiums...............      57,065,249      84,292,096
 Death benefits.............    (147,571,079)   (151,159,818)
 Surrenders.................    (949,480,681) (1,036,455,209)
 Administrative expenses....     (25,619,222)    (26,527,312)
 Capital contribution
   (withdrawal).............      (9,654,952)        102,695
 Transfers between
   subaccounts
   (including fixed
   account), net............      13,643,611      (1,858,714)
                             ---------------  --------------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,061,617,074) (1,131,606,262)
                             ---------------  --------------
Increase (decrease) in
 net assets.................    (223,570,872) (1,418,137,909)
Net assets at beginning
 of year....................   8,022,566,076   9,440,703,985
                             ---------------  --------------
Net assets at end of year... $ 7,798,995,204   8,022,566,076
                             ===============  ==============
Change in units (note 5):
 Units purchased............
 Units redeemed.............

 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........

                                            AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                             --------------------------------------------------------------------------------------------
                                                                                                           INVESCO V.I.
                               INVESCO V.I. CAPITAL      INVESCO V.I. CAPITAL         INVESCO V.I.          GLOBAL REAL
                               APPRECIATION FUND --       DEVELOPMENT FUND --      CORE EQUITY FUND --    ESTATE FUND --
                                  SERIES I SHARES           SERIES I SHARES          SERIES I SHARES     SERIES II SHARES
                             ------------------------  ------------------------  ----------------------  ----------------
                             PERIOD FROM               PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED           YEAR ENDED DECEMBER 31,
                              APRIL 27,   DECEMBER 31,  APRIL 27,   DECEMBER 31, ----------------------------------------
                                 2012         2011         2012         2011        2012        2011       2012     2011
                             ------------ ------------ ------------ ------------ ----------  ----------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     (45,997)    (139,459)       (18)        (54)       (67,356)    (77,091)  (3,132)   4,135
 Net realized gain
   (loss) on investments....     850,022      105,704        (71)         (3)       309,286     316,345    5,242    5,204
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     440,029     (827,408)       990        (504)     1,004,030    (369,041)  48,763  (24,612)
 Capital gain
   distribution.............          --           --         --          --             --          --       --       --
                              ----------   ----------     ------       -----     ----------  ----------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............   1,244,054     (861,163)       901        (561)     1,245,960    (129,787)  50,873  (15,273)
                              ----------   ----------     ------       -----     ----------  ----------  -------  -------
From capital
 transactions (note 4):
 Net premiums...............       9,307        8,834         --          --         77,145     123,441       --       --
 Death benefits.............     (34,729)     (81,682)        --          --       (119,512)   (182,915)      --       --
 Surrenders.................    (593,628)  (1,269,817)        --          --     (1,107,377) (1,756,309) (26,283) (32,660)
 Administrative expenses....      (9,713)     (23,582)        --          --        (26,857)    (28,616)    (352)    (307)
 Capital contribution
   (withdrawal).............          --           --         --          --             --          --       --       --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (9,073,363)    (369,858)    (7,482)         (1)      (421,515)   (505,273)   8,131   14,982
                              ----------   ----------     ------       -----     ----------  ----------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...  (9,702,126)  (1,736,105)    (7,482)         (1)    (1,598,116) (2,349,672) (18,504) (17,985)
                              ----------   ----------     ------       -----     ----------  ----------  -------  -------
Increase (decrease) in
 net assets.................  (8,458,072)  (2,597,268)    (6,581)       (562)      (352,156) (2,479,459)  32,369  (33,258)
Net assets at beginning
 of year....................   8,458,072   11,055,340      6,581       7,143     10,714,798  13,194,257  208,307  241,565
                              ----------   ----------     ------       -----     ----------  ----------  -------  -------
Net assets at end of year...          --    8,458,072         --       6,581     10,362,642  10,714,798  240,676  208,307
                              ==========   ==========     ======       =====     ==========  ==========  =======  =======
Change in units (note 5):
 Units purchased............       8,878       60,764         --          --         36,958      55,706    3,937    4,777
 Units redeemed.............  (1,409,554)    (321,544)      (506)         --       (176,466)   (268,849)  (5,916)  (5,893)
                              ----------   ----------     ------       -----     ----------  ----------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (1,400,676)    (260,780)      (506)         --       (139,508)   (213,143)  (1,979)  (1,116)
                              ==========   ==========     ======       =====     ==========  ==========  =======  =======


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                             ---------------------------------------------------------------------------------------------------
                                                                                                                  INVESCO
                              INVESCO V.I.            INVESCO V.I.         INVESCO V.I.   INVESCO V.I.        VAN KAMPEN V.I.
                               GOVERNMENT            INTERNATIONAL          TECHNOLOGY      UTILITIES            AMERICAN
                             SECURITIES FUND --      GROWTH FUND --          FUND --         FUND --         FRANCHISE FUND --
                               SERIES I SHARES      SERIES II SHARES     SERIES I SHARES  SERIES I SHARES     SERIES I SHARES
                               -------------    -----------------------  ---------------  --------------- ----------------------
                                                                                                                     PERIOD FROM
                                                          YEAR ENDED DECEMBER 31,                                    APRIL 29 TO
                             --------------------------------------------------------------------------------------  DECEMBER 31,
                               2012      2011      2012         2011       2012    2011    2012    2011      2012        2011
                              -------   -----   ----------  -----------  -------  ------  -----   -----   ---------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    81       59     (256,245)    (277,856)     (60)    (67)    85      87     (81,305)      (10)
 Net realized gain
   (loss) on investments....     164        1      915,233    1,162,496    3,245      60    (22)     (4)    (90,449)       (2)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (198)     409    5,913,095   (5,765,865)  (1,972)   (666)   (96)    404    (176,635)     (159)
 Capital gain
   distribution.............      --       --           --           --       --      --    127      --          --        --
                              -------   -----   ----------  -----------  -------  ------  -----   -----   ---------     -----
    Increase (decrease)
     in net assets from
     operations.............      47      469    6,572,083   (4,881,225)   1,213    (673)    94     487    (348,389)     (171)
                              -------   -----   ----------  -----------  -------  ------  -----   -----   ---------     -----
From capital
 transactions (note 4):
 Net premiums...............     240      240      537,106    1,113,579       --      --     --      --      56,873        --
 Death benefits.............      --       --      (50,701)    (476,725)      --      --     --      --     (89,147)       --
 Surrenders.................      --       --   (5,237,780)  (4,247,151) (11,027)     --     --      --    (825,602)       --
 Administrative expenses....      --       --     (299,759)    (292,222)      --      --     --      --     (11,263)       (9)
 Capital contribution
   (withdrawal).............      --       --           --           --       --      --     --      --          --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (4,007)   3,796    7,677,989   (7,955,218)       5    (134)  (165)     42   8,425,233     1,178
                              -------   -----   ----------  -----------  -------  ------  -----   -----   ---------     -----
    Increase (decrease)
     in net assets from
     capital transactions...  (3,767)   4,036    2,626,855  (11,857,737) (11,022)   (134)  (165)     42   7,556,094     1,169
                              -------   -----   ----------  -----------  -------  ------  -----   -----   ---------     -----
Increase (decrease) in
 net assets.................  (3,720)   4,505    9,198,938  (16,738,962)  (9,809)   (807)   (71)    529   7,207,705       998
Net assets at beginning
 of year....................   7,332    2,827   47,444,756   64,183,718   11,050  11,857  3,616   3,087         998        --
                              -------   -----   ----------  -----------  -------  ------  -----   -----   ---------     -----
Net assets at end of year... $ 3,612    7,332   56,643,694   47,444,756    1,241  11,050  3,545   3,616   7,208,703       998
                              =======   =====   ==========  ===========  =======  ======  =====   =====   =========     =====
Change in units (note 5):
 Units purchased............      19      261    2,028,103      827,842        2      --     --       4     920,436       118
 Units redeemed.............    (246)      (3)  (1,537,825)  (1,668,947)  (2,868)    (36)   (14)     --    (168,187)       (1)
                              -------   -----   ----------  -----------  -------  ------  -----   -----   ---------     -----
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (227)     258      490,278     (841,105)  (2,866)    (36)   (14)      4     752,249       117
                              =======   =====   ==========  ===========  =======  ======  =====   =====   =========     =====


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                                      AIM VARIABLE INSURANCE FUNDS
                                                             (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                             ---------------------------------------------------------------------------------------
                                     INVESCO                                         INVESCO             INVESCO
                                   VAN KAMPEN                INVESCO               VAN KAMPEN          VAN KAMPEN
                                  V.I. AMERICAN            VAN KAMPEN            V.I. EQUITY AND      V.I. MID CAP
                                FRANCHISE FUND --     V.I. COMSTOCK FUND --      INCOME FUND --      GROWTH FUND --
                                SERIES II SHARES        SERIES II SHARES        SERIES II SHARES     SERIES I SHARES
                             ----------------------  ----------------------  ----------------------  ---------------
                                                                                                       PERIOD FROM
                                                     YEAR ENDED DECEMBER 31,                           APRIL 27 TO
                             ----------------------------------------------------------------------   DECEMBER 31,
                                2012        2011        2012        2011        2012        2011          2012
                             ----------  ----------  ----------  ----------  ----------  ----------  ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (91,143)   (105,479)    (68,622)    (91,562)    (23,785)    (38,038)        (20)
 Net realized gain
   (loss) on investments....    241,907     433,750     875,206      41,916     336,674     321,136        (432)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    512,301    (831,035)  5,182,036  (1,517,899)  1,048,343    (815,548)         61
 Capital gain
   distribution.............         --          --          --          --          --          --           1
                             ----------  ----------  ----------  ----------  ----------  ----------      ------
    Increase (decrease)
     in net assets from
     operations.............    663,065    (502,764)  5,988,620  (1,567,545)  1,361,232    (532,450)       (390)
                             ----------  ----------  ----------  ----------  ----------  ----------      ------
From capital
 transactions (note 4):
 Net premiums...............     13,275      12,916     330,606     179,782     126,748      46,099          --
 Death benefits.............      1,275     (70,274)    (58,034)    (59,192)    (20,110)     (4,502)         --
 Surrenders.................   (567,114)   (763,445) (4,240,764) (6,418,359) (1,488,159) (1,109,426)     (7,036)
 Administrative expenses....    (19,272)    (20,922)   (125,548)   (141,471)    (51,535)    (50,072)         --
 Capital contribution
   (withdrawal).............         --          --          --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (91,929)   (491,604) (5,860,920)   (918,103)    263,374     895,607       9,430
                             ----------  ----------  ----------  ----------  ----------  ----------      ------
    Increase (decrease)
     in net assets from
     capital transactions...   (663,765) (1,333,329) (9,954,660) (7,357,343) (1,169,682)   (222,294)      2,394
                             ----------  ----------  ----------  ----------  ----------  ----------      ------
Increase (decrease) in
 net assets.................       (700) (1,836,093) (3,966,040) (8,924,888)    191,550    (754,744)      2,004
Net assets at beginning
 of year....................  5,710,497   7,546,590  39,324,874  48,249,762  13,587,598  14,342,342          --
                             ----------  ----------  ----------  ----------  ----------  ----------      ------
Net assets at end of year... $5,709,797   5,710,497  35,358,834  39,324,874  13,779,148  13,587,598       2,004
                             ==========  ==========  ==========  ==========  ==========  ==========      ======
Change in units (note 5):
 Units purchased............     11,415      29,204     157,283     547,392     158,335     440,520         953
 Units redeemed.............    (64,495)   (138,160)   (896,815) (1,115,507)   (275,659)   (471,302)       (748)
                             ----------  ----------  ----------  ----------  ----------  ----------      ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (53,080)   (108,956)   (739,532)   (568,115)   (117,324)    (30,782)        205
                             ==========  ==========  ==========  ==========  ==========  ==========      ======

                                                        ALLIANCEBERNSTEIN
                                                     VARIABLE PRODUCTS SERIES
                                                           FUND, INC.
                             ----------------------- ----------------------
                                     INVESCO
                                   VAN KAMPEN           ALLIANCEBERNSTEIN
                                   V.I. VALUE            BALANCED WEALTH
                              OPPORTUNITIES FUND --   STRATEGY PORTFOLIO --
                                SERIES II SHARES             CLASS B
                             ----------------------  ----------------------

                                         YEAR ENDED DECEMBER 31,
                             ----------------------------------------------
                                2012        2011        2012         2011
                             ----------  ----------  ----------   ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (36,051)    (99,778)     20,636       94,843
 Net realized gain
   (loss) on investments....   (399,128)   (947,552)    224,303      629,311
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  1,654,286     580,142   1,948,455   (1,721,269)
 Capital gain
   distribution.............         --          --          --           --
                             ----------  ----------  ----------   ----------
    Increase (decrease)
     in net assets from
     operations.............  1,219,107    (467,188)  2,193,394     (997,115)
                             ----------  ----------  ----------   ----------
From capital
 transactions (note 4):
 Net premiums...............     12,343       5,925     104,789      221,989
 Death benefits.............    (11,174)    (33,818)   (101,855)     (36,247)
 Surrenders................. (1,229,481) (1,681,695) (1,744,098)  (1,288,213)
 Administrative expenses....    (23,204)    (25,845)   (127,937)    (128,478)
 Capital contribution
   (withdrawal).............         --          --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (794,076)   (968,040)    (59,194)  (2,807,069)
                             ----------  ----------  ----------   ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,045,592) (2,703,473) (1,928,295)  (4,038,018)
                             ----------  ----------  ----------   ----------
Increase (decrease) in
 net assets.................   (826,485) (3,170,661)    265,099   (5,035,133)
Net assets at beginning
 of year....................  8,254,945  11,425,606  20,197,175   25,232,308
                             ----------  ----------  ----------   ----------
Net assets at end of year...  7,428,460   8,254,945  20,462,274   20,197,175
                             ==========  ==========  ==========   ==========
Change in units (note 5):
 Units purchased............     35,473      60,806     155,826      301,273
 Units redeemed.............   (209,865)   (310,754)   (368,333)    (742,670)
                             ----------  ----------  ----------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (174,392)   (249,948)   (212,507)    (441,397)
                             ==========  ==========  ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED)
                             --------------------------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN
                                 GLOBAL THEMATIC            GROWTH AND              INTERNATIONAL              LARGE CAP
                                     GROWTH                   INCOME                    VALUE                   GROWTH
                                  PORTFOLIO --             PORTFOLIO --              PORTFOLIO --            PORTFOLIO --
                                     CLASS B                  CLASS B                  CLASS B                  CLASS B
                             ----------------------  ------------------------  -----------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                2012        2011         2012         2011        2012         2011        2012        2011
                             ----------  ----------  -----------  -----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (52,765)    (64,537)    (119,130)    (254,891)   (276,458)   1,674,134    (183,453)   (201,279)
 Net realized gain
   (loss) on investments....    (14,536)     53,883      239,723   (1,784,878) (2,704,887)    (159,144)    548,073     606,478
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    473,794  (1,468,220)   7,441,339    4,760,430  11,587,034  (17,262,252)  1,299,092  (1,056,906)
 Capital gain
   distribution.............         --          --           --           --          --           --          --          --
                             ----------  ----------  -----------  -----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    406,493  (1,478,874)   7,561,932    2,720,661   8,605,689  (15,747,262)  1,663,712    (651,707)
                             ----------  ----------  -----------  -----------  ----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     25,939      49,458       81,147      389,698     484,147      729,006      88,345      40,136
 Death benefits.............    (22,182)    (62,715)    (563,803)    (659,639)    (95,801)    (249,522)   (161,015)   (148,457)
 Surrenders.................   (295,771)   (602,870)  (7,391,883)  (9,998,195) (7,470,570)  (6,391,439) (1,400,141) (2,001,952)
 Administrative expenses....    (13,259)    (19,210)    (116,017)    (124,464)   (426,965)    (336,962)    (27,978)    (30,061)
 Capital contribution
   (withdrawal).............         --          --           --           --          --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    214,457    (543,346)  (2,914,250)  (3,107,864) 15,337,492    6,590,274    (406,010)   (640,244)
                             ----------  ----------  -----------  -----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    (90,816) (1,178,683) (10,904,806) (13,500,464)  7,828,303      341,357  (1,906,799) (2,780,578)
                             ----------  ----------  -----------  -----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................    315,677  (2,657,557)  (3,342,874) (10,779,803) 16,433,992  (15,405,905)   (243,087) (3,432,285)
Net assets at beginning
 of year....................  3,256,992   5,914,549   52,197,571   62,977,374  66,147,765   81,553,670  11,455,846  14,888,131
                             ----------  ----------  -----------  -----------  ----------  -----------  ----------  ----------
Net assets at end of year... $3,572,669   3,256,992   48,854,697   52,197,571  82,581,757   66,147,765  11,212,759  11,455,846
                             ==========  ==========  ===========  ===========  ==========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............     92,782     194,759      153,106      260,656   5,146,720    3,055,749     108,789     168,846
 Units redeemed.............   (100,320)   (293,240)  (1,006,823)  (1,431,708) (3,556,902)  (2,566,790)   (315,298)   (549,372)
                             ----------  ----------  -----------  -----------  ----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (7,538)    (98,481)    (853,717)  (1,171,052)  1,589,818      488,959    (206,509)   (380,526)
                             ==========  ==========  ===========  ===========  ==========  ===========  ==========  ==========

                             -----------------------
                                ALLIANCEBERNSTEIN
                                    SMALL CAP
                                     GROWTH
                                  PORTFOLIO --
                                     CLASS B
                             ----------------------

                             -----------------------
                                2012        2011
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (246,232)   (258,675)
 Net realized gain
   (loss) on investments....  2,798,050   1,417,903
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   (522,647)   (726,320)
 Capital gain
   distribution.............    686,270          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  2,715,441     432,908
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    488,565     663,699
 Death benefits.............    (57,829)   (403,057)
 Surrenders................. (1,527,380) (1,451,289)
 Administrative expenses....    (70,593)    (77,774)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (5,381,508)  1,342,303
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (6,548,745)     73,882
                             ----------  ----------
Increase (decrease) in
 net assets................. (3,833,304)    506,790
Net assets at beginning
 of year.................... 17,204,818  16,698,028
                             ----------  ----------
Net assets at end of year... 13,371,514  17,204,818
                             ==========  ==========
Change in units (note 5):
 Units purchased............    817,867     809,409
 Units redeemed............. (1,314,383)   (784,684)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (496,516)     24,725
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             AMERICAN CENTURY VARIABLE
                                PORTFOLIOS II, INC.                    AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                             ------------------------  -------------------------------------------------------------------------
                                   VP INFLATION           VP INCOME &      VP INTERNATIONAL      VP ULTRA(R)        VP VALUE
                                PROTECTION FUND --      GROWTH FUND --          FUND --            FUND --          FUND --
                                     CLASS II               CLASS I             CLASS I            CLASS I          CLASS I
                             ------------------------  ----------------  --------------------  --------------  -----------------
                                                                   YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------------
                                 2012         2011       2012     2011      2012       2011     2012    2011     2012     2011
                             -----------  -----------  -------  -------  ---------  ---------  ------  ------  -------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   579,543    1,917,477      331     (214)    (9,833)    (4,393) (1,021) (1,040)     404       945
 Net realized gain
   (loss) on investments....   2,380,255    2,368,024    2,938    1,177       (924)    18,216   1,853     724   (2,546)  (16,400)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (299,045)   2,709,046    5,370    2,307    198,293   (160,439)  5,612     124   13,561    15,061
 Capital gain
   distribution.............   2,081,399    1,047,038       --       --         --         --      --      --       --        --
                             -----------  -----------  -------  -------  ---------  ---------  ------  ------  -------  --------
    Increase (decrease)
     in net assets from
     operations.............   4,742,152    8,041,585    8,639    3,270    187,536   (146,616)  6,444    (192)  11,419      (394)
                             -----------  -----------  -------  -------  ---------  ---------  ------  ------  -------  --------
From capital
 transactions (note 4):
 Net premiums...............     418,692      755,259       --       --         --         --      --      --       --        --
 Death benefits.............    (106,232)    (327,093)      --       --         --         --      --      --       --        --
 Surrenders.................  (8,888,630)  (7,097,224) (14,143)  (5,235)  (139,582)   (70,794) (4,004) (2,561) (24,620) (106,299)
 Administrative expenses....    (492,914)    (452,486)    (216)    (200)    (1,777)    (1,877)   (341)   (305)    (225)     (291)
 Capital contribution
   (withdrawal).............          --           --       --       --         --         --      --      --       --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............   7,721,594   (6,999,334)  15,341  (26,024)   (45,065)    76,258  (1,904)    802     (737)   (1,667)
                             -----------  -----------  -------  -------  ---------  ---------  ------  ------  -------  --------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,347,490) (14,120,878)     982  (31,459)  (186,424)     3,587  (6,249) (2,064) (25,582) (108,257)
                             -----------  -----------  -------  -------  ---------  ---------  ------  ------  -------  --------
Increase (decrease) in
 net assets.................   3,394,662   (6,079,293)   9,621  (28,189)     1,112   (143,029)    195  (2,256) (14,163) (108,651)
Net assets at beginning
 of year....................  81,354,391   87,433,684   74,107  102,296  1,031,140  1,174,169  53,643  55,899  102,836   211,487
                             -----------  -----------  -------  -------  ---------  ---------  ------  ------  -------  --------
Net assets at end of year... $84,749,053   81,354,391   83,728   74,107  1,032,252  1,031,140  53,838  53,643   88,673   102,836
                             ===========  ===========  =======  =======  =========  =========  ======  ======  =======  ========
Change in units (note 5):
 Units purchased............   2,123,352    1,591,087    2,034    6,189      9,163     21,137     423     489       --       136
 Units redeemed.............  (2,203,516)  (2,778,187)  (2,171)  (9,161)   (23,634)   (18,659)   (923)   (653)  (1,618)   (7,305)
                             -----------  -----------  -------  -------  ---------  ---------  ------  ------  -------  --------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (80,164)  (1,187,100)    (137)  (2,972)   (14,471)     2,478    (500)   (164)  (1,618)   (7,169)
                             ===========  ===========  =======  =======  =========  =========  ======  ======  =======  ========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                                          BLACKROCK VARIABLE SERIES FUNDS, INC.
                             -----------------------------------------------------------------------------------------------
                                                                                      BLACKROCK
                                    BLACKROCK                 BLACKROCK               LARGE CAP           BLACKROCK VALUE
                                 BASIC VALUE V.I.      GLOBAL ALLOCATION V.I.        GROWTH V.I.        OPPORTUNITIES V.I.
                                     FUND --                   FUND --                 FUND --                FUND --
                                 CLASS III SHARES         CLASS III SHARES        CLASS III SHARES       CLASS III SHARES
                             -----------------------  ------------------------  --------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------------
                                 2012        2011         2012         2011        2012       2011       2012        2011
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (22,717)     (5,596)  (2,033,040)   1,553,704    (13,808)   (30,456)   (123,132)   (147,058)
 Net realized gain
   (loss) on investments....     122,592    (113,634)   2,934,549    6,227,392    131,963    150,603     163,271     187,669
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   1,333,986    (400,163)  31,917,036  (44,794,422)    47,473   (157,902)  1,113,518    (412,281)
 Capital gain
   distribution.............          --          --    1,420,178   11,455,650    237,597      7,480          --          --
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   1,433,861    (519,393)  34,238,723  (25,557,676)   403,225    (30,275)  1,153,657    (371,670)
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      25,850      65,106    2,691,305    4,701,565      5,130     29,467     198,674     867,286
 Death benefits.............      16,365     (65,489)    (813,355)    (719,295)   (13,788)   (87,726)     (7,497)   (305,309)
 Surrenders.................  (1,599,246)   (910,350) (40,429,808) (32,693,098)  (403,950)  (383,008)   (462,456)   (970,747)
 Administrative expenses....     (59,514)    (56,106)  (2,314,699)  (2,366,065)    (8,008)    (8,024)    (42,988)    (43,529)
 Capital contribution
   (withdrawal).............          --          --           --           --         --         --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (526,731)    877,611   (7,843,211)  (1,909,801)    82,354    259,793    (196,494)   (219,926)
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,143,276)    (89,228) (48,709,768) (32,986,694)  (338,262)  (189,498)   (510,761)   (672,225)
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets.................    (709,415)   (608,621) (14,471,045) (58,544,370)    64,963   (219,773)    642,896  (1,043,895)
Net assets at beginning
 of year....................  12,239,626  12,848,247  445,129,951  503,674,321  3,166,516  3,386,289   9,742,413  10,786,308
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
Net assets at end of year... $11,530,211  12,239,626  430,658,906  445,129,951  3,231,479  3,166,516  10,385,309   9,742,413
                             ===========  ==========  ===========  ===========  =========  =========  ==========  ==========
Change in units (note 5):
 Units purchased............     115,403     347,656    2,499,848    4,065,092     82,100    199,392     159,251     358,425
 Units redeemed.............    (303,209)   (340,111)  (6,548,862)  (6,790,603)  (110,049)  (221,922)   (198,177)   (410,731)
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (187,806)      7,545   (4,049,014)  (2,725,511)   (27,949)   (22,530)    (38,926)    (52,306)
                             ===========  ==========  ===========  ===========  =========  =========  ==========  ==========

                                  COLUMBIA FUNDS
                                VARIABLE INSURANCE
                                     TRUST I
                             -----------------------

                                COLUMBIA VARIABLE
                               PORTFOLIO -- MARSICO
                                  GROWTH FUND --
                                     CLASS 1
                             -----------------------

                             ------------------------
                                2012         2011
                             ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (251,545)    (425,799)
 Net realized gain
   (loss) on investments....  1,450,062    2,019,295
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  1,799,443   (2,729,674)
 Capital gain
   distribution.............         --           --
                             ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  2,997,960   (1,136,178)
                             ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     45,673       63,732
 Death benefits.............    (27,597)      79,126
 Surrenders................. (3,282,608)  (4,139,405)
 Administrative expenses....   (102,383)    (110,515)
 Capital contribution
   (withdrawal).............         --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (2,292,489)  (4,879,907)
                             ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (5,659,404)  (8,986,969)
                             ----------  -----------
Increase (decrease) in
 net assets................. (2,661,444) (10,123,147)
Net assets at beginning
 of year.................... 28,612,733   38,735,880
                             ----------  -----------
Net assets at end of year... 25,951,289   28,612,733
                             ==========  ===========
Change in units (note 5):
 Units purchased............     92,748      285,810
 Units redeemed.............   (456,894)    (871,404)
                             ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (364,146)    (585,594)
                             ==========  ===========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   COLUMBIA FUNDS
                                 VARIABLE INSURANCE         DWS VARIABLE
                                TRUST I (CONTINUED)           SERIES I               DWS VARIABLE SERIES II
                             -------------------------  -------------------  -------------------------------------
                                 COLUMBIA VARIABLE
                                PORTFOLIO -- MARSICO                            DWS DREMAN             DWS
                                   INTERNATIONAL            DWS CAPITAL        SMALL MID CAP        LARGE CAP
                               OPPORTUNITIES FUND --       GROWTH VIP --       VALUE VIP --        VALUE VIP --
                                      CLASS 2              CLASS B SHARES     CLASS B SHARES      CLASS B SHARES
                             -------------------------  -------------------  ----------------  -------------------
                                                                PERIOD FROM         YEAR ENDED         PERIOD FROM
                                  YEAR ENDED DECEMBER 31,       APRIL 29 TO        DECEMBER 31,        APRIL 29 TO
                             ---------------------------------  DECEMBER 31, ------------------------  DECEMBER 31,
                                 2012          2011      2012       2011       2012     2011    2012       2011
                             ------------  -----------  ------  ------------ -------  -------  ------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (408,754)    (580,889)    (64)      (100)      (398)    (866)    (95)      (911)
 Net realized gain
   (loss) on investments....     (814,605)    (653,217)   (197)       (42)    (2,917)    (777)   (243)      (377)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    9,464,393  (10,544,847)  1,362     (1,218)    12,053   (3,702)  5,852     (5,816)
 Capital gain
   distribution.............           --           --      --         --         --       --      --         --
                             ------------  -----------  ------     ------    -------  -------  ------     ------
    Increase (decrease)
     in net assets from
     operations.............    8,241,034  (11,778,953)  1,101     (1,360)     8,738   (5,345)  5,514     (7,104)
                             ------------  -----------  ------     ------    -------  -------  ------     ------
From capital
 transactions (note 4):
 Net premiums...............      163,871      438,397      --         --         --       --      --         --
 Death benefits.............     (144,318)    (148,959)     --         --         --       --      --         --
 Surrenders.................   (6,071,738)  (7,427,764) (4,780)      (494)   (24,295) (37,898) (7,882)    (2,089)
 Administrative expenses....     (228,607)    (247,784)    (22)       (10)      (172)    (215)    (94)       (38)
 Capital contribution
   (withdrawal).............           --           --      --         --         --       --      --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (4,006,093)  (1,336,972)    (93)    11,772    (19,749)  18,718     481     83,026
                             ------------  -----------  ------     ------    -------  -------  ------     ------
    Increase (decrease)
     in net assets from
     capital transactions...  (10,286,885)  (8,723,082) (4,895)    11,268    (44,216) (19,395) (7,495)    80,899
                             ------------  -----------  ------     ------    -------  -------  ------     ------
Increase (decrease) in
 net assets.................   (2,045,851) (20,502,035) (3,794)     9,908    (35,478) (24,740) (1,981)    73,795
Net assets at beginning
 of year....................   55,303,137   75,805,172   9,908         --     86,007  110,747  73,795         --
                             ------------  -----------  ------     ------    -------  -------  ------     ------
Net assets at end of year... $ 53,257,286   55,303,137   6,114      9,908     50,529   86,007  71,814     73,795
                             ============  ===========  ======     ======    =======  =======  ======     ======
Change in units (note 5):
 Units purchased............      562,519    1,068,140      --      1,319         75    1,072     326      8,571
 Units redeemed.............   (1,349,799)  (1,382,412)   (516)      (193)    (2,032)  (1,844) (1,089)      (481)
                             ------------  -----------  ------     ------    -------  -------  ------     ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (787,280)    (314,272)   (516)     1,126     (1,957)    (772)   (763)     8,090
                             ============  ===========  ======     ======    =======  =======  ======     ======


                                  DREYFUS
                             ----------------
                                  DREYFUS
                                INVESTMENT
                             PORTFOLIOS MIDCAP
                             STOCK PORTFOLIO --
                              INITIAL SHARES
                             ----------------
                                YEAR ENDED
                               DECEMBER 31,
                             ----------------
                               2012      2011
                             -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (845)     (921)
 Net realized gain
   (loss) on investments....  (1,600)    2,917
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  16,388    (1,497)
 Capital gain
   distribution.............      --        --
                             -------   -------
    Increase (decrease)
     in net assets from
     operations.............  13,943       499
                             -------   -------
From capital
 transactions (note 4):
 Net premiums...............      --        --
 Death benefits.............      --        --
 Surrenders................. (14,333)   (4,145)
 Administrative expenses....    (544)     (574)
 Capital contribution
   (withdrawal).............      --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,957)  (11,918)
                             -------   -------
    Increase (decrease)
     in net assets from
     capital transactions... (17,834)  (16,637)
                             -------   -------
Increase (decrease) in
 net assets.................  (3,891)  (16,138)
Net assets at beginning
 of year....................  87,050   103,188
                             -------   -------
Net assets at end of year...  83,159    87,050
                             =======   =======
Change in units (note 5):
 Units purchased............     371     3,533
 Units redeemed.............  (1,550)   (4,825)
                             -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (1,179)   (1,292)
                             =======   =======


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                        DREYFUS (CONTINUED)
                             -----------------------------------------
                               DREYFUS VARIABLE   THE DREYFUS SOCIALLY
                              INVESTMENT FUND --   RESPONSIBLE GROWTH
                                 MONEY MARKET     FUND, INC. -- INITIAL
                                  PORTFOLIO              SHARES
                             -------------------  --------------------

                             ------------------------------------------
                                2012      2011       2012       2011
                             ---------  --------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (11,862)   (9,872)   (28,936)   (24,989)
 Net realized gain
   (loss) on investments....        --        --     61,589     30,557
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........        --        --    358,482    (27,037)
 Capital gain
   distribution.............        --        --         --         --
                             ---------  --------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   (11,862)   (9,872)   391,135    (21,469)
                             ---------  --------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............        --        --        308        615
 Death benefits.............  (740,905) (517,189)   (23,445)    96,943
 Surrenders.................  (254,049)  (92,737)  (183,793)  (346,652)
 Administrative expenses....    (1,135)   (1,189)   (15,175)   (14,626)
 Capital contribution
   (withdrawal).............        --        --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   958,878   726,091   (146,001)   100,162
                             ---------  --------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (37,211)  114,976   (368,106)  (163,558)
                             ---------  --------  ---------  ---------
Increase (decrease) in
 net assets.................   (49,073)  105,104     23,029   (185,027)
Net assets at beginning
 of year....................   737,075   631,971  3,827,621  4,012,648
                             ---------  --------  ---------  ---------
Net assets at end of year... $ 688,002   737,075  3,850,650  3,827,621
                             =========  ========  =========  =========
Change in units (note 5):
 Units purchased............   121,576   105,992        305     22,672
 Units redeemed.............  (125,506)  (94,294)   (42,905)   (53,279)
                             ---------  --------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (3,930)   11,698    (42,600)   (30,607)
                             =========  ========  =========  =========

                              EATON VANCE VARIABLE
                                      TRUST                    FEDERATED INSURANCE SERIES
                             ----------------------  ----------------------------------------------

                                                        FEDERATED CAPITAL     FEDERATED HIGH INCOME
                                VT FLOATING-RATE     APPRECIATION FUND II --     BOND FUND II --
                                   INCOME FUND           PRIMARY SHARES          PRIMARY SHARES
                             ----------------------  ----------------------  ----------------------
                                YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------
                                2012        2011        2012        2011        2012        2011
                             ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  1,585,479     827,812     (89,707)    (79,768)  1,492,234   1,846,500
 Net realized gain
   (loss) on investments....    244,913     493,104      86,620     127,803     158,067     311,047
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    392,858  (1,065,109)    276,493    (829,552)  1,242,531  (1,263,440)
 Capital gain
   distribution.............    781,643          --     566,296          --          --          --
                             ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  3,004,893     255,807     839,702    (781,517)  2,892,832     894,107
                             ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    516,537     546,823       8,610      53,681       1,580      36,904
 Death benefits.............    (43,515)    (86,604)   (164,366)   (186,865)   (319,524)   (633,016)
 Surrenders................. (6,999,504) (5,391,344) (1,203,621) (1,518,765) (2,232,581) (3,816,911)
 Administrative expenses....   (297,575)    (84,958)    (19,902)    (21,620)    (41,243)    (40,020)
 Capital contribution
   (withdrawal).............         --          --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............ 40,708,574      69,363    (217,719)   (311,671)    578,474      90,612
                             ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... 33,884,517  (4,946,720) (1,596,998) (1,985,240) (2,013,294) (4,362,431)
                             ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets................. 36,889,410  (4,690,913)   (757,296) (2,766,757)    879,538  (3,468,324)
Net assets at beginning
 of year.................... 27,500,989  32,191,902  10,088,943  12,855,700  22,866,067  26,334,391
                             ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... 64,390,399  27,500,989   9,331,647  10,088,943  23,745,605  22,866,067
                             ==========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............  4,576,887     747,842       8,454      21,705     143,668     246,052
 Units redeemed............. (1,564,094) (1,161,347)   (157,270)   (212,000)   (238,613)   (461,068)
                             ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  3,012,793    (413,505)   (148,816)   (190,295)    (94,945)   (215,016)
                             ==========  ==========  ==========  ==========  ==========  ==========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                              FEDERATED INSURANCE SERIES (CONTINUED)
                             -----------------------------------------------------------------------

                              FEDERATED HIGH INCOME      FEDERATED KAUFMANN
                                 BOND FUND II --         FUND II -- SERVICE       FEDERATED MANAGED
                                  SERVICE SHARES               SHARES            VOLATILITY FUND II
                             -----------------------  ------------------------  --------------------
                                                                              YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------
                                 2012        2011         2012         2011        2012       2011
                             -----------  ----------  -----------  -----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ 2,396,245   2,742,957     (393,449)    (535,901)   125,977    214,811
 Net realized gain
   (loss) on investments....     750,458     724,747    4,772,442    1,922,116     53,734     23,782
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   1,360,274  (1,973,729)   1,770,071  (11,286,773)   292,360     29,152
 Capital gain
   distribution.............          --          --           --           --    500,158         --
                             -----------  ----------  -----------  -----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   4,506,977   1,493,975    6,149,064   (9,900,558)   972,229    267,745
                             -----------  ----------  -----------  -----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............     720,423     524,320       44,855      506,621     12,812     67,399
 Death benefits.............     (90,273)   (461,641)      (7,372)     (82,042)  (119,592)  (222,579)
 Surrenders.................  (4,464,746) (4,189,514)  (2,510,183)  (5,922,751)  (890,533)  (889,289)
 Administrative expenses....    (144,248)   (118,796)     (95,277)    (317,099)   (15,439)   (14,657)
 Capital contribution
   (withdrawal).............          --          --           --           --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   4,539,629  (2,006,338) (41,777,723)   2,592,453    497,114    354,300
                             -----------  ----------  -----------  -----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...     560,785  (6,251,969) (44,345,700)  (3,222,818)  (515,638)  (704,826)
                             -----------  ----------  -----------  -----------  ---------  ---------
Increase (decrease) in
 net assets.................   5,067,762  (4,757,994) (38,196,636) (13,123,376)   456,591   (437,081)
Net assets at beginning
 of year....................  34,906,409  39,664,403   59,382,320   72,505,696  8,295,128  8,732,209
                             -----------  ----------  -----------  -----------  ---------  ---------
Net assets at end of year... $39,974,171  34,906,409   21,185,684   59,382,320  8,751,719  8,295,128
                             ===========  ==========  ===========  ===========  =========  =========
Change in units (note 5):
 Units purchased............     939,385     815,352       73,678    1,240,370     64,483     59,242
 Units redeemed.............    (911,094) (1,171,539)  (4,724,433)  (1,276,871)   (91,494)  (108,038)
                             -----------  ----------  -----------  -----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      28,291    (356,187)  (4,650,755)     (36,501)   (27,011)   (48,796)
                             ===========  ==========  ===========  ===========  =========  =========

                               FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                             -----------------------------------------------
                                    VIP ASSET                VIP ASSET
                                   MANAGER/SM/              MANAGER/SM/
                                   PORTFOLIO --            PORTFOLIO --
                                  INITIAL CLASS           SERVICE CLASS 2
                             -----------------------  ----------------------

                             ------------------------------------------------
                                2012         2011        2012        2011
                             ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    154,775      433,353     (86,247)    (37,786)
 Net realized gain
   (loss) on investments....    290,237      309,622     284,629     336,232
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  5,670,969   (3,391,124)  1,122,143  (1,019,297)
 Capital gain
   distribution.............    440,298      315,595     101,563      75,978
                             ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  6,556,279   (2,332,554)  1,422,088    (644,873)
                             ----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     46,216       51,043      18,656     139,398
 Death benefits.............   (557,865)  (1,521,871)      3,291    (253,468)
 Surrenders................. (6,537,505)  (7,294,693) (2,977,911) (3,083,512)
 Administrative expenses....    (64,009)     (72,480)    (28,440)    (32,533)
 Capital contribution
   (withdrawal).............         --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (1,237,086)  (1,768,180)   (216,943)   (467,692)
                             ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (8,350,249) (10,606,181) (3,201,347) (3,697,807)
                             ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets................. (1,793,970) (12,938,735) (1,779,259) (4,342,680)
Net assets at beginning
 of year.................... 61,908,572   74,847,307  14,615,334  18,958,014
                             ----------  -----------  ----------  ----------
Net assets at end of year... 60,114,602   61,908,572  12,836,075  14,615,334
                             ==========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............     37,114       53,355     109,101      97,928
 Units redeemed.............   (319,625)    (468,166)   (361,667)   (392,691)
                             ----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (282,511)    (414,811)   (252,566)   (294,763)
                             ==========  ===========  ==========  ==========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                               FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             --------------------------------------------------------------------------------------------------
                                                                                                               VIP DYNAMIC
                                                                                                                 CAPITAL
                                   VIP BALANCED           VIP CONTRAFUND(R)         VIP CONTRAFUND(R)         APPRECIATION
                                   PORTFOLIO --             PORTFOLIO --              PORTFOLIO --            PORTFOLIO --
                                 SERVICE CLASS 2            INITIAL CLASS            SERVICE CLASS 2         SERVICE CLASS 2
                             -----------------------  ------------------------  ------------------------  --------------------
                                                                               YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                 2012        2011         2012         2011         2012         2011        2012       2011
                             -----------  ----------  -----------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (280,971)   (387,935)    (207,657)    (684,823)  (1,555,622)  (1,031,170)   (27,657)   (36,812)
 Net realized gain
   (loss) on investments....   2,050,525   1,712,212    1,572,143      114,379    4,410,275     (591,735)   242,635     67,226
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   3,316,215  (5,847,637)  16,336,784   (4,311,978)  27,291,956   (3,382,153)   217,305   (119,241)
 Capital gain
   distribution.............   3,698,005     193,762           --           --           --           --         --         --
                             -----------  ----------  -----------  -----------  -----------  -----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   8,783,774  (4,329,598)  17,701,270   (4,882,422)  30,146,609   (5,005,058)   432,283    (88,827)
                             -----------  ----------  -----------  -----------  -----------  -----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............     762,920     680,095       84,192      257,491    1,747,662      698,748     18,948      8,626
 Death benefits.............    (204,067)   (121,323)  (1,433,192)  (1,910,102)    (801,731)    (673,117)    27,478    (71,734)
 Surrenders.................  (7,768,043) (6,499,002) (14,205,409) (16,744,332) (26,994,010) (18,022,052)  (473,170)  (256,267)
 Administrative expenses....    (278,823)   (252,687)    (201,247)    (212,189)  (1,330,273)    (401,148)    (6,215)    (7,281)
 Capital contribution
   (withdrawal).............          --          --           --           --           --           --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   3,157,091   7,347,812   (2,764,935)  (5,387,872) 148,900,381      168,832     73,802   (119,248)
                             -----------  ----------  -----------  -----------  -----------  -----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,330,922)  1,154,895  (18,520,591) (23,997,004) 121,522,029  (18,228,737)  (359,157)  (445,904)
                             -----------  ----------  -----------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in
 net assets.................   4,452,852  (3,174,703)    (819,321) (28,879,426) 151,668,638  (23,233,795)    73,126   (534,731)
Net assets at beginning
 of year....................  70,645,304  73,820,007  124,219,705  153,099,131  115,951,084  139,184,879  2,037,733  2,572,464
                             -----------  ----------  -----------  -----------  -----------  -----------  ---------  ---------
Net assets at end of year... $75,098,156  70,645,304  123,400,384  124,219,705  267,619,722  115,951,084  2,110,859  2,037,733
                             ===========  ==========  ===========  ===========  ===========  ===========  =========  =========
Change in units (note 5):
 Units purchased............   1,540,925   1,780,275      222,866      321,970   19,672,397    1,395,452    140,282     16,326
 Units redeemed.............  (1,919,186) (1,677,901)    (942,962)  (1,275,346)  (6,115,100)  (2,626,620)  (162,289)   (49,128)
                             -----------  ----------  -----------  -----------  -----------  -----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (378,261)    102,374     (720,096)    (953,376)  13,557,297   (1,231,168)   (22,007)   (32,802)
                             ===========  ==========  ===========  ===========  ===========  ===========  =========  =========

                             -------------------------


                                 VIP EQUITY-INCOME
                                   PORTFOLIO --
                                   INITIAL CLASS
                             ------------------------

                             -------------------------
                                 2012         2011
                             -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   1,652,688    1,089,187
 Net realized gain
   (loss) on investments....    (892,129)  (2,019,830)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   7,765,810      830,312
 Capital gain
   distribution.............   6,445,612           --
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  14,971,981     (100,331)
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      42,467      205,362
 Death benefits.............  (1,206,878)  (1,503,542)
 Surrenders................. (11,319,582) (13,879,350)
 Administrative expenses....    (134,677)    (144,605)
 Capital contribution
   (withdrawal).............          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,619,319)  (3,146,408)
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (15,237,989) (18,468,543)
                             -----------  -----------
Increase (decrease) in
 net assets.................    (266,008) (18,568,874)
Net assets at beginning
 of year.................... 100,854,492  119,423,366
                             -----------  -----------
Net assets at end of year... 100,588,484  100,854,492
                             ===========  ===========
Change in units (note 5):
 Units purchased............     130,378      106,240
 Units redeemed.............    (703,171)    (784,094)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (572,793)    (677,854)
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             ------------------------------------------------------------------------------------------------
                                        VIP                       VIP                     VIP                VIP GROWTH
                                   EQUITY-INCOME               GROWTH &                GROWTH &             OPPORTUNITIES
                                    PORTFOLIO --          INCOME PORTFOLIO --     INCOME PORTFOLIO --       PORTFOLIO --
                                  SERVICE CLASS 2            INITIAL CLASS          SERVICE CLASS 2         INITIAL CLASS
                             -------------------------  ----------------------  ----------------------  --------------------

                                                                 YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------------
                                 2012          2011        2012        2011        2012        2011        2012       2011
                             ------------  -----------  ----------  ----------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  1,637,925      302,533     162,714      64,932      63,802     (11,927)  (106,590)  (121,642)
 Net realized gain
   (loss) on investments....      440,833   (1,281,334)    574,329       3,141     458,652      57,535    483,315    242,299
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    5,678,757      817,165   3,040,971      26,555   1,543,180     (92,807) 1,209,893    (41,108)
 Capital gain
   distribution.............    8,956,040           --      11,130          --       7,066          --         --         --
                             ------------  -----------  ----------  ----------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   16,713,555     (161,636)  3,789,144      94,628   2,072,700     (47,199) 1,586,618     79,549
                             ------------  -----------  ----------  ----------  ----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............      601,178      133,598      95,810     140,682      70,112     169,057      3,017      7,251
 Death benefits.............     (475,210)    (417,991)   (360,738)   (488,762)   (157,860)    (97,512)  (149,308)  (238,055)
 Surrenders.................  (13,286,290) (10,649,900) (3,231,037) (3,370,459) (1,642,319) (2,026,258)  (817,030)  (747,359)
 Administrative expenses....     (638,615)    (146,316)    (51,100)    (52,712)    (47,396)    (46,686)   (19,846)   (19,352)
 Capital contribution
   (withdrawal).............           --           --          --          --          --          --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   80,226,735   (5,151,944)   (557,746)    341,494     760,217    (636,547)   223,782    422,927
                             ------------  -----------  ----------  ----------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   66,427,798  (16,232,553) (4,104,811) (3,429,757) (1,017,246) (2,637,946)  (759,385)  (574,588)
                             ------------  -----------  ----------  ----------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................   83,141,353  (16,394,189)   (315,667) (3,335,129)  1,055,454  (2,685,145)   827,233   (495,039)
Net assets at beginning
 of year....................   52,474,305   68,868,494  23,428,181  26,763,310  13,548,094  16,233,239  8,841,913  9,336,952
                             ------------  -----------  ----------  ----------  ----------  ----------  ---------  ---------
Net assets at end of year... $135,615,658   52,474,305  23,112,514  23,428,181  14,603,548  13,548,094  9,669,146  8,841,913
                             ============  ===========  ==========  ==========  ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............   10,664,648      277,191     126,571     203,223     347,257     122,387    156,692    132,524
 Units redeemed.............   (2,939,096)  (1,625,488)   (430,059)   (446,800)   (453,511)   (383,086)  (208,844)  (176,148)
                             ------------  -----------  ----------  ----------  ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    7,725,552   (1,348,297)   (303,488)   (243,577)   (106,254)   (260,699)   (52,152)   (43,624)
                             ============  ===========  ==========  ==========  ==========  ==========  =========  =========

                             ----------------------------------------
                               VIP GROWTH
                              OPPORTUNITIES         VIP GROWTH
                              PORTFOLIO --         PORTFOLIO --
                             SERVICE CLASS 2      INITIAL CLASS
                             --------------- -----------------------
                               PERIOD FROM          YEAR ENDED
                              JANUARY 27 TO        DECEMBER 31,
                              DECEMBER 31,   -----------------------
                                  2012          2012         2011
                             --------------- ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     (409,765)     (505,159)    (697,239)
 Net realized gain
   (loss) on investments....      684,976     1,999,198    1,529,259
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    1,873,143     6,419,570   (1,469,700)
 Capital gain
   distribution.............           --            --      237,200
                               ----------    ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    2,148,354     7,913,609     (400,480)
                               ----------    ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      175,439       119,488      274,553
 Death benefits.............      (37,142)     (499,084)  (1,185,565)
 Surrenders.................   (2,351,470)   (7,085,398)  (7,615,726)
 Administrative expenses....     (150,146)      (89,468)     (97,285)
 Capital contribution
   (withdrawal).............           --            --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............   29,488,228    (1,690,356)  (1,722,676)
                               ----------    ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...   27,124,909    (9,244,818) (10,346,699)
                               ----------    ----------  -----------
Increase (decrease) in
 net assets.................   29,273,263    (1,331,209) (10,747,179)
Net assets at beginning
 of year....................           --    61,235,596   71,982,775
                               ----------    ----------  -----------
Net assets at end of year...   29,273,263    59,904,387   61,235,596
                               ==========    ==========  ===========
Change in units (note 5):
 Units purchased............    3,712,112        92,134      159,967
 Units redeemed.............     (977,170)     (490,082)    (612,707)
                               ----------    ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    2,734,942      (397,948)    (452,740)
                               ==========    ==========  ===========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                     ------------------------
                            VIP GROWTH
                           PORTFOLIO --
                         SERVICE CLASS 2
                     -----------------------
                            YEAR ENDED
                           DECEMBER 31,
                     -----------------------
                         2012        2011
                     -----------  ----------
Increase
 (decrease) in
 net assets
From
 operations:
 Net
   investment
   income
   (expense)........ $  (250,207)   (302,358)
 Net realized
   gain (loss)
   on
   investments......   1,584,970   1,195,796
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...   1,414,530  (1,054,144)
 Capital gain
   distribution.....          --      78,660
                     -----------  ----------
    Increase
     (decrease)
     in net
     assets
     from
     operations.....   2,749,293     (82,046)
                     -----------  ----------
From capital
 transactions
 (note 4):
 Net premiums.......     113,541      58,139
 Death benefits.....     (31,792)   (213,163)
 Surrenders.........  (2,206,975) (4,503,376)

   Administrative
   expenses.........     (47,417)    (46,620)
 Capital
   contribution
   (withdrawal).....          --          --
 Transfers
   between
   subaccounts
   (including
   fixed
   account),
   net..............  (2,815,280)  1,034,601
                     -----------  ----------
    Increase
     (decrease)
     in net
     assets
     from
     capital
     transactions...  (4,987,923) (3,670,419)
                     -----------  ----------
Increase
 (decrease) in
 net assets.........  (2,238,630) (3,752,465)
Net assets at
 beginning of
 year...............  19,927,842  23,680,307
                     -----------  ----------
Net assets at
 end of year........ $17,689,212  19,927,842
                     ===========  ==========
Change in
 units (note
 5):
 Units
   purchased........     325,316     626,690
 Units redeemed.....    (945,395)   (982,160)
                     -----------  ----------
 Net increase
   (decrease)
   in units
   from
   capital
   transactions
   with
   contract
   owners...........    (620,079)   (355,470)
                     ===========  ==========

                                    FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                     --------------------------------------------------------------------------------------------------------------
                         VIP GROWTH       VIP INVESTMENT GRADE     VIP MID CAP           VIP MID CAP
                     STOCK PORTFOLIO --    BOND PORTFOLIO --       PORTFOLIO --         PORTFOLIO --
                      SERVICE CLASS 2       SERVICE CLASS 2       INITIAL CLASS        SERVICE CLASS 2
                     ------------------ -----------------------  ---------------  ------------------------
                        PERIOD FROM
                       JANUARY 27 TO                                      YEAR ENDED DECEMBER 31,
                        DECEMBER 31,    -------------------------------------------------------------------
                            2012            2012        2011       2012    2011       2012         2011
                     ------------------ -----------  ----------  -------  ------  -----------  -----------
Increase
 (decrease) in
 net assets
From
 operations:
 Net
   investment
   income
   (expense)........       (395,771)        669,797     267,592      (31)   (188)  (2,114,966)  (1,854,175)
 Net realized
   gain (loss)
   on
   investments......        575,129         728,355      66,494    1,497      50    3,301,304    5,279,474
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...      3,229,095        (708,183)     15,469      103  (4,371)   1,748,492  (18,321,104)
 Capital gain
   distribution.....             --       3,855,238     380,637    2,125      66   13,623,164      191,973
                         ----------     -----------  ----------  -------  ------  -----------  -----------
    Increase
     (decrease)
     in net
     assets
     from
     operations.....      3,408,453       4,545,207     730,192    3,694  (4,443)  16,557,994  (14,703,832)
                         ----------     -----------  ----------  -------  ------  -----------  -----------
From capital
 transactions
 (note 4):
 Net premiums.......        182,392       1,018,223      44,060      240     240      909,208    1,097,911
 Death benefits.....        (49,426)       (141,770)    (40,450)      --      --   (1,311,546)  (1,373,856)
 Surrenders.........     (3,233,235)    (12,869,511) (1,129,772) (11,845)     --  (18,310,069) (18,487,027)

   Administrative
   expenses.........       (219,142)       (812,821)    (72,001)      --      --     (678,879)    (293,001)
 Capital
   contribution
   (withdrawal).....             --              --          --       --      --           --           --
 Transfers
   between
   subaccounts
   (including
   fixed
   account),
   net..............     38,718,614     134,531,587   3,201,702       18      29   75,314,951  (10,687,190)
                         ----------     -----------  ----------  -------  ------  -----------  -----------
    Increase
     (decrease)
     in net
     assets
     from
     capital
     transactions...     35,399,203     121,725,708   2,003,539  (11,587)    269   55,923,665  (29,743,163)
                         ----------     -----------  ----------  -------  ------  -----------  -----------
Increase
 (decrease) in
 net assets.........     38,807,656     126,270,915   2,733,731   (7,893) (4,174)  72,481,659  (44,446,995)
Net assets at
 beginning of
 year...............             --      16,221,443  13,487,712   35,009  39,183   97,949,598  142,396,593
                         ----------     -----------  ----------  -------  ------  -----------  -----------
Net assets at
 end of year........     38,807,656     142,492,358  16,221,443   27,116  35,009  170,431,257   97,949,598
                         ==========     ===========  ==========  =======  ======  ===========  ===========
Change in
 units (note
 5):
 Units
   purchased........      4,375,744      13,117,489     576,508       10      11    8,080,442      620,491
 Units redeemed.....       (801,222)     (3,086,982)   (411,514)    (495)     --   (2,350,200)  (1,931,855)
                         ----------     -----------  ----------  -------  ------  -----------  -----------
 Net increase
   (decrease)
   in units
   from
   capital
   transactions
   with
   contract
   owners...........      3,574,522      10,030,507     164,994     (485)     11    5,730,242   (1,311,364)
                         ==========     ===========  ==========  =======  ======  ===========  ===========

                     -----------------------
                          VIP OVERSEAS
                          PORTFOLIO --
                          INITIAL CLASS
                     ----------------------


                     -----------------------
                        2012        2011
                     ----------  ----------
Increase
 (decrease) in
 net assets
From
 operations:
 Net
   investment
   income
   (expense)........    127,697     (14,307)
 Net realized
   gain (loss)
   on
   investments......   (479,419)   (225,686)
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...  4,285,923  (4,955,782)
 Capital gain
   distribution.....     76,502      56,307
                     ----------  ----------
    Increase
     (decrease)
     in net
     assets
     from
     operations.....  4,010,703  (5,139,468)
                     ----------  ----------
From capital
 transactions
 (note 4):
 Net premiums.......     23,075      92,770
 Death benefits.....   (119,949)   (220,215)
 Surrenders......... (2,647,166) (3,422,242)

   Administrative
   expenses.........    (31,546)    (36,401)
 Capital
   contribution
   (withdrawal).....         --          --
 Transfers
   between
   subaccounts
   (including
   fixed
   account),
   net..............    115,994  (1,221,639)
                     ----------  ----------
    Increase
     (decrease)
     in net
     assets
     from
     capital
     transactions... (2,659,592) (4,807,727)
                     ----------  ----------
Increase
 (decrease) in
 net assets.........  1,351,111  (9,947,195)
Net assets at
 beginning of
 year............... 22,126,888  32,074,083
                     ----------  ----------
Net assets at
 end of year........ 23,477,999  22,126,888
                     ==========  ==========
Change in
 units (note
 5):
 Units
   purchased........     90,201      69,082
 Units redeemed.....   (223,932)   (299,537)
                     ----------  ----------
 Net increase
   (decrease)
   in units
   from
   capital
   transactions
   with
   contract
   owners...........   (133,731)   (230,455)
                     ==========  ==========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              FIDELITY(R) VARIABLE
                               INSURANCE PRODUCTS
                                FUND (CONTINUED)
                             ----------------------

                                    VIP VALUE
                             STRATEGIES PORTFOLIO --
                                 SERVICE CLASS 2
                             ----------------------

                             -----------------------
                                2012        2011
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (39,225)    (43,346)
 Net realized gain
   (loss) on investments....    234,674      79,395
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    568,040    (706,197)
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    763,489    (670,148)
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     27,430      45,834
 Death benefits.............        865     (62,262)
 Surrenders.................   (411,803)   (962,402)
 Administrative expenses....     (9,243)    (12,786)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  1,066,102     156,682
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    673,351    (834,934)
                             ----------  ----------
Increase (decrease) in
 net assets.................  1,436,840  (1,505,082)
Net assets at beginning
 of year....................  3,057,630   4,562,712
                             ----------  ----------
Net assets at end of year... $4,494,470   3,057,630
                             ==========  ==========
Change in units (note 5):
 Units purchased............    250,184     374,031
 Units redeemed.............   (202,656)   (466,638)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     47,528     (92,607)
                             ==========  ==========


                                                  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                             ----------------------------------------------------------------------------------------------
                                                         FRANKLIN LARGE       FRANKLIN TEMPLETON
                                  FRANKLIN INCOME          CAP GROWTH         VIP FOUNDING FUNDS          MUTUAL SHARES
                                 SECURITIES FUND --     SECURITIES FUND --    ALLOCATION FUND --        SECURITIES FUND --
                                   CLASS 2 SHARES        CLASS 2 SHARES         CLASS 2 SHARES            CLASS 2 SHARES
                             -------------------------  ----------------   ------------------------  -----------------------
                                                      YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------------
                                 2012         2011        2012      2011       2012         2011         2012        2011
                             -----------  ------------  -------   -------  -----------  -----------  -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  25,075,390    23,860,561   (2,385)   (3,196)     947,994   (2,209,337)      49,090     432,754
 Net realized gain
   (loss) on investments....  (3,206,225)   (4,946,803)     382       263      261,149     (506,768)   5,477,768   1,608,065
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  33,953,946   (15,668,769)  38,747    (6,847)  11,963,158   (1,035,387)  (1,792,864) (3,519,437)
 Capital gain
   distribution.............          --            --       --        --           --           --           --          --
                             -----------  ------------  -------   -------  -----------  -----------  -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  55,823,111     3,244,989   36,744    (9,780)  13,172,301   (3,751,492)   3,733,994  (1,478,618)
                             -----------  ------------  -------   -------  -----------  -----------  -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............   2,199,146     2,660,716       --        --      376,663      545,837       80,024     585,410
 Death benefits.............  (1,057,656)   (1,199,413)      --        --     (407,259)    (229,016)    (167,929)    (74,578)
 Surrenders................. (66,602,144)  (61,259,766) (39,537)  (23,842)  (9,264,204)  (6,580,406)  (2,664,765) (4,939,462)
 Administrative expenses....  (1,461,028)   (1,537,410)  (1,076)   (1,120)    (539,079)    (556,862)     (93,286)   (310,983)
 Capital contribution
   (withdrawal).............          --            --       --        --           --           --           --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (26,923,231)  (42,300,473)  (9,588)  (15,698)  (3,537,725)  (5,237,229) (40,035,339) (2,025,400)
                             -----------  ------------  -------   -------  -----------  -----------  -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (93,844,913) (103,636,346) (50,201)  (40,660) (13,371,604) (12,057,676) (42,881,295) (6,765,013)
                             -----------  ------------  -------   -------  -----------  -----------  -----------  ----------
Increase (decrease) in
 net assets................. (38,021,802) (100,391,357) (13,457)  (50,440)    (199,303) (15,809,168) (39,147,301) (8,243,631)
Net assets at beginning
 of year.................... 578,782,792   679,174,149  345,688   396,128  106,352,556  122,161,724   59,134,828  67,378,459
                             -----------  ------------  -------   -------  -----------  -----------  -----------  ----------
Net assets at end of year... 540,760,990   578,782,792  332,231   345,688  106,153,253  106,352,556   19,987,527  59,134,828
                             ===========  ============  =======   =======  ===========  ===========  ===========  ==========
Change in units (note 5):
 Units purchased............   2,134,829     3,214,728      173     3,611      416,124      976,691      165,846     787,001
 Units redeemed.............  (9,809,383)  (12,090,427)  (3,785)   (6,972)  (1,933,633)  (2,388,320)  (4,767,745) (1,408,889)
                             -----------  ------------  -------   -------  -----------  -----------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (7,674,554)   (8,875,699)  (3,612)   (3,361)  (1,517,509)  (1,411,629)  (4,601,899)   (621,888)
                             ===========  ============  =======   =======  ===========  ===========  ===========  ==========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                           FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                             --------------------------------------------------------------------------------------------
                                                                              TEMPLETON GLOBAL
                                TEMPLETON FOREIGN      TEMPLETON FOREIGN       BOND SECURITIES        TEMPLETON GROWTH
                               SECURITIES FUND --     SECURITIES FUND --           FUND --           SECURITIES FUND --
                                 CLASS 1 SHARES         CLASS 2 SHARES         CLASS 1 SHARES          CLASS 2 SHARES
                             ----------------------  --------------------  ----------------------  ----------------------
                                                                            YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------
                                2012        2011        2012       2011       2012        2011        2012        2011
                             ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  165,962      56,160     23,344       (687)    646,954     542,776      59,152     (28,778)
 Net realized gain
   (loss) on investments....   (153,845)     42,217    (29,828)     4,813     257,318     351,337    (248,314)   (207,500)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  1,460,989  (1,398,713)   241,671   (169,193)    666,030  (1,215,317)  2,282,988    (767,941)
 Capital gain
   distribution.............         --          --         --         --      19,863      80,465          --          --
                             ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  1,473,106  (1,300,336)   235,187   (165,067)  1,590,165    (240,739)  2,093,826  (1,004,219)
                             ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      9,222      84,361         --         --       3,889      19,895      36,855      85,776
 Death benefits.............     30,510    (180,111)        --         --    (124,806)    (62,516)     11,937      (8,274)
 Surrenders.................   (970,467) (1,428,244)  (304,304)  (129,197) (1,953,418)   (900,928) (1,128,664)   (803,777)
 Administrative expenses....    (16,742)    (18,462)    (2,832)    (2,719)    (20,614)    (19,342)    (47,315)    (48,025)
 Capital contribution
   (withdrawal).............         --          --         --         --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............     98,252    (363,136)   475,211     65,907     713,430     792,568     568,760    (555,927)
                             ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (849,225) (1,905,592)   168,075    (66,009) (1,381,519)   (170,323)   (558,427) (1,330,227)
                             ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................    623,881  (3,205,928)   403,262   (231,076)    208,646    (411,062)  1,535,399  (2,334,446)
Net assets at beginning
 of year....................  9,374,149  12,580,077  1,284,958  1,516,034  12,164,992  12,576,054  11,548,407  13,882,853
                             ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
Net assets at end of year... $9,998,030   9,374,149  1,688,220  1,284,958  12,373,638  12,164,992  13,083,806  11,548,407
                             ==========  ==========  =========  =========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............    138,204     189,419     66,200     20,456      94,317     119,873     267,794     157,625
 Units redeemed.............   (209,828)   (339,614)   (43,836)   (21,635)   (173,482)   (130,195)   (343,954)   (304,503)
                             ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (71,624)   (150,195)    22,364     (1,179)    (79,165)    (10,322)    (76,160)   (146,878)
                             ==========  ==========  =========  =========  ==========  ==========  ==========  ==========

                              GE INVESTMENTS FUNDS,
                                      INC.
                             ----------------------

                                   CORE VALUE
                                 EQUITY FUND --
                                 CLASS 1 SHARES
                             ----------------------

                             -----------------------
                                2012        2011
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (58,733)   (118,554)
 Net realized gain
   (loss) on investments....    137,269     (12,007)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  1,516,483    (327,907)
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  1,595,019    (458,468)
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     58,812      37,743
 Death benefits.............   (259,992)   (210,398)
 Surrenders................. (1,741,995) (1,866,993)
 Administrative expenses....    (41,210)    (44,686)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (384,049)   (576,308)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,368,434) (2,660,642)
                             ----------  ----------
Increase (decrease) in
 net assets.................   (773,415) (3,119,110)
Net assets at beginning
 of year.................... 14,327,902  17,447,012
                             ----------  ----------
Net assets at end of year... 13,554,487  14,327,902
                             ==========  ==========
Change in units (note 5):
 Units purchased............     46,726      66,337
 Units redeemed.............   (241,286)   (297,143)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (194,560)   (230,806)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                     ------------------------

                          INCOME FUND --
                          CLASS 1 SHARES
                     -----------------------
                            YEAR ENDED
                           DECEMBER 31,
                     -----------------------
                         2012        2011
                     -----------  ----------
Increase
 (decrease) in
 net assets
From
 operations:
 Net
   investment
   income
   (expense)........ $   260,930   1,209,860
 Net realized
   gain (loss)
   on
   investments......     199,879    (202,204)
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...   1,360,070   1,566,035
 Capital gain
   distribution.....          --          --
                     -----------  ----------
    Increase
     (decrease)
     in net
     assets
     from
     operations.....   1,820,879   2,573,691
                     -----------  ----------
From capital
 transactions
 (note 4):
 Net premiums.......     101,909      82,161
 Death benefits.....  (2,438,587)    (44,792)
 Surrenders.........  (6,634,146) (6,333,060)

   Administrative
   expenses.........     (98,441)   (102,729)
 Capital
   contribution
   (withdrawal).....          --          --
 Transfers
   between
   subaccounts
   (including
   fixed
   account),
   net..............    (497,076)    186,648
                     -----------  ----------
    Increase
     (decrease)
     in net
     assets
     from
     capital
     transactions...  (9,566,341) (6,211,772)
                     -----------  ----------
Increase
 (decrease) in
 net assets.........  (7,745,462) (3,638,081)
Net assets at
 beginning of
 year...............  45,799,899  49,437,980
                     -----------  ----------
Net assets at
 end of year........ $38,054,437  45,799,899
                     ===========  ==========
Change in
 units (note
 5):
 Units
   purchased........     331,192     398,181
 Units redeemed.....    (973,809)   (858,039)
                     -----------  ----------
 Net increase
   (decrease)
   in units
   from
   capital
   transactions
   with
   contract
   owners...........    (642,617)   (459,858)
                     ===========  ==========

                                          GE INVESTMENTS FUNDS, INC. (CONTINUED)
                     -------------------------------------------------------------------------------------------------------
                           INTERNATIONAL                MID-CAP
                          EQUITY FUND --            EQUITY FUND --                                    PREMIER GROWTH EQUITY
                          CLASS 1 SHARES            CLASS 1 SHARES            MONEY MARKET FUND      FUND -- CLASS 1 SHARES
                     ------------------------  ------------------------  --------------------------  ----------------------
                     PERIOD FROM               PERIOD FROM               PERIOD FROM
                     JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO         YEAR ENDED DECEMBER 31,
                      APRIL 30,   DECEMBER 31,  AUGUST 3,   DECEMBER 31,  AUGUST 3,    ------------------------------------
                         2012         2011         2012         2011         2012          2011         2012        2011
                     ------------ ------------ ------------ ------------ ------------  ------------  ----------  ----------
Increase
 (decrease) in
 net assets
From
 operations:
 Net
   investment
   income
   (expense)........     (44,427)     (92,752)    (591,582)  (1,080,061)   (1,668,631)   (3,191,996)   (236,576)   (507,821)
 Net realized
   gain (loss)
   on
   investments......  (7,390,720)  (2,212,889)   2,539,461    2,931,905            --            --   2,019,003     741,657
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...   8,118,583      270,547    3,233,658  (13,549,598)           --            --   4,246,025    (480,978)
 Capital gain
   distribution.....          --           --           --    4,833,196            --            --          --          --
                      ----------   ----------  -----------  -----------  ------------  ------------  ----------  ----------
    Increase
     (decrease)
     in net
     assets
     from
     operations.....     683,436   (2,035,094)   5,181,537   (6,864,558)   (1,668,631)   (3,191,996)  6,028,452    (247,142)
                      ----------   ----------  -----------  -----------  ------------  ------------  ----------  ----------
From capital
 transactions
 (note 4):
 Net premiums.......       1,235       11,321      126,360      262,834     1,217,011     7,214,010      79,833     105,296
 Death benefits.....     (27,897)    (116,998)    (315,906)  (1,102,603)  (67,799,184) (105,001,268)   (694,636)   (444,612)
 Surrenders.........    (220,883)  (1,349,345)  (5,535,587) (11,570,998)  (58,135,525) (103,503,836) (4,753,150) (4,785,383)

   Administrative
   expenses.........      (5,172)     (16,311)     (90,368)    (163,263)     (239,400)     (477,150)    (83,217)    (91,679)
 Capital
   contribution
   (withdrawal).....          --           --           --           --            --            --          --          --
 Transfers
   between
   subaccounts
   (including
   fixed
   account),
   net..............  (9,197,204)  (1,316,481) (62,689,943)  (5,204,261)  (68,803,308)  197,019,896  (3,502,413) (1,052,434)
                      ----------   ----------  -----------  -----------  ------------  ------------  ----------  ----------
    Increase
     (decrease)
     in net
     assets
     from
     capital
     transactions...  (9,449,921)  (2,787,814) (68,505,444) (17,778,291) (193,760,406)   (4,748,348) (8,953,583) (6,268,812)
                      ----------   ----------  -----------  -----------  ------------  ------------  ----------  ----------
Increase
 (decrease) in
 net assets.........  (8,766,485)  (4,822,908) (63,323,907) (24,642,849) (195,429,037)   (7,940,344) (2,925,131) (6,515,954)
Net assets at
 beginning of
 year...............   8,766,485   13,589,393   63,323,907   87,966,756   195,429,037   203,369,381  33,683,000  40,198,954
                      ----------   ----------  -----------  -----------  ------------  ------------  ----------  ----------
Net assets at
 end of year........          --    8,766,485           --   63,323,907            --   195,429,037  30,757,869  33,683,000
                      ==========   ==========  ===========  ===========  ============  ============  ==========  ==========
Change in
 units (note
 5):
 Units
   purchased........      24,133       25,350       73,718      298,740    14,975,576    35,242,055     181,545     159,072
 Units redeemed.....    (776,422)    (216,321)  (3,399,123)  (1,146,859)  (32,069,745)  (35,534,777)   (929,193)   (739,947)
                      ----------   ----------  -----------  -----------  ------------  ------------  ----------  ----------
 Net increase
   (decrease)
   in units
   from
   capital
   transactions
   with
   contract
   owners...........    (752,289)    (190,971)  (3,325,405)    (848,119)  (17,094,169)     (292,722)   (747,648)   (580,875)
                      ==========   ==========  ===========  ===========  ============  ============  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                    GE INVESTMENTS FUNDS, INC. (CONTINUED)
                     --------------------------------------------------------------------------------------------------------
                      REAL ESTATE SECURITIES                            SMALL-CAP EQUITY FUND --     TOTAL RETURN FUND --
                      FUND -- CLASS 1 SHARES    S&P 500(R) INDEX FUND       CLASS 1 SHARES              CLASS 1 SHARES
                     -----------------------  ------------------------  ----------------------   ---------------------------
                                                                            YEAR ENDED DECEMBER 31,
                     --------------------------------------------------------------------------------------------------------
                         2012        2011         2012         2011        2012         2011         2012           2011
                     -----------  ----------  -----------  -----------  ----------   ----------  ------------  -------------
Increase
 (decrease) in
 net assets
From
 operations:
 Net
   investment
   income
   (expense)........ $   193,860    (205,386)     657,963      396,505    (611,386)    (706,228)   (1,348,337)      (105,231)
 Net realized
   gain (loss)
   on
   investments......   3,267,567   1,262,186    5,500,323    3,191,593   1,720,374    1,202,643     9,717,443      4,602,709
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...   5,748,232   4,108,776   14,566,727   (2,897,119)    342,505      499,082    93,613,828    (51,724,538)
 Capital gain
   distribution.....          --          --           --           --   3,351,066           --            --             --
                     -----------  ----------  -----------  -----------  ----------   ----------  ------------  -------------
    Increase
     (decrease)
     in net
     assets
     from
     operations.....   9,209,659   5,165,576   20,725,013      690,979   4,802,559      995,497   101,982,934    (47,227,060)
                     -----------  ----------  -----------  -----------  ----------   ----------  ------------  -------------
From capital
 transactions
 (note 4):
 Net premiums.......     344,271     735,081      990,580      357,974      65,583      263,107    15,897,233     20,418,461
 Death benefits.....    (320,304)   (464,971)  (1,942,713)  (2,318,750)   (616,157)    (495,173)   (3,223,016)    (1,045,027)
 Surrenders.........  (7,909,499) (7,558,538) (18,275,302) (22,626,398) (5,262,701)  (6,452,835) (123,904,520)  (138,599,147)

   Administrative
   expenses.........    (203,396)   (190,076)    (357,529)    (339,729)    (94,792)    (108,312)     (635,006)      (725,584)
 Capital
   contribution
   (withdrawal).....          --          --           --           --          --           --            --             --
 Transfers
   between
   subaccounts
   (including
   fixed
   account),
   net..............    (181,700)   (853,572)   1,295,481   (8,814,374) (3,488,563)  (2,434,999)   19,683,128     24,345,446
                     -----------  ----------  -----------  -----------  ----------   ----------  ------------  -------------
    Increase
     (decrease)
     in net
     assets
     from
     capital
     transactions...  (8,270,628) (8,332,076) (18,289,483) (33,741,277) (9,396,630)  (9,228,212)  (92,182,181)   (95,605,851)
                     -----------  ----------  -----------  -----------  ----------   ----------  ------------  -------------
Increase
 (decrease) in
 net assets.........     939,031  (3,166,500)   2,435,530  (33,050,298) (4,594,071)  (8,232,715)    9,800,753   (142,832,911)
Net assets at
 beginning of
 year...............  63,441,802  66,608,302  148,250,504  181,300,802  41,381,100   49,613,815   985,186,301  1,128,019,212
                     -----------  ----------  -----------  -----------  ----------   ----------  ------------  -------------
Net assets at
 end of year........ $64,380,833  63,441,802  150,686,034  148,250,504  36,787,029   41,381,100   994,987,054    985,186,301
                     ===========  ==========  ===========  ===========  ==========   ==========  ============  =============
Change in
 units (note
 5):
 Units
   purchased........     568,179     643,246    1,607,372      736,574     104,623      223,069     7,425,947      7,272,661
 Units redeemed.....    (854,259) (1,060,989)  (2,681,820)  (3,315,999)   (614,150)    (742,723)  (14,793,417)   (15,084,521)
                     -----------  ----------  -----------  -----------  ----------   ----------  ------------  -------------
 Net increase
   (decrease)
   in units
   from
   capital
   transactions
   with
   contract
   owners...........    (286,080)   (417,743)  (1,074,448)  (2,579,425)   (509,527)    (519,654)   (7,367,470)    (7,811,860)
                     ===========  ==========  ===========  ===========  ==========   ==========  ============  =============

                     ----------------------------
                         TOTAL RETURN FUND --
                            CLASS 3 SHARES
                     ----------------------------

                     ----------------------------
                          2012           2011
                     -------------  -------------
Increase
 (decrease) in
 net assets
From
 operations:
 Net
   investment
   income
   (expense)........    (6,785,678)    (5,517,662)
 Net realized
   gain (loss)
   on
   investments......     2,129,595     (3,573,108)
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...   103,519,554    (44,735,319)
 Capital gain
   distribution.....            --             --
                     -------------  -------------
    Increase
     (decrease)
     in net
     assets
     from
     operations.....    98,863,471    (53,826,089)
                     -------------  -------------
From capital
 transactions
 (note 4):
 Net premiums.......    10,182,027     14,157,158
 Death benefits.....    (2,187,608)    (1,269,073)
 Surrenders.........   (89,082,909)   (81,635,942)

   Administrative
   expenses.........    (3,515,598)    (3,597,023)
 Capital
   contribution
   (withdrawal).....            --             --
 Transfers
   between
   subaccounts
   (including
   fixed
   account),
   net..............   (30,878,175)   (26,386,494)
                     -------------  -------------
    Increase
     (decrease)
     in net
     assets
     from
     capital
     transactions...  (115,482,263)   (98,731,374)
                     -------------  -------------
Increase
 (decrease) in
 net assets.........   (16,618,792)  (152,557,463)
Net assets at
 beginning of
 year............... 1,014,141,581  1,166,699,044
                     -------------  -------------
Net assets at
 end of year........   997,522,789  1,014,141,581
                     =============  =============
Change in
 units (note
 5):
 Units
   purchased........     3,389,693      5,741,981
 Units redeemed.....   (15,142,246)   (15,987,359)
                     -------------  -------------
 Net increase
   (decrease)
   in units
   from
   capital
   transactions
   with
   contract
   owners...........   (11,752,553)   (10,245,378)
                     =============  =============

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              GE INVESTMENTS FUNDS,
                                 INC. (CONTINUED)
                             -----------------------  -------------------------
                                                          GENWORTH CALAMOS
                               U.S. EQUITY FUND --         GROWTH FUND --
                                  CLASS 1 SHARES           SERVICE SHARES
                             -----------------------  ------------------------
                                    YEAR ENDED        PERIOD FROM
                                   DECEMBER 31,       JANUARY 1 TO  YEAR ENDED
                             -----------------------  JANUARY 27,  DECEMBER 31,
                                 2012        2011         2012         2011
                             -----------  ----------  ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (85,034)   (249,313)     (24,938)    (345,559)
 Net realized gain
   (loss) on investments....     429,305      82,890      584,170    1,657,656
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   3,255,737  (1,099,501)     577,528   (5,084,483)
 Capital gain
   distribution.............          --          --           --    2,177,207
                             -----------  ----------  -----------   ----------
    Increase (decrease)
     in net assets from
     operations.............   3,600,008  (1,265,924)   1,136,760   (1,595,179)
                             -----------  ----------  -----------   ----------
From capital
 transactions (note 4):
 Net premiums...............     150,542     155,617        7,661      209,937
 Death benefits.............    (279,464)   (523,814)      (1,601)     (54,403)
 Surrenders.................  (3,145,560) (3,533,985)     (89,556)  (1,720,687)
 Administrative expenses....     (66,708)    (69,191)      (7,732)    (115,790)
 Capital contribution
   (withdrawal).............          --          --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,265,468) (1,455,107) (19,516,438)  (1,045,566)
                             -----------  ----------  -----------   ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,606,658) (5,426,480) (19,607,666)  (2,726,509)
                             -----------  ----------  -----------   ----------
Increase (decrease) in
 net assets.................  (1,006,650) (6,692,404) (18,470,906)  (4,321,688)
Net assets at beginning
 of year....................  26,806,067  33,498,471   18,470,906   22,792,594
                             -----------  ----------  -----------   ----------
Net assets at end of year... $25,799,417  26,806,067           --   18,470,906
                             ===========  ==========  ===========   ==========
Change in units (note 5):
 Units purchased............      66,881      96,331       30,203      649,466
 Units redeemed.............    (451,944)   (582,968)  (1,763,666)    (867,737)
                             -----------  ----------  -----------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (385,063)   (486,637)  (1,733,463)    (218,271)
                             ===========  ==========  ===========   ==========

                                       GENWORTH VARIABLE INSURANCE TRUST
                             -------------------------------------------------------------------------------
                                 GENWORTH DAVIS NY       GENWORTH EATON VANCE        GENWORTH ENHANCED
                                  VENTURE FUND --       LARGE CAP VALUE FUND --  INTERNATIONAL INDEX FUND --
                                  SERVICE SHARES            SERVICE SHARES            SERVICE SHARES
                             ------------------------  ------------------------  --------------------------
                             PERIOD FROM               PERIOD FROM               PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO   YEAR ENDED
                             JANUARY 27,  DECEMBER 31, JANUARY 27,  DECEMBER 31, JANUARY 27,   DECEMBER 31,
                                 2012         2011         2012         2011         2012          2011
                             ------------ ------------ ------------ ------------ ------------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................      (8,358)    (64,166)      (56,070)    (171,961)      (4,559)       93,095
 Net realized gain
   (loss) on investments....   1,070,897       2,418     2,704,214      944,154   (2,845,066)       93,292
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (543,093)   (788,608)   (1,113,497)  (4,121,632)   2,942,287    (1,414,971)
 Capital gain
   distribution.............          --          --            --      675,045           --            --
                             -----------   ---------   -----------   ----------   ----------    ----------
    Increase (decrease)
     in net assets from
     operations.............     519,446    (850,356)    1,534,647   (2,674,394)      92,662    (1,228,584)
                             -----------   ---------   -----------   ----------   ----------    ----------
From capital
 transactions (note 4):
 Net premiums...............       8,456     152,581        14,740      451,807       13,500        72,126
 Death benefits.............          --     (43,654)       (5,529)     (77,904)          --        (7,657)
 Surrenders.................     (10,306)   (455,442)     (181,790)  (3,312,527)      (5,548)     (436,507)
 Administrative expenses....      (2,456)    (56,098)      (18,417)    (243,355)        (888)      (20,837)
 Capital contribution
   (withdrawal).............  (3,031,641)     18,934            --           --   (6,623,311)       83,761
 Transfers between
   subaccounts
   (including fixed
   account), net............  (7,402,594)  2,511,978   (42,464,662)   1,394,023   (1,327,352)     (301,435)
                             -----------   ---------   -----------   ----------   ----------    ----------
    Increase (decrease)
     in net assets from
     capital transactions... (10,438,541)  2,128,299   (42,655,658)  (1,787,956)  (7,943,599)     (610,549)
                             -----------   ---------   -----------   ----------   ----------    ----------
Increase (decrease) in
 net assets.................  (9,919,095)  1,277,943   (41,121,011)  (4,462,350)  (7,850,937)   (1,839,133)
Net assets at beginning
 of year....................   9,919,095   8,641,152    41,121,011   45,583,361    7,850,937     9,690,070
                             -----------   ---------   -----------   ----------   ----------    ----------
Net assets at end of year...          --   9,919,095            --   41,121,011           --     7,850,937
                             ===========   =========   ===========   ==========   ==========    ==========
Change in units (note 5):
 Units purchased............      21,285     629,510        13,696      889,919        3,246       129,663
 Units redeemed.............    (765,385)   (440,843)   (4,749,430)  (1,062,927)    (408,694)     (182,433)
                             -----------   ---------   -----------   ----------   ----------    ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (744,100)    188,667    (4,735,734)    (173,008)    (405,448)      (52,770)
                             ===========   =========   ===========   ==========   ==========    ==========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                                           GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                             --------------------------------------------------------------------------------
                                                            GENWORTH LEGG MASON
                               GENWORTH GOLDMAN SACHS     CLEARBRIDGE AGGRESSIVE         GENWORTH PIMCO
                              ENHANCED CORE BOND INDEX        GROWTH FUND --           STOCKSPLUS FUND --
                               FUND -- SERVICE SHARES         SERVICE SHARES             SERVICE SHARES
                             --------------------------  ------------------------  -------------------------
                              PERIOD FROM                PERIOD FROM               PERIOD FROM
                              JANUARY 1 TO   YEAR ENDED  JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO   YEAR ENDED
                              JANUARY 27,   DECEMBER 31, JANUARY 27,  DECEMBER 31, JANUARY 27,   DECEMBER 31,
                                  2012          2011         2012         2011         2012          2011
                             -------------  ------------ ------------ ------------ ------------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    (184,708)     270,334      (54,200)    (756,220)     (211,935)   1,216,203
 Net realized gain
   (loss) on investments....      (297,093)     130,000    2,169,952    1,101,186      (158,643)   3,230,021
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (1,312,998)   6,393,868      533,830   (2,617,264)    6,788,757  (15,490,312)
 Capital gain
   distribution.............            --           --           --    2,733,689            --   12,346,986
                             -------------  -----------  -----------   ----------  ------------  -----------
    Increase (decrease)
     in net assets from
     operations.............    (1,794,799)   6,794,202    2,649,582      461,391     6,418,179    1,302,898
                             -------------  -----------  -----------   ----------  ------------  -----------
From capital
 transactions (note 4):
 Net premiums...............        48,243    1,423,816       14,725      422,841        59,049    1,590,609
 Death benefits.............       (18,311)    (279,276)      (5,473)     (88,631)        5,245     (328,589)
 Surrenders.................      (702,316) (11,395,384)    (180,599)  (3,368,376)     (714,586) (12,329,861)
 Administrative expenses....       (60,704)    (869,675)     (17,887)    (239,856)      (69,819)    (938,758)
 Capital contribution
   (withdrawal).............            --           --           --           --            --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (135,301,327)  (8,548,332) (41,563,859)  (2,342,144) (160,286,291)  (8,094,316)
                             -------------  -----------  -----------   ----------  ------------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (136,034,415) (19,668,851) (41,753,093)  (5,616,166) (161,006,402) (20,100,915)
                             -------------  -----------  -----------   ----------  ------------  -----------
Increase (decrease) in
 net assets.................  (137,829,214) (12,874,649) (39,103,511)  (5,154,775) (154,588,223) (18,798,017)
Net assets at beginning
 of year....................   137,829,214  150,703,863   39,103,511   44,258,286   154,588,223  173,386,240
                             -------------  -----------  -----------   ----------  ------------  -----------
Net assets at end of year... $          --  137,829,214           --   39,103,511            --  154,588,223
                             =============  ===========  ===========   ==========  ============  ===========
Change in units (note 5):
 Units purchased............       288,863    2,611,345        7,041      850,443        33,207    1,860,664
 Units redeemed.............   (11,588,786)  (4,242,109)  (3,287,764)  (1,286,597)  (12,943,309)  (3,457,302)
                             -------------  -----------  -----------   ----------  ------------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (11,299,923)  (1,630,764)  (3,280,723)    (436,154)  (12,910,102)  (1,596,638)
                             =============  ===========  ===========   ==========  ============  ===========

                                                            GOLDMAN SACHS
                                                         VARIABLE INSURANCE
                                                                TRUST
                             ------------------------- ----------------------

                                GENWORTH PYRAMIS(R)      GOLDMAN SACHS LARGE
                                SMALL/MID CAP CORE        CAP VALUE FUND --
                              FUND -- SERVICE SHARES    INSTITUTIONAL SHARES
                             ------------------------  ----------------------
                             PERIOD FROM
                             JANUARY 1 TO       YEAR ENDED DECEMBER 31,
                             JANUARY 27,  -----------------------------------
                                 2012         2011        2012        2011
                             ------------ -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     (54,306)    (568,227)    (14,666)    (35,981)
 Net realized gain
   (loss) on investments....  (2,576,149)   2,309,596     (42,195)   (125,218)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   4,810,418  (13,143,039)  1,414,193    (803,153)
 Capital gain
   distribution.............          --    8,185,773     229,612          --
                             -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   2,179,963   (3,215,897)  1,586,944    (964,352)
                             -----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      14,770      388,466         168      13,769
 Death benefits.............      (5,191)     (78,905)   (141,587)    (86,293)
 Surrenders.................    (181,507)  (3,341,878) (1,032,835) (1,281,750)
 Administrative expenses....     (18,124)    (238,382)    (16,020)    (17,241)
 Capital contribution
   (withdrawal).............          --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (41,432,562)     759,913    (716,978)   (450,616)
                             -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (41,622,614)  (2,510,786) (1,907,252) (1,822,131)
                             -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets................. (39,442,651)  (5,726,683)   (320,308) (2,786,483)
Net assets at beginning
 of year....................  39,442,651   45,169,334   9,728,378  12,514,861
                             -----------  -----------  ----------  ----------
Net assets at end of year...          --   39,442,651   9,408,070   9,728,378
                             ===========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............      12,163    1,269,926      29,872      69,797
 Units redeemed.............  (4,189,661)  (1,442,737)   (209,972)   (248,395)
                             -----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (4,177,498)    (172,811)   (180,100)   (178,598)
                             ===========  ===========  ==========  ==========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                              (CONTINUED)
                             --------------------------------------------  ---------------------

                                                       GOLDMAN SACHS MONEY  JPMORGAN INSURANCE
                               GOLDMAN SACHS MID CAP     MARKET FUND --       TRUST CORE BOND
                                    VALUE FUND           SERVICE SHARES    PORTFOLIO -- CLASS 1
                             ------------------------  ------------------- --------------------
                                    YEAR ENDED             PERIOD FROM
                                   DECEMBER 31,            AUGUST 3 TO
                             ------------------------     DECEMBER 31,     ---------------------
                                 2012         2011            2012            2012       2011
                             -----------  -----------  ------------------- ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (204,627)    (496,667)      (1,312,265)      146,574    210,331
 Net realized gain
   (loss) on investments....     931,085      529,647               --        76,987     57,387
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   7,785,914   (4,909,242)              --       (50,258)    37,064
 Capital gain
   distribution.............          --           --               --            --         --
                             -----------  -----------      -----------     ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   8,512,372   (4,876,262)      (1,312,265)      173,303    304,782
                             -----------  -----------      -----------     ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............     122,708       97,854          576,467            --         --
 Death benefits.............    (751,484)    (431,475)     (38,187,419)           --         --
 Surrenders.................  (7,225,620)  (8,907,763)     (30,263,042)     (805,810)  (472,070)
 Administrative expenses....     (91,603)     (99,807)        (214,899)       (7,453)    (7,944)
 Capital contribution
   (withdrawal).............          --           --               --            --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (422,926)  (1,268,639)     271,010,143       (87,108)  (210,464)
                             -----------  -----------      -----------     ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (8,368,925) (10,609,830)     202,921,250      (900,371)  (690,478)
                             -----------  -----------      -----------     ---------  ---------
Increase (decrease) in
 net assets.................     143,447  (15,486,092)     201,608,985      (727,068)  (385,696)
Net assets at beginning
 of year....................  53,592,062   69,078,154               --     5,280,101  5,665,797
                             -----------  -----------      -----------     ---------  ---------
Net assets at end of year... $53,735,509   53,592,062      201,608,985     4,553,033  5,280,101
                             ===========  ===========      ===========     =========  =========
Change in units (note 5):
 Units purchased............     187,976      433,125       32,291,069        46,317     57,109
 Units redeemed.............    (554,868)    (910,206)     (12,001,042)     (112,854)  (110,104)
                             -----------  -----------      -----------     ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (366,892)    (477,081)      20,290,027       (66,537)   (52,995)
                             ===========  ===========      ===========     =========  =========

                                    JPMORGAN INSURANCE TRUST
                             ---------------------------------------------------------------
                                                       JPMORGAN              JPMORGAN
                              JPMORGAN INSURANCE    INSURANCE TRUST      INSURANCE TRUST
                              TRUST EQUITY INDEX   INTERNATIONAL EQUITY  INTREPID GROWTH
                             PORTFOLIO -- CLASS 1  PORTFOLIO -- CLASS 1 PORTFOLIO -- CLASS 1
                             --------------------  -------------------  -------------------

                                    YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------
                                2012       2011      2012       2011      2012       2011
                             ---------  ---------   -------   -------   --------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (1,029)    (4,737)     235        108     (8,410)   (5,486)
 Net realized gain
   (loss) on investments....   142,621     45,122    2,007     13,338     35,525    17,670
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    94,245    (36,911)  12,699    (23,276)    63,849   (12,011)
 Capital gain
   distribution.............        --         --       --         --         --        --
                             ---------  ---------   -------   -------   --------   -------
    Increase (decrease)
     in net assets from
     operations.............   235,837      3,474   14,941     (9,830)    90,964       173
                             ---------  ---------   -------   -------   --------   -------
From capital
 transactions (note 4):
 Net premiums...............        --         --       --         --         --        --
 Death benefits.............        --         --       --         --         --        --
 Surrenders.................  (257,854)  (137,301)  (6,576)    (7,080)  (147,145)  (32,352)
 Administrative expenses....    (2,143)    (2,504)    (480)      (421)      (692)     (518)
 Capital contribution
   (withdrawal).............        --         --       --         --         --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (550,461)    14,812   (6,797)    (9,917)   151,200    50,228
                             ---------  ---------   -------   -------   --------   -------
    Increase (decrease)
     in net assets from
     capital transactions...  (810,458)  (124,993) (13,853)   (17,418)     3,363    17,358
                             ---------  ---------   -------   -------   --------   -------
Increase (decrease) in
 net assets.................  (574,621)  (121,519)   1,088    (27,248)    94,327    17,531
Net assets at beginning
 of year.................... 2,155,941  2,277,460   81,992    109,240    578,348   560,817
                             ---------  ---------   -------   -------   --------   -------
Net assets at end of year... 1,581,320  2,155,941   83,080     81,992    672,675   578,348
                             =========  =========   =======   =======   ========   =======
Change in units (note 5):
 Units purchased............    17,099     29,132      680      7,735     22,368    14,892
 Units redeemed.............   (96,773)   (41,318)  (1,628)    (8,758)   (21,089)  (13,213)
                             ---------  ---------   -------   -------   --------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (79,674)   (12,186)    (948)    (1,023)     1,279     1,679
                             =========  =========   =======   =======   ========   =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         JPMORGAN INSURANCE TRUST (CONTINUED)
                             -----------------------------------------------------------------------------------
                                  JPMORGAN            JPMORGAN             JPMORGAN            JPMORGAN
                               INSURANCE TRUST     INSURANCE TRUST      INSURANCE TRUST     INSURANCE TRUST
                              INTREPID MID CAP     MID CAP GROWTH        MID CAP VALUE      SMALL CAP CORE
                             PORTFOLIO -- CLASS 1 PORTFOLIO -- CLASS 1 PORTFOLIO -- CLASS 1 PORTFOLIO -- CLASS 1
                             ------------------   -------------------  -------------------  -------------------
                                                                YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------
                                2012       2011     2012       2011      2012       2011     2012       2011
                             ---------   -------   -------   -------    -------   -------    ------     ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (5,941)   (6,161) (10,118)   (10,315)     (735)      (338)    (527)      (389)
 Net realized gain
   (loss) on investments....    24,881    17,253   35,162     29,357    15,008     27,792    1,356        943
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    53,908   (23,075)  40,996    (54,281)    5,065    (24,264)   3,659     (2,423)
 Capital gain
   distribution.............        --        --    6,322         --        --         --       --         --
                             ---------   -------   -------   -------    -------   -------    ------     ------
    Increase (decrease)
     in net assets from
     operations.............    72,848   (11,983)  72,362    (35,239)   19,338      3,190    4,488     (1,869)
                             ---------   -------   -------   -------    -------   -------    ------     ------
From capital
 transactions (note 4):
 Net premiums...............        --        --       --         --        --         --       --         --
 Death benefits.............        --        --       --         --        --         --       --         --
 Surrenders.................   (88,749)  (34,868) (73,590)   (32,272)  (40,533)   (27,801)  (2,632)    (2,855)
 Administrative expenses....      (528)     (509)    (512)      (487)     (378)      (364)     (24)       (47)
 Capital contribution
   (withdrawal).............        --        --       --         --        --         --       --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (22,063)   17,673  (16,674)    35,542     7,703    (13,128)  20,086          1
                             ---------   -------   -------   -------    -------   -------    ------     ------
    Increase (decrease)
     in net assets from
     capital transactions...  (111,340)  (17,704) (90,776)     2,783   (33,208)   (41,293)  17,430     (2,901)
                             ---------   -------   -------   -------    -------   -------    ------     ------
Increase (decrease) in
 net assets.................   (38,492)  (29,687) (18,414)   (32,456)  (13,870)   (38,103)  21,918     (4,770)
Net assets at beginning
 of year....................   545,467   575,154  516,454    548,910   117,780    155,883   25,400     30,170
                             ---------   -------   -------   -------    -------   -------    ------     ------
Net assets at end of year... $ 506,975   545,467  498,040    516,454   103,910    117,780   47,318     25,400
                             =========   =======   =======   =======    =======   =======    ======     ======
Change in units (note 5):
 Units purchased............     5,046    12,100    7,207     13,146       818      3,857    1,492         --
 Units redeemed.............   (15,726)  (13,188) (15,052)   (12,041)   (2,721)    (6,328)    (524)      (192)
                             ---------   -------   -------   -------    -------   -------    ------     ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (10,680)   (1,088)  (7,845)     1,105    (1,903)    (2,471)     968       (192)
                             =========   =======   =======   =======    =======   =======    ======     ======

                             --------------------
                                   JPMORGAN
                                INSURANCE TRUST
                                  U.S. EQUITY
                             PORTFOLIO -- CLASS 1
                             --------------------

                             --------------------
                                2012       2011
                             ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (7,338)   (17,135)
 Net realized gain
   (loss) on investments....   139,255     38,363
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   137,623    (98,045)
 Capital gain
   distribution.............        --         --
                             ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   269,540    (76,817)
                             ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............        --         --
 Death benefits.............        --         --
 Surrenders.................  (274,088)  (128,856)
 Administrative expenses....    (1,626)    (1,947)
 Capital contribution
   (withdrawal).............        --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (653,176)   166,804
                             ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (928,890)    36,001
                             ---------  ---------
Increase (decrease) in
 net assets.................  (659,350)   (40,816)
Net assets at beginning
 of year.................... 2,160,636  2,201,452
                             ---------  ---------
Net assets at end of year... 1,501,286  2,160,636
                             =========  =========
Change in units (note 5):
 Units purchased............    12,316     38,324
 Units redeemed.............   (92,504)   (34,661)
                             ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (80,188)     3,663
                             =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                  JANUS ASPEN SERIES
                             -----------------------------------------------------------------------------

                               BALANCED PORTFOLIO --      BALANCED PORTFOLIO --   ENTERPRISE PORTFOLIO --
                                INSTITUTIONAL SHARES         SERVICE SHARES         INSTITUTIONAL SHARES
                             -------------------------  ------------------------  -----------------------
                                                                                YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------
                                 2012          2011         2012         2011        2012         2011
                             ------------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  1,338,706    1,055,975      917,655      496,032    (725,781)    (804,799)
 Net realized gain
   (loss) on investments....    1,951,943    2,724,176    2,100,104    3,298,405   2,528,678    2,726,970
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    1,019,638   (8,988,103)   2,318,133  (11,802,930)  5,517,523   (3,294,601)
 Capital gain
   distribution.............    7,284,021    5,704,206    9,219,108    7,494,089          --           --
                             ------------  -----------  -----------  -----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   11,594,308      496,254   14,555,000     (514,404)  7,320,420   (1,372,430)
                             ------------  -----------  -----------  -----------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............       77,766      378,142      798,599    1,691,116     101,192       88,503
 Death benefits.............   (2,276,886)  (2,211,263)    (770,659)    (784,163)   (653,033)    (545,265)
 Surrenders.................  (13,710,346) (15,054,896) (16,891,883) (21,025,961) (5,558,412)  (6,627,388)
 Administrative expenses....     (164,447)    (176,806)    (459,419)    (476,423)    (88,076)     (92,966)
 Capital contribution
   (withdrawal).............           --           --           --           --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............     (231,036)    (448,366)  (1,586,379)  (4,895,567) (1,146,663)  (3,077,722)
                             ------------  -----------  -----------  -----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (16,304,949) (17,513,189) (18,909,741) (25,490,998) (7,344,992) (10,254,838)
                             ------------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in
 net assets.................   (4,710,641) (17,016,935)  (4,354,741) (26,005,402)    (24,572) (11,627,268)
Net assets at beginning
 of year....................  101,966,693  118,983,628  133,861,017  159,866,419  49,327,588   60,954,856
                             ------------  -----------  -----------  -----------  ----------  -----------
Net assets at end of year... $ 97,256,052  101,966,693  129,506,276  133,861,017  49,303,016   49,327,588
                             ============  ===========  ===========  ===========  ==========  ===========
Change in units (note 5):
 Units purchased............      137,048      200,500      777,553    1,085,921      87,533       59,835
 Units redeemed.............     (781,475)    (945,052)  (2,110,127)  (2,979,050)   (370,912)    (566,478)
                             ------------  -----------  -----------  -----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (644,427)    (744,552)  (1,332,574)  (1,893,129)   (283,379)    (506,643)
                             ============  ===========  ===========  ===========  ==========  ===========

                             -----------------------------------------------
                                                            FLEXIBLE
                             ENTERPRISE PORTFOLIO --    BOND PORTFOLIO --
                                 SERVICE SHARES       INSTITUTIONAL SHARES
                             ----------------------  ----------------------

                             -----------------------------------------------
                                2012        2011        2012        2011
                             ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (76,854)    (96,643)    441,968     535,571
 Net realized gain
   (loss) on investments....    399,734     705,415      90,160     150,279
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    382,029    (787,024)    505,410    (816,382)
 Capital gain
   distribution.............         --          --     417,776   1,325,047
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    704,909    (178,252)  1,455,314   1,194,515
                             ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     21,759     156,494      30,730      10,304
 Death benefits.............   (172,823)   (208,068)   (334,657)   (303,019)
 Surrenders................. (1,143,895) (1,413,845) (2,651,129) (3,116,582)
 Administrative expenses....     (6,874)     (8,187)    (32,875)    (33,116)
 Capital contribution
   (withdrawal).............         --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (72,338)    (56,051)  1,037,380    (312,032)
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,374,171) (1,529,657) (1,950,551) (3,754,445)
                             ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................   (669,262) (1,707,909)   (495,237) (2,559,930)
Net assets at beginning
 of year....................  5,081,582   6,789,491  22,216,892  24,776,822
                             ----------  ----------  ----------  ----------
Net assets at end of year...  4,412,320   5,081,582  21,721,655  22,216,892
                             ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     29,559     245,736     101,930     122,829
 Units redeemed.............   (210,663)   (448,849)   (187,934)   (298,299)
                             ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (181,104)   (203,113)    (86,004)   (175,470)
                             ==========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                           JANUS ASPEN SERIES (CONTINUED)
                             ---------------------------------------------------------------------------------------------------
                                                                                   GLOBAL TECHNOLOGY
                                FORTY PORTFOLIO --        FORTY PORTFOLIO --         PORTFOLIO --          JANUS PORTFOLIO --
                               INSTITUTIONAL SHARES         SERVICE SHARES          SERVICE SHARES        INSTITUTIONAL SHARES
                             ------------------------  -----------------------  ----------------------  -----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------------
                                 2012         2011        2012         2011        2012        2011        2012         2011
                             -----------  -----------  ----------  -----------  ----------  ----------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (338,664)    (512,589)   (610,551)    (701,319)    (91,512)   (109,901)   (455,007)    (480,611)
 Net realized gain
   (loss) on investments....   2,522,847    2,176,136   2,878,116    1,550,345     361,105     720,245   1,414,634    1,405,826
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   6,363,791   (5,227,894)  7,853,209   (4,774,532)    732,836  (1,335,648)  6,236,024   (4,511,335)
 Capital gain
   distribution.............          --           --          --           --          --          --     875,627           --
                             -----------  -----------  ----------  -----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   8,547,974   (3,564,347) 10,120,774   (3,925,506)  1,002,429    (725,304)  8,071,278   (3,586,120)
                             -----------  -----------  ----------  -----------  ----------  ----------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      95,138      115,417     322,519      545,119      53,786       7,785     111,609      262,335
 Death benefits.............  (1,190,902)  (1,183,951)   (324,170)    (369,180)   (246,715)   (124,572)   (778,536)  (1,227,408)
 Surrenders.................  (5,044,863)  (5,716,374) (5,600,718)  (5,283,383)   (784,835)   (958,244) (5,323,534)  (7,335,592)
 Administrative expenses....     (76,306)     (81,185)   (260,780)    (228,191)    (12,651)    (14,920)    (91,861)     (98,545)
 Capital contribution
   (withdrawal).............          --           --          --           --          --          --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (770,197)  (2,754,618)  4,382,219   (1,199,849)   (274,523)   (279,534) (1,612,623)  (2,028,660)
                             -----------  -----------  ----------  -----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (6,987,130)  (9,620,711) (1,480,930)  (6,535,484) (1,264,938) (1,369,485) (7,694,945) (10,427,870)
                             -----------  -----------  ----------  -----------  ----------  ----------  ----------  -----------
Increase (decrease) in
 net assets.................   1,560,844  (13,185,058)  8,639,844  (10,460,990)   (262,509) (2,094,789)    376,333  (14,013,990)
Net assets at beginning
 of year....................  39,819,375   53,004,433  44,050,341   54,511,331   6,061,136   8,155,925  49,567,914   63,581,904
                             -----------  -----------  ----------  -----------  ----------  ----------  ----------  -----------
Net assets at end of year... $41,380,219   39,819,375  52,690,185   44,050,341   5,798,627   6,061,136  49,944,247   49,567,914
                             ===========  ===========  ==========  ===========  ==========  ==========  ==========  ===========
Change in units (note 5):
 Units purchased............     110,032       54,845   1,625,216      823,827      83,377     459,995      50,297       72,646
 Units redeemed.............    (443,450)    (543,983) (1,668,496)  (1,357,995)   (327,329)   (741,624)   (526,482)    (798,056)
                             -----------  -----------  ----------  -----------  ----------  ----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (333,418)    (489,138)    (43,280)    (534,168)   (243,952)   (281,629)   (476,185)    (725,410)
                             ===========  ===========  ==========  ===========  ==========  ==========  ==========  ===========

                             ----------------------

                               JANUS PORTFOLIO --
                                 SERVICE SHARES
                             ---------------------

                             ----------------------
                                2012       2011
                             ---------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (46,853)    (53,134)
 Net realized gain
   (loss) on investments....   204,798     203,440
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   420,847    (458,334)
 Capital gain
   distribution.............    70,561          --
                             ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............   649,353    (308,028)
                             ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............    22,250      56,555
 Death benefits.............  (117,501)      3,961
 Surrenders.................  (738,733)   (991,737)
 Administrative expenses....    (7,012)     (7,103)
 Capital contribution
   (withdrawal).............        --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (83,807)     (4,954)
                             ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (924,803)   (943,278)
                             ---------  ----------
Increase (decrease) in
 net assets.................  (275,450) (1,251,306)
Net assets at beginning
 of year.................... 4,114,769   5,366,075
                             ---------  ----------
Net assets at end of year... 3,839,319   4,114,769
                             =========  ==========
Change in units (note 5):
 Units purchased............     6,215      22,465
 Units redeemed.............  (130,063)   (160,344)
                             ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (123,848)   (137,879)
                             =========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                               JANUS ASPEN SERIES (CONTINUED)
                             -------------------------------------------------------------------------------------------------



                               OVERSEAS PORTFOLIO --    OVERSEAS PORTFOLIO --   WORLDWIDE PORTFOLIO --  WORLDWIDE PORTFOLIO --
                               INSTITUTIONAL SHARES        SERVICE SHARES        INSTITUTIONAL SHARES       SERVICE SHARES
                             ------------------------  ----------------------  -----------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                 2012         2011        2012        2011        2012         2011        2012        2011
                             -----------  -----------  ----------  ----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (408,683)    (771,935)    (66,371)   (137,494)   (289,651)    (522,219)    (40,106)    (64,988)
 Net realized gain
   (loss) on investments....  (1,159,223)   3,331,925     449,850   1,733,836    (528,194)    (182,014)      7,372      78,097
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   1,862,123  (32,440,193)   (353,367) (6,053,011)  9,555,650   (8,581,122)    817,463    (934,911)
 Capital gain
   distribution.............   5,557,944      760,924     732,292     118,501          --           --          --          --
                             -----------  -----------  ----------  ----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   5,852,161  (29,119,279)    762,404  (4,338,168)  8,737,805   (9,285,355)    784,729    (921,802)
                             -----------  -----------  ----------  ----------  ----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      33,157      253,581          --          --      72,847      103,111      26,163       7,882
 Death benefits.............    (729,306)  (1,105,390)   (174,004)   (181,526) (1,010,564)    (821,341)   (177,794)    (72,501)
 Surrenders.................  (5,613,791)  (9,250,554) (1,201,597) (2,360,253) (5,817,564)  (7,413,905)   (770,895)   (869,363)
 Administrative expenses....     (80,873)    (104,493)    (15,726)    (28,510)    (81,582)     (95,623)     (7,111)     (8,613)
 Capital contribution
   (withdrawal).............          --           --          --          --          --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,846,141)  (6,010,104)   (698,726) (1,465,494) (1,225,862)  (1,933,077)   (234,685)     20,139
                             -----------  -----------  ----------  ----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (9,236,954) (16,216,960) (2,090,053) (4,035,783) (8,062,725) (10,160,835) (1,164,322)   (922,456)
                             -----------  -----------  ----------  ----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................  (3,384,793) (45,336,239) (1,327,649) (8,373,951)    675,080  (19,446,190)   (379,593) (1,844,258)
Net assets at beginning
 of year....................  53,699,203   99,035,442   7,619,356  15,993,307  51,192,330   70,638,520   4,955,506   6,799,764
                             -----------  -----------  ----------  ----------  ----------  -----------  ----------  ----------
Net assets at end of year... $50,314,410   53,699,203   6,291,707   7,619,356  51,867,410   51,192,330   4,575,913   4,955,506
                             ===========  ===========  ==========  ==========  ==========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............     118,300      154,544       2,344       1,915      91,003       54,114      38,469      89,531
 Units redeemed.............    (456,847)    (640,845)   (145,409)   (231,193)   (511,244)    (615,625)   (232,644)   (234,438)
                             -----------  -----------  ----------  ----------  ----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (338,547)    (486,301)   (143,065)   (229,278)   (420,241)    (561,511)   (194,175)   (144,907)
                             ===========  ===========  ==========  ==========  ==========  ===========  ==========  ==========

                              LEGG MASON PARTNERS
                             VARIABLE EQUITY TRUST
                             ---------------------
                                   LEGG MASON
                              CLEARBRIDGE VARIABLE
                               AGGRESSIVE GROWTH
                                  PORTFOLIO --
                                    CLASS II
                             ---------------------

                             ----------------------
                                2012        2011
                             ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (79,282)   (93,633)
 Net realized gain
   (loss) on investments....    402,998    276,400
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    350,379   (377,650)
 Capital gain
   distribution.............    183,461         --
                             ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............    857,556   (194,883)
                             ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............      3,285     10,947
 Death benefits.............     11,252    (14,749)
 Surrenders.................   (770,640)  (857,175)
 Administrative expenses....    (16,372)   (15,940)
 Capital contribution
   (withdrawal).............         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (667,991)   604,301
                             ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions... (1,440,466)  (272,616)
                             ----------  ---------
Increase (decrease) in
 net assets.................   (582,910)  (467,499)
Net assets at beginning
 of year....................  5,388,306  5,855,805
                             ----------  ---------
Net assets at end of year...  4,805,396  5,388,306
                             ==========  =========
Change in units (note 5):
 Units purchased............     40,291    182,045
 Units redeemed.............   (131,801)  (226,442)
                             ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (91,510)   (44,397)
                             ==========  =========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                 LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CONTINUED)
                             --------------------------------------------------------------------------------------------
                                   LEGG MASON             LEGG MASON             LEGG MASON              LEGG MASON
                              CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE    CLEARBRIDGE VARIABLE
                                 EQUITY INCOME          EQUITY INCOME        FUNDAMENTAL ALL CAP       LARGE CAP VALUE
                              BUILDER PORTFOLIO --   BUILDER PORTFOLIO --    VALUE PORTFOLIO --         PORTFOLIO --
                                    CLASS I                CLASS II                CLASS I                 CLASS I
                             ---------------------  ---------------------  ----------------------  ----------------------
                                                                            YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------
                                2012        2011       2012       2011        2012        2011        2012        2011
                             ----------  ---------  ---------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   87,843     91,689     51,793      69,927       1,222     (28,575)     79,004      76,979
 Net realized gain
   (loss) on investments....    (39,060)  (157,290)   (74,539)   (303,883)    (67,341)   (128,573)    295,310     134,892
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    603,679    372,324    819,220     652,047     870,061    (415,543)  1,024,951     173,676
 Capital gain
   distribution.............         --         --         --          --          --          --       9,895          --
                             ----------  ---------  ---------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    652,462    306,723    796,474     418,091     803,942    (572,691)  1,409,160     385,547
                             ----------  ---------  ---------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     13,600     61,341     30,000      40,400     202,923      36,357       2,610      13,540
 Death benefits.............     19,461     (5,493)     3,037     (13,325)     (4,827)    (90,684)     81,980     (99,577)
 Surrenders.................   (985,046)  (613,706)  (932,711)   (874,240)   (608,474)   (831,959) (1,150,109)   (977,133)
 Administrative expenses....    (11,028)    (8,579)    (9,364)     (8,395)    (24,381)    (25,966)    (16,974)    (17,600)
 Capital contribution
   (withdrawal).............         --         --         --          --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  1,238,488    684,816    161,781    (414,167)   (696,354)   (701,401)   (132,398)   (172,916)
                             ----------  ---------  ---------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    275,475    118,379   (747,257) (1,269,727) (1,131,113) (1,613,653) (1,214,891) (1,253,686)
                             ----------  ---------  ---------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................    927,937    425,102     49,217    (851,636)   (327,171) (2,186,344)    194,269    (868,139)
Net assets at beginning
 of year....................  5,086,218  4,661,116  7,131,310   7,982,946   6,578,458   8,764,802  10,002,896  10,871,035
                             ----------  ---------  ---------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... $6,014,155  5,086,218  7,180,527   7,131,310   6,251,287   6,578,458  10,197,165  10,002,896
                             ==========  =========  =========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............    185,832    111,036    118,281     114,649      48,604      56,441      57,200      67,200
 Units redeemed.............   (157,830)   (96,962)  (199,594)   (260,977)   (180,933)   (246,305)   (134,229)   (150,506)
                             ----------  ---------  ---------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     28,002     14,074    (81,313)   (146,328)   (132,329)   (189,864)    (77,029)    (83,306)
                             ==========  =========  =========  ==========  ==========  ==========  ==========  ==========

                               LEGG MASON PARTNERS
                              VARIABLE INCOME TRUST
                             ----------------------

                                  WESTERN ASSET
                               VARIABLE STRATEGIC
                                BOND PORTFOLIO --
                                     CLASS I
                             ----------------------

                             -----------------------
                                2012        2011
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    185,430     295,524
 Net realized gain
   (loss) on investments....    141,257      54,769
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    560,550     382,928
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    887,237     733,221
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............        150         475
 Death benefits.............   (183,520)   (166,667)
 Surrenders................. (1,175,877) (1,869,410)
 Administrative expenses....    (22,847)    (21,841)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    775,856   1,046,927
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (606,238) (1,010,516)
                             ----------  ----------
Increase (decrease) in
 net assets.................    280,999    (277,295)
Net assets at beginning
 of year.................... 14,295,126  14,572,421
                             ----------  ----------
Net assets at end of year... 14,576,125  14,295,126
                             ==========  ==========
Change in units (note 5):
 Units purchased............    115,816     153,085
 Units redeemed.............   (149,545)   (220,453)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (33,729)    (67,368)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                      MFS(R) VARIABLE INSURANCE TRUST
                             ---------------------------------------------------------------------------------------------
                                 MFS(R) INVESTORS        MFS(R) INVESTORS      MFS(R) NEW DISCOVERY   MFS(R) STRATEGIC
                              GROWTH STOCK SERIES --      TRUST SERIES --            SERIES --        INCOME SERIES --
                               SERVICE CLASS SHARES    SERVICE CLASS SHARES    SERVICE CLASS SHARES   SERVICE CLASS SHARES
                             -----------------------  ----------------------  ----------------------  -------------------
                                                                          YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------
                                 2012        2011        2012        2011        2012        2011        2012      2011
                             -----------  ----------  ----------  ----------  ----------  ----------   -------   ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (123,862)   (137,062)    (65,310)    (74,470)   (334,452)   (454,013)   3,311     3,080
 Net realized gain
   (loss) on investments....     521,529     481,041     375,025     377,639     338,857   2,060,421    1,314       288
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     462,124    (441,308)    896,813    (608,440)  1,905,874  (8,519,721)   2,208    (1,039)
 Capital gain
   distribution.............     442,360          --          --          --   2,017,835   3,452,411       --        --
                             -----------  ----------  ----------  ----------  ----------  ----------   -------    ------
    Increase (decrease)
     in net assets from
     operations.............   1,302,151     (97,329)  1,206,528    (305,271)  3,928,114  (3,460,902)   6,833     2,329
                             -----------  ----------  ----------  ----------  ----------  ----------   -------    ------
From capital
 transactions (note 4):
 Net premiums...............      20,030      35,731      20,626     138,873     190,925     227,110       --        --
 Death benefits.............    (134,232)    (31,981)   (103,774)   (131,736)   (221,719)   (114,720)      --        --
 Surrenders.................  (1,432,988) (1,442,184) (1,251,059) (1,781,891) (3,426,093) (4,620,936) (12,020)     (761)
 Administrative expenses....     (18,824)    (21,863)    (16,683)    (18,352)    (50,241)    (67,186)    (245)     (240)
 Capital contribution
   (withdrawal).............          --          --          --          --          --          --       --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (532,843)   (426,330)   (420,971)   (327,952) (2,185,245)   (236,692)     206      (478)
                             -----------  ----------  ----------  ----------  ----------  ----------   -------    ------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,098,857) (1,886,627) (1,771,861) (2,121,058) (5,692,373) (4,812,424) (12,059)   (1,479)
                             -----------  ----------  ----------  ----------  ----------  ----------   -------    ------
Increase (decrease) in
 net assets.................    (796,706) (1,983,956)   (565,333) (2,426,329) (1,764,259) (8,273,326)  (5,226)      850
Net assets at beginning
 of year....................   9,467,816  11,451,772   7,829,993  10,256,322  22,863,848  31,137,174   77,864    77,014
                             -----------  ----------  ----------  ----------  ----------  ----------   -------    ------
Net assets at end of year... $ 8,671,110   9,467,816   7,264,660   7,829,993  21,099,589  22,863,848   72,638    77,864
                             ===========  ==========  ==========  ==========  ==========  ==========   =======    ======
Change in units (note 5):
 Units purchased............      32,248      91,731      16,047      51,837     508,445     658,123      137       717
 Units redeemed.............    (253,154)   (310,816)   (179,297)   (255,887)   (893,704) (1,029,940)    (945)     (823)
                             -----------  ----------  ----------  ----------  ----------  ----------   -------    ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (220,906)   (219,085)   (163,250)   (204,050)   (385,259)   (371,817)    (808)     (106)
                             ===========  ==========  ==========  ==========  ==========  ==========   =======    ======

                             ------------------------
                                   MFS(R) TOTAL
                                 RETURN SERIES --
                               SERVICE CLASS SHARES
                             -----------------------

                             ------------------------
                                2012         2011
                             ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    375,723      265,618
 Net realized gain
   (loss) on investments....    570,996     (111,352)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  4,395,225     (306,671)
 Capital gain
   distribution.............         --           --
                             ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  5,341,944     (152,405)
                             ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    426,333      258,406
 Death benefits.............    (49,991)    (361,985)
 Surrenders................. (8,894,766)  (8,578,166)
 Administrative expenses....   (194,991)    (192,100)
 Capital contribution
   (withdrawal).............         --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............    715,212   (3,138,666)
                             ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (7,998,203) (12,012,511)
                             ----------  -----------
Increase (decrease) in
 net assets................. (2,656,259) (12,164,916)
Net assets at beginning
 of year.................... 63,218,602   75,383,518
                             ----------  -----------
Net assets at end of year... 60,562,343   63,218,602
                             ==========  ===========
Change in units (note 5):
 Units purchased............    534,764      642,120
 Units redeemed............. (1,225,735)  (1,777,741)
                             ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (690,971)  (1,135,621)
                             ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 MFS(R) VARIABLE
                                 INSURANCE TRUST
                                   (CONTINUED)                                      OPPENHEIMER VARIABLE ACCOUNT FUNDS
                             -----------------------  -----------------------------------------------------------------------
                                 MFS(R) UTILITIES      OPPENHEIMER BALANCED    OPPENHEIMER BALANCED     OPPENHEIMER CAPITAL
                                    SERIES --               FUND/VA --          FUND/VA -- SERVICE    APPRECIATION FUND/VA --
                               SERVICE CLASS SHARES     NON-SERVICE SHARES            SHARES            NON-SERVICE SHARES
                             -----------------------  ----------------------  ----------------------  ----------------------
                                                                             YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------------
                                 2012        2011        2012        2011        2012        2011        2012        2011
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ 1,343,565     440,962      (9,497)    168,240    (246,947)     65,135    (269,825)   (400,598)
 Net realized gain
   (loss) on investments....     816,795     945,299    (467,465)   (766,899)   (852,612) (1,391,477)  1,194,760   1,071,619
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     881,721     264,981   2,076,179     512,047   4,234,091     807,429   3,358,954  (1,538,709)
 Capital gain
   distribution.............          --          --          --          --          --          --          --          --
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   3,042,081   1,651,242   1,599,217     (86,612)  3,134,532    (518,913)  4,283,889    (867,688)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     208,812     267,302       2,224      56,690     286,382     169,348      51,105      35,045
 Death benefits.............    (253,189)   (536,738)   (118,032)   (222,907)       (958)    (95,449)   (388,811)   (270,001)
 Surrenders.................  (4,084,971) (4,671,931) (1,968,035) (2,129,154) (4,790,234) (4,608,710) (3,693,408) (4,520,382)
 Administrative expenses....     (77,360)    (83,363)    (23,488)    (25,719)    (89,873)    (90,411)    (52,422)    (55,870)
 Capital contribution
   (withdrawal).............          --          --          --          --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,748,768)    161,171    (368,881)   (146,395) (1,122,177)   (874,278)   (847,499) (1,450,988)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (6,955,476) (4,863,559) (2,476,212) (2,467,485) (5,716,860) (5,499,500) (4,931,035) (6,262,196)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  (3,913,395) (3,212,317)   (876,995) (2,554,097) (2,582,328) (6,018,413)   (647,146) (7,129,884)
Net assets at beginning
 of year....................  30,051,477  33,263,794  15,912,425  18,466,522  33,312,155  39,330,568  35,089,187  42,219,071
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... $26,138,082  30,051,477  15,035,430  15,912,425  30,729,827  33,312,155  34,442,041  35,089,187
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     124,193     331,714      43,579      36,750     410,734     467,943     110,419     209,267
 Units redeemed.............    (488,894)   (585,464)   (171,471)   (147,335) (1,040,247) (1,123,830)   (300,987)   (426,393)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (364,701)   (253,750)   (127,892)   (110,585)   (629,513)   (655,887)   (190,568)   (217,126)
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ==========



                             -----------------------
                               OPPENHEIMER CAPITAL
                              APPRECIATION FUND/VA
                                -- SERVICE SHARES
                             ----------------------

                             -----------------------
                                2012        2011
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (81,894)   (113,360)
 Net realized gain
   (loss) on investments....    362,815     237,035
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    530,590    (310,883)
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    811,511    (187,208)
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     10,203      20,471
 Death benefits.............     (8,766)    (29,623)
 Surrenders................. (1,233,231) (1,295,318)
 Administrative expenses....    (30,032)    (30,968)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (471,641)   (369,767)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,733,467) (1,705,205)
                             ----------  ----------
Increase (decrease) in
 net assets.................   (921,956) (1,892,413)
Net assets at beginning
 of year....................  7,045,928   8,938,341
                             ----------  ----------
Net assets at end of year...  6,123,972   7,045,928
                             ==========  ==========
Change in units (note 5):
 Units purchased............     35,569      56,900
 Units redeemed.............   (175,975)   (187,579)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (140,406)   (130,679)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                             --------------------------------------------------
                                 OPPENHEIMER CORE
                                 BOND FUND/VA --         OPPENHEIMER GLOBAL
                                   NON-SERVICE          SECURITIES FUND/VA --
                                      SHARES               SERVICE SHARES
                             -----------------------  ------------------------

                                          YEAR ENDED DECEMBER 31,
                             -------------------------------------------------
                                 2012        2011         2012         2011
                             -----------  ----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   605,620     854,720      288,685     (572,174)
 Net realized gain
   (loss) on investments....    (205,052)   (694,275)   3,591,153    4,424,750
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   1,082,097   1,059,023   11,962,152  (13,616,153)
 Capital gain
   distribution.............          --          --           --           --
                             -----------  ----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   1,482,665   1,219,468   15,841,990   (9,763,577)
                             -----------  ----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............       3,760       4,335      429,409      756,483
 Death benefits.............    (527,979)   (530,288)    (373,618)    (643,914)
 Surrenders.................  (3,304,146) (2,318,013)  (9,296,739) (12,704,526)
 Administrative expenses....     (32,001)    (32,746)    (397,825)    (441,359)
 Capital contribution
   (withdrawal).............          --          --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............   1,853,303    (210,894)  (9,981,530)    (357,635)
                             -----------  ----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,007,063) (3,087,606) (19,620,303) (13,390,951)
                             -----------  ----------  -----------  -----------
Increase (decrease) in
 net assets.................    (524,398) (1,868,138)  (3,778,313) (23,154,528)
Net assets at beginning
 of year....................  17,717,189  19,585,327   91,537,156  114,691,684
                             -----------  ----------  -----------  -----------
Net assets at end of year... $17,192,791  17,717,189   87,758,843   91,537,156
                             ===========  ==========  ===========  ===========
Change in units (note 5):
 Units purchased............     323,924      89,971      613,096    1,514,713
 Units redeemed.............    (443,137)   (283,404)  (2,231,228)  (2,349,766)
                             -----------  ----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (119,213)   (193,433)  (1,618,132)    (835,053)
                             ===========  ==========  ===========  ===========

                             OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                             -----------------------------------------------------------------------------------------------
                             OPPENHEIMER GLOBAL                                                     OPPENHEIMER MAIN STREET
                              STRATEGIC INCOME      OPPENHEIMER HIGH         OPPENHEIMER MAIN          SMALL- & MID-CAP
                              FUND/VA -- NON-      INCOME FUND/VA --         STREET FUND/VA --           FUND(R)/VA --
                               SERVICE SHARES      NON-SERVICE SHARES         SERVICE SHARES            SERVICE SHARES
                             ------------------ -----------------------  ------------------------  ------------------------
                                PERIOD FROM     PERIOD FROM
                               OCTOBER 26 TO    JANUARY 1 TO                     YEAR ENDED DECEMBER 31,
                                DECEMBER 31,    OCTOBER 26,  --------------------------------------------------------------
                                    2012            2012        2011         2012         2011         2012         2011
                             ------------------ ------------ ----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................       (18,288)       1,108,593     570,406   (1,228,323)  (2,168,664)  (1,373,532)  (1,411,813)
 Net realized gain
   (loss) on investments....         1,089       (7,525,707) (1,846,208)  21,624,270    7,805,878    6,352,484    5,696,844
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........       126,121        7,170,446   1,048,560   (1,977,541)  (9,468,643)   9,785,467   (7,380,714)
 Capital gain
   distribution.............            --               --          --           --           --           --           --
                                 ---------       ----------  ----------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............       108,922          753,332    (227,242)  18,418,406   (3,831,429)  14,764,419   (3,095,683)
                                 ---------       ----------  ----------  -----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............           680           25,792      71,604      597,400    1,710,188      633,575      921,109
 Death benefits.............        58,615          (71,360)   (151,846)    (194,876)    (474,322)    (125,561)    (264,807)
 Surrenders.................      (155,229)        (592,925)   (810,210) (10,700,498) (16,344,060)  (8,948,050)  (8,832,452)
 Administrative expenses....        (3,539)          (9,876)    (12,782)    (600,892)    (996,551)    (525,822)    (544,367)
 Capital contribution
   (withdrawal).............            --               --          --           --           --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............     7,184,230       (6,555,559)       (109) (82,770,799)  (1,621,609)  (9,608,274)  (1,669,394)
                                 ---------       ----------  ----------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...     7,084,757       (7,203,928)   (903,343) (93,669,665) (17,726,354) (18,574,132) (10,389,911)
                                 ---------       ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................     7,193,679       (6,450,596) (1,130,585) (75,251,259) (21,557,783)  (3,809,713) (13,485,594)
Net assets at beginning
 of year....................            --        6,450,596   7,581,181  178,429,909  199,987,692   99,655,398  113,140,992
                                 ---------       ----------  ----------  -----------  -----------  -----------  -----------
Net assets at end of year...     7,193,679               --   6,450,596  103,178,650  178,429,909   95,845,685   99,655,398
                                 =========       ==========  ==========  ===========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............       858,788          186,004     233,964      840,391    3,182,039      926,551    1,993,037
 Units redeemed.............      (150,291)      (1,147,559)   (330,480) (10,625,483)  (5,030,438)  (2,309,496)  (2,690,624)
                                 ---------       ----------  ----------  -----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........       708,497         (961,555)    (96,516)  (9,785,092)  (1,848,399)  (1,382,945)    (697,587)
                                 =========       ==========  ==========  ===========  ===========  ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                              (CONTINUED)
                             ---------------------------------------------
                                   OPPENHEIMER             OPPENHEIMER
                                     SMALL- &                SMALL-&
                                  MID-CAP GROWTH         MID-CAP GROWTH
                                    FUND/VA --             FUND/VA --
                                NON-SERVICE SHARES       SERVICE SHARES
                             -----------------------  --------------------

                             ----------------------------------------------
                                 2012        2011        2012       2011
                             -----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (382,904)   (401,958)   (50,726)   (53,246)
 Net realized gain
   (loss) on investments....     792,190     393,982    174,151     53,571
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   3,423,675      68,955    285,369   (254,792)
 Capital gain
   distribution.............          --          --         --         --
                             -----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   3,832,961      60,979    408,794   (254,467)
                             -----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............      42,623      57,221     31,238     20,892
 Death benefits.............    (470,658)   (119,906)    (6,936)     8,658
 Surrenders.................  (3,408,875) (3,287,120)  (452,059)  (488,511)
 Administrative expenses....     (38,882)    (40,063)   (10,497)    (8,826)
 Capital contribution
   (withdrawal).............          --          --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............     227,404     699,768    107,879    674,791
                             -----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (3,648,388) (2,690,100)  (330,375)   207,004
                             -----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................     184,573  (2,629,121)    78,419    (47,463)
Net assets at beginning
 of year....................  26,518,097  29,147,218  2,954,613  3,002,076
                             -----------  ----------  ---------  ---------
Net assets at end of year... $26,702,670  26,518,097  3,033,032  2,954,613
                             ===========  ==========  =========  =========
Change in units (note 5):
 Units purchased............     105,095     156,572    163,578    196,114
 Units redeemed.............    (222,436)   (188,746)  (186,790)  (198,782)
                             -----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (117,341)    (32,174)   (23,212)    (2,668)
                             ===========  ==========  =========  =========

                                                 PIMCO VARIABLE INSURANCE TRUST
                             ----------------------------------------------------------------------
                                                     FOREIGN BOND PORTFOLIO
                                                         (U.S. DOLLAR
                             ALL ASSET PORTFOLIO --       HEDGED) --         HIGH YIELD PORTFOLIO --
                                     ADVISOR            ADMINISTRATIVE           ADMINISTRATIVE
                                  CLASS SHARES           CLASS SHARES             CLASS SHARES
                             ----------------------  --------------------   ------------------------
                              YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------
                                2012        2011        2012        2011        2012         2011
                             ----------  ----------  ---------   ---------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    732,005   1,379,103     31,634      24,700    3,707,092    5,490,861
 Net realized gain
   (loss) on investments....    338,086     (88,236)    52,560     (14,187)   2,868,531    2,698,744
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  1,603,714  (1,346,878)   145,030     155,227    4,000,349   (6,000,298)
 Capital gain
   distribution.............         --          --    164,466      41,183           --           --
                             ----------  ----------  ---------   ---------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  2,673,805     (56,011)   393,690     206,923   10,575,972    2,189,307
                             ----------  ----------  ---------   ---------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    326,169      99,395     49,614      11,946    1,213,912      915,449
 Death benefits.............     29,397     (36,934)   (22,097)    (58,661)    (128,960)    (568,985)
 Surrenders................. (2,023,869) (1,601,005)  (632,635)   (622,019)  (9,991,894) (12,542,640)
 Administrative expenses....    (69,902)    (58,292)    (7,086)     (6,907)    (374,327)    (424,706)
 Capital contribution
   (withdrawal).............         --          --         --          --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  7,311,515  (3,884,102)   585,885    (266,316)  (8,715,781)  (8,082,218)
                             ----------  ----------  ---------   ---------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  5,573,310  (5,480,938)   (26,319)   (941,957) (17,997,050) (20,703,100)
                             ----------  ----------  ---------   ---------  -----------  -----------
Increase (decrease) in
 net assets.................  8,247,115  (5,536,949)   367,371    (735,034)  (7,421,078) (18,513,793)
Net assets at beginning
 of year.................... 18,767,619  24,304,568  4,249,558   4,984,592   95,329,550  113,843,343
                             ----------  ----------  ---------   ---------  -----------  -----------
Net assets at end of year... 27,014,734  18,767,619  4,616,929   4,249,558   87,908,472   95,329,550
                             ==========  ==========  =========   =========  ===========  ===========
Change in units (note 5):
 Units purchased............  1,683,119   1,423,874     56,756      48,213    1,619,762    1,635,423
 Units redeemed............. (1,274,054) (1,865,404)   (58,291)   (110,154)  (2,921,361)  (2,950,539)
                             ----------  ----------  ---------   ---------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    409,065    (441,530)    (1,535)    (61,941)  (1,301,599)  (1,315,116)
                             ==========  ==========  =========   =========  ===========  ===========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                              PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                   RYDEX VARIABLE TRUST
                             ---------------------------------------------------------------------------  ---------------------
                                  LONG-TERM U.S.
                             GOVERNMENT PORTFOLIO --  LOW DURATION PORTFOLIO -- TOTAL RETURN PORTFOLIO --
                                  ADMINISTRATIVE           ADMINISTRATIVE            ADMINISTRATIVE             NASDAQ --
                                   CLASS SHARES             CLASS SHARES              CLASS SHARES             100(R) FUND
                             -----------------------  ------------------------  ------------------------  ---------------------
                                                                               YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------------
                                 2012        2011         2012         2011         2012         2011        2012        2011
                             -----------  ----------  -----------  -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   225,084     480,414      398,780      (87,473)   3,760,416    4,256,506     (82,615)   (87,147)
 Net realized gain
   (loss) on investments....   2,498,072   1,286,005    1,807,167    1,602,437    5,206,543    4,315,750     799,865    404,591
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (5,375,744)  6,648,458    6,489,793   (2,895,109)  13,139,826   (6,283,919)     88,069   (466,535)
 Capital gain
   distribution.............   3,623,871     846,679           --           --    7,532,159    5,704,209          --         --
                             -----------  ----------  -----------  -----------  -----------  -----------  ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............     971,283   9,261,556    8,695,740   (1,380,145)  29,638,944    7,992,546     805,319   (149,091)
                             -----------  ----------  -----------  -----------  -----------  -----------  ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............     352,467     201,812    1,080,164    1,821,097    2,423,706    2,939,842      37,622     13,952
 Death benefits.............     (90,383)   (319,965)    (298,067)    (506,357)  (1,482,646)  (2,107,988)   (367,367)   (41,468)
 Surrenders.................  (7,524,589) (5,766,718) (22,530,576) (23,553,025) (44,988,623) (58,097,645)   (614,282)  (720,560)
 Administrative expenses....    (106,108)   (107,400)  (1,250,239)  (1,345,869)  (1,604,343)  (1,626,493)    (15,352)   (15,062)
 Capital contribution
   (withdrawal).............          --          --           --           --           --           --          --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (260,330) (3,508,902)     953,192    4,488,842   25,952,879  (21,275,021)   (703,885)   755,961
                             -----------  ----------  -----------  -----------  -----------  -----------  ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (7,628,943) (9,501,173) (22,045,526) (19,095,312) (19,699,027) (80,167,305) (1,663,264)    (7,177)
                             -----------  ----------  -----------  -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
 net assets.................  (6,657,660)   (239,617) (13,349,786) (20,475,457)   9,939,917  (72,174,759)   (857,945)  (156,268)
Net assets at beginning
 of year....................  41,059,005  41,298,622  227,805,247  248,280,704  392,665,389  464,840,148   5,139,029  5,295,297
                             -----------  ----------  -----------  -----------  -----------  -----------  ----------  ---------
Net assets at end of year... $34,401,345  41,059,005  214,455,461  227,805,247  402,605,306  392,665,389   4,281,084  5,139,029
                             ===========  ==========  ===========  ===========  ===========  ===========  ==========  =========
Change in units (note 5):
 Units purchased............     788,834     696,039    3,520,772    5,256,959    6,083,901    6,125,199     593,182    856,388
 Units redeemed.............  (1,132,407) (1,244,062)  (5,395,684)  (6,878,438)  (7,476,270) (11,375,225)   (890,279)  (801,324)
                             -----------  ----------  -----------  -----------  -----------  -----------  ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (343,573)   (548,023)  (1,874,912)  (1,621,479)  (1,392,369)  (5,250,026)   (297,097)    55,064
                             ===========  ==========  ===========  ===========  ===========  ===========  ==========  =========

                              THE ALGER PORTFOLIOS
                             ----------------------

                                 ALGER LARGE CAP
                               GROWTH PORTFOLIO --
                                CLASS I-2 SHARES
                             ----------------------

                             -----------------------
                                2012        2011
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (102,537)   (162,241)
 Net realized gain
   (loss) on investments....    957,733     811,791
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  1,784,908  (1,120,933)
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  2,640,104    (471,383)
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     69,753     174,729
 Death benefits.............   (264,240)   (595,685)
 Surrenders................. (3,877,584) (4,414,212)
 Administrative expenses....    (58,692)    (61,814)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (992,209)   (933,613)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (5,122,972) (5,830,595)
                             ----------  ----------
Increase (decrease) in
 net assets................. (2,482,868) (6,301,978)
Net assets at beginning
 of year.................... 32,583,003  38,884,981
                             ----------  ----------
Net assets at end of year... 30,100,135  32,583,003
                             ==========  ==========
Change in units (note 5):
 Units purchased............    169,831     116,159
 Units redeemed.............   (519,081)   (540,002)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (349,250)   (423,843)
                             ==========  ==========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               THE ALGER PORTFOLIOS
                                   (CONTINUED)                                      THE PRUDENTIAL SERIES FUND
                             -----------------------  ----------------------------------------------------------------------
                              ALGER SMALL CAP GROWTH   JENNISON 20/20 FOCUS                            NATURAL RESOURCES
                                   PORTFOLIO --            PORTFOLIO --       JENNISON PORTFOLIO --       PORTFOLIO --
                                 CLASS I-2 SHARES         CLASS II SHARES        CLASS II SHARES        CLASS II SHARES
                             -----------------------  ----------------------  --------------------  -----------------------
                                                                         YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------------
                                 2012        2011        2012        2011        2012       2011       2012         2011
                             -----------  ----------  ----------  ----------  ---------  ---------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (413,046)   (466,130)   (144,911)   (174,068)   (46,765)   (46,847)   (555,566)    (584,482)
 Net realized gain
   (loss) on investments....   1,283,085   2,362,148     237,700     739,038    240,435    100,564  (1,208,233)   2,711,300
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (3,925,971) (3,225,981)    362,731  (1,109,310)   175,776   (218,044) (3,460,847) (10,176,962)
 Capital gain
   distribution.............   6,051,023          --     342,195          --         --         --   2,952,684           --
                             -----------  ----------  ----------  ----------  ---------  ---------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   2,995,091  (1,329,963)    797,715    (544,340)   369,446   (164,327) (2,271,962)  (8,050,144)
                             -----------  ----------  ----------  ----------  ---------  ---------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      43,952      30,028      52,824      83,467     22,373     18,467     201,637      427,955
 Death benefits.............    (392,722)   (349,857)    (52,094)     20,967    (10,882)    (4,760)    (42,015)    (260,245)
 Surrenders.................  (2,890,093) (4,349,046) (1,200,011) (1,786,899)  (205,537)  (304,783) (5,076,112)  (3,529,795)
 Administrative expenses....     (49,029)    (50,006)    (27,466)    (30,945)    (7,013)    (6,019)   (162,079)    (145,292)
 Capital contribution
   (withdrawal).............          --          --          --          --         --         --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,162,957)   (509,222)   (409,765) (2,354,884)  (496,277)   591,760  10,319,067   (3,886,847)
                             -----------  ----------  ----------  ----------  ---------  ---------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,450,849) (5,228,103) (1,636,512) (4,068,294)  (697,336)   294,665   5,240,498   (7,394,224)
                             -----------  ----------  ----------  ----------  ---------  ---------  ----------  -----------
Increase (decrease) in
 net assets.................  (1,455,758) (6,558,066)   (838,797) (4,612,634)  (327,890)   130,338   2,968,536  (15,444,368)
Net assets at beginning
 of year....................  28,547,580  35,105,646   9,288,627  13,901,261  2,808,438  2,678,100  28,700,981   44,145,349
                             -----------  ----------  ----------  ----------  ---------  ---------  ----------  -----------
Net assets at end of year... $27,091,822  28,547,580   8,449,830   9,288,627  2,480,548  2,808,438  31,669,517   28,700,981
                             ===========  ==========  ==========  ==========  =========  =========  ==========  ===========
Change in units (note 5):
 Units purchased............     134,960     322,069      33,825      78,396     89,813    104,924   1,559,391      718,231
 Units redeemed.............    (455,470)   (709,872)   (121,600)   (288,921)  (138,947)   (94,384)   (847,655)    (987,076)
                             -----------  ----------  ----------  ----------  ---------  ---------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (320,510)   (387,803)    (87,775)   (210,525)   (49,134)    10,540     711,736     (268,845)
                             ===========  ==========  ==========  ==========  =========  =========  ==========  ===========


                             -------------------
                             SP INTERNATIONAL
                             GROWTH PORTFOLIO --
                             CLASS II SHARES
                             ------------------

                             -------------------
                              2012      2011
                              ------    ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (201)     (152)
 Net realized gain
   (loss) on investments....   (415)     (460)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  2,946    (1,835)
 Capital gain
   distribution.............     --        --
                              ------    ------
    Increase (decrease)
     in net assets from
     operations.............  2,330    (2,447)
                              ------    ------
From capital
 transactions (note 4):
 Net premiums...............     --        --
 Death benefits.............     --        --
 Surrenders.................   (675)     (715)
 Administrative expenses....    (14)      (16)
 Capital contribution
   (withdrawal).............     --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............     --        --
                              ------    ------
    Increase (decrease)
     in net assets from
     capital transactions...   (689)     (731)
                              ------    ------
Increase (decrease) in
 net assets.................  1,641    (3,178)
Net assets at beginning
 of year.................... 11,952    15,130
                              ------    ------
Net assets at end of year... 13,593    11,952
                              ======    ======
Change in units (note 5):
 Units purchased............     --        --
 Units redeemed.............    (73)      (77)
                              ------    ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (73)      (77)
                              ======    ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              THE PRUDENTIAL
                               SERIES FUND        WELLS FARGO VARIABLE
                               (CONTINUED)               TRUST
                             ------------------  ---------------------
                             SP PRUDENTIAL U.S.
                                 EMERGING        WELLS FARGO ADVANTAGE
                             GROWTH PORTFOLIO --    VT OMEGA GROWTH
                             CLASS II SHARES        FUND -- CLASS 2
                             ------------------  ---------------------
                                     YEAR ENDED DECEMBER 31,
                             -----------------------------------------
                               2012      2011       2012        2011
                              -------   ------   ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (412)     (334)     (59,709)   (49,528)
 Net realized gain
   (loss) on investments....     149       486      541,021    154,022
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   1,832      (259)     182,160   (429,914)
 Capital gain
   distribution.............   1,910       216      176,770     23,974
                              -------   ------   ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............   3,479       109      840,242   (301,446)
                              -------   ------   ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............      --        --       37,065     10,346
 Death benefits.............      --        --          981    (36,489)
 Surrenders.................    (251)   (2,239)    (334,653)  (254,548)
 Administrative expenses....     (69)      (67)     (10,204)   (10,398)
 Capital contribution
   (withdrawal).............      --        --           --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............      --        63   (3,009,117) 2,751,068
                              -------   ------   ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...    (320)   (2,243)  (3,315,928) 2,459,979
                              -------   ------   ----------  ---------
Increase (decrease) in
 net assets.................   3,159    (2,134)  (2,475,686) 2,158,533
Net assets at beginning
 of year....................  23,822    25,956    4,859,826  2,701,293
                              -------   ------   ----------  ---------
Net assets at end of year... $26,981    23,822    2,384,140  4,859,826
                              =======   ======   ==========  =========
Change in units (note 5):
 Units purchased............      --        --      259,328    311,770
 Units redeemed.............     (20)     (152)    (502,603)  (111,318)
                              -------   ------   ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (20)     (152)    (243,275)   200,452
                              =======   ======   ==========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2012

(1)DESCRIPTION OF ENTITY

   Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. The Separate Account has subaccounts that currently invest in open-end mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   Effective October 31, 2012, Legg Mason Partners Variable Income Trust -- Legg Mason Western Asset Variable Strategic Bond Portfolio -- Class I changed its name to Legg Mason Partners Variable Income Trust -- Western Asset Variable Strategic Bond Portfolio -- Class I.

   Effective October 26, 2012, Oppenheimer Variable Account Funds -- Oppenheimer High Income Fund/VA -- Non-Service Shares was liquidated and the cash was reinvested in Oppenheimer Variable Account Funds -- Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares.

   On August 3, 2012, both GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class 1 Shares and GE Investments Funds, Inc. -- Money Market Fund were liquidated and the cash was reinvested in Goldman Sachs Variable Insurance Trust -- Goldman Sachs Money Market Fund -- Service Shares.

   On April 30, 2012, GE Investments Fund, Inc. -- International Equity Fund -- Class 1 Shares was liquidated and all cash was reinvested in the GE Investments Fund, Inc. -- Money Market Fund.

   On April 30, 2012, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Basic Value Fund -- Series II shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares.

   On April 30, 2012, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. American Franchise Fund -- Series II shares.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


   On April 27, 2012, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Capital Appreciation Fund -- Series I shares was liquidated and the cash was reinvested in AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares. Subsequently, on April 30, the fund changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. American Franchise Fund -- Series I shares.

   On April 27, 2012, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Capital Development Fund -- Series I shares were liquidated and the cash was reinvested in AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Mid Cap Growth Fund -- Series I shares.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Growth Opportunities Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Davis NY Venture Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Equity-Income Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Eaton Vance Large Cap Value Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Equity-Income Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Enhanced International Index Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Contrafund(R) Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Growth Stock Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth PIMCO StocksPLUS Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Contrafund(R) Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Mid Cap Portfolio -- Service Class 2.

   Effective December 2, 2011, the Federated Insurance Series -- Federated Capital Income Fund II changed its name to Federated Insurance Series -- Federated Managed Volatility Fund II.

   Effective May 2, 2011, Columbia Funds Variable Insurance Trust I -- Columbia Marsico International Opportunities Fund, Variable Series -- Class B changed its name to Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


   Effective May 2, 2011, Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A changed its name to Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1.

   On April 29, 2011, Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small Cap Fund/VA -- Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small-& Mid-Cap Fund(R)/VA -- Service Shares.

   On April 29, 2011, DWS Variable Series II -- DWS Strategic Value VIP -- Class B Shares was liquidated and the cash was reinvested in DWS Variable Series II -- DWS Large Cap Value VIP -- Class B Shares.

   On April 29, 2011, DWS Variable Series I -- DWS Technology VIP -- Class B Shares was liquidated and the cash was reinvested in DWS Variable Series I -- DWS Capital Growth VIP -- Class B Shares.

   On April 29, 2011, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Large Cap Growth Fund -- Series I shares was liquidated and the cash was reinvested in AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares.

   As of December 31, 2012, The Prudential Series Fund -- Equity Portfolio -- Class II Shares was available as an investment option under the contract, but not shown on the statements due to not having any activity from January 1, 2011 through December 31, 2012.

   All designated Portfolios listed above are series type mutual funds.

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Prior year balances related to funds liquidated in 2011 are not disclosed in the Statements of Changes in Net Assets as they are no longer active in 2012.

  (B) INVESTMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

  .  LEVEL 1 -- quoted prices in active markets for identical securities;

  . LEVEL 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  LEVEL 3 -- unobservable inputs.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


   The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2012, and there were no transfers between Level 1 and Level 2 during 2012.

   Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (C) UNIT CLASSES

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note (4)(a) below. In January 2011, Genworth Financial announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

  (D) FEDERAL INCOME TAXES

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (E) PAYMENTS DURING ANNUITIZATION

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed investment rate is 4%. For contract owners who have purchased the RetireReady/SM/ Retirement Answer variable annuity, the assumed investment rate is 3.5%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (F) SUBSEQUENT EVENTS

   The Separate Account evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

  (G) RECLASSIFICATIONS

   In 2011, the Separate Account determined that it had incorrectly classified short-term capital gains as income from ordinary dividends. In the current year, immaterial amounts have been reclassified from Net investment income (expense) to Capital gain distribution on the Statement of Changes in Net Assets, and the Investment Income Ratio for 2011 and prior years in note
(6) have been adjusted to conform to the current year presentation. The correction of the classification did not impact previously reported Net assets or Increase (decrease) in net assets from operations.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


(3)PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2012 were:

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------             ----------- -----------
AIM Variable Insurance
  Funds (Invesco
  Variable Insurance
  Funds)
  Invesco V.I. Capital
   Appreciation Fund --
   Series I shares........ $    62,596 $ 9,812,001
  Invesco V.I. Capital
   Development Fund --
   Series I shares........          --       7,501
  Invesco V.I. Core
   Equity Fund -- Series
   I shares...............     490,493   2,155,485
  Invesco V.I. Global
   Real Estate Fund --
   Series II shares.......      48,723      69,870
  Invesco V.I.
   Government Securities
   Fund -- Series I
   shares.................         428       4,115
  Invesco V.I.
   International Growth
   Fund -- Series II
   shares.................  20,989,384  18,526,030
  Invesco V.I.
   Technology Fund --
   Series I shares........           6      11,088
  Invesco V.I. Utilities
   Fund -- Series I
   shares.................         238         192
  Invesco Van Kampen
   V.I. American
   Franchise Fund --
   Series I shares........   9,116,899   1,644,398
  Invesco Van Kampen
   V.I. American
   Franchise Fund --
   Series II shares.......     133,347     887,035
  Invesco Van Kampen
   V.I. Comstock Fund --
   Series II shares.......   2,472,666  12,493,985
  Invesco Van Kampen
   V.I. Equity and
   Income Fund -- Series
   II shares..............   1,843,930   3,050,992
  Invesco Van Kampen
   V.I. Mid Cap Growth
   Fund -- Series I
   shares.................       9,430       7,056
  Invesco Van Kampen
   V.I. Value
   Opportunities Fund --
   Series II shares.......     480,661   2,580,245
AllianceBernstein
  Variable Products
  Series Fund, Inc.
  AllianceBernstein
   Balanced Wealth
   Strategy Portfolio --
   Class B................   1,832,707   3,725,927
  AllianceBernstein
   Global Thematic
   Growth Portfolio --
   Class B................   1,104,144   1,245,445
  AllianceBernstein
   Growth and Income
   Portfolio -- Class B...   2,605,963  13,635,213
  AllianceBernstein
   International Value
   Portfolio -- Class B...  31,940,038  23,993,497
  AllianceBernstein
   Large Cap Growth
   Portfolio -- Class B...     843,244   2,927,488
  AllianceBernstein
   Small Cap Growth
   Portfolio -- Class B...  10,373,051  16,454,819
American Century
  Variable Portfolios
  II, Inc.
  VP Inflation
   Protection Fund --
   Class II...............  31,141,742  29,957,144
American Century
  Variable
  Portfolios, Inc.
  VP Income & Growth
   Fund -- Class I........      32,160      30,841
  VP International Fund
   -- Class I.............     104,880     299,334
  VP Ultra(R) Fund --
   Class I................       4,839      12,106
  VP Value Fund -- Class
   I......................       1,737      26,909
BlackRock Variable
  Series Funds, Inc.
  BlackRock Basic Value
   V.I. Fund -- Class
   III Shares.............   1,440,168   3,573,218
  BlackRock Global
   Allocation V.I. Fund
   -- Class III Shares....  38,155,816  87,272,752
  BlackRock Large Cap
   Growth V.I. Fund --
   Class III Shares.......   1,273,469   1,387,717
  BlackRock Value
   Opportunities V.I.
   Fund -- Class III
   Shares.................   1,993,444   2,630,215
Columbia Funds Variable
  Insurance Trust I
  Columbia Variable
   Portfolio -- Marsico
   Growth Fund -- Class 1.   1,307,355   7,208,167
  Columbia Variable
   Portfolio -- Marsico
   International
   Opportunities Fund --
   Class 2................   5,830,924  16,396,585
DWS Variable Series I
  DWS Capital Growth VIP
   -- Class B Shares......          40       4,997
DWS Variable Series II
  DWS Dreman Small Mid
   Cap Value VIP --
   Class B Shares.........       1,596      46,208
  DWS Large Cap Value
   VIP -- Class B Shares..       4,298      11,881

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                             COST OF     PROCEEDS
                              SHARES       FROM
FUND/PORTFOLIO               ACQUIRED   SHARES SOLD
--------------             ------------ ------------
Dreyfus
  Dreyfus Investment
   Portfolios MidCap
   Stock Portfolio --
   Initial Shares......... $      6,977 $     25,651
  Dreyfus Variable
   Investment Fund --
   Money Market Portfolio.    1,211,247    1,260,262
  The Dreyfus Socially
   Responsible Growth
   Fund, Inc. -- Initial
   Shares.................       34,902      431,792
Eaton Vance Variable
  Trust
  VT Floating-Rate
   Income Fund............   55,973,334   19,858,241
Federated Insurance
  Series
  Federated Capital
   Appreciation Fund II
   -- Primary Shares......      712,852    1,804,515
  Federated High Income
   Bond Fund II --
   Primary Shares.........    5,107,069    5,610,475
  Federated High Income
   Bond Fund II --
   Service Shares.........   19,992,343   17,028,595
  Federated Kaufmann
   Fund II -- Service
   Shares.................      885,916   45,621,956
  Federated Managed
   Volatility Fund II.....    1,652,174    1,550,993
Fidelity(R) Variable
  Insurance Products Fund
  VIP Asset Manager/SM/
   Portfolio -- Initial
   Class..................    2,210,767    9,930,913
  VIP Asset Manager/SM/
   Portfolio -- Service
   Class 2................    1,646,210    4,828,285
  VIP Balanced Portfolio
   -- Service Class 2.....   22,583,028   23,391,110
  VIP Contrafund(R)
   Portfolio -- Initial
   Class..................    6,968,075   25,644,877
  VIP Contrafund(R)
   Portfolio -- Service
   Class 2................  203,389,447   83,271,777
  VIP Dynamic Capital
   Appreciation
   Portfolio -- Service
   Class 2................    2,242,893    2,629,953
  VIP Equity-Income
   Portfolio -- Initial
   Class..................   12,715,256   20,027,692
  VIP Equity-Income
   Portfolio -- Service
   Class 2................  111,413,521   34,255,547
  VIP Growth & Income
   Portfolio -- Initial
   Class..................    2,313,254    6,189,685
  VIP Growth & Income
   Portfolio -- Service
   Class 2................    3,983,297    4,891,239
  VIP Growth
   Opportunities
   Portfolio -- Initial
   Class..................    1,588,784    2,493,351
  VIP Growth
   Opportunities
   Portfolio -- Service
   Class 2................   37,618,510   10,899,771
  VIP Growth Portfolio
   -- Initial Class.......    2,496,395   12,323,279
  VIP Growth Portfolio
   -- Service Class 2.....    4,022,793    9,239,678
  VIP Growth Stock
   Portfolio -- Service
   Class 2................   44,124,593    9,108,701
  VIP Investment Grade
   Bond Portfolio --
   Service Class 2........  166,600,668   40,627,882
  VIP Mid Cap Portfolio
   -- Initial Class.......        2,555       12,046
  VIP Mid Cap Portfolio
   -- Service Class 2.....  109,460,378   41,879,975
  VIP Overseas Portfolio
   -- Initial Class.......    2,112,254    4,570,737
  VIP Value Strategies
   Portfolio -- Service
   Class 2................    3,283,049    2,647,826
Franklin Templeton
  Variable Insurance
  Products Trust
  Franklin Income
   Securities Fund --
   Class 2 Shares.........   61,887,260  130,100,864
  Franklin Large Cap
   Growth Securities
   Fund -- Class 2 Shares.        4,888       57,449
  Franklin Templeton VIP
   Founding Funds
   Allocation Fund --
   Class 2 Shares.........    6,672,667   19,019,408
  Mutual Shares
   Securities Fund --
   Class 2 Shares.........    2,364,257   44,723,099
  Templeton Foreign
   Securities Fund --
   Class 1 Shares.........    1,991,096    2,673,364
  Templeton Foreign
   Securities Fund --
   Class 2 Shares.........      765,359      570,188
  Templeton Global Bond
   Securities Fund --
   Class 1 Shares.........    2,470,870    3,177,001
  Templeton Growth
   Securities Fund --
   Class 2 Shares.........    2,549,908    2,951,014
GE Investments Funds,
  Inc.
  Core Value Equity Fund
   -- Class 1 Shares......      715,293    3,133,009
  Income Fund -- Class 1
   Shares.................    5,665,913   14,967,323
  International Equity
   Fund -- Class 1 Shares.      253,315    9,756,903
  Mid-Cap Equity Fund --
   Class 1 Shares.........    1,457,668   70,621,988

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                             COST OF     PROCEEDS
                              SHARES       FROM
FUND/PORTFOLIO               ACQUIRED   SHARES SOLD
--------------             ------------ ------------
  Money Market Fund....... $157,967,798 $353,717,508
  Premier Growth Equity
   Fund -- Class 1 Shares.    2,428,797   11,584,698
  Real Estate Securities
   Fund -- Class 1 Shares.   14,338,854   21,995,879
  S&P 500(R) Index Fund...   23,260,840   40,850,784
  Small-Cap Equity Fund
   -- Class 1 Shares......    5,287,536   11,905,668
  Total Return Fund --
   Class 1 Shares.........  113,485,536  206,681,171
  Total Return Fund --
   Class 3 Shares.........   46,834,362  168,774,920
  U.S. Equity Fund --
   Class 1 Shares.........    1,053,030    5,718,700
Genworth Variable
  Insurance Trust
  Genworth Calamos
   Growth Fund --
   Service Shares.........      400,744   19,971,140
  Genworth Davis NY
   Venture Fund --
   Service Shares.........      206,867   10,659,064
  Genworth Eaton Vance
   Large Cap Value Fund
   -- Service Shares......      123,011   42,868,521
  Genworth Enhanced
   International Index
   Fund -- Service Shares.       33,685    7,979,093
  Genworth Goldman Sachs
   Enhanced Core Bond
   Index Fund -- Service
   Shares.................    3,502,688  140,010,651
  Genworth Legg Mason
   ClearBridge
   Aggressive Growth
   Fund -- Service Shares.      111,590   41,908,683
  Genworth PIMCO
   StocksPLUS Fund --
   Service Shares.........      411,128  161,737,019
  Genworth PYRAMIS(R)
   Small/Mid Cap Core
   Fund -- Service Shares.      125,300   41,810,237
Goldman Sachs Variable
  Insurance Trust
  Goldman Sachs Large
   Cap Value Fund --
   Institutional Shares...      666,965    2,390,983
  Goldman Sachs Mid Cap
   Value Fund.............    4,350,670   12,793,710
  Goldman Sachs Money
   Market Fund --
   Service Shares.........  322,383,463  118,175,003
JPMorgan Insurance Trust
  JPMorgan Insurance
   Trust Core Bond
   Portfolio -- Class 1...      848,582    1,605,058
  JPMorgan Insurance
   Trust Equity Index
   Portfolio -- Class 1...      209,696    1,021,979
  JPMorgan Insurance
   Trust International
   Equity Portfolio --
   Class 1................       10,554       24,162
  JPMorgan Insurance
   Trust Intrepid Growth
   Portfolio -- Class 1...      244,728      250,515
  JPMorgan Insurance
   Trust Intrepid Mid
   Cap Portfolio --
   Class 1................       54,812      171,961
  JPMorgan Insurance
   Trust Mid Cap Growth
   Portfolio -- Class 1...       85,115      179,314
  JPMorgan Insurance
   Trust Mid Cap Value
   Portfolio -- Class 1...       15,371       49,304
  JPMorgan Insurance
   Trust Small Cap Core
   Portfolio -- Class 1...       26,047        9,138
  JPMorgan Insurance
   Trust U.S. Equity
   Portfolio -- Class 1...      167,383    1,103,635
Janus Aspen Series
  Balanced Portfolio --
   Institutional Shares...   13,697,307   21,393,032
  Balanced Portfolio --
   Service Shares.........   23,132,033   31,976,846
  Enterprise Portfolio
   -- Institutional
   Shares.................    1,645,116    9,717,906
  Enterprise Portfolio
   -- Service Shares......      201,318    1,644,619
  Flexible Bond
   Portfolio --
   Institutional Shares...    3,407,660    4,512,829
  Forty Portfolio --
   Institutional Shares...    2,420,239    9,771,345
  Forty Portfolio --
   Service Shares.........   17,388,939   19,436,444
  Global Technology
   Portfolio -- Service
   Shares.................      434,774    1,790,384
  Janus Portfolio --
   Institutional Shares...    1,775,527    9,030,700
  Janus Portfolio --
   Service Shares.........      133,221      984,709
  Overseas Portfolio --
   Institutional Shares...    9,065,967   13,041,754
  Overseas Portfolio --
   Service Shares.........      797,942    2,209,247
  Worldwide Portfolio --
   Institutional Shares...    1,658,842   10,032,788
  Worldwide Portfolio --
   Service Shares.........      262,813    1,466,875

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------            ------------ ------------
Legg Mason Partners
  Variable Equity Trust
  Legg Mason ClearBridge
   Variable Aggressive
   Growth Portfolio --
   Class II.............. $    852,280 $  2,165,426
  Legg Mason ClearBridge
   Variable Equity
   Income Builder
   Portfolio -- Class I..    2,004,057    1,643,952
  Legg Mason ClearBridge
   Variable Equity
   Income Builder
   Portfolio -- Class II.    1,344,918    2,044,105
  Legg Mason ClearBridge
   Variable Fundamental
   All Cap Value
   Portfolio -- Class I..      505,503    1,632,626
  Legg Mason ClearBridge
   Variable Large Cap
   Value Portfolio --
   Class I...............    1,211,160    2,340,209
Legg Mason Partners
  Variable Income Trust
  Western Asset Variable
   Strategic Bond
   Portfolio -- Class I..    2,420,054    2,838,784
MFS(R) Variable
  Insurance Trust
  MFS(R) Investors
   Growth Stock Series
   -- Service Class
   Shares................      780,471    2,564,909
  MFS(R) Investors Trust
   Series -- Service
   Class Shares..........      258,765    2,096,394
  MFS(R) New Discovery
   Series -- Service
   Class Shares..........    8,071,519   12,044,430
  MFS(R) Strategic
   Income Series --
   Service Class Shares..        6,510       15,252
  MFS(R) Total Return
   Series -- Service
   Class Shares..........    7,474,481   15,009,240
  MFS(R) Utilities
   Series -- Service
   Class Shares..........    4,110,877    9,731,575
Oppenheimer Variable
  Account Funds
  Oppenheimer Balanced
   Fund/VA --
   Non-Service Shares....      820,501    3,396,998
  Oppenheimer Balanced
   Fund/VA -- Service
   Shares................    3,677,579    9,731,805
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Non-Service Shares.    1,814,059    7,004,077
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Service Shares.....      421,763    2,194,131
  Oppenheimer Core Bond
   Fund/VA --
   Non-Service Shares....    4,770,252    6,169,971
  Oppenheimer Global
   Securities Fund/VA --
   Service Shares........    8,168,251   27,340,298
  Oppenheimer Global
   Strategic Income
   Fund/VA --
   Non-Service Shares....    8,588,165    1,520,704
  Oppenheimer High
   Income Fund/VA --
   Non-Service Shares....    2,359,792    8,464,170
  Oppenheimer Main
   Street Fund/VA --
   Service Shares........    8,980,325  103,936,380
  Oppenheimer Main
   Street Small- &
   Mid-Cap Fund(R)/VA --
   Service Shares........   11,415,236   31,138,572
  Oppenheimer Small- &
   Mid-Cap Growth
   Fund/VA --
   Non-Service Shares....    1,726,894    5,688,672
  Oppenheimer Small- &
   Mid-Cap Growth
   Fund/VA -- Service
   Shares................    2,504,171    2,852,061
PIMCO Variable Insurance
  Trust
  All Asset Portfolio --
   Advisor Class Shares..   24,141,470   17,850,719
  Foreign Bond Portfolio
   (U.S. Dollar Hedged)
   -- Administrative
   Class Shares..........    1,205,510      998,290
  High Yield Portfolio
   -- Administrative
   Class Shares..........   32,798,289   46,405,658
  Long-Term U.S.
   Government Portfolio
   -- Administrative
   Class Shares..........   21,697,391   25,451,382
  Low Duration Portfolio
   -- Administrative
   Class Shares..........   45,807,906   68,469,989
  Total Return Portfolio
   -- Administrative
   Class Shares..........  113,649,786  123,860,805
Rydex Variable Trust
  NASDAQ -- 100(R) Fund..    3,444,641    5,192,716
The Alger Portfolios
  Alger Large Cap Growth
   Portfolio -- Class
   I-2 Shares............    2,438,797    7,662,503
  Alger Small Cap Growth
   Portfolio -- Class
   I-2 Shares............    7,950,472    6,766,100
The Prudential Series
  Fund
  Jennison 20/20 Focus
   Portfolio -- Class II
   Shares................      915,852    2,358,519
  Jennison Portfolio --
   Class II Shares.......    1,413,014    2,156,699
  Natural Resources
   Portfolio -- Class II
   Shares................   20,785,516   13,074,393
  SP International
   Growth Portfolio --
   Class II Shares.......           --          889
  SP Prudential U.S.
   Emerging Growth
   Portfolio -- Class II
   Shares................        1,910          730
Wells Fargo Variable
  Trust
  Wells Fargo Advantage
   VT Omega Growth Fund
   -- Class 2............    3,684,702    6,880,558

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


(4)RELATED PARTY TRANSACTIONS

  (A) GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note (6) presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 MORTALITY AND EXPENSE RISK CHARGE      0.40% -- 2.40% of the daily value of
 (INCLUDING BENEFIT RIDER OPTIONS)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 ADMINISTRATIVE CHARGE                  0.15% -- 0.35% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 ANNUAL ADMINISTRATIVE CHARGE           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 SURRENDER CHARGE                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

   Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC.

  (C) CAPITALIZATION

      On January 27, 2012, all capitalized portfolios of Genworth Variable Insurance Trust were liquidated.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


  (D) BONUS CREDIT

   For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

  (E) CAPITAL BROKERAGE CORPORATION

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies, and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

  (F) GENWORTH VARIABLE INSURANCE TRUST

   Genworth Financial Wealth Management ("GFWM") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of Genworth Financial, Inc. GFWM served as investment adviser to Genworth Variable Insurance Trust (the "Trust"), which was an open-end diversified management investment company. The Trust liquidated its portfolio shares on January 27, 2012 and has ceased operations. As compensation for its services, GFWM was paid an investment advisory fee by the Trust based on the average daily net assets at an effective annual rate for the following series as follows: 0.75% for the Genworth Calamos Growth Fund -- Service Shares, 0.50% for the Genworth Davis NY Venture Fund -- Service Shares, 0.50% for the Genworth Eaton Vance Large Cap Value Fund -- Service Shares, 0.08% for the Genworth Enhanced International Index Fund -- Service Shares, 0.30% for the Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, 0.45% for the Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, 0.35% for the Genworth PIMCO StocksPLUS Fund -- Service Shares and 0.60% for the Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares. On March 27, 2013, Genworth Financial, Inc. entered into a Stock Purchase Agreement to sell Genworth Financial Wealth Management, Inc.

(5)CAPITAL TRANSACTIONS

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2012 and 2011 is reflected in the Statements of Changes in Net Assets.

(6)FINANCIAL HIGHLIGHTS

   GLAIC's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, net investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2012, 2011, 2010, 2009, and 2008 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2012 and were available to contract owners during 2012.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
AIM Variable Insurance Funds
  (Invesco Variable Insurance
  Funds)
 Invesco V.I. Core Equity Fund --
   Series I shares
   2012............................ 0.75% to 2.30%   880,133 10.91 to 11.29 10,363    0.94%     13.03% to   11.26%
   2011............................ 0.75% to 2.30% 1,019,641  9.65 to 10.15 10,715    0.93%    (0.81)% to  (2.36)%
   2010............................ 0.75% to 2.30% 1,232,784  9.73 to 10.39 13,194    0.94%      8.73% to    7.04%
   2009............................ 0.75% to 2.30% 1,515,620  8.95 to  9.71 15,053    1.76%     27.34% to   25.35%
   2008............................ 0.75% to 2.30% 1,854,854  7.03 to  7.75 14,617    2.07%   (30.67)% to (31.75)%
 Invesco V.I. Global Real Estate
   Fund -- Series II shares
   2012............................ 1.45% to 2.20%    19,361 14.09 to  7.96    241    0.42%     25.99% to   25.03%
   2011............................ 1.45% to 2.20%    21,340 11.18 to  6.37    208    3.66%    (8.08%) to  (8.78)%
   2010............................ 1.45% to 2.20%    22,456 12.16 to  6.98    242    4.63%     15.54% to   14.66%
   2009............................ 1.45% to 2.20%    43,366 10.53 to  6.09    396    0.00%     29.20% to   28.21%
   2008............................ 1.45% to 2.20%    47,714  8.15 to  4.75    339   12.53%   (45.52)% to (45.94)%
 Invesco V.I. Government
   Securities Fund -- Series I
   shares
   2012............................ 0.75% to 0.75%       214 16.95 to 16.95      4    2.82%      1.70% to    1.70%
   2011............................ 0.75% to 0.75%       441 16.67 to 16.67      7    1.77%      7.10% to    7.10%
   2010............................ 0.75% to 0.75%       183 15.56 to 15.56      3    7.16%      4.61% to    4.61%
   2009............................ 0.75% to 0.75%       183 14.88 to 14.88      3    4.44%    (0.61)% to  (0.61)%
   2008............................ 0.75% to 0.75%     1,504 14.97 to 14.97     22    4.17%     11.47% to   11.47%
 Invesco V.I. International Growth
   Fund -- Series II shares
   2012............................ 1.45% to 2.55% 5,012,990 15.77 to  8.80 56,644    1.26%     13.58% to   12.31%
   2011............................ 1.45% to 2.55% 4,522,712 13.89 to  7.83 47,445    1.18%    (8.34)% to  (9.36)%
   2010............................ 1.45% to 2.55% 5,363,817 15.15 to  8.64 64,184    1.64%     10.98% to    9.74%
   2009............................ 1.45% to 2.55% 6,644,958 13.65 to  7.88 67,967    1.42%     32.96% to   31.47%
   2008............................ 1.45% to 2.55% 6,349,635 10.27 to  5.99 51,090    0.40%   (41.39)% to (42.05)%
 Invesco V.I. Technology Fund --
   Series I shares
   2012............................ 0.75% to 0.75%       325  3.82 to  3.82      1    0.00%     10.44% to   10.44%
   2011............................ 0.75% to 0.75%     3,191  3.46 to  3.46     11    0.19%    (5.76)% to  (5.76)%
   2010............................ 0.75% to 0.75%     3,227  3.67 to  3.67     12    0.00%     20.39% to   20.39%
   2009............................ 0.75% to 0.75%     3,240  3.05 to  3.05     10    0.00%     56.18% to   56.18%
   2008............................ 0.75% to 0.75%     3,253  1.95 to  1.95      6    0.00%   (44.92)% to (44.92)%
 Invesco V.I. Utilities Fund --
   Series I shares
   2012............................ 0.75% to 0.75%       288 12.31 to 12.31      4    3.18%      2.83% to    2.83%
   2011............................ 0.75% to 0.75%       302 11.97 to 11.97      4    3.34%     15.58% to   15.58%
   2010............................ 0.75% to 0.75%       298 10.36 to 10.36      3    3.72%      5.50% to    5.50%
   2009............................ 0.75% to 0.75%       279  9.82 to  9.82      3    4.76%     14.07% to   14.07%
   2008............................ 0.75% to 0.75%       404  8.61 to  8.61      3    3.00%   (32.86)% to (32.86)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Invesco Van Kampen V.I.
   American Franchise Fund --
   Series I shares
   2012............................ 0.75% to 2.10%   752,366  9.70 to  9.61  7,209   0.00%     (4.37)% to  (5.67)%
   2011 (4)........................ 1.45% to 1.45%       117  8.54 to  8.54      1   0.00%    (20.82)% to (20.82)%
 Invesco Van Kampen V.I.
   American Franchise Fund --
   Series II shares
   2012............................ 1.45% to 2.20%   445,270 15.28 to 12.44  5,710   0.00%      11.75% to   10.90%
   2011............................ 1.45% to 2.20%   498,350 13.67 to 11.22  5,710   0.00%     (7.74)% to  (8.45)%
   2010............................ 1.45% to 2.20%   607,306 14.82 to 12.25  7,547   0.00%      17.83% to   16.94%
   2009............................ 1.45% to 2.20%   728,917 12.58 to 10.48  7,696   0.00%      63.24% to   62.00%
   2008............................ 1.45% to 2.20%   768,760  7.71 to  6.47  4,972   0.20%    (49.85)% to (50.24)%
 Invesco Van Kampen V.I.
   Comstock Fund -- Series II
   shares
   2012............................ 1.45% to 2.55% 2,467,715 16.88 to  8.90 35,359   1.40%      17.20% to   15.89%
   2011............................ 1.45% to 2.55% 3,207,247 14.40 to  7.68 39,325   1.37%     (3.52)% to  (4.60)%
   2010............................ 1.45% to 2.55% 3,775,362 14.93 to  8.05 48,250   0.14%      14.02% to   12.75%
   2009............................ 1.45% to 2.55% 4,892,907 13.09 to  7.14 55,253   4.31%      26.55% to   25.13%
   2008............................ 1.45% to 2.55% 5,740,584 10.35 to  5.70 51,764   2.26%    (36.73)% to (37.44)%
 Invesco Van Kampen V.I. Equity
   and Income Fund -- Series II
   shares
   2012............................ 1.45% to 2.55% 1,330,237 10.68 to 10.02 13,779   1.82%      10.75% to    9.52%
   2011............................ 1.45% to 2.55% 1,447,561  9.64 to  9.15 13,588   1.75%     (2.73)% to  (3.81)%
   2010............................ 1.45% to 2.55% 1,478,343  9.91 to  9.51 14,342   1.92%      10.41% to    9.18%
   2009............................ 1.45% to 2.55% 1,446,343  8.97 to  8.71 12,783   2.83%      20.71% to   19.37%
   2008............................ 1.45% to 2.55% 1,246,305  7.43 to  7.30  9,170   2.44%    (23.80)% to (24.65)%
 Invesco Van Kampen V.I. Mid
   Cap Growth Fund -- Series I
   shares
   2012 (4)........................ 0.75% to 0.75%       205  9.78 to  9.78      2   0.00%     (3.25)% to  (3.25)%
 Invesco Van Kampen V.I. Value
   Opportunities Fund -- Series II
   shares
   2012............................ 1.45% to 2.30%   600,493 13.08 to  8.82  7,428   1.15%      15.95% to   14.94%
   2011............................ 1.45% to 2.30%   774,885 11.28 to  7.67  8,255   0.58%     (4.79)% to  (5.61)%
   2010............................ 1.45% to 2.30% 1,024,833 11.85 to  8.13 11,426   0.34%       5.40% to    4.49%
   2009............................ 1.45% to 2.30% 1,244,958 11.24 to  7.78 13,225   1.21%      45.60% to   44.34%
   2008............................ 1.45% to 2.30% 1,471,353  7.72 to  5.39 10,642   0.48%    (52.60)% to (53.01)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                   EXPENSE AS A                             NET   INVESTMENT
                                   % OF AVERAGE                            ASSETS   INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------ ---------- --------------------
AllianceBernstein Variable
  Products Series Fund, Inc.
 AllianceBernstein Balanced
   Wealth Strategy Portfolio --
   Class B
   2012.......................... 1.45% to 2.55%  2,132,465  9.98 to  9.40 20,462   1.90%      11.73% to   10.48%
   2011.......................... 1.45% to 2.55%  2,344,972  8.93 to  8.51 20,197   2.23%     (4.46)% to  (5.52)%
   2010.......................... 1.45% to 2.55%  2,786,369  9.35 to  9.00 25,232   2.62%       8.70% to    7.49%
   2009.......................... 1.45% to 2.55%  3,039,389  8.60 to  8.38 25,460   0.82%      22.65% to   21.28%
   2008.......................... 1.45% to 2.55%  2,363,636  7.01 to  6.91 16,167   3.18%    (31.22)% to (31.99)%
 AllianceBernstein Global
   Thematic Growth Portfolio --
   Class B
   2012.......................... 1.45% to 2.10%    288,782 13.54 to  9.29  3,573   0.00%      11.60% to   10.86%
   2011.......................... 1.45% to 2.10%    296,320 12.13 to  8.38  3,257   0.37%    (24.52)% to (25.02)%
   2010.......................... 1.45% to 2.10%    394,801 16.07 to 11.18  5,915   2.17%      16.86% to   16.09%
   2009.......................... 1.45% to 2.10%    506,727 13.75 to  9.63  6,577   0.00%      50.92% to   49.93%
   2008.......................... 1.45% to 2.10%    352,242  9.11 to  6.42  3,098   0.00%    (48.23)% to (48.57)%
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2012.......................... 1.15% to 2.30%  3,658,774 15.87 to 10.95 48,855   1.32%      15.89% to   14.54%
   2011.......................... 1.15% to 2.30%  4,512,491 13.69 to  9.56 52,198   1.11%       4.85% to    3.64%
   2010.......................... 1.15% to 2.30%  5,683,543 13.06 to  9.22 62,977   0.00%      11.50% to   10.21%
   2009.......................... 1.15% to 2.30%  6,922,845 11.71 to  8.37 68,933   3.49%      18.97% to   17.58%
   2008.......................... 1.15% to 2.30%  8,422,022  9.84 to  7.12 70,944   1.80%    (41.38)% to (42.06)%
 AllianceBernstein International
   Value Portfolio -- Class B
   2012.......................... 1.45% to 2.55% 12,409,844  9.39 to  5.20 82,582   1.39%      12.53% to   11.28%
   2011.......................... 1.45% to 2.55% 10,820,026  8.34 to  4.67 66,148   3.98%    (20.60)% to (21.49)%
   2010.......................... 1.45% to 2.55% 10,331,067 10.51 to  5.95 81,554   2.85%       2.79% to    1.64%
   2009.......................... 1.45% to 2.55% 11,097,457 10.22 to  5.86 87,523   1.12%      32.41% to   30.93%
   2008.......................... 1.45% to 2.55% 11,076,363  7.72 to  4.47 68,474   0.88%    (53.96)% to (54.48)%
 AllianceBernstein Large Cap
   Growth Portfolio -- Class B
   2012.......................... 1.45% to 2.30%  1,444,678 14.41 to 10.67 11,213   0.03%      14.44% to   13.45%
   2011.......................... 1.45% to 2.30%  1,651,187 12.53 to  9.36 11,456   0.09%     (5.15)% to  (5.96)%
   2010.......................... 1.45% to 2.30%  2,031,713 13.21 to  9.95 14,888   0.28%       8.24% to    7.31%
   2009.......................... 1.45% to 2.30%  2,483,124 12.21 to  9.27 16,764   0.00%      35.12% to   33.95%
   2008.......................... 1.45% to 2.30%  2,968,259  9.03 to  6.92 14,864   0.00%    (40.69)% to (41.21)%
 AllianceBernstein Small Cap
   Growth Portfolio -- Class B
   2012.......................... 1.45% to 1.95%  1,088,005 12.35 to 11.94 13,372   0.00%      13.06% to   12.49%
   2011.......................... 1.45% to 1.95%  1,584,521 10.92 to 10.61 17,205   0.00%       2.69% to    2.17%
   2010.......................... 1.45% to 2.30%  1,559,796 10.63 to 10.21 16,698   0.00%      34.61% to   33.45%
   2009.......................... 1.45% to 2.20%    725,939  7.90 to  7.68  5,848   0.00%      39.23% to   38.18%
   2008.......................... 1.45% to 2.20%    791,595  5.67 to  5.56  4,590   0.00%    (46.41)% to (46.82)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2012.......................... 1.45% to 2.55%  6,454,403 13.69 to 12.65  84,749   2.39%       5.83% to    4.64%
   2011.......................... 1.45% to 2.55%  6,534,567 12.93 to 12.09  81,354   4.03%      10.13% to    8.90%
   2010.......................... 1.45% to 2.55%  7,721,667 11.74 to 11.10  87,434   1.66%       3.57% to    2.42%
   2009.......................... 1.45% to 2.55% 11,759,735 11.34 to 10.84 128,852   1.88%       8.64% to    7.43%
   2008.......................... 1.45% to 2.55%  8,364,576 10.44 to 10.09  84,952   1.46%     (3.03)% to  (4.11)%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth Fund --
   Class I
   2012.......................... 1.45% to 2.05%      6,283 15.65 to 10.86      84   2.17%      13.08% to   12.39%
   2011.......................... 1.45% to 2.05%      6,420 13.84 to  9.66      74   1.53%       1.62% to    1.00%
   2010.......................... 1.45% to 2.05%      9,392 13.62 to  9.56     102   1.46%      12.49% to   11.81%
   2009.......................... 1.45% to 2.05%     14,396 12.11 to  8.55     150   4.35%      16.39% to   15.68%
   2008.......................... 1.45% to 2.05%     10,530 10.40 to  7.39      88   2.00%    (35.54)% to (35.93)%
 VP International Fund --
   Class I
   2012.......................... 1.45% to 2.20%     76,676 18.89 to  8.59   1,032   0.86%      19.40% to   18.49%
   2011.......................... 1.45% to 2.20%     91,147 15.82 to  7.25   1,031   1.38%    (13.32)% to (13.98)%
   2010.......................... 1.45% to 2.20%     88,669 18.25 to  8.42   1,174   2.18%      11.65% to   10.80%
   2009.......................... 1.45% to 2.20%    181,662 16.35 to  7.60   2,038   2.24%      31.83% to   30.82%
   2008.......................... 1.45% to 2.20%    222,588 12.40 to  5.81   1,908   0.80%    (45.62)% to (46.04)%
 VP Ultra(R) Fund -- Class I
   2012.......................... 1.45% to 2.05%      4,504 14.41 to 11.26      54   0.00%      12.27% to   11.58%
   2011.......................... 1.45% to 2.05%      5,004 12.84 to 10.09      54   0.00%     (0.40)% to  (1.00)%
   2010.......................... 1.45% to 2.05%      5,168 12.89 to 10.19      56   0.55%      14.40% to   13.71%
   2009.......................... 1.45% to 2.05%      6,963 11.27 to  8.96      68   0.25%      32.53% to   31.72%
   2008.......................... 1.45% to 2.05%      6,048  8.50 to  6.81      43   0.00%    (42.33)% to (42.68)%
 VP Value Fund -- Class I
   2012.......................... 1.45% to 1.45%      5,226 16.96 to 16.96      89   1.91%      12.91% to   12.91%
   2011.......................... 1.45% to 1.45%      6,844 15.02 to 15.02     103   2.01%     (0.45)% to  (0.45)%
   2010.......................... 1.45% to 1.45%     14,013 15.09 to 15.09     211   2.23%      11.78% to   11.78%
   2009.......................... 1.45% to 2.05%     14,765 13.50 to  9.60     197   5.51%      18.13% to   17.41%
   2008.......................... 1.45% to 2.10%     16,009 11.43 to  7.43     176   2.27%    (27.84)% to (28.32)%
BlackRock Variable Series Funds,
  Inc.
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2012.......................... 1.45% to 2.30%    997,274 12.60 to 11.29  11,530   1.41%      12.16% to   11.19%
   2011.......................... 1.45% to 2.30%  1,185,080 11.24 to 10.15  12,240   1.56%     (4.19)% to  (5.01)%
   2010.......................... 1.45% to 2.30%  1,177,535 11.73 to 10.69  12,848   1.47%      10.88% to    9.93%
   2009.......................... 1.45% to 2.30%  1,087,566 10.58 to  9.73  10,705   1.87%      28.97% to   27.86%
   2008.......................... 1.45% to 2.30%  1,119,238  8.20 to  7.61   8,865   2.10%    (37.82)% to (38.36)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 BlackRock Global Allocation
   V.I. Fund -- Class III Shares
   2012.......................... 1.45% to 2.55% 36,314,759 15.34 to 10.85 430,659   1.41%       8.37% to    7.16%
   2011.......................... 1.45% to 2.55% 40,363,773 14.15 to 10.12 445,130   2.18%     (5.03)% to  (6.09)%
   2010.......................... 1.45% to 2.55% 43,089,284 14.90 to 10.78 503,674   1.12%       8.17% to    6.96%
   2009.......................... 1.45% to 2.55% 42,888,160 13.78 to 10.08 466,813   2.02%      19.16% to   17.83%
   2008.......................... 1.45% to 2.55% 37,014,846 11.56 to  8.55 343,978   2.66%    (20.84)% to (21.72)%
 BlackRock Large Cap Growth
   V.I. Fund -- Class III Shares
   2012.......................... 1.45% to 1.85%    260,797 12.48 to 12.05   3,231   1.14%      13.15% to   12.69%
   2011.......................... 1.45% to 1.85%    288,746 11.03 to 10.69   3,167   0.64%       0.84% to    0.44%
   2010.......................... 1.45% to 1.85%    311,276 10.94 to 10.65   3,386   0.45%      13.43% to   12.97%
   2009.......................... 1.45% to 2.10%    316,268  9.64 to  9.29   3,034   0.38%      24.79% to   23.97%
   2008.......................... 1.45% to 2.10%    310,603  7.73 to  7.49   2,390   0.26%    (41.75)% to (42.14)%
 BlackRock Value Opportunities
   V.I. Fund -- Class III Shares
   2012.......................... 1.45% to 2.30%    805,941 13.22 to 10.80  10,385   0.38%      11.63% to   10.67%
   2011.......................... 1.45% to 2.30%    844,867 11.84 to  9.76   9,742   0.21%     (4.02)% to  (4.85)%
   2010.......................... 1.45% to 2.30%    897,173 12.34 to 10.26  10,786   0.64%      26.45% to   25.36%
   2009.......................... 1.45% to 2.30%    554,479  9.76 to  8.18   5,196   0.61%      26.21% to   25.12%
   2008.......................... 1.45% to 2.30%    582,155  7.73 to  6.54   4,345   0.67%    (41.08)% to (41.59)%
Columbia Funds Variable
  Insurance Trust I
 Columbia Variable Portfolio --
   Marsico Growth Fund --
   Class 1
   2012.......................... 1.45% to 2.30%  1,789,726 16.71 to 11.47  25,951   0.68%      10.61% to    9.65%
   2011.......................... 1.45% to 2.30%  2,153,872 15.11 to 10.46  28,613   0.29%     (4.05)% to  (4.87)%
   2010.......................... 1.45% to 2.30%  2,739,466 15.75 to 11.00  38,736   0.12%      19.79% to   18.76%
   2009.......................... 1.45% to 2.30%  3,064,123 13.15 to  9.26  36,308   0.78%      24.83% to   23.75%
   2008.......................... 1.45% to 2.30%  3,282,592 10.53 to  7.49  32,303   0.31%    (40.33)% to (40.84)%
 Columbia Variable Portfolio --
   Marsico International
   Opportunities Fund --
   Class 2
   2012.......................... 1.45% to 2.55%  4,431,272 19.22 to  7.90  53,257   0.93%      15.91% to   14.61%
   2011.......................... 1.45% to 2.55%  5,218,552 16.58 to  6.90  55,303   0.78%    (17.40)% to (18.32)%
   2010.......................... 1.45% to 2.55%  5,532,824 20.08 to  8.44  75,805   0.68%      12.08% to   10.83%
   2009.......................... 1.45% to 2.55%  6,441,360 17.91 to  7.62  78,350   1.88%      35.95% to   34.43%
   2008.......................... 1.45% to 2.55%  6,825,330 13.18 to  5.67  64,646   1.35%    (49.24)% to (49.80)%
DWS Variable Series I
 DWS Capital Growth VIP --
   Class B Shares
   2012.......................... 1.45% to 1.50%        610 10.03 to 10.02       6   0.56%      13.93% to   13.87%
   2011 (4)...................... 1.45% to 1.50%      1,126  8.80 to  8.80      10   0.00%    (17.29)% to (17.33)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
DWS Variable Series II
 DWS Dreman Small Mid Cap
   Value VIP -- Class B Shares
   2012........................... 1.45% to 2.05%     2,355 23.50 to 12.75     51   0.80%      11.73% to   11.05%
   2011........................... 1.45% to 2.05%     4,312 21.04 to 11.49     86   0.61%     (7.69)% to  (8.25)%
   2010........................... 1.45% to 2.05%     5,084 22.79 to 12.52    111   0.80%      20.89% to   20.15%
   2009........................... 1.45% to 2.05%     4,256 18.85 to 10.42     73   1.63%      27.41% to   26.63%
   2008........................... 1.45% to 2.05%     4,267 14.80 to  8.23     59   1.36%    (34.64)% to (35.04)%
 DWS Large Cap Value VIP --
   Class B Shares
   2012........................... 1.45% to 2.05%     7,327  9.86 to  9.76     72   1.68%       7.85% to    7.19%
   2011 (4)....................... 1.45% to 2.05%     8,090  9.14 to  9.11     74   0.00%    (12.44)% to (12.97)%
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio --
   Initial Shares
   2012........................... 1.45% to 1.45%     4,457 18.65 to 18.65     83   0.50%      17.94% to   17.94%
   2011........................... 1.45% to 2.05%     5,636 15.81 to 10.44     87   0.54%     (1.06)% to  (1.66)%
   2010........................... 1.45% to 2.05%     6,928 15.98 to 10.62    103   0.96%      25.26% to   24.49%
   2009........................... 1.45% to 2.05%     7,278 12.76 to  8.53     86   1.37%      33.54% to   32.73%
   2008........................... 1.45% to 2.05%     9,473  9.56 to  6.43     86   0.93%    (41.29)% to (41.64)%
 Dreyfus Variable Investment Fund
   -- Money Market Portfolio
   2012........................... 1.45% to 2.05%    68,739 10.12 to  9.77    688   0.00%     (1.45)% to  (2.06)%
   2011........................... 1.45% to 2.05%    72,669 10.27 to  9.98    737   0.01%     (1.44)% to  (2.04)%
   2010........................... 1.45% to 2.05%    60,971 10.42 to 10.18    632   0.01%     (1.44)% to  (2.04)%
   2009........................... 1.45% to 2.20%    45,268 10.57 to  9.98    473   0.15%     (1.32)% to  (2.08)%
   2008........................... 1.45% to 2.05%    75,117 10.72 to 10.60    798   2.24%       1.05% to  (0.44)%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial
   Shares
   2012........................... 1.50% to 2.05%   523,857  7.34 to 12.19  3,851   0.80%      10.29% to    9.67%
   2011........................... 1.45% to 2.05%   566,457 14.02 to 11.11  3,828   0.89%     (0.56)% to  (1.16)%
   2010........................... 1.50% to 2.05%   597,064  6.69 to 11.24  4,013   0.85%      13.09% to   12.46%
   2009........................... 1.50% to 2.05%   612,680  5.92 to 10.00  3,642   0.96%      31.75% to   31.01%
   2008........................... 1.50% to 2.05%   668,346  4.49 to  7.63  3,015   0.76%    (35.41)% to (35.77)%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2012........................... 1.45% to 2.55% 5,310,021 12.86 to 10.84 64,390   4.17%       5.77% to    4.58%
   2011........................... 1.45% to 2.55% 2,297,228 12.15 to 10.36 27,501   4.22%       1.06% to  (0.06)%
   2010........................... 1.45% to 2.55% 2,710,733 12.03 to 10.37 32,192   4.17%       7.54% to    6.34%
   2009........................... 1.45% to 2.55% 5,811,349 11.18 to  9.75 62,369   4.81%      42.22% to   40.63%
   2008........................... 1.45% to 2.55% 5,262,454  7.86 to  6.93 39,804   5.63%    (28.19)% to (28.99)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                   EXPENSE AS A                            NET   INVESTMENT
                                   % OF AVERAGE                           ASSETS   INCOME
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- -------------- ------ ---------- --------------------
Federated Insurance Series
 Federated Capital Appreciation
   Fund II -- Primary Shares
   2012.......................... 1.15% to 1.60%   855,844 10.99 to 10.86  9,332    0.56%      8.90% to    8.41%
   2011.......................... 1.15% to 1.60% 1,004,660 10.10 to 10.01 10,089    0.74%    (6.38)% to  (6.80)%
   2010 (4)...................... 1.15% to 1.60% 1,194,955 10.78 to 10.74 12,856    0.00%      9.78% to    9.29%
 Federated High Income Bond
   Fund II -- Primary Shares
   2012.......................... 1.15% to 1.60%   987,669 31.04 to 18.13 23,746    7.75%     13.37% to   12.86%
   2011.......................... 1.15% to 1.60% 1,082,614 27.38 to 16.06 22,866    8.97%      3.96% to    3.49%
   2010.......................... 1.15% to 1.60% 1,297,630 26.34 to 15.52 26,334    8.25%     13.41% to   12.90%
   2009.......................... 1.15% to 1.60% 1,496,563 23.22 to 13.75 26,825   10.21%     51.09% to   50.41%
   2008.......................... 1.15% to 1.60% 1,467,058 15.37 to  9.14 17,443   10.25%   (26.85)% to (27.18)%
 Federated High Income Bond
   Fund II -- Service Shares
   2012.......................... 1.45% to 2.30% 2,091,309 19.15 to 15.14 39,974    7.59%     12.64% to   11.67%
   2011.......................... 1.45% to 2.30% 2,063,018 17.00 to 13.56 34,906    8.96%      3.40% to    2.52%
   2010.......................... 1.45% to 2.30% 2,419,205 16.44 to 13.23 39,664    7.87%     12.73% to   11.75%
   2009.......................... 1.45% to 2.30% 2,322,730 14.59 to 11.84 33,936    9.28%     50.27% to   48.97%
   2008.......................... 1.45% to 2.30% 2,234,174  9.71 to  7.94 21,881    9.67%   (27.17)% to (27.80)%
 Federated Kaufmann Fund II --
   Service Shares
   2012.......................... 1.45% to 2.40% 1,260,634 18.31 to  8.79 21,186    0.00%     15.31% to   14.20%
   2011.......................... 1.45% to 2.55% 5,911,389 15.88 to  7.64 59,382    0.87%   (14.74)% to (15.69)%
   2010.......................... 1.45% to 2.55% 5,947,890 18.62 to  9.06 72,506    0.00%     16.04% to   14.75%
   2009.......................... 1.45% to 2.55% 4,895,409 16.05 to  7.90 56,115    0.00%     27.23% to   25.81%
   2008.......................... 1.45% to 2.55% 4,812,138 12.61 to  6.28 45,845    0.00%   (42.75)% to (43.39)%
 Federated Managed Volatility
   Fund II
   2012.......................... 1.15% to 1.60%   512,990 22.69 to 11.17  8,752    2.92%     12.24% to   11.73%
   2011.......................... 1.15% to 1.60%   540,001 20.21 to 10.00  8,295    3.93%      3.57% to    3.10%
   2010.......................... 1.15% to 1.60%   588,797 19.52 to  9.70  8,732    6.28%     10.80% to   10.30%
   2009.......................... 1.15% to 1.60%   721,714 17.61 to  8.79  9,640    6.32%     26.80% to   26.23%
   2008.......................... 1.15% to 1.60%   855,909 13.89 to  6.96  9,050    6.06%   (21.30)% to (21.65)%
Fidelity(R) Variable Insurance
  Products Fund
 VIP Asset Manager/SM/ Portfolio
   --Initial Class
   2012.......................... 1.15% to 1.60% 1,717,147 40.99 to 13.33 60,115    1.49%     11.18% to   10.68%
   2011.......................... 1.15% to 1.60% 1,999,658 36.87 to 12.05 61,909    1.86%    (3.68)% to  (4.11)%
   2010.......................... 1.15% to 1.60% 2,414,469 38.28 to 12.56 74,847    1.66%     12.95% to   12.44%
   2009.......................... 1.15% to 1.60% 2,680,632 33.89 to 11.17 75,497    2.36%     27.63% to   27.05%
   2008.......................... 1.15% to 1.60% 3,076,370 26.55 to  8.79 68,001    2.45%   (29.54)% to (29.86)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 VIP Asset Manager/SM/ Portfolio
   -- Service Class 2
   2012.......................... 1.45% to 2.30%    991,187 13.44 to 12.31  12,836   1.23%      10.60% to    9.65%
   2011.......................... 1.45% to 2.30%  1,243,753 12.15 to 11.22  14,615   1.60%     (4.22)% to  (5.05)%
   2010.......................... 1.45% to 2.30%  1,538,516 12.68 to 11.82  18,958   1.40%      12.31% to   11.34%
   2009.......................... 1.45% to 2.30%  1,751,372 11.29 to 10.62  19,260   2.02%      26.89% to   25.80%
   2008.......................... 1.45% to 2.30%  1,874,666  8.90 to  8.44  16,286   2.27%    (29.94)% to (30.54)%
 VIP Balanced Portfolio --
   Service Class 2
   2012.......................... 1.45% to 2.55%  6,503,500 12.30 to 10.46  75,098   1.52%      13.15% to   11.89%
   2011.......................... 1.45% to 2.55%  6,881,761 10.87 to  9.35  70,645   1.40%     (5.22)% to  (6.27)%
   2010.......................... 1.45% to 2.55%  6,779,387 11.47 to  9.97  73,820   1.52%      16.05% to   14.76%
   2009.......................... 1.45% to 2.55%  6,966,166  9.88 to  8.69  65,552   1.84%      36.32% to   34.80%
   2008.......................... 1.45% to 2.55%  6,416,955  7.25 to  6.45  44,795   1.79%    (35.10)% to (35.83)%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2012.......................... 1.15% to 1.60%  4,390,853 48.83 to 16.09 123,400   1.28%      15.07% to   14.55%
   2011.......................... 1.15% to 1.60%  5,110,949 42.43 to 14.05 124,220   0.95%     (3.64)% to  (4.08)%
   2010.......................... 1.15% to 1.60%  6,064,325 44.04 to 14.64 153,099   1.21%      15.87% to   15.35%
   2009.......................... 1.15% to 1.60%  7,029,385 38.01 to 12.70 154,027   1.35%      34.15% to   33.54%
   2008.......................... 1.15% to 1.60%  8,530,894 28.33 to  9.51 138,791   0.88%    (43.18)% to (43.43)%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2012.......................... 1.45% to 2.55% 22,275,144 19.56 to  9.88 267,620   1.09%      14.45% to   13.17%
   2011.......................... 1.45% to 2.55%  8,717,847 17.09 to  8.73 115,951   0.74%     (4.19)% to  (5.26)%
   2010.......................... 1.45% to 2.55%  9,949,015 17.84 to  9.21 139,185   0.98%      15.23% to   13.95%
   2009.......................... 1.45% to 2.55% 11,477,898 15.48 to  8.09 139,161   1.15%      33.50% to   32.01%
   2008.......................... 1.45% to 2.55% 12,610,294 11.59 to  6.13 116,786   0.63%    (43.52)% to (44.16)%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2012.......................... 1.45% to 1.85%    127,184 17.22 to 13.29   2,111   0.41%      20.47% to   19.98%
   2011.......................... 1.45% to 1.85%    149,191 14.29 to 11.08   2,038   0.00%     (4.17)% to  (4.56)%
   2010.......................... 1.45% to 1.95%    181,993 14.92 to  9.41   2,572   0.22%      16.28% to   15.69%
   2009.......................... 1.45% to 1.85%    193,075 12.83 to 10.02   2,427   0.02%      33.82% to   33.28%
   2008.......................... 1.45% to 1.85%    250,019  9.59 to  7.52   2,364   0.47%    (42.20)% to (42.43)%
 VIP Equity-Income Portfolio --
   Initial Class
   2012.......................... 1.15% to 1.60%  3,054,947 61.01 to 12.38 100,588   3.01%      15.95% to   15.43%
   2011.......................... 1.15% to 1.60%  3,627,740 52.62 to 10.72 100,854   2.38%     (0.19)% to  (0.64)%
   2010.......................... 1.15% to 1.60%  4,305,594 52.72 to 10.79 119,423   1.75%      13.83% to   13.31%
   2009.......................... 1.15% to 1.60%  5,178,909 46.32 to  9.52 124,098   2.22%      28.71% to   28.13%
   2008.......................... 1.15% to 1.60%  6,098,804 35.98 to  7.43 115,268   2.23%    (43.32)% to (43.57)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 VIP Equity-Income Portfolio --
   Service Class 2
   2012.......................... 1.45% to 2.55% 12,250,530 15.83 to  8.29 135,616   2.88%      15.35% to   14.06%
   2011.......................... 1.45% to 2.55%  4,524,978 13.72 to  7.27  52,474   2.08%     (0.80)% to  (1.91)%
   2010.......................... 1.45% to 2.55%  5,873,275 13.83 to  7.41  68,868   1.53%      13.25% to   11.99%
   2009.......................... 1.45% to 2.55%  6,978,010 12.21 to  6.61  72,555   2.02%      28.00% to   26.57%
   2008.......................... 1.45% to 2.55%  8,189,010  9.54 to  5.23  66,612   1.67%    (43.64)% to (44.27)%
 VIP Growth & Income
   Portfolio -- Initial Class
   2012.......................... 0.75% to 1.60%  1,548,381 12.64 to 10.96  23,113   2.13%      17.67% to   16.67%
   2011.......................... 0.75% to 1.60%  1,851,869 10.74 to  9.39  23,428   1.72%       0.85% to  (0.01)%
   2010.......................... 0.75% to 1.60%  2,095,446 10.65 to  9.39  26,763   0.69%      14.01% to   13.04%
   2009.......................... 0.75% to 1.60%  2,448,623  9.34 to  8.31  27,458   1.04%      26.25% to   25.17%
   2008.......................... 0.75% to 1.60%  2,945,542  7.40 to  6.64  26,128   1.10%    (42.14)% to (42.63)%
 VIP Growth & Income
   Portfolio -- Service Class 2
   2012.......................... 1.45% to 2.20%  1,265,696 14.55 to 12.09  14,604   1.99%      16.53% to   15.64%
   2011.......................... 1.45% to 1.95%  1,371,950 12.49 to 10.63  13,548   1.47%     (0.11)% to  (0.61)%
   2010.......................... 1.45% to 2.20%  1,632,649 12.50 to 10.55  16,233   0.46%      12.89% to   12.03%
   2009.......................... 1.45% to 2.20%  1,891,358 11.08 to  9.41  16,711   0.84%      25.17% to   24.22%
   2008.......................... 1.45% to 2.20%  2,093,064  8.85 to  7.58  14,964   0.88%    (42.74)% to (43.18)%
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2012.......................... 0.75% to 1.60%    841,179 10.62 to  8.70   9,669   0.39%      18.71% to   17.70%
   2011.......................... 0.75% to 1.60%    893,331  8.94 to  7.39   8,842   0.16%       1.53% to    0.67%
   2010.......................... 0.75% to 1.60%    936,955  8.81 to  7.34   9,337   0.20%      22.81% to   21.76%
   2009.......................... 0.75% to 1.60%  1,190,728  7.17 to  6.03   9,553   0.48%      44.76% to   43.52%
   2008.......................... 0.75% to 1.60%  1,296,531  4.95 to  4.20   7,395   0.38%    (55.36)% to (55.74)%
 VIP Growth Opportunities
   Portfolio -- Service Class 2
   2012 (4)...................... 1.45% to 2.55%  2,734,942 10.73 to 10.62  29,273   0.16%       7.88% to    6.68%
 VIP Growth Portfolio -- Initial
   Class
   2012.......................... 1.15% to 1.60%  2,281,334 62.02 to  9.78  59,904   0.57%      13.36% to   12.85%
   2011.......................... 1.15% to 1.60%  2,679,282 54.71 to  8.66  61,236   0.35%     (0.95)% to  (1.39)%
   2010.......................... 1.15% to 1.60%  3,132,022 55.23 to  8.78  71,983   0.27%      22.75% to   22.19%
   2009.......................... 1.15% to 1.60%  3,692,954 45.00 to  7.19  68,484   0.44%      26.81% to   26.24%
   2008.......................... 1.15% to 1.60%  4,359,533 35.48 to  5.70  63,332   0.75%    (47.78)% to (48.01)%
 VIP Growth Portfolio --
   Service Class 2
   2012.......................... 1.45% to 2.30%  1,947,729 15.32 to 11.52  17,689   0.32%      12.74% to   11.77%
   2011.......................... 1.45% to 2.30%  2,567,808 13.58 to 10.31  19,928   0.13%     (1.48)% to  (2.33)%
   2010.......................... 1.45% to 2.30%  2,923,278 13.79 to 10.55  23,680   0.03%      22.07% to   21.02%
   2009.......................... 1.45% to 2.30%  4,006,232 11.30 to  8.72  26,119   0.21%      26.11% to   25.02%
   2008.......................... 1.45% to 2.30%  4,302,622  8.96 to  6.98  22,606   0.53%    (48.07)% to (48.52)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 VIP Growth Stock Portfolio --
   Service Class 2
   2012 (4)..................... 1.45% to 2.55%  3,574,522 10.89 to 10.77  38,808   0.63%       9.57% to    8.35%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2012......................... 1.45% to 2.55% 11,363,659 12.74 to 11.95 142,492   2.20%       4.07% to    2.90%
   2011......................... 1.45% to 2.55%  1,333,152 12.24 to 11.62  16,221   3.45%       5.49% to    4.31%
   2010......................... 1.45% to 2.55%  1,168,158 11.60 to 11.14  13,488   3.22%       5.99% to    4.81%
   2009......................... 1.45% to 2.55%  1,247,865 10.95 to 10.63  13,610   8.05%      13.80% to   12.53%
   2008......................... 1.45% to 2.55%    657,573  9.62 to  9.44   6,309   3.60%     (4.86)% to  (5.92)%
 VIP Mid Cap Portfolio --
   Initial Class
   2012......................... 0.75% to 0.75%      1,029 26.35 to 26.35      27   0.64%      13.97% to   13.97%
   2011......................... 0.75% to 0.75%      1,514 23.12 to 23.12      35   0.26%    (11.28)% to (11.28)%
   2010......................... 0.75% to 0.75%      1,503 26.06 to 26.06      39   0.38%      27.87% to   27.87%
   2009......................... 0.75% to 0.75%      1,505 20.38 to 20.38      31   0.70%      39.04% to   39.04%
   2008......................... 0.75% to 0.75%      1,526 14.66 to 14.66      22   0.47%    (39.90)% to (39.90)%
 VIP Mid Cap Portfolio --
   Service Class 2
   2012......................... 1.15% to 2.55% 10,619,523 26.59 to 10.27 170,431   0.39%      13.24% to   11.63%
   2011......................... 1.15% to 2.55%  4,889,281 23.48 to  9.20  97,950   0.02%    (11.88)% to (13.12)%
   2010......................... 1.15% to 2.55%  6,200,645 26.64 to 10.59 142,397   0.12%      27.09% to   25.30%
   2009......................... 1.15% to 2.55%  7,021,421 20.96 to  8.45 126,986   0.44%      38.14% to   36.19%
   2008......................... 1.15% to 2.55%  8,183,271 15.17 to  6.21 108,557   0.23%    (40.30)% to (41.15)%
 VIP Overseas Portfolio --
   Initial Class
   2012......................... 0.75% to 1.60%  1,100,757 11.01 to 11.65  23,478   1.92%      19.83% to   18.81%
   2011......................... 0.75% to 1.60%  1,234,488  9.19 to  9.81  22,127   1.31%    (17.78)% to (18.49)%
   2010......................... 0.75% to 1.60%  1,464,943 11.17 to 12.03  32,074   1.36%      12.27% to   11.31%
   2009......................... 0.75% to 1.60%  1,723,772  9.95 to 10.81  33,424   2.09%      25.58% to   24.51%
   2008......................... 0.75% to 1.60%  2,093,149  7.93 to  8.68  32,712   2.23%    (44.23)% to (44.70)%
 VIP Value Strategies Portfolio
   -- Service Class 2
   2012......................... 1.45% to 2.20%    326,129 14.05 to 13.62   4,494   0.44%      25.22% to   24.26%
   2011......................... 1.45% to 2.10%    278,601 11.22 to 10.66   3,058   0.70%    (10.35)% to (10.94)%
   2010......................... 1.45% to 2.20%    371,208 12.52 to 12.32   4,563   0.24%      24.51% to   23.56%
   2009......................... 1.45% to 2.20%    410,826 10.05 to  9.97   4,067   0.39%      54.87% to   53.69%
   2008......................... 1.45% to 2.20%    351,190  6.49 to  6.49   2,239   0.50%    (51.99)% to (52.36)%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Income Securities
   Fund -- Class 2 Shares
   2012......................... 1.45% to 2.55% 42,955,777 14.29 to 10.49 540,761   6.45%      11.02% to    9.77%
   2011......................... 1.45% to 2.55% 50,630,331 12.87 to  9.55 578,783   5.75%       0.90% to  (0.22)%
   2010......................... 1.45% to 2.55% 59,506,030 12.75 to  9.57 679,174   6.66%      11.04% to    9.80%
   2009......................... 1.45% to 2.55% 67,401,493 11.49 to  8.72 697,292   8.22%      33.63% to   32.14%
   2008......................... 1.45% to 2.55% 78,783,169  8.60 to  6.60 613,811   5.40%    (30.68)% to (31.45)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                 EXPENSE AS A                             NET    INVESTMENT
                                 % OF AVERAGE                            ASSETS    INCOME
                                NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                -------------- ---------- -------------- ------- ---------- --------------------
 Franklin Large Cap Growth
   Securities Fund -- Class 2
   Shares
   2012........................ 1.45% to 2.05%     23,883 14.21 to 11.06     332    0.84%     10.74% to   10.06%
   2011........................ 1.45% to 2.05%     27,495 12.83 to 10.05     346    0.65%    (2.93)% to  (3.52)%
   2010........................ 1.45% to 2.05%     30,856 13.22 to 10.42     396    0.83%      9.97% to    9.30%
   2009........................ 1.45% to 2.05%     34,602 12.02 to  9.53     405    1.37%     27.85% to   27.07%
   2008........................ 1.45% to 2.10%     47,853  9.40 to  7.13     421    1.35%   (35.48)% to (35.91)%
 Franklin Templeton VIP
   Founding Funds Allocation
   Fund -- Class 2 Shares
   2012........................ 1.45% to 2.55% 11,368,166  9.64 to  9.08 106,153    2.81%     13.66% to   12.39%
   2011........................ 1.45% to 2.55% 12,885,675  8.48 to  8.08 106,353    0.02%    (2.97)% to  (4.05)%
   2010........................ 1.45% to 2.55% 14,297,304  8.74 to  8.42 122,162    2.04%      8.66% to    7.44%
   2009........................ 1.45% to 2.55% 16,220,852  8.05 to  7.84 128,206    2.43%     28.36% to   26.93%
   2008........................ 1.45% to 2.55% 19,310,673  6.27 to  6.17 119,562    2.47%   (36.80)% to (37.51)%
 Mutual Shares Securities Fund
   -- Class 2 Shares
   2012........................ 1.45% to 2.40%  1,581,716 15.97 to  8.45  19,988    1.84%     12.58% to   11.50%
   2011........................ 1.45% to 2.55%  6,183,615 14.19 to  7.53  59,135    2.37%    (2.47)% to  (3.56)%
   2010........................ 1.45% to 2.55%  6,805,503 14.55 to  7.80  67,378    1.41%      9.58% to    8.36%
   2009........................ 1.45% to 2.55%  9,715,017 13.28 to  7.20  86,585    2.00%     24.22% to   22.83%
   2008........................ 1.45% to 2.55%  8,492,581 10.69 to  5.86  62,754    2.05%   (38.02)% to (38.72)%
 Templeton Foreign Securities
   Fund -- Class 1 Shares
   2012........................ 0.75% to 1.60%    745,396 14.20 to 13.26   9,998    3.24%     17.70% to   16.70%
   2011........................ 1.15% to 1.60%    817,020 11.73 to 11.36   9,374    1.95%   (11.47)% to (11.87)%
   2010........................ 0.75% to 1.60%    967,215 13.58 to 12.89  12,580    2.09%      7.86% to    6.94%
   2009........................ 1.15% to 1.60%    975,796 12.33 to 12.06  11,847    3.67%     35.76% to   35.15%
   2008........................ 1.15% to 1.60%  1,036,669  9.08 to  8.92   9,298    2.71%   (40.93)% to (41.19)%
 Templeton Foreign Securities
   Fund -- Class 2 Shares
   2012........................ 1.45% to 2.20%    126,214 19.71 to  8.90   1,688    3.17%     16.51% to   15.63%
   2011........................ 1.45% to 2.20%    103,850 16.92 to  7.70   1,285    1.67%   (11.93)% to (12.60)%
   2010........................ 1.45% to 2.20%    105,029 19.21 to  8.81   1,516    1.82%      6.84% to    6.02%
   2009........................ 1.45% to 2.20%    187,539 17.98 to  8.31   2,340    3.61%     35.06% to   34.03%
   2008........................ 1.45% to 2.20%    225,892 13.31 to  6.20   2,069    2.45%   (41.24)% to (41.69)%
 Templeton Global Bond
   Securities Fund -- Class 1
   Shares
   2012........................ 1.15% to 1.40%    668,902 18.80 to 18.42  12,374    6.57%     13.98% to   13.69%
   2011........................ 1.15% to 1.40%    748,067 16.49 to 16.20  12,165    5.58%    (1.75)% to  (1.99)%
   2010........................ 1.15% to 1.40%    758,389 16.78 to 16.53  12,576    1.62%     13.39% to   13.11%
   2009........................ 1.15% to 1.40%    715,736 14.80 to 14.62  10,490   13.68%     17.61% to   17.32%
   2008........................ 1.15% to 1.40%    663,426 12.59 to 12.46   8,285    3.90%      5.24% to    4.97%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 Templeton Growth Securities
   Fund -- Class 2 Shares
   2012......................... 1.45% to 2.20%  1,436,617  9.48 to  9.01  13,084   2.07%      19.31% to   18.40%
   2011......................... 1.45% to 2.20%  1,512,777  7.94 to  7.61  11,548   1.34%     (8.32)% to  (9.02)%
   2010......................... 1.45% to 2.30%  1,659,655  8.67 to  8.32  13,883   1.31%       5.84% to    4.93%
   2009......................... 1.45% to 2.30%  1,841,714  8.19 to  7.93  14,636   3.14%      29.20% to   28.09%
   2008......................... 1.45% to 2.30%  1,858,179  6.34 to  6.19  11,612   1.68%    (43.16)% to (43.65)%
GE Investments Funds, Inc.
 Core Value Equity Fund --
   Class 1 Shares
   2012......................... 1.45% to 2.10%  1,079,397 16.12 to 12.48  13,554   1.14%      11.76% to   11.03%
   2011......................... 1.45% to 2.10%  1,273,957 14.42 to 11.24  14,328   0.81%     (3.02)% to  (3.66)%
   2010......................... 1.45% to 2.10%  1,504,763 14.87 to 11.67  17,447   1.33%       9.96% to    9.23%
   2009......................... 1.45% to 2.10%  1,832,169 13.52 to 10.69  19,332   1.17%      23.58% to   22.77%
   2008......................... 1.45% to 2.10%  2,144,377 10.94 to  8.70  18,360   1.18%    (33.91)% to (34.35)%
 Income Fund -- Class 1 Shares
   2012......................... 0.75% to 2.35%  2,605,073 17.00 to 11.71  38,054   2.11%       4.90% to    3.20%
   2011......................... 0.75% to 2.35%  3,247,690 16.21 to 11.35  45,800   4.07%       6.40% to    4.69%
   2010......................... 0.75% to 2.35%  3,707,548 15.23 to 10.84  49,438   3.08%       6.76% to    5.04%
   2009......................... 0.75% to 2.45%  4,285,246 14.27 to 10.28  53,853   3.99%       7.07% to    5.24%
   2008......................... 0.75% to 2.45%  5,291,139 13.32 to  9.77  62,745   4.71%     (5.82)% to  (7.44)%
 Premier Growth Equity Fund --
   Class 1 Shares
   2012......................... 0.75% to 2.10%  2,489,095 12.17 to 12.01  30,758   0.83%      19.97% to   18.34%
   2011......................... 0.75% to 2.10%  3,236,743 10.14 to 10.15  33,683   0.19%     (0.28)% to  (1.63)%
   2010......................... 0.75% to 2.10%  3,817,618 10.17 to 10.32  40,199   0.23%      10.77% to    9.26%
   2009......................... 0.75% to 2.10%  4,507,878  9.18 to  9.44  43,185   0.34%      37.70% to   35.83%
   2008......................... 0.75% to 2.10%  5,527,352  6.67 to  6.95  38,718   0.35%    (37.13)% to (37.99)%
 Real Estate Securities Fund --
   Class 1 Shares
   2012......................... 0.75% to 2.55%  2,397,627 35.42 to 10.25  64,381   1.84%      15.91% to   13.81%
   2011......................... 0.75% to 2.55%  2,683,707 30.56 to  9.00  63,442   1.24%       9.03% to    7.06%
   2010......................... 0.75% to 2.55%  3,101,450 28.03 to  8.41  66,608   1.75%      27.98% to   25.66%
   2009......................... 0.75% to 2.55%  3,687,118 21.90 to  6.69  60,910   5.16%      34.75% to   32.30%
   2008......................... 0.75% to 2.55%  3,994,484 16.25 to  5.06  52,712   4.77%    (36.51)% to (37.67)%
 S&P 500(R) Index Fund
   2012......................... 0.75% to 2.55%  9,702,710 10.97 to  9.22 150,686   1.91%      14.83% to   12.74%
   2011......................... 0.75% to 2.55% 10,777,158  9.55 to  8.18 148,251   1.73%       0.94% to  (0.88)%
   2010......................... 0.75% to 2.55% 13,356,583  9.46 to  8.25 181,301   1.76%      13.98% to   11.91%
   2009......................... 0.75% to 2.55% 15,860,869  8.30 to  7.37 188,908   2.13%      25.35% to   23.08%
   2008......................... 0.75% to 2.55% 18,888,011  6.62 to  5.99 178,731   1.86%    (37.87)% to (39.00)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                               EXPENSE AS A                                        INVESTMENT
                               % OF AVERAGE                             NET ASSETS   INCOME
                              NET ASSETS (1)    UNITS      UNIT VALUE      000S    RATIO (2)    TOTAL RETURN (3)
                              -------------- ----------- -------------- ---------- ---------- --------------------
 Small-Cap Equity Fund --
   Class 1 Shares
   2012...................... 1.15% to 2.30%   1,896,838 20.84 to 12.56    36,787    0.01%      13.25% to   11.93%
   2011...................... 1.15% to 2.30%   2,406,365 18.40 to 11.22    41,381    0.00%       1.95% to    0.76%
   2010...................... 1.15% to 2.30%   2,926,019 18.05 to 11.14    49,614    0.17%      26.01% to   24.54%
   2009...................... 1.15% to 2.30%   3,608,377 14.33 to  8.94    48,754    0.00%      29.38% to   27.87%
   2008...................... 1.15% to 2.30%   4,320,863 11.07 to  6.99    45,525    0.45%    (38.31)% to (39.03)%
 Total Return Fund --
   Class 1 Shares
   2012...................... 0.75% to 2.30%  73,850,035 14.43 to 11.47   994,987    1.54%      11.70% to    9.96%
   2011...................... 0.75% to 2.30%  81,217,505 12.92 to 10.43   985,186    1.68%     (3.57)% to  (5.08)%
   2010...................... 0.75% to 2.30%  89,029,365 13.40 to 10.99 1,128,019    1.39%       8.82% to    7.12%
   2009...................... 0.75% to 2.30%  94,325,853 12.31 to 10.26 1,106,739    1.60%      19.90% to   18.03%
   2008...................... 0.75% to 2.30%  97,405,071 10.27 to  8.69   963,290    1.97%    (29.81)% to (30.91)%
 Total Return Fund --
   Class 3 Shares
   2012...................... 1.45% to 2.55%  98,775,639 11.00 to  9.28   997,523    1.29%      10.62% to    9.38%
   2011...................... 1.45% to 2.55% 110,528,192  9.94 to  8.48 1,014,142    1.45%     (4.50)% to  (5.56)%
   2010...................... 1.45% to 2.55% 120,773,570 10.41 to  8.98 1,166,699    1.17%       7.78% to    6.58%
   2009...................... 1.45% to 2.55% 128,705,519  9.66 to  8.43 1,160,078    1.46%      18.82% to   17.50%
   2008...................... 1.45% to 2.55% 125,631,080  8.13 to  7.17   962,211    2.22%    (30.39)% to (31.17)%
 U.S. Equity Fund -- Class 1
   Shares
   2012...................... 0.75% to 1.85%   2,146,107 12.02 to 11.97    25,799    1.22%      14.93% to   13.65%
   2011...................... 0.75% to 1.85%   2,531,170 10.45 to 10.53    26,806    0.71%     (3.64)% to  (4.70)%
   2010...................... 0.75% to 1.85%   3,017,807 10.85 to 11.05    33,498    0.96%       9.44% to    8.22%
   2009...................... 0.75% to 1.85%   3,605,506  9.91 to 10.21    36,983    1.15%      30.64% to   29.19%
   2008...................... 0.75% to 1.95%   4,230,957  7.59 to  7.95    33,569    1.00%    (36.54)% to (37.30)%
Goldman Sachs Variable
  Insurance Trust
 Goldman Sachs Large Cap
   Value Fund --
   Institutional Shares
   2012...................... 1.15% to 1.60%     838,830 11.09 to 10.79     9,408    1.32%      17.75% to   17.22%
   2011...................... 1.15% to 1.60%   1,018,930  9.42 to  9.21     9,728    1.14%     (8.12)% to  (8.53)%
   2010...................... 1.15% to 1.60%   1,197,528 10.25 to 10.07    12,515    0.75%       9.92% to    9.42%
   2009...................... 1.15% to 1.60%   1,447,301  9.33 to  9.20    13,793    1.71%      16.96% to   16.43%
   2008...................... 1.15% to 1.60%   1,745,320  7.98 to  7.90    14,264    1.68%    (35.28)% to (35.57)%
 Goldman Sachs Mid Cap
   Value Fund
   2012...................... 1.15% to 2.30%   2,244,886 25.67 to 12.29    53,736    1.12%      17.10% to   15.74%
   2011...................... 1.15% to 2.30%   2,611,778 21.92 to 10.62    53,592    0.71%     (7.45)% to  (8.53)%
   2010...................... 1.15% to 2.30%   3,088,859 23.68 to 11.61    69,078    0.66%      23.56% to   22.13%
   2009...................... 1.15% to 2.30%   3,701,268 19.17 to  9.50    67,223    1.73%      31.62% to   30.09%
   2008...................... 1.15% to 2.30%   4,712,147 14.56 to  7.30    65,457    0.93%    (37.78)% to (38.50)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                    EXPENSE AS A                             NET    INVESTMENT
                                    % OF AVERAGE                            ASSETS    INCOME
                                   NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                   -------------- ---------- -------------- ------- ---------- --------------------
 Goldman Sachs Money Market
   Fund -- Service Shares
   2012 (4)....................... 0.75% to 2.55% 20,290,027  9.97 to  9.89 201,609   0.00%     (0.74)% to  (2.53)%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2012........................... 1.45% to 2.20%    332,979 13.96 to 12.62   4,553   4.76%       3.80% to    3.01%
   2011........................... 1.45% to 2.20%    399,516 13.45 to 12.25   5,280   5.58%       5.90% to    5.10%
   2010........................... 1.45% to 2.20%    452,511 12.70 to 11.65   5,666   4.11%       7.65% to    6.83%
   2009........................... 1.45% to 2.20%    329,250 11.80 to 10.91   3,853   4.69%       8.06% to    7.24%
   2008........................... 1.45% to 2.20%    161,934 10.92 to 10.17   1,758   5.61%     (0.16)% to  (0.92)%
 JPMorgan Insurance Trust
   Equity Index Portfolio --
   Class 1
   2012........................... 1.45% to 2.20%    145,802 11.18 to  9.40   1,581   1.85%      13.90% to   13.03%
   2011........................... 1.45% to 2.20%    225,476  9.81 to  8.32   2,156   1.70%       0.24% to  (0.53)%
   2010........................... 1.45% to 2.20%    237,662  9.79 to  8.36   2,277   2.27%      12.75% to   11.89%
   2009........................... 1.45% to 2.20%     90,122  8.68 to  7.48     770   2.59%      24.60% to   23.66%
   2008........................... 1.45% to 2.20%     88,270  6.97 to  6.05     607   1.88%    (38.12)% to (38.59)%
 JPMorgan Insurance Trust
   International Equity Portfolio
   -- Class 1
   2012........................... 1.45% to 2.05%      5,509 15.32 to 14.98      83   2.17%      19.30% to   18.58%
   2011........................... 1.45% to 2.05%      6,457 12.84 to 12.63      82   2.00%    (12.73)% to (13.26)%
   2010........................... 1.45% to 2.05%      7,480 14.71 to 14.56     109   0.24%       5.61% to    4.96%
   2009 (4)....................... 1.45% to 2.05%      7,443 13.93 to 13.87     103   1.54%      61.67% to   60.69%
 JPMorgan Insurance Trust
   Intrepid Growth Portfolio --
   Class 1
   2012........................... 1.45% to 2.20%     59,173 11.73 to 10.29     673   0.73%      14.61% to   13.74%
   2011........................... 1.45% to 2.20%     57,894 10.23 to  9.05     578   0.94%       0.38% to  (0.38)%
   2010........................... 1.45% to 2.20%     56,215 10.20 to  9.09     561   1.13%      14.42% to   13.55%
   2009........................... 1.45% to 2.20%    102,156  8.91 to  8.00     895   0.80%      32.37% to   31.37%
   2008........................... 1.45% to 2.20%    115,124  6.73 to  6.09     765   0.94%    (40.10)% to (40.56)%
 JPMorgan Insurance Trust
   Intrepid Mid Cap Portfolio
   -- Class 1
   2012........................... 1.45% to 2.20%     47,610 10.99 to  9.41     507   0.81%      14.44% to   13.57%
   2011........................... 1.45% to 2.20%     58,290  9.60 to  8.29     545   0.81%     (2.95)% to  (3.69)%
   2010........................... 1.45% to 2.20%     59,378  9.89 to  8.60     575   1.32%      17.79% to   16.90%
   2009........................... 1.45% to 2.20%     42,682  8.40 to  7.36     352   1.58%      33.70% to   32.68%
   2008........................... 1.45% to 2.20%     48,767  6.28 to  5.55     302   0.61%    (39.70)% to (40.16)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                 EXPENSE AS A                             NET    INVESTMENT
                                 % OF AVERAGE                            ASSETS    INCOME
                                NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                -------------- ---------- -------------- ------- ---------- --------------------
 JPMorgan Insurance Trust Mid
   Cap Growth Portfolio --
   Class 1
   2012........................ 1.45% to 2.20%     43,485 11.82 to 10.57     498   0.00%      14.42% to   13.55%
   2011........................ 1.45% to 2.20%     51,330 10.33 to  9.31     516   0.00%     (7.51)% to  (8.21)%
   2010........................ 1.45% to 2.20%     50,225 11.17 to 10.14     549   0.00%      23.81% to   22.87%
   2009........................ 1.45% to 2.20%     39,582  9.02 to  8.26     351   0.00%      40.97% to   39.89%
   2008........................ 1.45% to 2.20%     48,142  6.40 to  5.90     304   0.00%    (44.60)% to (45.03)%
 JPMorgan Insurance Trust Mid
   Cap Value Portfolio --
   Class 1
   2012........................ 1.45% to 2.05%      5,607 18.73 to 18.31     104   1.07%      18.63% to   17.90%
   2011........................ 1.45% to 2.05%      7,510 15.79 to 15.53     118   1.46%       0.68% to    0.07%
   2010........................ 1.45% to 2.05%      9,981 15.68 to 15.52     156   1.18%      21.67% to   20.93%
   2009 (4).................... 1.45% to 2.05%     11,666 12.89 to 12.84     150   0.00%      44.45% to   43.58%
 JPMorgan Insurance Trust
   Small Cap Core Portfolio --
   Class 1
   2012........................ 1.45% to 1.45%      2,639 17.93 to 17.93      47   0.25%      17.99% to   17.99%
   2011........................ 1.45% to 1.45%      1,671 15.20 to 15.20      25   0.13%     (6.15)% to  (6.15)%
   2010........................ 1.45% to 1.45%      1,863 16.19 to 16.19      30   0.00%      25.28% to   25.28%
   2009 (4).................... 1.45% to 1.45%      1,484 12.93 to 12.93      19   0.24%      45.02% to   45.02%
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2012........................ 1.45% to 2.20%    121,740 12.73 to 10.42   1,501   1.48%      15.94% to   15.05%
   2011........................ 1.45% to 2.20%    201,928 10.98 to  9.05   2,161   1.13%     (3.29)% to  (4.02)%
   2010........................ 1.45% to 2.20%    198,265 11.36 to  9.43   2,201   0.93%      11.93% to   11.08%
   2009........................ 1.45% to 2.20%     88,611 10.14 to  8.49     883   2.76%      31.74% to   30.74%
   2008........................ 1.45% to 2.20%     99,638  7.70 to  6.49     757   1.07%    (35.75)% to (36.24)%
Janus Aspen Series
 Balanced Portfolio --
   Institutional Shares
   2012........................ 1.15% to 1.60%  3,628,099 39.84 to 17.35  97,256   2.77%      12.31% to   11.80%
   2011........................ 1.15% to 1.60%  4,272,526 35.48 to 15.52 101,967   2.39%       0.47% to    0.02%
   2010........................ 1.15% to 1.60%  5,017,078 35.31 to 15.51 118,984   2.76%       7.14% to    6.66%
   2009........................ 1.15% to 1.60%  5,849,723 32.96 to 14.55 130,542   2.97%      24.44% to   23.88%
   2008........................ 1.15% to 1.60%  6,782,516 26.48 to 11.74 122,794   2.59%    (16.81)% to (17.18)%
 Balanced Portfolio -- Service
   Shares
   2012........................ 1.45% to 2.55%  9,214,179 17.81 to 11.86 129,506   2.48%      11.73% to   10.48%
   2011........................ 1.45% to 2.55% 10,546,753 15.94 to 10.73 133,861   2.12%     (0.11)% to  (1.22)%
   2010........................ 1.45% to 2.55% 12,439,882 15.96 to 10.86 159,866   2.50%       6.55% to    5.36%
   2009........................ 1.45% to 2.55% 13,737,473 14.98 to 10.31 167,934   2.76%      23.76% to   22.38%
   2008........................ 1.45% to 2.55% 12,812,353 12.10 to  8.43 129,923   2.47%    (17.28)% to (18.20)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                    EXPENSE AS A                             NET    INVESTMENT
                                    % OF AVERAGE                            ASSETS    INCOME
                                   NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                   -------------- ---------- -------------- ------- ---------- --------------------
 Enterprise Portfolio --
   Institutional Shares
   2012........................... 1.15% to 1.60%  1,947,561 46.19 to 13.14  49,303   0.00%      15.94% to   15.41%
   2011........................... 1.15% to 1.60%  2,230,940 39.84 to 11.38  49,328   0.00%     (2.55)% to  (2.99)%
   2010........................... 1.15% to 1.60%  2,737,583 40.89 to 11.73  60,955   0.07%      24.40% to   23.84%
   2009........................... 1.15% to 1.60%  3,208,516 32.87 to  9.47  57,175   0.00%      43.16% to   42.51%
   2008........................... 1.15% to 1.60%  3,614,454 22.96 to  6.65  45,389   0.24%    (44.37)% to (44.62)%
 Enterprise Portfolio -- Service
   Shares
   2012........................... 1.50% to 1.70%    552,725  7.08 to  6.90   4,412   0.00%      15.23% to   14.99%
   2011........................... 1.50% to 1.70%    733,829  6.14 to  6.00   5,082   0.00%     (3.12)% to  (3.32)%
   2010........................... 1.50% to 1.70%    936,942  6.34 to  6.21   6,789   0.00%      23.64% to   23.39%
   2009........................... 1.50% to 1.70%  1,090,738  5.13 to  5.03   6,281   0.00%      42.28% to   41.99%
   2008........................... 1.50% to 1.70%  1,351,294  3.60 to  3.54   5,484   0.06%    (44.70)% to (44.81)%
 Flexible Bond Portfolio --
   Institutional Shares
   2012........................... 0.75% to 1.60%    918,120 21.35 to 19.17  21,722   3.43%       7.52% to    6.60%
   2011........................... 0.75% to 1.60%  1,004,124 19.85 to 17.98  22,217   3.73%       5.95% to    5.04%
   2010........................... 0.75% to 1.60%  1,179,594 18.74 to 17.12  24,777   3.79%       7.16% to    6.25%
   2009........................... 0.75% to 1.60%  1,339,043 17.49 to 16.11  26,360   4.63%      12.37% to   11.41%
   2008........................... 0.75% to 1.60%  1,190,335 15.56 to 14.46  21,047   4.17%       5.23% to    4.33%
 Forty Portfolio -- Institutional
   Shares
   2012........................... 0.75% to 1.60%  1,936,175 12.61 to 14.10  41,380   0.69%      23.23% to   22.17%
   2011........................... 0.75% to 1.60%  2,269,593 10.24 to 11.54  39,819   0.37%     (7.39)% to  (8.18)%
   2010........................... 0.75% to 1.60%  2,758,731 11.05 to 12.57  53,004   0.34%       5.95% to    5.05%
   2009........................... 0.75% to 1.60%  3,375,548 10.43 to 11.97  61,427   0.04%      45.24% to   44.00%
   2008........................... 0.75% to 1.60%  3,883,178  7.18 to  8.31  49,408   0.14%    (44.57)% to (45.04)%
 Forty Portfolio -- Service
   Shares
   2012........................... 1.45% to 2.55%  4,586,883 20.19 to 11.01  52,690   0.56%      22.06% to   20.69%
   2011........................... 1.45% to 2.55%  4,630,163 16.54 to  9.12  44,050   0.25%     (8.29)% to  (9.31)%
   2010........................... 1.45% to 2.55%  5,164,331 18.04 to 10.06  54,511   0.19%       4.94% to    3.77%
   2009........................... 1.45% to 2.55% 10,893,165 17.19 to  9.70 107,822   0.01%      43.90% to   42.29%
   2008........................... 1.45% to 2.55% 10,897,858 11.95 to  6.81  77,068   0.01%    (45.12)% to (45.73)%
 Global Technology Portfolio --
   Service Shares
   2012........................... 1.15% to 1.70%  1,075,593  5.64 to  5.14   5,799   0.00%      17.77% to   17.12%
   2011........................... 1.15% to 1.70%  1,319,545  4.79 to  4.39   6,061   0.00%     (9.71)% to (10.21)%
   2010........................... 1.15% to 1.70%  1,601,174  5.30 to  4.89   8,156   0.00%      22.97% to   22.28%
   2009........................... 1.15% to 1.70%  1,684,041  4.31 to  4.00   7,001   0.00%      55.09% to   54.23%
   2008........................... 1.15% to 1.70%  1,731,993  2.78 to  2.59   4,648   0.09%    (44.62)% to (44.93)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                       EXPENSE AS A                            NET   INVESTMENT
                                       % OF AVERAGE                           ASSETS   INCOME
                                      NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 Janus Portfolio -- Institutional
   Shares
   2012.............................. 1.15% to 1.60% 2,894,203 28.92 to  9.53 49,944   0.54%      17.22% to   16.69%
   2011.............................. 1.15% to 1.60% 3,370,388 24.67 to  8.17 49,568   0.58%     (6.39)% to  (6.81)%
   2010.............................. 1.15% to 1.60% 4,095,798 26.35 to  8.76 63,582   1.08%      13.20% to   12.69%
   2009.............................. 1.15% to 1.60% 4,891,848 23.28 to  7.78 67,179   0.54%      34.78% to   34.17%
   2008.............................. 1.15% to 1.60% 5,587,425 17.27 to  5.80 57,089   0.72%    (40.42)% to (40.68)%
 Janus Portfolio -- Service Shares
   2012.............................. 1.50% to 1.70%   509,550  7.26 to  7.07  3,839   0.43%      16.51% to   16.27%
   2011.............................. 1.50% to 1.70%   633,398  6.23 to  6.08  4,115   0.44%     (6.95)% to  (7.14)%
   2010.............................. 1.50% to 1.70%   771,277  6.69 to  6.55  5,366   0.36%      12.55% to   12.32%
   2009.............................. 1.50% to 1.70%   975,931  5.95 to  5.83  6,057   0.39%      33.97% to   33.70%
   2008.............................. 1.50% to 1.70% 1,178,442  4.44 to  4.36  5,486   0.58%    (40.77)% to (40.89)%
 Overseas Portfolio -- Institutional
   Shares
   2012.............................. 0.75% to 1.60% 1,713,077 14.52 to 21.94 50,314   0.68%      12.61% to   11.65%
   2011.............................. 0.75% to 1.60% 2,051,624 12.89 to 19.65 53,699   0.47%    (32.68)% to (33.25)%
   2010.............................. 0.75% to 1.60% 2,537,925 19.15 to 29.44 99,035   0.68%      24.37% to   23.31%
   2009.............................. 0.75% to 1.60% 2,970,025 15.40 to 23.87 93,941   0.56%      78.21% to   76.69%
   2008.............................. 0.75% to 1.60% 3,413,992  8.64 to 13.51 60,693   2.75%    (52.47)% to (52.88)%
 Overseas Portfolio -- Service
   Shares
   2012.............................. 1.45% to 2.10%   448,452 28.62 to 18.74  6,292   0.59%      11.54% to   10.80%
   2011.............................. 1.45% to 2.10%   591,517 25.66 to 16.92  7,619   0.38%    (33.32)% to (33.76)%
   2010.............................. 1.45% to 2.10%   820,795 38.48 to 25.54 15,993   0.52%      23.21% to   22.40%
   2009.............................. 1.45% to 2.10% 1,103,878 31.24 to 20.86 17,431   0.40%      76.48% to   75.31%
   2008.............................. 1.45% to 2.10% 1,331,312 17.70 to 11.90 11,958   2.68%    (52.92)% to (53.24)%
 Worldwide Portfolio --
   Institutional Shares
   2012.............................. 1.15% to 1.60% 2,560,336 32.69 to  9.64 51,867   0.85%      18.69% to   18.16%
   2011.............................. 1.15% to 1.60% 2,980,577 27.54 to  8.16 51,192   0.57%    (14.73)% to (15.12)%
   2010.............................. 1.15% to 1.60% 3,542,088 32.30 to  9.61 70,639   0.61%      14.50% to   13.99%
   2009.............................. 1.15% to 1.60% 4,069,088 28.21 to  8.43 70,423   1.41%      36.12% to   35.50%
   2008.............................. 1.15% to 1.60% 4,749,869 20.72 to  6.22 60,413   1.16%    (45.30)% to (45.55)%
 Worldwide Portfolio -- Service
   Shares
   2012.............................. 1.50% to 1.70%   697,274  6.23 to  6.08  4,576   0.74%      18.06% to   17.82%
   2011.............................. 1.50% to 1.70%   891,449  5.28 to  5.16  4,956   0.47%    (15.28)% to (15.45)%
   2010.............................. 1.50% to 1.70% 1,036,356  6.23 to  6.10  6,800   0.48%      13.79% to   13.56%
   2009.............................. 1.50% to 1.70% 1,278,506  5.48 to  5.37  7,398   1.26%      35.34% to   35.07%
   2008.............................. 1.50% to 1.70% 1,533,563  4.05 to  3.98  6,583   0.98%    (45.64)% to (45.75)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
Legg Mason Partners Variable
  Equity Trust
 Legg Mason ClearBridge Variable
   Aggressive Growth Portfolio --
   Class II
   2012........................... 1.45% to 2.30%   290,638 17.59 to 11.83  4,805   0.13%      16.74% to   15.73%
   2011........................... 1.45% to 2.30%   382,148 15.07 to 10.22  5,388   0.00%       0.68% to  (0.18)%
   2010........................... 1.45% to 2.30%   426,545 14.97 to 10.24  5,856   0.00%      22.91% to   21.85%
   2009........................... 1.45% to 2.30%   547,645 12.18 to  8.41  6,069   0.00%      32.25% to   31.11%
   2008........................... 1.45% to 2.30%   686,157  9.21 to  6.41  5,736   0.00%    (41.44)% to (41.95)%
 Legg Mason ClearBridge Variable
   Equity Income Builder
   Portfolio -- Class I
   2012........................... 1.15% to 1.60%   585,520 10.46 to 10.20  6,014   3.00%      12.89% to   12.38%
   2011........................... 1.15% to 1.60%   557,518  9.27 to  9.07  5,086   3.52%       6.66% to    6.18%
   2010........................... 1.15% to 1.60%   543,444  8.69 to  8.55  4,661   3.77%      10.97% to   10.47%
   2009........................... 1.15% to 1.60%   709,576  7.83 to  7.74  5,503   3.20%      21.49% to   20.94%
   2008........................... 1.15% to 1.60%   825,947  6.45 to  6.40  5,292   0.95%    (35.77)% to (36.06)%
 Legg Mason ClearBridge Variable
   Equity Income Builder
   Portfolio -- Class II
   2012........................... 1.45% to 2.45%   724,572 10.22 to  9.64  7,181   2.70%      12.42% to   11.28%
   2011........................... 1.45% to 2.45%   805,885  9.09 to  8.66  7,131   2.95%       6.15% to    5.08%
   2010........................... 1.45% to 2.45%   952,213  8.56 to  8.25  7,983   3.72%      10.49% to    9.37%
   2009........................... 1.45% to 2.45% 1,032,646  7.75 to  7.54  7,872   3.21%      20.85% to   19.63%
   2008........................... 1.45% to 2.45% 1,058,150  6.41 to  6.30  6,715   0.97%    (35.90)% to (36.55)%
 Legg Mason ClearBridge Variable
   Fundamental All Cap Value
   Portfolio -- Class I
   2012........................... 1.45% to 2.30%   691,272  9.11 to  8.68  6,251   1.62%      13.31% to   12.33%
   2011........................... 1.45% to 2.30%   823,601  8.04 to  7.72  6,578   1.24%     (7.55)% to  (8.35)%
   2010........................... 1.45% to 2.30% 1,013,465  8.70 to  8.43  8,765   1.62%      14.91% to   13.92%
   2009........................... 1.45% to 2.30% 1,223,937  7.57 to  7.40  9,226   1.33%      27.48% to   26.38%
   2008........................... 1.45% to 2.30% 1,421,022  5.94 to  5.85  8,415   1.63%    (37.50)% to (38.04)%
 Legg Mason ClearBridge Variable
   Large Cap Value Portfolio --
   Class I
   2012........................... 1.15% to 1.60%   595,426 20.10 to 14.09 10,197   2.25%      15.16% to   14.64%
   2011........................... 1.15% to 1.60%   672,455 17.46 to 12.29 10,003   2.22%       3.75% to    3.28%
   2010........................... 1.15% to 1.60%   755,761 16.82 to 11.90 10,871   2.91%       8.21% to    7.72%
   2009........................... 1.15% to 1.60%   886,599 15.55 to 11.04 11,860   1.84%      23.07% to   22.51%
   2008........................... 1.15% to 1.60% 1,153,097 12.63 to  9.02 12,556   1.10%    (36.37)% to (36.65)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
Legg Mason Partners Variable
  Income Trust
 Western Asset Variable Strategic
   Bond Portfolio -- Class I
   2012............................ 1.15% to 1.60%   815,687 18.84 to 17.15 14,576   2.72%       6.52% to    6.05%
   2011............................ 1.15% to 1.60%   849,416 17.68 to 16.18 14,295   3.58%       5.65% to    5.17%
   2010............................ 1.15% to 1.60%   916,784 16.74 to 15.38 14,572   2.66%      10.54% to   10.04%
   2009............................ 1.15% to 1.60% 1,054,243 15.14 to 13.98 15,214   4.36%      20.41% to   19.87%
   2008............................ 1.15% to 1.60% 1,282,652 12.58 to 11.66 15,422   5.45%    (17.98)% to (18.35)%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock
   Series -- Service Class Shares
   2012............................ 1.45% to 2.30%   935,280 15.67 to 12.15  8,671   0.22%      14.99% to   13.99%
   2011............................ 1.45% to 2.30% 1,156,186 13.63 to 10.66  9,468   0.25%     (1.08)% to  (1.93)%
   2010............................ 1.45% to 2.30% 1,375,271 13.77 to 10.87 11,452   0.30%      10.53% to    9.57%
   2009............................ 1.45% to 2.30% 1,761,025 12.46 to  9.92 13,156   0.45%      37.08% to   35.90%
   2008............................ 1.45% to 2.30% 2,114,412  9.09 to  7.30 11,423   0.30%    (37.90)% to (38.43)%
 MFS(R) Investors Trust Series --
   Service Class Shares
   2012............................ 1.45% to 1.95%   645,995 16.40 to 12.91  7,265   0.71%      17.11% to   16.51%
   2011............................ 1.45% to 1.95%   809,245 14.00 to 11.08  7,830   0.73%     (3.83)% to  (4.32)%
   2010............................ 1.45% to 1.95% 1,013,295 14.56 to 11.58 10,256   1.03%       9.27% to    8.72%
   2009............................ 1.45% to 1.95% 1,214,776 13.33 to 10.65 11,262   1.33%      24.72% to   24.09%
   2008............................ 1.45% to 1.95% 1,448,454 10.68 to  8.58 10,745   0.53%    (34.22)% to (34.56)%
 MFS(R) New Discovery Series --
   Service Class Shares
   2012............................ 1.15% to 2.30% 1,502,506 21.47 to 15.08 21,100   0.00%      19.50% to   18.11%
   2011............................ 1.15% to 2.30% 1,887,765 17.96 to 12.77 22,864   0.00%    (11.52)% to (12.55)%
   2010............................ 1.15% to 2.30% 2,259,582 20.30 to 14.60 31,137   0.00%      34.38% to   32.82%
   2009............................ 1.15% to 2.30% 2,361,297 15.11 to 10.99 23,923   0.00%      61.05% to   59.18%
   2008............................ 1.15% to 2.30% 2,398,120  9.38 to  6.91 15,141   0.00%    (40.22)% to (40.91)%
 MFS(R) Strategic Income Series --
   Service Class Shares
   2012............................ 1.45% to 1.45%     4,797 15.14 to 15.14     73   5.69%       9.00% to    9.00%
   2011............................ 1.45% to 1.45%     5,605 13.89 to 13.89     78   5.36%       3.02% to    3.02%
   2010............................ 1.45% to 1.45%     5,711 13.48 to 13.48     77   4.19%       8.20% to    8.20%
   2009............................ 1.45% to 2.20%    37,014 12.46 to 10.32    425   9.57%      22.09% to   21.16%
   2008............................ 1.45% to 2.20%    40,658 10.21 to  8.52    387   1.52%    (13.54)% to (14.20)%
 MFS(R) Total Return Series --
   Service Class Shares
   2012............................ 1.45% to 2.55% 5,307,438 14.72 to  9.66 60,562   2.53%       9.32% to    8.10%
   2011............................ 1.45% to 2.55% 5,998,409 13.47 to  8.94 63,219   2.32%       0.12% to  (1.00)%
   2010............................ 1.45% to 2.55% 7,134,030 13.45 to  9.03 75,384   2.53%       8.04% to    6.84%
   2009............................ 1.45% to 2.55% 7,403,982 12.45 to  8.45 72,982   3.27%      16.02% to   14.72%
   2008............................ 1.45% to 2.55% 6,932,090 10.73 to  7.37 59,746   2.88%    (23.45)% to (24.30)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
 MFS(R) Utilities Series -- Service
   Class Shares
   2012............................. 1.45% to 2.30% 1,301,678 30.81 to 16.08 26,138   6.30%      11.57% to   10.60%
   2011............................. 1.45% to 2.30% 1,666,379 27.62 to 14.53 30,051   2.93%       4.97% to    4.06%
   2010............................. 1.45% to 2.20% 1,920,129 26.31 to 16.02 33,264   3.13%      11.87% to   11.02%
   2009............................. 1.45% to 2.20% 2,321,427 23.52 to 14.43 36,538   4.83%      30.94% to   29.95%
   2008............................. 1.45% to 2.20% 2,903,994 17.96 to 11.11 35,664   1.34%    (38.71)% to (39.18)%
Oppenheimer Variable Account
  Funds
 Oppenheimer Balanced Fund/VA
   -- Non-Service Shares
   2012............................. 1.15% to 1.60%   637,284 37.48 to 11.74 15,035   1.32%      11.04% to   10.54%
   2011............................. 1.15% to 1.60%   765,176 33.76 to 10.62 15,912   2.34%     (0.44)% to  (0.88)%
   2010............................. 1.15% to 1.60%   875,761 33.91 to 10.71 18,467   1.47%      11.62% to   11.11%
   2009............................. 1.15% to 1.60% 1,080,019 30.38 to  9.64 19,935   0.00%      20.49% to   19.95%
   2008............................. 1.15% to 1.60% 1,361,701 25.21 to  8.04 20,718   3.05%    (44.12)% to (44.38)%
 Oppenheimer Balanced Fund/VA
   -- Service Shares
   2012............................. 1.45% to 2.55% 3,499,655 10.07 to  7.40 30,730   1.19%      10.48% to    9.24%
   2011............................. 1.45% to 2.55% 4,129,168  9.12 to  6.78 33,312   2.12%     (1.07)% to  (2.17)%
   2010............................. 1.45% to 2.55% 4,785,055  9.22 to  6.93 39,331   1.18%      11.04% to    9.81%
   2009............................. 1.45% to 2.55% 5,204,659  8.30 to  6.31 38,589   0.00%      19.84% to   18.50%
   2008............................. 1.45% to 2.55% 5,107,592  6.93 to  5.33 32,033   2.56%    (44.43)% to (45.06)%
 Oppenheimer Capital
   Appreciation Fund/VA -- Non-
   Service Shares
   2012............................. 1.15% to 1.60% 1,263,178 62.45 to 11.64 34,442   0.66%      12.80% to   12.29%
   2011............................. 1.15% to 1.60% 1,453,746 55.37 to 10.37 35,089   0.38%     (2.28)% to  (2.72)%
   2010............................. 1.15% to 1.60% 1,670,872 56.66 to 10.66 42,219   0.18%       8.16% to    7.67%
   2009............................. 1.15% to 1.60% 2,013,353 52.39 to  9.90 47,003   0.33%      42.86% to   42.21%
   2008............................. 1.15% to 1.60% 2,410,505 36.67 to  6.96 39,245   0.15%    (46.15)% to (46.39)%
 Oppenheimer Capital
   Appreciation Fund/VA --
   Service Shares
   2012............................. 1.45% to 2.10%   477,818 14.20 to 10.57  6,124   0.40%      12.15% to   11.41%
   2011............................. 1.45% to 2.10%   618,224 12.66 to  9.48  7,046   0.11%     (2.80)% to  (3.44)%
   2010............................. 1.45% to 2.10%   748,903 13.02 to  9.82  8,938   0.00%       7.56% to    6.85%
   2009............................. 1.45% to 2.10%   894,281 12.11 to  9.19 10,092   0.01%      42.06% to   41.13%
   2008............................. 1.45% to 2.10%   877,284  8.52 to  6.03  7,287   0.00%    (46.45)% to (46.81)%
 Oppenheimer Core Bond Fund/
   VA -- Non-Service Shares
   2012............................. 1.15% to 1.60% 1,006,154 26.05 to 11.12 17,193   4.88%       9.02% to    8.53%
   2011............................. 1.15% to 1.60% 1,125,367 23.90 to 10.24 17,717   6.03%       7.03% to    6.54%
   2010............................. 1.15% to 1.60% 1,318,800 22.33 to  9.62 19,585   1.89%      10.13% to    9.64%
   2009............................. 1.15% to 1.60% 1,526,681 20.27 to  8.77 20,608   0.00%       8.35% to    7.86%
   2008............................. 1.15% to 1.60% 1,873,787 18.71 to  8.13 23,110   4.96%    (39.75)% to (40.02)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                 EXPENSE AS A                             NET    INVESTMENT
                                 % OF AVERAGE                            ASSETS    INCOME
                                NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                -------------- ---------- -------------- ------- ---------- --------------------
 Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2012........................ 1.45% to 2.55%  6,809,551 22.28 to  9.20  87,759   1.96%      19.19% to   17.86%
   2011........................ 1.45% to 2.55%  8,427,683 18.69 to  7.80  91,537   1.09%     (9.85)% to (10.86)%
   2010........................ 1.45% to 2.55%  9,262,736 20.73 to  8.75 114,692   1.24%      14.03% to   12.76%
   2009........................ 1.45% to 2.55% 10,027,128 18.18 to  7.76 110,762   1.97%      37.33% to   35.80%
   2008........................ 1.45% to 2.55% 10,638,744 13.24 to  5.72  88,007   1.16%    (41.20)% to (41.86)%
 Oppenheimer Global Strategic
   Income Fund/VA -- Non-
   Service Shares
   2012 (4).................... 1.15% to 1.60%    708,497 10.16 to 10.15   7,194   0.00%       8.96% to    8.48%
 Oppenheimer Main Street
   Fund/VA -- Service Shares
   2012........................ 1.45% to 2.55%  9,848,658 15.47 to  9.05 103,179   0.63%      14.91% to   13.63%
   2011........................ 1.45% to 2.55% 19,633,750 13.46 to  7.97 178,430   0.59%     (1.76)% to  (2.85)%
   2010........................ 1.45% to 2.55% 21,482,149 13.70 to  8.20 199,988   0.92%      14.15% to   12.87%
   2009........................ 1.45% to 2.55% 14,823,506 12.01 to  7.27 122,473   1.62%      26.14% to   24.73%
   2008........................ 1.45% to 2.55% 14,173,335  9.52 to  5.83  94,330   0.85%    (39.52)% to (40.19)%
 Oppenheimer Main Street
   Small- & Mid-Cap Fund(R)/
   VA -- Service Shares
   2012........................ 1.45% to 2.55%  7,464,719 21.32 to  9.49  95,846   0.33%      15.96% to   14.66%
   2011........................ 1.45% to 2.55%  8,847,664 18.38 to  8.27  99,655   0.40%     (3.80)% to  (4.87)%
   2010........................ 1.45% to 2.55%  9,545,251 19.11 to  8.70 113,141   0.25%      21.27% to   19.92%
   2009........................ 1.45% to 2.55%  3,767,565 15.76 to  7.25  44,935   0.66%      34.90% to   33.39%
   2008........................ 1.45% to 2.55%  3,816,221 11.68 to  5.44  34,361   0.26%    (38.90)% to (39.59)%
 Oppenheimer Small- & Mid-
   Cap Growth Fund/VA --
   Non-Service Shares
   2012........................ 1.15% to 1.60%    966,629 52.30 to 10.77  26,703   0.00%      15.10% to   14.58%
   2011........................ 1.15% to 1.60%  1,083,970 45.44 to  9.40  26,518   0.00%     (0.06)% to  (0.52)%
   2010........................ 1.15% to 1.60%  1,116,144 45.47 to  9.45  29,147   0.00%      26.00% to   25.43%
   2009........................ 1.15% to 1.60%  1,303,483 36.09 to  7.53  26,548   0.00%      31.08% to   30.49%
   2008........................ 1.15% to 1.60%  1,528,898 27.53 to  5.77  23,783   0.00%    (49.66)% to (49.88)%
 Oppenheimer Small- & Mid-
   Cap Growth Fund/VA --
   Service Shares
   2012........................ 1.45% to 1.85%    199,354 15.34 to 11.77   3,033   0.00%      14.48% to   14.01%
   2011........................ 1.45% to 1.95%    222,566 13.40 to  9.73   2,955   0.00%     (0.62)% to  (1.13)%
   2010........................ 1.45% to 1.95%    225,234 13.48 to  9.84   3,002   0.00%      25.32% to   24.68%
   2009........................ 1.45% to 1.95%    215,778 10.76 to  7.89   2,296   0.00%      30.34% to   29.68%
   2008........................ 1.45% to 1.95%    246,430  8.25 to  6.09   2,009   0.00%    (49.95)% to (50.20)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2012......................... 1.45% to 2.20%  1,909,474 14.36 to 13.22  27,015   4.78%      13.14% to   12.28%
   2011......................... 1.45% to 2.45%  1,500,409 12.69 to 11.61  18,768   7.38%       0.45% to  (0.57)%
   2010......................... 1.45% to 2.20%  1,941,939 12.64 to 12.10  24,305   7.74%      11.37% to   10.52%
   2009......................... 1.45% to 2.20%    965,004 11.35 to 10.95  10,837   6.83%      19.67% to   18.76%
   2008......................... 1.45% to 2.20%  1,019,981  9.48 to  9.22   9,607   5.38%    (17.13)% to (17.76)%
 Foreign Bond Portfolio (U.S.
   Dollar Hedged) --
   Administrative Class Shares
   2012......................... 1.50% to 1.70%    265,684 17.57 to 17.13   4,617   2.27%       9.18% to    8.96%
   2011......................... 1.50% to 1.70%    267,219 16.09 to 15.72   4,250   2.12%       5.16% to    4.95%
   2010......................... 1.50% to 1.70%    329,160 15.30 to 14.98   4,985   1.85%       6.86% to    6.65%
   2009......................... 1.50% to 1.70%    377,728 14.32 to 14.04   5,351   3.39%      13.86% to   13.63%
   2008......................... 1.50% to 1.70%    442,196 12.57 to 12.36   5,501   3.05%     (3.86)% to  (4.05)%
 High Yield Portfolio --
   Administrative Class Shares
   2012......................... 1.45% to 2.55%  5,236,457 17.79 to 12.54  87,908   5.78%      12.64% to   11.38%
   2011......................... 1.45% to 2.55%  6,538,056 15.80 to 11.25  95,330   6.96%       1.85% to    0.71%
   2010......................... 1.45% to 2.55%  7,853,172 15.51 to 11.18 113,843   7.26%      12.81% to   11.55%
   2009......................... 1.45% to 2.55%  8,517,858 13.75 to 10.02 113,504   8.70%      38.23% to   36.69%
   2008......................... 1.45% to 2.55%  7,997,415  9.95 to  7.33  77,572   7.68%    (24.62)% to (25.46)%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2012......................... 1.45% to 2.55%  1,598,800 18.43 to 15.54  34,401   2.16%       2.92% to    1.76%
   2011......................... 1.45% to 2.55%  1,942,373 17.91 to 15.27  41,059   2.78%      25.99% to   24.59%
   2010......................... 1.45% to 2.55%  2,490,396 14.21 to 12.26  41,299   3.74%       9.99% to    8.76%
   2009......................... 1.45% to 2.55%  5,493,956 12.92 to 11.27  75,552   3.76%     (5.77)% to  (6.82)%
   2008......................... 1.45% to 2.55%  5,739,941 13.71 to 12.10  88,048   3.70%      15.60% to   14.31%
 Low Duration Portfolio --
   Administrative Class Shares
   2012......................... 1.45% to 2.55% 17,628,881 12.80 to 11.61 214,455   1.91%       4.31% to    3.15%
   2011......................... 1.45% to 2.55% 19,503,793 12.27 to 11.25 227,805   1.68%     (0.35)% to  (1.46)%
   2010......................... 1.45% to 2.55% 21,125,272 12.32 to 11.42 248,281   1.62%       3.76% to    2.60%
   2009......................... 1.45% to 2.55% 24,727,901 11.87 to 11.13 280,887   3.48%      11.68% to   10.43%
   2008......................... 1.45% to 2.55% 18,915,673 10.63 to 10.08 194,038   4.03%     (1.86)% to  (2.96)%
 Total Return Portfolio --
   Administrative Class Shares
   2012......................... 1.15% to 2.55% 24,948,963 16.23 to 13.55 402,605   2.57%       8.32% to    6.79%
   2011......................... 1.15% to 2.55% 26,341,332 14.98 to 12.69 392,665   2.62%       2.42% to    0.97%
   2010......................... 1.15% to 2.55% 31,591,358 14.63 to 12.57 464,840   2.41%       6.86% to    5.35%
   2009......................... 1.15% to 2.55% 28,509,454 13.69 to 11.93 406,290   5.20%      12.73% to   11.13%
   2008......................... 1.15% to 2.55% 24,894,819 12.14 to 10.73 323,751   4.46%       3.59% to    2.12%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
Rydex Variable Trust
   NASDAQ -- 100(R) Fund...........
   2012............................ 1.45% to 1.85%   588,292 19.30 to 14.24  4,281   0.00%      15.07% to   14.61%
   2011............................ 1.45% to 1.95%   885,389 16.78 to 13.50  5,139   0.00%       0.69% to    0.18%
   2010............................ 1.45% to 2.10%   830,325 16.66 to 12.18  5,295   0.00%      16.77% to   16.00%
   2009............................ 1.45% to 2.10% 1,209,561 14.27 to 10.50  6,737   0.00%      49.80% to   48.81%
   2008............................ 1.45% to 2.20% 1,299,162  9.52 to  7.71  4,760   0.15%    (42.76)% to (43.19)%
The Alger Portfolios
 Alger Large Cap Growth Portfolio
   -- Class I-2 Shares
   2012............................ 1.15% to 1.60% 2,080,239 22.36 to  9.64 30,100   1.15%       8.60% to    8.11%
   2011............................ 1.15% to 1.60% 2,429,489 20.59 to  8.92 32,583   1.01%     (1.49)% to  (1.94)%
   2010............................ 1.15% to 1.60% 2,853,332 20.90 to  9.09 38,885   0.75%      12.08% to   11.58%
   2009............................ 1.15% to 1.60% 3,296,237 18.65 to  8.15 40,195   0.66%      45.88% to   45.22%
   2008............................ 1.15% to 1.60% 3,822,849 12.78 to  5.61 32,079   0.23%    (46.78)% to (47.02)%
 Alger Small Cap Growth Portfolio
   -- Class I-2 Shares
   2012............................ 1.15% to 1.60% 1,903,977 16.23 to 12.18 27,092   0.00%      11.20% to   10.70%
   2011............................ 1.15% to 1.60% 2,224,487 14.60 to 11.00 28,548   0.00%     (4.29)% to  (4.73)%
   2010............................ 1.15% to 1.60% 2,612,290 15.25 to 11.55 35,106   0.00%      23.85% to   23.30%
   2009............................ 1.15% to 1.60% 2,946,423 12.31 to  9.37 32,091   0.00%      43.83% to   43.18%
   2008............................ 1.15% to 1.60% 3,365,920  8.56 to  6.54 25,618   0.00%    (47.22)% to (47.46)%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2012............................ 1.45% to 2.55%   451,696 20.48 to  9.73  8,450   0.00%       9.01% to    7.79%
   2011............................ 1.45% to 2.55%   539,471 18.79 to  9.03  9,289   0.00%     (5.89)% to  (6.94)%
   2010............................ 1.45% to 2.55%   749,996 19.96 to  9.70 13,901   0.00%       5.81% to    4.63%
   2009............................ 1.45% to 2.55% 1,090,971 18.87 to  9.28 19,200   0.00%      55.12% to   53.39%
   2008............................ 1.45% to 2.55%   883,787 12.16 to  6.05  9,979   0.00%    (40.28)% to (40.95)%
 Jennison Portfolio -- Class II
   Shares
   2012............................ 1.45% to 2.30%   165,470 17.18 to 11.86  2,481   0.00%      14.05% to   13.06%
   2011............................ 1.45% to 2.30%   214,604 15.07 to 10.49  2,808   0.00%     (1.53)% to  (2.38)%
   2010............................ 1.45% to 2.30%   204,064 15.30 to 10.75  2,678   0.02%       9.83% to    8.89%
   2009............................ 1.45% to 2.30%   246,625 13.93 to  9.87  2,904   0.28%      40.53% to   39.32%
   2008............................ 1.45% to 2.30%   287,151  9.91 to  7.09  2,331   0.07%    (38.46)% to (38.99)%
 Natural Resources Portfolio --
   Class II Shares
   2012............................ 1.45% to 2.55% 2,549,773 19.88 to  9.35 31,670   0.00%     (4.33)% to  (5.40)%
   2011............................ 1.45% to 2.55% 1,838,037 20.78 to  9.88 28,701   0.00%    (20.52)% to (21.40)%
   2010............................ 1.45% to 2.55% 2,106,882 26.14 to 12.57 44,145   0.08%      25.63% to   24.23%
   2009............................ 1.45% to 2.55% 3,326,772 20.81 to 10.12 51,535   0.30%      73.85% to   71.91%
   2008............................ 1.45% to 2.55% 3,104,821 11.97 to  5.89 26,572   0.27%    (53.87)% to (54.38)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                        EXPENSE AS A                          NET   INVESTMENT
                                        % OF AVERAGE                         ASSETS   INCOME
                                       NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                       -------------- ------- -------------- ------ ---------- --------------------
 SP International Growth Portfolio --
   Class II Shares
   2012............................... 1.55% to 1.55%   1,322 10.28 to 10.28    14    0.00%      19.97% to   19.97%
   2011............................... 1.55% to 1.55%   1,395  8.57 to  8.57    12    0.45%    (16.63)% to (16.63)%
   2010............................... 1.55% to 1.55%   1,472 10.28 to 10.28    15    1.18%      12.05% to   12.05%
   2009............................... 1.55% to 1.55%   1,554  9.17 to  9.17    14    0.67%      34.33% to   34.33%
   2008............................... 1.55% to 1.55%   8,967  6.83 to  6.83    61    1.34%    (51.25)% to (51.25)%
 SP Prudential U.S. Emerging Growth
   Portfolio -- Class II Shares
   2012............................... 1.55% to 1.55%   1,637 16.47 to 16.47    27    0.00%      14.64% to   14.64%
   2011............................... 1.55% to 1.55%   1,657 14.37 to 14.37    24    0.21%       0.20% to    0.20%
   2010............................... 1.55% to 1.55%   1,809 14.34 to 14.34    26    0.23%      18.10% to   18.10%
   2009............................... 1.55% to 1.55%   1,719 12.14 to 12.14    21    0.22%      38.99% to   38.99%
   2008............................... 1.55% to 1.55%   1,855  8.74 to  8.74    16    0.00%    (37.23)% to (37.23)%
Wells Fargo Variable Trust
 Wells Fargo Advantage VT Omega
   Growth Fund -- Class 2
   2012............................... 1.45% to 1.95% 171,514 13.92 to 13.75 2,384    0.00%      18.64% to   18.04%
   2011............................... 1.45% to 1.95% 414,789 11.74 to 11.65 4,860    0.00%     (6.91)% to  (7.38)%
   2010 (4)........................... 1.45% to 1.95% 214,337 12.61 to 12.58 2,701    0.00%      64.92% to   64.09%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are annualized for periods less than a year.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                       PAGE
                                                                                                       ----
Financial Statements:
   Report of KPMG LLP, Independent Registered Public Accounting Firm.................................. F-1
   Consolidated Balance Sheets as of December 31, 2012 and 2011....................................... F-2
   Consolidated Statements of Income for the years ended December 31, 2012, 2011 and 2010............. F-3
   Consolidated Statements of Comprehensive Income for the years ended December 31, 2012,
     2011 and 2010.................................................................................... F-4
   Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2012,
     2011 and 2010.................................................................................... F-5
   Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010......... F-6
   Notes to Consolidated Financial Statements......................................................... F-7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2012 and 2011, and the related consolidated statements of income, comprehensive income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2012. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles.

   As discussed in note 2 to the consolidated financial statements, effective January 1, 2012, the Company retrospectively adopted guidance relating to the presentation of comprehensive income and a change in accounting for costs associated with acquiring and renewing insurance contracts, and retrospectively changed its method of accounting for the liability of future policy benefits for level premium term life insurance policies. In addition, the Company changed its method of accounting for embedded credit derivatives and variable interest entities in 2010.

/s/ KPMG LLP

Richmond, Virginia
April 8, 2013

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
           (AMOUNTS IN MILLIONS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                DECEMBER 31,
                                                                                            --------------------
                                                                                               2012       2011
                                                                                            ---------  ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value......................... $13,626.4  $13,843.4
       Equity securities available-for-sale, at fair value.................................      64.1       59.1
       Commercial mortgage loans...........................................................   1,639.1    1,836.5
       Restricted commercial mortgage loans related to securitization entity...............      64.5       86.1
       Policy loans........................................................................     509.1      518.2
       Other invested assets ($-- and $1.4 restricted).....................................   1,181.3    1,266.1
                                                                                            ---------  ---------
              Total investments............................................................  17,084.5   17,609.4
   Cash and cash equivalents...............................................................     822.1      830.4
   Accrued investment income...............................................................     131.0      136.1
   Deferred acquisition costs..............................................................   2,624.5    2,604.1
   Intangible assets.......................................................................     182.8      228.1
   Goodwill................................................................................     303.9      450.9
   Reinsurance recoverable.................................................................   7,893.0    7,891.0
   Other assets............................................................................     463.1      454.7
   Separate account assets.................................................................   9,060.4    9,231.7
                                                                                            ---------  ---------
              Total assets................................................................. $38,565.3  $39,436.4
                                                                                            =========  =========
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits.............................................................. $ 9,860.6  $ 9,923.5
       Policyholder account balances.......................................................  10,477.0   10,367.0
       Liability for policy and contract claims............................................     233.1      312.7
       Unearned premiums...................................................................      11.1       12.3
       Other liabilities...................................................................     495.2      495.7
       Non-recourse funding obligations....................................................   2,254.2    3,531.0
       Borrowings related to securitization entity, at fair value..........................      64.6       88.0
       Deferred tax liability..............................................................   1,271.7      825.4
       Separate account liabilities........................................................   9,060.4    9,231.7
                                                                                            ---------  ---------
              Total liabilities............................................................  33,727.9   34,787.3
                                                                                            ---------  ---------
   Commitments and contingencies

   Stockholder's equity:
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding)...........................................................      25.6       25.6
       Additional paid-in capital..........................................................   4,849.4    4,719.9
                                                                                            ---------  ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities not other-than-
                temporarily impaired.......................................................     531.2      270.8
              Net unrealized gains (losses) on other-than-temporarily impaired
                securities.................................................................     (32.6)     (80.6)
                                                                                            ---------  ---------
          Net unrealized investment gains (losses).........................................     498.6      190.2
                                                                                            ---------  ---------
          Derivatives qualifying as hedges.................................................      47.2       51.8
                                                                                            ---------  ---------
       Total accumulated other comprehensive income (loss).................................     545.8      242.0
       Retained deficit....................................................................    (583.4)    (338.4)
                                                                                            ---------  ---------
              Total stockholder's equity...................................................   4,837.4    4,649.1
                                                                                            ---------  ---------
              Total liabilities and stockholder's equity................................... $38,565.3  $39,436.4
                                                                                            =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME
                             (AMOUNTS IN MILLIONS)

                                                                               YEARS ENDED DECEMBER 31,
                                                                             ----------------------------
                                                                               2012      2011      2010
                                                                             --------  --------  --------
Revenues:
Premiums.................................................................... $  472.8  $  837.8  $  911.7
Net investment income.......................................................    693.9     725.6     717.6
Net investment gains (losses)...............................................    (86.9)   (182.0)   (111.7)
Policy fees and other income................................................    853.5     764.9     570.9
                                                                             --------  --------  --------
   Total revenues...........................................................  1,933.3   2,146.3   2,088.5
                                                                             --------  --------  --------
Benefits and expenses:
Benefits and other changes in policy reserves...............................  1,028.0   1,196.6   1,163.4
Interest credited...........................................................    305.7     299.7     303.4
Acquisition and operating expenses, net of deferrals........................    266.3     295.8     317.8
Amortization of deferred acquisition costs and intangibles..................    335.6     183.8     188.7
Goodwill impairment.........................................................    147.0        --        --
Interest expense............................................................     87.1     111.7     108.9
                                                                             --------  --------  --------
   Total benefits and expenses..............................................  2,169.7   2,087.6   2,082.2
                                                                             --------  --------  --------
Income (loss) before income taxes and equity in net income (loss) of
  unconsolidated subsidiary.................................................   (236.4)     58.7       6.3
Provision (benefit) for income taxes........................................    (59.4)      4.6     (47.1)
                                                                             --------  --------  --------
Net income (loss) before equity in net income (loss) of unconsolidated
  subsidiary................................................................   (177.0)     54.1      53.4
Equity in net income (loss) of unconsolidated subsidiary....................     45.5      (7.5)     21.7
                                                                             --------  --------  --------
Net income (loss)........................................................... $ (131.5) $   46.6  $   75.1
                                                                             ========  ========  ========
Supplemental disclosures:
Total other-than-temporary impairments...................................... $  (24.0) $  (43.5) $  (57.1)
Portion of other-than-temporary impairments included in other comprehensive
  income (loss).............................................................    (25.0)     (6.0)    (29.5)
                                                                             --------  --------  --------
Net other-than-temporary impairments........................................    (49.0)    (49.5)    (86.6)
Other investment gains (losses).............................................    (37.9)   (132.5)    (25.1)
                                                                             --------  --------  --------
Total net investment gains (losses)......................................... $  (86.9) $ (182.0) $ (111.7)
                                                                             ========  ========  ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
                             (AMOUNTS IN MILLIONS)

                                                                                YEARS ENDED DECEMBER 31,
                                                                                -----------------------
                                                                                  2012     2011    2010
                                                                                -------   ------  ------
Net income (loss).............................................................. $(131.5)  $ 46.6  $ 75.1
Other comprehensive income (loss), net of taxes:
   Net unrealized gains (losses) on securities not other-than-temporarily
     impaired..................................................................   260.4    335.1   382.4
   Net unrealized gains (losses) on other-than-temporarily impaired securities.    48.0     (7.0)   56.2
   Derivatives qualifying as hedges............................................    (4.6)    35.0     4.4
                                                                                -------   ------  ------
   Total other comprehensive income (loss).....................................   303.8    363.1   443.0
                                                                                -------   ------  ------
Total comprehensive income (loss).............................................. $ 172.3   $409.7  $518.1
                                                                                =======   ======  ======

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (AMOUNTS IN MILLIONS)

                                                                        ACCUMULATED
                                                            ADDITIONAL     OTHER                  TOTAL
                                                     COMMON  PAID-IN   COMPREHENSIVE RETAINED STOCKHOLDER'S
                                                     STOCK   CAPITAL   INCOME (LOSS) DEFICIT     EQUITY
                                                     ------ ---------- ------------- -------- -------------
Balances as of December 31, 2009.................... $25.6   $4,686.7     $(665.9)   $(296.0)   $3,750.4
                                                                                                --------
Cumulative effect of change in accounting, net of
  taxes and other adjustments.......................    --         --       101.8     (115.4)      (13.6)
Comprehensive income (loss):
   Net income.......................................    --         --          --       75.1        75.1
   Net unrealized gains (losses) on securities not
     other- than-temporarily impaired...............    --         --       382.4         --       382.4
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --        56.2         --        56.2
   Derivatives qualifying as hedges.................    --         --         4.4         --         4.4
                                                                                                --------
Total comprehensive income (loss)...................                                               518.1
Other transactions with former parent...............    --       14.0          --      (29.7)      (15.7)
Other transactions with stockholder.................    --        1.6          --       (4.5)       (2.9)
                                                     -----   --------     -------    -------    --------
Balances as of December 31, 2010....................  25.6    4,702.3      (121.1)    (370.5)    4,236.3
                                                                                                --------
Comprehensive income (loss):
   Net income.......................................    --         --          --       46.6        46.6
   Net unrealized gains (losses) on securities not
     other- than-temporarily impaired...............    --         --       335.1         --       335.1
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --        (7.0)        --        (7.0)
   Derivatives qualifying as hedges.................    --         --        35.0         --        35.0
                                                                                                --------
Total comprehensive income (loss)...................                                               409.7
Other transactions with stockholder.................    --       17.6          --      (14.5)        3.1
                                                     -----   --------     -------    -------    --------
Balances as of December 31, 2011....................  25.6    4,719.9       242.0     (338.4)    4,649.1
                                                                                                --------
Comprehensive income (loss):
   Net loss.........................................    --         --          --     (131.5)     (131.5)
   Net unrealized gains (losses) on securities not
     other- than-temporarily impaired...............    --         --       260.4         --       260.4
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --        48.0         --        48.0
   Derivatives qualifying as hedges.................    --         --        (4.6)        --        (4.6)
                                                                                                --------
Total comprehensive income (loss)...................                                               172.3
Dividends...........................................    --         --          --     (100.0)     (100.0)
Capital contributions...............................    --       89.8          --         --        89.8
Other transactions with former parent...............    --       32.0          --         --        32.0
Other transactions with stockholder.................    --        7.7          --      (13.5)       (5.8)
                                                     -----   --------     -------    -------    --------
Balances as of December 31, 2012.................... $25.6   $4,849.4     $ 545.8    $(583.4)   $4,837.4
                                                     =====   ========     =======    =======    ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (AMOUNTS IN MILLIONS)

                                                                                YEARS ENDED DECEMBER 31,
                                                                            -------------------------------
                                                                               2012       2011       2010
                                                                            ---------  ---------  ---------
Cash flows from operating activities:
   Net income (loss)....................................................... $  (131.5) $    46.6  $    75.1
   Adjustments to reconcile net income (loss) to net cash from operating activities:
       Amortization of fixed maturity discounts and premiums and
         limited partnerships..............................................     (13.6)       9.8       (4.6)
       Equity in net (income) loss of unconsolidated subsidiary............     (45.5)       7.5      (21.7)
       Net investment losses (gains).......................................      86.9      182.0      111.7
       Charges assessed to policyholders...................................    (729.2)    (617.0)    (433.7)
       Acquisition costs deferred..........................................    (347.9)    (295.7)    (216.3)
       Amortization of deferred acquisition costs and intangibles..........     335.6      183.8      188.7
       Goodwill impairment.................................................     147.0         --         --
       Deferred income taxes...............................................     284.8      203.2      (43.6)
       Net increase (decrease) in trading securities, held-for-sale
         investments and derivative instruments............................     (62.5)      29.9      (64.7)
   Change in certain assets and liabilities:
       Accrued investment income and other assets..........................     (18.4)     106.2       15.8
       Insurance reserves..................................................     372.1      633.1      522.5
       Other liabilities and other policy-related balances.................      68.3     (170.8)     163.9
                                                                            ---------  ---------  ---------
   Net cash from operating activities......................................     (53.9)     318.6      293.1
                                                                            ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from maturities and repayments of investments:
       Fixed maturity securities...........................................   1,987.7    1,683.5    1,521.5
       Commercial mortgage loans...........................................     367.1      352.3      208.6
       Restricted commercial mortgage loans related to securitization
         entities..........................................................      18.9       26.0       19.6
   Proceeds from sales of investments:
       Fixed maturity and equity securities................................   1,589.5    1,223.7      835.0
   Purchases and originations of investments:
       Fixed maturity and equity securities................................  (2,770.1)  (2,543.4)  (4,148.3)
       Commercial mortgage loans...........................................    (171.6)     (66.8)     (15.0)
   Other invested assets, net..............................................      66.4      (20.5)   1,247.4
   Purchase of subsidiary, net of cash acquired............................     (27.9)        --         --
   Policy loans, net.......................................................        --        1.4       (3.9)
                                                                            ---------  ---------  ---------
   Net cash from investing activities......................................   1,060.0      656.2     (335.1)
                                                                            ---------  ---------  ---------
Cash flows from financing activities:
   Deposits to universal life and investment contracts.....................   1,638.6    1,374.2    1,664.7
   Withdrawals from universal life and investment contracts................  (1,338.5)  (1,941.5)  (2,480.9)
   Redemption of non-recourse funding obligations..........................  (1,276.8)      (6.0)      (6.0)
   Repayment of borrowings related to securitization entities..............     (21.9)     (26.3)     (19.5)
   Capital contribution from parent........................................      89.8         --         --
   Dividends paid..........................................................    (100.0)        --         --
   Other, net..............................................................      (5.6)     (33.5)      92.6
                                                                            ---------  ---------  ---------
   Net cash from financing activities......................................  (1,014.4)    (633.1)    (749.1)
                                                                            ---------  ---------  ---------
   Net change in cash and cash equivalents.................................      (8.3)     341.7     (791.1)
Cash and cash equivalents at beginning of period...........................     830.4      488.7    1,279.8
                                                                            ---------  ---------  ---------
Cash and cash equivalents at end of period................................. $   822.1  $   830.4  $   488.7
                                                                            =========  =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

(1) FORMATION AND NATURE OF BUSINESS

   (a) Formation

   The accompanying financial statements include on a consolidated basis the accounts of Genworth Life and Annuity Insurance Company ("GLAIC") and our affiliate companies in which we hold a majority voting interest or power to direct activities of a variable interest entity ("VIE"), which we refer to as the "Company," "we," "us" or "our" unless the context otherwise requires. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York ("GLICNY"), which is recorded under the equity method of accounting. As of December 31, 2012 and 2011, the carrying value of our investment in GLICNY was $560.4 million and $478.2 million, respectively, and was included in other invested assets. See note 20 for further discussion of our investment in GLICNY.

   The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries which include:
Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, Broad Street Real Estate Holding, LLC, Newco Properties, Inc. ("Newco"), Jamestown Life Insurance Company, River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II"), River Lake Insurance Company III ("River
Lake III"), River Lake Insurance Company IV ("River Lake IV"), River Lake Insurance Company VI ("River Lake VI"), River Lake Insurance Company VII ("River Lake VII"), River Lake Insurance Company VIII ("River Lake VIII"), River Lake Insurance Company IX ("River Lake IX"), River Lake Insurance Company X ("River Lake X") and Rivermont Life Insurance Company I ("Rivermont I"). All intercompany accounts and transactions have been eliminated in consolidation. River Lake III was dissolved in 2012; see note 10 for additional information related to the dissolution.

   (b) Nature of Business

   We operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

   Our U.S. Life Insurance segment includes products that are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines in our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities for the retirement market. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

   Our Runoff segment includes the results of non-strategic products that are no longer actively sold. Our non-strategic products primarily include our variable annuity, variable life insurance and group variable annuities offered through retirement plans and institutional products. Institutional products consist of: funding agreements, funding agreements backing notes ("FABNs") and guaranteed investment contracts ("GICs"). Most of our

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

variable annuities include guaranteed minimum death benefits ("GMDBs"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits. In January 2011, we discontinued new sales of retail and group variable annuities while continuing to service our existing block of business. On May 1, 2008, we discontinued the sales of variable life insurance policies; however, we continue to service existing policies.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors). We also distribute a limited number of products through a direct sales force and defined contribution plan record keepers.

   We also have Corporate and Other activities which include other corporate income and expenses not allocated to the segments.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. Any material subsequent events have been considered for disclosure through the filing date of the financial statements.

   (a) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues, but rather as deposits, and are included in liabilities for policyholder account balances.

   (b) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Income or losses upon call or prepayment of available-for-sale fixed maturity securities is recognized in net investment income, except for hybrid securities where the income or loss upon call is recognized in net investment gains and losses. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

   (c) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal and term universal life insurance contracts, fees assessed against customer account values and commission income. For universal and term universal life insurance contracts, charges to policyholder accounts for cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders generally based upon the daily net assets of the contractholder's and policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

   (d) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities comprises primarily investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), benefit reserves and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets and primarily represent fixed maturity securities where we utilized the fair value option.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   We recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  . we do not expect full recovery of our amortized cost based on the estimate of cash flows expected to be collected,

  .   we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of income.

   Total other-than-temporary impairments are calculated as the difference between the amortized cost and fair value that emerged in the current period. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security by discounting these cash flows at the current effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity securities impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   (e) Fair Value Measurements

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .   Level 1--Quoted prices for identical instruments in active markets.

  . Level 2--Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .   Level 3--Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

   Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments or embedded derivatives where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. See note 14 for additional information related to fair value measurements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   (f) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan loss. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are deferred and amortized on an effective yield basis over the term of the loan. Commercial mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that we will be unable to collect all amounts due, we consider current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   We evaluate the impairment of commercial mortgage loans first on an individual loan basis. If an individual loan is not deemed impaired, then we evaluate the remaining loans collectively to determine whether an impairment should be recorded.

   For individually impaired loans, we record an impairment charge when it is probable that a loss has been incurred. The impairment is recorded as an increase in the allowance for loan losses. All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible.

   For loans that are not individually impaired where we evaluate the loans collectively, the allowance for loan losses is maintained at a level that we determine is adequate to absorb estimated probable incurred losses in the loan portfolio. Our process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions that would result in a loss in the loan portfolio over the next twelve months. Key inputs into our evaluation include debt service coverage ratios, loan-to-value, property-type, occupancy levels, geographic region, and probability weighting of the scenarios generated by the model. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements. Additions and reductions to the allowance through periodic provisions or benefits are recorded in net investment gains (losses).

   For commercial mortgage loans classified as held-for-sale, each loan is carried at the lower of cost or market and is included in commercial mortgage loans in our consolidated balance sheets. See note 3 for additional disclosures related to commercial mortgage loans.

   (g) Securities Lending Activity

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. We are currently indemnified against counterparty credit risk by the intermediary.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Under the securities lending program, the borrower is required to provide collateral, which can consist of cash or government securities, on a daily basis in amounts equal to or exceeding 102% of the applicable securities loaned. Currently, we only accept cash collateral from borrowers under the program. Cash collateral, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in a money market fund approved by the National Association of Insurance Commissioners ("NAIC"), U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities. As of December 31, 2012 and 2011, the fair value of securities loaned under our securities lending program was $45.6 million and $39.6 million, respectively. As of December 31, 2012 and 2011, the fair value of collateral held under our securities lending program was $48.2 million and $41.3 million, respectively, and the offsetting obligation to return collateral of $48.2 million and $41.3 million, respectively, was included in other liabilities in the consolidated balance sheets. We did not have any non-cash collateral provided by the borrower in our securities lending program as of December 31, 2012 and 2011.

   (h) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (i) Deferred Acquisition Costs

   Acquisition costs include costs that are related directly to the successful acquisition of new and renewal insurance policies and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions and for contracts and policies issued, some other costs such as underwriting, medical inspection and issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on expected gross profits. Expected gross profits are adjusted quarterly to reflect actual experience to date and if necessary for the unlocking of underlying key assumptions relating to future gross profits based on experience studies.

   Short-Duration Contracts. Acquisition costs primarily consist of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of expected future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization, and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. See note 6 for additional information related to DAC including loss recognition and recoverability.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   (j) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2012, 2011 and 2010, no charges to income were recorded as a result of our PVFP recoverability or loss recognition testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed five years.

   Other Intangible Assets. We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment based on undiscounted cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment using a qualitative or quantitative assessment and are written down to fair value as required.

   (k) Goodwill

   Goodwill is not amortized but is tested for impairment annually or between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We are permitted to utilize a qualitative impairment assessment if the fair value of the reporting unit is not more likely than not lower than its carrying value. If a qualitative impairment assessment is not performed, we are required to determine the fair value of the reporting unit. The determination of fair value requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business, one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. If the reporting unit's fair value is below its carrying value, we must determine the amount of implied goodwill that would be established if the reporting unit was hypothetically purchased on the impairment assessment date. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds the amount of implied goodwill.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available, and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   See note 6 for additional information related to goodwill and impairments recorded.

   (l) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. Amounts received from reinsurers that represent recovery of acquisition costs are netted against DAC so that the net amount is capitalized. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

   (m) Derivatives

   Derivative instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets;
(iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is no longer probable that the forecasted transaction will occur.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in current period income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in current period income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in current period income.

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

   (n) Separate Accounts and Related Insurance Obligations

   Separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the contractholders and are reflected in our consolidated balance sheets at fair value, reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves. Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate account.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   We offer certain minimum guarantees associated with our variable annuity contracts. Our variable annuity contracts usually contain a basic GMDB which provides a minimum benefit to be paid upon the annuitant's death equal to the larger of account value and the return of net deposits. Some variable annuity contracts permit contractholders to purchase through riders, at an additional charge, enhanced death benefits such as the highest contract anniversary value ("ratchets"), accumulated net deposits at a stated rate ("rollups"), or combinations thereof.

   Additionally, some of our variable annuity contracts provide the contractholder with living benefits such as a GMWB or certain types of guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit base each year, either for a specified period of time or for life. The guaranteed annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation.

   Most of our reserves for additional insurance and annuitization benefits are calculated by applying a benefit ratio to accumulated contractholder assessments, and then deducting accumulated paid claims. The benefit ratio is equal to the ratio of benefits to assessments, accumulated with interest and considering both past and anticipated future experience. The projections utilize stochastic scenarios of separate account returns incorporating reversion to the mean, as well as assumptions for mortality and lapses. Some of our minimum guarantees, mainly GMWBs, are accounted for as embedded derivatives; see notes 5 and 17 for additional information on these embedded derivatives and related fair value measurement disclosures.

   (o) Insurance Reserves

   Future Policy Benefits

   We include insurance-type contracts, such as traditional life insurance, in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. For level premium term life insurance products, we floor the liability for future policy benefits on each policy at zero. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   Policyholder Account Balances

   We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   (p) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

reporting period. The estimated liability includes requirements for future payments of: (a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (q) Unearned Premiums

   For single premium insurance contracts, we recognize premiums over the policy life in accordance with the expected pattern of risk emergence. We recognize a portion of the revenue in premiums earned in the current period, while the remaining portion is deferred as unearned premiums and earned over time in accordance with the expected pattern of risk emergence. If single premium policies are cancelled and the premium is non-refundable, then the remaining unearned premium related to each cancelled policy is recognized to earned premiums upon notification of the cancellation. Expected pattern of risk emergence on which we base premium recognition is inherently judgmental and is based on actuarial analysis of historical experience. We periodically review our premium earnings recognition models with any adjustments to the estimates reflected in current period income.

   (r) Income Taxes

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on our assessment of the realizability of such amounts.

   Effective with the period beginning January 1, 2011, our companies elected to file a single U.S. consolidated income tax return (the "life/non-life consolidated return"). The election was made with the filing of the first life/non-life consolidated return, which was filed in September 2012. All companies domesticated in the United States and our Bermuda and Guernsey subsidiaries which have elected to be taxed as U.S. domestic companies were included in the life/non-life consolidated return as allowed by the tax law and regulations. The tax sharing agreement previously applicable only to the U.S. life insurance entities was terminated with the filing of the life/non-life consolidated return and those entities adopted the tax sharing agreement previously applicable to only the non-life entities (hereinafter the "life/non-life tax sharing agreement"). The two agreements were identical in all material respects. The life/non-life tax sharing agreement was provided to the appropriate state insurance regulators for approval. Intercompany balances relating to the impacts of the life/non-life tax sharing agreement was settled with the insurance companies after approval was received from the insurance regulators. Intercompany balances under all agreements are settled at least annually. For years before 2011, our U.S. non-life insurance entities were included in the consolidated federal income tax return of Genworth and subject to a tax sharing arrangement that allocated tax on a separate company basis but provided benefit for current utilization of

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

losses and credits. Also, our U.S. life insurance entities filed a consolidated life insurance federal income tax return, and were subject to a separate tax sharing agreement, as approved by state insurance regulators, which allocated taxes on a separate company basis but provided benefit for current utilization of losses and credits.

   We are party to an assumption agreement with our indirect parent company, Genworth North America Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies that are identified with respect to years ending on or before December 31, 2009 (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. We recognize the corresponding amount as a change in stockholder's equity since the liability for the contingency is assumed by GNA.

   (s) Variable Interest Entities

   We are involved in certain entities that are considered VIEs as defined under U.S. GAAP, and, accordingly, we evaluate the VIE to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by beneficial interest holders, as well as which party has the power to direct activities that most significantly impact the performance of the VIEs.

   Our primary involvement related to VIEs includes securitization transactions.

   In 2010, we de-recognized the retained interests assets due to consolidation and termination of the VIEs. Additionally, for certain securitization transactions, we were the transferor of certain assets that were sold to a newly created VIE but did not retain any beneficial interest in the VIE other than acting as the servicer of the underlying assets.

   On January 1, 2010, we were required to consolidate certain VIEs. See note 15 for additional information related to these consolidated entities.

   (t) Accounting Changes

   Testing Indefinite-Lived Intangible Assets For Impairment

   In July 2012, the Financial Accounting Standards Board (the "FASB") issued new accounting guidance on testing indefinite-lived intangible assets for impairment. The new guidance permits the use of a qualitative assessment prior to, and potentially instead of, the quantitative impairment test for indefinite-lived intangible assets. We elected to early adopt this new accounting guidance effective October 1, 2012. The adoption of this accounting guidance did not have an impact on our consolidated financial statements.

   Fair Value Measurements

   On January 1, 2012, we adopted new accounting guidance related to fair value measurements. This new accounting guidance clarified existing fair value measurement requirements and changed certain fair value measurement principles and disclosure requirements. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Testing Goodwill For Impairment

   In September 2011, the FASB issued new accounting guidance related to goodwill impairment testing. The new guidance permits the use of a qualitative assessment prior to, and potentially instead of, the two step quantitative goodwill impairment test. We elected to early adopt this new guidance effective on July 1, 2011 in order to apply the new guidance in our annual goodwill impairment testing performed during the third quarter. The adoption of this new accounting guidance did not have an impact on our consolidated financial statements.

   A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring

   On July 1, 2011, we adopted new accounting guidance related to additional disclosures for troubled debt restructurings. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   When to Perform Step 2 of the Goodwill Impairment Test For Reporting Units With Zero or Negative Carrying Value

   On January 1, 2011, we adopted new accounting guidance related to goodwill impairment testing when a reporting unit's carrying value is zero or negative. This guidance did not impact our consolidated financial statements upon adoption, as all of our reporting units with goodwill balances had positive carrying values.

   How Investments Held Through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments

   On January 1, 2011, we adopted new accounting guidance related to how investments held through separate accounts affect an insurer's consolidation analysis of those investments. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures--Improving Disclosures about Fair Value Measurements

   On January 1, 2011, we adopted new accounting guidance related to additional disclosures about purchases, sales, issuances and settlements in the rollforward of Level 3 fair value measurements. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

   Disclosures Related To Financing Receivables

   On December 31, 2010, we adopted new accounting guidance related to additional disclosures about the credit quality of loans, lease receivables and other long-term receivables and the related allowance for credit losses. Certain other additional disclosures were effective for us on March 31, 2011. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

   Scope Exception for Embedded Credit Derivatives

   On July 1, 2010, we adopted new accounting guidance related to embedded credit derivatives. This accounting guidance clarified the scope exception for embedded credit derivatives and when those features would be bifurcated from the host contract. Under the new accounting guidance, only embedded credit derivative features that are in the form of subordination of one financial instrument to another would not be subject to the bifurcation requirements. Accordingly, upon adoption, we were required to bifurcate embedded credit derivatives

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

that no longer qualified under the amended scope exception. In conjunction with our adoption, we elected fair value option for certain fixed maturity securities. The following summarizes the components for the cumulative effect adjustment recorded on July 1, 2010 related to the adoption of this new accounting guidance:

                                   ACCUMULATED OTHER
                                     COMPREHENSIVE                     TOTAL STOCKHOLDER'S
(AMOUNTS IN MILLIONS)                INCOME (LOSS)   RETAINED EARNINGS       EQUITY
---------------------              ----------------- ----------------- -------------------
Investment securities.............      $123.8            $(123.8)            $  --
Other invested assets/(1)/........         0.8               (1.0)             (0.2)
Provision for income taxes........       (44.1)              44.1                --
                                        ------            -------             -----
Net cumulative effect adjustment..      $ 80.5            $ (80.7)            $(0.2)
                                        ======            =======             =====

--------
/(1)/Other invested assets are comprised of our investment in GLICNY, an unconsolidated subsidiary, accounted for under the equity method of accounting. GLICNY's adoption of the new accounting guidance resulted in a cumulative effect adjustment of $3.1 million recorded to retained earnings with a partial offset recorded to accumulated other comprehensive income of $2.5 million.

   For certain securities where the embedded credit derivative would require bifurcation, we elected the fair value option to carry the entire instrument at fair value to reduce the cost of calculating and recording the fair value of the embedded derivative feature separate from the debt security. Additionally, we elected the fair value option for a portion of other asset-backed securities for operational ease and to record and present the securities at fair value in future periods. Upon electing fair value option on July 1, 2010, these securities were reclassified into the trading category included in other invested assets and had a fair value of $132.5 million. Prior to electing fair value option, these securities were classified as available-for-sale fixed maturity securities.

   Accounting for Transfers of Financial Assets

   On January 1, 2010, we adopted new accounting guidance related to accounting for transfers of financial assets. This accounting guidance amends the previous guidance on transfers of financial assets by eliminating the qualifying special-purpose entity concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements. The elimination of the qualifying special-purpose entity concept requires that these entities be considered for consolidation as a result of the new guidance related to VIEs as discussed below.

   Improvements to Financial Reporting by Enterprises Involved with VIEs

   On January 1, 2010, we adopted new accounting guidance for determining which enterprise, if any, has a controlling financial interest in a VIE and requires additional disclosures about involvement in VIEs. Under this new accounting guidance, the primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. Upon adoption of this new accounting guidance, we were required to consolidate a previously qualifying special-purpose entity. We recorded a transition adjustment for the impact upon adoption to reflect the difference between the assets and liabilities of the newly consolidated entity and the amounts recorded for our interest in this entity prior to adoption. On January 1, 2010, we recorded a net cumulative effect adjustment of $34.7 million to retained earnings with a partial offset to accumulated other comprehensive income (loss) of $21.3 million related to the adoption of this new accounting guidance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The assets and liabilities of the newly consolidated entity were as follows as of January 1, 2010:

                                                                             AMOUNTS
                                                                          RECORDED UPON
(AMOUNTS IN MILLIONS)                                                   CONSOLIDATION/(1)/
---------------------                                                   -----------------
Assets
Restricted commercial mortgage loans...................................      $133.9
Other invested assets/(2)/.............................................       (34.2)
Accrued investment income..............................................         0.7
                                                                             ------
   Total assets........................................................       100.4
                                                                             ------
Liabilities
Other liabilities......................................................         0.7
Borrowings related to securitization entities..........................       133.9
                                                                             ------
   Total liabilities...................................................       134.6
                                                                             ------
   Net assets and liabilities of newly consolidated entities...........       (34.2)
   Less: amortized cost of fixed maturity securities previously
     recorded/(3)/.....................................................         0.8
                                                                             ------
   Cumulative effect adjustment to retained earnings upon adoption,
     pre-tax...........................................................       (35.0)
   Tax effect..........................................................         0.3
                                                                             ------
   Net cumulative effect adjustment to retained earnings upon adoption.      $(34.7)
                                                                             ======

--------
/(1)/Represents the amounts that would have been recorded in the consolidated financial statements on January 1, 2010 had we recorded the assets and liabilities in our financial statements from the date we first met the conditions for consolidation based on the criteria in the new accounting guidance.
/(2)/Other invested assets are comprised of our investment in GLICNY, an unconsolidated subsidiary, accounted for under the equity method of accounting. GLICNY's adoption of the new accounting guidance resulted in a cumulative effect adjustment of $99.0 million recorded to retained earnings. We recorded the effect of GLICNY's accounting adoption that impacted our investment in GLICNY of $34.2 million.
/(3)/Fixed maturity securities that were previously recorded had net unrealized investment gains of $2.0 million included in accumulated other comprehensive income (loss) as of December 31, 2009.

   For commercial mortgage loans, the carrying amounts represent the unpaid principal balance less any allowance for loan losses. Borrowings related to securitization entities are recorded at unpaid principal.

   The borrowings of the entity were recorded at cost. See note 15 for additional information related to consolidation of VIEs.

   The new accounting guidance related to consolidation of VIEs has been deferred for a reporting entity's interest in an entity that has all of the attributes of an investment company as long as there is no implicit or explicit obligation to fund losses of the entity. For entities that meet these criteria, the new accounting guidance related to VIE consolidation would not be applicable until further guidance is issued. Accordingly, we did not have any impact upon adoption related to entities that meet the deferral criteria, such as certain limited partnership and fund investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Fair Value Measurements and Disclosures--Improving Disclosures about Fair Value Measurements

   On January 1, 2010, we adopted new accounting guidance requiring additional disclosures for significant transfers between Level 1 and 2 fair value measurements and clarifications to existing fair value disclosures related to the level of disaggregation, inputs and valuation techniques. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   (u) Retrospective Accounting Changes

   On January 1, 2012, we adopted new accounting guidance requiring presentation of the components of net income (loss), the components of OCI and total comprehensive income either in a single continuous statement of comprehensive income (loss) or in two separate but consecutive statements. We chose to present two separate but consecutive statements and adopted this new guidance retrospectively. The FASB issued an amendment relating to this new guidance for presentation of the reclassification of items out of accumulated other comprehensive income into net income that removed this requirement until further guidance is issued. The adoption of this new accounting guidance did not have any impact on our consolidated financial results.

   On January 1, 2012, we adopted new accounting guidance related to accounting for costs associated with acquiring or renewing insurance contracts. We adopted this new guidance retrospectively, which reduced retained earnings by $484.0 million as of January 1, 2010, and reduced net income by $14.2 million and $14.9 million for the years ended December 31, 2011 and 2010, respectively. This new accounting guidance was also adopted by GLICNY which reduced our investment in GLICNY by $28.0 million as of January 1, 2010, representing our ownership interest of 34.5%. This new guidance results in lower amortization and fewer deferred costs, specifically related to underwriting, inspection and processing for contracts that are not issued, as well as advertising and customer solicitation.

   Effective January 1, 2012, we changed our treatment of the liability for future policy benefits for our level premium term life insurance products when the liability for a policy falls below zero. Previously, the total liability for future policy benefits included negative reserves calculated at an individual policy level. Through 2010, we issued level premium term life insurance policies whose premiums are contractually determined to be level through a period of time and then increase thereafter. Our previous accounting policy followed the accounting for traditional, long-duration insurance contracts where the reserves are calculated as the present value of expected benefit payments minus the present value of net premiums based on assumptions determined on the policy issuance date including mortality, interest, and lapse rates. This accounting has the effect of causing profits to emerge as a level percentage of premiums, subject to differences in assumed versus actual experience which flow through income as they occur, and for products with an increasing premium stream, such as the level premium term life insurance product, may result in negative reserves for a given policy.

   More recent insurance-specific accounting guidance reflects a different accounting philosophy, emphasizing the balance sheet over the income statement, or matching, focus which was the philosophy in place when the traditional, long-duration insurance contract guidance was issued (the accounting model for traditional, long-duration insurance contracts draws upon the principles of matching and conservatism originating in the 1970's, and does not specifically address negative reserves). More recent accounting models for long-duration contracts specifically prohibit negative reserves, e.g., non-traditional contracts with annuitization benefits and certain participating contracts. These recent accounting models do not impact the reserving for our level premium term life insurance products.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   We believe that industry accounting practices for level premium term life insurance product reserving is mixed with some companies "flooring" reserves at zero and others applying our previous accounting policy described above. In 2010, we stopped issuing new level premium term life insurance policies. Thus, as the level premium term policies reach the end of their level premium term periods, the portion of policies with negative reserves in relation to the reserve for all level premium term life insurance products will continue to increase. Our new method of accounting floors the liability for future policy benefits on each level premium term life insurance policy at zero. We believe that flooring reserves at zero is preferable in our circumstances as this alternative accounting policy will not allow negative reserves to accumulate on the balance sheet for this closed block of insurance policies. In implementing this change in accounting, no changes were made to the assumptions that were locked-in at policy inception. We implemented this accounting change retrospectively, which reduced retained earnings and stockholders' equity by $91.5 million as of January 1, 2010, and decreased net income by $8.5 million and $4.1 million for the years ended December 31, 2011 and 2010, respectively. This accounting change was also implemented by GLICNY which reduced our investment in GLICNY by $3.9 million as of January 1, 2010, representing our ownership interest of 34.5%.

   On October 22, 2012, we announced the launch of a new traditional term life insurance product, along with other changes to our life insurance portfolio designed to update and expand our product offerings and further adjust pricing. We will floor the liability for future policy benefits on these level premium term insurance policies at zero, consistent with our accounting for our existing level premium term life insurance policies.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the consolidated balance sheet as of December 31, 2011 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

                                                                       AS ORIGINALLY EFFECT OF    EFFECT OF    AS CURRENTLY
(AMOUNTS IN MILLIONS)                                                    REPORTED    DAC CHANGE RESERVE CHANGE   REPORTED
---------------------                                                  ------------- ---------- -------------- ------------
Assets
   Total investments/(1)/.............................................   $17,639.4    $ (25.2)     $  (4.8)     $17,609.4
   Cash and cash equivalents..........................................       830.4         --           --          830.4
   Accrued investment income..........................................       136.1         --           --          136.1
   Deferred acquisition costs.........................................     3,347.0     (742.9)          --        2,604.1
   Intangible assets..................................................       225.6        2.5           --          228.1
   Goodwill...........................................................       450.9         --           --          450.9
   Reinsurance recoverable............................................     7,877.3         --         13.7        7,891.0
   Other assets.......................................................       454.7         --           --          454.7
   Separate account assets............................................     9,231.7         --           --        9,231.7
                                                                         ---------    -------      -------      ---------
              Total assets............................................   $40,193.1    $(765.6)     $   8.9      $39,436.4
                                                                         =========    =======      =======      =========
Liabilities and stockholders' equity
   Liabilities:
       Future policy benefits.........................................   $ 9,756.0    $    --      $ 167.5      $ 9,923.5
       Policyholder account balances..................................    10,367.0         --           --       10,367.0
       Liability for policy and contract claims.......................       312.7         --           --          312.7
       Unearned premiums..............................................        12.3         --           --           12.3
       Other liabilities..............................................       495.7         --           --          495.7
       Non-recourse funding obligations...............................     3,531.0         --           --        3,531.0
       Borrowings related to securitization entities..................        88.0         --           --           88.0
       Deferred tax liability.........................................     1,142.2     (262.3)       (54.5)         825.4
       Separate account liabilities...................................     9,231.7         --           --        9,231.7
                                                                         ---------    -------      -------      ---------
              Total liabilities.......................................    34,936.6     (262.3)       113.0       34,787.3
                                                                         ---------    -------      -------      ---------

   Stockholder's equity:
       Common stock...................................................        25.6         --           --           25.6
       Additional paid-in capital.....................................     4,719.9         --           --        4,719.9
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities
                not other-than-temporarily impaired...................       261.0        9.8           --          270.8
              Net unrealized gains (losses) on other-than-
                temporarily impaired securities.......................       (80.6)        --           --          (80.6)
                                                                         ---------    -------      -------      ---------
          Net unrealized investment gains (losses)....................       180.4        9.8           --          190.2
                                                                         ---------    -------      -------      ---------
          Derivatives qualifying as hedges............................        51.8         --           --           51.8
                                                                         ---------    -------      -------      ---------
       Total accumulated other comprehensive income
         (loss).......................................................       232.2        9.8           --          242.0
       Retained deficit...............................................       278.8     (513.1)      (104.1)        (338.4)
                                                                         ---------    -------      -------      ---------
              Total stockholder's equity..............................     5,256.5     (503.3)      (104.1)       4,649.1
                                                                         ---------    -------      -------      ---------
              Total liabilities and stockholder's equity..............   $40,193.1    $(765.6)     $   8.9      $39,436.4
                                                                         =========    =======      =======      =========

--------
/(1)/Adjustments relate to the impact on our investment in GLICNY from GLICNY's adoption of these accounting changes.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the consolidated income statement for the year ended December 31, 2011 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

                                                        AS ORIGINALLY EFFECT OF    EFFECT OF    AS CURRENTLY
(AMOUNTS IN MILLIONS)                                     REPORTED    DAC CHANGE RESERVE CHANGE   REPORTED
---------------------                                   ------------- ---------- -------------- ------------
Revenues:
Premiums...............................................   $  837.8      $   --       $   --       $  837.8
Net investment income..................................      725.6          --           --          725.6
Net investment gains (losses)..........................     (182.0)         --           --         (182.0)
Insurance and investment product fees and other........      756.1         8.8           --          764.9
                                                          --------      ------       ------       --------
   Total revenues......................................    2,137.5         8.8           --        2,146.3
                                                          --------      ------       ------       --------
Benefits and expenses:
Benefits and other changes in policy reserves..........    1,183.8         0.4         12.4        1,196.6
Interest credited......................................      299.7          --           --          299.7
Acquisition and operating expenses, net of deferrals...      246.2        49.6           --          295.8
Amortization of deferred acquisition costs and
  intangibles..........................................      206.2       (22.4)          --          183.8
Interest expense.......................................      111.7          --           --          111.7
                                                          --------      ------       ------       --------
   Total benefits and expenses.........................    2,047.6        27.6         12.4        2,087.6
                                                          --------      ------       ------       --------
Income before income taxes and equity in net loss of
  unconsolidated subsidiary............................       89.9       (18.8)       (12.4)          58.7
Provision for income taxes.............................       15.4        (6.4)        (4.4)           4.6
                                                          --------      ------       ------       --------
Net income before equity in net loss of unconsolidated
  subsidiary...........................................       74.5       (12.4)        (8.0)          54.1
Equity in net loss of unconsolidated subsidiary........       (5.2)       (1.8)        (0.5)          (7.5)
                                                          --------      ------       ------       --------
Net income.............................................   $   69.3      $(14.2)      $ (8.5)      $   46.6
                                                          ========      ======       ======       ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the consolidated income statement for the year ended December 31, 2010 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

                                                          AS ORIGINALLY EFFECT OF    EFFECT OF    AS CURRENTLY
(AMOUNTS IN MILLIONS)                                       REPORTED    DAC CHANGE RESERVE CHANGE   REPORTED
---------------------                                     ------------- ---------- -------------- ------------
Revenues:
Premiums.................................................   $  911.7      $   --       $  --        $  911.7
Net investment income....................................      717.6          --          --           717.6
Net investment gains (losses)............................     (111.7)         --          --          (111.7)
Insurance and investment product fees and other..........      570.9          --          --           570.9
                                                            --------      ------       -----        --------
   Total revenues........................................    2,088.5          --          --         2,088.5
                                                            --------      ------       -----        --------
Benefits and expenses:
Benefits and other changes in policy reserves............    1,157.1         0.6         5.7         1,163.4
Interest credited........................................      303.4          --          --           303.4
Acquisition and operating expenses, net of deferrals.....      263.9        53.9          --           317.8
Amortization of deferred acquisition costs and
  intangibles............................................      217.1       (28.4)         --           188.7
Interest expense.........................................      108.9          --          --           108.9
                                                            --------      ------       -----        --------
   Total benefits and expenses...........................    2,050.4        26.1         5.7         2,082.2
                                                            --------      ------       -----        --------
Income before income taxes and equity in net income of
  unconsolidated subsidiary..............................       38.1       (26.1)       (5.7)            6.3
Benefit for income taxes.................................      (36.0)       (9.1)       (2.0)          (47.1)
                                                            --------      ------       -----        --------
Net income before equity in net income of unconsolidated
  subsidiary.............................................       74.1       (17.0)       (3.7)           53.4
Equity in net income of unconsolidated subsidiary........       20.0         2.1        (0.4)           21.7
                                                            --------      ------       -----        --------
Net income...............................................   $   94.1      $(14.9)      $(4.1)       $   75.1
                                                            ========      ======       =====        ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the cash flows from operating activities for the year ended December 31, 2011 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

                                                               AS ORIGINALLY EFFECT OF    EFFECT OF    AS CURRENTLY
(AMOUNTS IN MILLIONS)                                            REPORTED    DAC CHANGE RESERVE CHANGE   REPORTED
---------------------                                          ------------- ---------- -------------- ------------
Cash flows from operating activities:
   Net income.................................................    $  69.3      $(14.2)      $(8.5)       $  46.6
   Adjustments to reconcile net income to net cash from
     operating activities:
       Amortization of fixed maturity discounts and
         premiums and limited partnerships....................        9.8          --          --            9.8
       Equity in net (income) loss of unconsolidated
         subsidiary...........................................        5.2         1.8         0.5            7.5
       Net investment losses (gains)..........................      182.0          --          --          182.0
       Charges assessed to policyholders......................     (617.0)         --          --         (617.0)
       Acquisition costs deferred.............................     (345.3)       49.6          --         (295.7)
       Amortization of deferred acquisition costs and
         intangibles..........................................      206.2       (22.4)         --          183.8
       Deferred income taxes..................................      214.0        (6.4)       (4.4)         203.2
       Net increase in trading securities, held-for-sale
         investments and derivative instruments...............       29.9          --          --           29.9
   Change in certain assets and liabilities:
       Accrued investment income and other assets.............      106.2          --          --          106.2
       Insurance reserves.....................................      620.3         0.4        12.4          633.1
       Other liabilities and other policy-related
         balances.............................................     (162.0)       (8.8)         --         (170.8)
                                                                  -------      ------       -----        -------
   Net cash from operating activities.........................    $ 318.6      $   --       $  --        $ 318.6
                                                                  =======      ======       =====        =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the cash flows from operating activities for the year ended December 31, 2010 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

                                                            AS ORIGINALLY EFFECT OF    EFFECT OF    AS CURRENTLY
(AMOUNTS IN MILLIONS)                                         REPORTED    DAC CHANGE RESERVE CHANGE   REPORTED
---------------------                                       ------------- ---------- -------------- ------------
Cash flows from operating activities:
   Net income..............................................    $  94.1      $(14.9)      $(4.1)       $  75.1
   Adjustments to reconcile net income to net cash from
     operating activities:
       Amortization of fixed maturity discounts and
         premiums and limited partnerships.................       (4.6)         --          --           (4.6)
       Equity in net (income) of unconsolidated
         subsidiary........................................      (20.0)       (2.1)        0.4          (21.7)
       Net investment losses (gains).......................      111.7          --          --          111.7
       Charges assessed to policyholders...................     (433.7)         --          --         (433.7)
       Acquisition costs deferred..........................     (270.2)       53.9          --         (216.3)
       Amortization of deferred acquisition costs and
         intangibles.......................................      217.1       (28.4)         --          188.7
       Deferred income taxes...............................      (32.5)       (9.1)       (2.0)         (43.6)
       Net (decrease) in trading securities, held-for-
         sale investments and derivative
         instruments.......................................      (64.7)         --          --          (64.7)
   Change in certain assets and liabilities:
       Accrued investment income and other assets..........       15.8          --          --           15.8
       Insurance reserves..................................      516.2         0.6         5.7          522.5
       Other liabilities and other policy-related
         balances..........................................      163.9          --          --          163.9
                                                               -------      ------       -----        -------
   Net cash from operating activities......................    $ 293.1      $   --       $  --        $ 293.1
                                                               =======      ======       =====        =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the consolidated balance sheet as of December 31, 2012 to reflect the impact of the accounting change related to reserves that was adopted on January 1, 2012:

                                                                                   AS REPORTED  AS COMPUTED
                                                                                    UNDER NEW  UNDER PREVIOUS EFFECT OF
(AMOUNTS IN MILLIONS)                                                                POLICY        POLICY      CHANGE
---------------------                                                              ----------- -------------- ---------
Assets
   Total investments/(1)/.........................................................  $17,084.5    $17,089.9     $  (5.4)
   Cash and cash equivalents......................................................      822.1        822.1          --
   Accrued investment income......................................................      131.0        131.0          --
   Deferred acquisition costs.....................................................    2,624.5      2,624.5          --
   Intangible assets..............................................................      182.8        182.8          --
   Goodwill.......................................................................      303.9        303.9          --
   Reinsurance recoverable........................................................    7,893.0      7,862.4        30.6
   Other assets...................................................................      463.1        463.1          --
   Separate account assets........................................................    9,060.4      9,060.4          --
                                                                                    ---------    ---------     -------
              Total assets........................................................  $38,565.3    $38,540.1     $  25.2
                                                                                    =========    =========     =======
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits.....................................................  $ 9,860.6    $ 9,668.2     $ 192.4
       Policyholder account balances..............................................   10,477.0     10,477.0          --
       Liability for policy and contract claims...................................      233.1        233.1          --
       Unearned premiums..........................................................       11.1         11.1          --
       Other liabilities..........................................................      495.2        495.2          --
       Non-recourse funding obligations...........................................    2,254.2      2,254.2          --
       Borrowings related to securitization entity, at fair value.................       64.6         64.6          --
       Deferred tax liability.....................................................    1,271.7      1,331.2       (59.5)
       Separate account liabilities...............................................    9,060.4      9,060.4          --
                                                                                    ---------    ---------     -------
              Total liabilities...................................................   33,727.9     33,595.0       132.9
                                                                                    ---------    ---------     -------
   Stockholder's equity:
       Common stock...............................................................       25.6         25.6          --
       Additional paid-in capital.................................................    4,849.4      4,849.4          --
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities not other-
                than-temporarily impaired.........................................      531.2        531.2          --
              Net unrealized gains (losses) on other-than-temporarily
                impaired securities...............................................      (32.6)       (32.6)         --
                                                                                    ---------    ---------     -------
          Net unrealized investment gains (losses)................................      498.6        498.6          --
                                                                                    ---------    ---------     -------
          Derivatives qualifying as hedges........................................       47.2         47.2          --
                                                                                    ---------    ---------     -------
       Total accumulated other comprehensive income (loss)........................      545.8        545.8          --
       Retained deficit...........................................................     (583.4)      (475.7)     (107.7)
                                                                                    ---------    ---------     -------
          Total stockholder's equity..............................................    4,837.4      4,945.1      (107.7)
                                                                                    ---------    ---------     -------
          Total liabilities and stockholder's equity..............................  $38,565.3    $38,540.1     $  25.2
                                                                                    =========    =========     =======

--------
/(1)/Adjustment relates to the impact on our investment in GLICNY from GLICNY's adoption of this accounting change.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the consolidated income statement for the year ended December 31, 2012 to reflect the impact of the accounting change related to reserves that was adopted on January 1, 2012:

                                                                     AS REPORTED  AS COMPUTED
                                                                      UNDER NEW  UNDER PREVIOUS EFFECT OF
(AMOUNTS IN MILLIONS)                                                  POLICY        POLICY      CHANGE
---------------------                                                ----------- -------------- ---------
Revenues:
Premiums............................................................  $  472.8      $  472.8      $  --
Net investment income...............................................     693.9         693.9         --
Net investment gains (losses).......................................     (86.9)        (86.9)        --
Policy fees and other income........................................     853.5         853.5         --
                                                                      --------      --------      -----
   Total revenues...................................................   1,933.3       1,933.3         --
                                                                      --------      --------      -----
Benefits and expenses:
Benefits and other changes in policy reserves.......................   1,028.0       1,020.0        8.0
Interest credited...................................................     305.7         305.7         --
Acquisition and operating expenses, net of deferrals................     266.3         266.3         --
Amortization of deferred acquisition costs and intangibles..........     335.6         335.6         --
Goodwill impairment.................................................     147.0         147.0         --
Interest expense....................................................      87.1          87.1         --
                                                                      --------      --------      -----
   Total benefits and expenses......................................   2,169.7       2,161.7        8.0
                                                                      --------      --------      -----
Loss before income taxes and equity in net income of unconsolidated
  subsidiary........................................................    (236.4)       (228.4)      (8.0)
Benefit for income taxes............................................     (59.4)        (54.4)      (5.0)
                                                                      --------      --------      -----
Net loss before equity in net income of unconsolidated subsidiary...    (177.0)       (174.0)      (3.0)
Equity in net income of unconsolidated subsidiary...................      45.5          46.1       (0.6)
                                                                      --------      --------      -----
Net loss............................................................  $ (131.5)     $ (127.9)     $(3.6)
                                                                      ========      ========      =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the cash flows from operating activities for the year ended December 31, 2012 to reflect the impact of the accounting change related to reserves that was adopted on January 1, 2012:

                                                                               AS REPORTED  AS COMPUTED
                                                                                UNDER NEW  UNDER PREVIOUS EFFECT OF
(AMOUNTS IN MILLIONS)                                                            POLICY        POLICY      CHANGE
---------------------                                                          ----------- -------------- ---------
Cash flows from operating activities:
   Net loss...................................................................   $(131.5)     $(127.9)      $(3.6)
   Adjustments to reconcile net loss to net cash from operating activities:
       Amortization of fixed maturity discounts and premiums and
         limited partnerships.................................................     (13.6)       (13.6)         --
       Equity in net (income) loss of unconsolidated subsidiary...............     (45.5)       (46.1)        0.6
       Net investment losses (gains)..........................................      86.9         86.9          --
       Charges assessed to policyholders......................................    (729.2)      (729.2)         --
       Acquisition costs deferred.............................................    (347.9)      (347.9)         --
       Amortization of deferred acquisition costs and intangibles.............     335.6        335.6          --
       Goodwill impairment....................................................     147.0        147.0          --
       Deferred income taxes..................................................     284.8        289.8        (5.0)
       Net decrease in trading securities, held-for-sale investments and
         derivative instruments...............................................     (62.5)       (62.5)         --
   Change in certain assets and liabilities:
       Accrued investment income and other assets.............................     (18.4)       (18.4)         --
       Insurance reserves.....................................................     372.1        364.1         8.0
       Other liabilities and policy-related balances..........................      68.3         68.3          --
                                                                                 -------      -------       -----
   Net cash from operating activities.........................................   $ (53.9)     $ (53.9)      $  --
                                                                                 =======      =======       =====

   (v) Accounting Pronouncement Not Yet Adopted

   In December 2011, the FASB issued new accounting guidance for disclosures about offsetting assets and liabilities. The new guidance requires an entity to disclose information about offsetting and related arrangements to enable users to understand the effect of those arrangements on its financial position. These new disclosure requirements will be effective for us on January 1, 2013 and are not expected to have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


(3) INVESTMENTS

   (a) Net Investment Income

   Sources of net investment income were as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                        2012    2011    2010
---------------------                                                       ------  ------  ------
Fixed maturity securities--taxable......................................... $541.6  $571.2  $557.5
Commercial mortgage loans..................................................  101.0   111.5   120.7
Restricted commercial mortgage loans related to securitization entity/(1)/.    7.3    10.4    10.1
Equity securities..........................................................    1.7     1.4     3.9
Other invested assets......................................................   28.9    19.0    11.4
Policy loans...............................................................   31.6    32.6    32.2
Cash, cash equivalents and short-term investments..........................    0.2     0.9     2.7
                                                                            ------  ------  ------
   Gross investment income before expenses and fees........................  712.3   747.0   738.5
Expenses and fees..........................................................  (18.4)  (21.4)  (20.9)
                                                                            ------  ------  ------
   Net investment income................................................... $693.9  $725.6  $717.6
                                                                            ======  ======  ======

--------
/(1)/See note 15 for additional information related to our consolidated securitization entity.

   (b) Net Investment Gains (Losses)

   The following table sets forth net investment gains (losses) for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                             2012     2011     2010
---------------------                                                            ------  -------  -------
Available-for-sale securities:
   Realized gains............................................................... $ 46.9  $  31.6  $  16.5
   Realized losses..............................................................  (42.0)   (47.7)   (40.6)
                                                                                 ------  -------  -------
   Net realized gains (losses) on available-for-sale securities.................    4.9    (16.1)   (24.1)
                                                                                 ------  -------  -------
Impairments:
   Total other-than-temporary impairments.......................................  (24.0)   (43.5)   (57.1)
   Portion of other-than-temporary impairments included in other comprehensive
     income (loss)..............................................................  (25.0)    (6.0)   (29.5)
                                                                                 ------  -------  -------
   Net other-than-temporary impairments.........................................  (49.0)   (49.5)   (86.6)
                                                                                 ------  -------  -------
Derivative instruments/(1)/.....................................................  (45.9)  (148.1)    18.2
Commercial mortgage loans.......................................................    0.2      2.9    (17.1)
Trading securities..............................................................    4.0     28.6     (2.0)
Net gains related to securitization entity/(2)/.................................   (1.1)     0.2      0.1
Other...........................................................................     --       --     (0.2)
                                                                                 ------  -------  -------
   Net investment gains (losses)................................................ $(86.9) $(182.0) $(111.7)
                                                                                 ======  =======  =======

--------
/(1)/See note 4 for additional information on the impact of derivative instruments included in net investment gains (losses).
/(2)/See note 15 for additional information related to our consolidated securitization entity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2012, 2011 and 2010 was $425.9 million, $607.1 million and $404.2 million, respectively, which was approximately 92.7%, 93.7% and 92.0%, respectively, of book value.

   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                      2012    2011     2010
---------------------                                                    -------  ------  -------
Beginning balance....................................................... $ 301.3  $327.0  $ 373.3
Adoption of new accounting guidance related to securitization entities..      --      --     (2.2)
Additions:
   Other-than-temporary impairments not previously recognized...........     7.0    12.4     26.7
   Increases related to other-than-temporary impairments previously
     recognized.........................................................    24.1    34.8     53.7
Reductions:
   Securities sold, paid down or disposed...............................  (166.5)  (72.9)  (124.5)
                                                                         -------  ------  -------
Ending balance.......................................................... $ 165.9  $301.3  $ 327.0
                                                                         =======  ======  =======

   (c) Unrealized Investment Gains and Losses

   Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income
(loss) were as follows as of December 31:

(AMOUNTS IN MILLIONS)                                      2012      2011     2010
---------------------                                    --------  -------  -------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities............................ $1,080.8  $ 503.5  $(163.6)
   Equity securities....................................      1.5     (0.9)    (0.6)
   Investment in unconsolidated subsidiary..............    118.2     81.2     21.0
                                                         --------  -------  -------
       Subtotal.........................................  1,200.5    583.8   (143.2)
Adjustments to DAC, PVFP and benefit reserves...........   (493.5)  (334.0)   (82.5)
Income taxes, net.......................................   (208.4)   (59.6)    87.8
                                                         --------  -------  -------
Net unrealized investment gains (losses)................ $  498.6  $ 190.2  $(137.9)
                                                         ========  =======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                             2012     2011     2010
---------------------                                                           -------  -------  -------
Beginning balance.............................................................. $ 190.2  $(137.9) $(678.3)
Cumulative effect of changes in accounting.....................................      --       --    101.8
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities..........................   572.6    661.4    701.2
   Adjustment to DAC...........................................................   (34.2)   (82.7)   (53.6)
   Adjustment to PVFP..........................................................   (23.9)   (81.7)   (72.2)
   Adjustment to sales inducements.............................................    (0.4)      --       --
   Adjustment to benefit reserves..............................................  (101.0)   (87.1)   (18.0)
   Provision for income taxes..................................................  (133.3)  (124.4)  (190.8)
                                                                                -------  -------  -------
       Change in unrealized gains (losses) on investment securities............   279.8    285.5    366.6
Reclassification adjustments to net investment (gains) losses, net of taxes of
  $(15.5), $(23.0) and $(38.7).................................................    28.6     42.6     72.0
                                                                                -------  -------  -------
Ending balance................................................................. $ 498.6  $ 190.2  $(137.9)
                                                                                =======  =======  =======

   (d) Fixed Maturity and Equity Securities

   As of December 31, 2012, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                  GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                --------------------------- --------------------------
                                      AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                       COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                   COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                 --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises..................... $ 1,033.1    $  183.6        $ --         $  (1.1)      $   --    $ 1,215.6
   Tax-exempt........................       1.7          --          --              --           --          1.7
   Government--non-U.S...............     163.5        34.6          --              --           --        198.1
   U.S. corporate....................   5,444.4       679.5          --           (20.5)          --      6,103.4
   Corporate--non-U.S................   2,067.0       171.6          --           (12.4)          --      2,226.2
   Residential mortgage-backed.......   1,783.6       177.7         4.7           (41.2)       (49.1)     1,875.7
   Commercial mortgage-backed........     932.9        33.8         0.9           (43.5)        (9.1)       915.0
   Other asset-backed................   1,119.4         6.9         0.1           (35.7)          --      1,090.7
                                      ---------    --------        ----         -------       ------    ---------
       Total fixed maturity
         securities..................  12,545.6     1,287.7         5.7          (154.4)       (58.2)    13,626.4
Equity securities....................      62.6         1.5          --              --           --         64.1
                                      ---------    --------        ----         -------       ------    ---------
       Total available-for-sale
         securities.................. $12,608.2    $1,289.2        $5.7         $(154.4)      $(58.2)   $13,690.5
                                      =========    ========        ====         =======       ======    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   As of December 31, 2011, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                  GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                --------------------------- --------------------------
                                      AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                       COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                   COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                 --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises..................... $ 1,011.9    $  184.7        $ --         $    --       $    --   $ 1,196.6
   Government--non-U.S...............     119.2        23.2          --              --            --       142.4
   U.S. corporate....................   6,113.1       533.3          --           (61.4)         (0.4)    6,584.6
   Corporate--non-U.S................   1,855.4       100.4          --           (62.5)           --     1,893.3
   Residential mortgage-backed.......   1,929.8       144.1         3.0          (116.0)       (113.6)    1,847.3
   Commercial mortgage-backed........     859.8        20.3         0.7           (85.2)        (24.1)      771.5
   Other asset-backed................   1,450.7         5.3         0.1           (48.4)           --     1,407.7
                                      ---------    --------        ----         -------       -------   ---------
       Total fixed maturity
         securities..................  13,339.9     1,011.3         3.8          (373.5)       (138.1)   13,843.4
Equity securities....................      60.0         1.8          --            (2.7)           --        59.1
                                      ---------    --------        ----         -------       -------   ---------
       Total available-for-sale
         securities.................. $13,399.9    $1,013.1        $3.8         $(376.2)      $(138.1)  $13,902.5
                                      =========    ========        ====         =======       =======   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2012:

                              LESS THAN 12 MONTHS            12 MONTHS OR MORE                     TOTAL
                          ---------------------------- ------------------------------  ------------------------------
                                   GROSS                          GROSS                           GROSS
(DOLLAR AMOUNTS IN        FAIR   UNREALIZED NUMBER OF   FAIR    UNREALIZED  NUMBER OF   FAIR    UNREALIZED  NUMBER OF
MILLIONS)                 VALUE    LOSSES   SECURITIES  VALUE   LOSSES/(1)/ SECURITIES  VALUE   LOSSES/(2)/ SECURITIES
------------------        ------ ---------- ---------- -------- ----------  ---------- -------- ----------  ----------
DESCRIPTION OF SECURITIES
   U.S. government,
     agencies and
     government-
     sponsored
     enterprises......... $ 54.1   $(1.1)        7     $     --  $    --        --     $   54.1  $  (1.1)        7
   U.S. corporate........  300.7    (5.6)       70        180.3    (14.9)       27        481.0    (20.5)       97
   Corporate--non-U.S....  192.3    (1.9)       18        147.8    (10.5)       14        340.1    (12.4)       32
   Residential mortgage-
     backed..............   39.9    (0.5)       11        264.6    (89.8)      162        304.5    (90.3)      173
   Commercial mortgage-
     backed..............   97.0    (0.4)       10        335.1    (52.2)       84        432.1    (52.6)       94
   Other asset-backed....  186.2    (0.2)       19        102.9    (35.5)       12        289.1    (35.7)       31
                          ------   -----       ---     --------  -------       ---     --------  -------       ---
Total for securities in
  an unrealized loss
  position............... $870.2   $(9.7)      135     $1,030.7  $(202.9)      299     $1,900.9  $(212.6)      434
                          ======   =====       ===     ========  =======       ===     ========  =======       ===
% Below cost--fixed
  maturity securities:
   (less than)20% Below
     cost................ $870.1   $(9.6)      133     $  799.5  $ (58.0)      186     $1,669.6  $ (67.6)      319
   20%-50% Below cost....    0.1    (0.1)        2        218.3   (106.0)       82        218.4   (106.1)       84
   (greater than)50%
     Below cost..........     --      --        --         12.9    (38.9)       31         12.9    (38.9)       31
                          ------   -----       ---     --------  -------       ---     --------  -------       ---
Total for securities in
  an unrealized loss
  position............... $870.2   $(9.7)      135     $1,030.7  $(202.9)      299     $1,900.9  $(212.6)      434
                          ======   =====       ===     ========  =======       ===     ========  =======       ===
Investment grade......... $834.4   $(7.8)      121     $  520.6  $ (57.0)      115     $1,355.0  $ (64.8)      236
Below investment
  grade/(3)/.............   35.8    (1.9)       14        510.1   (145.9)      184        545.9   (147.8)      198
                          ------   -----       ---     --------  -------       ---     --------  -------       ---
Total for securities in
  an unrealized loss
  position............... $870.2   $(9.7)      135     $1,030.7  $(202.9)      299     $1,900.9  $(212.6)      434
                          ======   =====       ===     ========  =======       ===     ========  =======       ===

--------
/(1)/Amounts included $58.1 million of unrealized losses on
     other-than-temporarily impaired securities.
/(2)/Amounts included $58.2 million of unrealized losses on
     other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for 12 months or more included $57.8 million of unrealized losses on other-than-temporarily impaired securities.

   As indicated in the table above, the majority of the securities in a continuous unrealized loss position for less than 12 months were investment grade and less than 20% below cost. These unrealized losses were primarily attributable to lower credit ratings since acquisition for corporate securities across various industry sectors. For securities that have been in a continuous unrealized loss for less than 12 months, the average fair value percentage below cost was approximately 1.1% as of December 31, 2012.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Fixed Maturity Securities In A Continuous Unrealized Loss Position For 12 Months Or More

   Of the $58.0 million of unrealized losses on fixed maturity securities in a continuous unrealized loss for 12 months or more that were less than 20% below cost, the weighted-average rating was "BB+" and approximately 48.1% of the unrealized losses were related to investment grade securities as of December 31, 2012. These unrealized losses were attributable to the lower credit ratings for these securities since acquisition, primarily associated with mortgage-backed and asset-backed securities as well as corporate securities in the finance and insurance sector. The average fair value percentage below cost for these securities was approximately 6.8% as of December 31, 2012. See below for additional discussion related to fixed maturity securities that have been in a continuous loss position for 12 months or more with a fair value that was more than 20% below cost.

   The following tables present the concentration of gross unrealized losses and fair values of fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by asset class as of December 31, 2012:

                                                                      INVESTMENT GRADE
                                        -----------------------------------------------------------------------------
                                                      20% TO 50%                          GREATER THAN 50%
                                        -------------------------------------- --------------------------------------
                                                         % OF TOTAL                             % OF TOTAL
                                                GROSS      GROSS                       GROSS      GROSS
                                        FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)            VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------            ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity securities:
   U.S. corporate...................... $11.2   $ (4.2)      2.0%        2      $--    $  --       -- %        --
   Corporate--non-U.S..................  11.0     (5.6)      2.6         3       --       --        --         --
   Structured securities:
       Residential
         mortgage-backed...............  12.2     (5.7)      2.7         7       --     (0.1)       --          2
       Commercial mortgage-
         backed........................   1.6     (0.5)      0.2         2       --       --        --         --
       Other asset-backed..............  20.6    (13.1)      6.2         2       --       --        --         --
                                        -----   ------      ----        --      ---    -----       ---         --
       Total structured securities.....  34.4    (19.3)      9.1        11       --     (0.1)       --          2
                                        -----   ------      ----        --      ---    -----       ---         --
Total.................................. $56.6   $(29.1)     13.7%       16      $--    $(0.1)      -- %         2
                                        =====   ======      ====        ==      ===    =====       ===         ==

                                                                    BELOW INVESTMENT GRADE
                                        ------------------------------------------------------------------------------
                                                      20% TO 50%                           GREATER THAN 50%
                                        --------------------------------------- --------------------------------------
                                                          % OF TOTAL                             % OF TOTAL
                                                 GROSS      GROSS                       GROSS      GROSS
                                        FAIR   UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)            VALUE    LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------            ------ ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity securities:
   Structured securities:
       Residential
         mortgage-backed............... $106.6   $(49.3)     23.2%       52     $ 7.8   $(22.6)     10.6%       22
       Commercial
         mortgage-backed...............   31.5    (11.1)      5.2        12       4.0    (14.4)      6.8         6
       Other asset-backed..............   23.6    (16.5)      7.8         2       1.1     (1.8)      0.8         1
                                        ------   ------      ----        --     -----   ------      ----        --
       Total structured securities.....  161.7    (76.9)     36.2        66      12.9    (38.8)     18.2        29
                                        ------   ------      ----        --     -----   ------      ----        --
Total.................................. $161.7   $(76.9)     36.2%       66     $12.9   $(38.8)     18.2%       29
                                        ======   ======      ====        ==     =====   ======      ====        ==

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   For all securities in an unrealized loss position, we expect to recover the amortized cost based on our estimate of cash flows to be collected. We do not intend to sell and it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost. See the following for further discussion of gross unrealized losses by asset class.

   Corporate Debt Securities

   The following tables present the concentration of gross unrealized losses and fair values related to corporate debt fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by industry as of December 31, 2012:

                                                            INVESTMENT GRADE
                              -----------------------------------------------------------------------------
                                            20% TO 50%                          GREATER THAN 50%
                              -------------------------------------- --------------------------------------
                                               % OF TOTAL                             % OF TOTAL
                                      GROSS      GROSS                       GROSS      GROSS
                              FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)  VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------  ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
   Industry:
   Finance and insurance..... $22.2   $(9.8)      4.6%        5       $--     $--        -- %        --
                              -----   -----       ---         -       ---     ---        ---         --
   Total..................... $22.2   $(9.8)      4.6%        5       $--     $--        -- %        --
                              =====   =====       ===         =       ===     ===        ===         ==

   All of the unrealized losses for corporate fixed maturity securities presented in the preceding tables related to issuers in the finance and insurance sector that were 30.7% below cost on average. Given the current market conditions, including current financial industry events and uncertainty around global economic conditions, the fair value of these debt securities has declined due to credit spreads that have widened since acquisition. In our examination of these securities, we considered all available evidence, including the issuers' financial condition and current industry events to develop our conclusion on the amount and timing of the cash flows expected to be collected. Based on this evaluation, we determined that the unrealized losses on these debt securities represented temporary impairments as of December 31, 2012. All unrealized losses noted in the table above were related to financial hybrid securities on which a debt impairment model was employed. Most of our hybrid securities retained a credit rating of investment grade. The fair value of these hybrid securities has been impacted by credit spreads that have widened since acquisition and reflect uncertainty surrounding the extent and duration of government involvement, potential capital restructuring of these institutions, and continued but diminishing risk that income payments may be deferred. We continue to receive our contractual payments and expect to fully recover our amortized cost.

   We expect that our investments in corporate securities will continue to perform in accordance with our expectations about the amount and timing of estimated cash flows. Although we do not anticipate such events, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize write-downs within our portfolio of corporate securities in the future.

   Structured Securities

   Of the $135.1 million of unrealized losses related to structured securities that have been in an unrealized loss position for 12 months or more and were more than 20% below cost, $47.2 million related to other-than-temporarily impaired securities where the unrealized losses represented the non-credit portion of the impairment.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

The extent and duration of the unrealized loss position on our structured securities was primarily due to the ongoing concern and uncertainty about the residential and commercial real estate market and unemployment, resulting in credit spreads that have widened since acquisition. Additionally, the fair value of certain structured securities has been significantly impacted from high risk premiums being incorporated into the valuation as a result of the amount of potential losses that may be absorbed by the security in the event of additional deterioration in the U.S. housing market.

   While we considered the length of time each security had been in an unrealized loss position, the extent of the unrealized loss position and any significant declines in fair value subsequent to the balance sheet date in our evaluation of impairment for each of these individual securities, the primary factor in our evaluation of impairment is the expected performance for each of these securities. Our evaluation of expected performance is based on the historical performance of the associated securitization trust as well as the historical performance of the underlying collateral. Our examination of the historical performance of the securitization trust included consideration of the following factors for each class of securities issued by the trust: i) the payment history, including failure to make scheduled payments; ii) current payment status; iii) current and historical outstanding balances; iv) current levels of subordination and losses incurred to date; and v) characteristics of the underlying collateral. Our examination of the historical performance of the underlying collateral included: i) historical default rates, delinquency rates, voluntary and involuntary prepayments and severity of losses, including recent trends in this information; ii) current payment status; iii) loan to collateral value ratios, as applicable; iv) vintage; and v) other underlying characteristics such as current financial condition.

   We used our assessment of the historical performance of both the securitization trust and the underlying collateral for each security, along with third-party sources, when available, to develop our best estimate of cash flows expected to be collected. These estimates reflect projections for future delinquencies, prepayments, defaults and losses for the assets that collateralize the securitization trust and are used to determine the expected cash flows for our security, based on the payment structure of the trust. Our projection of expected cash flows is primarily based on the expected performance of the underlying assets that collateralize the securitization trust and is not directly impacted by the rating of our security. While we consider the rating of the security as an indicator of the financial condition of the issuer, this factor does not have a significant impact on our expected cash flows for each security. In limited circumstances, our expected cash flows include expected payments from reliable financial guarantors where we believe the financial guarantor will have sufficient assets to pay claims under the financial guarantee when the cash flows from the securitization trust are not sufficient to make scheduled payments. We then discount the expected cash flows using the effective yield of each security to determine the present value of expected cash flows.

   Based on this evaluation, the present value of expected cash flows was greater than or equal to the amortized cost for each security. Accordingly, we determined that the unrealized losses on each of our structured securities represented temporary impairments as of December 31, 2012.

   Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of structured securities and future write-downs within our portfolio of structured securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2011:

                                         LESS THAN 12 MONTHS             12 MONTHS OR MORE                     TOTAL
                                    ------------------------------ ------------------------------  --------------------
                                               GROSS                          GROSS                           GROSS
                                     FAIR    UNREALIZED NUMBER OF   FAIR    UNREALIZED  NUMBER OF   FAIR    UNREALIZED
(DOLLAR AMOUNTS IN MILLIONS)         VALUE     LOSSES   SECURITIES  VALUE   LOSSES/(1)/ SECURITIES  VALUE   LOSSES/(2)/
----------------------------        -------- ---------- ---------- -------- ----------  ---------- -------- ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
    U.S. corporate................. $  646.9   $(15.0)      86     $  445.3  $ (46.8)       67     $1,092.2  $ (61.8)
    Corporate--non-U.S.............    359.5    (19.0)      42        223.5    (43.5)       25        583.0    (62.5)
    Residential mortgage-                                                     (226.7)
     backed........................    128.4     (2.9)      28        397.5                214        525.9   (229.6)
    Commercial mortgage-
     backed........................     90.5    (13.1)      23        385.3    (96.2)      106        475.8   (109.3)
    Other asset-backed.............    136.3     (0.3)      13        192.5    (48.1)       24        328.8    (48.4)
                                    --------   ------      ---     --------  -------       ---     --------  -------
    Subtotal, fixed maturity                                                  (461.3)
     securities....................  1,361.6    (50.3)     192      1,644.1                436      3,005.7   (511.6)
Equity securities..................       --       --       --          4.6     (2.7)        4          4.6     (2.7)
                                    --------   ------      ---     --------  -------       ---     --------  -------
Total for securities in an
 unrealized loss position.......... $1,361.6   $(50.3)     192     $1,648.7  $(464.0)      440     $3,010.3  $(514.3)
                                    ========   ======      ===     ========  =======       ===     ========  =======
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost...... $1,346.5   $(43.7)     177     $1,139.4  $ (97.9)      213     $2,485.9  $(141.6)
    20%-50% Below cost.............     14.6     (4.9)       8        448.6   (245.4)      163        463.2   (250.3)
    (greater than)50% Below cost...      0.5     (1.7)       7         56.1   (118.0)       60         56.6   (119.7)
                                    --------   ------      ---     --------  -------       ---     --------  -------
    Total fixed maturity
     securities....................  1,361.6    (50.3)     192      1,644.1   (461.3)      436      3,005.7   (511.6)
                                    --------   ------      ---     --------  -------       ---     --------  -------
% Below cost--equity
 securities:
    (less than)20% Below cost......       --       --       --          0.6     (0.1)        3          0.6     (0.1)
    20%-50% Below cost.............       --       --       --          4.0     (2.6)        1          4.0     (2.6)
                                    --------   ------      ---     --------  -------       ---     --------  -------
    Total equity securities........       --       --       --          4.6     (2.7)        4          4.6     (2.7)
                                    --------   ------      ---     --------  -------       ---     --------  -------
Total for securities in an
 unrealized loss position.......... $1,361.6   $(50.3)     192     $1,648.7  $(464.0)      440     $3,010.3  $(514.3)
                                    ========   ======      ===     ========  =======       ===     ========  =======
Investment grade................... $1,229.0   $(37.8)     152     $  991.7  $(149.7)      211     $2,220.7  $(187.5)
Below investment grade/(3)/........    132.6    (12.5)      40        657.0   (314.3)      229        789.6   (326.8)
                                    --------   ------      ---     --------  -------       ---     --------  -------
Total for securities in an
 unrealized loss position.......... $1,361.6   $(50.3)     192     $1,648.7  $(464.0)      440     $3,010.3  $(514.3)
                                    ========   ======      ===     ========  =======       ===     ========  =======

                                    ----------

                                    NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)        SECURITIES
----------------------------        ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
    U.S. corporate.................    153
    Corporate--non-U.S.............     67
    Residential mortgage-
     backed........................    242
    Commercial mortgage-
     backed........................    129
    Other asset-backed.............     37
                                       ---
    Subtotal, fixed maturity
     securities....................    628
Equity securities..................      4
                                       ---
Total for securities in an
 unrealized loss position..........    632
                                       ===
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost......    390
    20%-50% Below cost.............    171
    (greater than)50% Below cost...     67
                                       ---
    Total fixed maturity
     securities....................    628
                                       ---
% Below cost--equity
 securities:
    (less than)20% Below cost......      3
    20%-50% Below cost.............      1
                                       ---
    Total equity securities........      4
                                       ---
Total for securities in an
 unrealized loss position..........    632
                                       ===
Investment grade...................    363
Below investment grade/(3)/........    269
                                       ---
Total for securities in an
 unrealized loss position..........    632
                                       ===

--------
/(1)/Amounts included $134.3 million of unrealized losses on other-than-temporarily impaired securities.
/(2)/Amounts included $138.1 million of unrealized losses on other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for 12 months or more included $132.5 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2012 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                AMORTIZED COST
       (AMOUNTS IN MILLIONS)                       OR COST     FAIR VALUE
       ---------------------                    -------------- ----------
       Due one year or less....................   $   504.5    $   506.9
       Due after one year through five years...     2,215.6      2,310.4
       Due after five years through ten years..     1,949.8      2,160.3
       Due after ten years.....................     4,039.8      4,767.4
                                                  ---------    ---------
              Subtotal.........................     8,709.7      9,745.0
       Residential mortgage-backed.............     1,783.6      1,875.7
       Commercial mortgage-backed..............       932.9        915.0
       Other asset-backed......................     1,119.4      1,090.7
                                                  ---------    ---------
              Total............................   $12,545.6    $13,626.4
                                                  =========    =========

   As of December 31, 2012, $1,225.7 million of our investments (excluding mortgage-backed and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2012, securities issued by utilities and energy, finance and insurance, and consumer--non-cyclical industry groups represented approximately 25.0%, 20.5% and 12.5% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2012, we did not hold any fixed maturity securities in any single issuer, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of stockholder's equity.

   As of December 31, 2012 and 2011, $8.2 million of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                                                                2012                      2011
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
Property type:
Office...............................................    $  538.5       32.6%      $  553.8       29.9%
Industrial...........................................       468.5       28.4          566.1       30.6
Retail...............................................       409.1       24.8          453.5       24.5
Apartments...........................................       126.4        7.7          146.4        7.9
Mixed use/other......................................       107.7        6.5          131.0        7.1
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,650.2      100.0%       1,850.8      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         0.6                       1.1
   Allowance for losses..............................       (11.7)                    (15.4)
                                                         --------                  --------
   Total.............................................    $1,639.1                  $1,836.5
                                                         ========                  ========

                                                                2012                      2011
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
Geographic region:
South Atlantic.......................................    $  566.7       34.3%      $  620.8       33.5%
Pacific..............................................       449.0       27.2          456.3       24.7
Middle Atlantic......................................       191.6       11.6          196.2       10.6
East North Central...................................       109.4        6.6          177.5        9.6
West North Central...................................        90.6        5.5          103.3        5.6
Mountain.............................................        86.7        5.3          106.4        5.7
West South Central...................................        62.2        3.8           71.2        3.8
East South Central...................................        55.1        3.3           64.1        3.5
New England..........................................        38.9        2.4           55.0        3.0
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,650.2      100.0%       1,850.8      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         0.6                       1.1
   Allowance for losses..............................       (11.7)                    (15.4)
                                                         --------                  --------
   Total.............................................    $1,639.1                  $1,836.5
                                                         ========                  ========

   As of December 31, 2012 and 2011, our total mortgage holdings secured by real estate in California was $286.8 million and $293.3 million, respectively, which was 17.5% and 16.0%, respectively, of our total mortgage holdings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables set forth the aging of past due commercial mortgage loans by property type as of December 31:

                                                                  2012
                                -----------------------------------------------------------------------
                                31 - 60 DAYS 61 - 90 DAYS GREATER THAN 90 TOTAL PAST
(AMOUNTS IN MILLIONS)             PAST DUE     PAST DUE    DAYS PAST DUE     DUE      CURRENT    TOTAL
---------------------           ------------ ------------ --------------- ---------- --------  --------
Property type:
   Office......................    $ 2.4         $--           $ --         $ 2.4    $  536.1  $  538.5
   Industrial..................       --          --             --            --       468.5     468.5
   Retail......................       --          --             --            --       409.1     409.1
   Apartments..................       --          --            4.4           4.4       122.0     126.4
   Mixed use/other.............     66.4          --             --          66.4        41.3     107.7
                                   -----         ---           ----         -----    --------  --------
   Total recorded investment...    $68.8         $--           $4.4         $73.2    $1,577.0  $1,650.2
                                   =====         ===           ====         =====    ========  ========
% of total commercial mortgage
  loans........................      4.1%         --%           0.3%          4.4%       95.6%    100.0%
                                   =====         ===           ====         =====    ========  ========

                                                                  2011
                                -----------------------------------------------------------------------
                                31 - 60 DAYS 61 - 90 DAYS GREATER THAN 90 TOTAL PAST
(AMOUNTS IN MILLIONS)             PAST DUE     PAST DUE    DAYS PAST DUE     DUE      CURRENT    TOTAL
---------------------           ------------ ------------ --------------- ---------- --------  --------
Property type:
   Office......................     $3.8         $--            $--          $3.8    $  550.0  $  553.8
   Industrial..................      1.2          --             --           1.2       564.9     566.1
   Retail......................       --          --             --            --       453.5     453.5
   Apartments..................       --          --             --            --       146.4     146.4
   Mixed use/other.............      1.2          --             --           1.2       129.8     131.0
                                    ----         ---            ---          ----    --------  --------
   Total recorded investment...     $6.2         $--            $--          $6.2    $1,844.6  $1,850.8
                                    ====         ===            ===          ====    ========  ========
% of total commercial mortgage
  loans........................      0.3%         --%            --%          0.3%       99.7%    100.0%
                                    ====         ===            ===          ====    ========  ========

   As of December 31, 2012 and 2011, we had no commercial mortgage loans that were past due for more than 90 days and still accruing interest. We also did not have any commercial mortgage loans that were past due for less than 90 days on nonaccrual status as of December 31, 2012 and 2011.

   As of and for the years ended December 31, 2012 and 2011, we modified or extended 19 and 18 commercial mortgage loans, respectively, with a total carrying value of $195.5 million and $140.9 million, respectively. All of these modifications or extensions were based on current market interest rates, did not result in any forgiveness in the outstanding principal amount owed by the borrower and were not considered troubled debt restructurings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans as of or for the years ended
December 31:

(AMOUNTS IN MILLIONS)                                    2012      2011      2010
---------------------                                  --------  --------  --------
Allowance for credit losses:
   Beginning balance.................................. $   15.4  $   18.5  $   15.0
   Charge-offs/(1)/...................................       --        --     (14.6)
   Recoveries.........................................       --        --        --
   Provision..........................................     (3.7)     (3.1)     18.1
                                                       --------  --------  --------
   Ending balance..................................... $   11.7  $   15.4  $   18.5
                                                       ========  ========  ========
   Ending allowance for individually impaired
     loans............................................ $     --  $     --  $     --
                                                       ========  ========  ========
   Ending allowance for loans not individually
     impaired that were evaluated collectively for
     impairment....................................... $   11.7  $   15.4  $   18.5
                                                       ========  ========  ========

Recorded investment:
   Ending balance..................................... $1,650.2  $1,850.8  $2,126.3
                                                       ========  ========  ========
   Ending balance of individually impaired loans...... $     --  $     --  $    4.2
                                                       ========  ========  ========
   Ending balance of loans not individually impaired
     that were evaluated collectively for
     impairment....................................... $1,650.2  $1,850.8  $2,122.1
                                                       ========  ========  ========

--------
/(1)/Charge-offs in 2010 included $13.0 million related to held-for-sale commercial mortgage loans that were sold.

   As of December 31, 2012 and 2011, we had no commercial mortgage loans that were individually impaired.

   In evaluating the credit quality of commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with commercial mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables set forth the loan-to-value of commercial mortgage loans by property type as of December 31:

                                                            2012
                               --------------------------------------------------------------
                                                                          GREATER
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% THAN 100%/(1)/   TOTAL
---------------------          -------- --------- --------- ---------- -------------  --------
Property type:
   Office.....................  $124.1   $ 44.3    $296.6     $ 68.3       $ 5.2      $  538.5
   Industrial.................   163.7     82.9     172.5       44.1         5.3         468.5
   Retail.....................   142.5     41.9     185.9       38.1         0.7         409.1
   Apartments.................    54.1     27.8      36.0        8.5          --         126.4
   Mixed use/other............     7.1      1.1      18.5       75.2         5.8         107.7
                                ------   ------    ------     ------       -----      --------
   Total recorded investment..  $491.5   $198.0    $709.5     $234.2       $17.0      $1,650.2
                                ======   ======    ======     ======       =====      ========
% of total....................    29.8%    12.0%     43.0%      14.2%        1.0%        100.0%
                                ======   ======    ======     ======       =====      ========
Weighted-average debt service
   coverage ratio.............    2.13     1.52      1.70       2.59        0.59          1.92
                                ======   ======    ======     ======       =====      ========

--------
/(1)/Included $17.0 million of loans in good standing, with a total weighted-average loan-to-value of 109.3%, where borrowers continued to make timely payments.

                                                            2011
                               --------------------------------------------------------------
                                                                          GREATER
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% THAN 100%/(1)/   TOTAL
---------------------          -------- --------- --------- ---------- -------------  --------
Property type:
   Office.....................  $197.9   $ 91.9    $186.2     $ 67.6       $10.2      $  553.8
   Industrial.................   160.0    134.0     170.4       98.0         3.7         566.1
   Retail.....................   140.2     54.0     207.9       46.6         4.8         453.5
   Apartments.................    60.3     29.8      38.3       18.0          --         146.4
   Mixed use/other............    14.4     16.4      18.8        9.1        72.3         131.0
                                ------   ------    ------     ------       -----      --------
   Total recorded investment..  $572.8   $326.1    $621.6     $239.3       $91.0      $1,850.8
                                ======   ======    ======     ======       =====      ========
% of total....................    30.9%    17.6%     33.7%      12.9%        4.9%        100.0%
                                ======   ======    ======     ======       =====      ========
Weighted-average debt service
  coverage ratio..............    2.43     1.79      1.57       1.07        4.64          1.96
                                ======   ======    ======     ======       =====      ========

--------
/(1)/Included $91.0 million of loans in good standing, with a total weighted-average loan-to-value of 110.7%, where borrowers continued to make timely payments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables set forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of December 31:

                                                                         2012
                                    -----------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)               LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00   TOTAL
---------------------               -------------- ----------- ----------- ----------- ----------------- --------
Property type:
   Office..........................     $ 45.7       $ 32.3      $129.8      $150.7         $105.4       $  463.9
   Industrial......................       61.9         45.6        82.7       204.0           74.3          468.5
   Retail..........................       11.1         89.3        96.7       135.2           76.1          408.4
   Apartments......................        2.7          7.4        30.7        59.3           26.3          126.4
   Mixed use/other.................        1.1         15.8        22.5         1.0            0.9           41.3
                                        ------       ------      ------      ------         ------       --------
   Total recorded investment.......     $122.5       $190.4      $362.4      $550.2         $283.0       $1,508.5
                                        ======       ======      ======      ======         ======       ========
% of total.........................        8.1%        12.6%       24.0%       36.5%          18.8%         100.0%
                                        ======       ======      ======      ======         ======       ========
Weighted-average loan-to-value.....       75.4%        69.9%       60.4%       56.9%          38.7%          57.5%
                                        ======       ======      ======      ======         ======       ========

                                                                         2011
                                    -----------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)               LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00   TOTAL
---------------------               -------------- ----------- ----------- ----------- ----------------- --------
Property type:
   Office..........................     $ 47.6       $ 42.4      $128.3      $112.1         $148.8       $  479.2
   Industrial......................       87.0         87.3        90.0       203.5           98.3          566.1
   Retail..........................       27.7         80.2       129.4       110.2          104.8          452.3
   Apartments......................        1.8         21.5        27.9        77.4           17.8          146.4
   Mixed use/other.................         --         12.8        28.1         7.4           16.3           64.6
                                        ------       ------      ------      ------         ------       --------
   Total recorded investment.......     $164.1       $244.2      $403.7      $510.6         $386.0       $1,708.6
                                        ======       ======      ======      ======         ======       ========
% of total.........................        9.6%        14.3%       23.6%       29.9%          22.6%         100.0%
                                        ======       ======      ======      ======         ======       ========
Weighted-average loan-to-value.....       79.6%        71.4%       63.8%       55.6%          43.5%          59.4%
                                        ======       ======      ======      ======         ======       ========

   The following tables set forth the debt service coverage ratio for floating rate commercial mortgage loans by property type as of December 31:

                                                                        2012
                                    ---------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)               LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------               -------------- ----------- ----------- ----------- ----------------- ------
Property type:
   Office..........................      $--           $--        $ --         $--          $ 74.6       $ 74.6
   Industrial......................       --            --          --          --              --           --
   Retail..........................       --            --         0.7          --              --          0.7
   Apartments......................       --            --          --          --              --           --
   Mixed use/other.................       --            --          --          --            66.4         66.4
                                         ---           ---        ----         ---          ------       ------
   Total recorded investment.......      $--           $--        $0.7         $--          $141.0       $141.7
                                         ===           ===        ====         ===          ======       ======
% of total.........................       --%           --%        0.5%         --%           99.5%       100.0%
                                         ===           ===        ====         ===          ======       ======
Weighted-average loan-to-value.....       --%           --%        9.0%         --%           71.3%        71.0%
                                         ===           ===        ====         ===          ======       ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                    2011
                                ---------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- ------
Property type:
   Office......................      $--           $--        $  --        $--          $ 74.6       $ 74.6
   Industrial..................       --            --           --         --              --           --
   Retail......................       --            --          1.2         --              --          1.2
   Apartments..................       --            --           --         --              --           --
   Mixed use/other.............       --            --           --         --            66.4         66.4
                                     ---           ---        -----        ---          ------       ------
   Total recorded investment...      $--           $--        $ 1.2        $--          $141.0       $142.2
                                     ===           ===        =====        ===          ======       ======
% of total.....................       --%           --%         0.8%        --%           99.2%       100.0%
                                     ===           ===        =====        ===          ======       ======
Weighted-average loan-to-value.       --%           --%        15.0%        --%           81.0%        80.5%
                                     ===           ===        =====        ===          ======       ======

   (f) Restricted Commercial Mortgage Loans Related To Securitization Entity

   The following tables set forth additional information regarding our restricted commercial mortgage loans related to a securitization entity as of December 31:

                                     2012                      2011
                           ------------------------  ------------------------
  (AMOUNTS IN MILLIONS)    CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
  ---------------------    -------------- ---------- -------------- ----------
  Property type:
  Retail..................     $32.0         49.6%       $42.3         49.1%
  Industrial..............      13.2         20.4         15.1         17.5
  Office..................      11.9         18.4         20.2         23.4
  Apartments..............       4.7          7.3          5.6          6.5
  Mixed use/other.........       2.8          4.3          3.0          3.5
                               -----        -----        -----        -----
     Subtotal.............      64.6        100.0%        86.2        100.0%
                                            =====                     =====
     Allowance for losses.      (0.1)                     (0.1)
                               -----                     -----
     Total................     $64.5                     $86.1
                               =====                     =====

                                     2012                      2011
                           ------------------------  ------------------------
  (AMOUNTS IN MILLIONS)    CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
  ---------------------    -------------- ---------- -------------- ----------
  Geographic region:
  Pacific.................     $17.6         27.2%       $23.1         26.8%
  South Atlantic..........      17.5         27.1         22.1         25.6
  Middle Atlantic.........      11.0         17.0         12.5         14.5
  East North Central......      10.2         15.8         12.2         14.2
  West North Central......       2.6          4.0          6.3          7.3
  Mountain................       2.3          3.6          5.9          6.8
  East South Central......       2.0          3.1          2.2          2.6
  West South Central......       0.9          1.4          1.3          1.5
  New England.............       0.5          0.8          0.6          0.7
                               -----        -----        -----        -----
     Subtotal.............      64.6        100.0%        86.2        100.0%
                                            =====                     =====
     Allowance for losses.      (0.1)                     (0.1)
                               -----                     -----
     Total................     $64.5                     $86.1
                               =====                     =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   As of December 31, 2012, all of our restricted commercial mortgage loans were current. As of December 31, 2011, $83.4 million were current, $1.5 million were 61 to 90 days past due and $1.3 million were past due for more than 90 days and still accruing interest.

   As of December 31, 2012 and 2011, the total recorded investment of restricted commercial mortgage loans of $64.6 million and $86.2 million, respectively, related to loans not individually impaired that were evaluated collectively for impairment. There was no provision for credit losses recorded during the year ended December 31, 2012 related to restricted commercial mortgage loans. A reduction in credit losses of $0.2 million was recorded during the year ended December 31, 2011, resulting in an ending allowance for credit losses balance of $0.1 million as of December 31, 2011. A provision for credit losses of $0.8 million was recorded during the year ended December 31, 2010, of which $0.5 million was required upon consolidation of a securitization entity as of January 1, 2010. We also recorded charge-offs of $0.5 million during 2010 related to our individually impaired restricted commercial mortgage loans, resulting in an ending allowance for credit losses balance of $0.3 million as of December 31, 2010.

   In evaluating the credit quality of restricted commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. The risks associated with restricted commercial mortgage loans can typically be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables set forth the loan-to-value of restricted commercial mortgage loans by property type as of December 31:

                                                             2012
                               ----------------------------------------------------------------
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% GREATER THAN 100%  TOTAL
---------------------          -------- --------- --------- ---------- ----------------- ------
Property type:
   Retail.....................  $32.0     $  --      $--       $--            $--        $ 32.0
   Industrial.................   13.2        --       --        --             --          13.2
   Office.....................   10.2       1.7       --        --             --          11.9
   Apartments.................    4.7        --       --        --             --           4.7
   Mixed use/other............    2.8        --       --        --             --           2.8
                                -----     -----      ---       ---            ---        ------
   Total recorded investment..  $62.9     $ 1.7      $--       $--            $--        $ 64.6
                                =====     =====      ===       ===            ===        ======
% of total....................   97.4%      2.6%      --%       --%            --%        100.0%
                                =====     =====      ===       ===            ===        ======
Weighted-average debt service
  coverage ratio..............   1.79      1.00       --        --             --          1.77
                                =====     =====      ===       ===            ===        ======

                                                             2011
                               ----------------------------------------------------------------
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% GREATER THAN 100%  TOTAL
---------------------          -------- --------- --------- ---------- ----------------- ------
Property type:
   Retail.....................  $40.9     $ 1.4     $  --     $   --          $--        $ 42.3
   Industrial.................   13.3       1.8        --         --           --          15.1
   Office.....................   10.6       2.4       5.9        1.3           --          20.2
   Apartments.................    5.6        --        --         --           --           5.6
   Mixed use/other............    3.0        --        --         --           --           3.0
                                -----     -----     -----     ------          ---        ------
   Total recorded investment..  $73.4     $ 5.6     $ 5.9     $  1.3          $--        $ 86.2
                                =====     =====     =====     ======          ===        ======
% of total....................   85.1%      6.5%      6.9%       1.5%          --%        100.0%
                                =====     =====     =====     ======          ===        ======
Weighted-average debt service
  coverage ratio..............   1.80      1.27      2.38      (0.13)          --          1.78
                                =====     =====     =====     ======          ===        ======

   The following tables set forth the debt service coverage ratio for fixed rate restricted commercial mortgage loans by property type as of December 31:

                                                                    2012
                                ---------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- ------
Property type:
   Retail......................     $ 1.5         $ 3.4       $ 9.7       $ 7.7          $ 9.7       $ 32.0
   Industrial..................       0.5            --         1.6         8.4            2.7         13.2
   Office......................       0.3           1.7         1.4         4.9            3.6         11.9
   Apartments..................        --            --         3.1          --            1.6          4.7
   Mixed use/other.............        --            --          --          --            2.8          2.8
                                    -----         -----       -----       -----          -----       ------
   Total recorded investment...     $ 2.3         $ 5.1       $15.8       $21.0          $20.4       $ 64.6
                                    -----         -----       -----       -----          -----       ------
% of total.....................       3.6%          7.9%       24.5%       32.4%          31.6%       100.0%
                                    =====         =====       =====       =====          =====       ======
Weighted-average loan-to-value.      22.2%         40.3%       28.9%       25.6%          23.9%        26.9%
                                    =====         =====       =====       =====          =====       ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                    2011
                                ---------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- ------
Property type:
   Retail......................     $ 1.4         $ 6.6       $14.9       $13.6          $ 5.8       $ 42.3
   Industrial..................       0.7           2.7          --        10.5            1.2         15.1
   Office......................       3.7            --          --         8.4            8.1         20.2
   Apartments..................        --            --         3.9          --            1.7          5.6
   Mixed use/other.............        --            --          --          --            3.0          3.0
                                    -----         -----       -----       -----          -----       ------
   Total recorded investment...     $ 5.8         $ 9.3       $18.8       $32.5          $19.8       $ 86.2
                                    =====         =====       =====       =====          =====       ======
% of total.....................       6.7%         10.8%       21.8%       37.7%          23.0%       100.0%
                                    =====         =====       =====       =====          =====       ======
Weighted-average loan-to-value.      58.9%         38.2%       33.5%       32.8%          29.8%        34.6%
                                    =====         =====       =====       =====          =====       ======

   There were no floating rate restricted commercial mortgage loans as of December 31, 2012 or 2011.

   See note 15 for additional information related to our consolidated securitization entity.

   (g) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                                       2012                      2011
                                             ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                        CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                        -------------- ---------- -------------- ----------
Investment in unconsolidated subsidiary.....    $  560.4       47.4%      $  478.2       37.8%
Trading securities..........................       403.8       34.2          454.6       35.9
Limited partnerships........................       122.8       10.4          122.6        9.7
Securities lending collateral...............        48.2        4.1           41.3        3.3
Derivatives.................................        27.5        2.3           66.0        5.2
Derivatives counterparty collateral.........         7.0        0.6           38.3        3.0
Short-term investments......................         5.0        0.4           58.0        4.6
Real estate owned...........................         4.8        0.4            4.0        0.3
Other investments...........................         1.8        0.2            1.7        0.1
Restricted other invested assets related to
  securitization entity/(1)/................          --         --            1.4        0.1
                                                --------      -----       --------      -----
   Total other invested assets..............    $1,181.3      100.0%      $1,266.1      100.0%
                                                ========      =====       ========      =====

--------
/(1)/See note 15 for additional information related to our consolidated securitization entity.

(4) DERIVATIVE INSTRUMENTS

   Our business activities routinely deal with fluctuations in interest rates, equity prices, currency exchange rates and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibitions on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures. For derivatives that meet the accounting requirements to be designated as hedges, the following disclosures for these derivatives are denoted as "derivatives designated as hedges," which include both cash flow and fair value hedges.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table sets forth our positions in derivative instruments as of December 31:

                                           DERIVATIVE ASSETS             DERIVATIVE LIABILITIES
                                    ------------------------------- --------------------------------
                                         BALANCE        FAIR VALUE      BALANCE         FAIR VALUE
                                          SHEET         -----------      SHEET         -------------
(AMOUNTS IN MILLIONS)                 CLASSIFICATION    2012  2011   CLASSIFICATION     2012   2011
---------------------               --------------      ----- ----- --------------     ------ ------
DERIVATIVES DESIGNATED AS HEDGES
Fair value hedges:
                                      Other invested                       Other
   Interest rate swaps.............       assets        $ 6.5 $25.0     liabilities    $   -- $  0.5
                                                        ----- -----                    ------ ------
   Total fair value hedges.........                       6.5  25.0                        --    0.5
                                                        ----- -----                    ------ ------
   Total derivatives designated as
     hedges........................                       6.5  25.0                        --    0.5
                                                        ----- -----                    ------ ------
DERIVATIVES NOT DESIGNATED AS
  HEDGES
                                      Other invested                       Other
Interest rate swaps................       assets          2.1   5.5     liabilities       5.2    8.3
                                      Other invested                       Other
Credit default swaps...............       assets          0.2   0.4     liabilities        --    0.1
                                      Other invested                       Other
Equity index options...............       assets         18.2  22.6     liabilities        --     --
                                      Other invested                       Other
Financial futures..................       assets           --    --     liabilities        --     --
                                      Other invested                       Other
Equity return swaps................       assets           --   6.6     liabilities       7.8    2.8
                                      Other invested                       Other
Limited guarantee..................       assets          0.5   5.9     liabilities        --     --
                                                                       Policyholder
                                        Reinsurance                       account
Reinsurance embedded derivatives...  recoverable/(1)/    35.6  17.8      balances          --     --
                                                                       Policyholder
                                        Reinsurance                       account
GMWB embedded derivatives..........  recoverable/(2)/     8.4  13.9    balances/(3)/    307.2  433.6
                                                                       Policyholder
Fixed index annuity embedded                                              account
  derivatives......................  Other assets/(4)/     --    --    balances/(4)/     21.7     --
                                                        ----- -----                    ------ ------
   Total derivatives not
     designated as hedges..........                      65.0  72.7                     341.9  444.8
                                                        ----- -----                    ------ ------
   Total derivatives...............                     $71.5 $97.7                    $341.9 $445.3
                                                        ===== =====                    ====== ======

--------
/(1)/Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(3)/Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
/(4)/Represents the embedded derivatives associated with our fixed index annuity liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for derivative counterparty collateral retained by us was recorded in other invested assets with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us.

   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for GMWB and fixed index annuity embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                                 MATURITIES/
(NOTIONAL IN MILLIONS)                   MEASUREMENT DECEMBER 31, 2011 ADDITIONS TERMINATIONS DECEMBER 31, 2012
----------------------                   ----------- ----------------- --------- ------------ -----------------
DERIVATIVES DESIGNATED AS HEDGES
Fair value hedges:
   Interest rate swaps..................  Notional       $  575.9      $     --   $  (282.9)      $  293.0
                                                         --------      --------   ---------       --------
   Total fair value hedges..............                    575.9            --      (282.9)         293.0
                                                         --------      --------   ---------       --------
   Total derivatives designated as
     hedges.............................                    575.9            --      (282.9)         293.0
                                                         --------      --------   ---------       --------
DERIVATIVES NOT DESIGNATED AS HEDGES
Interest rate swaps.....................  Notional          522.5         532.5      (346.2)         708.8
Credit default swaps....................  Notional           56.1            --          --           56.1
Equity index options....................  Notional          323.2       1,583.3    (1,207.8)         698.7
Financial futures.......................  Notional        2,701.8       4,868.7    (6,094.7)       1,475.8
Equity return swaps.....................  Notional          297.9         201.4      (313.3)         186.0
Limited guarantee.......................  Notional          250.0            --          --          250.0
                                                         --------      --------   ---------       --------
   Total derivatives not designated as
     hedges.............................                  4,151.5       7,185.9    (7,962.0)       3,375.4
                                                         --------      --------   ---------       --------
   Total derivatives....................                 $4,727.4      $7,185.9   $(8,244.9)      $3,668.4
                                                         ========      ========   =========       ========

                                                                              MATURITIES/
(NUMBER OF POLICIES)                  MEASUREMENT DECEMBER 31, 2011 ADDITIONS TERMINATIONS DECEMBER 31, 2012
--------------------                  ----------- ----------------- --------- ------------ -----------------
DERIVATIVES NOT DESIGNATED AS HEDGES
GMWB embedded derivatives............  Policies        41,624            --      (2,426)        39,198
Fixed index annuity embedded
  derivatives........................  Policies             2         1,610         (12)         1,600

   We did not have any derivatives with counterparties that can be terminated at the option of the derivative counterparty as of December 31, 2012.

   Cash Flow Hedges

   Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

currency cash flow exposure of foreign currency denominated investments;
(iv) pay U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure on liabilities denominated in foreign currencies;
(v) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed rate bond purchases and/or interest income; and (vi) other instruments to hedge the cash flows of various forecasted transactions.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2012:

                                                  GAIN (LOSS)     CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)   RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO  NET INCOME     RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI     FROM OCI      NET INCOME (LOSS)  (LOSS)/(1)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- ----------------- ------------- -----------------
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................        $--              $0.1             income            $--       gains (losses)
                                    ---              ----                               ---
   Total....................        $--              $0.1                               $--
                                    ===              ====                               ===

--------
/(1)/Represents ineffective portion of cash flow hedges as there were no amounts excluded from the measurement of effectiveness.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2011:

                                                  GAIN (LOSS)     CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)   RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO  NET INCOME     RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI     FROM OCI      NET INCOME (LOSS)  (LOSS)/(1)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- ----------------- ------------- -----------------
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................        $--              $0.2             income            $--       gains (losses)
                                    ---              ----                               ---
   Total....................        $--              $0.2                               $--
                                    ===              ====                               ===

--------
/(1)/Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2010:

                                                  GAIN (LOSS)     CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)   RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO  NET INCOME     RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI     FROM OCI      NET INCOME (LOSS)  (LOSS)/(1)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- ----------------- ------------- -----------------
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................        $--              $0.1             income            $--       gains (losses)
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................         --               0.1         gains (losses)         --       gains (losses)
                                    ---              ----                               ---
   Total....................        $--              $0.2                               $--
                                    ===              ====                               ===

--------
/(1)/Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholder's equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                         2012  2011   2010
---------------------                                                                        -----  ----- -----
Derivatives qualifying as effective accounting hedges as of January 1....................... $51.8  $16.8 $12.4
Current period increases (decreases) in fair value, net of deferred taxes of $2.4, $(19.1)
  and $(2.6)................................................................................  (4.4)  34.8   4.7
Reclassification to net (income) loss, net of deferred taxes of $--, $(0.1) and $0.1........  (0.2)   0.2  (0.3)
                                                                                             -----  ----- -----
Derivatives qualifying as effective accounting hedges as of December 31..................... $47.2  $51.8 $16.8
                                                                                             =====  ===== =====

   Derivatives qualifying as effective accounting hedges contained $47.2 million, $51.7 million and $16.5 million, net of taxes, for the years ended December 31, 2012, 2011 and 2010, respectively, from our investment in GLICNY. The $47.2 million, net of taxes, recorded in stockholder's equity as of December 31, 2012 is expected to be reclassified to future net income (loss) through our equity in income of unconsolidated subsidiary and $0.1 million is expected to be reclassified to future income (loss), concurrently with and primarily offsetting changes in interest expense and interest income on floating rate instruments. No amounts were reclassified to net income (loss) during the years ended December 31, 2012, 2011 and 2010 in connection with forecasted transactions that were no longer considered probable of occurring.

   Fair Value Hedges

   Certain derivative instruments are designated as fair value hedges. The changes in fair value of these instruments are recorded in net income (loss). In addition, changes in the fair value attributable to the hedged portion of the underlying instrument are reported in net income (loss). We designate and account for the following as fair value hedges when they have met the effectiveness requirements: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various fair value exposures of investments.

   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2012:

                                               DERIVATIVE INSTRUMENT                                  HEDGED ITEM
           -              ----------------------------------------------------------------  -------------------------------
                           GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                          RECOGNIZED IN OF GAIN (LOSSES)   OTHER IMPACTS     OF OTHER       RECOGNIZED IN OF GAIN (LOSSES)
                           NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)        (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------     ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                      Net investment                   Net investment                   Net investment
  hedging assets.........    $  0.5      gains (losses)        $(2.2)         income            $(0.5)     gains (losses)
Interest rate swaps                      Net investment                                                    Net investment
  hedging liabilities....     (17.4)     gains (losses)         20.8     Interest credited       17.0      gains (losses)
                             ------                            -----                            -----
   Total.................    $(16.9)                           $18.6                            $16.5
                             ======                            =====                            =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2011:

                                               DERIVATIVE INSTRUMENT                                  HEDGED ITEM
                          ----------------------------------------------------------------  -------------------------------
                           GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                          RECOGNIZED IN OF GAIN (LOSSES)   OTHER IMPACTS     OF OTHER       RECOGNIZED IN OF GAIN (LOSSES)
                           NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)        (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------     ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                      Net investment                   Net investment                   Net investment
  hedging assets.........    $  1.5      gains (losses)        $(4.8)         income            $(1.4)     gains (losses)
Interest rate swaps                      Net investment                                                    Net investment
  hedging liabilities....     (39.2)     gains (losses)         45.7     Interest credited       39.1      gains (losses)
                             ------                            -----                            -----
   Total.................    $(37.7)                           $40.9                            $37.7
                             ======                            =====                            =====

   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2010:

                                               DERIVATIVE INSTRUMENT                                  HEDGED ITEM
                          ----------------------------------------------------------------  -------------------------------
                           GAIN (LOSS)  CLASSIFICATION OF                 CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                          RECOGNIZED IN  GAIN (LOSSES)     OTHER IMPACTS     OF OTHER       RECOGNIZED IN OF GAIN (LOSSES)
                           NET INCOME   RECOGNIZED IN NET     TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)        (LOSS)      INCOME (LOSS)     INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------     ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                      Net investment                   Net investment                   Net investment
  hedging assets.........    $  2.8      gains (losses)        $(5.6)         income            $(2.5)     gains (losses)
Interest rate swaps                      Net investment                                                    Net investment
  hedging liabilities....     (37.6)     gains (losses)         (0.1)    Interest credited       37.3      gains (losses)
                             ------                            -----                            -----
   Total.................    $(34.8)                           $(5.7)                           $34.8
                             ======                            =====                            =====

   The difference between the gain (loss) recognized for the derivative instrument and the hedged item presented above represents the net ineffectiveness of the fair value hedging relationships. The other impacts presented above represent the net income (loss) effects of the derivative instruments that are presented in the same location as the income (loss) activity from the hedged item. There were no amounts excluded from the measurement of effectiveness.

   Derivatives Not Designated As Hedges

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps, swaptions and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; (iii) equity index options, equity return swaps, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits; (iv) interest rate swaps where the hedging relationship does not qualify for hedge accounting; and
(v) credit default swaps to mitigate loss exposure to certain credit risk. Additionally, we provide GMWBs on certain variable annuities and offer fixed index annuity products that are required to be bifurcated as embedded derivatives.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                     CLASSIFICATION OF GAIN (LOSS) RECOGNIZED
(AMOUNTS IN MILLIONS)                        2012     2011    2010            IN NET INCOME (LOSS)
---------------------                      -------  -------  ------  ----------------------------------------
Interest rate swaps....................... $  14.6  $   3.3  $145.7       Net investment gains (losses)
Credit default swaps......................     0.6      0.2     1.0       Net investment gains (losses)
Equity index options......................   (42.4)     0.8   (69.2)      Net investment gains (losses)
Financial futures.........................  (111.1)   150.3   (99.0)      Net investment gains (losses)
Equity return swaps.......................   (34.4)     2.1   (11.2)      Net investment gains (losses)
Limited guarantee.........................    (5.4)   (17.2)   (6.9)      Net investment gains (losses)
Reinsurance embedded derivative...........   (17.8)   (10.5)  (20.1)      Net investment gains (losses)
GMWB embedded derivatives.................   150.5   (277.1)   77.8       Net investment gains (losses)
Fixed index annuity embedded derivatives..    (0.1)      --      --       Net investment gains (losses)
                                           -------  -------  ------
   Total derivatives not designated as
     hedges............................... $ (45.5) $(148.1) $ 18.1
                                           =======  =======  ======

   Derivative Counterparty Credit Risk

   As of December 31, 2012 and 2011, net fair value assets by counterparty totaled $16.0 million and $49.9 million, respectively. As of December 31, 2012 and 2011, net fair value liabilities by counterparty totaled $2.0 million and $1.5 million, respectively. As of December 31, 2012, we retained collateral of $7.0 million related to these agreements, with no over collateralization from certain counterparties. As of December 31, 2011, we retained collateral of $38.3 million related to these agreements, including over collateralization of $5.4 million from certain counterparties. As of December 31, 2012, we posted $1.9 million of collateral to derivative counterparties, including over collateralization of $0.6 million. As of December 31, 2011, we posted no collateral to derivative counterparties.

   All of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2012 and 2011, we could have been allowed to claim up to $9.0 million and $17.0 million, respectively, from counterparties and required to disburse up to $0.7 million and $1.5 million, respectively. This represented the net fair value of gains and losses by counterparty, less available collateral held.

   Credit Derivatives

   We sell protection under single name credit default swaps in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                            2012                        2011
                                                 --------------------------- ---------------------------
                                                 NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)                             VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------                            -------- ------ ----------- -------- ------ -----------
Reference entity credit rating and maturity:
AA
   Matures in less than one year................  $ 6.0    $ --      $--      $  --    $ --     $ --
   Matures after one year through five years....     --      --       --        6.0      --       --
   Matures after five years through ten years...    5.0      --       --        5.0      --       --
A
   Matures in less than one year................   16.5      --       --         --      --       --
   Matures after one year through five years....     --      --       --       16.5     0.1      0.1
BBB
   Matures in less than one year................   23.6     0.1       --         --      --       --
   Matures after one year through five years....     --      --       --       23.6     0.3       --
   Matures after five years through ten years...    5.0     0.1       --        5.0      --       --
                                                  -----    ----      ---      -----    ----     ----
   Total credit default swaps on single name
     reference entities.........................  $56.1    $0.2      $--      $56.1    $0.4     $0.1
                                                  =====    ====      ===      =====    ====     ====

(5) DEFERRED ACQUISITION COSTS

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                 2012      2011      2010
---------------------                                               --------  --------  --------
Unamortized balance as of January 1................................ $2,713.3  $2,518.7  $2,440.0
   Costs deferred..................................................    347.9     295.7     216.3
   Amortization, net of interest accretion.........................   (293.3)   (113.7)   (137.6)
   Reinsurance transactions/(1)/...................................       --      12.6        --
                                                                    --------  --------  --------
Unamortized balance as of December 31..............................  2,767.9   2,713.3   2,518.7
   Accumulated effect of net unrealized investment (gains) losses..   (143.4)   (109.2)    (26.5)
                                                                    --------  --------  --------
Balance as of December 31.......................................... $2,624.5  $2,604.1  $2,492.2
                                                                    ========  ========  ========

--------
/(1)/See note 7 for a discussion of reinsurance transactions.

   As part of a life block transaction in 2012, we wrote off $141.8 million of DAC associated with certain term life insurance policies under a new reinsurance treaty. The write-off was included in amortization, net of interest accretion.

   We regularly review DAC to determine if it is recoverable from future income. As part of a life block transaction in 2012, we recorded $39.4 million of additional DAC amortization to reflect loss recognition on certain term life insurance policies under a reinsurance treaty. As of December 31, 2012 and 2011, we believe all of our other businesses have sufficient future income and therefore the related DAC is recoverable.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


(6) INTANGIBLE ASSETS AND GOODWILL

   The following table presents our intangible assets as of December 31:

                                                            2012                     2011
                                                   ----------------------   ----------------------
                                                     GROSS                    GROSS
                                                    CARRYING   ACCUMULATED   CARRYING   ACCUMULATED
(AMOUNTS IN MILLIONS)                              AMOUNT/(1)/ AMORTIZATION AMOUNT/(1)/ AMORTIZATION
---------------------                              ----------  ------------ ----------  ------------
PVFP..............................................   $547.5      $(434.4)     $571.4      $(408.4)
Capitalized software..............................    194.2       (147.0)      174.3       (130.7)
Deferred sales inducements to contractholders.....     47.3        (24.8)       43.1        (21.6)
Other.............................................      2.5         (2.5)        2.5         (2.5)
                                                     ------      -------      ------      -------
   Total..........................................   $791.5      $(608.7)     $791.3      $(563.2)
                                                     ======      =======      ======      =======

--------
/(1)/Includes $143.6 million and $119.7 million, respectively, of accumulated net unrealized investment gains as of December 31, 2012 and 2011.

   Amortization expense related to PVFP, capitalized software and other intangible assets for the years ended December 31, 2012, 2011 and 2010 was $42.3 million, $70.1 million and $51.1 million, respectively. Amortization expense related to deferred sales inducements of $3.2 million, $4.7 million and $2.9 million, respectively, for the years ended December 31, 2012, 2011 and 2010 was included in benefits and other changes in policy reserves.

   Present Value of Future Profits

   The following table presents the activity in PVFP as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                2012     2011    2010
---------------------                                              -------  -------  ------
Unamortized balance as of January 1............................... $ 282.7  $ 337.8  $375.1
   Amortization...................................................   (41.2)   (72.6)  (57.8)
   Interest accreted at 5.64%, 5.64% and 5.75%....................    15.2     17.5    20.5
                                                                   -------  -------  ------
Unamortized balance as of December 31.............................   256.7    282.7   337.8
   Accumulated effect of net unrealized investment (gains) losses.  (143.6)  (119.7)  (38.0)
                                                                   -------  -------  ------
Balance as of December 31......................................... $ 113.1  $ 163.0  $299.8
                                                                   =======  =======  ======

   The percentage of the December 31, 2012 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

            2013.............................................. 2.1%
            2014.............................................. 3.0%
            2015.............................................. 6.4%
            2016.............................................. 8.7%
            2017.............................................. 6.8%

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   Goodwill and Impairment Losses

   Our goodwill balance for our U.S. Life Insurance segment was $303.9 million and $450.9 million as of December 31, 2012 and 2011, respectively.

   During 2012, as part of our annual goodwill impairment analysis, we determined the fair value of our life insurance reporting unit was below its carrying value as a result of the recent decline in interest rates that caused a significant increase in the fair value of our available-for-sale securities. Accordingly, we determined the implied goodwill that is used to calculate the amount of any goodwill impairment. The amount of implied goodwill is primarily based upon the value associated with our new business projections. The significant assumptions in determining the value of new business include the number of years of production, policyholder behavior, sales and product mix, sales levels, and affiliate reinsurance and sales production assumptions. The amount of implied goodwill was less than the amount of goodwill and resulted in a goodwill impairment of $147.0 million during 2012. Adverse changes in the significant assumptions used in determining the value of new business could result in future impairments of goodwill.

   There were no goodwill impairment charges recorded in 2011 or 2010.

   Continued deteriorating or adverse market conditions for certain businesses may have a significant impact on the fair value of our reporting units and could result in future impairments of goodwill.

(7) REINSURANCE

   We reinsure a portion of our policy risks to other insurance companies, including affiliates, in order to reduce our ultimate losses, diversify our exposures and provide capital flexibility. We also assume certain policy risks written by other insurance companies and affiliates. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. We did not have any significant concentrations of reinsurance with reinsurers other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), a third-party reinsurer, and our affiliates, Brookfield Life and Annuity Insurance Company Ltd ("BLAIC") and Brookfield Life Assurance Company Limited ("BLAC").

   As of December 31, 2012, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy was $5.0 million.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity product for contracts in-force prior to January 1, 2004. UFLIC also assumed any

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

benefit or expense resulting from third-party reinsurance that we had on this block of business. As of December 31, 2012 and 2011, we had $2,304.4 million and $2,399.8 million, respectively, in retained assets that were attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Service charges and expense allowance amounts are determined annually based upon policy charges subject to annual adjustments. Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. As of December 31, 2012 and 2011, we had a reinsurance recoverable of $6,669.1 million and $6,832.4 million, respectively, associated with UFLIC.

   To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation, an indirect subsidiary of General Electric ("GE"), agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the NAIC.

   We have term and universal life insurance policies ceded to BLAIC. As of December 31, 2012 and 2011, total life insurance in-force ceded to BLAIC was $53,972.2 million and $57,014.8 million, respectively. In 2011, BLAC novated all of the life insurance policies assumed from us to BLAIC.

   We have term and universal life insurance policies assumed from GLIC. In 2011, we assumed an additional in-force block of universal life insurance policies from GLIC, which resulted in the addition of $35.5 million of DAC. As of December 31, 2012 and 2011, we had reserves of $1,063.9 million and $801.4 million, respectively, associated with these policies. We also have term and universal life insurance policies ceded to GLIC. As of December 31, 2012 and 2011, we had a reinsurance recoverable of $361.9 million and $364.8 million, respectively, associated with the reinsurance agreement with GLIC.

   On January 24, 2012, we ceded term life insurance policies as part of a life block transaction to a third-party reinsurer that were previously reinsured to River Lake III, our wholly-owned subsidiary. In connection with the reinsurance transaction, River Lake III repaid all $750.0 million of its outstanding non-recourse funding obligations of which $573.9 million was paid to GLIC. The reinsurance transaction resulted in an after-tax loss of $93.1 million and as of December 31, 2012, we had a reinsurance recoverable of $228.1 million associated with the third-party reinsurance agreement.

   In 2011, Genworth completed the sale of its Medicare supplement insurance business. The transaction included the reinsurance of our Medicare supplement insurance which reduced DAC by $22.9 million. We received a net ceding commission of $12.1 million and recorded a gain of $8.8 million. A reinsurance recoverable of $17.0 million and $18.6 million was recorded as of December 31, 2012 and 2011, respectively, related to the reinsurance transaction.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Under the terms of certain reinsurance agreements that we have with external parties, we pledged assets in either separate portfolios or in trust for the benefit of external reinsurers. These assets support the reserves ceded to those external reinsurers. We had pledged fixed maturity securities and commercial mortgage loans of $941.6 million and $43.9 million, respectively, as of December 31, 2012 and $818.2 million and $52.9 million, respectively, as of December 31, 2011 in connection with these reinsurance agreements. However, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level.

   The following table sets forth net life insurance in-force as of December 31:

(AMOUNTS IN MILLIONS)                        2012         2011         2010
---------------------                    -----------  -----------  -----------
Direct life insurance in-force.......... $ 563,561.9  $ 563,508.8  $ 554,329.6
Amounts assumed from other companies....   140,612.6    129,722.9    113,037.6
Amounts ceded to other companies/(1)/...  (375,720.3)  (285,945.5)  (272,580.2)
                                         -----------  -----------  -----------
Net life insurance in-force............. $ 328,454.2  $ 407,286.2  $ 394,787.0
                                         ===========  ===========  ===========
Percentage of amount assumed to net.....        42.8%        31.9%        28.6%
                                         ===========  ===========  ===========

--------
/(1)/Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                               WRITTEN                       EARNED
                                     ---------------------------  ---------------------------
(AMOUNTS IN MILLIONS)                  2012     2011      2010      2012     2011      2010
---------------------                -------  --------  --------  -------  --------  --------
Direct.............................. $ 971.8  $1,005.7  $1,086.0  $ 973.1  $1,009.0  $1,087.6
Assumed.............................   148.5     156.1     165.4    148.5     156.1     165.4
Ceded...............................  (647.7)   (324.8)   (340.8)  (648.8)   (327.3)   (341.3)
                                     -------  --------  --------  -------  --------  --------
Net premiums........................ $ 472.6  $  837.0  $  910.6  $ 472.8  $  837.8  $  911.7
                                     =======  ========  ========  =======  ========  ========
Percentage of amount assumed to net.                                 31.4%     18.6%     18.1%
                                                                  =======  ========  ========

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,419.0 million, $1,045.8 million and $1,002.8 million during 2012, 2011 and 2010, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


(8) INSURANCE RESERVES

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                   MORTALITY/
                                                   MORBIDITY    INTEREST RATE
(AMOUNTS IN MILLIONS)                              ASSUMPTION    ASSUMPTION     2012     2011
---------------------                              ----------   ------------- -------- --------
Structured settlements with life contingencies....        /(1)/  1.5% - 8.0%  $5,193.9 $5,268.6
Traditional life insurance contracts..............        /(2)/  2.5% - 7.5%   2,694.6  2,667.7
Annuity contracts with life contingencies.........        /(1)/  1.5% - 8.0%   1,851.7  1,864.1
Accident and health insurance contracts...........        /(3)/  4.5% - 7.0%      73.3     77.0
Supplementary contracts with life contingencies...        /(1)/  1.5% - 8.0%      47.1     46.1
                                                                              -------- --------
   Total future policy benefits...................                            $9,860.6 $9,923.5
                                                                              ======== ========

--------
/(1)/Assumptions for limited-payment contracts come from either the U.S.
     Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table.
/(2)/Principally modifications of the 1965-70 or 1975-80 Select and Ultimate
     Tables, 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term Table and (IA) Standard Table 1996 (modified).
/(3)/The 1958 and 1980 Commissioner's Standard Ordinary Tables, or 2000 U.S.
     Annuity Table.

   Assumptions as to persistency are based on company experience.

   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

  (AMOUNTS IN MILLIONS)                                     2012      2011
  ---------------------                                   --------- ---------
  Annuity contracts...................................... $ 2,512.1 $ 2,490.9
  Structured settlements without life contingencies......   1,140.5   1,215.8
  FABNs, funding agreements and GICs.....................     703.4   1,018.5
  Supplementary contracts without life contingencies.....     399.6     369.6
  Variable universal life insurance contracts............      19.5      20.4
                                                          --------- ---------
     Total investment contracts..........................   4,775.1   5,115.2
  Universal life insurance contracts.....................   5,701.9   5,251.8
                                                          --------- ---------
     Total policyholder account balances................. $10,477.0 $10,367.0
                                                          ========= =========

   We are a member of the Federal Home Loan Bank of Atlanta (the "FHLB") and held $35.1 million and $36.7 million of common stock related to our membership as of December 31, 2012 and 2011, respectively, which was included in equity securities. We issued funding agreements to the FHLB and have letters of credit with the FHLB which have not been drawn upon. The FHLB has been granted a lien on certain of our invested assets to collateralize our obligations; however, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

maintenance level. Upon any event of default by us, the FHLB recovery on the collateral is limited to the amount of our funding agreement liabilities to the FHLB. The amount of funding agreements issued to the FHLB was $202.9 and $140.0 million as of December 31, 2012 and 2011 respectively, which was included in policyholder account balances. We had letters of credit related to the FHLB of $482.5 and $462.4 million as of December 31, 2012 and 2011, respectively. These funding agreements and letters of credit were collateralized by fixed maturity securities with a fair value of $752.8 million and $654.8 million as of December 31, 2012 and 2011, respectively.

   Certain Nontraditional Long-Duration Contracts

   The following table sets forth information about our variable annuity products with death and living benefit guarantees as of December 31:

(DOLLAR AMOUNTS IN MILLIONS)                                                  2012     2011
----------------------------                                                -------- --------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value.......... $2,801.0 $2,562.3
   Net amount at risk...................................................... $   15.8 $   61.0
   Average attained age of contractholders.................................       71       70
   Enhanced death benefits (step-up, roll-up, payment protection) account value................................................................. $3,410.1 $3,528.2
   Net amount at risk...................................................... $  208.6 $  392.8
   Average attained age of contractholders.................................       71       70
Account values with living benefit guarantees:
   GMWBs................................................................... $3,498.6 $3,557.0
   Guaranteed annuitization benefits....................................... $1,423.7 $1,411.9

   Variable annuity contracts may contain more than one death or living benefit; therefore, the amounts listed above are not mutually exclusive. Substantially all of our variable annuity contracts have some form of GMDB.

   As of December 31, 2012 and 2011, our total liability associated with variable annuity contracts with minimum guarantees was approximately $6,928.0 million and $7,126.9 million, respectively. The liability, net of reinsurance, for our variable annuity contracts with GMDB and guaranteed annuitization benefits was $33.9 million and $28.9 million as of December 31, 2012 and 2011, respectively.

   The contracts underlying the lifetime benefits such as GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, or the protected value, is greater than the account value. As of December 31, 2012 and 2011, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $794.1 million and $910.1 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is through lifetime withdrawals or lifetime income payments after annuitization.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Account balances of variable annuity contracts with death or living benefit guarantees were invested in separate account investment options as follows as of December 31:

        (AMOUNTS IN MILLIONS)                           2012     2011
        ---------------------                         -------- --------
        Balanced funds............................... $3,871.9 $3,813.0
        Equity funds.................................  1,294.4  1,418.1
        Bond funds...................................    930.9    971.4
        Money market funds...........................    154.0    122.9
        Other........................................      6.3     50.4
                                                      -------- --------
           Total..................................... $6,257.5 $6,375.8
                                                      ======== ========

(9) LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

       (AMOUNTS IN MILLIONS)                     2012     2011     2010
       ---------------------                   -------  -------  -------
       Beginning as of January 1.............. $ 312.7  $ 310.3  $ 294.9
       Less reinsurance recoverables..........  (125.0)  (126.5)  (124.8)
                                               -------  -------  -------
          Net balance as of January 1.........   187.7    183.8    170.1
                                               -------  -------  -------
       Incurred related to insured events of:
          Current year........................   728.6    729.2    720.7
          Prior years.........................    24.1     11.4     13.7
                                               -------  -------  -------
              Total incurred..................   752.7    740.6    734.4
                                               -------  -------  -------
       Paid related to insured events of:
          Current year........................  (685.9)  (621.6)  (599.1)
          Prior years.........................  (131.2)  (115.1)  (121.6)
                                               -------  -------  -------
              Total paid......................  (817.1)  (736.7)  (720.7)
                                               -------  -------  -------
          Net balance as of December 31.......   123.3    187.7    183.8
       Add reinsurance recoverables...........   109.8    125.0    126.5
                                               -------  -------  -------
       Balance as of December 31.............. $ 233.1  $ 312.7  $ 310.3
                                               =======  =======  =======

   As described in note 2, we establish reserves for the ultimate cost of settling claims on reported and unreported insured events that have occurred on or before the respective reporting period. These liabilities are associated primarily with our life and long-term care insurance products and represent our best estimates of the liabilities at the time based on known facts, historical trends of claim payments and other external factors, such as various trends in economic conditions, mortality, morbidity and medical costs.

   For 2012, the decrease in the ending liability for policy and contract claims was primarily attributable to our life insurance products from lower claim frequency and severity in 2012 compared to 2011.

   During 2012, we strengthened reserves by $24.1 million as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   In 2012, we strengthened prior year reserves related to our life insurance products by $17.7 million from $238.5 million as of December 31, 2011. We strengthened reserves due to an increase in claims related to policies with higher face amounts and as a result of refinements to our estimated claim reserves. For our other products, the remaining unfavorable development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   During 2011, we strengthened reserves by $11.4 million as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods.

   In 2011, we strengthened prior year reserves related to our life insurance products by $11.2 million from $230.1 million as of December 31, 2010. We strengthened reserves due to an increase in claims related to policies with higher face amounts and as a result of refinements to our estimated claim reserves. For our other products, the remaining unfavorable development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   During 2010, we strengthened reserves by $13.7 million as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods.

   In 2010, we strengthened prior year reserves related to our life insurance products by $15.2 million from $230.2 million as of December 31, 2009. We strengthened reserves due to an increase in claims related to policies with higher face amounts and as a result of refinements to our estimated claim reserves. For our other products, the remaining favorable development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   While the liability for policy and contract claims represents our current best estimates, there may be additional adjustments to these amounts based on information and trends not presently known. Such adjustments, reflecting any variety of new and adverse or favorable trends, could possibly be significant, exceeding the currently recorded reserves by an amount that could be material to our results of operations, financial condition and liquidity.

(10) NON-RECOURSE FUNDING OBLIGATIONS

   We issued non-recourse funding obligations in connection with our capital management strategy related to our term and universal life insurance products.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table sets forth the non-recourse funding obligations (surplus notes) of our wholly-owned, special purpose consolidated captive insurance subsidiaries as of December 31:

        (AMOUNTS IN MILLIONS)
        ---------------------
        ISSUANCE                                        2012     2011
        --------                                      -------- --------
        River Lake I, due 2033/(1)/.................. $  600.0 $  600.0
        River Lake I, due 2033/(2)/..................    489.2    500.0
        River Lake II, due 2035/(1)/.................    300.0    300.0
        River Lake II, due 2035/(2)/.................    550.0    550.0
        River Lake III, due 2036/(1)/................       --    500.0
        River Lake III, due 2036/(2)/................       --    250.0
        River Lake IV, due 2028/(2)/.................       --    516.0
        Rivermont I, due 2050/(1)/...................    315.0    315.0
                                                      -------- --------
           Total..................................... $2,254.2 $3,531.0
                                                      ======== ========

--------
/(1)/Accrual of interest based on one-month London Interbank Offered Rate
     ("LIBOR") that resets every 28 days plus a fixed margin.
/(2)/Accrual of interest based on one-month LIBOR that resets on a specified date each month plus a contractual margin.

   The floating rate notes have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable, the direct issuers of the notes. We have provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), we may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval.

   During 2012, River Lake I, repaid $10.8 million of its total outstanding floating rate subordinated notes due in 2033.

   On March 26, 2012, River Lake IV repaid $6.0 million of its total outstanding $16.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments. In December 2012, River Lake IV repaid its remaining outstanding non-recourse funding obligations of $510.0 million of which $275.6 million was paid to GLIC, an affiliate. Upon final redemption of the outstanding non-recourse notes, GLIC contributed the after-tax gain recognized of $25.0 million to us as a capital contribution.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   On December 9, 2011, GLIC commenced a tender offer to purchase all of the outstanding non-recourse funding obligations issued by River Lake III. The tender offer was deemed successful on January 20, 2012. In February and March 2012, River Lake III repaid all $750.0 million of its outstanding non-recourse funding obligations of which $573.9 million was paid to GLIC. Upon final redemption of the outstanding non-recourse notes, GLIC contributed the after-tax gain recognized of $64.8 million to us as a capital contribution.

   On March 25, 2011, River Lake IV repaid $6.0 million of its total outstanding $22.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments. On March 25, 2010, River Lake IV repaid $6.0 million of its total outstanding $28.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments.

   The weighted-average interest rates on the non-recourse funding obligations as of December 31, 2012 and 2011 were 1.6% and 1.4%, respectively.

(11) INCOME TAXES

   The total provision (benefit) for income taxes was as follows for the years ended December 31:

    (AMOUNTS IN MILLIONS)                            2012     2011    2010
    ---------------------                          -------  -------  ------
    Current federal income taxes.................. $(344.7) $(198.1) $ (3.7)
    Deferred federal income taxes.................   287.6    202.8   (41.8)
                                                   -------  -------  ------
       Total federal income taxes.................   (57.1)     4.7   (45.5)
                                                   -------  -------  ------
    Current state income taxes....................     0.5     (0.5)    0.2
    Deferred state income taxes...................    (2.8)     0.4    (1.8)
                                                   -------  -------  ------
       Total state income taxes...................    (2.3)    (0.1)   (1.6)
                                                   -------  -------  ------
       Total provision (benefit) for income taxes. $ (59.4) $   4.6  $(47.1)
                                                   =======  =======  ======

   As of December 31, 2012 and 2011, the current federal income tax payable was $29.2 million and $21.4 million, respectively, and was included in other liabilities in the consolidated balance sheets. The current state income tax receivable was $2.4 million and $2.9 million, respectively, as of December 31, 2012 and 2011 and was included in other assets in the consolidated balance sheets.

   In 2012, we recorded $37.0 million in additional paid-in capital as a deemed capital contribution related to the reduction of liabilities for tax contingency reserves by our indirect parent, GNA. Of this amount, $53.0 million related to a tax contingency that was the result of a net operating loss carryback disallowance, partially offset by $16.0 million of interest receivable related to tax contingencies, the benefit for which was retained by GNA. The capital contribution was offset by a $0.4 million increase in tax expense resulting in a net impact to stockholder's equity of $36.6 million. In 2011 and 2010, we recorded $5.1 million and $4.5 million, respectively, in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The dividends were offset by a decrease in tax expense resulting in no net impact to total stockholder's equity in 2011 and 2010.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)                                             2012            2011            2010
---------------------                                        --------------  -------------  --------------
Pre-tax income (loss) before equity in net income (loss) of
  unconsolidated subsidiary................................. $(236.4)        $ 58.7         $  6.3
                                                             =======         ======         ======
Statutory U.S. federal income tax rate...................... $ (82.7)  35.0% $ 20.5   35.0% $  2.2    35.0%
Increase (reduction) in rate resulting from:
   State income tax, net of federal income tax effect.......    (1.5)   0.7    (0.2)  (0.3)   (2.0)  (32.3)
   Tax benefits related to separation from our former
     parent.................................................   (11.4)   4.8      --     --   (29.9) (475.0)
   Benefit on tax favored investments.......................   (12.6)   5.3   (15.8) (26.8)  (13.8) (218.8)
   Interest on uncertain tax positions......................    (1.6)   0.7      --     --    (2.1)  (33.3)
   Non-deductible goodwill..................................    51.4  (21.8)     --     --      --      --
   Other, net...............................................    (1.0)   0.4     0.1   (0.1)   (1.5)  (23.2)
                                                             -------  -----  ------  -----  ------  ------
Effective rate.............................................. $ (59.4)  25.1% $  4.6    7.8% $(47.1) (747.6)%
                                                             =======  =====  ======  =====  ======  ======

   In connection with the initial public offering ("IPO") of our ultimate parent company, Genworth, and the 2004 separation from GE, its former parent, we, along with Genworth, made certain joint tax elections and realized certain tax benefits. During 2010, the Internal Revenue Service ("IRS") completed an examination of GE's 2004 tax return, including these tax impacts. In 2010, we recognized $29.9 million of previously uncertain tax benefits related to the separation. Additionally, we recorded $29.7 million as a reduction to retained earnings and $14.0 million as additional paid-in capital related to the 2004 separation.

   The components of the net deferred income tax liability were as follows as of December 31:

      (AMOUNTS IN MILLIONS)                                2012     2011
      ---------------------                              -------- --------
      Assets:
         Investments.................................... $  105.3 $  219.6
         Accrued expenses...............................     24.3     25.5
         Net operating loss carryforwards...............    226.2    566.1
         Other..........................................     62.8     68.7
                                                         -------- --------
             Total deferred income tax assets...........    418.6    879.9
                                                         -------- --------
      Liabilities:
         Insurance reserves.............................    645.9    823.5
         Net unrealized gains on investment securities..    208.4     59.6
         PVFP...........................................     87.7     97.1
         DAC............................................    748.3    725.1
                                                         -------- --------
             Total deferred income tax liabilities......  1,690.3  1,705.3
                                                         -------- --------
             Net deferred income tax liability.......... $1,271.7 $  825.4
                                                         ======== ========

   Based on our analysis, we believe it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable us to realize the remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Net operating loss carryforwards amounted to $646.3 million as of December 31, 2012, and if unused, will expire beginning in 2022.

   In 2012, we adjusted our deferred tax liability by $8.7 million which was offset by a decrease to additional paid-in capital related to an unsupported tax balance that arose prior to Genworth's IPO. GLICNY also adjusted their additional paid-in capital related to an unsupported tax balance that arose prior to Genworth's IPO which increased our investment in GLICNY and additional paid-in capital by $4.1 million.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows as of December 31:

     (AMOUNTS IN MILLIONS)                          2012    2011    2010
     ---------------------                         ------  ------  ------
     Balance as of January 1...................... $112.5  $106.5  $107.9
     Tax positions related to the current period:
        Gross additions...........................    0.3     9.0     7.6
     Tax positions related to the prior years:
        Gross additions...........................     --     4.6    27.4
        Gross reductions..........................  (49.0)   (7.6)  (36.4)
     Settlements..................................  (53.8)     --      --
                                                   ------  ------  ------
     Balance as of December 31.................... $ 10.0  $112.5  $106.5
                                                   ======  ======  ======

   The total amount of unrecognized tax benefits was $10.0 million as of December 31, 2012, of which $1.7 million, if recognized, would affect the effective rate on operations.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the year ended
December 31, 2012, we recognized a benefit of $2.4 million in interest and penalties. During the year ended December 31, 2011, we did not incur any interest or penalties. During the year ended 2010, we recorded benefits of approximately $3.2 million related to interest and penalties. We had no interest and penalties accrued as of December 31, 2012. We had approximately $2.4 million of interest and penalties accrued as of December 31, 2011.

   For tax years prior to 2011, we filed U.S. federal income tax returns (included in GLIC's consolidated life returns) and various state and local tax returns. For tax years beginning in 2011, we were included in the life/non-life consolidated return filed by Genworth, our ultimate parent. With possible exceptions, we are no longer subject to U.S. federal tax examinations for years through 2006. Any exposure with respect to these pre-2006 years has been sufficiently recorded in the financial statements. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations. The IRS has recently submitted a Revenue Agent Report ("RAR") with respect to the completion of its review of our U.S. income tax returns for the 2007 and 2008 tax years. The RAR includes disagreed issues which have been protested; based on certain developments with the IRS's Large Business & International division, we understand that the IRS examination team is in the process of conceding such disagreed issues and a revised RAR is forthcoming. We were included in a consolidated return with Genworth's former parent, GE, in 2004 before Genworth's IPO. The IRS completed its examination of these GE consolidated returns in 2010 and the appropriate adjustments under the Tax Matters Agreement and other tax sharing arrangements with GE were settled and finalized during the year ended December 31, 2012.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   We believe it is reasonably possible that in 2013, as a result of our open audits and appeals, up to $0.4 million of unrecognized tax benefits related to certain life insurance deductions will be recognized.

(12) SUPPLEMENTAL CASH FLOW INFORMATION

   Net cash received for taxes was $405.3 million, $82.5 million and $58.6 million for the years ended December 31, 2012, 2011 and 2010, respectively. Cash paid for interest primarily related to our non-recourse funding obligations was $96.4 million, $94.7 million and $93.9 million for the years ended December 31, 2012, 2011 and 2010, respectively.

   For a discussion of capital contributions paid to us and deemed capital contributions received, see notes 10 and 11, respectively.

   The following table details our non-cash transactions for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                   2012  2011 2010
---------------------                                                  -----  ---- ----
Supplemental schedule of non-cash investing and financing activities:
   Tax contingencies and other tax related items...................... $(0.4) $5.1 $4.5
                                                                       -----  ---- ----
   Total non-cash transactions........................................ $(0.4) $5.1 $4.5
                                                                       =====  ==== ====

(13) RELATED PARTY TRANSACTIONS

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $157.7 million, $186.4 million and $223.8 million for the years ended December 31, 2012, 2011 and 2010, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $43.5 million, $53.1 million and $60.0 million for the years ended December 31, 2012, 2011 and 2010, respectively.

   We pay Genworth, our ultimate parent, for investment-related services. We paid $15.3 million, $17.7 million and $16.3 million to Genworth in 2012, 2011 and 2010, respectively, for investment-related services.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, our indirect parent. For the years ended December 31, 2012, 2011 and 2010, we incurred no interest expense under this agreement. For the years ended December 31, 2012, 2011 and 2010, we paid interest at the cost of funds to GNA, which was 0.3% for each year. GNA owed us $1.0 million and $0.4 million as of December 31, 2012 and 2011, respectively, which was included in other assets in the consolidated balance sheets. As of December 31, 2012, 2011 and 2010, there were no borrowings under this agreement.

   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

capital contribution and losses recorded in retained earnings as a deemed dividend. For the years ended December 31, 2012 and 2010, we recorded $7.3 million and $1.6 million, respectively, in additional paid-in capital related to gains associated with the sale of securities to affiliates. For the year ended December 31, 2011, we recorded $9.4 million in retained earnings related to losses from the sale of securities to affiliates.

   Newco is a real estate company which owns several buildings and land in Virginia. Newco was previously a direct wholly-owned subsidiary of GNA, an affiliate. In August 2012, we purchased Newco from GNA for $27.9 million in cash. The transfer was recorded at book value with a loss $13.5 million recorded in retained earnings as a deemed dividend. At the same time, GLAIC contributed a building with an estimated book value of $4.7 million to Newco. In 2012, Newco leased buildings to affiliates and we recognized $1.5 million in rental income related to these lease arrangements.

   For the year ended December 31, 2011, we recorded $17.6 million in additional paid-in-capital from a reinsurance gain related to the policies assumed from GLIC.

(14) FAIR VALUE OF FINANCIAL INSTRUMENTS

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value. Such items include cash and cash equivalents, investment securities, separate accounts, securities held as collateral and derivative instruments. Other financial assets and liabilities--those not carried at fair value--are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates. Given the limited availability of data related to transactions for similar instruments, we typically classify these loans as Level 3.

   Restricted commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates. Given the limited availability of data related to transactions for similar instruments, we typically classify these loans as Level 3.

   Other invested assets. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument. Primarily represents short-term investments and limited partnerships accounted for under the cost method. The fair value of short-term investments typically does not include significant unobservable inputs and approximate our amortized cost basis. As a result, short-term investments are classified as Level 2. Cost method limited partnerships typically include significant unobservable inputs as a result of being relatively illiquid with limited market activity for similar instruments and are classified as Level 3.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Non-recourse funding obligations. We use an internal model to determine fair value using the current floating rate coupon and expected life/final maturity of the instrument discounted using the floating rate index and current market spread assumption, which is estimated based on recent transactions for these instruments or similar instruments as well as other market information or broker provided data. Given these instruments are private and very little market activity exists, our current market spread assumption is considered to have significant unobservable inputs in calculating fair value and, therefore, results in the fair value of these instruments being classified as Level 3.

   Borrowings related to securitization entities. Based on market quotes or comparable market transactions. These borrowings are not publicly traded and are classified as Level 3.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products. Given the significant unobservable inputs associated with policyholder behavior and current market rate assumptions used to discount the expected future cash flows, we classify these instruments as Level 3 except for certain funding agreement-backed notes that are traded in the marketplace as a security and are classified as Level 2.

   The following represents our estimated fair value of financial assets and liabilities that are not required to be carried at fair value as of December 31:

                                                                               2012
                         -                            ------------------------------------------------------
                                                                                      FAIR VALUE
                         -                             NOTIONAL   CARRYING ---------------------------------
(AMOUNTS IN MILLIONS)                                   AMOUNT     AMOUNT   TOTAL   LEVEL 1 LEVEL 2 LEVEL 3
---------------------                                 --------    -------- -------- ------- ------- --------
Assets:
   Commercial mortgage loans.........................  $    /(1)/ $1,639.1 $1,763.1   $--   $   --  $1,763.1
   Restricted commercial mortgage loans/(2)/.........       /(1)/     64.5     74.6    --       --      74.6
   Other invested assets.............................       /(1)/     37.9     41.8    --      5.0      36.8
Liabilities:
   Non-recourse funding obligations/(3)/.............       /(1)/  2,254.2  1,593.3    --       --   1,593.3
   Borrowings related to securitization entity/(2)/..       /(1)/     64.6     64.6    --       --      64.6
   Investment contracts..............................       /(1)/  4,775.1  5,348.0    --    484.2   4,863.8
Other firm commitments:
   Commitments to fund limited partnerships..........   21.3            --       --    --       --        --

                                                                                 2011
                          -                             ------------------------------------------------------
                                                                                        FAIR VALUE
                          -                              NOTIONAL   CARRYING ---------------------------------
(AMOUNTS IN MILLIONS)                                     AMOUNT     AMOUNT   TOTAL   LEVEL 1 LEVEL 2 LEVEL 3
---------------------                                   --------    -------- -------- ------- ------- --------
Assets:
   Commercial mortgage loans...........................  $    /(1)/ $1,836.5 $1,940.0   $--   $   --  $1,940.0
   Restricted commercial mortgage loans/(2)/...........       /(1)/     86.1     98.3    --       --      98.3
   Other invested assets...............................       /(1)/     93.9     94.7    --     58.0      36.7
Liabilities:
   Non-recourse funding obligations/(3)/...............       /(1)/  3,531.0  2,353.0    --       --   2,353.0
   Borrowings related to securitization entity/(2)/....       /(1)/     88.0     88.0    --       --      88.0
   Investment contracts................................       /(1)/  5,115.2  5,526.9    --    832.0   4,694.9
Other firm commitments:
   Commitments to fund limited partnerships............   27.7            --       --    --       --        --

--------
/(1)/These financial instruments do not have notional amounts.
/(2)/See note 15 for additional information related to our consolidated securitization entity.
/(3)/See note 10 for additional information related to borrowings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Recurring Fair Value Measurements

   We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value. Below is a description of the valuation techniques and inputs used to determine fair value by class of instrument.

   Fixed maturity, equity and trading securities

   The valuations of fixed maturity, equity and trading securities are determined using a market approach, income approach or a combination of the market and income approach depending on the type of instrument and availability of information.

   We utilize certain third-party data providers when determining fair value. We consider information obtained from third-party pricing services ("pricing services") as well as third-party broker provided prices, or broker quotes, in our determination of fair value. Additionally, we utilize internal models to determine the valuation of securities using an income approach where the inputs are based on third-party provided market inputs. While we consider the valuations provided by pricing services and broker quotes, management determines the fair value of our investment securities after considering all relevant and available information. We also use various methods to obtain an understanding of the valuation methodologies and procedures used by third-party data providers to ensure sufficient understanding to evaluate the valuation data received, including an understanding of the assumptions and inputs utilized to determine the appropriate fair value. For pricing services, we analyze the prices provided by our primary pricing services to other readily available pricing services and perform a detailed review of the assumptions and inputs from each pricing service to determine the appropriate fair value when pricing differences exceed certain thresholds. We also evaluate changes in fair value that are greater than 10% each month to further aid in our review of the accuracy of fair value measurements and our understanding of changes in fair value, with more detailed reviews performed by the asset managers responsible for the related asset class associated with the security being reviewed.

   In general, we first obtain valuations from pricing services. If a price is not supplied by a pricing service, we will typically seek a broker quote. For certain private fixed maturity securities where we do not obtain valuations from pricing services, we utilize an internal model to determine fair value since transactions for identical securities are not readily observable and these securities are not typically valued by pricing services. For all securities, excluding certain private fixed maturity securities, if neither a pricing service nor broker quotes valuation is available, we determine fair value using internal models.

   For pricing services, we obtain an understanding of the pricing methodologies and procedures for each type of instrument. In general, a pricing service does not provide a price for a security if sufficient information is not readily available to determine fair value or if such security is not in the specific sector or class covered by a particular pricing service. Given our understanding of the pricing methodologies and procedures of pricing services, the securities valued by pricing services are typically classified as Level 2 unless we determine the valuation process for a security or group of securities utilizes significant unobservable inputs, which would result in the valuation being classified as Level 3.

   For private fixed maturity securities, we utilize an internal model to determine fair value and utilize public bond spreads by sector, rating and maturity to develop the market rate that would be utilized for a similar public bond. We then add an additional premium, which represents an unobservable input, to the public bond spread to adjust for the liquidity and other features of our private placements. We utilize the estimated market yield to discount the expected cash flows of the security to determine fair value. In certain instances, we utilize price caps

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

for securities where the estimated market yield results in a valuation that may exceed the amount that would be received in a market transaction. We assign each security an internal rating to determine the appropriate public bond spread that should be utilized in the valuation. While we generally consider the public bond spreads by sector and maturity to be observable inputs, we evaluate the similarities of our private placement with the public bonds, any price caps utilized and whether external ratings are available for our private placement to determine whether the spreads utilized would be considered observable inputs. During the second quarter of 2012, we began classifying private securities without an external rating as Level 3. In general, increases (decreases) in credit spreads will decrease (increase) the fair value for our fixed maturity securities. To determine the significance of unobservable inputs, we calculate the impact on the valuation from the unobservable input and will classify a security as Level 3 when the impact on the valuation exceeds 10%.

   For broker quotes, we consider the valuation methodology utilized by the third party, but the valuation typically includes significant unobservable inputs. Accordingly, we classify the securities where fair value is based on our consideration of broker quotes as Level 3 measurements.

   For remaining securities priced using internal models, we maximize the use of observable inputs but typically utilize significant unobservable inputs to determine fair value. Accordingly, the valuations are typically classified as Level 3.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables summarize the primary sources of data considered when determining fair value of each class of fixed maturity securities as of December 31:

                                                                                      2012
                                                                      ------------------------------------
(AMOUNTS IN MILLIONS)                                                   TOTAL   LEVEL 1  LEVEL 2  LEVEL 3
---------------------                                                 --------- ------- --------- --------
U.S. government, agencies and government-sponsored enterprises:
   Pricing services.................................................. $ 1,215.6   $--   $ 1,215.6 $     --
                                                                      ---------   ---   --------- --------
       Total U.S. government, agencies and government-sponsored
         enterprises.................................................   1,215.6    --     1,215.6       --
                                                                      ---------   ---   --------- --------
Tax-exempt:
   Pricing services..................................................       1.7    --         1.7       --
                                                                      ---------   ---   --------- --------
       Total tax-exempt..............................................       1.7    --         1.7       --
                                                                      ---------   ---   --------- --------
Government--non-U.S.:
   Pricing services..................................................     198.1    --       198.1       --
                                                                      ---------   ---   --------- --------
       Total government--non-U.S.....................................     198.1    --       198.1       --
                                                                      ---------   ---   --------- --------
U.S. corporate:
   Pricing services..................................................   5,097.2    --     5,097.2       --
   Broker quotes.....................................................      62.7    --          --     62.7
   Internal models...................................................     943.5    --       150.7    792.8
                                                                      ---------   ---   --------- --------
       Total U.S. corporate..........................................   6,103.4    --     5,247.9    855.5
                                                                      ---------   ---   --------- --------
Corporate--non-U.S.:
   Pricing services..................................................   1,625.6    --     1,625.6       --
   Broker quotes.....................................................       4.5    --          --      4.5
   Internal models...................................................     596.1    --        32.9    563.2
                                                                      ---------   ---   --------- --------
       Total corporate--non-U.S......................................   2,226.2    --     1,658.5    567.7
                                                                      ---------   ---   --------- --------
Residential mortgage-backed:
   Pricing services..................................................   1,868.4    --     1,868.4       --
   Broker quotes.....................................................       6.4    --          --      6.4
   Internal models...................................................       0.9    --          --      0.9
                                                                      ---------   ---   --------- --------
       Total residential mortgage-backed.............................   1,875.7    --     1,868.4      7.3
                                                                      ---------   ---   --------- --------
Commercial mortgage-backed:
   Pricing services..................................................     903.0    --       903.0       --
   Broker quotes.....................................................      10.5    --          --     10.5
   Internal models...................................................       1.5    --          --      1.5
                                                                      ---------   ---   --------- --------
       Total commercial mortgage-backed..............................     915.0    --       903.0     12.0
                                                                      ---------   ---   --------- --------
Other asset-backed:
   Pricing services..................................................     864.6    --       864.6       --
   Broker quotes.....................................................     225.1    --          --    225.1
   Internal models...................................................       1.0    --         1.0       --
                                                                      ---------   ---   --------- --------
       Total other asset-backed......................................   1,090.7    --       865.6    225.1
                                                                      ---------   ---   --------- --------
       Total fixed maturity securities............................... $13,626.4   $--   $11,958.8 $1,667.6
                                                                      =========   ===   ========= ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                                      2011
                               -                                      ------------------------------------
(AMOUNTS IN MILLIONS)                                                   TOTAL   LEVEL 1  LEVEL 2  LEVEL 3
---------------------                                                 --------- ------- --------- --------
U.S. government, agencies and government-sponsored enterprises:
   Pricing services.................................................. $ 1,195.5   $--   $ 1,195.5 $     --
   Internal models...................................................       1.1    --          --      1.1
                                                                      ---------   ---   --------- --------
       Total U.S. government, agencies and government-sponsored
         enterprises.................................................   1,196.6    --     1,195.5      1.1
                                                                      ---------   ---   --------- --------
Government--non-U.S.:
   Pricing services..................................................     142.4    --       142.4       --
                                                                      ---------   ---   --------- --------
       Total government--non-U.S.....................................     142.4    --       142.4       --
                                                                      ---------   ---   --------- --------
U.S. corporate:
   Pricing services..................................................   5,548.4    --     5,548.4       --
   Broker quotes.....................................................     103.2    --          --    103.2
   Internal models...................................................     933.0    --       204.8    728.2
                                                                      ---------   ---   --------- --------
       Total U.S. corporate..........................................   6,584.6    --     5,753.2    831.4
                                                                      ---------   ---   --------- --------
Corporate--non-U.S.:
   Pricing services..................................................   1,363.5    --     1,363.5       --
   Broker quotes.....................................................       1.4    --          --      1.4
   Internal models...................................................     528.4    --       170.3    358.1
                                                                      ---------   ---   --------- --------
       Total corporate--non-U.S......................................   1,893.3    --     1,533.8    359.5
                                                                      ---------   ---   --------- --------
Residential mortgage-backed:
   Pricing services..................................................   1,836.0    --     1,836.0       --
   Broker quotes.....................................................      10.1    --          --     10.1
   Internal models...................................................       1.2    --          --      1.2
                                                                      ---------   ---   --------- --------
       Total residential mortgage-backed.............................   1,847.3    --     1,836.0     11.3
                                                                      ---------   ---   --------- --------
Commercial mortgage-backed:
   Pricing services..................................................     755.9    --       755.9       --
   Broker quotes.....................................................      10.4    --          --     10.4
   Internal models...................................................       5.2    --          --      5.2
                                                                      ---------   ---   --------- --------
       Total commercial mortgage-backed..............................     771.5    --       755.9     15.6
                                                                      ---------   ---   --------- --------
Other asset-backed:
   Pricing services..................................................   1,286.3    --     1,286.3       --
   Broker quotes.....................................................     118.5    --          --    118.5
   Internal models...................................................       2.9    --         2.9       --
                                                                      ---------   ---   --------- --------
       Total other asset-backed......................................   1,407.7    --     1,289.2    118.5
                                                                      ---------   ---   --------- --------
       Total fixed maturity securities............................... $13,843.4   $--   $12,506.0 $1,337.4
                                                                      =========   ===   ========= ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables summarize the primary sources of data considered when determining fair value of equity securities as of December 31:

                                                     2012
                                         -----------------------------
          (AMOUNTS IN MILLIONS)          TOTAL LEVEL 1 LEVEL 2 LEVEL 3
          ---------------------          ----- ------- ------- -------
          Pricing services.............. $25.5  $24.5   $1.0    $  --
          Broker quotes.................   3.5     --     --      3.5
          Internal models...............  35.1     --     --     35.1
                                         -----  -----   ----    -----
             Total equity securities.... $64.1  $24.5   $1.0    $38.6
                                         =====  =====   ====    =====

                                                     2011
                                         -----------------------------
          (AMOUNTS IN MILLIONS)          TOTAL LEVEL 1 LEVEL 2 LEVEL 3
          ---------------------          ----- ------- ------- -------
          Pricing services.............. $19.3  $18.3   $1.0    $  --
          Broker quotes.................   3.1     --     --      3.1
          Internal models...............  36.7     --     --     36.7
                                         -----  -----   ----    -----
             Total equity securities.... $59.1  $18.3   $1.0    $39.8
                                         =====  =====   ====    =====

   The following tables summarize the primary sources of data considered when determining fair value of trading securities as of December 31:

                                                     2012
                                        ------------------------------
         (AMOUNTS IN MILLIONS)          TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
         ---------------------          ------ ------- ------- -------
         Pricing services.............. $390.4   $--   $390.4   $  --
         Broker quotes.................   13.4    --       --    13.4
                                        ------   ---   ------   -----
            Total trading securities... $403.8   $--   $390.4   $13.4
                                        ======   ===   ======   =====

                                                     2011
                                        ------------------------------
         (AMOUNTS IN MILLIONS)          TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
         ---------------------          ------ ------- ------- -------
         Pricing services.............. $422.2   $--   $422.2   $  --
         Broker quotes.................   32.4    --       --    32.4
                                        ------   ---   ------   -----
            Total trading securities... $454.6   $--   $422.2   $32.4
                                        ======   ===   ======   =====

   Securities lending and derivative counterparty collateral

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. We determine fair value after considering prices obtained by third-party pricing services.

   Separate account assets

   The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Derivatives

   We consider counterparty collateral arrangements and rights of set-off when evaluating our net credit risk exposure to our derivative counterparties. Accordingly, we are permitted to include consideration of these arrangements when determining whether any incremental adjustment should be made for both the counterparty's and our non-performance risk in measuring fair value for our derivative instruments. As a result of these counterparty arrangements, we determined that any adjustment for credit risk would not be material and we do not record any incremental adjustment for our non-performance risk or the non-performance risk of the derivative counterparty for our derivative assets or liabilities. We determine fair value for our derivatives using an income approach with internal models based on relevant market inputs for each derivative instrument. We also compare the fair value determined using our internal model to the valuations provided by our derivative counterparties with any significant differences or changes in valuation being evaluated further by our derivatives professionals that are familiar with the instrument and market inputs used in the valuation.

   Interest rate swaps. The valuation of interest rate swaps is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2. For certain interest rate swaps, the inputs into the valuation also include the total returns of certain bonds that would primarily be considered an observable input and result in the derivative being classified as Level 2. For certain other swaps, there are features that provide an option to the counterparty to terminate the swap at specified dates. The interest rate volatility input used to value these options would be considered a significant unobservable input and results in the fair value measurement of the derivative being classified as Level 3. These options to terminate the swap by the counterparty are based on forward interest rate swap curves and volatility. As interest rate volatility increases, our valuation of the derivative changes unfavorably.

   Credit default swaps. We have both single name credit default swaps and index tranche credit default swaps. For single name credit default swaps, we utilize an income approach to determine fair value based on using current market information for the credit spreads of the reference entity, which is considered observable inputs based on the reference entities of our derivatives and results in these derivatives being classified as Level 2. For index tranche credit default swaps, we utilize an income approach that utilizes current market information related to credit spreads and expected defaults and losses associated with the reference entities that comprise the respective index associated with each derivative. There are significant unobservable inputs associated with the timing and amount of losses from the reference entities as well as the timing or amount of losses, if any, that will be absorbed by our tranche. Accordingly, the index tranche credit default swaps are classified as Level 3. As credit spreads widen for the underlying issuers comprising the index, the change in our valuation of these credit default swaps will be unfavorable.

   Equity index options. We have equity index options associated with various equity indices. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation represent forward interest rate volatility and time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3. As equity index volatility increases, our valuation of these options changes favorably.

   Financial futures. The fair value of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1. The period end valuation is zero as a result of settling the margins on these contracts on a daily basis.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Equity return swaps. The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   Limited guarantee. The valuation of the limited guarantee is determined using an income approach. The primary inputs into the valuation represent policyholder behavior, such as lapses and mortality, and future interest rates to project future results to determine the scenarios when the limited guarantee payments, if any, would be required using probability weighted scenarios. As a result of the significant unobservable inputs associated with the assumptions used to project future results, the limited guarantee is classified as Level 3.

   GMWB embedded derivatives

   We are required to bifurcate an embedded derivative for certain features associated with annuity products and related reinsurance agreements where we provide a GMWB to the policyholder and are required to record the GMWB embedded derivative at fair value. The valuation of our GMWB embedded derivative is based on an income approach that incorporates inputs such as forward interest rates, equity index volatility, equity index and fund correlation, and policyholder assumptions such as utilization, lapse and mortality. In addition to these inputs, we also consider risk and expense margins when determining the projected cash flows that would be determined by another market participant. While the risk and expense margins are considered in determining fair value, these inputs do not have a significant impact on the valuation. We determine fair value using an internal model based on the various inputs noted above. The resulting fair value measurement from the model is reviewed by the product actuarial, risk and finance professionals each reporting period with changes in fair value also being compared to changes in derivatives and other instruments used to mitigate changes in fair value from certain market risks, such as equity index volatility and interest rates.

   For GMWB liabilities, non-performance risk is integrated into the discount rate. Our discount rate used to determine fair value of our GMWB liabilities includes market credit spreads above U.S. Treasury rates to reflect an adjustment for the non-performance risk of the GMWB liabilities. As of December 31, 2012 and 2011, the impact of non-performance risk resulted in a lower fair value of our GMWB liabilities of $77.8 million and $95.0 million, respectively.

   To determine the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. In determining the appropriate discount rate to incorporate non-performance risk of the GMWB liabilities, we also considered the impacts of state guarantees embedded in the related insurance product as a form of inseparable third-party guarantee. We believe that a hypothetical exit market participant would use a similar discount rate as described above to value the liabilities.

   For equity index volatility, we determine the projected equity market volatility using both historical volatility and projected equity market volatility with more significance being placed on projected near-term volatility and recent historical data. Given the different attributes and market characteristics of GMWB liabilities compared to equity index options in the derivative market, the equity index volatility assumption for GMWB liabilities may be different from the volatility assumption for equity index options, especially for the longer dated points on the curve.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Equity index and fund correlations are determined based on historical price observations for the fund and equity index.

   For policyholder assumptions, we use our expected lapse, mortality and utilization assumptions and update these assumptions for our actual experience, as necessary. For our lapse assumption, we adjust our base lapse assumption by policy based on a combination of the policyholder's current account value and GMWB benefit.

   We classify the GMWB valuation as Level 3 based on having significant unobservable inputs, with equity index volatility and non-performance risk being considered the more significant unobservable inputs. As equity index volatility increases, the fair value of the GMWB liabilities will increase. Any increase in non-performance risk would increase the discount rate and would decrease the fair value of the GMWB liability. Additionally, we consider lapse and utilization assumptions to be significant unobservable inputs. An increase in our lapse assumption would decrease the fair value of the GMWB liability, whereas an increase in our utilization rate would increase the fair value.

   We evaluate the inputs and methodologies used to determine fair value based on how we expect a market participant would determine exit value. As stated above, there is no exit market or market participants for the GMWB embedded derivatives. Accordingly, we evaluate our inputs and resulting fair value based on a hypothetical exit market and hypothetical market participants. A hypothetical exit market could be viewed as a transaction that would closely resemble reinsurance. While reinsurance transactions for this type of product are not an observable input, we consider this type of hypothetical exit market, as appropriate, when evaluating our inputs and determining that our inputs are consistent with that of a hypothetical market participant.

   Fixed index annuity embedded derivatives

   We offer fixed indexed annuity products where interest is credited to the policyholder's account balance based on equity index changes. This feature is required to be bifurcated as an embedded derivative and recorded at fair value. Fair value is determined using an income approach where the present value of the excess cash flows above the guaranteed cash flows is used to determine the value attributed to the equity index feature. The inputs used in determining the fair value include policyholder behavior (lapses and withdrawals), near-term equity index volatility, expected future interest credited, forward interest rates and an adjustment to the discount rate to incorporate nonperformance risk and risk margins. As a result of our assumptions for policyholder behavior and expected future interest credited being considered significant unobservable inputs, we classify these instruments as Level 3. As lapses and withdrawals increase, the value of our embedded derivative liability will decrease. As expected future interest credited decreases, the value of our embedded derivative liability will decrease.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables set forth our assets and liabilities by class of instrument that are measured at fair value on a recurring basis as of December 31:

                                                                             2012
                                                             -------------------------------------
(AMOUNTS IN MILLIONS)                                          TOTAL   LEVEL 1   LEVEL 2  LEVEL 3
---------------------                                        --------- -------- --------- --------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-
            sponsored enterprises........................... $ 1,215.6 $     -- $ 1,215.6 $     --
          Tax-exempt........................................       1.7       --       1.7       --
          Government--non-U.S...............................     198.1       --     198.1       --
          U.S. corporate....................................   6,103.4       --   5,247.9    855.5
          Corporate--non-U.S................................   2,226.2       --   1,658.5    567.7
          Residential mortgage-backed.......................   1,875.7       --   1,868.4      7.3
          Commercial mortgage-backed........................     915.0       --     903.0     12.0
          Other asset-backed................................   1,090.7       --     865.6    225.1
                                                             --------- -------- --------- --------
          Total fixed maturity securities...................  13,626.4       --  11,958.8  1,667.6
                                                             --------- -------- --------- --------
       Equity securities....................................      64.1     24.5       1.0     38.6
                                                             --------- -------- --------- --------
       Other invested assets:
          Trading securities................................     403.8       --     390.4     13.4
          Derivative assets:
              Interest rate swaps...........................       8.6       --       7.0      1.6
              Credit default swaps..........................       0.2       --       0.2       --
              Equity index options..........................      18.2       --        --     18.2
              Limited guarantee.............................       0.5       --        --      0.5
                                                             --------- -------- --------- --------
              Total derivative assets.......................      27.5       --       7.2     20.3
                                                             --------- -------- --------- --------
          Securities lending collateral.....................      48.2       --      48.2       --
                                                             --------- -------- --------- --------
          Total other invested assets.......................     479.5       --     445.8     33.7
                                                             --------- -------- --------- --------
   Other assets/(1)/........................................      35.6       --      35.6       --
   Reinsurance recoverable/(2)/.............................       8.4       --        --      8.4
   Separate account assets..................................   9,060.4  9,060.4        --       --
                                                             --------- -------- --------- --------
              Total assets.................................. $23,274.4 $9,084.9 $12,441.2 $1,748.3
                                                             ========= ======== ========= ========
Liabilities
   Policyholder account balances:
       GMWB embedded derivatives/(3)/....................... $   307.2 $     -- $      -- $  307.2
       Fixed index annuity embedded derivatives.............      21.7       --        --     21.7
                                                             --------- -------- --------- --------
       Total policyholder account balances..................     328.9       --        --    328.9
                                                             --------- -------- --------- --------
   Derivative liabilities:
       Interest rate swaps..................................       5.2       --       5.2       --
       Equity return swaps..................................       7.8       --       7.8       --
                                                             --------- -------- --------- --------
       Total derivative liabilities.........................      13.0       --      13.0       --
                                                             --------- -------- --------- --------
          Total liabilities................................. $   341.9 $     -- $    13.0 $  328.9
                                                             ========= ======== ========= ========

--------
/(1)/Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(3)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                             2011
                         -                                   -------------------------------------
(AMOUNTS IN MILLIONS)                                          TOTAL   LEVEL 1   LEVEL 2  LEVEL 3
---------------------                                        --------- -------- --------- --------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-
            sponsored enterprises........................... $ 1,196.6 $     -- $ 1,195.5 $    1.1
          Government--non-U.S...............................     142.4       --     142.4       --
          U.S. corporate....................................   6,584.6       --   5,753.2    831.4
          Corporate--non-U.S................................   1,893.3       --   1,533.8    359.5
          Residential mortgage-backed.......................   1,847.3       --   1,836.0     11.3
          Commercial mortgage-backed........................     771.5       --     755.9     15.6
          Other asset-backed................................   1,407.7       --   1,289.2    118.5
                                                             --------- -------- --------- --------
          Total fixed maturity securities...................  13,843.4       --  12,506.0  1,337.4
                                                             --------- -------- --------- --------
       Equity securities....................................      59.1     18.3       1.0     39.8
                                                             --------- -------- --------- --------
       Other invested assets:
          Trading securities................................     454.6       --     422.2     32.4
          Derivative assets:
              Interest rate swaps...........................      30.5       --      25.2      5.3
              Credit default swaps..........................       0.4       --       0.4       --
              Equity index options..........................      22.6       --        --     22.6
              Equity return swaps...........................       6.6       --       6.6       --
              Limited guarantee.............................       5.9       --        --      5.9
                                                             --------- -------- --------- --------
              Total derivative assets.......................      66.0       --      32.2     33.8
                                                             --------- -------- --------- --------
          Securities lending collateral.....................      41.3       --      41.3       --
          Derivatives counterparty collateral...............       9.9       --       9.9       --
                                                             --------- -------- --------- --------
          Total other invested assets.......................     571.8       --     505.6     66.2
                                                             --------- -------- --------- --------
       Other assets/(1)/....................................      17.8       --      17.8       --
       Reinsurance recoverable/(2)/.........................      13.9       --        --     13.9
       Separate account assets..............................   9,231.7  9,231.7        --       --
                                                             --------- -------- --------- --------
          Total assets...................................... $23,737.7 $9,250.0 $13,030.4 $1,457.3
                                                             ========= ======== ========= ========
Liabilities
   Policyholder account balances/(3)/....................... $   433.6 $     -- $      -- $  433.6
   Derivative liabilities:
       Interest rate swaps..................................       8.8       --       8.8       --
       Credit default swaps.................................       0.1       --       0.1       --
       Equity return swaps..................................       2.8       --       2.8       --
       Total derivative liabilities.........................      11.7       --      11.7       --
                                                             --------- -------- --------- --------
          Total liabilities................................. $   445.3 $     -- $    11.7 $  433.6
                                                             ========= ======== ========= ========

--------
/(1)/Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(3)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1, which primarily represents mutual fund investments, we typically do not have any transfers between Level 1 and Level 2 measurement categories and did not have any such transfers during any period presented.

   Our assessment of whether or not there were significant unobservable inputs related to fixed maturity securities was based on our observations obtained through the course of managing our investment portfolio, including interaction with other market participants, observations related to the availability and consistency of pricing and/or rating, and understanding of general market activity such as new issuance and the level of secondary market trading for a class of securities. Additionally, we considered data obtained from third-party pricing sources to determine whether our estimated values incorporate significant unobservable inputs that would result in the valuation being classified as Level 3.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:


                                            TOTAL REALIZED AND
                                             UNREALIZED GAINS
                                BEGINNING        (LOSSES)
                                 BALANCE   --------------------
                                  AS OF    INCLUDED IN                                                  TRANSFER TRANSFER
                                JANUARY 1, NET INCOME  INCLUDED                                           INTO    OUT OF
(AMOUNTS IN MILLIONS)              2012      (LOSS)     IN OCI  PURCHASES  SALES  ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------           ---------- ----------- -------- --------- ------  --------- ----------- -------- --------
Fixed maturity securities:
   U.S. government, agencies
    and government-
    sponsored enterprises......  $    1.1    $   --     $  --    $   --   $   --    $ --      $    --    $   --  $  (1.1)
   U.S. corporate/(1)/.........     831.4       2.9      27.5      56.5    (19.3)     --        (48.1)    160.6   (156.0)
   Corporate--non-U.S./(1)/....     359.5       1.8      27.2      74.7       --      --        (27.5)    132.0       --
   Residential mortgage-
    backed.....................      11.3      (6.3)      8.6        --       --      --         (6.4)      0.1       --
   Commercial mortgage-
    backed.....................      15.6      (1.3)      1.8        --       --      --         (0.1)       --     (4.0)
   Other asset-backed..........     118.5       0.4      13.2     136.6    (11.8)     --        (36.3)      4.5       --
                                 --------    ------     -----    ------   ------    ----      -------    ------  -------
   Total fixed maturity
    securities.................   1,337.4      (2.5)     78.3     267.8    (31.1)     --       (118.4)    297.2   (161.1)
                                 --------    ------     -----    ------   ------    ----      -------    ------  -------
Equity securities..............      39.8        --       0.3       3.8     (5.3)     --           --        --       --
                                 --------    ------     -----    ------   ------    ----      -------    ------  -------
Other invested assets:
   Trading securities..........      32.4       1.9        --        --     (2.9)     --         (3.3)       --    (14.7)
   Derivative assets:
      Interest rate swaps......       5.3       0.7        --        --       --      --         (4.4)       --       --
      Equity index options.....      22.6     (42.4)       --      48.0       --      --        (10.0)       --       --
      Limited guarantee........       5.9      (5.4)       --        --       --      --           --        --       --
                                 --------    ------     -----    ------   ------    ----      -------    ------  -------
      Total derivative
       assets..................      33.8     (47.1)       --      48.0       --      --        (14.4)       --       --
                                 --------    ------     -----    ------   ------    ----      -------    ------  -------
   Total other invested
    assets.....................      66.2     (45.2)       --      48.0     (2.9)     --        (17.7)       --    (14.7)
                                 --------    ------     -----    ------   ------    ----      -------    ------  -------
Reinsurance recoverable/(2)/...      13.9      (7.9)       --        --       --     2.4           --        --       --
                                 --------    ------     -----    ------   ------    ----      -------    ------  -------
Total Level 3 assets...........  $1,457.3    $(55.6)    $78.6    $319.6   $(39.3)   $2.4      $(136.1)   $297.2  $(175.8)
                                 ========    ======     =====    ======   ======    ====      =======    ======  =======

                                             TOTAL GAINS
                                               (LOSSES)
                                             INCLUDED IN
                                   ENDING     NET INCOME
                                  BALANCE       (LOSS)
                                   AS OF     ATTRIBUTABLE
                                DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)               2012      STILL HELD
---------------------           ------------ ------------
Fixed maturity securities:
   U.S. government, agencies
    and government-
    sponsored enterprises......   $     --      $   --
   U.S. corporate/(1)/.........      855.5        (0.3)
   Corporate--non-U.S./(1)/....      567.7         0.1
   Residential mortgage-
    backed.....................        7.3        (6.3)
   Commercial mortgage-
    backed.....................       12.0        (1.3)
   Other asset-backed..........      225.1         0.4
                                  --------      ------
   Total fixed maturity
    securities.................    1,667.6        (7.4)
                                  --------      ------
Equity securities..............       38.6          --
                                  --------      ------
Other invested assets:
   Trading securities..........       13.4         2.2
   Derivative assets:
      Interest rate swaps......        1.6         0.7
      Equity index options.....       18.2       (39.4)
      Limited guarantee........        0.5        (5.4)
                                  --------      ------
      Total derivative
       assets..................       20.3       (44.1)
                                  --------      ------
   Total other invested
    assets.....................       33.7       (41.9)
                                  --------      ------
Reinsurance recoverable/(2)/...        8.4        (7.9)
                                  --------      ------
Total Level 3 assets...........   $1,748.3      $(57.2)
                                  ========      ======

--------
/(1)/The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate--non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out. During 2012, we began classifying private securities without an external rating as Level 3, which resulted in a significant number of securities being transferred into Level 3.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                            TOTAL REALIZED AND
                                             UNREALIZED GAINS
                                BEGINNING        (LOSSES)
                                 BALANCE   -------------------
                                  AS OF    INCLUDED IN                                                   TRANSFER TRANSFER
                                JANUARY 1, NET INCOME  INCLUDED                                            INTO    OUT OF
(AMOUNTS IN MILLIONS)              2011      (LOSS)     IN OCI  PURCHASES  SALES   ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------           ---------- ----------- -------- --------- -------  --------- ----------- -------- --------
Fixed maturity securities:
   U.S. government, agencies
    and government-
    sponsored enterprises......   $  1.1     $   --     $ 0.1    $   --   $    --    $ --      $  (0.1)   $   --   $  --
   U.S. corporate/(1)/.........    306.7       (8.6)     22.5      75.3     (17.0)     --        (30.5)    489.2    (6.2)
   Corporate--non-U.S./(1)/....    102.8      (11.0)     (7.4)     70.2     (53.0)     --        (21.4)    279.3      --
   Residential mortgage-
    backed.....................     40.3       (0.7)     (3.8)       --     (14.3)     --        (10.2)       --      --
   Commercial mortgage-
    backed.....................     19.9       (2.4)      1.4        --        --      --         (3.3)       --      --
   Other asset-backed..........    134.3         --       1.0       5.0      (7.5)     --        (14.3)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
   Total fixed maturity
    securities.................    605.1      (22.7)     13.8     150.5     (91.8)     --        (79.8)    768.5    (6.2)
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Equity securities..............     50.4        1.3       0.3        --      (9.9)     --         (2.3)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Other invested assets:
   Trading securities..........     40.5        0.4        --        --        --      --         (8.5)       --      --
Derivative assets:
   Interest rate swaps.........      4.6         --        --       0.7        --      --           --        --      --
   Equity index options........     30.9        1.3        --      26.3        --      --        (35.9)       --      --
   Limited guarantee...........     23.0      (17.1)       --        --        --      --           --        --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
   Total derivative
    assets.....................     58.5      (15.8)       --      27.0        --      --        (35.9)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
   Total other invested
    assets.....................     99.0      (15.4)       --      27.0        --      --        (44.4)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Reinsurance
 recoverable/(2)/..............     (4.1)      15.6        --        --        --     2.4           --        --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Total Level 3 assets...........   $750.4     $(21.2)    $14.1    $177.5   $(101.7)   $2.4      $(126.5)   $768.5   $(6.2)
                                  ======     ======     =====    ======   =======    ====      =======    ======   =====

                                             TOTAL GAINS
                                               (LOSSES)
                                             INCLUDED IN
                                   ENDING     NET INCOME
                                  BALANCE       (LOSS)
                                   AS OF     ATTRIBUTABLE
                                DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)               2011      STILL HELD
---------------------           ------------ ------------
Fixed maturity securities:
   U.S. government, agencies
    and government-
    sponsored enterprises......   $    1.1      $   --
   U.S. corporate/(1)/.........      831.4        (8.6)
   Corporate--non-U.S./(1)/....      359.5         0.8
   Residential mortgage-
    backed.....................       11.3          --
   Commercial mortgage-
    backed.....................       15.6        (2.4)
   Other asset-backed..........      118.5          --
                                  --------      ------
   Total fixed maturity
    securities.................    1,337.4       (10.2)
                                  --------      ------
Equity securities..............       39.8          --
                                  --------      ------
Other invested assets:
   Trading securities..........       32.4         0.4
Derivative assets:
   Interest rate swaps.........        5.3          --
   Equity index options........       22.6         1.3
   Limited guarantee...........        5.9       (17.1)
                                  --------      ------
   Total derivative
    assets.....................       33.8       (15.8)
                                  --------      ------
   Total other invested
    assets.....................       66.2       (15.4)
                                  --------      ------
Reinsurance
 recoverable/(2)/..............       13.9        15.6
                                  --------      ------
Total Level 3 assets...........   $1,457.3      $(10.0)
                                  ========      ======

--------
/(1)/The majority of the transfers into Level 3 during 2011 related to a reclassification of certain private securities valued using internal models which previously had not been identified as having significant unobservable inputs. Prior to 2011, these securities had been misclassified as Level 2. The remaining transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate--non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                   TOTAL REALIZED AND                                               TOTAL GAINS
                                                   UNREALIZED GAINS                                                   (LOSSES)
                                                       (LOSSES)        PURCHASES,                                   INCLUDED IN
                                        BEGINNING  ----------------      SALES,                           ENDING     NET INCOME
                                         BALANCE   INCLUDED            ISSUANCES,                        BALANCE       (LOSS)
                                          AS OF     IN NET                AND      TRANSFER  TRANSFER     AS OF     ATTRIBUTABLE
                                        JANUARY 1,  INCOME   INCLUDED SETTLEMENTS,   INTO     OUT OF   DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)                      2010     (LOSS)    IN OCI      NET      LEVEL 3   LEVEL 3       2010      STILL HELD
---------------------                   ---------- --------  -------- ------------ -------- ---------  ------------ ------------
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored
     enterprises.......................  $   10.2   $   --    $  --     $    --     $   --  $    (9.1)    $  1.1       $   --
    U.S. corporate/(1)/................     309.1      1.2      4.1        20.4      137.5     (165.6)     306.7          1.2
    Corporate--non-U.S./(1)/...........     188.6     (0.7)     2.7       (32.2)      59.4     (115.0)     102.8         (6.2)
    Residential mortgage-backed/(2)/...     649.6       --      2.0         2.2        4.4     (617.9)      40.3           --
    Commercial mortgage-backed/(2)/....     775.9     (7.4)    27.3       (82.8)     118.3     (811.4)      19.9         (0.1)
    Other asset-backed/(2)/............     816.6      5.0      9.7      (386.0)      64.2     (375.2)     134.3           --
                                         --------   ------    -----     -------     ------  ---------     ------       ------
    Total fixed maturity securities....   2,750.0     (1.9)    45.8      (478.4)     383.8   (2,094.2)     605.1         (5.1)
                                         --------   ------    -----     -------     ------  ---------     ------       ------
Equity securities......................       5.1       --     (1.2)       (5.6)      52.1         --       50.4           --
                                         --------   ------    -----     -------     ------  ---------     ------       ------
Other invested assets:
    Trading securities.................      21.5     (3.1)      --       (25.8)     135.0      (87.1)      40.5         (3.2)
    Restricted other invested assets...      26.5       --       --       (26.5)        --         --         --           --
    Derivative assets:
       Interest rate swaps.............       2.4      2.2       --          --         --         --        4.6          2.2
       Equity index options............      32.2    (66.4)      --        65.1         --         --       30.9        (66.4)
       Limited guarantee...............      29.9     (6.9)      --          --         --         --       23.0         (6.9)
                                         --------   ------    -----     -------     ------  ---------     ------       ------
    Total derivative assets............      64.5    (71.1)      --        65.1         --         --       58.5        (71.1)
                                         --------   ------    -----     -------     ------  ---------     ------       ------
    Total other invested assets........     112.5    (74.2)      --        12.8      135.0      (87.1)      99.0        (74.3)
                                         --------   ------    -----     -------     ------  ---------     ------       ------
Reinsurance recoverable/(3)/...........      (3.7)    (2.6)      --         2.2         --         --       (4.1)        (2.6)
                                         --------   ------    -----     -------     ------  ---------     ------       ------
Total Level 3 assets...................  $2,863.9   $(78.7)   $44.6     $(469.0)    $570.9  $(2,181.3)    $750.4       $(82.0)
                                         ========   ======    =====     =======     ======  =========     ======       ======

--------
/(1)/The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate--non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
/(2)/During 2010, primary market issuance and secondary market activity for commercial and non-agency residential mortgage-backed and other asset-backed securities increased the market observable inputs used to establish fair values for similar securities. These factors, along with more consistent pricing from third-party sources, resulted in our conclusion that there is sufficient trading activity in similar instruments to support classifying certain mortgage-backed and asset-backed securities as Level 2.
/(3)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the gains and losses included in net income
(loss) from assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                   2012    2011    2010
---------------------                                                                  ------  ------  ------
Total realized and unrealized gains (losses) included in net income (loss):
   Net investment income.............................................................. $  5.4  $  1.0  $ 17.2
   Net investment gains (losses)......................................................  (61.0)  (22.2)  (95.9)
                                                                                       ------  ------  ------
       Total.......................................................................... $(55.6) $(21.2) $(78.7)
                                                                                       ======  ======  ======
Total gains (losses) included in net income (loss) attributable to assets still held:
   Net investment income.............................................................. $  1.1  $  1.5  $  1.2
   Net investment gains (losses)......................................................  (58.3)  (11.5)  (83.2)
                                                                                       ------  ------  ------
       Total.......................................................................... $(57.2) $(10.0) $(82.0)
                                                                                       ======  ======  ======

   The amount presented for unrealized gains (losses) included in net income
(loss) for available-for-sale securities represents impairments and accretion on certain fixed maturity securities.

   The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:


                                             TOTAL REALIZED AND
                                             UNREALIZED (GAINS)
                                 BEGINNING         LOSSES
                                  BALANCE   ---------------------
                                   AS OF    INCLUDED IN                                                 TRANSFER TRANSFER
                                 JANUARY 1, NET (INCOME) INCLUDED                                         INTO    OUT OF
(AMOUNTS IN MILLIONS)               2012        LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------            ---------- ------------ -------- --------- ----- --------- ----------- -------- --------
Policyholder account balances:
   GMWB embedded
    derivatives/(1)/............   $433.6     $(158.4)     $--       $--     $--    $32.0       $--       $--      $--
   Fixed index annuity
    embedded derivatives........       --         0.1       --        --      --     21.6        --        --       --
                                   ------     -------      ---       ---     ---    -----       ---       ---      ---
   Total policyholder account
    balances....................    433.6      (158.3)      --        --      --     53.6        --        --       --
                                   ------     -------      ---       ---     ---    -----       ---       ---      ---
Total Level 3 liabilities.......   $433.6     $(158.3)     $--       $--     $--    $53.6       $--       $--      $--
                                   ======     =======      ===       ===     ===    =====       ===       ===      ===

                                              TOTAL (GAINS)
                                                  LOSSES
                                               INCLUDED IN
                                    ENDING     NET (INCOME)
                                   BALANCE         LOSS
                                    AS OF      ATTRIBUTABLE
                                 DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)                2012       STILL HELD
---------------------            ------------ --------------
Policyholder account balances:
   GMWB embedded
    derivatives/(1)/............    $307.2       $(155.0)
   Fixed index annuity
    embedded derivatives........      21.7           0.1
                                    ------       -------
   Total policyholder account
    balances....................     328.9        (154.9)
                                    ------       -------
Total Level 3 liabilities.......    $328.9       $(154.9)
                                    ======       =======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                     TOTAL REALIZED AND
                                     UNREALIZED (GAINS)
                         BEGINNING         LOSSES                                                                    ENDING
                          BALANCE   ---------------------                                                           BALANCE
                           AS OF    INCLUDED IN                                                 TRANSFER TRANSFER    AS OF
                         JANUARY 1, NET (INCOME) INCLUDED                                         INTO    OUT OF  DECEMBER 31,
(AMOUNTS IN MILLIONS)       2011        LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3      2011
---------------------    ---------- ------------ -------- --------- ----- --------- ----------- -------- -------- ------------
Policyholder account
 balances/(1)/..........   $107.8      $292.7      $--       $--     $--    $33.1      $  --      $--      $--       $433.6
Derivative liabilities:
    Equity index
     options............      2.6          --       --        --      --       --       (2.6)      --       --           --
                           ------      ------      ---       ---     ---    -----      -----      ---      ---       ------
    Total derivative
     liabilities........      2.6          --       --        --      --       --       (2.6)      --       --           --
                           ------      ------      ---       ---     ---    -----      -----      ---      ---       ------
Total Level 3
 liabilities............   $110.4      $292.7      $--       $--     $--    $33.1      $(2.6)     $--      $--       $433.6
                           ======      ======      ===       ===     ===    =====      =====      ===      ===       ======

                         TOTAL (GAINS)
                             LOSSES
                          INCLUDED IN
                          NET (INCOME)
                              LOSS
                          ATTRIBUTABLE
                         TO LIABILITIES
(AMOUNTS IN MILLIONS)      STILL HELD
---------------------    --------------
Policyholder account
 balances/(1)/..........     $297.2
Derivative liabilities:
    Equity index
     options............         --
                             ------
    Total derivative
     liabilities........         --
                             ------
Total Level 3
 liabilities............     $297.2
                             ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

                                                                                                         TOTAL (GAINS)
                                        TOTAL REALIZED AND                                                   LOSSES
                                        UNREALIZED (GAINS)    PURCHASES,                                  INCLUDED IN
                            BEGINNING         LOSSES            SALES,                         ENDING     NET (INCOME)
                             BALANCE   ---------------------  ISSUANCES                       BALANCE         LOSS
                              AS OF    INCLUDED IN               AND      TRANSFER TRANSFER    AS OF      ATTRIBUTABLE
                            JANUARY 1, NET (INCOME) INCLUDED SETTLEMENTS,   INTO    OUT OF  DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)          2010        LOSS      IN OCI      NET      LEVEL 3  LEVEL 3      2010       STILL HELD
---------------------       ---------- ------------ -------- ------------ -------- -------- ------------ --------------
Policyholder account
  balances/(1)/............   $156.6      $(80.4)     $--       $31.6       $--      $--       $107.8        $(77.7)
Derivative liabilities:
   Interest rate swaps.....      0.9        (0.9)      --          --        --       --           --          (0.9)
   Equity index
     options...............      2.4         2.7       --        (2.5)       --       --          2.6           2.7
                              ------      ------      ---       -----       ---      ---       ------        ------
   Total derivative
     liabilities...........      3.3         1.8       --        (2.5)       --       --          2.6           1.8
                              ------      ------      ---       -----       ---      ---       ------        ------
Total Level 3 liabilities..   $159.9      $(78.6)     $--       $29.1       $--      $--       $110.4        $(75.9)
                              ======      ======      ===       =====       ===      ===       ======        ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the gains and losses included in net (income) loss from liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                         2012    2011   2010
---------------------                                                                       -------  ------ ------
Total realized and unrealized (gains) losses included in net (income) loss:
   Net investment income................................................................... $    --  $   -- $   --
   Net investment (gains) losses...........................................................  (158.3)  292.7  (78.6)
                                                                                            -------  ------ ------
       Total............................................................................... $(158.3) $292.7 $(78.6)
                                                                                            =======  ====== ======
Total (gains) losses included in net (income) loss attributable to liabilities still held:
   Net investment income................................................................... $    --  $   -- $   --
   Net investment (gains) losses...........................................................  (154.9)  297.2  (75.9)
                                                                                            -------  ------ ------
       Total............................................................................... $(154.9) $297.2 $(75.9)
                                                                                            =======  ====== ======

   Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases, sales and settlements of fixed maturity, equity and trading securities and purchases, issuances and settlements of derivative instruments.

   Issuances and settlements presented for policyholder account balances represent the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Certain classes of instruments classified as Level 3 are excluded below as a result of not being material or due to limitations in being able to obtain the underlying inputs used by certain third-party sources, such as broker quotes, used as an input in determining fair value. The following table presents a summary of the significant unobservable inputs used for certain fair value measurements that are based on internal models and classified as Level 3 as of December 31, 2012:

                                        VALUATION                                                RANGE
(AMOUNTS IN MILLIONS)                   TECHNIQUE     FAIR VALUE  UNOBSERVABLE INPUT      (WEIGHTED-AVERAGE)
---------------------                ---------------- ---------- ---------------------- ------------------------
Assets
   Fixed maturity securities:
       U.S. corporate............... Matrix pricing     $788.8      Credit spreads      76bps - 552bps (194bps)
       Corporate--non-U.S........... Matrix pricing      563.2      Credit spreads      82bps - 354bps (189bps)
   Derivative assets:
                                       Discounted                    Interest rate
       Interest rate swaps..........   cash flows          1.6        volatility            25% - 28%(26%)
                                       Discounted                    Equity index
       Equity index option..........   cash flows         18.2        volatility            24% - 27%(25%)
Liabilities
   Policyholder account balances:
                                                                      Withdrawal
                                                                   utilization rate            --% - 98%
                                                                      Lapse rate               --% - 25%
                                                                    Non-performance
                                                                 risk (credit spreads)   50bps - 90bps (80bps)
       GMWB embedded                 Stochastic cash                 Equity index
         derivatives /(1)/..........   flow model        307.2        volatility            18% - 25%(22%)
       Fixed index annuity            Option budget                 Expected future
         embedded derivatives.......     method           21.7     interest credited          1% - 4%(1%)

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

(15) VARIABLE INTEREST AND SECURITIZATION ENTITIES

   VIEs are generally entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. We evaluate VIEs to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and who directs the activities of the entity that most significantly impact the economic results of the VIE. Our primary involvement related to VIEs includes asset securitization transactions.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   (a) Asset Securitizations

   We have used former affiliates and third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with term securitization entities, as well as transactions with conduits that are sponsored by third parties.

   The following table summarizes the total securitized assets as of December 31:

(AMOUNTS IN MILLIONS)                                                 2012   2011
---------------------                                                ------ ------
Receivables secured by:
   Other assets..................................................... $ 55.6 $ 60.4
                                                                     ------ ------
       Total securitized assets not required to be consolidated.....   55.6   60.4
                                                                     ------ ------
       Total securitized assets required to be consolidated.........   64.5   87.5
                                                                     ------ ------
       Total securitized assets..................................... $120.1 $147.9
                                                                     ====== ======

   Financial support for certain securitization entities was provided under credit support agreements that remain in place throughout the life of the related entities. During 2010, one of the securitization entities that was covered under a credit support agreement was terminated upon final payments made by the structure. Therefore, as of December 31, 2012 and 2011, Genworth provided limited recourse for a maximum of $38.7 million of credit losses related to the commercial mortgage loan entity that was required to be consolidated with assets of $65.0 million and $90.6 million, respectively, as of December 31, 2012 and 2011. There were no amounts recorded for these limited recourse liabilities as of December 31, 2012 and 2011. In 2012, we paid $1.5 million associated with these arrangements. No amounts were paid in 2011.

   (b) Securitization Entities Not Required To Be Consolidated

   We are involved in certain securitization entities where we are not required to consolidate the securitization entity.

   Asset securitizations. We transferred assets to securitization entities that would be considered VIEs but we were not required to consolidate the securitization entities. These securitization entities were designed to have significant limitations on the types of assets owned and the types and extent of permitted activities and decision making rights. We evaluated our involvement in the entities' design and our decision making ability regarding the assets held by the securitization entity and determined we would generally not be the party with power to direct the activities that significantly impact the economic performance of the entity.

   Following a securitization transaction, we retained the responsibility for servicing the receivables, and as such, were entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There were no servicing assets nor liabilities recorded as the benefits of servicing the assets were adequate to compensate an independent servicer for its servicing responsibilities.

   There has been no new asset securitization activity in 2012 or 2011.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   (c) Securitization Entity Required To Be Consolidated

   As a result of adopting new accounting guidance for VIE consolidation on January 1, 2010, we were required to consolidate one asset securitization entity. Our involvement with this securitization entity is described in more detail below. Prior to being required to consolidate this entity, our interest in this entity was recorded in our consolidated financial statements as available-for-sale fixed maturity securities.

   Asset securitizations. We were required to consolidate one securitization entity as a result of our involvement in the entity's design and having certain decision making ability regarding the assets held by the securitization entity. The securitization entity was designed to have significant limitations on the types of assets owned and the types and extent of permitted activities and decision making rights. The securitization entity that was required to be consolidated is backed by commercial mortgage loans.

   Our economic interest in this commercial mortgage loan securitization entity represents the excess interest received on the loans compared to the interest paid on the entity's debt obligation, which is held by a third-party. We own the majority of the rights to receive the excess interest with another Genworth subsidiary owning the remaining portion. Additionally, Genworth provides limited recourse for credit losses up to a maximum of $38.7 million. We also act as the servicer for the underlying mortgage loans and have the ability to direct certain activities in accordance with the agreements related to the securitization entity.

   The following table shows the assets and liabilities that were recorded for the consolidated securitization entity as of December 31:

          (AMOUNTS IN MILLIONS)                            2012  2011
          ---------------------                            ----- -----
          Assets
             Investments:
                 Restricted commercial mortgage loans..... $64.5 $86.1
                 Restricted other invested assets.........    --   1.4
                                                           ----- -----
                    Total investments.....................  64.5  87.5
             Cash and cash equivalents....................   0.1   2.5
             Accrued investment income....................   0.4   0.6
                                                           ----- -----
                 Total assets............................. $65.0 $90.6
                                                           ===== =====
          Liabilities
             Other liabilities............................ $ 0.3 $ 2.8
             Deferred tax liability.......................   2.7   1.8
             Borrowings related to securitization entity..  64.6  88.0
                                                           ----- -----
                 Total liabilities........................ $67.6 $92.6
                                                           ===== =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table shows the activity presented in our consolidated statement of income related to the consolidated securitization entity for the years ended December 31:

           (AMOUNTS IN MILLIONS)                  2012  2011   2010
           ---------------------                 -----  ----- -----
           Revenues:
           Net investment income................ $ 7.3  $10.4 $10.1
           Net investment gains (losses)........  (1.1)   0.2  (0.3)
           Other income.........................   1.5     --    --
                                                 -----  ----- -----
              Total revenues....................   7.7   10.6   9.8
                                                 -----  ----- -----
           Expenses:
           Interest expense.....................   4.7    6.2   7.5
           Acquisition and operating expenses...   0.6    0.6   0.9
                                                 -----  ----- -----
              Total expenses....................   5.3    6.8   8.4
                                                 -----  ----- -----
           Income before income taxes...........   2.4    3.8   1.4
           Provision for income taxes...........   0.9    1.3   0.5
                                                 -----  ----- -----
           Net income........................... $ 1.5  $ 2.5 $ 0.9
                                                 =====  ===== =====

   The assets and other instruments held by the securitization entity are restricted and can only be used to fulfill the obligations of the securitization entity.

   (d) Borrowings Related To Consolidated Securitization Entity

   Our consolidated securitization entity has a 6.0175% senior note maturing in 2023 with an aggregate principal amount and carrying value of $64.6 million and $88.0 million as of December 31, 2012 and 2011, respectively. This borrowing is required to be paid down as principal is collected on the restricted investments held by the securitization entity and accordingly the repayment of this borrowing follows the maturity or prepayment, as permitted, of the restricted investments.

(16) RESTRICTIONS ON DIVIDENDS

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia. Any dividends in excess of limits are deemed "extraordinary" and require approval. Based on statutory results as of December 31, 2012, we are able to distribute $483.3 million in dividends in 2013 without obtaining regulatory approval. Based on statutory results as of December 31, 2012, we estimate our insurance subsidiaries could pay dividends of approximately $78.4 million to us in 2013 without obtaining regulatory approval. However, we do not expect our insurance subsidiaries to pay dividends to us in 2013 at this level as they retain capital for growth and to meet capital requirements.

   Our life insurance subsidiaries paid dividends of $98.6 million and $11.8 million during 2012 and 2011, respectively (none of which were deemed "extraordinary"). Our life insurance subsidiaries paid dividends of $46.8 million ($20.0 million of which were deemed "extraordinary") during 2010. The dividends in 2010 included $10.0 million in cash and $36.8 million of securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   In 2012, we declared and paid a cash dividend of $100.0 million to GLIC. There were no common stock dividends declared in 2011. In 2010, we declared a non-cash deemed dividend of $29.7 million in connection with the previously uncertain tax benefits related to separation from our former parent that we recognized during the year.

(17) SUPPLEMENTAL STATUTORY FINANCIAL DATA

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income (loss) and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. Our U.S. domiciled insurance subsidiaries have no material permitted accounting practices, except for River Lake VI, River Lake VII, River Lake VIII and River Lake IX (the "SPFCs"). The permitted practices of the SPFCs were an essential element of their design and were expressly included in their plans of operation and in the licensing orders issued by their domiciliary state regulators. Accordingly, we believe that the permitted practices will remain in effect for so long as we maintain the SPFCs. The permitted practices were as follows:

  . River Lake IX was granted a permitted accounting practice from the state of Vermont to carry its excess of loss reinsurance agreement with Brookfield Life and Annuity Insurance Company as an admitted asset.

  . River Lake VII and River Lake VIII were each granted a permitted accounting practice from the state of Vermont to carry their reserves on a basis similar to U.S. GAAP.

  . River Lake VI was granted a permitted accounting practice from the state of Delaware to record a portion of the undrawn amount of its existing letter of credit and any additional letters of credit as gross paid-in and contributed surplus, thereby including such amounts in its statutory surplus. The amount of the letters of credit recorded as gross paid-in and contributed surplus is equal to the excess of statutory reserves less the economic reserves.

   The impact of these permitted practices on our combined U.S. domiciled life insurance subsidiaries' statutory capital and surplus was $589.5 million and $611.7 million as of December 31, 2012 and 2011, respectively. If they had not used a permitted practice, no regulatory event would have been triggered.

   The tables below include our combined statutory net income (loss) and statutory capital and surplus:

                                                                    YEARS ENDED DECEMBER 31,
                                                                   -------------------------
(AMOUNTS IN MILLIONS)                                                2012     2011     2010
---------------------                                              -------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries........................................ $ 357.0  $ (86.4) $  57.8
Captive life insurance subsidiaries...............................  (478.1)  (145.9)  (131.9)
                                                                   -------  -------  -------
   Combined statutory net income (loss)........................... $(121.1) $(232.3) $ (74.1)
                                                                   =======  =======  =======

                                                         AS OF DECEMBER 31,
                                                         -----------------
      (AMOUNTS IN MILLIONS)                                2012      2011
      ---------------------                              --------  --------
      Combined statutory capital and surplus, excluding
        captive life insurance subsidiaries............. $2,289.3  $1,878.6

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Statutory net income (loss) from our captive life reinsurance subsidiaries relates to the reinsurance of term and universal life insurance statutory reserves assumed from GLAIC. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties or secured by a third-party letter of credit. Accordingly, the combined statutory net income (loss) and distributable income of GLAIC and our life insurance subsidiaries are not affected by the statutory net income (loss) of the captives, except to the extent dividends are received from the captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $1,203.7 million and $1,517.7 million as of December 31, 2012 and 2011, respectively. Capital and surplus of our captive life reinsurance subsidiaries, excluding River Lake VI, River Lake VII, River Lake VIII and River lake IX, include surplus notes (non-recourse funding obligations) as further described in note 10.

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and equity market risk; and
(iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, management periodically monitors the RBC level of GLAIC and our subsidiaries. As of December 31, 2012 and 2011, GLAIC and each of our life insurance subsidiaries exceeded the minimum required RBC levels. The consolidated RBC ratio of our U.S. domiciled life insurance subsidiaries was approximately 613% and 529% of the company action level as of December 31, 2012 and 2011, respectively.

   In 2011, the NAIC formed a Joint Working Group to review the statutory reserve requirements of the Valuation of Life Insurance Policies Regulation (more commonly known as "Regulation AXXX"), also known as Actuarial Guideline 38 ("AG 38"), impacting certain universal life insurance policies with secondary guarantees. In March 2012, the NAIC adopted a framework to address these reserving issues, and subsequently retained an actuarial consultant to help resolve the framework's proposal for addressing in-force business and business that would be written in an interim period until the adoption of a principles-based reserve approach. In September 2012, subsequent to public exposure and significant public comment, the NAIC adopted the Joint Working Group's proposals for new and in-force business subject to AG 38 provisions. We are addressing these new business requirements through revised product offerings and increased utilization of reinsurance for our new business. Over time, there can be no assurance that there will continue to be affordable reinsurance available. With respect to the in-force requirements, we have determined that approximately 8.2% of our universal life insurance reserves are subject to the new regulations, which require additional reserve adequacy testing. The financial impact related to the new reserving requirements on our in-force reserves subject to the new guidance was not significant.

   River Lake IV also prepares financial statements in accordance with local regulatory requirements. As of December 31, 2012 and 2011, local statutory capital and surplus was $101.3 million and $118.5 million, respectively. Local statutory net income was $490.5 million for the year ended December 31, 2012. Local statutory net loss was $42.0 million and $74.4 million for the years ended December 31, 2011 and 2010, respectively. The regulatory authorities in these international jurisdictions generally establish supervisory solvency requirements. River Lake IV had surplus levels that exceeded local solvency requirements by $99.7 million and $112.9 million as of December 31, 2012 and 2011, respectively.

(18) SEGMENT INFORMATION

   We operate through two business segments: U.S. Life Insurance and Runoff. Our U.S. Life Insurance segment includes our life insurance and fixed deferred and immediate annuities for the retirement market. Our

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

Runoff segment primarily includes variable annuity, variable life insurance, group variable annuity and institutional products. Corporate and Other activities include other corporate income and expenses not allocated to the segments.

   We use the same accounting policies and procedures to measure segment income
(loss) and assets as we use to measure our consolidated net income (loss) and assets. Segment income represents the basis on which the performance of our business is assessed by management.

   See note 1 for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2012:

                                                             U.S. LIFE             CORPORATE
(AMOUNTS IN MILLIONS)                                        INSURANCE    RUNOFF   AND OTHER CONSOLIDATED
---------------------                                        ---------  ---------  --------- ------------
Premiums.................................................... $   467.5  $     5.3  $     --   $   472.8
Net investment income.......................................     649.1       35.9       8.9       693.9
Net investment gains (losses)...............................     (37.0)     (33.3)    (16.6)      (86.9)
Policy fees and other income................................     679.5      171.1       2.9       853.5
                                                             ---------  ---------  --------   ---------
   Total revenues...........................................   1,759.1      179.0      (4.8)    1,933.3
                                                             ---------  ---------  --------   ---------
Benefits and other changes in policy reserves...............     995.2       32.8        --     1,028.0
Interest credited...........................................     287.8       17.9        --       305.7
Acquisition and operating expenses, net of deferrals........     211.9       48.6       5.8       266.3
Amortization of deferred acquisition costs and intangibles..     276.8       58.8        --       335.6
Goodwill impairment.........................................     147.0         --        --       147.0
Interest expense............................................      90.1         --      (3.0)       87.1
                                                             ---------  ---------  --------   ---------
   Total benefits and expenses..............................   2,008.8      158.1       2.8     2,169.7
                                                             ---------  ---------  --------   ---------
Income (loss) before income taxes and equity in net loss of
  unconsolidated subsidiary.................................    (249.7)      20.9      (7.6)     (236.4)
Provision (benefit) for income taxes........................     (44.6)      (5.4)     (9.4)      (59.4)
                                                             ---------  ---------  --------   ---------
Income (loss) before equity in net loss of unconsolidated
  subsidiary................................................    (205.1)      26.3       1.8      (177.0)
Equity in net loss of unconsolidated subsidiary.............        --         --      45.5        45.5
                                                             ---------  ---------  --------   ---------
Net income (loss)........................................... $  (205.1) $    26.3  $   47.3   $  (131.5)
                                                             =========  =========  ========   =========
Total assets................................................ $25,824.4  $11,463.0  $1,277.9   $38,565.3
                                                             =========  =========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2011:

                                                             U.S. LIFE             CORPORATE
(AMOUNTS IN MILLIONS)                                        INSURANCE    RUNOFF   AND OTHER CONSOLIDATED
---------------------                                        ---------  ---------  --------- ------------
Premiums.................................................... $   782.2  $    55.6   $   --    $   837.8
Net investment income.......................................     680.1       35.5     10.0        725.6
Net investment gains (losses)...............................     (66.9)    (113.1)    (2.0)      (182.0)
Policy fees and other income................................     572.1      192.8       --        764.9
                                                             ---------  ---------   ------    ---------
   Total revenues...........................................   1,967.5      170.8      8.0      2,146.3
                                                             ---------  ---------   ------    ---------
Benefits and other changes in policy reserves...............   1,119.7       76.9       --      1,196.6
Interest credited...........................................     276.7       23.0       --        299.7
Acquisition and operating expenses, net of deferrals........     205.2       88.4      2.2        295.8
Amortization of deferred acquisition costs and intangibles..     133.6       46.0      4.2        183.8
Interest expense............................................     105.5         --      6.2        111.7
                                                             ---------  ---------   ------    ---------
   Total benefits and expenses..............................   1,840.7      234.3     12.6      2,087.6
                                                             ---------  ---------   ------    ---------
Income (loss) before income taxes and equity in net loss of
  unconsolidated subsidiary.................................     126.8      (63.5)    (4.6)        58.7
Provision (benefit) for income taxes........................      44.6      (38.4)    (1.6)         4.6
                                                             ---------  ---------   ------    ---------
Income (loss) before equity in net loss of unconsolidated
  subsidiary................................................      82.2      (25.1)    (3.0)        54.1
Equity in net loss of unconsolidated subsidiary.............        --         --     (7.5)        (7.5)
                                                             ---------  ---------   ------    ---------
Net income (loss)........................................... $    82.2  $   (25.1)  $(10.5)   $    46.6
                                                             =========  =========   ======    =========
Total assets................................................ $26,434.6  $12,092.9   $908.9    $39,436.4
                                                             =========  =========   ======    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2010:

                                                               U.S. LIFE         CORPORATE
(AMOUNTS IN MILLIONS)                                          INSURANCE RUNOFF  AND OTHER CONSOLIDATED
---------------------                                          --------- ------  --------- ------------
Premiums...................................................... $  839.3  $ 72.4   $   --     $  911.7
Net investment income.........................................    642.4    59.3     15.9        717.6
Net investment gains (losses).................................    (88.7)  (11.8)   (11.2)      (111.7)
Policy fees and other income..................................    399.0   171.9       --        570.9
                                                               --------  ------   ------     --------
   Total revenues.............................................  1,792.0   291.8      4.7      2,088.5
                                                               --------  ------   ------     --------
Benefits and other changes in policy reserves.................  1,082.8    80.6       --      1,163.4
Interest credited.............................................    267.9    35.5       --        303.4
Acquisition and operating expenses, net of deferrals..........    218.5    94.4      4.9        317.8
Amortization of deferred acquisition costs and intangibles....    138.8    48.1      1.8        188.7
Interest expense..............................................    101.4      --      7.5        108.9
                                                               --------  ------   ------     --------
   Total benefits and expenses................................  1,809.4   258.6     14.2      2,082.2
                                                               --------  ------   ------     --------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    (17.4)   33.2     (9.5)         6.3
Benefit for income taxes......................................    (12.3)   (2.9)   (31.9)       (47.1)
                                                               --------  ------   ------     --------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................     (5.1)   36.1     22.4         53.4
Equity in net income of unconsolidated subsidiary.............       --      --     21.7         21.7
                                                               --------  ------   ------     --------
Net income (loss)............................................. $   (5.1) $ 36.1   $ 44.1     $   75.1
                                                               ========  ======   ======     ========

(19) COMMITMENTS AND CONTINGENCIES

   (a) Litigation

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, increases to in-force long-term care insurance premiums, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters or the likelihood of potential future legal and regulatory matters against us. In light of the inherent uncertainties involved in these matters, no amounts have been accrued. We also are not able to provide an estimate or range of possible losses related to these matters.

   (b) Commitments

   As of December 31, 2012, we were committed to fund $21.3 million in limited partnership investments.

   On February 14, 2011, Genworth issued a $100.0 million letter of credit under its credit facilities for the benefit of Brookfield to support the reinsurance of statutory reserves assumed from us. This letter of credit replaced another letter of credit for the same amount which matured in February 2011 and was provided by a third-party bank.

   On April 28, 2010, GLAIC entered into a reinsurance treaty with River Lake VIII, a subsidiary of GLAIC, effective April 1, 2010 (the "Reinsurance Treaty II"). In conjunction with the Reinsurance Treaty II, on April 28, 2010, River Lake VIII delivered to GLAIC a $525.0 million conditional letter of credit issued by a third-party bank.

   (c) Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which was funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $264.8 million as of December 31, 2012.

(20) INVESTMENT IN UNCONSOLIDATED SUBSIDIARY

   Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2012 and 2011, the carrying value of our investment in GLICNY was $560.4 million and $478.2 million, respectively, and was included in other invested assets.

   On January 1, 2012, GLICNY adopted new accounting guidance related to accounting for costs associated with acquiring or renewing insurance contracts. GLICNY adopted this new guidance retrospectively, which reduced its retained earnings and stockholders' equity by $80.2 million as of January 1, 2010, and increased the net loss by $5.1 million for the year ended December 31, 2011 and increased net income by $6.0 million for the year ended December 31, 2010. As a result, our investment in GLICNY was impacted to the extent of our ownership interest of 34.5%.

   On January 1, 2012, GLICNY also changed its treatment of the liability for future policy benefits for their level premium term life insurance products when the liability for a policy falls below zero. GLICNY implemented this change in accounting retrospectively, which reduced its retained earnings and stockholders' equity by $11.4 million as of January 1, 2010 and increased the net loss by $1.5 million for the year ended December 31, 2011 and reduced net income by $1.1 million for the year ended December 31, 2010. As a result, our investment in GLICNY was impacted to the extent of our ownership interest of 34.5%.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The tables below provide summarized financial information for GLICNY:

                                                  YEARS ENDED DECEMBER 31,
                                                  ------------------------
         (AMOUNTS IN MILLIONS)                     2012    2011     2010
         ---------------------                    ------  ------   ------
         Net investment income................... $338.5  $329.4   $316.6
         Total revenues.......................... $666.3  $491.2   $524.3
         Net income (loss)....................... $131.9  $(21.6)  $ 62.8

                                                   AS OF DECEMBER 31,
                                                   -------------------
          (AMOUNTS IN MILLIONS)                      2012      2011
          ---------------------                    --------- ---------
          Total assets............................ $11,285.5 $10,895.5
          Total liabilities....................... $ 9,661.1 $ 9,509.3
          Total stockholders' equity.............. $ 1,624.4 $ 1,386.2

                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (A) FINANCIAL STATEMENTS

   All required financial statements are included in Part B of this Registration Statement.

   (B) EXHIBITS

 (1)(a)       Resolution of Board of Directors of The Life Insurance Company of
              Virginia authorizing the establishment of the Separate Account.
              Previously filed on May 1, 1998 with Post-Effective Amendment No. 12 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
              No. 033-76334.

 (1)(a)(i)    Resolution of the Board of Directors of GE Life and Annuity Assurance
              Company authorizing the change in name of Life of Virginia Separate
              Account 4 to GE Life & Annuity Separate Account 4. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (1)(b)       Resolution of the Board of Directors of GE Life and Annuity Assurance
              Company authorizing the change in name of GE Life and Annuity
              Assurance Company to Genworth Life and Annuity Insurance Company.
              Previously filed on January 3, 2006 with Post-Effective Amendment No.
              24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
              Registration No. 333-31172.

 (1)(b)(i)    Resolution of the Board of Directors of GE Life and Annuity Assurance
              Company authorizing the change in name GE Life & Annuity Separate
              Account 4 to Genworth Life & Annuity VA Separate Account 1.
              Previously filed on January 3, 2006 with Post-Effective Amendment No.
              24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
              Registration No. 333-31172.

 (2)          Not Applicable.

 (3)(a)       Underwriting Agreement dated December 1, 2001 between GE Life and
              Annuity Assurance Company and Capital Brokerage Corporation.
              Previously filed on September 13, 2002 with Post-Effective Amendment
              No. 7 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-63531.

 (3)(b)       Dealer Sales Agreement dated December 1, 2001. Previously filed on
              September 13, 2002 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(a)       Form of contract.

 (4)(a)(i) Contract Form P1151. Previously filed on December 21, 1999 with the initial filing to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-96513.

 (4)(b)       Endorsements to contract.

 (4)(b)(i)    IRA Endorsement. Previously filed on May 1, 1998 with Post-Effective
              Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 033-76334.

 (4)(b)(i)(a) IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 32 to Form N-4 for Genworth Life &
              Annuity VA Separate Account 1, Registration No. 333-63531.

 (4)(b)(ii)   Pension Endorsement. Previously filed on May 1, 1998 with
              Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
              Separate Account 4, Registration No. 033-76334.

 (4)(b)(ii)(a) Roth IRA Endorsement P5365 8/07. Previously filed on November 27,
               2007 with Post-Effective Amendment No. 32 to Form N-4 for Genworth
               Life & Annuity VA Separate Account 1, Registration No. 333-63531.

 (4)(b)(iii)   Section 403(b) Endorsement. Previously filed on May 1, 1998 with
               Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 033-76334.

 (4)(b)(iv)    Optional Death Benefit Rider. Previously filed on March 12, 1999 with
               Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 333-63531.

 (4)(b)(v)     Optional Enhanced Death Benefit Rider. Previously filed on September
               1, 2000 with Post-Effective Amendment No. 1 to Form N-4 for GE Life &
               Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(vi)    Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(vii)   Monthly Income Benefit Endorsement P5154 12/00. Previously filed on
               February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for
               GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(viii)  Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on
               April 30, 2001 with Post-Effective Amendment No. 5 to Form N-4 for GE
               Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(ix)    Death Provisions Endorsement P5232 1/03. Previously filed on February
               18, 2003 with Post-Effective Amendment 8 to Form N-4 for GE Life &
               Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(x)     Annual Step-Up Death Benefit Rider P5233 1/03. Previously filed on
               February 18, 2003 with Post-Effective Amendment 8 to Form N-4 for GE
               Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xi)    Rollup Death Benefit Rider P5234 1/03. Previously filed on February
               18, 2003 with Post-Effective Amendment 8 to Form N-4 for GE Life &
               Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xii)   Greater of Annual Step-Up and Rollup Death Benefit Rider P5235 1/03.
               Previously filed on February 18, 2003 with Post-Effective Amendment 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
               No. 333-63531.

 (4)(b)(xiii)  Annuity Cross Funding Endorsement P5229 1/03. Previously filed on
               February 18, 2003 with Post-Effective Amendment 8 to Form N-4 for GE
               Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xiv)   Earnings Protector Death Benefit Rider P5240 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment 8 to Form N-4 for
               GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xv)(a) Guaranteed Income Rider. Previously filed on December 3, 2003 with
               Post-Effective Amendment No. 13 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 333-31172.

 (4)(b)(xv)(b) Guaranteed Income Rider. Previously filed on April 27, 2005 with
               Post-Effective Amendment No. 20 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 333-63531.

 (4)(b)(xvi)(a)   Payment Protection Rider. Previously filed on February 23, 2004 with
                  Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity
                  Separate Account 4, Registration No. 333-47732.

 (4)(b)(xvi)(b)   Payment Protection with Commutation Immediate and Deferred Variable
                  Annuity Rider. Previously filed on September 1, 2006 with
                  Post-Effective Amendment No. 27 to Form N-4 for Genworth Life &
                  Annuity VA Separate Account 1, Registration No. 333-63531.

 (4)(b)(xvii)     Guaranteed Minimum Withdrawal Benefit. Previously filed on February
                  23, 2004 with Post-Effective Amendment No. 11 to Form N-4 for GE Life
                  & Annuity Separate Account 4, Registration No. 333-47732.

 (4)(b)(xviii)(a) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on July 28, 2005 with Post-Effective Amendment No. 21 to Form
                  N-4 to GE Life & Annuity Separate Account 4, Registration
                  No. 333-63531.

 (4)(b)(xviii)(b) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on September 1, 2006 with Post-Effective Amendment No. 27 to
                  Form N-4 for Genworth Life & Annuity VA Separate Account 1,
                  Registration No. 333-63531.

 (4)(b)(xviii)(c) Guaranteed Withdrawal Benefit for Life Rider. Previously filed on
                  April 23, 2007 with Post-Effective Amendment No. 30 to Form N-4 for
                  Genworth Life & Annuity VA Separate Account 1, Registration No.
                  333-63531.

 (4)(b)(xviii)(d) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on November 27, 2007 with Post-Effective Amendment No. 32 to
                  Form N-4 for Genworth Life & Annuity VA Separate Account 1,
                  Registration No. 333-63531.

 (4)(b)(xviii)(e) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on June 27, 2008 with Post-Effective Amendment No. 32 to Form
                  N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                  No. 333-47732.

 (5)              Form of Application. Previously filed on April 27, 2006 with
                  Post-Effective Amendment No. 25 to Form N-4 for Genworth Life &
                  Annuity VA Separate Account 1, Registration No. 333-63531.

 (6)(a)           Amended and Restated Articles of Incorporation of Genworth Life and
                  Annuity Insurance Company. Previously filed on January 3, 2006 with
                  Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
                  Annuity VA Separate Account 1, Registration No. 333-31172.

 (6)(b)           By-Laws of Genworth Life and Annuity Insurance Company. Previously
                  filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
                  N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                  No. 333-31172.

 (7)              Reinsurance Agreements. Previously filed on April 18, 2003 with
                  Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
                  Separate Account 4, SEC File No. 333-63531.

 (7)(a)           Amendments to Reinsurance Agreements. Previously filed on April 30,
                  2004 with Post Effective Amendment No. 14 to Form N-4 for GE Life &
                  Annuity Separate Account 4, Registration No. 333-63531.

 (8)(a)(i)        Amended and Restated Fund Participation Agreement among Variable
                  Insurance Products Funds, Fidelity Distributors Corporation and
                  Genworth Life and Annuity Insurance Company. Previously filed on
                  April 25, 2008 with Post-Effective Amendment No. 33 to Form N-4 for
                  Genworth Life & Annuity VA Separate Account 1, Registration
                  No. 333-63531.

 (8)(a)(ii)       First Amendment to Amended and Restated Fund Participation Agreement
                  among Variable Insurance Products Funds, Fidelity Distributors
                  Corporation and Genworth Life and Annuity Insurance Company.
                  Previously filed on April 25, 2008 with Post-Effective Amendment
                  No. 33 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
                  Registration No. 333-63531.

 (8)(b)    Agreement between Oppenheimer Variable Account Funds, Oppenheimer
           Management Corporation, and GE Life and Annuity Assurance Company.
           Previously filed with Post-Effective Amendment No. 9 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (8)(b)(i) Amendment to Participation Agreement between Oppenheimer Variable
           Account Funds, Oppenheimer Management Corporation, and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 033-76334.

 (8)(c)    [Reserved.]

 (8)(d)    Participation Agreement between Janus Capital Corporation and GE Life
           & Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(e)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Federated Insurance Series. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 30 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-63531.

 (8)(f) Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance Company of Virginia.
           Previously filed on September 28, 1995 with Post-Effective Amendment
           No. 4 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 033-76334.

 (8)(g)    Amendment to Fund Participation Agreement between The Alger American
           Fund, Fred Alger and Company, Inc. and GE Life and Annuity Assurance
           Company. Previously filed on December 21, 1999 with the initial filing to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 333-96513.

 (8)(h)    [Reserved.]

 (8)(i)    Participation Agreement between PBHG Insurance Series Fund, Inc. and
           The Life Insurance Company of Virginia. Previously filed on September
           28, 1995 with Post-Effective Amendment No. 3 to Form N-4 for GE Life
           & Annuity Separate Account 4, Registration No. 033-76334.

 (8)(j)    Form of Participation Agreement between Goldman Sachs Variable
           Insurance Trust and Genworth Life and Annuity Insurance Company.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           30 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-63531.

 (8)(j)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Goldman Sachs Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           30 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-63531.

 (8)(k)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Legg Mason Partners Variable Equity Trust and
           Legg Mason Partners Variable Income Trust. Previously filed on April
           23, 2007 with Post-Effective Amendment No. 30 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-63531.

 (8)(l)    Participation Agreement between GE Investments Funds, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           September 1, 2006 with Post-Effective Amendment No. 27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-63531.

 (8)(m)    [Reserved.]

 (8)(n)    Form of Participation Agreement between AIM Variable Insurance Funds,
           Inc. and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(n)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AIM Variable Insurance Funds.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           30 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-63531.

 (8)(o)    Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Dreyfus. Previously filed on April 23,
           2007 with Post-Effective Amendment No. 30 to Form N-4 for Genworth
           Life & Annuity VA Separate Account 1, Registration No. 333-63531.

 (8)(p)    Participation Agreement between MFS(R) Variable Insurance Trust and
           GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(p)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           30 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-63531.

 (8)(q)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(q)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 30 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-63531.

 (8)(r)    Participation Agreement between Rydex Variable Trust and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(s)    Participation Agreement between Van Kampen Life Investment Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 30 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-63531.

 (8)(t)    [Reserved.]

 (8)(u)    Participation Agreement between FAM Variable Series Funds, Inc.
           (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(u)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 33 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-63531.

 (8)(v) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
           November 1, 2004 with Post-Effective Amendment No. 16 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (8)(w)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed on April 27, 2006 with Post-Effective Amendment No. 25 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-63531.

 (8)(x)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and AllianceBernstein Variable Products Series
           Fund, Inc. Previously filed with Post-Effective Amendment No. 21 to
           Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-31172.

 (8)(x)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 23, 2007 with
           Post-Effective Amendment No. 30 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-63531.

 (8)(y)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and American Century Investment Services, Inc.
           regarding American Century Variable Portfolios II, Inc. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for Genworth
           Life & Annuity VA Separate Account 1, Registration No. 333-31172.

 (8)(z)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Eaton Vance Variable Trust. Previously filed with Post-Effective Amendment No. 6 to Form N-6 for Genworth Life &
           Annuity VL Separate Account 1, Registration No. 333-72572.

 (8)(z)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 30 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-63531.

 (8)(aa)   Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and The Universal Institutional Funds, Inc.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           30 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-63531.

 (8)(bb)   Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company, Genworth Variable Insurance Trust and Genworth
           Financial Wealth Management, Inc. Previously filed on April 27, 2009 with Post-Effective Amendment No. 36 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-63531.

 (8)(cc)   Fund Participation Agreement between Wells Fargo Variable Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 27, 2011 with Post-Effective Amendment No. 41 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-63531.

 (8)(dd)   Form of Amendment to Fund Participation Agreement between Genworth
           Life and Annuity Insurance Company and Fund Company to distribute summary prospectuses pursuant to Rule 498. Previously filed on April
           27, 2011 with Post-Effective Amendment No. 41 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-63531.

 (9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Filed herewith.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)       Not Applicable.

(12)       Not Applicable.

(13) Schedule showing computation for Performance Data. Previously filed on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE
           Life & Annuity Separate Account 4, Registration No. 333-31172.

(14)(a)    Power of Attorney. Previously filed on April 27, 2011 with
           Post-Effective Amendment No. 41 and on October 14, 2011 with
           Post-Effective Amendment No. 42 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-63531.

(b)        Power of Attorney. Previously filed on June 1, 2012 with
           Post-Effective Amendment No. 44 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-63531.

(c)        Power of Attorney. Filed herewith.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Elena K. Edwards          Director, Chairperson of the Board, President and Chief
                          Executive Officer
Paul A. Haley             Director, Senior Vice President and Chief Actuary
Daniel J. Sheehan, IV(2)  Director, Senior Vice President and Chief Investment Officer
Gregory S. Karawan        Director
John G. Apostle, II(1)    Vice President and Chief Compliance Officer
Thomas E. Duffy           Senior Vice President, General Counsel and Secretary
Amy R. Corbin             Director, Senior Vice President and Chief Financial Officer
Patrick M. Foley          Senior Vice President
Patrick B. Kelleher       Senior Vice President
Martin P. Klein           Senior Vice President
Leon E. Roday(1)          Senior Vice President
Jac J. Amerell            Vice President and Controller
Gary T. Prizzia(1)        Treasurer


   The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

   (1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.
   (2) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


                                  [FLOW CHART]




ITEM 27.  NUMBER OF CONTRACT OWNERS


   There were 1,063 owners of Qualified Contracts and 2,354 owners of Non-Qualified Contracts as of February 27, 2013.


ITEM 28.  INDEMNIFICATION

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, Genworth Life and Annuity Insurance Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

ITEM 29.  PRINCIPAL UNDERWRITERS

   (a) Capital Brokerage Corporation is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity contracts and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2 and Genworth Life & Annuity VA Separate Account 3.

   (b)


         NAME                 ADDRESS           POSITIONS AND OFFICES WITH UNDERWRITER
         ----                  -------          --------------------------------------
Scott R. Reeks......... 6620 W. Broad St.     President and Chief Executive Officer
                        Richmond, VA 23230
Thomas E. Duffy........ 6610 W. Broad St.     Director and Vice President
                        Richmond, VA 23230
Elizabeth M. O'Brien... 6610 W. Broad St.     Director
                        Richmond, VA 2320
John G. Apostle, II.... 6620 W. Broad St.     Director
                        Richmond, VA 23230
Martin P. Klein........ 6620 W. Broad St.     Senior Vice President
                        Richmond, VA 23230
Scott E. Wolfe......... 6620 W. Broad Street  Senior Vice President and Chief Compliance
                        Richmond, VA 23230    Officer
Vidal J. Torres Jr..... 6610 W. Broad St.     Vice President and Secretary
                        Richmond, VA 23230
Daniel P. Healey....... 6610 W. Broad St.     Vice President
                        Richmond, VA 23230

         NAME                 ADDRESS         POSITIONS AND OFFICES WITH UNDERWRITER
         ----                  -------        --------------------------------------
Gary T. Prizzia........ 6620 W. Broad Street    Treasurer
                        Richmond, VA 23230
Linda C. Bagnell....... 6610 W. Broad St.       Financial & Operations Principal
                        Richmond, VA 23230


                                     (2)
            (1)                NET UNDERWRITING      (3)           (4)
          NAME OF               DISCOUNTS AND   COMPENSATION    BROKERAGE      (5)
    PRINCIPAL UNDERWRITER        COMMISSIONS    ON REDEMPTION  COMMISSIONS COMPENSATION
    ---------------------      ---------------- -------------  ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     7.5%    $51.2 million


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  MANAGEMENT SERVICES

   Not applicable.

ITEM 32.  UNDERTAKINGS

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   (d) Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer Contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE CODE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 25th day of April 2013.


                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                     Registrant

                                   By:            /s/  PAUL A. HALEY
                                        --------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT

                                   BY: GENWORTH LIFE AND ANNUITY INSURANCE
                                         COMPANY
                                       (Depositor)

                                   By:            /s/  PAUL A. HALEY
                                        -------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


             NAME                          TITLE                   DATE
              ----                         -----                   ----

    /s/  ELENA K. EDWARDS*     Director, Chairperson of the   April 25, 2013
  ----------------------------   Board, President and Chief
       ELENA K. EDWARDS          Executive Officer

  /s/  DANIEL J. SHEEHAN, IV*  Director, Senior Vice          April 25, 2013
  ----------------------------   President and Chief
     DANIEL J. SHEEHAN, IV       Investment Officer

      /s/  PAUL A. HALEY       Director, Senior Vice          April 25, 2013
  ----------------------------   President and Chief Actuary
         PAUL A. HALEY

   /s/  GREGORY S. KARAWAN*    Director                       April 25, 2013
  ----------------------------
      GREGORY S. KARAWAN

      /s/  AMY R. CORBIN*      Director, Senior Vice          April 25, 2013
  ----------------------------   President and Chief
         AMY R. CORBIN           Financial Officer

     /s/  JAC J. AMERELL*      Vice President and Controller  April 25, 2013
  ----------------------------
        JAC J. AMERELL



*By:    /s/  PAUL A. HALEY    , pursuant to Power of Attorney             April 25, 2013
      ----------------------    executed on April 1, 2011, October 11,
          PAUL A. HALEY         2011, May 25, 2012, and April 1, 2013.